UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

Item 1. Reports to Stockholders

Fidelity's
Broadly Diversified International Equity
Funds

Fidelity® Diversified International Fund
Fidelity Aggressive International Fund
Fidelity Overseas Fund
Fidelity Worldwide Fund

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Diversified International Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Aggressive International Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Overseas Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Worldwide Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes to Financial Statements	<Click Here>	Notes to the Financial Statements
Reports of Independent Registered Public Accounting Firms	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Diversified International
Actual	$ 1,000.00	$ 903.40	$ 4.92
HypotheticalA	$ 1,000.00	$ 1,019.69	$ 5.22
Aggressive International
Actual	$ 1,000.00	$ 861.40	$ 4.30
HypotheticalA	$ 1,000.00	$ 1,020.24	$ 4.67
Overseas
Actual	$ 1,000.00	$ 870.30	$ 5.35
HypotheticalA	$ 1,000.00	$ 1,019.14	$ 5.77
Worldwide
Actual	$ 1,000.00	$ 900.70	$ 5.67
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.02

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Diversified International	1.04%
Aggressive International	.93%
Overseas	1.15%
Worldwide	1.20%

Semiannual Report

Diversified International

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2008
United Kingdom	14.4%
Japan	10.5%
Germany	10.5%
United States of America	9.8%
Switzerland	9.4%
France	7.7%
Canada	7.6%
Spain	4.0%
Australia	3.7%
Other	22.4%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2007
Japan	12.9%
United Kingdom	12.8%
Germany	10.0%
France	9.0%
Switzerland	8.5%
United States of America	7.1%
Canada	6.4%
Spain	3.9%
Australia	3.8%
Other	25.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	94.0	96.5
Short-Term Investments and Net Other Assets	6.0	3.5
Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
E.ON AG (Germany, Electric Utilities)	2.0	1.6
Nestle SA (Reg.) (Switzerland, Food Products)	1.9	1.2
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	1.7	2.0
Telefonica SA (Spain, Diversified Telecommunication Services)	1.6	1.5
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.4	1.4
Tesco PLC (United Kingdom, Food & Staples Retailing)	1.4	1.3
Reckitt Benckiser Group PLC (United Kingdom, Household Products)	1.3	1.0
Siemens AG (Germany, Industrial Conglomerates)	1.2	1.0
Bayer AG (Germany, Chemicals)	1.2	1.7
Fiat SpA (Italy, Automobiles)	1.2	1.3
	14.9
Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.6	16.4
Industrials	12.1	14.3
Materials	10.6	10.2
Energy	10.3	8.2
Consumer Staples	9.4	8.4
Consumer Discretionary	8.1	10.7
Information Technology	8.1	9.8
Health Care	7.0	6.6
Telecommunication Services	6.1	6.9
Utilities	4.6	5.0

Semiannual Report

Diversified International

Investments April 30, 2008 (Audited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
Australia - 3.7%
Babcock & Brown Ltd. (d)	8,081,099	$ 112,050,700
BHP Billiton Ltd. sponsored ADR (d)	6,500,492	524,329,685
Brambles Ltd.	16,000,000	134,318,799
Brambles Ltd. unit	7,500,000	63,263,630
Cochlear Ltd.	1,325,000	70,864,014
Commonwealth Bank of Australia	2,000,000	84,609,525
Computershare Ltd.	16,900,000	142,671,278
CSL Ltd.	15,700,000	589,251,102
National Australia Bank Ltd.	1,450,000	41,318,594
QBE Insurance Group Ltd.	9,500,000	226,620,528
TOTAL AUSTRALIA		1,989,297,855
Austria - 0.0%
Raiffeisen International Bank Holding AG	129,922	21,113,691
Belgium - 0.3%
Fortis (d)	4,000,000	109,277,001
Nyrstar SA/NV (d)	2,750,000	58,771,513
TOTAL BELGIUM		168,048,514
Bermuda - 0.3%
Bunge Ltd.	500,000	57,045,000
Clear Media Ltd. (a)	22,325,000	19,107,518
Covidien Ltd.	500,000	23,345,000
Genesis Lease Ltd. ADR	269,800	3,642,300
Willis Group Holdings Ltd.	1,700,000	59,075,000
TOTAL BERMUDA		162,214,818
Brazil - 1.6%
Banco do Brasil SA	1,000,000	17,326,435
Bolsa de Mercadorias & Futuros - BM&F SA	3,400,000	34,568,644
Bovespa Holding SA	1,320,000	20,051,739
Cosan SA Industria e Comercio	3,174,893	55,907,302
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	450,000	45,495,000
sponsored ADR	1,400,000	169,988,000
Uniao de Bancos Brasileiros SA (Unibanco) GDR	3,000,000	436,230,000
Vivo Participacoes SA (PN) sponsored ADR	10,000,000	67,500,000
TOTAL BRAZIL		847,067,120
Canada - 7.6%
Bombardier, Inc. Class B (sub. vtg.) (a)	2,500,000	16,383,676
Brookfield Asset Management, Inc. Class A	4,000,000	130,473,637
Canadian Natural Resources Ltd.	7,000,000	594,628,140
Canadian Pacific Railway Ltd. (d)	1,700,000	117,114,487
EnCana Corp.	7,150,000	576,841,923
Flint Energy Services Ltd. (a)(e)	3,500,000	78,229,570
Niko Resources Ltd. (e)	4,250,000	384,023,434
OPTI Canada, Inc. (a)	3,000,000	63,509,086

	Shares	Value
OZ Optics Ltd. unit (f)	102,000	$ 1,231,650
Petrobank Energy & Resources Ltd. (a)	3,800,000	183,378,016
Potash Corp. of Saskatchewan, Inc.	2,050,000	377,097,510
Power Corp. of Canada (sub. vtg.)	3,800,000	133,269,785
Research In Motion Ltd. (a)	1,600,000	194,608,011
Rogers Communications, Inc. Class B (non-vtg.)	3,000,000	133,482,276
Shoppers Drug Mart Corp.	1,200,000	63,378,016
Silver Wheaton Corp. (a)	9,500,000	125,930,891
SNC-Lavalin Group, Inc.	4,150,000	208,138,715
Suncor Energy, Inc.	2,850,000	321,619,005
Talisman Energy, Inc.	3,000,000	60,679,178
TransCanada Corp.	300,000	10,991,957
Trican Well Service Ltd. (e)	7,000,000	157,710,257
Ultra Petroleum Corp. (a)	800,000	66,456,000
Westernzagros Resources Ltd. (a)	7,000,000	17,029,093
Yamana Gold, Inc.	1,478,900	18,957,997
TOTAL CANADA		4,035,162,310
Cayman Islands - 0.0%
Lee & Man Paper Manufacturing Ltd.	2,136,400	3,975,004
China - 0.2%
Focus Media Holding Ltd. ADR (a)	2,300,000	84,847,000
Global Bio-Chem Technology Group Co. Ltd.	39,999,600	18,580,234
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	1,000,000	1,627,070
TOTAL CHINA		105,054,304
Czech Republic - 0.1%
Ceske Energeticke Zavody AS	900,000	66,881,169
Denmark - 0.4%
Carlsberg AS Series B	517,400	69,060,996
Novo Nordisk AS Series B	29,300	2,016,737
Novozymes AS Series B	1,500,000	137,138,195
TOTAL DENMARK		208,215,928
Egypt - 0.1%
Orascom Construction Industries SAE GDR	150,000	24,225,000
Finland - 1.1%
Nokia Corp. sponsored ADR	20,000,000	601,400,000
France - 7.7%
Alstom SA	1,243,790	289,310,407
AXA SA sponsored ADR	9,400,000	348,270,000
bioMerieux SA	300,000	32,783,100
BNP Paribas SA	1,926,800	208,298,979
Bouygues SA (d)	2,950,000	221,143,866
Cap Gemini SA (d)	6,137,553	373,576,215
CNP Assurances (d)	700,000	83,269,075
Compagnie Generale de Geophysique SA (a)	200,000	50,529,685
Dassault Aviation SA (d)	36,265	29,999,383
Common Stocks - continued
	Shares	Value
France - continued
Electricite de France	1,024,800	$ 107,507,588
Essilor International SA	2,700,000	168,388,053
Financiere Marc de Lacharriere SA (Fimalac) (d)	1,400,000	84,492,977
Gaz de France	1,000,000	66,096,974
Groupe Danone	1,800,000	159,719,264
Ipsen SA	500,000	30,644,393
L'Air Liquide SA	27,500	4,152,214
L'Oreal SA (d)	1,000,000	118,971,432
LVMH Moet Hennessy - Louis Vuitton	1,200,000	137,539,155
Neopost SA	800,000	83,674,961
Nexans SA (d)	500,406	66,650,603
Pernod Ricard SA	2,600,000	300,355,642
Renault SA	1,865,800	192,383,861
Sanofi-Aventis sponsored ADR	1,900,000	73,302,000
Societe Generale (a)	300,000	34,750,086
Societe Generale Series A	1,219,800	143,121,911
Suez SA (France)	1,979,200	140,582,676
Total SA sponsored ADR	600,000	50,400,000
Veolia Environnement	2,600,741	188,953,182
VINCI SA	4,400,000	325,789,083
TOTAL FRANCE		4,114,656,765
Germany - 10.3%
Adidas-Salomon AG	2,739,000	175,267,211
Allianz AG sponsored ADR	22,500,000	456,300,000
BASF AG (d)	400,000	57,229,926
Bayer AG (d)	7,497,510	641,399,089
Bayerische Motoren Werke AG (BMW) (d)	900,000	49,525,898
Commerzbank AG	300,000	10,912,089
Continental AG (d)	3,500,000	412,684,593
Deutsche Bank AG	400,000	47,686,183
Deutsche Boerse AG	975,000	143,409,672
E.ON AG (d)	33,080	6,750,020
E.ON AG sponsored ADR (d)	16,500,000	1,085,700,001
Fresenius AG	2,450,000	207,833,928
GEA Group AG	4,500,000	166,842,564
Gerresheimer AG	625,860	34,987,446
GFK AG	1,600,000	73,059,480
Henkel AG & Co. KGaA	270	10,900
K&S AG	703,500	296,072,866
Linde AG	3,036,886	446,117,068
MAN AG (d)	500,000	70,046,557
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.) (d)	1,300,000	252,176,973
Q-Cells AG (a)(d)	1,200,000	140,517,734

	Shares	Value
Siemens AG sponsored ADR	5,550,000	$ 657,397,500
SolarWorld AG	950,000	51,268,866
TOTAL GERMANY		5,483,196,564
Greece - 0.3%
Coca-Cola Hellenic Bottling Co. SA:
(Bearer)	375,000	16,918,421
sponsored ADR	1,800,000	80,550,000
Public Power Corp. of Greece	1,084,205	45,834,320
TOTAL GREECE		143,302,741
Hong Kong - 1.2%
China Mobile (Hong Kong) Ltd. sponsored ADR	4,400,000	379,808,000
Esprit Holdings Ltd.	11,810,000	145,330,066
Hutchison Whampoa Ltd.	5,000,000	48,750,000
Sun Hung Kai Properties Ltd.	2,500,000	43,788,455
TOTAL HONG KONG		617,676,521
India - 2.7%
Bajaj Auto Ltd. (a)	500,000	8,327,441
Bajaj Finserv Ltd. (a)	500,000	6,942,398
Bharti Airtel Ltd. (a)	600,000	13,323,857
HDFC Bank Ltd.	100,000	3,767,985
Infosys Technologies Ltd.	6,000,000	260,039,556
Infosys Technologies Ltd. sponsored ADR	3,260,000	142,429,400
Reliance Industries Ltd.	6,900,000	445,983,933
Satyam Computer Services Ltd.	23,000,000	274,436,343
State Bank of India	4,800,000	216,731,052
Tata Consultancy Services Ltd.	3,000,000	68,306,552
TOTAL INDIA		1,440,288,517
Indonesia - 0.5%
PT Bumi Resources Tbk	120,000,000	86,541,504
PT Indosat Tbk sponsored ADR	3,983,500	132,770,055
PT Perusahaan Gas Negara Tbk Series B	24,000,000	31,493,299
TOTAL INDONESIA		250,804,858
Ireland - 1.0%
Allied Irish Banks PLC	1,800,000	37,832,252
Anglo Irish Bank Corp. PLC	1,634,019	22,957,804
Bank of Ireland	4,000,000	54,797,918
CRH PLC	4,500,000	172,532,773
IAWS Group PLC (Ireland)	4,000,000	101,159,281
Ryanair Holdings PLC sponsored ADR (a)(d)	4,525,000	122,672,750
Smurfit Kappa Group PLC	773,558	9,660,811
TOTAL IRELAND		521,613,589
Italy - 3.2%
A2A SpA	15,200,000	56,118,423
Enel SpA ADR	71,000	3,881,484
Common Stocks - continued
	Shares	Value
Italy - continued
Fiat SpA (d)	28,142,912	$ 632,516,361
Impregilo SpA (a)	2,000,000	12,201,558
Intesa Sanpaolo SpA	52,333,064	392,799,882
Prysmian SpA	2,000,000	47,741,561
Saipem SpA	38,000	1,674,654
UniCredit SpA	72,843,300	555,046,216
TOTAL ITALY		1,701,980,139
Japan - 10.5%
Asahi Glass Co. Ltd.	2,000,000	23,877,859
Canon, Inc. sponsored ADR	9,300,000	464,721,000
Daiwa Securities Group, Inc.	7,000,000	69,440,742
Fanuc Ltd.	1,700,000	179,159,599
Hoya Corp.	2,139,500	59,704,447
Ibiden Co. Ltd.	1,200,000	52,357,326
Japan Tobacco, Inc.	80,000	388,952,602
JSR Corp.	4,000,000	90,324,894
Kawasaki Kisen Kaisha Ltd.	5,500,000	56,008,389
Keyence Corp.	920,000	235,228,702
Konica Minolta Holdings, Inc.	6,000,000	90,403,894
Kubota Corp.	10,000,000	70,052,153
Mitsubishi Corp.	10,300,000	331,522,858
Mitsubishi Estate Co. Ltd.	4,000,000	116,310,775
Mitsubishi UFJ Financial Group, Inc.	5,200,000	57,290,441
Mitsui & Co. Ltd.	18,000,000	422,686,646
Mitsui Fudosan Co. Ltd.	2,500,000	63,165,696
Mitsui O.S.K. Lines Ltd.	1,500,000	20,707,420
Mizuho Financial Group, Inc.	11,100	57,757,725
Mori Seiki Co. Ltd.	900,000	16,618,747
NGK Insulators Ltd.	3,000,000	57,772,166
Nidec Corp.	400,000	30,217,302
Nikon Corp.	3,260,000	94,184,084
Nintendo Co. Ltd.	450,000	247,284,010
Nippon Electric Glass Co. Ltd.	2,000,000	31,104,951
Nomura Holdings, Inc.	10,120,000	176,687,487
ORIX Corp.	2,550,000	461,248,817
Shin-Etsu Chemical Co. Ltd.	1,500,000	92,866,816
Sony Corp. (d)	2,000,000	92,195,835
Sony Financial Holdings, Inc.	38,379	162,149,068
Sumitomo Metal Industries Ltd.	10,000,000	42,113,288
Sumitomo Mitsui Financial Group, Inc.	42,150	362,665,465
Sumitomo Trust & Banking Co. Ltd.	15,500,000	139,340,126
Takeda Pharmaceutical Co. Ltd.	599,500	31,691,597
Tokai Carbon Co. Ltd. (d)	6,000,000	62,853,358
Tokuyama Corp.	6,000,000	54,462,619
Tokyo Tatemono Co. Ltd.	2,000,000	17,458,495
Toyota Motor Corp. sponsored ADR (d)	5,900,000	598,850,000
TOTAL JAPAN		5,621,437,399

	Shares	Value
Korea (South) - 2.1%
Amorepacific Corp.	139,531	$ 88,315,203
LG Household & Health Care Ltd.	519,530	107,453,303
NHN Corp. (a)	1,000,000	232,245,313
Samsung Electronics Co. Ltd.	480,000	340,174,594
Samsung Fire & Marine Insurance Co. Ltd.	250,000	54,572,665
Shinhan Financial Group Co. Ltd.	3,000,000	173,206,848
SK Energy Co. Ltd.	639,000	78,342,424
SK Holdings Co. Ltd.	200,000	30,999,267
TOTAL KOREA (SOUTH)		1,105,309,617
Luxembourg - 0.9%
ArcelorMittal SA (NY Reg.) Class A	3,950,000	351,905,500
SES SA FDR (France) unit	5,916,322	146,020,691
TOTAL LUXEMBOURG		497,926,191
Malaysia - 0.1%
DiGi.com Bhd	5,000,000	38,461,538
KNM Group Bhd	5,000,000	10,129,788
TOTAL MALAYSIA		48,591,326
Mexico - 0.8%
America Movil SAB de CV Series L sponsored ADR	6,200,000	359,352,000
Grupo Televisa SA de CV (CPO) sponsored ADR	3,500,000	86,380,000
TOTAL MEXICO		445,732,000
Netherlands - 1.4%
Chicago Bridge & Iron Co. NV (NY Shares)	1,000,000	39,840,000
Fugro NV (Certificaten Van Aandelen) unit	900,000	80,534,027
Heineken NV (Bearer) (d)	2,300,000	134,249,918
ING Groep NV sponsored ADR	4,800,000	182,352,000
Koninklijke KPN NV	2,116,000	38,929,245
Koninklijke Philips Electronics NV (NY Shares)	4,750,000	178,410,000
OPG Groep NV (A Shares)(Certificaten Van Aandelen) unit	1,600,400	43,097,132
Reed Elsevier NV sponsored ADR (d)	1,000,178	37,606,693
TOTAL NETHERLANDS		735,019,015
Netherlands Antilles - 0.6%
Schlumberger Ltd. (NY Shares)	3,000,000	301,650,000
Norway - 1.0%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)(d)	7,425,177	14,150,141
Orkla ASA (A Shares) (d)	4,472,494	59,398,938
Petroleum Geo-Services ASA	6,499,750	177,498,084
Pronova BioPharma ASA	12,999,500	44,949,155
Renewable Energy Corp. AS (a)	5,000,000	171,168,959
Common Stocks - continued
	Shares	Value
Norway - continued
StatoilHydro ASA sponsored ADR	69,000	$ 2,495,730
Telenor ASA	4,000,000	80,943,025
TOTAL NORWAY		550,604,032
Panama - 0.1%
McDermott International, Inc. (a)	1,000,000	53,580,000
Papua New Guinea - 0.2%
Lihir Gold Ltd. (a)	40,000,000	110,926,200
Russia - 0.6%
JSC MMC 'Norilsk Nickel' sponsored ADR	2,500,000	68,000,000
Lukoil Oil Co. sponsored ADR	500,000	44,900,000
OAO Gazprom:
(Reg. S) unit	81,400	4,330,480
sponsored ADR	3,950,000	208,955,000
Rostelecom sponsored ADR (d)	91,000	6,292,650
TOTAL RUSSIA		332,478,130
Singapore - 0.0%
Flextronics International Ltd. (a)	1,500,000	15,585,000
South Africa - 0.4%
Impala Platinum Holdings Ltd.	5,600,000	228,136,078
Spain - 4.0%
Actividades de Construccion y Servicios SA (ACS)	1,100,000	65,253,980
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	9,000,000	206,280,000
Banco Santander SA sponsored ADR	11,100,000	234,099,000
Enagas SA	4,319,649	131,496,380
Grifols SA	600,000	16,813,047
Grupo Acciona SA	120,000	34,422,255
Inditex SA	8,000,000	436,858,227
Red Electrica de Espana SA	1,700,000	110,692,918
Repsol YPF SA	109,000	4,402,727
Telefonica SA	30,190,600	867,330,307
TOTAL SPAIN		2,107,648,841
Sweden - 0.6%
Assa Abloy AB (B Shares) (d)	5,499,800	85,881,273
Getinge AB (B Shares)	500,000	12,776,191
Skandinaviska Enskilda Banken AB (A Shares)	500,000	12,149,907
Svenska Cellulosa AB (SCA) (B Shares)	10,916,400	184,136,880
Volvo AB sponsored ADR (d)	265,000	4,067,750
TOTAL SWEDEN		299,012,001
Switzerland - 9.4%
ABB Ltd. (Reg.)	13,250,000	407,062,910
Actelion Ltd. (Reg.) (a)	4,430,450	224,429,395
Alcon, Inc.	1,100,000	173,800,000
Barry Callebaut AG	13,000	9,683,520
Compagnie Financiere Richemont unit	3,146,412	191,717,404

	Shares	Value
Credit Suisse Group sponsored ADR	1,500,000	$ 80,025,000
Julius Baer Holding AG	5,900,000	437,774,990
Kuehne & Nagel International AG	1,200,000	129,216,519
Lonza Group AG	21,445	2,929,961
Nestle SA (Reg.)	2,065,511	990,504,599
Novartis AG sponsored ADR	2,600,000	130,858,000
Roche Holding AG (participation certificate)	4,523,545	754,215,144
Schindler Holding AG (Reg.)	1,400,000	111,781,166
SGS Societe Generale de Surveillance Holding SA (Reg.)	227,107	321,026,394
Sonova Holding AG	2,400,000	203,087,611
Sulzer AG (Reg.)	1,117,370	146,625,164
Swiss Life Holding	393,358	117,847,992
Syngenta AG:
sponsored ADR	2,750,000	162,745,000
(Switzerland)	10,809	3,211,714
Tecan Group AG (e)	1,100,000	72,491,316
The Swatch Group AG (Reg.)	605,673	31,207,003
UBS AG:
(NY Shares)	3,750,000	125,962,500
(NY Shares) rights 5/9/08 (a)	3,750,000	6,298,125
Zurich Financial Services AG (Reg.)	612,411	187,463,711
TOTAL SWITZERLAND		5,021,965,138
Taiwan - 0.3%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	28,000,000	162,312,177
United Kingdom - 14.4%
3i Group PLC	1,660,671	28,379,221
Aegis Group PLC	1,000,000	2,505,195
Anglo American PLC (United Kingdom)	4,662,700	303,056,348
BAE Systems PLC	19,000,000	176,322,981
Bellway PLC	2,450,000	34,220,268
BG Group PLC	11,115,900	272,065,626
BG Group PLC sponsored ADR	27,000	3,267,000
BHP Billiton PLC	4,000,000	143,154,000
Bovis Homes Group PLC	5,750,000	53,189,415
British American Tobacco PLC	67,100	2,516,995
British American Tobacco PLC sponsored ADR	4,830,000	364,858,200
Cadbury Schweppes PLC	9,250,000	107,221,352
Cadbury Schweppes PLC sponsored ADR	41,000	1,890,100
Capita Group PLC	19,806,451	261,090,568
Diageo PLC sponsored ADR	2,100,000	171,990,000
easyJet PLC (a)(e)	25,000,000	153,468,047
European Capital Ltd. (e)	5,819,600	49,058,879
Experian Group Ltd.	11,000,000	83,218,204
GlaxoSmithKline PLC	6,000,000	132,723,125
HBOS PLC	1,000,000	9,354,716
HSBC Holdings PLC:
(United Kingdom) (Reg.)	399,600	6,938,404
sponsored ADR	3,700,000	321,123,000
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Imperial Tobacco Group PLC	1,742,200	$ 83,792,446
Informa PLC (e)	26,000,000	178,604,497
International Power PLC	22,767,100	198,833,921
International Power PLC sponsored ADR	90,000	7,959,600
Johnson Matthey PLC	1,000,000	39,765,000
KKR Private Equity Investors, LP	1,000,557	14,558,104
Lloyds TSB Group PLC	3,000,000	25,797,544
Man Group PLC	21,000,000	242,795,149
Misys PLC	11,000,355	34,283,507
National Grid PLC	14,190,300	197,638,117
NEXT PLC	2,500,000	56,963,362
Pearson PLC	8,100,000	105,808,700
Persimmon PLC	3,950,000	45,511,540
Reckitt Benckiser Group PLC	11,900,400	695,159,307
Redrow PLC	4,650,000	23,853,035
Rexam PLC sponsored ADR	34,000	1,530,000
Rio Tinto PLC sponsored ADR	800,000	376,000,000
Rolls-Royce Group PLC	7,000,000	61,098,922
Royal Bank of Scotland Group PLC	28,000,000	192,064,950
Royal Dutch Shell PLC:
Class A sponsored ADR	347,800	27,931,818
Class B ADR	500,000	39,850,000
Class B	165,400	6,590,378
Shire PLC sponsored ADR	500,000	27,470,000
Smith & Nephew PLC	8,940,500	115,582,684
Standard Chartered PLC (United Kingdom)	2,846,500	101,532,392
Tesco PLC	87,890,100	749,666,737
United Utilities PLC sponsored ADR	170,000	4,802,500
Vodafone Group PLC sponsored ADR	29,000,000	918,140,000
Wolseley PLC ADR	170,000	1,708,500
WPP Group PLC	5,500,000	67,032,982
Xstrata PLC	4,500,000	353,053,552
TOTAL UNITED KINGDOM		7,676,990,888
United States of America - 3.7%
Alcoa, Inc.	1,000,000	34,780,000
Allergan, Inc.	1,200,000	67,644,000
C.R. Bard, Inc.	1,000,000	94,170,000
Cabela's, Inc. Class A (a)(d)	700,000	9,471,000
Flowserve Corp.	2,000,000	248,180,000
Google, Inc. Class A (sub. vtg.) (a)	172,645	99,148,297
Henry Schein, Inc. (a)	1,050,000	58,138,500
Hess Corp.	1,500,000	159,300,000

	Shares	Value
Peabody Energy Corp.	1,909,700	$ 116,739,961
Philip Morris International, Inc. (a)	500,000	25,515,000
ResMed, Inc. (a)(d)	1,478,400	63,748,608
Stryker Corp.	925,000	59,967,750
Synthes, Inc.	1,900,000	261,790,814
Titanium Metals Corp.	4,181,500	63,726,060
Transocean, Inc. (a)	2,150,220	317,071,441
Valero Energy Corp.	5,500,000	268,675,000
TOTAL UNITED STATES OF AMERICA		1,948,066,431
TOTAL COMMON STOCKS (Cost $36,516,465,104)		49,769,145,871
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
MetroPhotonics, Inc. Series 2 (a)(f)	198,000	2
Nonconvertible Preferred Stocks - 0.5%
Germany - 0.2%
Porsche Automobil Holding SE	511,220	94,538,845
Italy - 0.3%
Intesa Sanpaolo SpA	20,000,000	142,060,101
United Kingdom - 0.0%
Rolls-Royce Group PLC:
B Shares	830,309,575	1,650,863
B Shares (a)	832,902,784	1,656,019
TOTAL UNITED KINGDOM		3,306,882
TOTAL NONCONVERTIBLE PREFERRED STOCKS		239,905,828
TOTAL PREFERRED STOCKS (Cost $174,857,601)		239,905,830
Investment Companies - 0.1%

United States of America - 0.1%
United States Natural Gas Fund LP ETF(a)(e) (Cost $55,227,962)	1,350,300	69,675,480
Money Market Funds - 12.0%

Fidelity Cash Central Fund, 2.51% (b)	2,998,966,195	2,998,966,195
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	3,409,104,487	3,409,104,487
TOTAL MONEY MARKET FUNDS (Cost $6,408,070,682)		6,408,070,682
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 1.97%, dated 4/30/08 due 5/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $4,383,000)	$ 4,383,240	$ 4,383,000
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $43,159,004,349)		56,491,180,863
NET OTHER ASSETS - (6.0)%		(3,181,236,296)
NET ASSETS - 100%		$ 53,309,944,567
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
23,281,183 EUR	May 2008	$ 36,297,845	$ 1,297,845
235,192,959 GBP	May 2008	466,660,225	1,660,225
105,619,500,000 JPY	May 2008	1,017,537,207	(12,715,912)
		$ 1,520,495,277	$ (9,757,842)

(Payable Amount $1,530,253,119)

The value of contracts to buy as a percentage of net assets - 2.9%
Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,231,652 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
MetroPhotonics, Inc. Series 2	9/29/00	$ 1,980,000
OZ Optics Ltd. unit	8/18/00	$ 1,505,520
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,383,000 due 5/01/08 at 1.97%
BNP Paribas Securities Corp.	$ 1,665,818
Banc of America Securities LLC	536,475
Dresdner Kleinwort Securities LLC	908,628
J.P. Morgan Securities, Inc.	1,272,079
$ 4,383,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 49,627,363
Fidelity Securities Lending Cash Central Fund	19,926,852
Total	$ 69,554,215
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
easyJet PLC	$ 124,061,753	$ 153,795,467	$ -	$ -	$ 153,468,047
European Capital Ltd.	69,643,666	-	-	2,532,672	49,058,879
Flint Energy Services Ltd.	64,419,614	19,408,647	-	-	78,229,570
Informa PLC	177,966,681	74,128,028	-	5,542,369	178,604,497
Niko Resources Ltd.	437,004,872	32,069,840	-	199,011	384,023,434
Tecan Group AG	73,599,240	-	-	405,894	72,491,316
Trican Well Service Ltd.	84,727,812	50,702,513	-	291,804	157,710,257
United States Natural Gas Fund LP ETF	-	55,227,962	-	-	69,675,480
Total	$ 1,031,423,638	$ 385,332,457	$ -	$ 8,971,750	$ 1,143,261,480

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Diversified International

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Audited)

Assets
Investment in securities, at value (including securities loaned of $3,302,449,793 and repurchase agreements of $4,383,000) - See accompanying schedule: Unaffiliated issuers (cost $35,600,439,714)	$ 48,939,848,701
Fidelity Central Funds (cost $6,408,070,682)	6,408,070,682
Other affiliated issuers (cost $1,150,493,953)	1,143,261,480
Total Investments (cost $43,159,004,349)		$ 56,491,180,863
Cash		159,208
Foreign currency held at value (cost $87,872,990)		87,137,885
Receivable for investments sold		212,477,162
Receivable for closed foreign currency contracts		30,253,119
Unrealized appreciation on foreign currency contracts		3,495,183
Receivable for fund shares sold		44,765,429
Dividends receivable		243,424,054
Distributions receivable from Fidelity Central Funds		20,533,063
Prepaid expenses		115,220
Other receivables		3,153,190
Total assets		57,136,694,376

Liabilities
Payable for investments purchased	$ 173,099,603
Unrealized depreciation on foreign currency contracts	13,253,025
Payable for fund shares redeemed	186,515,956
Accrued management fee	33,491,755
Other affiliated payables	9,170,082
Other payables and accrued expenses	2,114,901
Collateral on securities loaned, at value	3,409,104,487
Total liabilities		3,826,749,809

Net Assets		$ 53,309,944,567
Net Assets consist of:
Paid in capital		$ 38,961,821,599
Undistributed net investment income		334,889,259
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		692,397,152
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,320,836,557
Net Assets, for 1,396,106,868 shares outstanding		$ 53,309,944,567
Net Asset Value, offering price and redemption price per share ($53,309,944,567 ÷ 1,396,106,868 shares)		$ 38.18

Statement of Operations

Six months ended April 30, 2008 (Audited)

Investment Income
Dividends (including $8,971,750 earned from other affiliated issuers)		$ 676,252,274
Interest		448,128
Income from Fidelity Central Funds		69,554,215
		746,254,617
Less foreign taxes withheld		(62,510,509)
Total income		683,744,108

Expenses
Management fee Basic fee	$ 187,436,926
Performance adjustment	20,754,116
Transfer agent fees	55,178,865
Accounting and security lending fees	1,526,016
Custodian fees and expenses	5,055,670
Independent trustees' compensation	111,511
Depreciation in deferred trustee compensation account	(99)
Registration fees	467,517
Audit	115,108
Legal	98,272
Miscellaneous	5,192,656
Total expenses before reductions	275,936,558
Expense reductions	(4,932,720)	271,003,838
Net investment income (loss)		412,740,270
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $5,800,092)	824,750,046
Foreign currency transactions	67,027,946
Total net realized gain (loss)		891,777,992
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $12,720,916)	(7,101,353,407)
Assets and liabilities in foreign currencies	(25,471,259)
Total change in net unrealized appreciation (depreciation)		(7,126,824,666)
Net gain (loss)		(6,235,046,674)
Net increase (decrease) in net assets resulting from operations		$ (5,822,306,404)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Diversified International
Financial Statements - continued

Statement of Changes in Net Assets (Audited)

	Six months ended April 30, 2008	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 412,740,270	$ 610,840,044
Net realized gain (loss)	891,777,992	3,897,636,523
Change in net unrealized appreciation (depreciation)	(7,126,824,666)	9,174,039,868
Net increase (decrease) in net assets resulting from operations	(5,822,306,404)	13,682,516,435
Distributions to shareholders from net investment income	(623,834,190)	(425,826,410)
Distributions to shareholders from net realized gain	(3,411,186,349)	(2,968,965,380)
Total distributions	(4,035,020,539)	(3,394,791,790)
Share transactions Proceeds from sales of shares	6,386,962,349	12,905,719,605
Reinvestment of distributions	3,896,924,377	3,274,080,069
Cost of shares redeemed	(7,047,753,351)	(10,504,509,010)
Net increase (decrease) in net assets resulting from share transactions	3,236,133,375	5,675,290,664
Redemption fees	1,195,907	1,737,801
Total increase (decrease) in net assets	(6,619,997,661)	15,964,753,110

Net Assets
Beginning of period	59,929,942,228	43,965,189,118
End of period (including undistributed net investment income of $334,889,259 and undistributed net investment income of $604,543,864, respectively)	$ 53,309,944,567	$ 59,929,942,228
Other Information Shares
Sold	169,446,194	326,379,078
Issued in reinvestment of distributions	95,512,856	90,046,217
Redeemed	(188,570,622)	(266,671,784)
Net increase (decrease)	76,388,428	149,753,511

Financial Highlights (Audited)

Six months ended April 30,

Years ended October 31,

2008

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 45.41	$ 37.58	$ 30.80	$ 26.08	$ 22.35	$ 16.90
Income from Investment Operations
Net investment income (loss) D	.30	.47	.46	.30	.16	.18
Net realized and unrealized gain (loss)	(4.49)	10.23	7.33	4.63	3.87	5.40
Total from investment operations	(4.19)	10.70	7.79	4.93	4.03	5.58
Distributions from net investment income	(.47)	(.36)	(.28)	(.15)	(.30)	(.13)
Distributions from net realized gain	(2.57)	(2.51)	(.73)	(.06)	-	-
Total distributions	(3.04)	(2.87)	(1.01)	(.21)	(.30)	(.13)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 38.18	$ 45.41	$ 37.58	$ 30.80	$ 26.08	$ 22.35
Total Return B, C	(9.66)%	30.37%	25.89%	19.01%	18.20%	33.26%
Ratios to Average Net Assets E, G
Expenses before reductions	1.04% A	.93%	1.01%	1.10%	1.15%	1.24%
Expenses net of fee waivers, if any	1.04% A	.93%	1.01%	1.10%	1.15%	1.24%
Expenses net of all reductions	1.02% A	.91%	.97%	1.07%	1.12%	1.22%
Net investment income (loss)	1.56% A	1.20%	1.32%	1.02%	.66%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,309,945	$ 59,929,942	$ 43,965,189	$ 29,637,193	$ 19,902,063	$ 11,542,386
Portfolio turnover rate F	49% A	51%	59%	41%	55%	51%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Aggressive International

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2008
United Kingdom	14.0%
Japan	12.0%
Germany	8.7%
Canada	7.9%
France	6.7%
Australia	5.6%
United States of America	5.5%
Switzerland	3.8%
Italy	3.5%
Other	32.3%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2007
Japan	28.8%
Canada	20.3%
United States of America	13.7%
Hong Kong	5.8%
Germany	4.9%
South Africa	4.0%
Switzerland	3.4%
France	2.9%
Netherlands	2.8%
Other	13.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	95.0	89.8
Bonds	0.0	1.0
Short-Term Investments and Net Other Assets	5.0	9.2
Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
OAO Gazprom sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	1.9	0.0
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	1.9	0.0
Nestle SA (Reg.) (Switzerland, Food Products)	1.9	0.0
AXA SA (France, Insurance)	1.7	0.0
Allianz AG (Reg.) (Germany, Insurance)	1.6	0.0
Telefonica SA (Spain, Diversified Telecommunication Services)	1.5	0.0
E.ON AG (Germany, Electric Utilities)	1.5	3.0
Consolidated Thompson Iron Mines Ltd. (Canada, Metals & Mining)	1.4	0.0
UniCredit SpA (Italy, Commercial Banks)	1.4	0.0
Tesco PLC (United Kingdom, Food & Staples Retailing)	1.4	0.0
	16.2
Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.6	12.2
Industrials	12.5	10.9
Materials	10.2	21.9
Energy	9.7	8.6
Consumer Discretionary	9.3	6.8
Consumer Staples	7.6	8.6
Telecommunication Services	7.5	3.7
Utilities	6.3	3.0
Information Technology	5.0	1.2
Health Care	4.3	12.9

Semiannual Report

Aggressive International

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
Australia - 5.6%
Babcock & Brown Ltd. (d)	418,955	$ 5,809,136
Bradken Ltd.	347,007	2,700,343
Cochlear Ltd.	44,165	2,362,045
CSL Ltd.	94,058	3,530,177
Energy Resources of Australia Ltd.	142,853	2,627,549
QBE Insurance Group Ltd.	196,069	4,677,185
Woolworths Ltd.	114,283	3,093,787
TOTAL AUSTRALIA		24,800,222
Belgium - 1.3%
Fortis (d)	213,000	5,819,000
Bermuda - 1.4%
Aquarius Platinum Ltd. (United Kingdom)	211,300	3,329,429
Seadrill Ltd.	95,600	2,911,198
TOTAL BERMUDA		6,240,627
Brazil - 3.1%
Companhia Vale do Rio Doce (PN-A) sponsored ADR	169,200	5,387,328
MRV Engenharia e Participacoes SA	195,700	3,944,140
Uniao de Bancos Brasileiros SA (Unibanco) GDR	31,500	4,580,415
TOTAL BRAZIL		13,911,883
Canada - 7.9%
Absolute Software Corp. (a)	350,700	4,265,788
Agnico-Eagle Mines Ltd.	48,200	3,027,157
Consolidated Thompson Iron Mines Ltd. (a)	810,600	6,447,131
EnCana Corp.	60,500	4,880,970
Mercator Minerals Ltd. (a)	418,200	4,418,278
Potash Corp. of Saskatchewan, Inc.	28,400	5,224,180
Rothmans, Inc.	139,100	3,435,028
Silver Wheaton Corp. (a)	253,800	3,364,343
TOTAL CANADA		35,062,875
Cayman Islands - 1.7%
Chaoda Modern Agriculture (Holdings) Ltd.	3,482,000	5,004,190
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	52,300	2,339,379
TOTAL CAYMAN ISLANDS		7,343,569
China - 0.8%
Focus Media Holding Ltd. ADR (a)	100,200	3,696,378
Cyprus - 1.0%
Marfin Popular Bank Public Co.	501,900	4,481,712
Czech Republic - 0.9%
Ceske Energeticke Zavody AS	55,400	4,116,907
Denmark - 0.6%
FLS Industries	25,950	2,747,095

	Shares	Value
Finland - 1.4%
Nokian Tyres Ltd.	77,478	$ 3,305,588
Outotec Oyj	43,000	2,697,846
TOTAL FINLAND		6,003,434
France - 6.7%
AXA SA (d)	199,300	7,362,028
BNP Paribas SA	46,800	5,059,369
Bouygues SA (d)	64,300	4,820,187
Gameloft (a)	250,800	1,444,723
Suez SA (France)	76,200	5,412,490
Vivendi	134,585	5,477,324
TOTAL FRANCE		29,576,121
Germany - 8.7%
Allianz AG (Reg.)	34,100	6,927,322
Daimler AG	51,400	3,979,388
Deutsche Postbank AG	40,000	3,516,846
E.ON AG (d)	32,000	6,529,644
Fresenius AG	31,773	2,695,309
Linde AG	20,000	2,937,990
Muenchener Rueckversicherungs- Gesellschaft AG (Reg.)	21,300	4,131,823
Q-Cells AG (a)(d)	24,575	2,877,686
Vossloh AG	17,000	2,466,507
ZhongDe Waste Technology AG	64,105	2,726,024
TOTAL GERMANY		38,788,539
Greece - 0.8%
Public Power Corp. of Greece	83,000	3,508,791
Hong Kong - 2.9%
China Mobile (Hong Kong) Ltd.	348,500	5,996,786
CNOOC Ltd.	1,774,000	3,149,002
Esprit Holdings Ltd.	315,000	3,876,289
TOTAL HONG KONG		13,022,077
India - 1.9%
LANCO Infratech Ltd. (a)	290,729	3,862,132
Satyam Computer Services Ltd. sponsored ADR	181,800	4,668,624
TOTAL INDIA		8,530,756
Indonesia - 1.2%
PT Bumi Resources Tbk	4,578,000	3,301,558
PT Perusahaan Gas Negara Tbk Series B	1,519,000	1,993,263
TOTAL INDONESIA		5,294,821
Israel - 1.2%
Teva Pharmaceutical Industries Ltd. sponsored ADR	117,600	5,501,328
Italy - 3.5%
Fiat SpA (d)	180,000	4,045,528
Finmeccanica SpA	83,400	2,916,385
Common Stocks - continued
	Shares	Value
Italy - continued
Prysmian SpA	106,100	$ 2,532,690
UniCredit SpA	811,000	6,179,600
TOTAL ITALY		15,674,203
Japan - 12.0%
Asics Corp.	58,000	587,859
Canon, Inc. sponsored ADR	75,200	3,757,744
East Japan Railway Co.	556	4,436,192
Hisamitsu Pharmaceutical Co., Inc.	57,900	2,175,332
Inpex Holdings, Inc.	238	2,670,803
Mitsubishi Corp.	144,800	4,660,632
Mitsui & Co. Ltd.	196,000	4,602,588
Nippon Electric Glass Co. Ltd.	163,000	2,535,053
Nitori Co. Ltd.	41,200	2,168,460
ORIX Corp.	33,100	5,987,191
Sankyo Co. Ltd. (Gunma)	51,800	3,119,562
Sanyo Electric Co. Ltd. (a)	1,019,000	2,542,272
Sumitomo Mitsui Financial Group, Inc.	643	5,532,477
Torishima Pump Manufacturing Co. Ltd. (d)	169,800	2,936,860
Tsutsumi Jewelry Co. Ltd.	108,000	2,286,157
Wacom Co. Ltd. (d)	1,566	3,155,189
TOTAL JAPAN		53,154,371
Korea (South) - 2.4%
Korea Gas Corp.	52,317	4,051,864
NHN Corp. (a)	11,775	2,734,689
Shinhan Financial Group Co. Ltd.	64,980	3,751,660
TOTAL KOREA (SOUTH)		10,538,213
Mexico - 1.8%
America Movil SAB de CV Series L sponsored ADR	73,200	4,242,672
Desarrolladora Homex Sab de CV (a)	378,700	3,769,038
TOTAL MEXICO		8,011,710
Netherlands - 0.6%
Fugro NV (Certificaten Van Aandelen) unit	27,300	2,442,865
Russia - 2.6%
OAO Gazprom sponsored ADR	160,205	8,474,847
Vimpel Communications sponsored ADR	103,900	3,133,624
TOTAL RUSSIA		11,608,471
South Africa - 1.7%
African Rainbow Minerals Ltd.	78,100	2,654,743
Exxaro Resources Ltd.	157,353	2,601,598
Murray & Roberts Holdings Ltd.	206,100	2,412,551
TOTAL SOUTH AFRICA		7,668,892

	Shares	Value
Spain - 2.3%
Grupo Acciona SA	12,600	$ 3,614,337
Telefonica SA	234,400	6,733,958
TOTAL SPAIN		10,348,295
Switzerland - 3.8%
Nestle SA (Reg.)	17,211	8,253,442
Sonova Holding AG	37,844	3,202,353
Zurich Financial Services AG (Reg.)	17,225	5,272,705
TOTAL SWITZERLAND		16,728,500
Thailand - 0.7%
Siam Commercial Bank PCL (For. Reg.)	1,023,400	2,871,456
United Kingdom - 14.0%
BAE Systems PLC	398,400	3,697,215
BG Group PLC	189,300	4,633,185
British American Tobacco PLC	135,000	5,063,999
Cairn Energy PLC	81,100	5,053,483
Charter PLC	131,000	2,341,542
Clipper Windpower PLC (a)	219,500	2,241,021
HBOS PLC	615,300	5,755,957
Informa PLC	368,700	2,532,749
Man Group PLC	386,200	4,465,118
Prudential PLC	230,000	3,155,353
Sibir Energy PLC	211,300	2,625,733
Tesco PLC	724,200	6,177,131
Vodafone Group PLC sponsored ADR	261,700	8,285,422
Xstrata PLC	76,500	6,001,910
TOTAL UNITED KINGDOM		62,029,818
United States of America - 0.5%
Philip Morris International, Inc. (a)	44,500	2,270,835
TOTAL COMMON STOCKS (Cost $394,977,267)		421,793,764
Money Market Funds - 8.9%

Fidelity Cash Central Fund, 2.51% (b)	7,779,712	7,779,712
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	31,830,107	31,830,107
TOTAL MONEY MARKET FUNDS (Cost $39,609,819)		39,609,819
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $434,587,086)		461,403,583
NET OTHER ASSETS - (3.9)%		(17,312,808)
NET ASSETS - 100%		$ 444,090,775
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 504,016
Fidelity Securities Lending Cash Central Fund	210,707
Total	$ 714,723

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Aggressive International

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $30,542,245) - See accompanying schedule: Unaffiliated issuers (cost $394,977,267)	$ 421,793,764
Fidelity Central Funds (cost $39,609,819)	39,609,819
Total Investments (cost $434,587,086)		$ 461,403,583
Cash		2,646
Foreign currency held at value (cost $14,164,497)		14,032,956
Receivable for investments sold		16,295,901
Receivable for fund shares sold		330,299
Dividends receivable		1,295,093
Distributions receivable from Fidelity Central Funds		119,749
Prepaid expenses		1,471
Other receivables		665,350
Total assets		494,147,048

Liabilities
Payable for investments purchased	$ 17,107,768
Payable for fund shares redeemed	492,249
Accrued management fee	161,700
Other affiliated payables	125,992
Other payables and accrued expenses	338,457
Collateral on securities loaned, at value	31,830,107
Total liabilities		50,056,273

Net Assets		$ 444,090,775
Net Assets consist of:
Paid in capital		$ 513,406,703
Undistributed net investment income		2,973,634
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(98,766,229)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		26,476,667
Net Assets, for 31,049,776 shares outstanding		$ 444,090,775
Net Asset Value, offering price and redemption price per share ($444,090,775 ÷ 31,049,776 shares)		$ 14.30

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 4,586,572
Interest		41,713
Income from Fidelity Central Funds		714,723
		5,343,008
Less foreign taxes withheld		(475,813)
Total income		4,867,195

Expenses
Management fee Basic fee	$ 1,840,122
Performance adjustment	(602,880)
Transfer agent fees	711,239
Accounting and security lending fees	134,252
Custodian fees and expenses	150,607
Independent trustees' compensation	1,177
Registration fees	20,953
Audit	36,874
Legal	1,338
Interest	18,295
Miscellaneous	107,807
Total expenses before reductions	2,419,784
Expense reductions	(566,109)	1,853,675
Net investment income (loss)		3,013,520
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(79,915,206)
Foreign currency transactions	51,652
Total net realized gain (loss)		(79,863,554)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $12,413)	(22,003,008)
Assets and liabilities in foreign currencies	(808,845)
Total change in net unrealized appreciation (depreciation)		(22,811,853)
Net gain (loss)		(102,675,407)
Net increase (decrease) in net assets resulting from operations		$ (99,661,887)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,013,520	$ 6,518,932
Net realized gain (loss)	(79,863,554)	88,866,136
Change in net unrealized appreciation (depreciation)	(22,811,853)	21,496,472
Net increase (decrease) in net assets resulting from operations	(99,661,887)	116,881,540
Distributions to shareholders from net investment income	(5,367,651)	(5,378,123)
Distributions to shareholders from net realized gain	(91,658,633)	(70,991,187)
Total distributions	(97,026,284)	(76,369,310)
Share transactions Proceeds from sales of shares	55,579,521	446,155,386
Reinvestment of distributions	93,225,308	73,093,150
Cost of shares redeemed	(255,133,511)	(288,846,638)
Net increase (decrease) in net assets resulting from share transactions	(106,328,682)	230,401,898
Redemption fees	12,778	33,598
Total increase (decrease) in net assets	(303,004,075)	270,947,726

Net Assets
Beginning of period	747,094,850	476,147,124
End of period (including undistributed net investment income of $2,973,634 and undistributed net investment income of $6,211,246, respectively)	$ 444,090,775	$ 747,094,850
Other Information Shares
Sold	3,621,768	24,579,741
Issued in reinvestment of distributions	5,991,344	4,454,183
Redeemed	(17,276,428)	(16,564,041)
Net increase (decrease)	(7,663,316)	12,469,883

Financial Highlights

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 19.30	$ 18.14	$ 17.19	$ 15.21	$ 14.36	$ 10.78
Income from Investment Operations
Net investment income (loss) D	.09	.20	.24	.20	.04	.06
Net realized and unrealized gain (loss)	(2.56)	3.80	2.70	1.83	.91	3.53
Total from investment operations	(2.47)	4.00	2.94	2.03	.95	3.59
Distributions from net investment income	(.14)	(.20)	(.23)	(.05)	(.10)	(.01)
Distributions from net realized gain	(2.39)	(2.64)	(1.77)	-	-	-
Total distributions	(2.53)	(2.84)	(2.00)	(.05)	(.10)	(.01)
Redemption fees added to paid in capital D	- H	- H	.01	- H	- H	- H
Net asset value, end of period	$ 14.30	$ 19.30	$ 18.14	$ 17.19	$ 15.21	$ 14.36
Total Return B, C	(13.86)%	24.81%	18.26%	13.37%	6.65%	33.33%
Ratios to Average Net Assets E, G
Expenses before reductions	.93% A	.85%	.87%	.97%	1.24%	1.23%
Expenses net of fee waivers, if any	.93% A	.85%	.87%	.97%	1.24%	1.23%
Expenses net of all reductions	.71% A	.79%	.75%	.84%	1.16%	1.16%
Net investment income (loss)	1.16% A	1.11%	1.36%	1.20%	.27%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 444,091	$ 747,095	$ 476,147	$ 695,714	$ 721,144	$ 554,853
Portfolio turnover rate F	479% A	138%	176%	185%	161%	212%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Overseas

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2008
France	16.7%
United States of America	13.0%
Japan	10.9%
United Kingdom	10.3%
Germany	9.0%
Italy	6.7%
Switzerland	5.1%
Hong Kong	4.1%
Brazil	3.5%
Other	20.7%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2007
France	18.1%
Germany	11.1%
United Kingdom	9.7%
Japan	7.6%
Hong Kong	6.8%
United States of America	6.6%
Norway	5.3%
Australia	4.8%
Switzerland	4.7%
Other	25.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	91.4	98.5
Short-Term Investments and Net Other Assets	8.6	1.5
Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Pernod Ricard SA (France, Beverages)	5.7	5.4
China Unicom Ltd. sponsored ADR (Hong Kong, Wireless Telecommunication Services)	4.1	6.1
Veolia Environnement (France, Multi-Utilities)	4.0	4.0
ENI SpA (Italy, Oil, Gas & Consumable Fuels)	3.3	0.0
AES Corp. (United States of America, Independent Power Producers & Energy Traders)	2.7	2.6
Vivo Participacoes SA (PN) sponsored ADR (Brazil, Wireless Telecommunication Services)	2.4	1.7
PT Indosat Tbk sponsored ADR (Indonesia, Diversified Telecommunication Services)	2.3	0.8
Deutsche Boerse AG (Germany, Diversified Financial Services)	2.0	0.0
Aker Solutions ASA (Norway, Energy Equipment & Services)	1.9	5.3
Sodexho Alliance SA ADR (France, Hotels, Restaurants & Leisure)	1.9	1.2
	30.3
Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.2	17.7
Telecommunication Services	12.1	12.1
Industrials	10.4	18.6
Utilities	7.8	8.7
Energy	7.5	8.8
Materials	7.0	8.8
Consumer Staples	6.7	5.9
Consumer Discretionary	6.3	8.2
Health Care	5.5	3.3
Information Technology	4.9	6.4

Semiannual Report

Overseas

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.4%
	Shares	Value
Australia - 3.1%
Babcock & Brown Ltd. (d)	1,872,663	$ 25,965,924
Computershare Ltd.	10,269,163	86,693,172
CSL Ltd.	3,693,900	138,639,149
Macquarie Group Ltd. (d)	543,202	32,494,841
TOTAL AUSTRALIA		283,793,086
Belgium - 0.9%
Fortis (d)	3,114,600	85,088,537
Brazil - 3.5%
Bolsa de Mercadorias & Futuros - BM&F SA	5,213,000	53,001,865
Bovespa Holding SA	3,256,800	49,473,108
Vivo Participacoes SA (PN) sponsored ADR (d)	31,799,900	214,649,325
TOTAL BRAZIL		317,124,298
Canada - 1.6%
Harry Winston Diamond Corp. (e)	3,123,100	92,536,296
Nortel Networks Corp. (a)	6,102,100	51,986,911
TOTAL CANADA		144,523,207
Cayman Islands - 0.6%
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	1,243,908	55,640,005
China - 0.7%
Global Bio-Chem Technology Group Co. Ltd. (e)	132,648,000	61,616,389
Finland - 1.4%
Neste Oil Oyj (d)	1,926,322	58,489,676
Nokia Corp. sponsored ADR	2,292,300	68,929,461
TOTAL FINLAND		127,419,137
France - 16.7%
Alstom SA	668,400	155,472,448
AXA SA (d)	1,082,360	39,981,760
Cap Gemini SA (d)	768,100	46,752,165
Credit Agricole SA	3,032,600	102,495,254
Pernod Ricard SA	4,477,484	517,245,225
Pinault Printemps-Redoute SA	340,400	44,669,353
Remy Cointreau SA	390,000	24,261,836
Sodexho Alliance SA ADR	2,526,800	168,916,580
Veolia Environnement	4,970,737	361,141,910
VINCI SA	647,800	47,965,038
TOTAL FRANCE		1,508,901,569
Germany - 9.0%
Adidas-Salomon AG	1,221,000	78,131,167
Allianz AG (Reg.)	388,900	79,003,977
Daimler AG	1,745,400	135,128,868
Deutsche Bank AG (NY Shares)	358,800	42,855,072
Deutsche Boerse AG	1,226,283	180,370,095
E.ON AG (d)	509,591	103,982,748

	Shares	Value
Hochtief AG	435,800	$ 45,003,656
Linde AG	517,700	76,049,877
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	383,376	74,368,153
TOTAL GERMANY		814,893,613
Hong Kong - 4.1%
China Unicom Ltd. sponsored ADR (d)	17,434,200	376,055,694
India - 2.1%
Allahabad Bank	10,885,323	22,888,220
Bank of Baroda	5,270,852	43,043,658
Gammon India Ltd.	2,169,930	22,825,840
State Bank of India	1,383,614	62,473,358
Suzlon Energy Ltd.	6,030,000	42,813,746
TOTAL INDIA		194,044,822
Indonesia - 2.3%
PT Indosat Tbk sponsored ADR (d)	6,282,686	209,401,924
Israel - 0.9%
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,702,400	79,638,272
Italy - 6.7%
Ansaldo STS SpA	3,573,638	55,603,963
ENI SpA	7,777,500	299,640,450
Fiat SpA (d)	3,577,000	80,393,636
Impregilo SpA (a)(d)(e)	22,858,200	139,452,823
UniCredit SpA	4,277,500	32,593,391
TOTAL ITALY		607,684,263
Japan - 10.9%
Canon, Inc. sponsored ADR	2,319,500	115,905,415
Citizen Holdings Co. Ltd. (d)	8,913,100	76,420,720
Kubota Corp.	9,103,000	63,768,475
Kurita Water Industries Ltd.	1,025,900	36,687,049
Mitsubishi Corp.	3,099,300	99,756,194
Mitsubishi Estate Co. Ltd.	2,116,000	61,528,400
Mitsubishi UFJ Financial Group, Inc.	7,498,500	82,613,918
Mizuho Financial Group, Inc.	10,350	53,855,176
Nomura Holdings, Inc.	5,934,600	103,613,593
NTT DoCoMo, Inc.	71,352	104,787,220
Sumitomo Mitsui Financial Group, Inc.	16,164	139,077,689
T&D Holdings, Inc.	764,200	48,938,233
TOTAL JAPAN		986,952,082
Luxembourg - 1.5%
Acergy SA sponsored ADR	1,785,600	43,979,328
ArcelorMittal SA (NY Reg.) Class A	1,004,400	89,481,996
TOTAL LUXEMBOURG		133,461,324
Netherlands - 0.7%
Fugro NV (Certificaten Van Aandelen) unit	732,100	65,509,957
Common Stocks - continued
	Shares	Value
Norway - 1.9%
Aker Solutions ASA (d)	6,817,800	$ 174,463,350
Spain - 2.2%
Banco Bilbao Vizcaya Argentaria SA	1,438,300	32,980,208
Repsol YPF SA sponsored ADR	1,157,200	46,947,604
Telefonica SA sponsored ADR	1,331,300	114,997,694
TOTAL SPAIN		194,925,506
Switzerland - 5.1%
Actelion Ltd. (Reg.) (a)	1,459,477	73,931,438
Compagnie Financiere Richemont unit	844,882	51,480,411
EFG International	914,005	29,235,108
Julius Baer Holding AG	1,113,187	82,597,530
Roche Holding AG (participation certificate)	502,634	83,804,665
Syngenta AG (Switzerland)	167,992	49,916,026
UBS AG:
(NY Shares)	1,319,400	44,318,646
(NY Shares) rights 5/9/08 (a)	1,319,400	2,215,932
Zurich Financial Services AG (Reg.)	134,840	41,275,560
TOTAL SWITZERLAND		458,775,316
Turkey - 0.8%
Yapi ve Kredi Bankasi AS	32,881,532	73,236,257
United Kingdom - 10.3%
3i Group PLC	3,618,330	61,833,673
Anglo American PLC ADR (d)	3,557,000	116,491,750
Aviva PLC	5,464,400	68,392,615
BAE Systems PLC	9,003,200	83,551,108
HSBC Holdings PLC sponsored ADR (d)	985,200	85,505,508
Man Group PLC	5,559,700	64,279,438
Prudential PLC	2,597,700	35,637,651
Rolls-Royce Group PLC	5,037,536	43,969,717
Shire PLC	3,897,100	71,589,696
Smith & Nephew PLC	4,110,900	53,145,669
Standard Chartered PLC (United Kingdom)	1,709,100	60,962,238
The Weir Group PLC	3,788,909	62,677,042
Vodafone Group PLC sponsored ADR	2,245,900	71,105,194
Xstrata PLC	667,400	52,361,765
TOTAL UNITED KINGDOM		931,503,064

	Shares	Value
United States of America - 4.4%
AES Corp. (a)	14,082,300	$ 244,468,728
Freeport-McMoRan Copper & Gold, Inc. Class B	1,181,100	134,350,125
Titanium Metals Corp. (d)	1,138,400	17,349,216
TOTAL UNITED STATES OF AMERICA		396,168,069
TOTAL COMMON STOCKS (Cost $7,301,870,374)		8,280,819,741
Nonconvertible Preferred Stocks - 0.0%

United Kingdom - 0.0%
Rolls-Royce Group PLC B Shares (a) (Cost $896,565)	451,363,225	897,423
Money Market Funds - 13.6%

Fidelity Cash Central Fund, 2.51% (b)	712,990,134	712,990,134
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	517,359,368	517,359,368
TOTAL MONEY MARKET FUNDS (Cost $1,230,349,502)		1,230,349,502
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $8,533,116,441)		9,512,066,666
NET OTHER ASSETS - (5.0)%		(453,628,870)
NET ASSETS - 100%		$ 9,058,437,796
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,188,805
Fidelity Securities Lending Cash Central Fund	3,847,453
Total	$ 12,036,258
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aker Solutions ASA	$ 509,546,689	$ -	$ 178,658,035	$ 4,093,593	$ -
Global Bio-Chem Technology Group Co. Ltd.	42,632,796	7,149,052	-	-	61,616,389
Harry Winston Diamond Corp.	-	8,209,145	-	253,927	92,536,296
Impregilo SpA	135,232,253	37,551,263	-	-	139,452,823
Total	$ 687,411,738	$ 52,909,460	$ 178,658,035	$ 4,347,520	$ 293,605,508

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Overseas

Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $488,537,500) - See accompanying schedule: Unaffiliated issuers (cost $6,985,180,622)	$ 7,988,111,656
Fidelity Central Funds (cost $1,230,349,502)	1,230,349,502
Other affiliated issuers (cost $317,586,317)	293,605,508
Total Investments (cost $8,533,116,441)		$ 9,512,066,666
Cash		24,799
Foreign currency held at value (cost $16,441,710)		16,384,568
Receivable for investments sold		42,133,409
Receivable for fund shares sold		10,475,168
Dividends receivable		20,294,316
Distributions receivable from Fidelity Central Funds		3,309,651
Prepaid expenses		19,463
Other receivables		1,288,626
Total assets		9,605,996,666

Liabilities
Payable for investments purchased	$ 13,815,563
Payable for fund shares redeemed	7,677,181
Accrued management fee	6,390,057
Other affiliated payables	1,794,871
Other payables and accrued expenses	521,830
Collateral on securities loaned, at value	517,359,368
Total liabilities		547,558,870

Net Assets		$ 9,058,437,796
Net Assets consist of:
Paid in capital		$ 7,758,170,296
Undistributed net investment income		29,129,798
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		292,257,680
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		978,880,022
Net Assets, for 201,029,324 shares outstanding		$ 9,058,437,796
Net Asset Value, offering price and redemption price per share ($9,058,437,796 ÷ 201,029,324 shares)		$ 45.06

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends (including $4,347,520 earned from other affiliated issuers)		$ 74,734,114
Interest		63,972
Income from Fidelity Central Funds		12,036,258
		86,834,344
Less foreign taxes withheld		(6,608,231)
Total income		80,226,113

Expenses
Management fee Basic fee	$ 30,516,620
Performance adjustment	6,783,470
Transfer agent fees	9,760,263
Accounting and security lending fees	880,117
Custodian fees and expenses	945,033
Independent trustees' compensation	18,197
Depreciation in deferred trustee compensation account	(878)
Registration fees	109,130
Audit	55,630
Legal	16,695
Interest	15,023
Miscellaneous	776,748
Total expenses before reductions	49,876,048
Expense reductions	(1,561,890)	48,314,158
Net investment income (loss)		31,911,955
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	320,006,173
Other affiliated issuers	(19,158,107)
Foreign currency transactions	(2,298,510)
Total net realized gain (loss)		298,549,556
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $350,879)	(1,561,292,122)
Assets and liabilities in foreign currencies	42,225
Total change in net unrealized appreciation (depreciation)		(1,561,249,897)
Net gain (loss)		(1,262,700,341)
Net increase (decrease) in net assets resulting from operations		$ (1,230,788,386)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,911,955	$ 119,216,448
Net realized gain (loss)	298,549,556	1,120,668,756
Change in net unrealized appreciation (depreciation)	(1,561,249,897)	1,583,404,106
Net increase (decrease) in net assets resulting from operations	(1,230,788,386)	2,823,289,310
Distributions to shareholders from net investment income	(93,919,304)	(85,344,347)
Distributions to shareholders from net realized gain	(947,430,830)	(719,995,618)
Total distributions	(1,041,350,134)	(805,339,965)
Share transactions Proceeds from sales of shares	1,703,370,031	2,023,578,024
Reinvestment of distributions	1,030,024,494	797,167,795
Cost of shares redeemed	(946,546,032)	(2,512,867,122)
Net increase (decrease) in net assets resulting from share transactions	1,786,848,493	307,878,697
Redemption fees	374,375	238,697
Total increase (decrease) in net assets	(484,915,652)	2,326,066,739

Net Assets
Beginning of period	9,543,353,448	7,217,286,709
End of period (including undistributed net investment income of $29,129,798 and undistributed net investment income of $106,479,330, respectively)	$ 9,058,437,796	$ 9,543,353,448
Other Information Shares
Sold	37,223,017	41,499,511
Issued in reinvestment of distributions	20,825,406	18,292,055
Redeemed	(20,460,969)	(49,648,078)
Net increase (decrease)	37,587,454	10,143,488

Financial Highlights

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 58.39	$ 47.08	$ 37.65	$ 32.21	$ 29.19	$ 22.34
Income from Investment Operations
Net investment income (loss) D	.17	.70	.63	.39	.17 G	.18
Net realized and unrealized gain (loss)	(7.18)	15.80	9.37	5.35	3.15	6.76
Total from investment operations	(7.01)	16.50	10.00	5.74	3.32	6.94
Distributions from net investment income	(.57)	(.55)	(.41)	(.19)	(.30)	(.09)
Distributions from net realized gain	(5.75)	(4.64)	(.16)	(.11)	-	-
Total distributions	(6.32)	(5.19)	(.57)	(.30)	(.30)	(.09)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 45.06	$ 58.39	$ 47.08	$ 37.65	$ 32.21	$ 29.19
Total Return B,C	(12.97)%	38.79%	26.83%	17.90%	11.45%	31.18%
Ratios to Average Net Assets E,H
Expenses before reductions	1.15% A	.95%	1.00%	.93%	1.05%	1.04%
Expenses net of fee waivers, if any	1.15% A	.95%	1.00%	.93%	1.05%	1.04%
Expenses net of all reductions	1.12% A	.91%	.90%	.86%	1.01%	1.00%
Net investment income (loss)	.74% A	1.43%	1.43%	1.11%	.55% G	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,058,438	$ 9,543,353	$ 7,217,287	$ 4,733,797	$ 4,182,103	$ 3,500,394
Portfolio turnover rate F	90% A	87%	132%	87%	79%	104%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been .52%. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Worldwide

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2008
United States of America	46.1%
United Kingdom	9.2%
Japan	8.2%
Germany	7.1%
Switzerland	4.3%
Australia	4.0%
France	3.5%
Canada	2.1%
Spain	1.9%
Other	13.6%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2007
United States of America	40.5%
Japan	7.9%
United Kingdom	7.8%
Germany	7.2%
Switzerland	5.8%
France	5.8%
Australia	5.4%
Canada	1.8%
Spain	1.7%
Other	16.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	98.7	97.2
Short-Term Investments and Net Other Assets	1.3	2.8
Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Southwestern Energy Co. (United States of America, Oil, Gas & Consumable Fuels)	2.7	0.0
Norfolk Southern Corp. (United States of America, Road & Rail)	2.5	0.0
NRG Energy, Inc. (United States of America, Independent Power Producers & Energy Traders)	2.4	0.1
T. Rowe Price Group, Inc. (United States of America, Capital Markets)	2.0	0.8
CSL Ltd. (Australia, Biotechnology)	2.0	1.4
Range Resources Corp. (United States of America, Oil, Gas & Consumable Fuels)	1.9	0.0
Apple, Inc. (United States of America, Computers & Peripherals)	1.8	1.1
Visa, Inc. (United States of America, IT Services)	1.6	0.0
Google, Inc. Class A (sub. vtg.) (United States of America, Internet Software & Services)	1.5	1.2
Eaton Corp. (United States of America, Machinery)	1.5	0.8
	19.9
Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.4	14.9
Industrials	13.7	16.8
Energy	12.7	8.8
Information Technology	11.0	16.3
Health Care	8.2	9.4
Materials	8.1	9.0
Consumer Discretionary	7.3	7.5
Consumer Staples	6.5	5.1
Utilities	5.7	4.0
Telecommunication Services	3.5	5.4

Semiannual Report

Worldwide

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Australia - 4.0%
ABB Grain Ltd.	148,926	$ 1,403,340
AXA Asia Pacific Holdings Ltd.	239,300	1,340,775
Babcock & Brown Ltd. (d)	309,991	4,298,265
Babcock & Brown Wind Partners	966,831	1,440,902
Brambles Ltd.	234,168	1,965,823
Cochlear Ltd.	71,019	3,798,258
Commonwealth Bank of Australia	67,746	2,865,978
Computershare Ltd.	390,165	3,293,807
CSL Ltd.	816,424	30,641,958
Macquarie Group Ltd.	19,534	1,168,542
QBE Insurance Group Ltd.	118,254	2,820,925
Seek Ltd.	183,924	867,432
Woolworths Ltd.	175,339	4,746,650
WorleyParsons Ltd.	48,262	1,766,298
TOTAL AUSTRALIA		62,418,953
Austria - 0.0%
Strabag SE	6,600	463,647
Belgium - 0.1%
Hansen Transmission International NV	373,400	1,633,308
Bermuda - 0.5%
Aquarius Platinum Ltd. (United Kingdom)	264,800	4,172,422
Cooper Industries Ltd. Class A	50,000	2,119,500
Ports Design Ltd.	286,500	922,753
TOTAL BERMUDA		7,214,675
Brazil - 0.8%
Bovespa Holding SA	165,700	2,517,101
Petroleo Brasileiro SA - Petrobras sponsored ADR	22,300	2,707,666
Uniao de Bancos Brasileiros SA (Unibanco) GDR	21,200	3,082,692
Vivo Participacoes SA (PN) sponsored ADR	521,700	3,521,475
TOTAL BRAZIL		11,828,934
Canada - 2.1%
Barrick Gold Corp.	26,400	1,014,739
Canadian Pacific Railway Ltd.	105,000	7,233,542
EnCana Corp.	59,300	4,784,157
Goldcorp, Inc.	34,000	1,208,956
Niko Resources Ltd.	32,300	2,918,578
Open Text Corp. (a)	105,000	3,877,420
Petrobank Energy & Resources Ltd. (a)	53,900	2,601,072
Potash Corp. of Saskatchewan, Inc.	20,900	3,844,555
Suncor Energy, Inc.	24,100	2,719,655
Talisman Energy, Inc.	113,600	2,297,718
TOTAL CANADA		32,500,392
Cayman Islands - 0.0%
Lee & Man Paper Manufacturing Ltd.	157,100	292,302

	Shares	Value
China - 0.1%
ZTE Corp. (H Shares)	312,480	$ 1,309,159
Cyprus - 0.1%
Aisi Realty Public Ltd.	583,060	388,355
Marfin Popular Bank Public Co.	163,149	1,456,838
TOTAL CYPRUS		1,845,193
Czech Republic - 0.2%
Ceske Energeticke Zavody AS	34,100	2,534,053
Denmark - 0.6%
Novo Nordisk AS Series B	76,200	5,244,893
Vestas Wind Systems AS (a)	40,300	4,417,963
TOTAL DENMARK		9,662,856
Finland - 0.6%
Nokia Corp. sponsored ADR	303,300	9,120,231
France - 3.5%
Alstom SA	36,400	8,466,782
AXA SA (d)	95,700	3,535,103
BNP Paribas SA	54,082	5,846,598
Cap Gemini SA	39,000	2,373,824
CNP Assurances	13,200	1,570,217
Eutelsat Communications	181,800	5,378,161
Gaz de France	73,200	4,838,299
Groupe Danone	38,000	3,371,851
Orpea (a)	34,000	1,857,178
Remy Cointreau SA	10,700	665,645
Sechilienne-Sidec	11,800	937,628
Societe Generale Series A	11,585	1,359,294
Suez SA (France)	110,900	7,877,233
Total SA Series B	83,296	6,975,815
TOTAL FRANCE		55,053,628
Germany - 6.6%
Allianz AG (Reg.)	36,400	7,394,561
Bayer AG (d)	129,200	11,052,838
Bayer AG sponsored ADR	79,500	6,765,450
Beiersdorf AG (d)	37,100	3,167,470
CompuGROUP Holding AG (a)	33,200	507,920
Daimler AG (Reg.) (d)	43,700	3,397,199
Deutsche Bank AG	17,400	2,074,349
Deutsche Boerse AG	39,900	5,868,765
E.ON AG (d)	80,600	16,446,541
Fresenius Medical Care AG	35,800	1,905,201
GEA Group AG	93,800	3,477,741
Gerresheimer AG	52,000	2,906,956
K&S AG	5,900	2,483,056
Linde AG	46,214	6,788,814
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	42,900	8,321,840
Q-Cells AG (a)	21,600	2,529,319
RWE AG (d)	40,000	4,617,109
SGL Carbon AG (a)	40,100	2,742,511
Common Stocks - continued
	Shares	Value
Germany - continued
Siemens AG (Reg.)	47,800	$ 5,591,630
SolarWorld AG	51,800	2,795,502
Wincor Nixdorf AG	14,900	1,143,016
Wirecard AG	88,100	1,856,694
TOTAL GERMANY		103,834,482
Greece - 0.3%
Public Power Corp. of Greece	101,800	4,303,553
Hong Kong - 1.3%
Cheung Kong Holdings Ltd.	210,000	3,271,334
China Mobile (Hong Kong) Ltd.	357,300	6,148,211
Esprit Holdings Ltd.	468,900	5,770,133
Hang Seng Bank Ltd.	109,800	2,199,339
Li & Fung Ltd.	674,100	2,789,594
Wing Hang Bank Ltd.	38,000	509,062
TOTAL HONG KONG		20,687,673
India - 0.8%
Bharti Airtel Ltd. (a)	119,022	2,643,053
Infosys Technologies Ltd.	62,311	2,700,554
Reliance Industries Ltd.	75,941	4,908,473
Satyam Computer Services Ltd.	197,732	2,359,341
TOTAL INDIA		12,611,421
Indonesia - 0.4%
PT Bumi Resources Tbk	5,679,000	4,095,577
PT Indosat Tbk	2,419,000	1,587,131
PT Perusahaan Gas Negara Tbk Series B	878,500	1,152,786
TOTAL INDONESIA		6,835,494
Ireland - 0.2%
C&C Group PLC	265,100	1,820,929
Paddy Power PLC (Ireland)	39,800	1,391,752
TOTAL IRELAND		3,212,681
Israel - 0.5%
Israel Chemicals Ltd.	195,300	3,595,529
Nice Systems Ltd. sponsored ADR (a)	55,700	1,773,488
Teva Pharmaceutical Industries Ltd. sponsored ADR	58,600	2,741,308
TOTAL ISRAEL		8,110,325
Italy - 1.0%
A2A SpA	454,300	1,677,276
Edison SpA	596,100	1,479,609
Fiat SpA	154,400	3,470,164
Finmeccanica SpA	72,300	2,528,233
Prysmian SpA	63,500	1,515,795
UniCredit SpA	602,600	4,591,649
TOTAL ITALY		15,262,726
Japan - 7.6%
Aeon Co. Ltd.	63,900	936,630
Aeon Mall Co. Ltd.	62,100	1,949,214

	Shares	Value
Asics Corp.	239,000	$ 2,422,384
Bridgestone Corp.	69,700	1,282,622
Canon Marketing Japan, Inc.	132,200	2,567,704
Canon, Inc.	190,850	9,594,098
East Japan Railway Co.	535	4,268,638
Fujifilm Holdings Corp.	121,100	4,681,125
Ibiden Co. Ltd.	36,400	1,588,172
Konica Minolta Holdings, Inc.	388,000	5,846,118
Matsushita Electric Industrial Co. Ltd.	90,000	2,100,359
Mitsubishi Corp.	181,900	5,854,758
Mitsubishi UFJ Financial Group, Inc.	624,900	6,884,769
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	250,000	2,747,500
Mitsui & Co. Ltd.	278,000	6,528,160
Mizuho Financial Group, Inc.	600	3,122,039
Namco Bandai Holdings, Inc.	112,500	1,411,427
NGK Insulators Ltd.	168,100	3,237,167
Nintendo Co. Ltd.	11,600	6,374,432
Nippon Building Fund, Inc.	157	2,060,500
Nippon Electric Glass Co. Ltd.	104,000	1,617,457
Nomura Holdings, Inc.	426,000	7,437,635
ORIX Corp.	31,530	5,703,206
Shiseido Co. Ltd.	29,000	695,721
Sompo Japan Insurance, Inc.	157,700	1,756,821
Sony Corp. sponsored ADR	50,800	2,326,132
Sony Financial Holdings, Inc.	130	549,243
Sumitomo Mitsui Financial Group, Inc.	1,403	12,071,641
Sumitomo Trust & Banking Co. Ltd.	149,200	1,341,261
Tokyo Electron Ltd.	26,000	1,688,550
Toyota Motor Corp.	161,300	8,218,960
TOTAL JAPAN		118,864,443
Korea (South) - 0.7%
LG Household & Health Care Ltd.	10,890	2,252,356
MegaStudy Co. Ltd.	6,300	2,078,546
NHN Corp. (a)	18,620	4,324,408
Shinhan Financial Group Co. Ltd.	45,966	2,653,875
TOTAL KOREA (SOUTH)		11,309,185
Luxembourg - 0.5%
ArcelorMittal SA (NY Reg.) Class A	45,000	4,009,050
SES SA (A Shares) FDR unit	138,742	3,422,124
TOTAL LUXEMBOURG		7,431,174
Malaysia - 0.5%
DiGi.com Bhd	246,300	1,894,615
Gamuda Bhd	3,158,300	3,119,309
IJM Corp. Bhd	533,300	970,711
KNM Group Bhd	1,210,800	2,453,029
Kulim Malaysia Bhd	68,800	168,788
TOTAL MALAYSIA		8,606,452
Mexico - 0.4%
America Movil SAB de CV Series L sponsored ADR	96,900	5,616,324
Common Stocks - continued
	Shares	Value
Netherlands - 1.0%
Advanced Metallurgical Group NV	14,900	$ 1,021,596
Heineken NV (Bearer)	54,500	3,181,139
Koninklijke KPN NV	331,900	6,106,151
Unilever NV (NY Shares)	150,000	5,031,000
TOTAL NETHERLANDS		15,339,886
Netherlands Antilles - 0.4%
Schlumberger Ltd. (NY Shares)	70,000	7,038,500
Norway - 0.7%
Hafslund ASA (B Shares)	42,200	932,711
Petroleum Geo-Services ASA	112,800	3,080,393
Pronova BioPharma ASA	407,100	1,407,654
Renewable Energy Corp. AS (a)	72,200	2,471,680
StatoilHydro ASA	85,000	3,081,041
TOTAL NORWAY		10,973,479
Papua New Guinea - 0.2%
Lihir Gold Ltd. (a)	873,459	2,422,237
Russia - 0.2%
OAO Gazprom sponsored ADR	67,100	3,549,590
Singapore - 0.2%
Keppel Corp. Ltd.	140,000	1,065,408
Singapore Exchange Ltd.	367,000	2,324,703
TOTAL SINGAPORE		3,390,111
South Africa - 0.1%
JSE Ltd.	158,000	1,363,827
Spain - 1.9%
Banco Santander SA	389,400	8,419,309
Grifols SA	171,491	4,805,477
Repsol YPF SA	114,400	4,620,843
Telefonica SA	436,200	12,531,367
TOTAL SPAIN		30,376,996
Sweden - 0.4%
H&M Hennes & Mauritz AB (B Shares)	35,950	2,137,415
Modern Times Group MTG AB (B Shares)	64,450	4,736,042
TOTAL SWEDEN		6,873,457
Switzerland - 4.3%
ABB Ltd.:
(Reg.)	1	31
sponsored ADR	280,800	8,612,136
Actelion Ltd. (Reg.) (a)	96,870	4,907,058
BB BIOTECH AG	21,794	1,675,976
Credit Suisse Group (Reg.)	29,662	1,651,387
EFG International	31,770	1,016,186
Julius Baer Holding AG	61,054	4,530,155
Nestle SA (Reg.)	31,823	15,260,547
Novartis AG sponsored ADR	46,200	2,325,246
Roche Holding AG (participation certificate)	46,113	7,688,466

	Shares	Value
SGS Societe Generale de Surveillance Holding SA (Reg.)	1,632	$ 2,306,909
Sonova Holding AG	44,633	3,776,837
Syngenta AG (Switzerland)	23,161	6,881,905
Tecan Group AG	18,800	1,238,942
Zurich Financial Services AG (Reg.)	18,334	5,612,178
TOTAL SWITZERLAND		67,483,959
Taiwan - 0.3%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	580,536	3,365,288
Wistron Corp.	936,550	1,617,950
TOTAL TAIWAN		4,983,238
Thailand - 0.3%
Bangkok Bank Ltd. PCL (For. Reg.)	437,000	1,928,752
Total Access Communication PCL	41,400	59,202
Total Access Communication PCL unit	1,319,650	1,924,143
TOTAL THAILAND		3,912,097
United Kingdom - 9.2%
Anglo American PLC (United Kingdom)	66,285	4,308,253
Autonomy Corp. PLC (a)	84,700	1,442,387
BAE Systems PLC	451,300	4,188,135
Barclays PLC	166,300	1,503,623
BG Group PLC	300,400	7,352,397
BG Group PLC sponsored ADR	12,700	1,536,700
BHP Billiton PLC	271,200	9,705,841
Blinkx PLC	169,700	55,672
British American Tobacco PLC	246,000	9,227,731
Capita Group PLC	155,519	2,050,067
Clipper Windpower PLC (a)	128,900	1,316,026
Diageo PLC	182,400	3,720,052
GlaxoSmithKline PLC sponsored ADR	58,300	2,571,613
HBOS PLC	198,400	1,855,976
HSBC Holdings PLC:
(Hong Kong) (Reg.)	162,438	2,815,165
(United Kingdom) (Reg.)	305,000	5,295,829
Icap PLC	258,000	3,005,995
Imperial Tobacco Group PLC	104,800	5,040,436
Informa PLC	184,600	1,268,092
Man Group PLC	545,200	6,303,425
Misys PLC	480,200	1,496,583
Pearson PLC	23,100	301,751
Prudential PLC	146,600	2,011,194
Reckitt Benckiser Group PLC	118,300	6,910,469
Renovo Group PLC (a)	764,000	524,063
Rio Tinto PLC (Reg.)	76,000	8,859,324
Royal Bank of Scotland Group PLC	443,674	3,043,365
Royal Dutch Shell PLC Class B	414,800	16,527,745
Shire PLC	126,600	2,325,641
SSL International PLC	344,900	3,151,009
Standard Chartered PLC (United Kingdom)	66,200	2,361,301
Tesco PLC	670,243	5,716,900
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Vodafone Group PLC	3,536,400	$ 11,191,188
Vodafone Group PLC sponsored ADR	46,112	1,459,906
Xstrata PLC	40,000	3,138,254
TOTAL UNITED KINGDOM		143,582,108
United States of America - 44.7%
Albemarle Corp.	529,000	19,789,890
American Express Co.	225,000	10,804,500
American International Group, Inc.	305,000	14,091,000
Apple, Inc. (a)	160,000	27,832,000
Burlington Northern Santa Fe Corp.	150,000	15,382,500
Cabot Oil & Gas Corp.	308,500	17,575,245
Capital One Financial Corp.	50,000	2,650,000
Caterpillar, Inc.	75,000	6,141,000
CB Richard Ellis Group, Inc. Class A (a)	135,000	3,121,200
Chattem, Inc. (a)(d)	90,000	6,289,200
Cisco Systems, Inc. (a)	386,700	9,914,988
CIT Group, Inc.	80,100	872,289
Citigroup, Inc.	865,000	21,858,550
Comerica, Inc.	30,000	1,041,900
Cummins, Inc.	42,400	2,656,360
D.R. Horton, Inc.	910,000	14,095,900
Eaton Corp.	270,500	23,760,720
Electronic Arts, Inc. (a)	55,000	2,830,850
Fifth Third Bancorp	35,000	750,050
FMC Corp.	99,800	6,265,444
Freeport-McMoRan Copper & Gold, Inc. Class B	110,000	12,512,500
General Growth Properties, Inc.	164,500	6,737,920
Gilead Sciences, Inc. (a)	369,700	19,135,672
Google, Inc. Class A (sub. vtg.) (a)	41,500	23,833,035
Harley-Davidson, Inc.	300,000	11,475,000
James River Coal Co. (a)(d)	620,800	13,800,384
Johnson Controls, Inc.	468,400	16,515,784
JPMorgan Chase & Co.	220,000	10,483,000
Lehman Brothers Holdings, Inc.	85,000	3,760,400
Macquarie Infrastructure Co. LLC	8,300	245,680
Marshall & Ilsley Corp.	60,000	1,498,800
Medco Health Solutions, Inc. (a)	340,000	16,843,600
Myriad Genetics, Inc. (a)	45,000	1,869,300
Nabors Industries Ltd. (a)	110,000	4,129,400
Norfolk Southern Corp.	645,000	38,429,100
NRG Energy, Inc. (a)	863,500	37,950,825
Oracle Corp. (a)	318,800	6,646,980
PACCAR, Inc.	318,000	15,047,760
Peabody Energy Corp.	90,000	5,501,700
Philip Morris International, Inc. (a)	313,700	16,008,111
Polo Ralph Lauren Corp. Class A	210,000	13,043,100
Principal Financial Group, Inc.	75,000	4,024,500
Range Resources Corp.	444,100	29,479,358
Regions Financial Corp.	115,000	2,520,800
ResMed, Inc. (a)	34,200	1,474,704
Ryder System, Inc.	120,000	8,216,400

	Shares	Value
Southwestern Energy Co. (a)	1,009,000	$ 42,690,796
Sovereign Bancorp, Inc.	100,000	747,000
State Street Corp.	115,000	8,296,100
T. Rowe Price Group, Inc.	545,000	31,915,200
Union Pacific Corp.	64,300	9,335,717
Visa, Inc.	302,600	25,251,970
VMware, Inc. Class A	51,100	3,405,304
W.R. Grace & Co. (a)	185,000	4,691,600
Wachovia Corp.	547,800	15,968,370
Wal-Mart Stores, Inc.	170,000	9,856,600
Winnebago Industries, Inc. (d)	101,079	1,626,361
Zions Bancorp	370,000	17,149,500
TOTAL UNITED STATES OF AMERICA		699,841,917
TOTAL COMMON STOCKS (Cost $1,289,604,047)		1,523,694,666
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.1%
United States of America - 0.1%
CIT Group, Inc. Series C, 8.75%	13,000	707,070
Nonconvertible Preferred Stocks - 0.7%
Germany - 0.5%
Fresenius AG (non-vtg.)	71,500	5,938,112
Porsche Automobil Holding SE	13,710	2,535,362
TOTAL GERMANY		8,473,474
Italy - 0.2%
Intesa Sanpaolo SpA	378,900	2,691,329
TOTAL NONCONVERTIBLE PREFERRED STOCKS		11,164,803
TOTAL PREFERRED STOCKS (Cost $9,156,179)		11,871,873
Government Obligations - 0.0%
Principal Amount
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.34% 7/10/08 (e) (Cost $498,679)	$ 500,000	498,736
Money Market Funds - 4.3%
	Shares	Value
Fidelity Cash Central Fund, 2.51% (b)	21,402,533	$ 21,402,533
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	46,432,805	46,432,805
TOTAL MONEY MARKET FUNDS (Cost $67,835,338)		67,835,338
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $1,367,094,243)		1,603,900,613
NET OTHER ASSETS - (2.4)%		(37,985,302)
NET ASSETS - 100%		$ 1,565,915,311
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
58 Nikkei 225 Index Contracts (Japan)	June 2008	$ 4,039,700	$ (29,638)
32 TOPIX 150 Index Contracts (Japan)	June 2008	4,163,077	(22,898)
TOTAL EQUITY INDEX CONTRACTS		$ 8,202,777	$ (52,536)
The face value of futures purchased as a percentage of net assets - 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $498,736.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,074,531
Fidelity Securities Lending Cash Central Fund	297,550
Total	$ 1,372,081

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Worldwide

Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $44,670,183) - See accompanying schedule: Unaffiliated issuers (cost $1,299,258,905)	$ 1,536,065,275
Fidelity Central Funds (cost $67,835,338)	67,835,338
Total Investments (cost $1,367,094,243)		$ 1,603,900,613
Cash		891,825
Foreign currency held at value (cost $65,266)		65,281
Receivable for investments sold		64,330,739
Receivable for fund shares sold		1,079,024
Dividends receivable		3,007,197
Distributions receivable from Fidelity Central Funds		185,092
Prepaid expenses		3,378
Other receivables		201,293
Total assets		1,673,664,442

Liabilities
Payable for investments purchased	$ 58,660,802
Payable for fund shares redeemed	869,268
Accrued management fee	1,133,272
Payable for daily variation on futures contracts	18,718
Other affiliated payables	337,383
Other payables and accrued expenses	296,883
Collateral on securities loaned, at value	46,432,805
Total liabilities		107,749,131

Net Assets		$ 1,565,915,311
Net Assets consist of:
Paid in capital		$ 1,335,566,802
Undistributed net investment income		5,438,031
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,660,015)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		236,570,493
Net Assets, for 76,976,425 shares outstanding		$ 1,565,915,311
Net Asset Value, offering price and redemption price per share ($1,565,915,311 ÷ 76,976,425 shares)		$ 20.34

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 14,207,943
Interest		24,280
Income from Fidelity Central Funds		1,372,081
		15,604,304
Less foreign taxes withheld		(835,436)
Total income		14,768,868

Expenses
Management fee Basic fee	$ 5,552,987
Performance adjustment	1,305,264
Transfer agent fees	1,742,131
Accounting and security lending fees	353,511
Custodian fees and expenses	176,931
Independent trustees' compensation	3,166
Registration fees	40,312
Audit	41,717
Legal	3,102
Miscellaneous	192,797
Total expenses before reductions	9,411,918
Expense reductions	(208,448)	9,203,470
Net investment income (loss)		5,565,398
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $62,606)	(6,814,743)
Foreign currency transactions	(131,378)
Total net realized gain (loss)		(6,946,121)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $97,743)	(178,867,153)
Assets and liabilities in foreign currencies	(22,330)
Futures contracts	(52,536)
Total change in net unrealized appreciation (depreciation)		(178,942,019)
Net gain (loss)		(185,888,140)
Net increase (decrease) in net assets resulting from operations		$ (180,322,742)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,565,398	$ 9,612,679
Net realized gain (loss)	(6,946,121)	184,057,906
Change in net unrealized appreciation (depreciation)	(178,942,019)	221,656,286
Net increase (decrease) in net assets resulting from operations	(180,322,742)	415,326,871
Distributions to shareholders from net investment income	(8,541,184)	(10,242,312)
Distributions to shareholders from net realized gain	(169,400,138)	(160,260,858)
Total distributions	(177,941,322)	(170,503,170)
Share transactions Proceeds from sales of shares	175,202,366	384,029,331
Reinvestment of distributions	172,249,762	166,220,804
Cost of shares redeemed	(196,923,722)	(349,745,488)
Net increase (decrease) in net assets resulting from share transactions	150,528,406	200,504,647
Redemption fees	48,405	55,036
Total increase (decrease) in net assets	(207,687,253)	445,383,384

Net Assets
Beginning of period	1,773,602,564	1,328,219,180
End of period (including undistributed net investment income of $5,438,031 and undistributed net investment income of $9,207,582, respectively)	$ 1,565,915,311	$ 1,773,602,564
Other Information Shares
Sold	8,410,514	17,316,232
Issued in reinvestment of distributions	7,926,818	8,382,290
Redeemed	(9,807,485)	(16,127,334)
Net increase (decrease)	6,529,847	9,571,188

Financial Highlights

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 25.18	$ 21.82	$ 19.05	$ 16.72	$ 15.30	$ 11.91
Income from Investment Operations
Net investment income (loss) D	.07	.14	.17	.15 G	.05 H	.04
Net realized and unrealized gain (loss)	(2.41)	6.05	3.74	2.30	1.44	3.37
Total from investment operations	(2.34)	6.19	3.91	2.45	1.49	3.41
Distributions from net investment income	(.12)	(.17)	(.10)	(.10)	(.07)	(.02)
Distributions from net realized gain	(2.38)	(2.66)	(1.04)	(.02)	-	-
Total distributions	(2.50)	(2.83)	(1.14)	(.12)	(.07)	(.02)
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 20.34	$ 25.18	$ 21.82	$ 19.05	$ 16.72	$ 15.30
Total Return B,C	(9.93)%	31.87%	21.31%	14.71%	9.77%	28.68%
Ratios to Average Net Assets E,I
Expenses before reductions	1.20% A	1.04%	1.08%	1.07%	1.23%	1.31%
Expenses net of fee waivers, if any	1.20% A	1.04%	1.08%	1.07%	1.23%	1.31%
Expenses net of all reductions	1.17% A	1.02%	1.02%	1.01%	1.19%	1.28%
Net investment income (loss)	.71% A	.66%	.85%	.82% G	.29% H	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,565,906	$ 1,773,603	$ 1,328,219	$ 1,181,044	$ 1,064,162	$ 849,087
Portfolio turnover rate F	253% A	128%	205%	93%	95%	106%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .60%. H Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been .25%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited, except as indicated)

1. Organization.

Fidelity Diversified International Fund, Fidelity Aggressive International Fund, Fidelity Overseas Fund and Fidelity Worldwide Fund (the Funds) are funds of Fidelity Investment Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. On January 17, 2008, the Board of Trustees for Fidelity Diversified International Fund and Fidelity Overseas Fund approved the creation of an additional class of shares for each Fund. Each Fund commenced sale of Class K shares and their existing class was designated Diversified International and Overseas, respectively, on May 9, 2008. The financial statements and notes to the financial statements, as they relate to Fidelity Diversified International Fund have been audited by Deloitte & Touche LLP. Fidelity Diversified International Fund is currently closed to most new accounts. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fidelity Diversified International Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Overseas and Diversified International, Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, Certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short term capital gains, futures and option transactions, foreign currency transactions, certain foreign taxes, passive foreign investments companies (PFIC), market discount, partnerships, deferred trustees compensation and losses due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Diversified International	$ 43,357,648,805	$ 14,715,555,482	$ (1,582,023,424)	$ 13,133,532,058
Aggressive International	439,047,199	34,643,423	(12,287,039)	22,356,384
Overseas	8,536,003,941	1,350,269,446	(374,206,721)	976,062,725
Worldwide	1,373,499,957	267,913,778	(37,513,122)	230,400,656

Short-Term Trading (Redemption) Fees. Shares held in the Funds less than 30 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Funds invest in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited, except as indicated) - continued

4. Operating Policies.

Forward Foreign Currency Contracts. Diversified International Fund and Aggressive International Fund generally use foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the Fund's currency exposure. Contracts to sell generally are used to hedge the Fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) recognized on the date of offset: otherwise, gain (loss) is recognized on settlement date. Contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell in the Schedule of Investments under the caption "Forward Foreign Currency Contracts."

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. Certain Funds may use futures contracts to manage their exposure to the stock markets. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in each applicable fund's Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Diversified International	12,626,425,306	14,017,240,059
Aggressive International	1,190,184,016	1,336,675,641
Overseas	3,925,181,046	3,785,432,276
Worldwide	1,969,234,808	1,970,967,811

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for Diversified International, Aggressive International, Overseas and Worldwide is subject to a performance adjustment (up to a maximum ± .20% of each applicable Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on each Fund's relative investment performance as compared to an appropriate benchmark index. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets, including the performance adjustment, if applicable was as follows:

	Individual Rate	Group Rate	Total
Diversified International	.45%	.26%	.78%
Aggressive International	.45%	.26%	.48%
Overseas	.45%	.26%	.86%
Worldwide	.45%	.26%	.87%

Transfer Agent Fees. Fidelity Investments Institutional Operations, Inc., (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the Funds' transfer agent. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Diversified International	.21%
Aggressive International	.27%
Overseas	.23%
Worldwide	.22%

Accounting and Security Lending Fees. FSC maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Diversified International	$ 14,928
Aggressive International	666
Overseas	5,110
Worldwide	20,016

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Aggressive International	Borrower	$ 7,397,150	4.34%	$ 17,842
Overseas	Borrower	56,930,500	4.75%	15,023

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Diversified International	$ 52,377
Aggressive International	546
Overseas	8,550
Worldwide	1,554

During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited, except as indicated) - continued

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

Diversified International	$ 19,926,852
Aggressive International	210,707
Overseas	3,847,453
Worldwide	297,550

9. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Aggressive International	$ 2,135,000	3.82%	$ 453

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Custody expense reduction	Transfer Agent expense reduction

Diversified International	$ 3,562,273	$ 45,654	$ 1,324,793
Aggressive International	554,349	3,687	8,073
Overseas	1,301,876	13,850	246,164
Worldwide	185,525	1,407	21,516

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom Funds were the owners of the record, in the aggregate of approximately 34% of the total outstanding shares of Overseas.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Semiannual Report

11. Other - continued

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid each Fund the following amounts, which is recorded in each applicable Fund's accompanying Statement of Operations:

Diversified International	$ 46,909
Aggressive International	1,589
Overseas	55,778
Worldwide	116,981

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity Diversified International Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Diversified International Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments as of April 30, 2008, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30,2008 and for the year ended October 31,2007, and the financial highlights for the six months ended April 30, 2008 and for each of the five years in the period ended October 31,2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Diversified International Fund as of April 30, 2008, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2008 and for the year ended October 31, 2007, and the financial highlights for the six months ended April 30, 2008 and for each of the five years in the period ended October 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 17, 2008

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on December 13, 2007. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to reduce the required quorum for shareholder meetings. A
	# of Votes	% of Votes
Affirmative	45,014,793,255.82	80.372
Against	6,871,112,667.08	12.268
Abstain	2,163,456,438.02	3.863
Broker Non-Votes	1,958,633,563.89	3.497
TOTAL	56,007,995,924.81	100.000
PROPOSAL 2
To elect the nominees specified below as Trustees.A
James C. Curvey
Affirmative	53,384,952,361.03	95.317
Withheld	2,623,043,563.78	4.683
TOTAL	56,007,995,924.81	100.000
Dennis J. Dirks
Affirmative	53,595,104,608.67	95.692
Withheld	2,412,891,316.14	4.308
TOTAL	56,007,995,924.81	100.000
Albert R. Gamper, Jr.
Affirmative	53,570,235,221.69	95.647
Withheld	2,437,760,703.12	4.353
TOTAL	56,007,995,924.81	100.000
George H. Heilmeier
Affirmative	53,166,350,588.50	94.926
Withheld	2,841,645,336.31	5.074
TOTAL	56,007,995,924.81	100.000
Edward C. Johnson 3d
Affirmative	53,230,508,654.93	95.041
Withheld	2,777,487,269.88	4.959
TOTAL	56,007,995,924.81	100.000
James H. Keyes
Affirmative	53,549,161,456.52	95.610
Withheld	2,458,834,468.29	4.390
TOTAL	56,007,995,924.81	100.000
Marie L. Knowles
Affirmative	53,543,925,066.86	95.601
Withheld	2,464,070,857.95	4.399
TOTAL	56,007,995,924.81	100.000
Ned C. Lautenbach
Affirmative	53,547,116,322.50	95.606
Withheld	2,460,879,602.31	4.394
TOTAL	56,007,995,924.81	100.000
Cornelia M. Small
Affirmative	53,564,793,514.25	95.638
Withheld	2,443,202,410.56	4.362
TOTAL	56,007,995,924.81	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	53,426,544,502.76	95.391
Withheld	2,581,451,422.05	4.609
TOTAL	56,007,995,924.81	100.000
Kenneth L. Wolfe
Affirmative	53,229,881,790.63	95.040
Withheld	2,778,114,134.18	4.960
TOTAL	56,007,995,924.81	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	44,485,656,811.55	94.702
Withheld	2,488,551,854.62	5.298
TOTAL	46,974,208,666.17	100.000
Dennis J. Dirks
Affirmative	44,706,671,638.31	95.173
Withheld	2,267,537,027.86	4.827
TOTAL	46,974,208,666.17	100.000
Edward C. Johnson 3d
Affirmative	44,294,881,638.16	94.296
Withheld	2,679,327,028.01	5.704
TOTAL	46,974,208,666.17	100.000
Alan J. Lacy
Affirmative	44,685,373,413.16	95.127
Withheld	2,288,835,253.01	4.873
TOTAL	46,974,208,666.17	100.000
Ned C. Lautenbach
Affirmative	44,634,541,379.41	95.019
Withheld	2,339,667,286.76	4.981
TOTAL	46,974,208,666.17	100.000
Joseph Mauriello
Affirmative	44,683,962,099.80	95.124
Withheld	2,290,246,566.37	4.876
TOTAL	46,974,208,666.17	100.000
Cornelia M. Small
Affirmative	44,671,688,375.36	95.098
Withheld	2,302,520,290.81	4.902
TOTAL	46,974,208,666.17	100.000
William S. Stavropoulos
Affirmative	44,465,262,087.61	94.659
Withheld	2,508,946,578.56	5.341
TOTAL	46,974,208,666.17	100.000
David M. Thomas
Affirmative	44,694,340,813.87	95.147
Withheld	2,279,867,852.30	4.853
TOTAL	46,974,208,666.17	100.000
Michael E. Wiley
Affirmative	44,686,513,174.78	95.130
Withheld	2,287,695,491.39	4.870
TOTAL	46,974,208,666.17	100.000
PROPOSAL 5

Shareholder proposal for Fidelity Overseas Fund concerning "oversight procedures to screen out investments in companies that, in the judgement of the Board, substantially contribute to genocide, patterns of extraordinary and egregious violations of human rights, or crimes against humanity."

	# of Votes	% of Votes
Affirmative	1,027,473,497.30	22.075
Against	3,357,951,287.91	72.144
Abstain	211,338,442.15	4.541
Broker Non-Votes	57,735,630.82	1.240
TOTAL	4,654,498,858.18	100.000
PROPOSAL 5

A shareholder proposal for Fidelity Diversified International Fund concerning "oversight procedures to screen out investments in companies that, in the judgement of the Board, substantially contribute to genocide, patterns of extraordinary and egregious violations of human rights, or crimes against humanity."

The fund did not achieve quorum with respect to this proposal, and therefore no action was taken at the meeting and subsequent adjournments. Because sufficient votes in favor of the proposal were not received, on June 18, 2008, the proxies in their discretion determined not to adjourn the meeting further on this item.

A Denotes trust-wide proposal and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
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2000 Avenue of the Stars
Los Angeles, CA

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73-575 El Paseo
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Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
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111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
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Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
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New Haven, CT

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Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
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2948 N. Federal Highway
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4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
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3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

IBD-USAN-0608
1.784910.105

Fidelity's
Targeted International Equity
Funds®

Fidelity® Canada Fund
Fidelity China Region Fund
Fidelity Emerging Markets Fund
Fidelity Europe Fund
Fidelity Europe Capital Appreciation Fund
Fidelity Japan Fund
Fidelity Japan Smaller Companies Fund
Fidelity Latin America Fund
Fidelity Nordic Fund
Fidelity Pacific Basin Fund
Fidelity Southeast Asia Fund

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Canada Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements
Shareholder Expense Example	<Click Here>	An example of Shareholder Expenses
China Region Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Emerging Markets Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Europe Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Europe Capital Appreciation Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Japan Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Japan Smaller Companies Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Latin America Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Nordic Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Pacific Basin Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Southeast Asia Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes to Financial Statements	<Click Here>	Notes to Financial Statements
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view each fund's most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Canada

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on redemptions of Canada, Europe, and Pacific Basin shares purchased prior to October 12, 1990, and redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 918.60	$ 6.25
HypotheticalA	$ 1,000.00	$ 1,018.35	$ 6.57
Class T
Actual	$ 1,000.00	$ 917.20	$ 7.58
HypotheticalA	$ 1,000.00	$ 1,016.96	$ 7.97
Class B
Actual	$ 1,000.00	$ 915.00	$ 10.00
HypotheticalA	$ 1,000.00	$ 1,014.42	$ 10.52
Class C
Actual	$ 1,000.00	$ 914.90	$ 9.95
HypotheticalA	$ 1,000.00	$ 1,014.47	$ 10.47
Canada
Actual	$ 1,000.00	$ 919.90	$ 4.77
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Institutional Class
Actual	$ 1,000.00	$ 919.60	$ 5.15
HypotheticalA	$ 1,000.00	$ 1,019.49	$ 5.42

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Canada
Shareholder Expense Example - continued

Annualized Expense Ratio
Class A	1.31%
Class T	1.59%
Class B	2.10%
Class C	2.09%
Canada	1.00%
Institutional Class	1.08%

Semiannual Report

Canada

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2008
Canada	92.0%
United States of America	8.0%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2007
Canada	94.9%
United States of America	5.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	91.9	96.1
Short-Term Investments and Net Other Assets	8.1	3.9
Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
EnCana Corp. (Oil, Gas & Consumable Fuels)	5.0	3.2
Potash Corp. of Saskatchewan, Inc. (Chemicals)	5.0	3.7
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	4.9	4.7
Research In Motion Ltd. (Communications Equipment)	4.4	4.8
Toronto-Dominion Bank (Commercial Banks)	4.4	3.9
Manulife Financial Corp. (Insurance)	4.2	4.5
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	3.9	3.5
Royal Bank of Canada (Commercial Banks)	3.5	4.0
SNC-Lavalin Group, Inc. (Construction & Engineering)	3.5	3.6
TransCanada Corp. (Oil, Gas & Consumable Fuels)	3.3	3.2
	42.1
Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	27.9	25.6
Financials	21.2	23.7
Materials	14.8	10.9
Industrials	9.2	10.3
Information Technology	6.9	9.5
Telecommunication Services	4.9	6.3
Consumer Discretionary	3.5	6.3
Consumer Staples	3.2	3.4
Health Care	0.3	0.1

Semiannual Report

Canada

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.9%
	Shares	Value
CONSUMER DISCRETIONARY - 3.5%
Hotels, Restaurants & Leisure - 0.6%
Great Canadian Gaming Corp. (a)	1,200,000	$ 12,094,132
Tim Hortons, Inc.	500,000	17,175,000
		29,269,132
Media - 2.0%
Aeroplan Income Fund	650,000	9,842,617
Corus Entertainment, Inc. Class B (non-vtg.)	975,000	18,733,244
Quebecor, Inc. Class B (sub. vtg.)	1,000,000	28,467,878
Thomson Reuters Corp.	500,000	18,518,519
Yellow Pages Income Fund (d)	2,000,000	21,785,324
		97,347,582
Textiles, Apparel & Luxury Goods - 0.9%
Gildan Activewear, Inc. (a)	1,850,000	47,411,876
TOTAL CONSUMER DISCRETIONARY		174,028,590
CONSUMER STAPLES - 3.2%
Food & Staples Retailing - 2.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,300,000	18,020,058
Metro, Inc. Class A (sub. vtg.)	500,000	12,113,991
Shoppers Drug Mart Corp.	1,350,000	71,300,268
		101,434,317
Food Products - 1.2%
Saskatchewan Wheat Pl, Inc.(OLD) (a)(e)	1,273,500	17,412,466
Viterra, Inc. (a)(f)	2,929,300	40,052,091
		57,464,557
TOTAL CONSUMER STAPLES		158,898,874
ENERGY - 27.9%
Energy Equipment & Services - 0.3%
Flint Energy Services Ltd. (a)	650,000	14,528,349
Oil, Gas & Consumable Fuels - 27.6%
Birchcliff Energy Ltd. (a)	500,000	5,461,225
Cameco Corp.	1,900,000	66,050,045
Canadian Natural Resources Ltd.	2,250,000	191,130,474
Canadian Oil Sands Trust	2,700,000	121,260,054
Duvernay Oil Corp. (a)	350,000	16,705,888
Enbridge, Inc.	300,000	12,338,397
EnCana Corp.	3,050,000	246,065,434
Husky Energy, Inc.	1,400,000	63,223,116
Keyera Facilities Income Fund	1,700,000	35,363,916
Nexen, Inc.	1,150,000	39,852,050
Niko Resources Ltd.	550,000	49,697,150
Niko Resources Ltd. (e)	20,000	1,807,169
Petro-Canada	1,000,000	50,104,260
Suncor Energy, Inc.	2,150,000	242,624,864

	Shares	Value
Talisman Energy, Inc.	2,750,000	$ 55,622,580
TransCanada Corp.	4,350,000	159,383,378
		1,356,690,000
TOTAL ENERGY		1,371,218,349
FINANCIALS - 21.2%
Capital Markets - 0.3%
CI Financial Income Fund (d)	600,000	13,369,080
Commercial Banks - 12.2%
Bank of Montreal (d)	1,909,300	94,981,561
Canadian Imperial Bank of Commerce	850,000	62,600,040
National Bank of Canada	1,050,000	56,018,767
Royal Bank of Canada	3,600,000	171,653,262
Toronto-Dominion Bank	3,250,000	213,342,766
		598,596,396
Diversified Financial Services - 0.7%
Onex Corp. (sub. vtg.)	400,000	12,542,945
TSX Group, Inc.	500,000	21,000,894
		33,543,839
Insurance - 6.3%
ING Canada, Inc.	550,000	21,353,391
Manulife Financial Corp.	5,300,000	207,189,951
Power Corp. of Canada (sub. vtg.)	1,350,000	47,345,845
Sun Life Financial, Inc.	750,000	36,260,054
		312,149,241
Real Estate Management & Development - 1.7%
Brookfield Asset Management, Inc. Class A (d)	1,950,000	63,605,898
Brookfield Properties Corp.	1,000,000	20,130,007
		83,735,905
TOTAL FINANCIALS		1,041,394,461
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.3%
Noveko International, Inc. (a)	2,150,000	12,915,798
INDUSTRIALS - 9.2%
Aerospace & Defense - 3.4%
Bombardier, Inc. Class B (sub. vtg.) (a)	20,000,000	131,069,407
CAE, Inc.	2,800,000	32,139,807
Mecachrome International, Inc. (a)(e)	400,000	2,951,048
		166,160,262
Commercial Services & Supplies - 0.4%
Garda World Security Corp. (a)	1,100,000	18,404,329
Construction & Engineering - 3.5%
SNC-Lavalin Group, Inc.	3,400,000	170,523,285
Road & Rail - 1.0%
Canadian National Railway Co.	400,000	20,947,274
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Canadian Pacific Railway Ltd.	350,000	$ 24,111,806
TransForce Income Fund	800,000	6,060,967
		51,120,047
Trading Companies & Distributors - 0.9%
Finning International, Inc.	1,500,000	44,608,281
TOTAL INDUSTRIALS		450,816,204
INFORMATION TECHNOLOGY - 6.9%
Communications Equipment - 4.4%
Research In Motion Ltd. (a)	1,775,000	215,893,262
Internet Software & Services - 1.5%
Google, Inc. Class A (sub. vtg.) (a)	80,000	45,943,200
Open Text Corp. (a)(d)	700,000	25,849,469
		71,792,669
IT Services - 0.6%
CGI Group, Inc. Class A (sub. vtg.) (a)	2,606,300	30,356,369
Software - 0.4%
MacDonald Dettwiler & Associates Ltd. (a)	450,000	18,319,929
TOTAL INFORMATION TECHNOLOGY		336,362,229
MATERIALS - 14.8%
Chemicals - 6.5%
Agrium, Inc.	575,000	45,213,236
Monsanto Co.	265,000	30,215,300
Potash Corp. of Saskatchewan, Inc.	1,325,000	243,733,757
		319,162,293
Metals & Mining - 8.3%
B2Gold Corp.	3,597,200	4,857,702
Barrick Gold Corp.	1,750,000	67,264,919
Eldorado Gold Corp. (a)	2,071,500	14,130,876
Fording Canadian Coal Trust	800,000	49,297,984
Goldcorp, Inc.	3,500,000	124,451,395
Harry Winston Diamond Corp.	400,000	11,851,852
Kinross Gold Corp.	2,750,000	51,963,559
Orezone Resources, Inc. Class A (a)	10,000,000	12,908,351
Shore Gold, Inc. (a)	3,300,000	11,927,316
Yamana Gold, Inc.	4,500,000	57,685,433
		406,339,387
TOTAL MATERIALS		725,501,680
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 1.8%
BCE, Inc.	2,350,000	85,870,321

	Shares	Value
Wireless Telecommunication Services - 3.1%
American Tower Corp. Class A (a)	325,000	$ 14,111,500
Rogers Communications, Inc. Class B (non-vtg.)	3,150,000	140,156,390
		154,267,890
TOTAL TELECOMMUNICATION SERVICES		240,138,211
TOTAL COMMON STOCKS (Cost $3,176,731,324)		4,511,274,396
Government Obligations - 2.4%
Principal Amount
Canadian Government Treasury Bills 2.0184% to 3.4108% 5/1/08 to 8/7/08 (Cost $116,290,595)	CAD	117,250,000	115,993,129
Money Market Funds - 7.8%
	Shares
Fidelity Cash Central Fund, 2.51% (b)	300,193,911	300,193,911
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	85,656,200	85,656,200
TOTAL MONEY MARKET FUNDS (Cost $385,850,111)		385,850,111
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $3,678,872,030)		5,013,117,636
NET OTHER ASSETS - (2.1)%		(101,932,019)
NET ASSETS - 100%		$ 4,911,185,617
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,170,683 or 0.5% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,007,242
Fidelity Securities Lending Cash Central Fund	2,885,493
Total	$ 6,892,735

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Canada

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $85,568,057) - See accompanying schedule: Unaffiliated issuers (cost $3,293,021,919)	$ 4,627,267,525
Fidelity Central Funds (cost $385,850,111)	385,850,111
Total Investments (cost $3,678,872,030)		$ 5,013,117,636
Cash		60,570
Foreign currency held at value (cost $1,697,900)		1,697,900
Receivable for investments sold		56,793,594
Receivable for fund shares sold		10,248,823
Dividends receivable		4,322,036
Distributions receivable from Fidelity Central Funds		938,134
Prepaid expenses		9,125
Other receivables		281,808
Total assets		5,087,469,626

Liabilities
Payable for investments purchased Regular delivery	$ 76,158,454
Delayed delivery	5,568,261
Payable for fund shares redeemed	5,066,667
Accrued management fee	2,791,729
Distribution fees payable	37,132
Other affiliated payables	929,130
Other payables and accrued expenses	76,436
Collateral on securities loaned, at value	85,656,200
Total liabilities		176,284,009

Net Assets		$ 4,911,185,617
Net Assets consist of:
Paid in capital		$ 3,500,494,190
Undistributed net investment income		15,350,159
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		61,000,449
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,334,340,819
Net Assets		$ 4,911,185,617

Statement of Assets and Liabilities - continued

April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($52,597,988 ÷ 865,983 shares)	$ 60.74

Maximum offering price per share (100/94.25 of $60.74)	$ 64.45
Class T: Net Asset Value and redemption price per share ($19,073,585 ÷ 314,399 shares)	$ 60.67

Maximum offering price per share (100/96.50 of $60.67)	$ 62.87
Classs B: Net Asset Value and offering price per share ($5,685,083 ÷ 93,939 shares)A	$ 60.52

Class C: Net Asset Value and offering price per share ($19,109,563 ÷ 316,337 shares)A	$ 60.41

Canada: Net Asset Value, offering price and redemption price per share ($4,806,169,704 ÷ 78,889,201 shares)	$ 60.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,549,694 ÷ 140,512 shares)	$ 60.85

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Canada
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 41,044,770
Interest		1,706,622
Income from Fidelity Central Funds (including $2,885,493 from security lending)		6,892,735
		49,644,127
Less foreign taxes withheld		(6,132,720)
Total income		43,511,407

Expenses
Management fee Basic fee	$ 16,159,107
Performance adjustment	396,724
Transfer agent fees	4,746,520
Distribution fees	171,804
Accounting and security lending fees	778,178
Custodian fees and expenses	50,424
Independent trustees' compensation	9,330
Registration fees	195,360
Audit	36,788
Legal	7,346
Miscellaneous	493,337
Total expenses before reductions	23,044,918
Expense reductions	(613,344)	22,431,574
Net investment income (loss)		21,079,833
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	70,426,145
Foreign currency transactions	(990,931)
Total net realized gain (loss)		69,435,214
Change in net unrealized appreciation (depreciation) on: Investment securities	(504,886,479)
Assets and liabilities in foreign currencies	(71,403)
Total change in net unrealized appreciation (depreciation)		(504,957,882)
Net gain (loss)		(435,522,668)
Net increase (decrease) in net assets resulting from operations		$ (414,442,835)

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,079,833	$ 33,178,201
Net realized gain (loss)	69,435,214	272,277,024
Change in net unrealized appreciation (depreciation)	(504,957,882)	1,120,719,255
Net increase (decrease) in net assets resulting from operations	(414,442,835)	1,426,174,480
Distributions to shareholders from net investment income	(28,915,997)	(22,989,617)
Distributions to shareholders from net realized gain	(235,022,796)	(65,775,827)
Total distributions	(263,938,793)	(88,765,444)
Share transactions - net increase (decrease)	645,085,631	467,056,549
Redemption fees	1,537,407	1,551,369
Total increase (decrease) in net assets	(31,758,590)	1,806,016,954

Net Assets
Beginning of period	4,942,944,207	3,136,927,253
End of period (including undistributed net investment income of $15,350,159 and undistributed net investment income of $26,450,845, respectively)	$ 4,911,185,617	$ 4,942,944,207

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2008

Year ended October 31,

(Unaudited)

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 70.16	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.18	.19
Net realized and unrealized gain (loss)	(5.94)	15.96
Total from investment operations	(5.76)	16.15
Distributions from net investment income	(.41)	-
Distributions from net realized gain	(3.27)	-
Total distributions	(3.68)	-
Redemption fees added to paid in capital E	.02	.01
Net asset value, end of period	$ 60.74	$ 70.16
Total Return B, C, D	(8.14)%	29.93%
Ratios to Average Net Assets F, I
Expenses before reductions	1.31% A	1.23% A
Expenses net of fee waivers, if any	1.31% A	1.23% A
Expenses net of all reductions	1.29% A	1.22% A
Net investment income (loss)	.62% A	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,598	$ 20,912
Portfolio turnover rate G	44% A	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Six months ended April 30, 2008

Year ended October 31,

(Unaudited)

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 70.09	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.10	.09
Net realized and unrealized gain (loss)	(5.94)	15.99
Total from investment operations	(5.84)	16.08
Distributions from net investment income	(.33)	-
Distributions from net realized gain	(3.27)	-
Total distributions	(3.60)	-
Redemption fees added to paid in capital E	.02	.01
Net asset value, end of period	$ 60.67	$ 70.09
Total Return B, C, D	(8.28)%	29.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.59% A	1.48% A
Expenses net of fee waivers, if any	1.59% A	1.48% A
Expenses net of all reductions	1.56% A	1.47% A
Net investment income (loss)	.34% A	.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,074	$ 14,522
Portfolio turnover rate G	44% A	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2008

Year ended October 31,

(Unaudited)

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 69.88	$ 54.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.06)
Net realized and unrealized gain (loss)	(5.92)	15.93
Total from investment operations	(5.97)	15.87
Distributions from net investment income	(.14)	-
Distributions from net realized gain	(3.27)	-
Total distributions	(3.41)	-
Redemption fees added to paid in capital E	.02	.01
Net asset value, end of period	$ 60.52	$ 69.88
Total Return B, C, D	(8.50)%	29.41%
Ratios to Average Net Assets F, I
Expenses before reductions	2.10% A	2.00% A
Expenses net of fee waivers, if any	2.10% A	2.00% A
Expenses net of all reductions	2.08% A	1.99% A
Net investment income (loss)	(.18)% A	(.21)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,685	$ 4,078
Portfolio turnover rate G	44% A	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Six months ended April 30, 2008

Year ended October 31,

(Unaudited)

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 69.91	$ 54.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.04)
Net realized and unrealized gain (loss)	(5.93)	15.94
Total from investment operations	(5.98)	15.90
Distributions from net investment income	(.27)	-
Distributions from net realized gain	(3.27)	-
Total distributions	(3.54)	-
Redemption fees added to paid in capital E	.02	.01
Net asset value, end of period	$ 60.41	$ 69.91
Total Return B, C, D	(8.51)%	29.46%
Ratios to Average Net Assets F, I
Expenses before reductions	2.09% A	1.99% A
Expenses net of fee waivers, if any	2.09% A	1.99% A
Expenses net of all reductions	2.07% A	1.97% A
Net investment income (loss)	(.16)% A	(.15)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,110	$ 8,752
Portfolio turnover rate G	44% A	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Canada

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 70.25	$ 49.48	$ 39.14	$ 31.87	$ 25.13	$ 17.52
Income from Investment Operations
Net investment income (loss) D	.28	.52	.34	.20	.10	.05
Net realized and unrealized gain (loss)	(5.96)	21.62	10.15	7.12	6.74	7.58
Total from investment operations	(5.68)	22.14	10.49	7.32	6.84	7.63
Distributions from net investment income	(.40)	(.36)	(.16)	(.08)	(.13)	(.04)
Distributions from net realized gain	(3.27)	(1.03)	(.01)	-	-	-
Total distributions	(3.67)	(1.39)	(.17)	(.08)	(.13)	(.04)
Redemption fees added to paid in capital D	.02	.02	.02	.03	.03	.02
Net asset value, end of period	$ 60.92	$ 70.25	$ 49.48	$ 39.14	$ 31.87	$ 25.13
Total Return B, C	(8.01)%	46.03%	26.93%	23.11%	27.45%	43.75%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00% A	.96%	1.00%	1.08%	1.20%	1.42%
Expenses net of fee waivers, if any	1.00% A	.96%	1.00%	1.08%	1.20%	1.42%
Expenses net of all reductions	.97% A	.94%	.97%	1.04%	1.15%	1.37%
Net investment income (loss)	.93% A	.94%	.74%	.55%	.34%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,806,170	$ 4,890,617	$ 3,136,927	$ 1,722,516	$ 413,319	$ 167,205
Portfolio turnover rate F	44% A	42%	50%	24%	47%	52%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Six months ended April 30, 2008

Year ended October 31,

(Unaudited)

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 70.25	$ 54.00
Income from Investment Operations
Net investment income (loss) D	.25	.25
Net realized and unrealized gain (loss)	(5.95)	15.99
Total from investment operations	(5.70)	16.24
Distributions from net investment income	(.45)	-
Distributions from net realized gain	(3.27)	-
Total distributions	(3.72)	-
Redemption fees added to paid in capital D	.02	.01
Net asset value, end of period	$ 60.85	$ 70.25
Total Return B, C	(8.04)%	30.09%
Ratios to Average Net Assets E, H
Expenses before reductions	1.08% A	1.01% A
Expenses net of fee waivers, if any	1.08% A	1.01% A
Expenses net of all reductions	1.06% A	.99% A
Net investment income (loss)	.84% A	.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,550	$ 4,064
Portfolio turnover rate F	44% A	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Canada, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,421,686,383
Unrealized depreciation	(100,120,630)
Net unrealized appreciation (depreciation)	$ 1,321,565,753
Cost for federal income tax purposes	$ 3,691,551,883

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,140,888,956 and $954,292,711, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Canada as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 43,284	$ 5,713
Class T	.25%	.25%	39,648	20,174
Class B	.75%	.25%	22,057	16,693
Class C	.75%	.25%	66,815	49,702
			$ 171,804	$ 92,282

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 72,897
Class T	13,102
Class B*	34,219
Class C*	2,685
$ 122,903

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the transfer agent for Canada shares. For the period, each class paid the following Transfer Agent fees:

	Amount	% of Average Net Assets*
Class A	$ 46,554.27
Class T	23,378.29
Class B	6,926.31
Class C	20,049.30
Canada	4,640,831.21
Institutional Class	8,782.29
	$ 4,746,520

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $672 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4,422 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $527,691 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11,047. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Canada	$ 26,286

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $1,279, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 171,585	$ -
Class T	73,871	-
Class B	8,835	-
Class C	45,389	-
Canada	28,579,266	22,989,617
Institutional Class	37,051	-
Total	$ 28,915,997	$ 22,989,617
From net realized gain
Class A	$ 1,361,853	$ -
Class T	736,454	-
Class B	209,359	-
Class C	549,710	-
Canada	231,896,182	65,775,827
Institutional Class	269,238	-
Total	$ 235,022,796	$ 65,775,827

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007 A	Six months ended April 30, 2008	Year ended October 31, 2007 A
Class A
Shares sold	636,213	308,956	$ 38,175,349	$ 19,422,841
Reinvestment of distributions	24,107	-	1,454,159	-
Shares redeemed	(92,388)	(10,905)	(5,408,855)	(645,019)
Net increase (decrease)	567,932	298,051	$ 34,220,653	$ 18,777,822
Class T
Shares sold	121,396	208,648	$ 7,310,644	$ 12,838,431
Reinvestment of distributions	13,224	-	797,554	-
Shares redeemed	(27,415)	(1,454)	(1,625,445)	(89,047)
Net increase (decrease)	107,205	207,194	$ 6,482,753	$ 12,749,384
Classs B
Shares sold	60,299	110,050	$ 3,610,337	$ 6,654,427
Reinvestment of distributions	2,917	-	175,839	-
Shares redeemed	(27,631)	(51,696)	(1,600,252)	(3,069,986)
Net increase (decrease)	35,585	58,354	$ 2,185,924	$ 3,584,441
Class C
Shares sold	210,880	134,518	$ 12,616,550	$ 8,317,609
Reinvestment of distributions	8,472	-	509,854	-
Shares redeemed	(28,197)	(9,336)	(1,650,968)	(570,425)
Net increase (decrease)	191,155	125,182	$ 11,475,436	$ 7,747,184
Canada
Shares sold	18,611,036	32,853,429	$ 1,127,145,321	$ 1,882,759,894
Reinvestment of distributions	3,970,250	1,757,370	239,922,208	85,654,201
Shares redeemed	(13,309,305)	(28,386,777)	(781,375,050)	(1,547,811,990)
Net increase (decrease)	9,271,981	6,224,022	$ 585,692,479	$ 420,602,105
Institutional Class
Shares sold	100,939	61,781	$ 6,095,406	$ 3,830,515
Reinvestment of distributions	4,721	-	285,066	-
Shares redeemed	(22,992)	(3,937)	(1,352,086)	(234,902)
Net increase (decrease)	82,668	57,844	$ 5,028,386	$ 3,595,613

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
China Region
Actual	$ 1,000.00	$ 812.50	$ 4.91
HypotheticalA	$ 1,000.00	$ 1,019.44	$ 5.47
Emerging Markets
Actual	$ 1,000.00	$ 885.10	$ 4.97
HypotheticalA	$ 1,000.00	$ 1,019.59	$ 5.32
Europe
Actual	$ 1,000.00	$ 908.20	$ 4.84
HypotheticalA	$ 1,000.00	$ 1,019.79	$ 5.12
Europe Capital Appreciation
Actual	$ 1,000.00	$ 898.70	$ 5.48
HypotheticalA	$ 1,000.00	$ 1,019.10	$ 5.82
Japan
Actual	$ 1,000.00	$ 915.90	$ 5.57
HypotheticalA	$ 1,000.00	$ 1,019.05	$ 5.87
Japan Smaller Companies
Actual	$ 1,000.00	$ 821.70	$ 4.71
HypotheticalA	$ 1,000.00	$ 1,019.69	$ 5.22
Latin America
Actual	$ 1,000.00	$ 1,010.70	$ 5.00
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Nordic
Actual	$ 1,000.00	$ 882.90	$ 5.01
HypotheticalA	$ 1,000.00	$ 1,019.54	$ 5.37
	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Pacific Basin
Actual	$ 1,000.00	$ 808.80	$ 5.71
HypotheticalA	$ 1,000.00	$ 1,018.55	$ 6.37
Southeast Asia
Actual	$ 1,000.00	$ 747.80	$ 4.91
HypotheticalA	$ 1,000.00	$ 1,019.24	$ 5.67

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
China Region	1.09%
Emerging Markets	1.06%
Europe	1.02%
Europe Capital Appreciation	1.16%
Japan	1.17%
Japan Smaller Companies	1.04%
Latin America	1.00%
Nordic	1.07%
Pacific Basin	1.27%
Southeast Asia	1.13%

Semiannual Report

China Region

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2008
Hong Kong	31.9%
Taiwan	26.8%
China	21.2%
Australia	6.5%
United States of America	5.3%
Indonesia	3.0%
Cayman Islands	3.1%
Bermuda	1.3%
Papua New Guinea	0.4%
Other	0.5%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2007
China	30.4%
Hong Kong	27.9%
Taiwan	21.5%
United States of America	4.1%
Australia	3.6%
Cayman Islands	3.0%
Singapore	3.0%
Korea (South)	2.1%
Indonesia	1.9%
Other	2.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	95.1	95.9
Short-Term Investments and Net Other Assets	4.9	4.1
Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
China Mobile (Hong Kong) Ltd. (Wireless Telecommunication Services)	9.9	7.0
Taiwan Fertilizer Co. Ltd. (Chemicals)	4.6	1.6
Fuhwa Financial Holding Co. Ltd. (Diversified Financial Services)	3.8	0.3
Esprit Holdings Ltd. (Specialty Retail)	3.8	3.1
Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	3.5	0.0
Incitec Pivot Ltd. (Chemicals)	3.5	0.0
CNOOC Ltd. (Oil, Gas & Consumable Fuels)	3.2	2.4
PT Bumi Resources Tbk (Oil, Gas & Consumable Fuels)	3.0	1.3
Li & Fung Ltd. (Distributors)	2.7	2.1
Tencent Holdings Ltd. (Internet Software & Services)	2.4	1.7
	40.4
Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.1	21.8
Materials	18.7	21.6
Telecommunication Services	15.8	7.0
Consumer Discretionary	12.0	10.1
Energy	9.8	10.3
Information Technology	7.9	11.5
Utilities	3.0	0.1
Industrials	3.0	12.7
Consumer Staples	1.0	0.8
Health Care	0.8	0.0

Semiannual Report

China Region

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
CONSUMER DISCRETIONARY - 12.0%
Distributors - 2.7%
Li & Fung Ltd.	10,158,600	$ 42,038,823
Diversified Consumer Services - 0.7%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	135,900	10,200,654
Hotels, Restaurants & Leisure - 0.8%
Ctrip.com International Ltd. sponsored ADR	195,800	12,151,348
Leisure Equipment & Products - 1.1%
Li Ning Co. Ltd.	5,672,500	16,741,305
Media - 1.6%
Focus Media Holding Ltd. ADR (a)(d)	675,300	24,911,817
Multiline Retail - 0.6%
Parkson Retail Group Ltd.	1,024,000	9,651,142
Specialty Retail - 3.8%
Esprit Holdings Ltd.	4,694,500	57,769,009
Textiles, Apparel & Luxury Goods - 0.7%
China Dongxiang Group Co. Ltd.	17,000,000	7,438,584
Ports Design Ltd.	1,211,500	3,901,972
		11,340,556
TOTAL CONSUMER DISCRETIONARY		184,804,654
CONSUMER STAPLES - 1.0%
Beverages - 1.0%
Yantai Changyu Pioneer Wine Co. (B Shares)	2,218,663	15,401,945
ENERGY - 9.8%
Energy Equipment & Services - 0.8%
China Oilfield Services Ltd. (H Shares)	6,358,000	11,682,896
Oil, Gas & Consumable Fuels - 9.0%
Banpu PCL unit	304,000	4,178,562
China Shenhua Energy Co. Ltd. (H Shares)	4,252,500	19,535,040
CNOOC Ltd.	28,274,000	50,188,777
PetroChina Co. Ltd. (H Shares)	12,350,000	18,557,146
PT Bumi Resources Tbk	64,187,500	46,290,690
		138,750,215
TOTAL ENERGY		150,433,111
FINANCIALS - 23.1%
Commercial Banks - 8.1%
Bank of East Asia Ltd.	1,260,600	7,182,030
China Construction Bank Corp. (H Shares)	14,869,000	13,432,022
Chinatrust Financial Holding Co. Ltd. (a)	30,709,000	32,022,687
First Financial Holding Co. Ltd.	24,967,000	30,340,061
Hang Seng Bank Ltd.	1,010,900	20,248,743

	Shares	Value
Industrial & Commercial Bank of China	22,382,000	$ 17,720,298
Wing Hang Bank Ltd.	232,000	3,107,960
		124,053,801
Diversified Financial Services - 4.9%
Hong Kong Exchanges & Clearing Ltd.	812,700	16,601,995
Yuanta Financial Holding Co. Ltd. (a)	62,421,000	59,453,453
		76,055,448
Insurance - 4.4%
Cathay Financial Holding Co. Ltd.	8,711,000	24,461,466
China Life Insurance Co. Ltd. (H Shares)	7,861,000	34,245,698
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	1,035,500	9,825,966
		68,533,130
Real Estate Management & Development - 5.7%
Cathay Real Estate Development Co. Ltd.	24,023,000	19,290,988
Cheung Kong Holdings Ltd.	1,438,000	22,400,852
Hang Lung Properties Ltd.	1,868,000	7,598,417
Hung Poo Real Estate Development Co. Ltd.	5,022,000	9,615,982
Sinyi Realty, Inc.	3,243,245	12,516,012
Sun Hung Kai Properties Ltd.	891,000	15,606,206
		87,028,457
TOTAL FINANCIALS		355,670,836
HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.8%
China Medical Technologies, Inc. sponsored ADR (d)	194,000	7,255,600
Mindray Medical International Ltd. sponsored ADR	136,700	4,647,800
		11,903,400
INDUSTRIALS - 3.0%
Electrical Equipment - 0.1%
BYD Co. Ltd. (H Shares)	526,300	921,159
Industrial Conglomerates - 2.9%
Far Eastern Textile Ltd.	14,245,000	23,954,151
Hutchison Whampoa Ltd.	2,153,000	20,991,750
		44,945,901
TOTAL INDUSTRIALS		45,867,060
INFORMATION TECHNOLOGY - 7.9%
Electronic Equipment & Instruments - 2.0%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,293,543	30,685,946
Internet Software & Services - 5.9%
Baidu.com, Inc. sponsored ADR (a)	80,100	29,284,560
Sina Corp. (a)	385,000	17,787,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Sohu.com, Inc. (a)	92,100	$ 6,366,873
Tencent Holdings Ltd.	5,570,800	36,956,861
		90,395,294
TOTAL INFORMATION TECHNOLOGY		121,081,240
MATERIALS - 18.7%
Chemicals - 9.2%
Incitec Pivot Ltd. (d)	352,513	53,796,451
Sinofert Holdings Ltd.	21,926,000	16,740,304
Taiwan Fertilizer Co. Ltd.	14,401,000	69,764,266
		140,301,021
Construction Materials - 3.6%
Anhui Conch Cement Co. Ltd. (H Shares)	3,962,000	31,673,021
Taiwan Cement Corp.	14,496,600	23,567,836
		55,240,857
Metals & Mining - 5.7%
Aluminum Corp. of China Ltd. (H Shares)	9,910,000	16,760,078
BHP Billiton Ltd.	365,300	14,721,942
China Steel Corp.	11,708,380	19,227,162
Lihir Gold Ltd. (a)	2,160,868	5,992,422
Mount Gibson Iron Ltd. (a)(d)	4,347,149	12,014,313
Rio Tinto Ltd.	149,207	19,151,831
		87,867,748
Paper & Forest Products - 0.2%
Sino-Forest Corp. (a)	229,900	3,481,258
TOTAL MATERIALS		286,890,884
TELECOMMUNICATION SERVICES - 15.8%
Diversified Telecommunication Services - 3.8%
Chunghwa Telecom Co. Ltd.	21,146,000	54,518,795
Chunghwa Telecom Co. Ltd. ADR	164,178	4,188,181
		58,706,976
Wireless Telecommunication Services - 12.0%
China Mobile (Hong Kong) Ltd.	8,844,000	152,182,417
China Unicom Ltd.	14,936,000	32,408,696
		184,591,113
TOTAL TELECOMMUNICATION SERVICES		243,298,089

	Shares	Value
UTILITIES - 3.0%
Electric Utilities - 2.7%
CLP Holdings Ltd.	3,361,500	$ 26,656,833
Hong Kong Electric Holdings Ltd.	2,522,500	15,828,035
		42,484,868
Gas Utilities - 0.3%
Xinao Gas Holdings Ltd.	2,216,000	4,077,612
TOTAL UTILITIES		46,562,480
TOTAL COMMON STOCKS (Cost $1,230,139,494)		1,461,913,699
Money Market Funds - 9.2%

Fidelity Cash Central Fund, 2.51% (b)	94,661,003	94,661,003
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	46,006,487	46,006,487
TOTAL MONEY MARKET FUNDS (Cost $140,667,490)		140,667,490
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $1,370,806,984)		1,602,581,189
NET OTHER ASSETS - (4.3)%		(65,769,796)
NET ASSETS - 100%		$ 1,536,811,393
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,169,339
Fidelity Securities Lending Cash Central Fund	147,634
Total	$ 1,316,973

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

China Region

Financial Statements

Statement of Assets and Liabilities

(Unaudited)	April 30, 2008

Assets
Investment in securities, at value (including securities loaned of $43,060,766) - See accompanying schedule: Unaffiliated issuers (cost $1,230,139,494)	$ 1,461,913,699
Fidelity Central Funds (cost $140,667,490)	140,667,490
Total Investments (cost $1,370,806,984)		$ 1,602,581,189
Foreign currency held at value (cost $7,464)		7,428
Receivable for investments sold		1,447,352
Receivable for fund shares sold		6,223,723
Dividends receivable		1,350,557
Distributions receivable from Fidelity Central Funds		185,955
Prepaid expenses		3,609
Other receivables		651,248
Total assets		1,612,451,061

Liabilities
Payable for investments purchased	$ 26,715,534
Payable for fund shares redeemed	1,598,380
Accrued management fee	870,658
Other affiliated payables	342,138
Other payables and accrued expenses	106,471
Collateral on securities loaned, at value	46,006,487
Total liabilities		75,639,668

Net Assets		$ 1,536,811,393
Net Assets consist of:
Paid in capital		$ 1,329,406,142
Distributions in excess of net investment income		(1,522,480)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(22,864,263)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		231,791,994
Net Assets, for 52,412,211 shares outstanding		$ 1,536,811,393
Net Asset Value, offering price and redemption price per share ($1,536,811,393 ÷ 52,412,211 shares)		$ 29.32

Statement of Operations

(Unaudited)	Six months ended April 30, 2008

Investment Income
Dividends		$ 6,264,375
Interest		1,760
Income from Fidelity Central Funds (including $147,634 from security lending)		1,316,973
		7,583,108
Less foreign taxes withheld		(7,722)
Total income		7,575,386

Expenses
Management fee	$ 5,602,608
Transfer agent fees	1,862,130
Accounting and security lending fees	358,298
Custodian fees and expenses	504,718
Independent trustees' compensation	3,370
Registration fees	79,357
Audit	32,709
Legal	2,452
Interest	3,502
Miscellaneous	181,870
Total expenses before reductions	8,631,014
Expense reductions	(1,299,587)	7,331,427
Net investment income (loss)		243,959
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,610,878)
Foreign currency transactions	(1,155,344)
Total net realized gain (loss)		(8,766,222)
Change in net unrealized appreciation (depreciation) on: Investment securities	(395,212,026)
Assets and liabilities in foreign currencies	(973)
Total change in net unrealized appreciation (depreciation)		(395,212,999)
Net gain (loss)		(403,979,221)
Net increase (decrease) in net assets resulting from operations		$ (403,735,262)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

China Region
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 243,959	$ 17,487,006
Net realized gain (loss)	(8,766,222)	248,422,709
Change in net unrealized appreciation (depreciation)	(395,212,999)	471,226,907
Net increase (decrease) in net assets resulting from operations	(403,735,262)	737,136,622
Distributions to shareholders from net investment income	(15,794,709)	(9,931,797)
Distributions to shareholders from net realized gain	(223,593,729)	(6,849,518)
Total distributions	(239,388,438)	(16,781,315)
Share transactions Proceeds from sales of shares	486,058,834	1,145,260,346
Reinvestment of distributions	228,787,494	16,027,386
Cost of shares redeemed	(581,510,905)	(573,113,425)
Net increase (decrease) in net assets resulting from share transactions	133,335,423	588,174,307
Redemption fees	2,072,692	1,203,951
Total increase (decrease) in net assets	(507,715,585)	1,309,733,565

Net Assets
Beginning of period	2,044,526,978	734,793,413
End of period (including distributions in excess of net investment income of $1,522,480 and undistributed net investment income of $16,429,698, respectively)	$ 1,536,811,393	$ 2,044,526,978
Other Information Shares
Sold	15,615,695	38,031,904
Issued in reinvestment of distributions	7,102,996	675,406
Redeemed	(19,549,758)	(21,493,222)
Net increase (decrease)	3,168,933	17,214,088

Financial Highlights

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 41.52	$ 22.94	$ 17.74	$ 15.88	$ 15.14	$ 11.16
Income from Investment Operations
Net investment income (loss) E	- I	.46	.42	.36	.25	.25
Net realized and unrealized gain (loss)	(7.39)	18.58	4.99	1.75	.73	3.91
Total from investment operations	(7.39)	19.04	5.41	2.11	.98	4.16
Distributions from net investment income	(.32)	(.29)	(.22)	(.26)	(.26)	(.19)
Distributions from net realized gain	(4.53)	(.20)	-	-	-	-
Total distributions	(4.85)	(.49)	(.22)	(.26)	(.26)	(.19)
Redemption fees added to paid in capital E	.04	.03	.01	.01	.02	.01
Net asset value, end of period	$ 29.32	$ 41.52	$ 22.94	$ 17.74	$ 15.88	$ 15.14
Total Return B, C, D	(18.75)%	84.73%	30.83%	13.44%	6.71%	37.91%
Ratios to Average Net Assets F, H
Expenses before reductions	1.09% A	1.08%	1.14%	1.16%	1.22%	1.30%
Expenses net of fee waivers, if any	1.09% A	1.08%	1.14%	1.16%	1.22%	1.30%
Expenses net of all reductions	.93% A	.92%	1.08%	1.12%	1.22%	1.30%
Net investment income (loss)	.03% A	1.64%	1.99%	2.04%	1.64%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,536,811	$ 2,044,527	$ 734,793	$ 396,905	$ 296,004	$ 231,654
Portfolio turnover rate G	139% A	173%	36%	44%	101%	39%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Emerging Markets

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2008
Brazil	14.1%
Russia	12.5%
Korea (South)	11.8%
South Africa	6.6%
Taiwan	6.0%
Hong Kong	5.7%
India	5.6%
China	5.3%
Mexico	4.0%
Other	28.4%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2007
Korea (South)	14.1%
Brazil	14.1%
Russia	10.4%
India	6.6%
Taiwan	6.4%
South Africa	6.4%
Hong Kong	6.1%
China	5.1%
Mexico	3.9%
Other	26.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	98.1	98.6
Short-Term Investments and Net Other Assets	1.9	1.4
Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
OAO Gazprom sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	4.0	3.4
China Mobile (Hong Kong) Ltd. (Hong Kong, Wireless Telecommunication Services)	3.5	3.6
Companhia Vale do Rio Doce (PN-A) sponsored ADR (Brazil, Metals & Mining)	3.5	3.4
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	2.9	1.7
America Movil SAB de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	2.1	1.9
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	1.9	1.3
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	1.9	1.5
China Construction Bank Corp. (H Shares) (China, Commercial Banks)	1.4	1.1
Impala Platinum Holdings Ltd. (South Africa, Metals & Mining)	1.3	1.0
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment & Instruments)	1.3	1.4
	23.8
Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.1	20.2
Energy	19.1	16.5
Materials	17.9	18.1
Industrials	10.7	13.3
Telecommunication Services	9.4	10.3
Information Technology	8.1	8.2
Consumer Discretionary	6.1	4.9
Consumer Staples	3.3	4.2
Utilities	2.1	2.3
Health Care	0.1	0.3

Semiannual Report

Emerging Markets

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Argentina - 0.1%
Banco Macro SA sponsored ADR (e)	386,300	$ 8,730,380
Australia - 0.0%
Sino Gold Mining Ltd. (a)	406,127	1,919,227
Austria - 1.1%
Erste Bank AG	474,500	35,333,391
Raiffeisen International Bank Holding AG	197,100	32,030,822
TOTAL AUSTRIA		67,364,213
Bahrain - 0.3%
Gulf Finance House BSC:
unit (f)	442,090	17,020,465
(Reg. S) unit	77,000	2,964,500
TOTAL BAHRAIN		19,984,965
Bermuda - 2.1%
Aquarius Platinum Ltd. (Australia)	2,007,300	32,073,954
C C Land Holdings Ltd.	8,400,000	9,258,900
Central European Media Enterprises Ltd. Class A (a)	231,400	24,533,028
Credicorp Ltd. (NY Shares)	207,100	16,642,556
Dufry South America Ltd. unit	285,527	5,745,926
FerroChina Ltd.	4,053,000	4,243,979
Pacific Basin Shipping Ltd.	11,752,000	21,503,952
Samling Global Ltd.	27,953,000	5,165,090
Sinofert Holdings Ltd.	8,014,900	6,119,304
TOTAL BERMUDA		125,286,689
Brazil - 14.1%
All America Latina Logistica SA unit	1,514,800	19,775,695
Anhanguera Educacional Participacoes SA unit (a)	143,475	2,355,573
Banco Bradesco SA:
(PN)	3,165,600	73,321,863
(PN) sponsored ADR	582,000	13,141,560
Banco Daycoval SA (PN)	719,300	5,409,247
Banco do Brasil SA	1,842,000	31,915,293
Banco Indusval SA	258,784	2,491,002
Companhia de Saneamento de Minas Gerais	773,700	12,846,902
Companhia Vale do Rio Doce (PN-A) sponsored ADR	6,648,800	211,697,792
Gafisa SA:
sponsored ADR (e)	288,300	12,555,465
warrants 12/28/07 (a)	266,000	5,792,150
GVT Holding SA (a)	699,900	17,011,166
Localiza Rent a Car SA	1,651,400	21,559,006
MMX Mineracao e Metalicos SA (a)	340,000	11,413,789
MRV Engenharia e Participacoes SA	912,100	18,382,475
Multiplan Empreendimentos Imobiliarios SA	477,000	6,026,351
Net Servicos de Comunicacao SA sponsored ADR (e)	2,078,766	28,375,156

	Shares	Value
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	4,464,400	$ 114,255,550
(PN) sponsored ADR (non-vtg.)	1,150,000	116,265,000
sponsored ADR	424,900	51,591,358
SEB - Sistema Educacional Brasileiro SA unit (a)	191,800	2,619,336
SLC Agricola SA	187,400	3,551,378
Tegma Gestao Logistica	436,700	4,676,489
Uniao de Bancos Brasileiros SA (Unibanco):
unit	1,968,000	29,362,532
GDR	264,100	38,402,781
Weg SA	335,900	4,021,423
TOTAL BRAZIL		858,816,332
British Virgin Islands - 0.1%
Thunderbird Resorts, Inc. (a)(f)	331,900	2,987,100
Titanium Resources Group Ltd. (a)	872,500	754,615
TOTAL BRITISH VIRGIN ISLANDS		3,741,715
Canada - 0.8%
Addax Petroleum, Inc.	152,600	6,800,405
Addax Petroleum, Inc. (f)	20,700	922,466
Aurelian Resources, Inc. (a)	801,400	3,262,576
Eastern Platinum Ltd. (a)	3,377,200	9,724,834
First Quantum Minerals Ltd.	167,600	14,716,382
Ivanhoe Mines Ltd. (a)	520,000	4,977,460
JumpTV, Inc.	1,044,042	922,647
SouthGobi Energy Resources Ltd. (a)	514,000	6,634,892
TOTAL CANADA		47,961,662
Cayman Islands - 1.4%
Chaoda Modern Agriculture (Holdings) Ltd.	28,995,063	41,670,532
China Aoyuan Property Group Ltd.	596,000	231,727
CNinsure, Inc. ADR	27,400	384,970
Giant Interactive Group, Inc. ADR (e)	84,500	1,377,350
Hidili Industry International Development Ltd.	2,183,000	3,333,402
Integra Group Holdings unit (a)	418,000	5,434,000
Lee & Man Paper Manufacturing Ltd.	6,938,700	12,910,203
NagaCorp Ltd.	7,800,000	1,921,688
Neo-Neon Holdings Ltd.	4,545,000	2,951,015
Xinyuan Real Estate Co. Ltd. ADR (e)	1,022,800	9,235,884
Yingli Green Energy Holding Co. Ltd. ADR (e)	141,400	3,115,042
Zhong An Real Estate Ltd.	4,558,000	2,117,239
TOTAL CAYMAN ISLANDS		84,683,052
Chile - 0.2%
Lan Airlines SA sponsored ADR (e)	1,048,000	13,865,040
China - 5.3%
Anhui Conch Cement Co. Ltd. (H Shares)	2,878,000	23,007,308
China Coal Energy Co. Ltd. (H Shares)	18,661,700	39,511,372
Common Stocks - continued
	Shares	Value
China - continued
China Communications Construction Co. Ltd. (H Shares)	13,725,000	$ 32,616,721
China Construction Bank Corp. (H Shares)	91,440,000	82,603,004
China Hongxing Sports Ltd.	5,160,000	2,587,420
Digital China Holdings Ltd. (H Shares)	4,263,000	2,680,392
First Tractor Co. Ltd. (H Shares) (a)	9,664,800	4,737,434
Golden Eagle Retail Group Ltd. (H Shares) (e)	5,854,000	5,934,263
Industrial & Commercial Bank of China	80,912,000	64,059,724
Parkson Retail Group Ltd.	1,124,000	10,593,637
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	5,059,500	48,010,115
Yantai Changyu Pioneer Wine Co. (B Shares)	1,408,650	9,778,840
TOTAL CHINA		326,120,230
Cyprus - 0.4%
Mirland Development Corp. PLC (a)	1,207,705	11,045,610
XXI Century Investments Public Ltd. (a)	468,000	13,352,689
TOTAL CYPRUS		24,398,299
Czech Republic - 0.9%
Ceske Energeticke Zavody AS	723,400	53,757,597
Egypt - 1.4%
Commercial International Bank Ltd. sponsored GDR	1,219,275	21,191,000
Eastern Tobacco Co.	151,245	10,938,442
Orascom Construction Industries SAE:
GDR	146,812	23,710,138
GDR (f)	16,120	2,603,380
Orascom Hotels & Development (OHD) (a)	1,503,349	23,696,739
Telecom Egypt SAE	1,501,400	5,440,400
TOTAL EGYPT		87,580,099
Georgia - 0.1%
Bank of Georgia unit (a)	225,200	5,391,288
Hong Kong - 5.7%
China Mobile (Hong Kong) Ltd.	12,474,400	214,652,232
China Overseas Land & Investment Ltd. warrants 8/27/08 (a)	103,166	55,600
China Resources Power Holdings Co. Ltd.	5,343,500	13,535,052
CNOOC Ltd.	31,119,000	55,238,896
CNOOC Ltd. sponsored ADR (e)	98,000	17,399,900
CNPC (Hong Kong) Ltd.	43,276,000	20,824,057
REXCAPITAL Financial Holdings Ltd. (a)	63,095,000	7,367,554
Shanghai Industrial Holdings Ltd. (H Shares)	2,897,000	12,007,096
Sinotrans Shipping Ltd.	9,484,000	5,817,098
TOTAL HONG KONG		346,897,485

	Shares	Value
India - 5.6%
Axis Bank Ltd.	343,781	$ 7,849,170
Axis Bank Ltd. GDR (Reg. S)	152,800	3,552,600
Bank of India	897,000	7,590,682
Bharat Heavy Electricals Ltd.	430,592	20,248,469
Bharti Airtel Ltd. (a)	1,011,342	22,458,293
Blue Star Ltd.	733,363	7,996,286
Educomp Solutions Ltd.	66,169	6,556,784
Federal Bank Ltd.:
GDR	499,884	2,992,592
GDR (f)	674,600	4,038,542
HCL Technologies Ltd.	1,943,082	13,856,168
Housing Development Finance Corp. Ltd.	279,000	19,312,732
Indiabulls Real Estate Ltd. (a)	175,000	2,374,722
Indiabulls Real Estate Ltd. sponsored GDR (a)(f)	719,116	9,815,312
Indian Overseas Bank	3,229,178	12,115,093
ITC Ltd.	1,500	8,155
Jaiprakash Associates Ltd.	2,450,514	16,459,942
JSW Steel Ltd.	446,072	9,652,028
LANCO Infratech Ltd. (a)	1,255,702	16,681,124
Larsen & Toubro Ltd.	316,663	23,510,956
Pantaloon Retail India Ltd.	494,132	6,460,623
Reliance Industries Ltd.	966,141	62,446,864
Rolta India Ltd.	1,596,035	13,389,728
Sintex Industries Ltd.	1,129,997	12,916,047
State Bank of India	531,731	24,008,879
Tata Power Co. Ltd.	458,393	15,819,375
TOTAL INDIA		342,111,166
Indonesia - 3.7%
PT Astra Agro Lestari Tbk	6,468,000	16,624,167
PT Astra International Tbk	13,437,000	29,144,316
PT Bank Mandiri Persero Tbk	54,354,000	16,946,925
PT Bank Niaga Tbk	96,530,000	7,118,570
PT Bank Rakyat Indonesia Tbk	27,096,500	17,484,439
PT Bumi Resources Tbk	96,863,000	69,855,581
PT Indocement Tunggal Prakarsa Tbk	7,079,000	4,299,139
PT International Nickel Indonesia Tbk	31,217,000	22,513,051
PT Perusahaan Gas Negara Tbk Series B	20,522,300	26,929,789
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (a)	13,049,500	12,949,008
TOTAL INDONESIA		223,864,985
Ireland - 0.2%
Dragon Oil PLC (a)	1,064,000	10,535,180
Israel - 1.3%
Israel Chemicals Ltd.	3,714,600	68,386,850
Ormat Industries Ltd.	579,600	7,550,721
Orpak Systems Ltd.	832,800	2,649,303
Queenco Leisure International Ltd. GDR (a)(f)	171,800	2,448,638
TOTAL ISRAEL		81,035,512
Common Stocks - continued
	Shares	Value
Kazakhstan - 0.6%
JSC Halyk Bank of Kazakhstan:
GDR (f)	333,200	$ 5,364,520
unit	818,300	13,174,630
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	620,323	18,237,496
TOTAL KAZAKHSTAN		36,776,646
Korea (South) - 11.7%
CJ CheilJedang Corp. (a)	37,662	9,572,703
Daelim Industrial Co.	85,040	11,485,597
Doosan Co. Ltd. (a)	162,600	27,957,651
GS Engineering & Construction Corp.	203,100	29,860,218
GS Holdings Corp.	420	16,808
Hanil Cement Co. Ltd.	22,480	2,133,164
Hanjin Heavy Industries & Consolidated Co. Ltd.	282,184	16,173,025
Hyundai Engineering & Construction Co. Ltd.	284,317	26,129,120
Hyundai Heavy Industries Co. Ltd.	79,991	28,544,023
Hyundai Steel Co.	192,200	15,115,462
Kookmin Bank	790,945	55,107,981
Kyeryong Construction Industrial Co. Ltd.	338,240	12,390,058
LG Display Co. Ltd. sponsored ADR (e)	376,700	8,200,759
LG Electronics, Inc.	300,650	46,899,324
LG Household & Health Care Ltd.	107,660	22,267,093
MegaStudy Co. Ltd.	104,119	34,351,762
NHN Corp. (a)	125,806	29,217,854
POSCO	44,240	21,629,435
Samsung Electronics Co. Ltd.	252,226	178,751,827
Samsung Fire & Marine Insurance Co. Ltd.	128,030	27,947,753
Shinhan Financial Group Co. Ltd.	1,116,190	64,443,917
SK Chemicals Co. Ltd.	83,950	5,338,662
SK Energy Co. Ltd.	180,744	22,159,504
Taewoong Co. Ltd.	152,688	16,071,628
TOTAL KOREA (SOUTH)		711,765,328
Lebanon - 0.1%
Solidere GDR	333,800	8,188,114
Luxembourg - 0.8%
Evraz Group SA GDR	457,600	47,476,000
Malaysia - 1.7%
Bandar Raya Developments Bhd	3,200,000	2,066,477
DiGi.com Bhd	1,275,500	9,811,538
Gamuda Bhd	11,329,200	11,189,333
Genting Bhd	8,068,800	16,347,047
IJM Corp. Bhd	2,748,000	5,001,899
KNM Group Bhd	8,559,600	17,341,387
Parkson Holdings Bhd (a)	2,747,810	6,088,848

	Shares	Value
Public Bank Bhd	8,983,000	$ 32,417,284
UEM World Bhd	5,214,400	5,381,116
TOTAL MALAYSIA		105,644,929
Mauritius - 0.1%
Golden Agri-Resources Ltd.	9,563,000	5,994,064
Mexico - 4.0%
Alsea SAB de CV	4,268,500	5,628,255
America Movil SAB de CV Series L sponsored ADR	2,161,500	125,280,540
Banco Compartamos SA de CV	1,766,500	7,420,521
Desarrolladora Homex Sab de CV sponsored ADR (a)(e)	246,600	14,692,428
Grupo Aeroportuario Norte Sab de CV ADR	543,100	11,812,425
Grupo Financiero Banorte SA de CV Series O	4,559,700	20,132,018
Grupo Mexico SA de CV Series B	4,610,531	33,701,767
Megacable Holdings SAB de CV unit	2,740,200	8,072,666
Urbi, Desarrollos Urbanos, SA de CV (a)	6,291,600	20,160,713
TOTAL MEXICO		246,901,333
Netherlands - 0.0%
A&D Pharma Holdings NV (Reg. S) unit	54,600	554,034
Nigeria - 0.2%
Guaranty Trust Bank PLC:
(Reg. S) unit	574,000	7,192,220
sponsored GDR (f)	440,800	5,523,224
TOTAL NIGERIA		12,715,444
Oman - 0.4%
BankMuscat SAOG sponsored:
GDR (f)	406,257	8,429,833
GDR	848,000	17,596,000
TOTAL OMAN		26,025,833
Pakistan - 0.1%
MCB Bank Ltd.	380,190	2,441,641
MCB Bank Ltd. unit (f)	384,790	4,953,865
TOTAL PAKISTAN		7,395,506
Panama - 0.1%
Intergroup Financial Services Corp. (f)	222,096	4,619,597
Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	75,700	4,736,549
Philippines - 0.7%
Alliance Global Group, Inc. (a)	20,753,000	1,916,796
Ayala Corp.	812,160	5,722,146
GMA Networks, Inc. unit	7,992,000	1,381,684
International Container Terminal Services, Inc.	5,614,000	4,055,109
Megaworld Corp.	128,641,000	6,275,914
PNOC Energy Development Corp.	54,693,000	6,735,431
Common Stocks - continued
	Shares	Value
Philippines - continued
Robinsons Land Corp.	14,515,000	$ 3,695,352
Security Bank Corp.	3,065,000	4,355,240
SM Investments Corp.	1,302,957	7,714,369
Vista Land & Lifescapes, Inc.	47,900,000	3,516,637
TOTAL PHILIPPINES		45,368,678
Poland - 0.3%
BRE Bank SA (a)	36,359	5,918,983
Globe Trade Centre SA (a)	756,500	12,541,055
TOTAL POLAND		18,460,038
Romania - 0.0%
Banca Transilvania SA (a)	9,511,332	2,979,449
Russia - 12.5%
Bank St. Petersburg OJSC (a)	1,916,469	10,732,226
JSC MMC 'Norilsk Nickel' sponsored ADR	2,431,400	66,134,080
LSR Group OJSC (a)	124,500	9,561,600
Lukoil Oil Co. sponsored ADR	513,259	46,090,658
Mechel Steel Group OAO sponsored ADR (e)	318,500	46,437,300
Mobile TeleSystems OJSC sponsored ADR	632,400	49,061,592
Novorossiysk Commercial Sea Port JSC ADR (a)(f)	331,200	5,133,600
OAO Gazprom sponsored ADR	4,660,206	246,524,896
OAO Raspadskaya (a)	1,180,000	9,971,000
OAO TatNeft unit	292,300	37,487,475
OAO TMK	1,540,400	11,784,060
OJSC Rosneft unit	3,059,900	29,987,020
Open Investments (a)	9,353	2,356,956
Rosinter Restaurants Holding	64,000	3,072,000
Sberbank (Savings Bank of the Russian Federation)	6,654,000	21,658,770
Sberbank (Savings Bank of the Russian Federation) GDR	138,100	52,773,765
Sistema-Hals JSC (a)	25,221	3,717,575
Sistema-Hals JSC unit (a)	87,000	641,190
Uralkali JSC (a)	2,099,300	21,937,685
Uralkali JSC GDR unit (a)	264,500	14,097,850
Vimpel Communications sponsored ADR	1,738,800	52,442,208
VSMPO-Avisma Corp. (a)	17,100	3,762,000
Wimm-Bill-Dann Foods OJSC sponsored ADR	127,595	15,528,312
TOTAL RUSSIA		760,893,818
Singapore - 0.7%
Keppel Corp. Ltd.	1,100,800	8,377,152
Olam International Ltd.	3,923,700	7,869,968
Straits Asia Resources Ltd. (e)	10,904,000	26,534,326
TOTAL SINGAPORE		42,781,446
Slovenia - 0.1%
Nova Kreditna banka Maribor d.d.	105,899	5,123,234

	Shares	Value
South Africa - 6.5%
African Bank Investments Ltd.	5,140,226	$ 18,051,029
African Rainbow Minerals Ltd.	772,066	26,243,749
Aspen Pharmacare Holdings Ltd.	1,389,441	5,706,331
Bell Equipment Ltd.	496,263	2,855,330
Bidvest Group Ltd.	1,107,000	16,696,367
Blue Label Telecoms Ltd.	4,663,852	4,564,905
Exxaro Resources Ltd.	1,142,400	18,887,890
FirstRand Ltd.	13,248,456	27,441,778
Illovo Sugar Ltd.	2,153,994	9,116,953
Impala Platinum Holdings Ltd.	1,928,628	78,569,576
Kumba Iron Ore Ltd.	603,700	26,350,590
Mr. Price Group Ltd.	2,997,847	6,621,878
MTN Group Ltd.	3,512,800	67,139,252
Murray & Roberts Holdings Ltd.	2,869,800	33,593,104
Northam Platinum Ltd.	668,750	5,837,100
Raubex Group Ltd.	3,046,763	15,716,597
Sasol Ltd. sponsored ADR	545,000	30,874,250
TOTAL SOUTH AFRICA		394,266,679
Taiwan - 6.0%
Asia Cement Corp.	9,000,000	16,198,374
AU Optronics Corp.	12,864,000	25,138,616
AU Optronics Corp. sponsored ADR (e)	792,005	15,459,938
China Steel Corp.	23,691,950	38,906,232
Chung Hwa Pulp Corp.	6,000	4,365
Everlight Electronics Co. Ltd.	2,710,713	10,416,403
First Financial Holding Co. Ltd.	18,179,000	22,091,239
Formosa Plastics Corp.	6,279,000	17,941,473
Foxconn Technology Co. Ltd.	2,567,325	16,568,827
High Tech Computer Corp.	813,000	20,960,834
Hon Hai Precision Industry Co. Ltd. (Foxconn)	13,286,828	77,021,928
Innolux Display Corp.	11,779,631	34,703,437
MediaTek, Inc.	982,700	12,748,715
Siliconware Precision Industries Co. Ltd.	15,268,726	26,427,847
Taiwan Cement Corp.	18,590,400	30,223,329
TOTAL TAIWAN		364,811,557
Thailand - 1.6%
Italian-Thai Development PCL (a)	10,876,800	2,846,073
Mermaid Maritime PLC	5,066,000	4,520,212
Minor International PCL (For. Reg.)	28,464,794	14,358,030
PTT PCL (For. Reg.)	3,717,900	39,148,127
Siam Commercial Bank PCL (For. Reg.)	9,796,700	27,487,588
Total Access Communication PCL	3,390,000	4,847,700
Total Access Communication PCL (For. Reg.)	1,923,000	2,803,870
TOTAL THAILAND		96,011,600
Turkey - 2.7%
Anadolu Efes Biracilik ve Malt Sanyii AS	2,358,631	21,457,234
Asya Katilim Bankasi AS (a)	3,651,234	25,341,872
Bagfas Bandirma Gubre Fabrikalari AS	88,000	9,661,987
Common Stocks - continued
	Shares	Value
Turkey - continued
Enka Insaat ve Sanayi AS	2,063,072	$ 28,476,251
Tekfen Holding AS	1,270,000	7,868,402
Tofas Turk Otomobil Fabrikasi AS	2,943,000	11,217,144
Tupras-Turkiye Petrol Rafinerileri AS	1,243,400	33,642,303
Turkiye Garanti Bankasi AS	5,638,500	30,290,742
TOTAL TURKEY		167,955,935
United Arab Emirates - 0.1%
Depa Ltd. GDR (a)(f)	234,100	1,598,903
DP World Ltd.	7,141,100	7,498,155
TOTAL UNITED ARAB EMIRATES		9,097,058
United Kingdom - 0.9%
Aricom PLC (a)	4,405,800	6,964,066
Aricom PLC warrants 5/6/10 (a)(g)	176,800	78,214
Cairn Energy PLC	47,000	2,928,652
Imperial Energy PLC (a)	221,200	4,802,626
Imperial Energy PLC rights 5/28/08 (a)	221,200	0
Prosperity Mineral Holdings Ltd.	711,000	1,943,763
Randgold Resources Ltd. sponsored ADR	257,700	11,730,504
Sibir Energy PLC	2,072,044	25,748,384
TOTAL UNITED KINGDOM		54,196,209
United States of America - 0.8%
BMB Munai, Inc. (a)	538,862	2,963,741
Central European Distribution Corp. (a)(e)	141,600	8,626,272
CTC Media, Inc. (a)	645,017	16,686,590
Freeport-McMoRan Copper & Gold, Inc. Class B	145,000	16,493,750
Pricesmart, Inc.	194,759	5,560,369
TOTAL UNITED STATES OF AMERICA		50,330,722
Vietnam - 0.1%
Luks Group (Vietnam Holdings) Co. Ltd.	3,946,000	3,645,663
TOTAL COMMON STOCKS (Cost $4,186,805,020)		5,968,760,579
Nonconvertible Preferred Stocks - 0.2%

Korea (South) - 0.1%
Samsung Electronics Co. Ltd.	14,270	7,339,470
South Africa - 0.1%
Allied Electronics Corp. Ltd.	628,500	3,009,325
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $8,938,881)		10,348,795
Investment Companies - 0.2%

Romania - 0.2%
SIF 1 Banat-Crisana Arad Fund	2,651,100	2,779,511
SIF 3 Transilvania Brasov Fund	8,137,600	5,306,339

	Shares	Value
SIF 4 Muntenia Bucuresti Fund	2,731,000	$ 1,897,215
SIF 5 Oltenia Craiova Fund	1,203,500	1,466,964
TOTAL INVESTMENT COMPANIES (Cost $13,001,363)		11,450,029
Convertible Bonds - 0.0%
Principal Amount (d)
Brazil - 0.0%
Companhia de Saneamento de Minas Gerais 2.3% 6/1/13 (g) (Cost $302,546)	BRL	4,841	321,530
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 2.51% (b)	66,349,994	66,349,994
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	107,876,145	107,876,145
TOTAL MONEY MARKET FUNDS (Cost $174,226,139)		174,226,139
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $4,383,273,949)		6,165,107,072
NET OTHER ASSETS - (0.9)%		(55,633,849)
NET ASSETS - 100%		$ 6,109,473,223
Currency Abbreviations
BRL	-	Brazilian real
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $75,459,445 or 1.2% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $399,744 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aricom PLC warrants 5/6/10	5/11/07	$ 0
Companhia de Saneamento de Minas Gerais 2.3% 6/1/13	8/22/07	$ 302,546
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,106,541
Fidelity Securities Lending Cash Central Fund	314,421
Total	$ 2,420,962

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Emerging Markets

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $108,475,606) - See accompanying schedule: Unaffiliated issuers (cost $4,209,047,810)	$ 5,990,880,933
Fidelity Central Funds (cost $174,226,139)	174,226,139
Total Investments (cost $4,383,273,949)		$ 6,165,107,072
Cash		1,147
Foreign currency held at value (cost $28,592,207)		28,134,525
Receivable for investments sold		35,878,338
Receivable for fund shares sold		11,116,259
Dividends receivable		9,692,383
Interest receivable		61
Distributions receivable from Fidelity Central Funds		195,943
Prepaid expenses		12,073
Other receivables		1,018,608
Total assets		6,251,156,409

Liabilities
Payable for investments purchased	$ 15,154,854
Payable for fund shares redeemed	7,276,002
Accrued management fee	3,498,577
Other affiliated payables	1,129,550
Other payables and accrued expenses	6,748,058
Collateral on securities loaned, at value	107,876,145
Total liabilities		141,683,186

Net Assets		$ 6,109,473,223
Net Assets consist of:
Paid in capital		$ 4,262,062,526
Undistributed net investment income		25,668,427
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		47,959,202
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,773,783,068
Net Assets, for 192,091,719 shares outstanding		$ 6,109,473,223
Net Asset Value, offering price and redemption price per share ($6,109,473,223 ÷ 192,091,719 shares)		$ 31.80

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 66,733,189
Interest		32,299
Income from Fidelity Central Funds (including $314,421 from security lending)		2,420,962
		69,186,450
Less foreign taxes withheld		(4,748,593)
Total income		64,437,857

Expenses
Management fee	$ 21,194,000
Transfer agent fees	6,089,711
Accounting and security lending fees	808,409
Custodian fees and expenses	2,731,831
Independent trustees' compensation	12,247
Registration fees	181,478
Audit	72,759
Legal	9,030
Interest	1,754
Miscellaneous	529,631
Total expenses before reductions	31,630,850
Expense reductions	(1,337,891)	30,292,959
Net investment income (loss)		34,144,898
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,904,321)	49,079,959
Foreign currency transactions	(946,239)
Total net realized gain (loss)		48,133,720
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $5,230,720)	(879,893,764)
Assets and liabilities in foreign currencies	(722,154)
Total change in net unrealized appreciation (depreciation)		(880,615,918)
Net gain (loss)		(832,482,198)
Net increase (decrease) in net assets resulting from operations		$ (798,337,300)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2008	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,144,898	$ 36,797,945
Net realized gain (loss)	48,133,720	281,676,020
Change in net unrealized appreciation (depreciation)	(880,615,918)	2,077,424,629
Net increase (decrease) in net assets resulting from operations	(798,337,300)	2,395,898,594
Distributions to shareholders from net investment income	(34,024,353)	(28,224,601)
Distributions to shareholders from net realized gain	(245,333,466)	-
Total distributions	(279,357,819)	(28,224,601)
Share transactions Proceeds from sales of shares	1,714,111,944	2,766,036,681
Reinvestment of distributions	270,227,074	27,314,929
Cost of shares redeemed	(1,409,177,929)	(1,559,669,286)
Net increase (decrease) in net assets resulting from share transactions	575,161,089	1,233,682,324
Redemption fees	2,962,670	2,543,001
Total increase (decrease) in net assets	(499,571,360)	3,603,899,318

Net Assets
Beginning of period	6,609,044,583	3,005,145,265
End of period (including undistributed net investment income of $25,668,427 and undistributed net investment income of $25,569,936, respectively)	$ 6,109,473,223	$ 6,609,044,583
Other Information Shares
Sold	53,187,740	96,979,878
Issued in reinvestment of distributions	7,825,865	1,154,965
Redeemed	(44,951,261)	(58,453,895)
Net increase (decrease)	16,062,344	39,680,948

Financial Highlights

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 37.55	$ 22.04	$ 15.71	$ 11.30	$ 9.81	$ 7.03
Income from Investment Operations
Net investment income (loss) E	.18	.25	.21	.21	.14	.10
Net realized and unrealized gain (loss)	(4.39)	15.44	6.31	4.30	1.46	2.73
Total from investment operations	(4.21)	15.69	6.52	4.51	1.60	2.83
Distributions from net investment income	(.19)	(.20)	(.21)	(.11)	(.12)	(.05)
Distributions from net realized gain	(1.37)	-	-	-	-	-
Total distributions	(1.56)	(.20)	(.21)	(.11)	(.12)	(.05)
Redemption fees added to paid in capital E	.02	.02	.02	.01	.01	- I
Net asset value, end of period	$ 31.80	$ 37.55	$ 22.04	$ 15.71	$ 11.30	$ 9.81
Total Return B, C, D	(11.49)%	71.81%	41.96%	40.25%	16.48%	40.50%
Ratios to Average Net Assets F, H
Expenses before reductions	1.06% A	1.05%	1.11%	1.16%	1.23%	1.36%
Expenses net of fee waivers, if any	1.06% A	1.05%	1.11%	1.16%	1.23%	1.36%
Expenses net of all reductions	1.01% A	.99%	1.01%	1.07%	1.18%	1.36%
Net investment income (loss)	1.14% A	.89%	1.04%	1.53%	1.27%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,109,473	$ 6,609,0045	$ 3,005,145	$ 1,392,223	$ 604,550	$ 430,928
Portfolio turnover rate G	49% A	52%	66%	68%	112%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Europe

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2008
United Kingdom	24.4%
Switzerland	19.0%
Germany	16.6%
France	9.3%
Sweden	5.9%
Spain	4.9%
Norway	3.2%
Russia	3.1%
United States of America	2.4%
Other	11.2%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2007
United Kingdom	19.9%
Germany	18.0%
Switzerland	12.0%
France	11.8%
Sweden	10.0%
Spain	6.0%
Finland	4.8%
Luxembourg	2.9%
Netherlands	2.8%
Other	11.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.6	99.7
Short-Term Investments and Net Other Assets	2.4	0.3
Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Bayer AG (Germany, Chemicals)	4.6	3.3
Tesco PLC (United Kingdom, Food & Staples Retailing)	4.4	4.2
Syngenta AG (Switzerland) (Switzerland, Chemicals)	4.2	2.8
Linde AG (Germany, Chemicals)	3.8	1.7
ABB Ltd. (Reg.) (Switzerland, Electrical Equipment)	3.8	4.2
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	3.7	1.8
Royal Dutch Shell PLC Class A (Netherlands) (United Kingdom, Oil, Gas & Consumable Fuels)	3.4	0.0
OAO Gazprom sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	3.1	0.8
Telefonica SA (Spain, Diversified Telecommunication Services)	3.1	3.5
H&M Hennes & Mauritz AB (B Shares) (Sweden, Specialty Retail)	2.8	2.5
	36.9
Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Materials	16.8	15.5
Industrials	14.6	23.4
Energy	14.2	7.4
Financials	12.0	7.5
Consumer Staples	11.8	10.5
Utilities	7.7	8.1
Telecommunication Services	6.7	9.5
Health Care	6.1	3.6
Consumer Discretionary	4.6	7.8
Information Technology	3.1	6.4

Semiannual Report

Europe

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Austria - 1.9%
Erste Bank AG	211,000	$ 15,712,003
Raiffeisen International Bank Holding AG	488,000	79,305,129
TOTAL AUSTRIA		95,017,132
Belgium - 1.1%
InBev SA (d)	634,500	52,299,348
Czech Republic - 1.4%
Ceske Energeticke Zavody AS	948,600	70,492,752
Denmark - 0.6%
Vestas Wind Systems AS (a)	279,400	30,629,748
Finland - 1.4%
Nokia Corp. (d)	2,328,950	70,002,409
France - 9.3%
Electricite de France	759,300	79,655,066
Essilor International SA	1,214,600	75,749,677
Gaz de France	596,200	39,407,016
L'Air Liquide SA	414,200	62,539,889
L'Oreal SA	213,200	25,364,709
Total SA Series B	697,800	58,438,867
Veolia Environnement	473,100	34,372,416
VINCI SA	1,187,700	87,940,840
TOTAL FRANCE		463,468,480
Germany - 16.6%
Allianz AG (Reg.)	240,800	48,917,865
Bayer AG (d)	2,662,600	227,780,851
E.ON AG (d)	644,600	131,531,521
Linde AG	1,299,900	190,954,674
Merck KGaA	355,500	50,618,910
RWE AG (d)	267,600	30,888,462
Siemens AG (Reg.)	545,400	63,800,733
Wincor Nixdorf AG	1,068,300	81,951,915
TOTAL GERMANY		826,444,931
Italy - 1.9%
ENI SpA	1,531,300	58,995,747
Tod's SpA (d)	599,800	36,367,748
TOTAL ITALY		95,363,495
Luxembourg - 1.6%
ArcelorMittal SA (France)	917,100	81,305,381
Netherlands - 1.3%
Heineken NV (Bearer)	1,056,300	61,655,734
Norway - 3.2%
StatoilHydro ASA	1,040,200	37,704,695
Telenor ASA	4,781,400	96,755,245
Yara International ASA	316,400	23,186,090
TOTAL NORWAY		157,646,030
Russia - 3.1%
OAO Gazprom sponsored ADR	2,950,500	156,081,450

	Shares	Value
Spain - 4.9%
Banco Bilbao Vizcaya Argentaria SA	995,200	$ 22,819,929
Banco Santander SA	3,040,200	65,732,879
Telefonica SA	5,371,000	154,300,712
TOTAL SPAIN		242,853,520
Sweden - 5.9%
Elekta AB (B Shares)	2,434,000	42,377,624
H&M Hennes & Mauritz AB (B Shares)	2,365,500	140,641,315
Hexagon AB (B Shares) (d)	3,763,275	68,506,601
Nordea Bank AB	2,365,500	39,189,939
TOTAL SWEDEN		290,715,479
Switzerland - 19.0%
ABB Ltd. (Reg.) (d)	6,058,175	186,117,611
Compagnie Financiere Richemont unit	886,965	54,044,616
EFG International	710,510	22,726,174
Geberit AG (Reg.)	334,761	51,712,887
Julius Baer Holding AG	985,168	73,098,629
Nestle SA (Reg.)	188,984	90,626,252
Roche Holding AG (participation certificate)	698,191	116,410,078
Schindler Holding AG (participation certificate)	982,067	79,927,973
SGS Societe Generale de Surveillance Holding SA (Reg.)	43,331	61,250,400
Syngenta AG (Switzerland)	699,553	207,860,525
TOTAL SWITZERLAND		943,775,145
United Kingdom - 24.4%
Anglo American PLC (United Kingdom)	689,900	44,840,666
BG Group PLC	7,525,100	184,179,513
BP PLC	3,232,200	39,165,753
British American Tobacco PLC	910,100	34,138,855
Capita Group PLC	3,381,516	44,575,474
GlaxoSmithKline PLC	1,013,800	22,425,784
HBOS PLC	1,914,800	17,912,411
HSBC Holdings PLC (United Kingdom) (Reg.)	7,963,400	138,271,481
Investec PLC	5,950,200	42,589,747
Royal Dutch Shell PLC Class A (Netherlands)	4,286,400	171,763,015
Serco Group PLC	5,626,400	49,333,302
Standard Chartered PLC (United Kingdom)	678,400	24,197,989
Tesco PLC	25,461,373	217,175,136
Unilever PLC	2,930,700	98,357,235
Vodafone Group PLC	26,651,300	84,339,928
TOTAL UNITED KINGDOM		1,213,266,289
TOTAL COMMON STOCKS (Cost $4,114,700,911)		4,851,017,323
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value
Germany - 0.0%
Henkel AG & Co. KGaA (Cost $322,385)	7,200	$ 307,412
Money Market Funds - 13.7%

Fidelity Cash Central Fund, 2.51% (b)	102,278,949	102,278,949
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	577,956,834	577,956,834
TOTAL MONEY MARKET FUNDS (Cost $680,235,783)		680,235,783
TOTAL INVESTMENT PORTFOLIO - 111.3% (Cost $4,795,259,079)		5,531,560,518
NET OTHER ASSETS - (11.3)%		(561,093,859)
NET ASSETS - 100%		$ 4,970,466,659
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,777,889
Fidelity Securities Lending Cash Central Fund	1,976,554
Total	$ 4,754,443

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Europe

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $549,809,300) - See accompanying schedule: Unaffiliated issuers (cost $4,115,023,296)	$ 4,851,324,735
Fidelity Central Funds (cost $680,235,783)	680,235,783
Total Investments (cost $4,795,259,079)		$ 5,531,560,518
Cash		4,478
Foreign currency held at value (cost $5,023,559)		5,017,767
Receivable for investments sold		32,907,892
Receivable for fund shares sold		473,419
Dividends receivable		21,265,572
Distributions receivable from Fidelity Central Funds		1,353,195
Prepaid expenses		10,639
Other receivables		635,241
Total assets		5,593,228,721

Liabilities
Payable for investments purchased	$ 38,104,252
Payable for fund shares redeemed	2,543,072
Accrued management fee	2,810,960
Other affiliated payables	1,032,884
Other payables and accrued expenses	314,060
Collateral on securities loaned, at value	577,956,834
Total liabilities		622,762,062

Net Assets		$ 4,970,466,659
Net Assets consist of:
Paid in capital		$ 4,259,242,939
Undistributed net investment income		31,316,110
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(56,382,259)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		736,289,869
Net Assets, for 125,339,968 shares outstanding		$ 4,970,466,659
Net Asset Value, offering price and redemption price per share ($4,970,466,659 ÷ 125,339,968 shares)		$ 39.66

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 59,881,346
Interest		74,005
Income from Fidelity Central Funds (including $1,976,554 from security lending)		4,754,443
		64,709,794
Less foreign taxes withheld		(5,701,744)
Total income		59,008,050

Expenses
Management fee Basic fee	$ 17,619,693
Performance adjustment	723,942
Transfer agent fees	5,522,959
Accounting and security lending fees	790,673
Custodian fees and expenses	400,965
Independent trustees' compensation	10,232
Registration fees	64,144
Audit	40,275
Legal	9,062
Interest	4,042
Miscellaneous	166,382
Total expenses before reductions	25,352,369
Expense reductions	(1,203,534)	24,148,835
Net investment income (loss)		34,859,215
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(50,004,193)
Foreign currency transactions	(908,908)
Total net realized gain (loss)		(50,913,101)
Change in net unrealized appreciation (depreciation) on: Investment securities	(488,308,545)
Assets and liabilities in foreign currencies	(89,444)
Total change in net unrealized appreciation (depreciation)		(488,397,989)
Net gain (loss)		(539,311,090)
Net increase (decrease) in net assets resulting from operations		$ (504,451,875)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Europe
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,859,215	$ 78,249,764
Net realized gain (loss)	(50,913,101)	390,312,328
Change in net unrealized appreciation (depreciation)	(488,397,989)	726,840,862
Net increase (decrease) in net assets resulting from operations	(504,451,875)	1,195,402,954
Distributions to shareholders from net investment income	(75,717,658)	(44,655,948)
Distributions to shareholders from net realized gain	(358,785,158)	(492,200,801)
Total distributions	(434,502,816)	(536,856,749)
Share transactions Proceeds from sales of shares	284,987,792	914,445,282
Reinvestment of distributions	429,703,172	530,000,847
Cost of shares redeemed	(269,933,618)	(671,683,034)
Net increase (decrease) in net assets resulting from share transactions	444,757,346	772,763,095
Redemption fees	41,487	50,173
Total increase (decrease) in net assets	(494,155,858)	1,431,359,473

Net Assets
Beginning of period	5,464,622,517	4,033,263,044
End of period (including undistributed net investment income of $31,316,110 and undistributed net investment income of $77,915,917, respectively)	$ 4,970,466,659	$ 5,464,622,517
Other Information Shares
Sold	6,836,356	22,065,177
Issued in reinvestment of distributions	10,002,402	13,802,106
Redeemed	(6,635,084)	(16,050,210)
Net increase (decrease)	10,203,674	19,817,073

Financial Highlights

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 47.46	$ 42.31	$ 37.26	$ 30.42	$ 24.37	$ 18.31
Income from Investment Operations
Net investment income (loss) E	.28	.69	.58	.33	.09	.29
Net realized and unrealized gain (loss)	(4.35)	9.99	8.74	6.68	6.25	5.91
Total from investment operations	(4.07)	10.68	9.32	7.01	6.34	6.20
Distributions from net investment income	(.65)	(.46)	(.30)	(.09)	(.29)	(.14)
Distributions from net realized gain	(3.08)	(5.07)	(3.97)	(.08)	-	-
Total distributions	(3.73)	(5.53)	(4.27)	(.17)	(.29)	(.14)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 39.66	$ 47.46	$ 42.31	$ 37.26	$ 30.42	$ 24.37
Total Return B, C, D	(9.18)%	28.33%	27.40%	23.12%	26.20%	34.09%
Ratios to Average Net Assets F, H
Expenses before reductions	1.02% A	1.06%	1.16%	1.15%	1.11%	1.03%
Expenses net of fee waivers, if any	1.02% A	1.06%	1.16%	1.15%	1.11%	1.03%
Expenses net of all reductions	.97% A	1.01%	1.05%	1.07%	1.05%	.98%
Net investment income (loss)	1.40% A	1.65%	1.48%	.95%	.32%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,970,467	$ 5,464,623	$ 4,033,263	$ 2,547,812	$ 1,845,440	$ 1,283,191
Portfolio turnover rate G	95% A	100%	127%	99%	106%	162%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former contingent deferred sales charge. E Calculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Europe Capital Appreciation

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2008
United Kingdom	25.9%
Germany	14.4%
Switzerland	13.3%
France	12.3%
Italy	6.9%
Spain	5.9%
United States of America	3.4%
Norway	2.3%
Sweden	2.2%
Other	13.4%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2007
United Kingdom	20.9%
Germany	19.4%
France	15.7%
Switzerland	13.3%
Spain	4.9%
Italy	3.3%
Sweden	2.8%
Finland	2.4%
Greece	2.2%
Other	15.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	97.1	99.1
Short-Term Investments and Net Other Assets	2.9	0.9
Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	3.5	3.7
Nestle SA (Reg.) (Switzerland, Food Products)	3.1	2.3
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	2.9	1.8
Telefonica SA sponsored ADR (Spain, Diversified Telecommunication Services)	2.5	2.2
E.ON AG (Germany, Electric Utilities)	2.5	2.3
Total SA sponsored ADR (France, Oil, Gas & Consumable Fuels)	2.3	1.2
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	2.1	2.9
Reckitt Benckiser Group PLC (United Kingdom, Household Products)	2.1	1.2
Rio Tinto PLC (Reg.) (United Kingdom, Metals & Mining)	1.8	0.0
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.7	1.6
	24.5
Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.6	24.7
Energy	14.8	10.6
Consumer Staples	12.2	10.0
Materials	10.9	8.6
Consumer Discretionary	8.2	10.2
Utilities	7.7	7.0
Telecommunication Services	7.3	7.4
Health Care	6.3	7.0
Industrials	5.7	10.7
Information Technology	1.4	2.9

Semiannual Report

Europe Capital Appreciation

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Argentina - 0.2%
Cresud S.A.C.I.F. y A. sponsored ADR (d)	156,000	$ 2,550,600
Australia - 0.9%
CSL Ltd.	237,491	8,913,493
Belgium - 2.0%
Fortis (d)	498,000	13,604,987
Umicore SA	128,200	6,866,564
TOTAL BELGIUM		20,471,551
Bermuda - 1.7%
Aquarius Platinum Ltd. (United Kingdom)	426,500	6,720,310
Seadrill Ltd.	359,600	10,950,491
TOTAL BERMUDA		17,670,801
Canada - 1.2%
EnCana Corp.	99,500	8,027,381
Silver Wheaton Corp. (a)	326,600	4,329,371
TOTAL CANADA		12,356,752
Cyprus - 0.6%
Bank of Cyprus Public Co. Ltd.	417,700	5,777,353
Finland - 1.4%
Neste Oil Oyj	239,400	7,268,997
Nokia Corp. sponsored ADR	239,350	7,197,255
TOTAL FINLAND		14,466,252
France - 12.3%
Alstom SA	43,300	10,071,749
AXA SA	176,500	6,519,809
BNP Paribas SA	132,000	14,270,015
Credit Agricole SA	189,100	6,391,167
Eutelsat Communications	367,364	10,867,672
Groupe Danone	169,200	15,013,611
Pernod Ricard SA	112,400	12,984,605
Societe Generale (a)	4,650	538,626
Societe Generale Series A	29,300	3,437,836
Suez SA (France)	234,000	16,621,032
Total SA sponsored ADR	281,700	23,662,800
Veolia Environnement	110,787	8,049,074
TOTAL FRANCE		128,427,996
Germany - 14.4%
Adidas-Salomon AG	110,000	7,038,844
Allianz AG (Reg.)	79,200	16,089,265
Commerzbank AG	151,900	5,525,154
Continental AG (d)	73,400	8,654,585
Daimler AG (Reg.)	148,200	11,520,934
Deutsche Postbank AG	49,300	4,334,513
E.ON AG (d)	127,200	25,955,336
ESCADA AG (a)	92,300	1,801,119
Fresenius AG	64,800	5,496,995
K&S AG	23,200	9,763,881
Linde AG	87,600	12,868,397

	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	74,400	$ 14,432,282
RWE AG	111,100	12,824,021
SAP AG sponsored ADR (d)	151,700	7,619,891
SolarWorld AG	89,300	4,819,273
Vossloh AG	15,200	2,205,347
TOTAL GERMANY		150,949,837
Greece - 0.6%
Public Power Corp. of Greece	143,100	6,049,494
Ireland - 0.4%
C&C Group PLC	591,900	4,065,666
Italy - 6.6%
A2A SpA	989,500	3,653,236
ENI SpA sponsored ADR	225,100	17,337,202
Fiat SpA (d)	342,300	7,693,246
Finmeccanica SpA	273,500	9,563,923
IFIL Finanziaria di Partecipazioni SpA	138,000	1,157,084
Intesa Sanpaolo SpA	1,604,700	12,044,507
Prysmian SpA	44,800	1,069,411
UniCredit SpA	2,126,000	16,199,544
TOTAL ITALY		68,718,153
Luxembourg - 1.6%
ArcelorMittal SA (France)	183,700	16,285,900
Netherlands - 1.5%
Koninklijke KPN NV	877,200	16,138,343
Norway - 2.3%
Petroleum Geo-Services ASA	341,850	9,335,393
Pronova BioPharma ASA	1,200,324	4,150,433
Renewable Energy Corp. AS (a)	164,300	5,624,612
Telenor ASA	270,000	5,463,654
TOTAL NORWAY		24,574,092
Papua New Guinea - 0.8%
Lihir Gold Ltd. (a)	1,089,587	3,021,594
New Britain Palm Oil Ltd.	442,171	4,993,552
TOTAL PAPUA NEW GUINEA		8,015,146
Russia - 0.5%
OAO Gazprom sponsored ADR	99,800	5,279,420
Spain - 5.9%
Banco Santander SA	448,200	9,690,638
Iberdrola SA	508,500	7,469,840
Inditex SA	58,500	3,194,526
Repsol YPF SA sponsored ADR	166,100	6,738,677
Tecnicas Reunidas SA	116,800	8,863,376
Telefonica SA sponsored ADR	303,500	26,216,330
TOTAL SPAIN		62,173,387
Sweden - 2.2%
H&M Hennes & Mauritz AB (B Shares)	147,550	8,772,617
Common Stocks - continued
	Shares	Value
Sweden - continued
Skandinaviska Enskilda Banken AB (A Shares)	279,000	$ 6,779,648
TELE2 AB (B Shares)	344,950	7,690,904
TOTAL SWEDEN		23,243,169
Switzerland - 13.3%
ABB Ltd. sponsored ADR	343,500	10,535,145
Credit Suisse Group (Reg.)	149,764	8,337,884
Julius Baer Holding AG	102,284	7,589,386
Lindt & Spruengli AG	337	11,036,067
Nestle SA (Reg.)	67,145	32,199,021
Novartis AG (Reg.)	259,522	13,078,106
Roche Holding AG (participation certificate)	78,558	13,098,053
SGS Societe Generale de Surveillance Holding SA (Reg.)	4,530	6,403,367
Sonova Holding AG	109,991	9,307,421
Syngenta AG sponsored ADR	188,400	11,149,512
UBS AG:
(NY Shares)	129,500	4,349,905
(NY Shares) rights 5/9/08 (a)	129,500	217,495
Zurich Financial Services AG (Reg.)	38,922	11,914,323
TOTAL SWITZERLAND		139,215,685
United Kingdom - 25.9%
Anglo American PLC (United Kingdom)	241,400	15,690,008
Bellway PLC	241,700	3,375,934
BG Group PLC	735,300	17,996,730
Bovis Homes Group PLC	420,900	3,893,465
British American Tobacco PLC	314,900	11,812,246
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR	175,700	7,555,100
GlaxoSmithKline PLC	513,700	11,363,312
HSBC Holdings PLC sponsored ADR (d)	349,200	30,307,068
Informa PLC	466,100	3,201,829
Kesa Electricals PLC	462,400	1,914,581
Lloyds TSB Group PLC	1,087,200	9,349,030
Man Group PLC	795,987	9,202,942
Persimmon PLC	255,300	2,941,543
Reckitt Benckiser Group PLC	370,100	21,619,312
Redrow PLC	282,600	1,449,649
Rio Tinto PLC (Reg.)	157,900	18,406,412
Royal Dutch Shell PLC Class A (United Kingdom)	916,600	36,958,882
Signet Group PLC	2,268,500	3,100,862

	Shares	Value
Standard Chartered PLC (United Kingdom)	373,100	$ 13,308,180
Tesco PLC	1,359,500	11,595,981
Tullow Oil PLC	367,400	5,507,842
Vodafone Group PLC	3,535,400	11,188,024
Vodafone Group PLC sponsored ADR	343,950	10,889,457
Xstrata PLC	104,100	8,167,306
TOTAL UNITED KINGDOM		270,795,695
TOTAL COMMON STOCKS (Cost $942,660,238)		1,006,138,785
Nonconvertible Preferred Stocks - 0.3%

Italy - 0.3%
Istituto Finanziario Industriale SpA (IFI) (a) (Cost $2,587,620)	129,911	3,441,585
Investment Companies - 0.5%

United States of America - 0.5%
United States Natural Gas Fund LP ETF (a) (Cost $4,348,476)	89,400	4,613,040
Money Market Funds - 9.3%

Fidelity Cash Central Fund, 2.51% (b)	30,034,771	30,034,771
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	67,179,450	67,179,450
TOTAL MONEY MARKET FUNDS (Cost $97,214,221)		97,214,221
TOTAL INVESTMENT PORTFOLIO - 106.4% (Cost $1,046,810,555)		1,111,407,631
NET OTHER ASSETS - (6.4)%		(66,369,829)
NET ASSETS - 100%		$ 1,045,037,802
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 552,724
Fidelity Securities Lending Cash Central Fund	597,043
Total	$ 1,149,767

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Europe Capital Appreciation

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $64,255,555) - See accompanying schedule: Unaffiliated issuers (cost $949,596,334)	$ 1,014,193,410
Fidelity Central Funds (cost $97,214,221)	97,214,221
Total Investments (cost $1,046,810,555)		$ 1,111,407,631
Cash		6,857
Foreign currency held at value (cost $502,717)		502,668
Receivable for investments sold		8,839,410
Receivable for fund shares sold		461,363
Dividends receivable		4,067,731
Distributions receivable from Fidelity Central Funds		416,879
Prepaid expenses		2,658
Other receivables		177,430
Total assets		1,125,882,627

Liabilities
Payable for investments purchased	$ 10,539,618
Payable for fund shares redeemed	2,102,752
Accrued management fee	752,446
Other affiliated payables	229,976
Other payables and accrued expenses	40,583
Collateral on securities loaned, at value	67,179,450
Total liabilities		80,844,825

Net Assets		$ 1,045,037,802
Net Assets consist of:
Paid in capital		$ 1,023,199,716
Undistributed net investment income		7,288,829
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(50,113,253)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		64,662,510
Net Assets, for 41,895,572 shares outstanding		$ 1,045,037,802
Net Asset Value, offering price and redemption price per share ($1,045,037,802 ÷ 41,895,572 shares)		$ 24.94

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 15,822,321
Interest		4,947
Income from Fidelity Central Funds (including $597,043 from security lending)		1,149,767
		16,977,035
Less foreign taxes withheld		(1,450,237)
Total income		15,526,798

Expenses
Management fee Basic fee	$ 3,994,947
Performance adjustment	799,535
Transfer agent fees	1,209,631
Accounting and security lending fees	266,253
Custodian fees and expenses	87,799
Independent trustees' compensation	2,392
Registration fees	35,206
Audit	27,589
Legal	2,502
Miscellaneous	142,164
Total expenses before reductions	6,568,018
Expense reductions	(268,838)	6,299,180
Net investment income (loss)		9,227,618
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(48,109,276)
Foreign currency transactions	(238,280)
Total net realized gain (loss)		(48,347,556)
Change in net unrealized appreciation (depreciation) on: Investment securities	(98,980,526)
Assets and liabilities in foreign currencies	26,644
Total change in net unrealized appreciation (depreciation)		(98,953,882)
Net gain (loss)		(147,301,438)
Net increase (decrease) in net assets resulting from operations		$ (138,073,820)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,227,618	$ 29,618,721
Net realized gain (loss)	(48,347,556)	241,091,061
Change in net unrealized appreciation (depreciation)	(98,953,882)	70,513,581
Net increase (decrease) in net assets resulting from operations	(138,073,820)	341,223,363
Distributions to shareholders from net investment income	(22,837,060)	(9,391,804)
Distributions to shareholders from net realized gain	(172,118,248)	(96,052,488)
Total distributions	(194,955,308)	(105,444,292)
Share transactions Proceeds from sales of shares	68,502,632	712,149,877
Reinvestment of distributions	184,197,685	99,678,932
Cost of shares redeemed	(240,099,839)	(752,725,822)
Net increase (decrease) in net assets resulting from share transactions	12,600,478	59,102,987
Redemption fees	17,118	102,889
Total increase (decrease) in net assets	(320,411,532)	294,984,947

Net Assets
Beginning of period	1,365,449,334	1,070,464,387
End of period (including undistributed net investment income of $7,288,829 and undistributed net investment income of $28,948,128, respectively)	$ 1,045,037,802	$ 1,365,449,334
Other Information Shares
Sold	2,598,450	25,057,625
Issued in reinvestment of distributions	6,817,087	3,751,559
Redeemed	(9,331,225)	(25,963,364)
Net increase (decrease)	84,312	2,845,820

Financial Highlights

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 32.66	$ 27.47	$ 23.15	$ 19.63	$ 17.26	$ 13.85
Income from Investment Operations
Net investment income (loss) D	.21	.62	.38 G	.37	.13 H	.14
Net realized and unrealized gain (loss)	(3.15)	7.04	6.85	3.38	2.46	3.46
Total from investment operations	(2.94)	7.66	7.23	3.75	2.59	3.60
Distributions from net investment income	(.56)	(.22)	(.30)	(.17)	(.22)	(.19)
Distributions from net realized gain	(4.22)	(2.25)	(2.62)	(.06)	-	-
Total distributions	(4.78)	(2.47)	(2.92)	(.23)	(.22)	(.19)
Redemption fees added to paid in capital D	- J	- J	.01	- J	- J	- J
Net asset value, end of period	$ 24.94	$ 32.66	$ 27.47	$ 23.15	$ 19.63	$ 17.26
Total Return B, C	(10.13)%	29.95%	34.81%	19.24%	15.13%	26.36%
Ratios to Average Net Assets E, I
Expenses before reductions	1.16% A	1.05%	1.09%	.95%	1.22%	1.39%
Expenses net of fee waivers, if any	1.16% A	1.05%	1.09%	.95%	1.22%	1.39%
Expenses net of all reductions	1.11% A	1.01%	.99%	.84%	1.15%	1.32%
Net investment income (loss)	1.63% A	2.15%	1.51% G	1.66%	.69% H	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,045,038	$ 1,365,449	$ 1,070,464	$ 492,788	$ 407,362	$ 394,015
Portfolio turnover rate F	106% A	161%	143%	133%	119%	184%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.11 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.06%. H Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been .65%. IExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Japan

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2008
Japan	96.7%
United States of America	3.3%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2007
Japan	98.2%
United States of America	1.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.7	98.2
Short-Term Investments and Net Other Assets	3.3	1.8
Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Toyota Motor Corp. (Automobiles)	9.2	7.5
Canon, Inc. (Office Electronics)	5.5	4.0
Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	4.8	2.3
Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	4.0	1.3
Honda Motor Co. Ltd. (Automobiles)	3.4	3.6
Asahi Glass Co. Ltd. (Building Products)	2.4	1.6
Sumitomo Trust & Banking Co. Ltd. (Commercial Banks)	2.3	1.3
Mitsui & Co. Ltd. (Trading Companies & Distributors)	2.2	3.2
Nomura Holdings, Inc. (Capital Markets)	2.2	1.6
Mizuho Financial Group, Inc. (Commercial Banks)	2.1	3.2
	38.1
Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.1	21.5
Financials	23.0	18.9
Industrials	20.9	26.5
Information Technology	19.4	17.4
Materials	5.7	8.4
Health Care	1.8	2.4
Telecommunication Services	1.4	2.3
Consumer Staples	1.4	0.8

Semiannual Report

Japan

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CONSUMER DISCRETIONARY - 23.1%
Auto Components - 3.5%
Denso Corp.	655,700	$ 22,867,606
NGK Spark Plug Co. Ltd.	680,000	9,156,911
Stanley Electric Co. Ltd.	1,110,100	28,267,297
		60,291,814
Automobiles - 14.4%
Honda Motor Co. Ltd.	1,832,800	58,487,984
Isuzu Motors Ltd.	1,792,000	8,679,821
Toyota Motor Corp.	3,083,700	157,128,365
Yamaha Motor Co. Ltd.	1,118,800	21,617,247
		245,913,417
Household Durables - 1.7%
Haseko Corp.	8,853,500	12,851,705
Sekisui House Ltd.	1,635,000	15,561,988
		28,413,693
Leisure Equipment & Products - 0.8%
Nikon Corp.	465,000	13,434,233
Media - 0.8%
Fuji Television Network, Inc.	8,026	13,166,007
Multiline Retail - 1.6%
Isetan Mitsukoshi Holdings Ltd. (a)	362,440	3,828,151
Marui Group Co. Ltd.	1,321,800	13,117,469
Takashimaya Co. Ltd. (d)	890,000	9,770,455
		26,716,075
Specialty Retail - 0.3%
Yamada Denki Co. Ltd.	69,160	5,936,819
TOTAL CONSUMER DISCRETIONARY		393,872,058
CONSUMER STAPLES - 1.4%
Food & Staples Retailing - 1.4%
Aeon Co. Ltd.	1,570,200	23,015,593
FINANCIALS - 23.0%
Capital Markets - 4.1%
Daiwa Securities Group, Inc.	1,297,000	12,866,377
Matsui Securities Co. Ltd. (d)	2,864,200	20,135,280
Nomura Holdings, Inc.	2,136,900	37,308,645
		70,310,302
Commercial Banks - 13.4%
Chiba Bank Ltd.	471,000	3,721,977
Mitsubishi UFJ Financial Group, Inc.	6,251,600	68,876,331
Mizuho Financial Group, Inc. (d)	6,968	36,257,282
Sumitomo Mitsui Financial Group, Inc.	9,415	81,008,194
Sumitomo Trust & Banking Co. Ltd.	4,356,000	39,159,070
		229,022,854
Consumer Finance - 0.5%
Credit Saison Co. Ltd.	319,900	8,585,612

	Shares	Value
Insurance - 1.7%
Sompo Japan Insurance, Inc.	766,000	$ 8,533,447
T&D Holdings, Inc.	315,850	20,226,565
		28,760,012
Real Estate Management & Development - 3.3%
Leopalace21 Corp.	515,200	9,112,771
Mitsubishi Estate Co. Ltd.	685,000	19,918,220
Mitsui Fudosan Co. Ltd.	321,000	8,110,475
Tokyo Tatemono Co. Ltd.	1,059,000	9,244,273
Tokyu Land Corp.	1,264,000	9,454,484
		55,840,223
TOTAL FINANCIALS		392,519,003
HEALTH CARE - 1.8%
Pharmaceuticals - 1.8%
Astellas Pharma, Inc.	144,900	5,963,863
Daiichi Sankyo Co. Ltd.	305,000	8,402,818
Takeda Pharmaceutical Co. Ltd.	313,900	16,593,815
		30,960,496
INDUSTRIALS - 20.9%
Building Products - 2.4%
Asahi Glass Co. Ltd.	3,408,000	40,687,871
Commercial Services & Supplies - 0.6%
Dai Nippon Printing Co. Ltd.	673,000	10,357,203
Construction & Engineering - 0.9%
JGC Corp.	863,000	16,039,965
Electrical Equipment - 3.9%
Mitsubishi Electric Corp.	3,458,000	35,425,812
Sumitomo Electric Industries Ltd.	2,351,600	30,344,757
		65,770,569
Machinery - 6.4%
Fanuc Ltd.	47,500	5,005,930
Kubota Corp.	3,047,000	21,344,891
Nabtesco Corp.	462,000	6,841,298
NGK Insulators Ltd.	854,000	16,445,810
NSK Ltd.	1,882,000	15,682,227
THK Co. Ltd.	1,586,200	35,270,225
Toshiba Machine Co. Ltd. (d)	1,323,000	8,577,778
		109,168,159
Trading Companies & Distributors - 5.9%
Mitsubishi Corp.	1,120,900	36,078,056
Mitsui & Co. Ltd.	1,602,000	37,619,111
Sumitomo Corp.	2,042,500	27,494,824
		101,191,991
Transportation Infrastructure - 0.8%
The Sumitomo Warehouse Co. Ltd. (d)	2,768,000	13,895,189
TOTAL INDUSTRIALS		357,110,947
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 19.4%
Electronic Equipment & Instruments - 8.1%
Dainippon Screen Manufacturing Co. Ltd.	4,787,000	$ 20,777,660
Fujifilm Holdings Corp.	158,700	6,134,554
Ibiden Co. Ltd.	105,300	4,594,355
Kyocera Corp.	87,300	8,061,910
Nidec Sankyo Corp. (d)	1,667,000	12,532,824
Nippon Electric Glass Co. Ltd.	1,388,000	21,586,836
Omron Corp.	286,400	5,993,116
Topcon Corp. (d)	611,200	5,288,304
Yaskawa Electric Corp.	2,709,000	27,463,350
Yokogawa Electric Corp.	2,349,700	25,695,142
		138,128,051
Office Electronics - 7.3%
Canon, Inc. (d)	1,853,300	93,166,053
Konica Minolta Holdings, Inc.	2,024,500	30,503,781
		123,669,834
Semiconductors & Semiconductor Equipment - 4.0%
Advantest Corp. (d)	667,400	18,388,518
Disco Corp.	156,200	7,674,106
Rohm Co. Ltd.	227,200	15,945,457
Tokyo Electron Ltd.	415,200	26,964,850
		68,972,931
TOTAL INFORMATION TECHNOLOGY		330,770,816
MATERIALS - 5.7%
Chemicals - 3.1%
JSR Corp.	690,300	15,587,819
Nitto Denko Corp.	326,600	13,525,129
Shin-Etsu Chemical Co. Ltd.	392,600	24,306,341
		53,419,289
Metals & Mining - 2.6%
Hitachi Metals Ltd.	1,235,000	18,541,612
Sumitomo Metal Industries Ltd.	6,074,000	25,579,611
		44,121,223
TOTAL MATERIALS		97,540,512

	Shares	Value
TELECOMMUNICATION SERVICES - 1.4%
Wireless Telecommunication Services - 1.4%
KDDI Corp.	1,377	$ 8,844,510
NTT DoCoMo, Inc.	10,453	15,351,228
		24,195,738
TOTAL COMMON STOCKS (Cost $1,680,448,106)		1,649,985,163
Money Market Funds - 11.4%

Fidelity Cash Central Fund, 2.51% (b)	92,432,123	92,432,123
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	102,569,973	102,569,973
TOTAL MONEY MARKET FUNDS (Cost $195,002,096)		195,002,096
TOTAL INVESTMENT PORTFOLIO - 108.1% (Cost $1,875,450,202)	1,844,987,259
NET OTHER ASSETS - (8.1)%	(138,942,479)
NET ASSETS - 100%	$ 1,706,044,780
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 893,787
Fidelity Securities Lending Cash Central Fund	324,478
Total	$ 1,218,265

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Japan

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $97,251,226) - See accompanying schedule: Unaffiliated issuers (cost $1,680,448,106)	$ 1,649,985,163
Fidelity Central Funds (cost $195,002,096)	195,002,096
Total Investments (cost $1,875,450,202)		$ 1,844,987,259
Receivable for investments sold		7,435,372
Receivable for fund shares sold		1,611,637
Dividends receivable		12,213,404
Distributions receivable from Fidelity Central Funds		290,925
Prepaid expenses		3,508
Other receivables		88,523
Total assets		1,866,630,628

Liabilities
Payable for investments purchased	$ 55,747,593
Payable for fund shares redeemed	699,313
Accrued management fee	1,133,903
Other affiliated payables	354,663
Other payables and accrued expenses	80,403
Collateral on securities loaned, at value	102,569,973
Total liabilities		160,585,848

Net Assets		$ 1,706,044,780
Net Assets consist of:
Paid in capital		$ 1,772,268,327
Undistributed net investment income		5,764,542
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(41,233,717)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(30,754,372)
Net Assets, for 119,865,164 shares outstanding		$ 1,706,044,780
Net Asset Value, offering price and redemption price per share ($1,706,044,780 ÷ 119,865,164 shares)		$ 14.23

Statement of Operations

Six months ended April 30, 2008 (Unaudited)
Investment Income
Dividends		$ 15,397,394
Income from Fidelity Central Funds (including $324,478 from security lending)		1,218,265
		16,615,659
Less foreign taxes withheld		(1,077,854)
Total income		15,537,805

Expenses
Management fee Basic fee	$ 5,630,638
Performance adjustment	1,222,867
Transfer agent fees	1,815,535
Accounting and security lending fees	362,606
Custodian fees and expenses	127,094
Independent trustees' compensation	3,281
Registration fees	24,643
Audit	34,891
Legal	3,159
Miscellaneous	91,350
Total expenses before reductions	9,316,064
Expense reductions	(175,466)	9,140,598
Net investment income (loss)		6,397,207
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(28,374,546)
Foreign currency transactions	(19,157)
Total net realized gain (loss)		(28,393,703)
Change in net unrealized appreciation (depreciation) on: Investment securities	(123,121,552)
Assets and liabilities in foreign currencies	(248,837)
Total change in net unrealized appreciation (depreciation)		(123,370,389)
Net gain (loss)		(151,764,092)
Net increase (decrease) in net assets resulting from operations		$ (145,366,885)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,397,207	$ 4,256,897
Net realized gain (loss)	(28,393,703)	259,224,909
Change in net unrealized appreciation (depreciation)	(123,370,389)	(123,161,437)
Net increase (decrease) in net assets resulting from operations	(145,366,885)	140,320,369
Distributions to shareholders from net investment income	(3,964,749)	(1,030,851)
Distributions to shareholders from net realized gain	(236,930,224)	(23,709,588)
Total distributions	(240,894,973)	(24,740,439)
Share transactions Proceeds from sales of shares	241,711,370	480,536,650
Reinvestment of distributions	222,101,843	22,903,100
Cost of shares redeemed	(151,061,456)	(603,458,144)
Net increase (decrease) in net assets resulting from share transactions	312,751,757	(100,018,394)
Redemption fees	104,007	502,211
Total increase (decrease) in net assets	(73,406,094)	16,063,747

Net Assets
Beginning of period	1,779,450,874	1,763,387,127
End of period (including undistributed net investment income of $5,764,542 and undistributed net investment income of $3,817,643, respectively)	$ 1,706,044,780	$ 1,779,450,874
Other Information Shares
Sold	16,979,639	27,723,445
Issued in reinvestment of distributions	14,488,052	1,371,443
Redeemed	(10,478,879)	(34,840,570)
Net increase (decrease)	20,988,812	(5,745,682)

Financial Highlights

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 18.00	$ 16.85	$ 15.00	$ 11.63	$ 11.19	$ 8.25
Income from Investment Operations
Net investment income (loss) E	.06	.04	.01	.03	(.01)	- I
Net realized and unrealized gain (loss)	(1.40)	1.35	1.85	3.34	.45	2.93
Total from investment operations	(1.34)	1.39	1.86	3.37	.44	2.93
Distributions from net investment income	(.04)	(.01)	(.02)	-	(.01)	-
Distributions from net realized gain	(2.39)	(.23)	(.01)	-	-	-
Total distributions	(2.43)	(.24)	(.03)	-	(.01)	-
Redemption fees added to paid in capital E	- I	- I	.02	- I	.01	.01
Net asset value, end of period	$ 14.23	$ 18.00	$ 16.85	$ 15.00	$ 11.63	$ 11.19
Total Return B,C,D	(8.41)%	8.36%	12.54%	28.98%	4.03%	35.64%
Ratios to Average Net Assets F,H
Expenses before reductions	1.17% A	1.08%	1.08%	1.03%	1.04%	1.03%
Expenses net of fee waivers, if any	1.17% A	1.08%	1.08%	1.03%	1.04%	1.03%
Expenses net of all reductions	1.15% A	1.06%	1.05%	1.02%	1.04%	1.03%
Net investment income (loss)	.80% A	.24%	.08%	.20%	(.04)%	(.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,706,045	$ 1,779,451	$ 1,763,387	$ 1,075,145	$ 647,453	$ 529,352
Portfolio turnover rate G	83% A	158%	78%	74%	99%	86%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Japan Smaller Companies

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2008
Japan	96.9%
United States of America	2.3%
Cayman Islands	0.5%
Bermuda	0.3%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2007
Japan	95.6%
United States of America	3.4%
Bermuda	0.5%
Cayman Islands	0.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.7	96.6
Short-Term Investments and Net Other Assets	2.3	3.4
Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Rakuten, Inc. (Internet & Catalog Retail)	3.2	0.0
Marubeni Corp. (Trading Companies & Distributors)	2.9	2.0
Itochu Corp. (Trading Companies & Distributors)	2.8	2.1
Hogy Medical Co. (Health Care Equipment & Supplies)	2.6	1.6
Nippon Electric Glass Co. Ltd. (Electronic Equipment & Instruments)	2.3	1.8
Chiba Bank Ltd. (Commercial Banks)	2.2	1.0
Bank of Yokohama Ltd. (Commercial Banks)	2.1	1.0
Nikon Corp. (Leisure Equipment & Products)	2.1	1.9
C. Uyemura & Co. Ltd. (Chemicals)	2.0	2.4
Namco Bandai Holdings, Inc. (Leisure Equipment & Products)	2.0	0.7
	24.2
Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.3	18.9
Information Technology	17.7	17.2
Industrials	16.6	34.2
Health Care	11.7	5.8
Financials	11.5	9.0
Consumer Staples	7.4	1.9
Materials	6.9	7.8
Energy	1.7	1.8
Utilities	0.9	0.0

Semiannual Report

Japan Smaller Companies

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 23.3%
Auto Components - 3.4%
F-Tech, Inc.	176,600	$ 2,651,682
H-One Co. Ltd.	326,700	2,741,643
Nippon Seiki Co. Ltd.	824,000	12,109,571
Nissin Kogyo Co. Ltd.	123,300	2,105,002
Toyota Boshoku Corp.	23,500	672,019
TS tech Co. Ltd.	35,500	586,989
		20,866,906
Automobiles - 0.4%
Yachiyo Industry Co. Ltd.	190,600	2,410,752
Diversified Consumer Services - 0.6%
Best Bridal, Inc.	1,558	4,051,614
Heian Ceremony Service Co. Ltd.	1,000	4,542
		4,056,156
Hotels, Restaurants & Leisure - 1.7%
Kappa Create Co. Ltd. (d)	562,000	10,727,118
Sanko Marketing Foods Co. Ltd.	6	3,958
Shidax Corp.	117	62,688
		10,793,764
Household Durables - 0.3%
Funai Electric Co. Ltd.	56,900	2,132,742
Internet & Catalog Retail - 3.6%
DeNA Co. Ltd.	211	1,499,294
Rakuten, Inc.	32,111	20,055,890
Start Today Co. Ltd. (d)	255	909,283
		22,464,467
Leisure Equipment & Products - 5.4%
Combi Corp.	81,000	636,604
Namco Bandai Holdings, Inc.	991,800	12,443,141
Nikon Corp.	447,000	12,914,198
Sega Sammy Holdings, Inc. (d)	583,700	7,103,702
Tamron Co. Ltd.	10,400	261,633
		33,359,278
Media - 0.6%
Asia Media Co. Ltd. (d)	448,000	1,582,365
Tohokushinsha Film Corp.	152,300	1,518,936
Tyo, Inc.	374,000	591,174
		3,692,475
Multiline Retail - 0.5%
Don Quijote Co. Ltd. (d)	158,500	2,897,370
Specialty Retail - 6.2%
Culture Convenience Club Co. Ltd. (d)	1,011,300	4,188,740
Fast Retailing Co. Ltd.	55,100	5,147,303
Hikari Tsushin, Inc.	167,400	6,148,252
K'S Denki Corp.	462,400	9,635,346
Kitamura Co. Ltd.	300	2,127
United Arrows Ltd.	22,100	160,110
Village Vanguard Co. Ltd.	210	1,138,283

	Shares	Value
WonderCorp	3	$ 3,446
Yamada Denki Co. Ltd.	139,130	11,943,170
		38,366,777
Textiles, Apparel & Luxury Goods - 0.6%
Seiren Co. Ltd. (d)	620,000	3,715,074
TOTAL CONSUMER DISCRETIONARY		144,755,761
CONSUMER STAPLES - 7.4%
Beverages - 2.6%
Asahi Breweries Ltd.	328,100	6,431,849
Ito En Ltd. (d)	51,700	899,550
Kirin Holdings Co. Ltd.	511,000	9,140,814
		16,472,213
Food & Staples Retailing - 1.4%
Create SD Co. Ltd.	83,700	1,844,726
Daikokutenbussan Co. Ltd.	14,900	107,838
FamilyMart Co. Ltd.	186,400	6,545,114
		8,497,678
Food Products - 3.2%
Ajinomoto Co., Inc.	429,000	4,326,553
Chubu Shiryo Co. Ltd.	6,000	41,366
Frente Co. Ltd.	179,300	3,036,419
Hokuto Corp. (d)	134,500	2,865,913
Nippon Meat Packers, Inc.	240,000	3,083,079
Toyo Suisan Kaisha Ltd.	360,000	6,397,365
		19,750,695
Personal Products - 0.2%
Kobayashi Pharmaceutical Co. Ltd.	32,700	1,143,974
TOTAL CONSUMER STAPLES		45,864,560
ENERGY - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
AOC Holdings, Inc.	414,000	4,440,384
Inpex Holdings, Inc.	580	6,508,678
		10,949,062
FINANCIALS - 11.5%
Capital Markets - 0.5%
Risa Partners, Inc. (d)	1,446	2,979,330
Commercial Banks - 7.8%
Bank of Yokohama Ltd.	1,769,000	12,988,236
Chiba Bank Ltd.	1,759,000	13,900,122
Resona Holdings, Inc.	3,379	6,494,637
Sumitomo Trust & Banking Co. Ltd.	761,000	6,841,151
The Keiyo Bank Ltd.	1,188,000	8,398,362
		48,622,508
Consumer Finance - 0.9%
ACOM Co. Ltd.	43,920	1,358,292
Aeon Credit Service Co. Ltd.	257,300	4,094,594
		5,452,886
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 0.5%
Mitsubishi UFJ Lease & Finance Co. Ltd.	60,540	$ 2,971,366
Insurance - 0.8%
Sony Financial Holdings, Inc.	1,235	5,217,804
Real Estate Management & Development - 1.0%
Mitsui Fudosan Co. Ltd.	261,000	6,594,499
TOTAL FINANCIALS		71,838,393
HEALTH CARE - 11.7%
Health Care Equipment & Supplies - 4.6%
Hogy Medical Co.	301,000	15,957,101
Nakanishi, Inc.	23,200	2,337,631
Nipro Corp.	70,000	1,190,780
Sysmex Corp.	222,000	9,065,996
		28,551,508
Life Sciences Tools & Services - 0.7%
Shin Nippon Biomedical Laboratories Ltd. (d)	264,900	4,567,866
Pharmaceuticals - 6.4%
Fuji Pharma Co. Ltd.	156,700	3,889,733
JCR Pharmaceuticals Co. Ltd.	404,000	2,293,348
Kissei Pharmaceutical Co. Ltd.	198,000	4,182,447
Mitsubishi Tanabe Pharma Corp.	937,000	11,228,987
Nichi-iko Pharmaceutical Co. Ltd. (d)	432,600	11,372,534
Sawai Pharmaceutical Co. Ltd. (d)	96,300	4,066,116
Towa Pharmaceutical Co. Ltd. (d)	67,500	2,618,569
		39,651,734
TOTAL HEALTH CARE		72,771,108
INDUSTRIALS - 16.6%
Building Products - 2.1%
Comany, Inc.	211,900	2,213,941
Daikin Industries Ltd.	220,800	11,048,086
		13,262,027
Commercial Services & Supplies - 1.8%
Asahi Pretec Corp. (d)	128,600	3,398,758
Certo Corp.	1,300	18,519
Nissha Printing Co. Ltd. (d)	163,400	6,756,216
Sanix, Inc. (a)	323,200	714,334
		10,887,827
Electrical Equipment - 0.0%
FCM Co. Ltd.	3,900	102,703
Machinery - 5.4%
China Boqi Environmental Solutions Technology (Holding) Co. Ltd. (d)	2,196	2,756,330
Ebara Corp.	333,000	1,206,359
Harmonic Drive Systems, Inc.	363	1,397,341
Hitachi Construction Machinery Co. Ltd.	303,100	9,573,138
Japan Steel Works Ltd.	305,000	5,642,310

	Shares	Value
Produce Co. Ltd. (a)(d)	1,026	$ 4,238,974
Shima Seiki Manufacturing Ltd. (d)	76,700	3,021,603
Taiho Kogyo Co. Ltd.	446,900	5,688,738
		33,524,793
Road & Rail - 0.6%
Hamakyorex Co. Ltd.	172,600	3,507,825
Trading Companies & Distributors - 6.7%
Itochu Corp.	1,697,000	17,770,972
JFE Shoji Holdings, Inc.	613,000	4,762,265
Marubeni Corp.	2,280,000	18,144,128
Mitsui Matsushima Co. Ltd. (d)	466,000	1,192,575
TECHNO ASSOCIE CO., LTD.	700	7,886
		41,877,826
TOTAL INDUSTRIALS		103,163,001
INFORMATION TECHNOLOGY - 17.7%
Electronic Equipment & Instruments - 8.0%
Furuno Electric Co. Ltd.	120,500	1,134,308
Hamamatsu Photonics KK	365,600	11,216,244
Meiko Electronics Co. Ltd. (d)	353,100	9,636,515
Nidec Corp.	98,300	7,425,902
Nippon Electric Glass Co. Ltd.	937,000	14,572,669
Shibaura Electronics Co. Ltd.	57,000	746,811
Sunx Ltd. (d)	876,300	4,916,212
		49,648,661
Internet Software & Services - 1.2%
mixi, Inc. (a)(d)	137	1,125,051
Telewave, Inc.	1,878	529,781
Yahoo! Japan Corp.	12,519	5,552,034
		7,206,866
IT Services - 1.4%
Otsuka Corp.	112,000	8,605,899
Semiconductors & Semiconductor Equipment - 1.6%
Ishii Hyoki Co. Ltd.	20,900	516,413
Micronics Japan Co. Ltd.	156,500	5,641,876
United Technology Holdings Co. Ltd.	3,264	3,999,946
		10,158,235
Software - 5.5%
Atlus Co. Ltd. (a)	92,200	540,147
Capcom Co. Ltd.	231,100	6,961,145
Celsys, Inc. (a)	679	777,676
Dwango Co. Ltd. (d)	284	883,419
Fujitsu Broad Solution & Consulting, Inc.	100	865
Hudson Soft Co. Ltd. (a)	52,700	965,328
Konami Corp. (d)	309,500	11,133,112
OBIC Business Consultants Ltd.	22,200	1,147,123
Works Applications Co. Ltd.	10,452	11,876,286
		34,285,101
TOTAL INFORMATION TECHNOLOGY		109,904,762
Common Stocks - continued
	Shares	Value
MATERIALS - 6.9%
Chemicals - 4.3%
C. Uyemura & Co. Ltd.	324,600	$ 12,480,630
Marktec Corp.	200	2,789
Natoco Co. Ltd.	400	3,396
Nihon Nohyaku Co. Ltd. (d)	20,000	175,510
Sumitomo Chemical Co. Ltd.	338,000	2,195,320
Taiyo Kagaku Co. Ltd.	205,900	1,171,321
Tohcello Co. Ltd. (d)	700,000	3,906,554
Tokai Carbon Co. Ltd. (d)	659,000	6,903,394
		26,838,914
Metals & Mining - 2.6%
Hitachi Metals Ltd.	625,000	9,383,407
Sumitomo Metal Mining Co. Ltd.	143,000	2,599,838
Toyo Kohan Co. Ltd.	778,000	3,857,125
		15,840,370
TOTAL MATERIALS		42,679,284
UTILITIES - 0.9%
Gas Utilities - 0.9%
Osaka Gas Co. Ltd.	748,000	2,668,945
Tokyo Gas Co. Ltd.	737,000	2,830,951
		5,499,896
TOTAL COMMON STOCKS (Cost $541,931,543)		607,425,827
Money Market Funds - 9.5%
	Shares	Value
Fidelity Cash Central Fund, 2.51% (b)	14,348,311	$ 14,348,311
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	44,529,783	44,529,783
TOTAL MONEY MARKET FUNDS (Cost $58,878,094)		58,878,094
TOTAL INVESTMENT PORTFOLIO - 107.2% (Cost $600,809,637)	666,303,921
NET OTHER ASSETS - (7.2)%	(44,684,494)
NET ASSETS - 100%	$ 621,619,427
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 356,791
Fidelity Securities Lending Cash Central Fund	568,951
Total	$ 925,742

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Japan Smaller Companies

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $42,266,003) - See accompanying schedule: Unaffiliated issuers (cost $541,931,543)	$ 607,425,827
Fidelity Central Funds (cost $58,878,094)	58,878,094
Total Investments (cost $600,809,637)		$ 666,303,921
Foreign currency held at value (cost $48,578)		48,579
Receivable for investments sold		20,109,252
Receivable for fund shares sold		236,056
Dividends receivable		3,337,231
Distributions receivable from Fidelity Central Funds		130,563
Prepaid expenses		1,604
Other receivables		24,786
Total assets		690,191,992

Liabilities
Payable for investments purchased	$ 23,261,466
Payable for fund shares redeemed	235,690
Accrued management fee	366,473
Other affiliated payables	140,189
Other payables and accrued expenses	38,964
Collateral on securities loaned, at value	44,529,783
Total liabilities		68,572,565

Net Assets		$ 621,619,427
Net Assets consist of:
Paid in capital		$ 579,053,314
Undistributed net investment income		1,257,100
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(24,065,155)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		65,374,168
Net Assets, for 61,041,528 shares outstanding		$ 621,619,427
Net Asset Value, offering price and redemption price per share ($621,619,427 ÷ 61,041,528 shares)		$ 10.18

Statement of Operations

Six months ended April 30, 2008 (Unaudited)
Investment Income
Dividends		$ 4,306,538
Interest		126
Income from Fidelity Central Funds (including $568,951 from security lending)		925,742
		5,232,406
Less foreign taxes withheld		(300,259)
Total income		4,932,147

Expenses
Management fee	$ 2,344,981
Transfer agent fees	721,265
Accounting and security lending fees	170,083
Custodian fees and expenses	91,759
Independent trustees' compensation	1,437
Registration fees	9,922
Audit	28,155
Legal	1,481
Miscellaneous	82,574
Total expenses before reductions	3,451,657
Expense reductions	(69,655)	3,382,002
Net investment income (loss)		1,550,145
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(23,541,824)
Foreign currency transactions	91,655
Total net realized gain (loss)		(23,450,169)
Change in net unrealized appreciation (depreciation) on: Investment securities	(121,702,923)
Assets and liabilities in foreign currencies	(105,574)
Total change in net unrealized appreciation (depreciation)		(121,808,497)
Net gain (loss)		(145,258,666)
Net increase (decrease) in net assets resulting from operations		$ (143,708,521)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,550,145	$ 2,152,720
Net realized gain (loss)	(23,450,169)	26,682,805
Change in net unrealized appreciation (depreciation)	(121,808,497)	(71,642,963)
Net increase (decrease) in net assets resulting from operations	(143,708,521)	(42,807,438)
Distributions to shareholders from net investment income	(1,282,366)	(857,665)
Distributions to shareholders from net realized gain	(13,464,846)	(30,875,932)
Total distributions	(14,747,212)	(31,733,597)
Share transactions Proceeds from sales of shares	49,180,242	82,370,930
Reinvestment of distributions	10,772,639	27,705,629
Cost of shares redeemed	(91,561,278)	(441,231,069)
Net increase (decrease) in net assets resulting from share transactions	(31,608,397)	(331,154,510)
Redemption fees	30,633	109,393
Total increase (decrease) in net assets	(190,033,497)	(405,586,152)

Net Assets
Beginning of period	811,652,924	1,217,239,076
End of period (including undistributed net investment income of $1,257,100 and undistributed net investment income of $1,918,752, respectively)	$ 621,619,427	$ 811,652,924
Other Information Shares
Sold	4,773,841	6,576,733
Issued in reinvestment of distributions	912,936	2,141,084
Redeemed	(8,912,086)	(35,107,344)
Net increase (decrease)	(3,225,309)	(26,389,527)

Financial Highlights

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 12.63	$ 13.43	$ 14.25	$ 11.58	$ 10.35	$ 6.52
Income from Investment Operations
Net investment income (loss) E	.02	.03	.01	.03	.01	.01
Net realized and unrealized gain (loss)	(2.24)	(.46)	- I	2.69	1.20	3.81
Total from investment operations	(2.22)	(.43)	.01	2.72	1.21	3.82
Distributions from net investment income	(.02)	(.01)	(.02)	(.01)	(.02)	-
Distributions from net realized gain	(.21)	(.36)	(.83)	(.05)	-	-
Total distributions	(.23)	(.37)	(.85)	(.06)	(.02)	-
Redemption fees added to paid in capital E	- I	- I	.02	.01	.04	.01
Net asset value, end of period	$ 10.18	$ 12.63	$ 13.43	$ 14.25	$ 11.58	$ 10.35
Total Return B,C,D	(17.83)%	(3.27)%	(.36)%	23.69%	12.12%	58.74%
Ratios to Average Net Assets F,H
Expenses before reductions	1.04% A	1.02%	1.02%	1.02%	1.04%	1.12%
Expenses net of fee waivers, if any	1.04% A	1.02%	1.02%	1.02%	1.04%	1.12%
Expenses net of all reductions	1.02% A	1.00%	1.01%	1.01%	1.04%	1.12%
Net investment income (loss)	.47% A	.23%	.09%	.22%	.11%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 621,619	$ 811,653	$ 1,217,239	$ 1,406,673	$ 1,279,091	$ 931,728
Portfolio turnover rate G	97% A	76%	98%	65%	57%	43%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Latin America

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2008
Brazil	68.2%
Mexico	19.5%
United States of America	4.7%
Luxembourg	2.5%
Chile	2.0%
Bermuda	1.7%
Panama	0.7%
Colombia	0.4%
Argentina	0.3%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2007
Brazil	66.5%
Mexico	21.8%
Chile	4.0%
United States of America	2.5%
Bermuda	1.8%
Luxembourg	1.0%
Colombia	1.0%
Argentina	0.7%
Panama	0.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.2	98.6
Short-Term Investments and Net Other Assets	3.8	1.4
Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	10.3	9.0
Petroleo Brasileiro SA - Petrobras (Brazil, Oil, Gas & Consumable Fuels)	8.3	6.9
Companhia Vale do Rio Doce (PN-A) sponsored ADR (Brazil, Metals & Mining)	7.9	9.0
America Movil SAB de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	7.1	9.0
Companhia Vale do Rio Doce sponsored ADR (Brazil, Metals & Mining)	5.5	6.3
Banco Bradesco SA (PN) (Brazil, Commercial Banks)	4.1	4.8
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (Brazil, Metals & Mining)	3.0	2.4
Grupo Televisa SA de CV (CPO) (Mexico, Media)	2.7	2.2
Uniao de Bancos Brasileiros SA (Unibanco) (Brazil, Commercial Banks)	2.5	3.6
Tenaris SA sponsored ADR (Luxembourg, Energy Equipment & Services)	2.0	1.0
	53.4
Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Materials	29.1	26.9
Energy	20.5	16.9
Financials	14.9	17.0
Telecommunication Services	11.1	13.2
Consumer Discretionary	8.4	8.2
Consumer Staples	4.9	5.8
Industrials	3.8	6.6
Utilities	2.5	2.6
Information Technology	0.7	0.8
Health Care	0.3	0.6

Semiannual Report

Latin America

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.8%
	Shares	Value
Argentina - 0.3%
Banco Patagonia SA unit	411,100	$ 7,296,023
Grupo Clarin SA GDR (f)	800,100	9,601,200
TOTAL ARGENTINA		16,897,223
Bermuda - 1.7%
Credicorp Ltd. (NY Shares)	606,200	48,714,232
Dufry South America Ltd. unit	2,094,961	42,158,853
GP Investments, Ltd. unit	1,370,191	13,189,181
Laep Investments Ltd. unit	1,596,826	5,418,180
TOTAL BERMUDA		109,480,446
Brazil - 62.8%
Acucar Guarani SA	1,897,700	11,119,960
AES Tiete SA (PN) (non-vtg.)	2,648,800	23,903,261
All America Latina Logistica SA unit	2,476,900	32,335,898
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	77,600	6,254,560
B2W Companhia Global Do Varejo	866,100	28,710,209
Banco ABC Brasil SA	1,219,224	7,335,002
Banco Bradesco SA:
(PN)	3,003,912	69,576,833
(PN) sponsored ADR (e)	8,515,800	192,286,764
Banco Daycoval SA (PN)	2,618,900	19,694,531
Banco do Brasil SA	6,406,800	111,007,003
Banco do Estado do Rio Grande do Sul SA (f)	2,281,569	14,137,986
Banco Indusval SA	560,088	5,391,293
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	1,790,800	50,231,940
Bolsa de Mercadorias & Futuros - BM&F SA	411,500	4,183,823
Bovespa Holding SA	134,000	2,035,555
Brasil Telecom Participacoes SA sponsored ADR	476,100	35,997,921
Brasil Telecom SA (PN)	1,119,400	13,468,897
Companhia Brasileira de Desenvolvimento Imobiliario Turistico	27,000	11,857,779
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	1,381,926	101,295,176
sponsored ADR	66,745	4,337,758
Companhia de Saneamento de Minas Gerais	1,365,100	22,666,803
Companhia Providencia Industria e Comercio	1,163,000	4,687,823
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	2,776,700	119,814,605
Companhia Vale do Rio Doce:
(PN-A) sponsored ADR	15,595,200	496,551,168
sponsored ADR	8,934,600	349,164,168
Construtora Tenda SA	3,049,100	16,142,510
Duratex SA (PN)	2,099,400	43,435,427
Eletropaulo Metropolitana SA (PN-B)	1,238,760	27,745,780
Equatorial Energia SA	1,380,600	13,447,187

	Shares	Value
Gerdau SA sponsored ADR	2,441,100	$ 94,543,803
GVT Holding SA (a)	3,680,000	89,442,907
Localiza Rent a Car SA	2,140,099	27,938,965
Metalurgica Gerdau SA (PN)	246,500	12,990,855
MMX Mineracao e Metalicos SA (a)	1,127,000	37,833,353
MPX Mineracao e Energia SA	35,000	20,361,569
MRV Engenharia e Participacoes SA	1,975,500	39,814,252
Multiplan Empreendimentos Imobiliarios SA	1,382,200	17,462,520
Net Servicos de Comunicacao SA:
sponsored ADR	167,000	2,279,550
(PN) (a)	4,959,300	67,876,354
PDG Realty S.A. Empreendimentos e Participacoes	979,400	14,347,485
Petroleo Brasileiro SA - Petrobras:
(ON)	388,200	11,936,531
(PN) (non-vtg.)	6,697,160	171,397,658
(PN) sponsored ADR (non-vtg.)	4,719,100	477,101,010
sponsored ADR	4,193,460	509,169,912
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	1,151,000	20,635,182
Rossi Residencial SA	1,223,600	12,587,872
Sao Carlos Empreen E Part SA (a)	759,700	6,398,628
Satipel Industrial SA	1,187,200	7,642,305
Tegma Gestao Logistica	2,105,300	22,545,025
Tele Norte Leste Participacoes SA	663,100	19,986,349
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	542,600	12,430,966
Terna Participacoes SA unit	1,433,600	25,865,518
TIM Participacoes SA	1,633,200	5,541,600
TIM Participacoes SA sponsored ADR (non-vtg.) (e)	976,300	32,784,154
Totvs SA	1,258,300	41,635,483
Tractebel Energia SA	1,764,500	24,765,843
Uniao de Bancos Brasileiros SA (Unibanco):
unit	422,800	6,308,170
GDR	1,059,500	154,061,895
Usinas Siderurgicas de Minas Gerais SA - Usiminas	537,675	26,608,799
Vivo Participacoes SA:
(PN)	542,100	3,848,382
(PN) sponsored ADR	4,292,190	28,972,283
Votorantim Celulose e Papel SA:
(PN) (non-vtg.)	96,565	3,067,400
sponsored ADR (non-vtg.) (e)	2,425,450	77,105,056
TOTAL BRAZIL		3,966,105,254
Chile - 2.0%
CAP SA	2,546,228	84,846,733
Lan Airlines SA sponsored ADR	2,042,500	27,022,275
Common Stocks - continued
	Shares	Value
Chile - continued
Sociedad Quimica y Minera de Chile SA (SQM) (PN-B) sponsored ADR	205,600	$ 5,861,656
Vina Concha y Toro SA sponsored ADR	263,950	10,623,988
TOTAL CHILE		128,354,652
Colombia - 0.4%
Almacenes Exito SA unit (f)	2,805,000	21,932,784
Luxembourg - 2.5%
Tenaris SA sponsored ADR	2,340,000	124,043,400
Ternium SA sponsored ADR (e)	1,001,800	34,942,784
TOTAL LUXEMBOURG		158,986,184
Mexico - 19.5%
Alsea SAB de CV	18,422,300	24,290,827
America Movil SAB de CV Series L sponsored ADR	7,714,300	447,120,828
Banco Compartamos SA de CV	3,862,500	16,225,170
Cemex SA de CV sponsored ADR	2,074,818	57,368,718
Controladora Commercial Mexicana SA unit	5,536,623	15,640,581
Corporacion Geo SA de CV Series B (a)	14,376,700	53,703,169
Desarrolladora Homex Sab de CV (a)	1,009,500	10,047,118
Desarrolladora Homex Sab de CV sponsored ADR (a)(e)	505,400	30,111,732
Empresas ICA Sociedad Controladora SA de CV (a)	4,319,700	26,156,038
Fomento Economico Mexicano SA de CV sponsored ADR	1,721,195	74,785,923
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	699,500	28,588,565
Grupo Aeroportuario Norte Sab de CV ADR	607,600	13,215,300
Grupo Mexico SA de CV Series B	11,958,807	87,415,730
Grupo Televisa SA de CV	1,507,400	7,435,860
Grupo Televisa SA de CV (CPO) sponsored ADR	6,515,800	160,809,944
Industrias Penoles SA de CV	1,902,560	56,058,746
Megacable Holdings SAB de CV unit	5,908,300	17,405,932
Urbi, Desarrollos Urbanos, SA de CV (a)	13,020,300	41,722,063
Wal-Mart de Mexico SA de CV Series V	15,965,116	64,598,692
TOTAL MEXICO		1,232,700,936
Panama - 0.7%
Copa Holdings SA Class A	518,800	20,279,892
Intergroup Financial Services Corp.	855,006	17,784,125
Intergroup Financial Services Corp. (f)	249,320	5,185,856
TOTAL PANAMA		43,249,873

	Shares	Value
United States of America - 0.9%
Freeport-McMoRan Copper & Gold, Inc. Class B	484,600	$ 55,123,250
TOTAL COMMON STOCKS (Cost $3,133,850,678)		5,732,830,602
Nonconvertible Preferred Stocks - 5.4%

Brazil - 5.4%
Banco Itau Holding Financeira SA (non-vtg.)	3,465,280	100,380,960
Brasil Telecom Participacoes SA (PN)	379,300	5,830,294
Companhia Vale do Rio Doce (PN-A)	1,444,700	46,621,170
Empresa Nacional de Comercio Redito e Participacoes SA (PN) (a)	11,465	275,899
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	3,897,150	187,331,419
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $75,280,541)		340,439,742
Convertible Bonds - 0.0%
Principal Amount (d)
Brazil - 0.0%
Companhia de Saneamento de Minas Gerais 2.3% 6/1/13 (g) (Cost $958,433)	BRL	15,278	1,014,734
Money Market Funds - 4.9%
	Shares
Fidelity Cash Central Fund, 2.51% (b)	259,471,148	259,471,148
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	50,382,475	50,382,475
TOTAL MONEY MARKET FUNDS (Cost $309,853,623)		309,853,623
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $3,519,943,275)	6,384,138,701
NET OTHER ASSETS - (1.1)%	(68,762,285)
NET ASSETS - 100%	$ 6,315,376,416
Currency Abbreviation
BRL	-	Brazilian real
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $50,857,826 or 0.8% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,014,734 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Companhia de Saneamento de Minas Gerais 2.3% 6/1/13	8/20/07	$ 958,433
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,188,482
Fidelity Securities Lending Cash Central Fund	564,685
Total	$ 2,753,167

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Latin America

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $49,349,912) - See accompanying schedule: Unaffiliated issuers (cost $3,210,089,652)	$ 6,074,285,078
Fidelity Central Funds (cost $309,853,623)	309,853,623
Total Investments (cost $3,519,943,275)		$ 6,384,138,701
Foreign currency held at value (cost $997,512)		988,475
Receivable for investments sold		20,200,522
Receivable for fund shares sold		11,975,819
Dividends receivable		27,249,379
Interest receivable		147
Distributions receivable from Fidelity Central Funds		551,074
Prepaid expenses		20,032
Other receivables		179,642
Total assets		6,445,303,791

Liabilities
Payable for investments purchased	$ 63,166,282
Payable for fund shares redeemed	11,361,445
Accrued management fee	3,550,552
Other affiliated payables	1,035,216
Other payables and accrued expenses	431,405
Collateral on securities loaned, at value	50,382,475
Total liabilities		129,927,375

Net Assets		$ 6,315,376,416
Net Assets consist of:
Paid in capital		$ 3,335,845,261
Undistributed net investment income		27,360,505
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		87,846,811
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,864,323,839
Net Assets, for 95,404,805 shares outstanding		$ 6,315,376,416
Net Asset Value, offering price and redemption price per share ($6,315,376,416 ÷ 95,404,805 shares)		$ 66.20

Statement of Operations

Six months ended April 30, 2008 (Unaudited)
Investment Income
Dividends		$ 63,175,098
Special dividends		15,900,681
Interest		114,544
Income from Fidelity Central Funds (including $564,685 from security lending)		2,753,167
		81,943,490
Less foreign taxes withheld		(5,628,698)
Total income		76,314,792

Expenses
Management fee	$ 20,070,756
Transfer agent fees	5,429,279
Accounting and security lending fees	815,128
Custodian fees and expenses	1,501,372
Independent trustees' compensation	11,695
Registration fees	120,541
Audit	45,020
Legal	9,224
Interest	46,841
Miscellaneous	470,373
Total expenses before reductions	28,520,229
Expense reductions	(332,525)	28,187,704
Net investment income (loss)		48,127,088
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	128,815,966
Foreign currency transactions	(1,573,109)
Total net realized gain (loss)		127,242,857
Change in net unrealized appreciation (depreciation) on: Investment securities	(173,888,490)
Assets and liabilities in foreign currencies	62,066
Total change in net unrealized appreciation (depreciation)		(173,826,424)
Net gain (loss)		(46,583,567)
Net increase (decrease) in net assets resulting from operations		$ 1,543,521

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 48,127,088	$ 57,980,662
Net realized gain (loss)	127,242,857	186,649,406
Change in net unrealized appreciation (depreciation)	(173,826,424)	2,089,353,663
Net increase (decrease) in net assets resulting from operations	1,543,521	2,333,983,731
Distributions to shareholders from net investment income	(58,822,486)	(48,023,908)
Distributions to shareholders from net realized gain	(155,654,928)	(60,491,350)
Total distributions	(214,477,414)	(108,515,258)
Share transactions Proceeds from sales of shares	1,385,719,399	2,669,988,018
Reinvestment of distributions	207,556,721	105,191,757
Cost of shares redeemed	(1,287,341,873)	(1,907,140,342)
Net increase (decrease) in net assets resulting from share transactions	305,934,247	868,039,433
Redemption fees	2,685,772	3,709,798
Total increase (decrease) in net assets	95,686,126	3,097,217,704

Net Assets
Beginning of period	6,219,690,290	3,122,472,586
End of period (including undistributed net investment income of $27,360,505 and undistributed net investment income of $45,170,603, respectively)	$ 6,315,376,416	$ 6,219,690,290
Other Information Shares
Sold	22,535,641	51,731,157
Issued in reinvestment of distributions	3,206,995	2,427,062
Redeemed	(21,945,024)	(38,465,997)
Net increase (decrease)	3,797,612	15,692,222

Financial Highlights

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 67.90	$ 41.13	$ 29.40	$ 18.10	$ 13.38	$ 8.92
Income from Investment Operations
Net investment income (loss) E	.52 H	.68	.82	.57	.40	.20
Net realized and unrealized gain (loss)	.12 I	27.43	11.68	10.98	4.53	4.42
Total from investment operations	.64	28.11	12.50	11.55	4.93	4.62
Distributions from net investment income	(.65)	(.61)	(.46)	(.30)	(.23)	(.17)
Distributions from net realized gain	(1.72)	(.77)	(.38)	-	-	-
Total distributions	(2.37)	(1.38)	(.84)	(.30)	(.23)	(.17)
Redemption fees added to paid in capital E	.03	.04	.07	.05	.02	.01
Net asset value, end of period	$ 66.20	$ 67.90	$ 41.13	$ 29.40	$ 18.10	$ 13.38
Total Return B,C,D	1.07%	70.35%	43.57%	64.94%	37.47%	52.83%
Ratios to Average Net Assets F,J
Expenses before reductions	1.00% A	1.00%	1.05%	1.10%	1.19%	1.31%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.05%	1.10%	1.19%	1.31%
Expenses net of all reductions	.99% A	.98%	1.02%	1.04%	1.16%	1.31%
Net investment income (loss)	1.69% A,H	1.33%	2.23%	2.38%	2.56%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,315,376	$ 6,219,690	$ 3,122,473	$ 1,384,083	$ 357,335	$ 219,519
Portfolio turnover rate G	46% A	52%	60%	40%	25%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.17 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.13%. I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Nordic

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2008
Sweden	44.4%
Finland	20.1%
Norway	19.2%
Denmark	11.5%
Bermuda	2.5%
United States of America	2.2%
Iceland	0.1%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2007
Sweden	51.4%
Finland	19.9%
Norway	18.8%
Denmark	9.2%
United States of America	0.6%
Iceland	0.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.8	99.4
Short-Term Investments and Net Other Assets	2.2	0.6
Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Nokia Corp. (Finland, Communications Equipment)	12.6	15.7
Yara International ASA (Norway, Chemicals)	5.3	2.5
Nordea Bank AB (Sweden, Commercial Banks)	5.3	4.8
Nokian Tyres Ltd. (Finland, Auto Components)	5.0	2.6
Elekta AB (B Shares) (Sweden, Health Care Equipment & Supplies)	4.5	3.2
Novo Nordisk AS Series B (Denmark, Pharmaceuticals)	4.3	3.6
StatoilHydro ASA (Norway, Oil, Gas & Consumable Fuels)	4.2	3.9
Investment AB Kinnevik (Sweden, Diversified Financial Services)	4.0	1.7
H&M Hennes & Mauritz AB (B Shares) (Sweden, Specialty Retail)	3.9	2.9
Telenor ASA (Norway, Diversified Telecommunication Services)	3.7	2.6
	52.8
Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	18.7	33.5
Financials	18.2	10.7
Information Technology	13.3	18.0
Consumer Discretionary	12.8	9.7
Health Care	9.4	8.1
Telecommunication Services	8.4	7.2
Materials	7.8	6.9
Energy	6.7	5.3
Utilities	2.5	0.0

Semiannual Report

Nordic

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Bermuda - 2.5%
Seadrill Ltd.	623,300	$ 18,980,648
Denmark - 11.5%
Danske Bank AS	325,700	11,294,240
FLS Industries	58,950	6,240,510
Novo Nordisk AS Series B	481,490	33,141,251
Novozymes AS Series B	49,900	4,562,131
Rockwool International AS Series B (d)	37,090	6,324,121
Vestas Wind Systems AS (a)	246,700	27,044,949
TOTAL DENMARK		88,607,202
Finland - 20.1%
Fortum Oyj	444,000	18,901,612
Nokia Corp. (d)	3,218,750	96,747,569
Nokian Tyres Ltd. (d)	909,310	38,795,587
TOTAL FINLAND		154,444,768
Iceland - 0.1%
Ossur hf (a)	689,370	893,670
Norway - 19.2%
Blom ASA (a)(d)	499,000	5,171,365
DnB Nor ASA	258,100	3,868,965
Norsk Hydro ASA (d)	995,870	14,830,441
Northern Logistic Property ASA (a)	303,200	2,615,026
Norwegian Air Shuttle AS (a)(d)	798,921	15,695,894
Orkla ASA (A Shares)	295,950	3,930,495
StatoilHydro ASA	885,446	32,095,243
Telenor ASA	1,391,600	28,160,079
Yara International ASA	559,700	41,015,344
TOTAL NORWAY		147,382,852
Sweden - 44.4%
ABB Ltd. (Sweden)	907,600	27,511,298
Alfa Laval AB	78,800	5,185,163
Assa Abloy AB (B Shares)	281,202	4,391,066
East Capital Explorer AB	97,200	1,501,578
Elekta AB (B Shares) (d)	1,984,500	34,551,518
H&M Hennes & Mauritz AB (B Shares)	508,740	30,247,247
Hexagon AB (B Shares)	1,160,975	21,134,371
Intrum Justitia AB	210,800	3,414,934
Investment AB Kinnevik	1,430,700	30,703,768
Meda AB (A Shares) (d)	325,800	3,890,425

	Shares	Value
Modern Times Group MTG AB (B Shares)	328,100	$ 24,110,092
NeoNet AB	2,136,000	12,842,327
Nordea Bank AB	2,474,500	40,995,775
Ratos AB (B Shares)	438,600	15,345,909
RNB Retail & Brands AB	1,482,450	6,486,663
Saab AB (B Shares)	134,700	3,824,340
Sandvik AB	1,129,300	17,398,655
Scania AB (B Shares)	32,400	666,917
Skandinaviska Enskilda Banken AB (A Shares)	564,800	13,724,535
Svenska Handelsbanken AB (A Shares) (d)	246,500	6,854,427
TELE2 AB (B Shares)	1,086,000	24,213,137
TeliaSonera AB	1,329,000	11,874,593
TOTAL SWEDEN		340,868,738
TOTAL COMMON STOCKS (Cost $604,145,287)		751,177,878
Money Market Funds - 15.1%

Fidelity Cash Central Fund, 2.51% (b)	21,204,450	21,204,450
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	95,187,527	95,187,527
TOTAL MONEY MARKET FUNDS (Cost $116,391,977)		116,391,977
TOTAL INVESTMENT PORTFOLIO - 112.9% (Cost $720,537,264)		867,569,855
NET OTHER ASSETS - (12.9)%		(99,191,367)
NET ASSETS - 100%		$ 768,378,488
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 203,534
Fidelity Securities Lending Cash Central Fund	866,439
Total	$ 1,069,973

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Nordic

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $92,613,367) - See accompanying schedule: Unaffiliated issuers (cost $604,145,287)	$ 751,177,878
Fidelity Central Funds (cost $116,391,977)	116,391,977
Total Investments (cost $720,537,264)		$ 867,569,855
Cash		12,491
Foreign currency held at value (cost $11)		11
Receivable for investments sold		8,873,746
Receivable for fund shares sold		771,623
Dividends receivable		1,699,641
Distributions receivable from Fidelity Central Funds		533,783
Prepaid expenses		1,885
Other receivables		71,531
Total assets		879,534,566

Liabilities
Payable for investments purchased	$ 14,346,180
Payable for fund shares redeemed	936,136
Accrued management fee	454,491
Other affiliated payables	189,722
Other payables and accrued expenses	42,022
Collateral on securities loaned, at value	95,187,527
Total liabilities		111,156,078

Net Assets		$ 768,378,488
Net Assets consist of:
Paid in capital		$ 659,051,127
Undistributed net investment income		5,091,795
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(42,776,815)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		147,012,381
Net Assets, for 17,903,093 shares outstanding		$ 768,378,488
Net Asset Value, offering price and redemption price per share ($768,378,488 ÷ 17,903,093 shares)		$ 42.92

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 9,758,915
Interest		14
Income from Fidelity Central Funds (including $866,439 from security lending)		1,069,973
		10,828,902
Less foreign taxes withheld		(1,463,837)
Total income		9,365,065

Expenses
Management fee	$ 2,902,882
Transfer agent fees	1,017,077
Accounting and security lending fees	197,740
Custodian fees and expenses	110,823
Independent trustees' compensation	1,757
Registration fees	35,761
Audit	28,275
Legal	1,499
Interest	2,074
Miscellaneous	110,971
Total expenses before reductions	4,408,859
Expense reductions	(114,554)	4,294,305
Net investment income (loss)		5,070,760
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(41,218,508)
Foreign currency transactions	(214,054)
Total net realized gain (loss)		(41,432,562)
Change in net unrealized appreciation (depreciation) on: Investment securities	(87,556,030)
Assets and liabilities in foreign currencies	(36,774)
Total change in net unrealized appreciation (depreciation)		(87,592,804)
Net gain (loss)		(129,025,366)
Net increase (decrease) in net assets resulting from operations		$ (123,954,606)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,070,760	$ 36,969,827
Net realized gain (loss)	(41,432,562)	47,686,184
Change in net unrealized appreciation (depreciation)	(87,592,804)	167,114,583
Net increase (decrease) in net assets resulting from operations	(123,954,606)	251,770,594
Distributions to shareholders from net investment income	(32,286,083)	(3,011,989)
Distributions to shareholders from net realized gain	(42,550,440)	(5,296,944)
Total distributions	(74,836,523)	(8,308,933)
Share transactions Proceeds from sales of shares	165,985,381	678,676,171
Reinvestment of distributions	72,112,684	8,060,493
Cost of shares redeemed	(269,014,575)	(281,558,904)
Net increase (decrease) in net assets resulting from share transactions	(30,916,510)	405,177,760
Redemption fees	360,177	604,174
Total increase (decrease) in net assets	(229,347,462)	649,243,595

Net Assets
Beginning of period	997,725,950	348,482,355
End of period (including undistributed net investment income of $5,091,795 and undistributed net investment income of $36,941,058, respectively)	$ 768,378,488	$ 997,725,950
Other Information Shares
Sold	3,722,187	15,469,184
Issued in reinvestment of distributions	1,552,480	210,073
Redeemed	(6,266,058)	(6,310,586)
Net increase (decrease)	(991,391)	9,368,671

Financial Highlights

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 52.81	$ 36.58	$ 30.92	$ 24.44	$ 19.49	$ 15.36
Income from Investment Operations
Net investment income (loss) E	.27	2.39 H	.50	.55	.26	.11
Net realized and unrealized gain (loss)	(6.17)	14.60	7.94	6.12	4.80	4.14
Total from investment operations	(5.90)	16.99	8.44	6.67	5.06	4.25
Distributions from net investment income	(1.73)	(.29)	(.35)	(.22)	(.15)	(.12)
Distributions from net realized gain	(2.28)	(.51)	(2.49)	-	-	-
Total distributions	(4.01)	(.80)	(2.84)	(.22)	(.15)	(.12)
Redemption fees added to paid in capital E	.02	.04	.06	.03	.04	- J
Net asset value, end of period	$ 42.92	$ 52.81	$ 36.58	$ 30.92	$ 24.44	$ 19.49
Total Return B, C, D	(11.71)%	47.38%	29.68%	27.56%	26.31%	27.87%
Ratios to Average Net Assets F, I
Expenses before reductions	1.07% A	1.06%	1.14%	1.17%	1.28%	1.43%
Expenses net of fee waivers, if any	1.07% A	1.06%	1.14%	1.17%	1.28%	1.43%
Expenses net of all reductions	1.05% A	1.03%	1.10%	1.13%	1.24%	1.40%
Net investment income (loss)	1.23% A	5.37% H	1.49%	1.89%	1.16%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 768,378	$ 997,726	$ 348,482	$ 188,011	$ 116,493	$ 81,337
Portfolio turnover rate G	83% A	62%	67%	76%	90%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $1.62 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.72%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Pacific Basin

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2008
Japan	22.4%
Australia	12.6%
Korea (South)	10.8%
Singapore	7.3%
China	7.1%
Hong Kong	6.9%
Cayman Islands	6.2%
India	5.4%
Bermuda	4.2%
Other	17.1%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2007
Japan	24.8%
Australia	12.5%
Korea (South)	10.6%
Hong Kong	10.5%
Singapore	8.4%
China	6.2%
Cayman Islands	4.4%
Taiwan	4.0%
India	3.9%
Other	14.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.8	98.7
Short-Term Investments and Net Other Assets	1.2	1.3
Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Incitec Pivot Ltd. (Australia, Chemicals)	1.8	0.7
Goodpack Ltd. (Singapore, Air Freight & Logistics)	1.7	1.4
Mitsubishi Corp. (Japan, Trading Companies & Distributors)	1.6	0.0
NHN Corp. (Korea (South), Internet Software & Services)	1.5	1.3
China State Construction International Holdings Ltd. (Hong Kong, Construction & Engineering)	1.4	1.9
Focus Media Holding Ltd. ADR (China, Media)	1.2	0.0
Rio Tinto Ltd. (Australia, Metals & Mining)	1.2	0.7
CSL Ltd. (Australia, Biotechnology)	1.2	1.1
Peace Mark Holdings Ltd. (Bermuda, Textiles, Apparel & Luxury Goods)	1.1	0.5
Olam International Ltd. (Singapore, Food & Staples Retailing)	1.1	0.9
	13.8
Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	23.2	23.7
Information Technology	18.6	16.5
Consumer Discretionary	17.9	19.6
Financials	11.7	15.3
Materials	7.5	6.6
Consumer Staples	5.9	4.7
Energy	5.5	5.0
Health Care	5.0	4.5
Telecommunication Services	2.2	2.0
Utilities	1.3	0.8

Semiannual Report

Pacific Basin

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Australia - 12.6%
ABB Grain Ltd.	289,384	$ 2,726,885
Ausenco Ltd.	593,498	8,833,912
Babcock & Brown Ltd.	74,721	1,036,065
Billabong International Ltd.	271,443	3,072,463
Bradken Ltd.	312,341	2,430,579
Cochlear Ltd.	90,585	4,844,692
CSL Ltd.	296,674	11,134,744
Goodman Group unit	834,369	3,557,324
Gunns Ltd.	1,870,917	5,223,638
HFA Holdings Ltd.	2,286,245	2,307,456
Incitec Pivot Ltd.	108,017	16,484,300
Iress Market Technology Ltd.	536,645	3,214,309
Macquarie Airports unit	1,810,288	5,361,720
Macquarie Group Ltd.	36,790	2,200,811
QBE Insurance Group Ltd.	254,004	6,059,213
Reverse Corp. Ltd.	392,042	809,848
Rio Tinto Ltd.	90,829	11,658,580
Seek Ltd. (d)	804,568	3,794,544
Sunland Group Ltd.	1,182,076	3,177,731
United Group Ltd. (d)	650,000	8,742,984
WildHorse Energy Ltd. (a)	531,181	308,137
WorleyParsons Ltd.	220,227	8,059,890
Wotif.com Holdings Ltd.	859,373	3,623,398
TOTAL AUSTRALIA		118,663,223
Bermuda - 4.2%
Asia Media Co. Ltd.	836,500	2,954,572
DVN Holdings Ltd.	10,409,000	921,606
Huabao International Holdings Ltd.	4,855,000	4,335,962
Mingyuan Medicare Development Co. Ltd. (d)	19,930,000	3,017,701
Noble Group Ltd.	5,027,000	8,266,507
NWS Holdings Ltd.	961,000	2,645,073
Paradise Entertainment Ltd. (a)	89,432,000	1,078,718
Peace Mark Holdings Ltd.	9,351,750	10,895,965
Ports Design Ltd.	1,077,500	3,470,387
TPV Technology Ltd.	3,394,000	2,360,468
TOTAL BERMUDA		39,946,959
Cayman Islands - 6.2%
Agile Property Holdings Ltd.	1,600,000	2,225,544
Chaoda Modern Agriculture (Holdings) Ltd.	3,483,025	5,005,663
China Dongxiang Group Co. Ltd.	4,024,000	1,760,757
China Medical Technologies, Inc. sponsored ADR (d)	63,800	2,386,120
China State Construction International Holdings Ltd. warrants 2/27/09 (a)	1,318,384	145,488
Ctrip.com International Ltd. sponsored ADR	126,110	7,826,387
Hembly International Holdings Ltd.	5,484,000	2,251,824
Kingboard Chemical Holdings Ltd.	808,900	3,835,273

	Shares	Value
Kingdee International Software Group Co. Ltd.	6,950,232	$ 6,956,341
Lee & Man Paper Manufacturing Ltd.	301,200	560,415
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	101,800	7,641,108
Perfect World Co. Ltd. sponsored ADR Class B	106,633	3,062,500
Regent Pacific Group Ltd. (a)	34,954,000	3,588,177
SinoCom Software Group Ltd.	18,138,000	3,304,949
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	39,100	1,748,943
Wuxi Pharmatech Cayman, Inc. Sponsored ADR (d)	117,900	2,174,076
Xinao Gas Holdings Ltd.	2,332,000	4,291,061
TOTAL CAYMAN ISLANDS		58,764,626
China - 7.1%
51job, Inc. sponsored ADR (a)	272,500	5,014,000
AMVIG Holdings Ltd.	5,178,000	5,408,457
Anhui Conch Cement Co. Ltd. (H Shares)	204,000	1,630,817
Baidu.com, Inc. sponsored ADR (a)	13,096	4,787,898
BYD Co. Ltd. (H Shares)	1,721,400	3,012,889
China Communications Construction Co. Ltd. (H Shares)	1,137,000	2,702,019
China Shenhua Energy Co. Ltd. (H Shares)	816,500	3,750,820
Focus Media Holding Ltd. ADR (a)(d)	316,600	11,679,374
Global Bio-Chem Technology Group Co. Ltd.	826,000	383,686
Jiangsu Expressway Co. Ltd. (H Shares)	4,840,013	4,533,737
Li Ning Co. Ltd.	1,440,000	4,249,886
Minth Group Ltd.	1,784,000	2,000,752
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	631,000	5,987,624
Royale Furniture Holdings Ltd.	8,165,308	1,498,289
Sina Corp. (a)	73,749	3,407,204
Tencent Holdings Ltd.	427,800	2,838,039
Yantai Changyu Pioneer Wine Co. (B Shares)	531,700	3,691,058
TOTAL CHINA		66,576,549
Hong Kong - 6.9%
Bank of East Asia Ltd.	707,164	4,028,933
China Insurance International Holdings Co. Ltd. (a)	1,530,000	4,063,954
China Mobile (Hong Kong) Ltd.	112,500	1,935,835
China Overseas Land & Investment Ltd. warrants 8/27/08 (a)	110,145	59,361
China State Construction International Holdings Ltd.	7,654,688	12,749,383
China Unicom Ltd.	4,282,000	9,291,245
Golden Meditech Co. Ltd.	7,376,000	2,555,475
Hang Lung Properties Ltd.	2,085,000	8,481,102
Hong Kong Exchanges & Clearing Ltd.	111,000	2,267,530
IPE Group Ltd.	21,375,000	2,468,514
Li & Fung Ltd.	768,539	3,180,406
Common Stocks - continued
	Shares	Value
Hong Kong - continued
PYI Corp. Ltd.	9,494,539	$ 2,339,172
REXCAPITAL Financial Holdings Ltd. (a)	31,061,967	3,627,081
Tian An China Investments Co. Ltd.	3,389,800	2,870,813
Tian An China Investments Co. Ltd. warrants 1/2/10 (a)	396,800	22,912
Tingyi (Cayman Island) Holding Corp.	3,522,742	4,701,118
TOTAL HONG KONG		64,642,834
India - 5.4%
Bajaj Hindusthan Ltd.	259,837	1,502,815
Educomp Solutions Ltd.	92,687	9,184,491
Financial Technologies India Ltd.	174,713	7,516,546
Geodesic Information Systems Ltd.	720,293	3,630,847
INFO Edge India Ltd.	115,509	2,761,936
Jain Irrigation Systems Ltd.	331,012	5,072,790
NIIT Ltd.	1,940,580	4,953,396
Pantaloon Retail India Ltd.	417,805	5,462,671
Reliance Industries Ltd.	39,910	2,579,597
Shopper's Stop Ltd.	203,437	2,011,738
Suzlon Energy Ltd.	362,981	2,577,210
United Spirits Ltd.	97,860	3,882,828
TOTAL INDIA		51,136,865
Indonesia - 1.5%
PT Bumi Resources Tbk	7,072,500	5,100,540
PT Indosat Tbk	3,240,500	2,126,126
PT Perusahaan Gas Negara Tbk Series B	5,358,848	7,031,992
TOTAL INDONESIA		14,258,658
Japan - 22.4%
ABC-Mart, Inc.	107,600	2,784,641
Adeka Corp.	317,800	3,048,667
Aeon Mall Co. Ltd.	118,500	3,719,514
Ai Holdings Corp. (d)	689,100	3,752,999
ARRK Corp. (d)	346,000	1,063,652
Asics Corp.	262,000	2,655,500
Bridgestone Corp.	176,600	3,249,801
Canon Marketing Japan, Inc.	144,200	2,800,779
Canon, Inc.	143,000	7,188,661
Chofu Seisakusho Co. Ltd.	106,400	2,197,180
Denso Corp.	128,600	4,484,938
Digital Garage, Inc. (a)(d)	4,969	8,254,692
eAccess Ltd. (d)	3,893	2,494,688
Fujifilm Holdings Corp.	107,700	4,163,148
Fujitsu Business Systems Ltd.	122,000	1,455,424
Fujitsu Ltd.	785,000	5,021,494
Furuno Electric Co. Ltd.	297,500	2,800,470
H.I.S. Co. Ltd.	258,800	4,023,438
Hamakyorex Co. Ltd.	188,600	3,833,000
Harakosan Co. Ltd. (d)	408	636,233
Hikari Tsushin, Inc.	84,700	3,110,854
Inpex Holdings, Inc.	503	5,644,595
Internet Initiative Japan, Inc.	835	2,829,634

	Shares	Value
ISE Chemical Corp. (d)	391,000	$ 2,575,784
IT Holdings Corp. (a)	74,800	1,554,078
Japan Asia Investment Co. Ltd.	142,000	701,615
Kato Works Co. Ltd.	771,000	3,029,744
Kenedix Realty Investment Corp.	398	2,355,286
Konica Minolta Holdings, Inc.	268,500	4,045,574
Leopalace21 Corp.	228,900	4,048,745
Matsumotokiyoshi Holdings Co. Ltd.	161,600	3,385,929
Micronics Japan Co. Ltd.	105,700	3,810,519
Miraial Co. Ltd.	17,500	535,956
Mitsubishi Corp.	453,500	14,596,662
Mitsubishi Electric Corp.	575,000	5,890,643
Namco Bandai Holdings, Inc.	255,200	3,201,744
Nikon Corp.	150,000	4,333,623
Nippon Electric Glass Co. Ltd.	238,000	3,701,489
Nippon Parkerizing Co. Ltd.	197,000	3,134,100
Nippon Seiki Co. Ltd.	371,000	5,452,246
Nitta Corp.	241,200	3,984,926
Nittoku Engineering Co. Ltd.	384,200	2,410,610
Nomura Holdings, Inc.	349,800	6,107,241
Obic Co. Ltd.	8,440	1,559,863
ORIX Corp.	27,270	4,932,649
Rakuten, Inc.	7,414	4,630,638
Renown, Inc. (a)(d)	599,700	2,122,575
Sankyo Seiko Co. Ltd.	425,800	1,142,829
SFCG Co. Ltd. (d)	20,530	2,190,885
Shimachu Co. Ltd.	72,900	2,005,811
Sumitomo Mitsui Financial Group, Inc.	909	7,821,184
Takasago Thermal Engineering Co. Ltd.	584,000	4,555,856
Take & Give Needs Co. Ltd. (d)	11,579	1,256,080
The Sumitomo Warehouse Co. Ltd.	401,000	2,012,995
Tohcello Co. Ltd.	330,000	1,841,661
Torishima Pump Manufacturing Co. Ltd. (d)	467,700	8,089,337
Toyota Tsusho Corp.	166,600	3,579,837
Wacom Co. Ltd.	1,470	2,961,767
TOTAL JAPAN		210,774,483
Korea (South) - 10.8%
CDNetworks Co. Ltd. (a)	120,643	1,665,493
Cheil Industries, Inc.	59,473	3,254,492
CJ CheilJedang Corp. (a)	29,764	7,565,237
Doosan Heavy Industries & Construction Co. Ltd.	27,986	2,942,960
Duzon Digital Ware Co. Ltd.	286,035	3,663,645
eSang Networks Co. Ltd.	100,877	3,318,159
Hana Tour Service, Inc.	39,061	2,332,175
Hyundai Engineering & Construction Co. Ltd.	47,515	4,366,693
Infopia Co. Ltd.	127,224	5,991,863
Jinsung T.E.C. Co. Ltd.	426,913	5,999,976
Kyeryong Construction Industrial Co. Ltd.	67,780	2,482,847
LG Household & Health Care Ltd.	24,867	5,143,190
MegaStudy Co. Ltd.	12,242	4,038,977
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Mobilians Co. Ltd.	446,219	$ 2,017,049
NHN Corp. (a)	60,685	14,093,807
Nice e-Banking Services	8,819	356,013
Plantynet Co. Ltd.	231,871	1,571,616
S.M. Entertainment Co. Ltd. (a)	59,873	120,552
SFA Engineering Corp.	120,363	7,978,214
Shinhan Financial Group Co. Ltd.	105,607	6,097,285
TK Corp.	232,785	8,991,202
Woongjin Coway Co. Ltd.	108,280	3,421,358
Yuhan Corp.	21,719	4,762,703
TOTAL KOREA (SOUTH)		102,175,506
Malaysia - 3.8%
Gamuda Bhd	6,421,942	6,342,659
IJM Corp. Bhd	1,169,700	2,129,084
JobStreet Corp. Bhd	6,411,250	3,450,182
KNM Group Bhd	2,738,000	5,547,072
MMC Corp. Bhd	4,331,354	5,045,705
Muhibbah Engineering (M) Bhd	4,668,000	4,137,512
Parkson Holdings Bhd (a)	1,850,513	4,100,535
Public Bank Bhd (For. Reg.)	1,197,800	4,322,545
Scomi Group Bhd	2,738,100	858,094
TOTAL MALAYSIA		35,933,388
Papua New Guinea - 1.7%
Lihir Gold Ltd. (a)	2,242,612	6,219,111
Oil Search Ltd.	2,251,890	10,089,452
TOTAL PAPUA NEW GUINEA		16,308,563
Philippines - 1.5%
Aboitiz Equity Ventures, Inc.	14,825,000	2,317,229
Alliance Global Group, Inc. (a)	92,448,542	8,538,764
DMCI Holdings, Inc.	24,124,500	3,485,126
TOTAL PHILIPPINES		14,341,119
Singapore - 7.3%
Asia Environment Holdings Ltd.	3,695,000	1,253,374
China Petrotech Holdings Ltd. (a)	8,933,000	1,712,691
CSE Global Ltd.	7,416,500	5,578,372
Ezra Holdings Ltd.	2,932,000	5,188,998
GigaMedia Ltd. (a)	96,100	1,495,316
Goodpack Ltd.	12,414,000	16,019,836
Goodpack Ltd. warrants 7/16/09 (a)	1,143,125	303,462
Olam International Ltd.	5,240,400	10,510,942
Parkway Holdings Ltd.	2,836,000	7,319,519
Pertama Holdings Ltd.	10,644,000	3,218,081
Raffles Education Corp. Ltd.	7,381,000	6,313,664
SembCorp Marine Ltd.	1,640,000	4,474,596
SIA Engineering Co. Ltd.	930,000	2,914,608
Tat Hong Holdings Ltd.	1,257,000	1,992,884
TOTAL SINGAPORE		68,296,343

	Shares	Value
Taiwan - 3.4%
104 Corp.	479,000	$ 1,856,376
Advanced Semiconductor Engineering, Inc.	2,925,000	3,004,978
Apex Biotechnology Corp.	943,000	2,189,674
D-Link Corp.	1,486,160	2,347,789
Everlight Electronics Co. Ltd.	575,760	2,212,461
Foxconn Technology Co. Ltd.	459,000	2,962,263
Gemtek Technology Corp.	651,510	1,281,729
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,697,462	9,839,955
Taiwan Fertilizer Co. Ltd.	299,000	1,448,477
Tsann Kuen Enterprise Co. Ltd. (a)	3,333,000	4,783,713
TOTAL TAIWAN		31,927,415
Thailand - 3.8%
Bumrungrad Hospital PCL (For. Reg.)	3,184,600	3,237,811
Central Pattana PCL (For. Reg.)	2,958,071	2,681,102
Italian-Thai Development PCL (a)	11,157,900	2,919,627
Minor International PCL (For. Reg.)	9,979,686	5,033,890
Siam Commercial Bank PCL (For. Reg.)	2,913,152	8,173,724
Thai Stanley Electric PCL	656,390	3,000,522
Ticon Industrial Connection PCL (For. Reg.)	7,222,400	4,052,923
Total Access Communication PCL	2,613,780	3,737,705
True Corp. PCL (For. Reg.) (a)	16,816,100	2,587,092
TOTAL THAILAND		35,424,396
United Kingdom - 0.0%
Genting International PLC (a)	344,970	155,174
Vietnam - 0.2%
Luks Group (Vietnam Holdings) Co. Ltd.	2,080,000	1,921,688
TOTAL COMMON STOCKS (Cost $799,039,488)		931,247,789
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 2.51% (b)	4,256,120	4,256,120
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	34,554,499	34,554,499
TOTAL MONEY MARKET FUNDS (Cost $38,810,619)		38,810,619
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $837,850,107)		970,058,408
NET OTHER ASSETS - (2.9)%		(27,751,228)
NET ASSETS - 100%		$ 942,307,180
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 153,768
Fidelity Securities Lending Cash Central Fund	409,986
Total	$ 563,754

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Pacific Basin

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $32,413,909) - See accompanying schedule: Unaffiliated issuers (cost $799,039,488)	$ 931,247,789
Fidelity Central Funds (cost $38,810,619)	38,810,619
Total Investments (cost $837,850,107)		$ 970,058,408
Foreign currency held at value (cost $2,987,163)		2,962,323
Receivable for investments sold		9,678,296
Receivable for fund shares sold		827,529
Dividends receivable		2,509,226
Distributions receivable from Fidelity Central Funds		64,953
Prepaid expenses		2,373
Other receivables		976,424
Total assets		987,079,532

Liabilities
Payable for investments purchased	$ 7,817,202
Payable for fund shares redeemed	1,317,509
Accrued management fee	713,039
Other affiliated payables	223,894
Other payables and accrued expenses	146,209
Collateral on securities loaned, at value	34,554,499
Total liabilities		44,772,352

Net Assets		$ 942,307,180
Net Assets consist of:
Paid in capital		$ 769,060,299
Undistributed net investment income		2,139,402
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		38,979,584
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		132,127,895
Net Assets, for 35,367,193 shares outstanding		$ 942,307,180
Net Asset Value, offering price and redemption price per share ($942,307,180 ÷ 35,367,193 shares)		$ 26.64

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 9,607,926
Interest		350
Income from Fidelity Central Funds (including $409,986 from security lending)		563,754
		10,172,030
Less foreign taxes withheld		(566,485)
Total income		9,605,545

Expenses
Management fee Basic fee	$ 3,641,218
Performance adjustment	934,895
Transfer agent fees	1,180,846
Accounting and security lending fees	243,454
Custodian fees and expenses	321,213
Independent trustees' compensation	1,983
Registration fees	27,321
Audit	50,712
Legal	2,124
Interest	1,432
Miscellaneous	133,872
Total expenses before reductions	6,539,070
Expense reductions	(297,057)	6,242,013
Net investment income (loss)		3,363,532
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $49,919)	48,004,360
Foreign currency transactions	129,075
Total net realized gain (loss)		48,133,435
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $1,383,000)	(294,455,918)
Assets and liabilities in foreign currencies	(66,523)
Total change in net unrealized appreciation (depreciation)		(294,522,441)
Net gain (loss)		(246,389,006)
Net increase (decrease) in net assets resulting from operations		$ (243,025,474)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Pacific Basin
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,363,532	$ 7,778,057
Net realized gain (loss)	48,133,435	165,831,466
Change in net unrealized appreciation (depreciation)	(294,522,441)	264,139,051
Net increase (decrease) in net assets resulting from operations	(243,025,474)	437,748,574
Distributions to shareholders from net investment income	(7,436,752)	(5,493,694)
Distributions to shareholders from net realized gain	(131,157,223)	(78,016,295)
Total distributions	(138,593,975)	(83,509,989)
Share transactions Proceeds from sales of shares	125,263,640	356,516,330
Reinvestment of distributions	127,229,315	78,904,207
Cost of shares redeemed	(195,369,185)	(496,318,818)
Net increase (decrease) in net assets resulting from share transactions	57,123,770	(60,898,281)
Redemption fees	289,358	368,023
Total increase (decrease) in net assets	(324,206,321)	293,708,327

Net Assets
Beginning of period	1,266,513,501	972,805,174
End of period (including undistributed net investment income of $2,139,402 and undistributed net investment income of $7,712,722, respectively)	$ 942,307,180	$ 1,266,513,501
Other Information Shares
Sold	4,266,977	11,592,776
Issued in reinvestment of distributions	4,129,481	2,961,664
Redeemed	(6,966,430)	(16,176,357)
Net increase (decrease)	1,430,028	(1,621,917)

Financial Highlights

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 37.32	$ 27.36	$ 22.42	$ 17.91	$ 17.06	$ 12.73
Income from Investment Operations
Net investment income (loss) F	.09	.22	.16	.22 I	.07	.06
Net realized and unrealized gain (loss)	(6.68)	12.16	5.26	4.49	.92	4.26
Total from investment operations	(6.59)	12.38	5.42	4.71	.99	4.32
Distributions from net investment income	(.22)	(.16)	(.18)	(.08)	(.16)	-
Distributions from net realized gain	(3.88)	(2.27)	(.32)	(.13)	-	-
Total distributions	(4.10)	(2.43)	(.50)	(.21)	(.16)	-
Redemption fees added to paid in capital F	.01	.01	.02	.01	.02	.01
Net asset value, end of period	$ 26.64	$ 37.32	$ 27.36	$ 22.42	$ 17.91	$ 17.06
Total Return B, C, D, E	(19.12)%	48.86%	24.55%	26.62%	5.98%	34.01%
Ratios to Average Net Assets G, J
Expenses before reductions	1.27% A	1.19%	1.14%	1.10%	1.20%	1.17%
Expenses net of fee waivers, if any	1.27% A	1.19%	1.14%	1.10%	1.20%	1.17%
Expenses net of all reductions	1.21% A	1.13%	1.08%	1.05%	1.19%	1.17%
Net investment income (loss)	.65% A	.71%	.60%	1.09% I	.42%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 942,307	$ 1,266,514	$ 972,805	$ 648,850	$ 445,127	$ 419,251
Portfolio turnover rate H	79% A	91%	75%	78%	145%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Total returns do not include the effect of the former contingent deferred sales charge. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .84%. J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Southeast Asia

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2008
Korea (South)	21.2%
Hong Kong	19.1%
Taiwan	18.9%
China	11.2%
United States of America	9.8%
Thailand	6.0%
Malaysia	5.7%
Singapore	4.2%
Cayman Islands	1.2%
Other	2.7%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2007
Korea (South)	28.6%
China	25.0%
Hong Kong	15.3%
Taiwan	9.9%
Singapore	8.9%
Indonesia	4.5%
Malaysia	2.4%
United States of America	2.1%
Cayman Islands	2.1%
Other	1.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	95.3	97.9
Short-Term Investments and Net Other Assets	4.7	2.1
Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
China Mobile (Hong Kong) Ltd. (Hong Kong, Wireless Telecommunication Services)	6.4	4.3
MSCI AC Far East ex-Japan Index (Goldman Sachs International Warrant Program) warrants 4/2/09 (United States of America, Diversified Financial Services)	5.1	0.0
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	3.9	2.1
Kookmin Bank (Korea (South), Commercial Banks)	2.5	1.1
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.5	1.6
Hutchison Whampoa Ltd. (Hong Kong, Industrial Conglomerates)	2.2	0.0
CNOOC Ltd. (Hong Kong, Oil, Gas & Consumable Fuels)	2.2	1.2
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment & Instruments)	2.2	1.8
Shinhan Financial Group Co. Ltd. (Korea (South), Commercial Banks)	2.2	1.5
NHN Corp. (Korea (South), Internet Software & Services)	2.0	0.9
	31.2
Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.1	25.1
Telecommunication Services	17.9	6.0
Information Technology	14.7	9.1
Energy	8.8	8.0
Consumer Discretionary	7.4	8.8
Industrials	6.7	25.2
Utilities	3.7	1.2
Materials	3.2	9.3
Consumer Staples	1.8	3.8
Health Care	1.0	0.7
Semiannual Report

Southeast Asia

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
Australia - 1.0%
Telstra Corp. Ltd.	9,335,322	$ 40,153,274
Bermuda - 0.4%
Noble Group Ltd.	9,303,000	15,298,053
Cayman Islands - 1.2%
Hutchison Telecommunications International Ltd.	22,104,000	31,086,254
Mindray Medical International Ltd. sponsored ADR	569,300	19,356,200
TOTAL CAYMAN ISLANDS		50,442,454
China - 11.2%
Aluminum Corp. of China Ltd. (H Shares)	13,548,000	22,912,768
BYD Co. Ltd. (H Shares)	16,762,200	29,338,125
China Coal Energy Co. Ltd. (H Shares)	6,734,000	14,257,521
China Construction Bank Corp. (H Shares)	34,106,000	30,809,909
China Oilfield Services Ltd. (H Shares)	8,616,000	15,831,996
China Shenhua Energy Co. Ltd. (H Shares)	10,895,000	50,049,210
China Telecom Corp. Ltd. (H Shares)	46,250,000	31,261,039
Focus Media Holding Ltd. ADR (a)(d)	1,772,800	65,398,592
Guangzhou R&F Properties Co. Ltd. (H Shares)	550,000	1,573,818
Industrial & Commercial Bank of China	82,338,000	65,188,719
Jiangsu Expressway Co. Ltd. (H Shares)	24,824,000	23,253,139
PetroChina Co. Ltd. (H Shares)	49,534,000	74,429,932
Tencent Holdings Ltd.	1,837,000	12,186,715
Travelsky Technology Ltd. (H Shares)	3,229,000	2,805,070
ZTE Corp. (H Shares)	2,501,720	10,481,148
TOTAL CHINA		449,777,701
Hong Kong - 19.1%
Bank of East Asia Ltd.	4,974,800	28,342,983
BYD Electronic International Co. Ltd.	12,032,500	13,309,143
Cheung Kong Holdings Ltd.	2,651,000	41,296,703
China Mobile (Hong Kong) Ltd.	14,789,300	254,485,695
China Netcom Group Corp. Hong Kong Ltd.	4,851,000	14,628,039
China State Construction International Holdings Ltd.	4,976,000	8,287,853
China Unicom Ltd.	12,708,000	27,574,298
CLP Holdings Ltd.	6,433,500	51,017,920
CNOOC Ltd.	49,464,000	87,802,846
Esprit Holdings Ltd.	709,200	8,727,187
Hang Seng Bank Ltd.	1,634,300	32,735,701
Hong Kong & China Gas Co. Ltd.	911,000	2,665,264
Hong Kong Electric Holdings Ltd.	9,002,000	56,485,221
Hutchison Whampoa Ltd.	9,116,000	88,881,000
PCCW Ltd.	26,634,000	17,190,612
Sa Sa International Holdings Ltd.	9,618,000	3,813,557
Swire Pacific Ltd. (A Shares)	1,141,500	13,351,177
Wharf Holdings Ltd.	2,730,000	13,854,667
TOTAL HONG KONG		764,449,866

	Shares	Value
Indonesia - 1.0%
PT Bumi Resources Tbk	24,945,000	$ 17,989,815
PT Hexindo Adiperkasa Tbk	19,141,000	1,536,094
PT Jakarta International Hotel & Development Tbk (a)	48,337,500	3,826,737
PT Perusahaan Gas Negara Tbk Series B	8,353,000	10,960,980
PT United Tractors Tbk	3,287,500	4,296,100
TOTAL INDONESIA		38,609,726
Korea (South) - 20.4%
GS Engineering & Construction Corp.	174,268	25,621,273
Hana Financial Group, Inc.	477,730	21,594,882
Hanmi Pharm Co. Ltd.	47,443	8,015,542
Hyundai Department Store Co. Ltd.	275,775	29,137,467
Hyundai Engineering & Construction Co. Ltd.	424,589	39,020,308
Hyundai Motor Co.	84,741	7,145,868
Hyundai Steel Co.	297,494	23,396,250
Kookmin Bank	1,434,222	99,927,401
Korea Exchange Bank	1,308,630	19,891,968
Korea Gas Corp.	285,830	22,137,056
LG Electronics, Inc.	168,920	26,350,354
LG Household & Health Care Ltd.	120,715	24,967,231
NHN Corp. (a)	340,720	79,130,623
Samsung Electronics Co. Ltd.	218,883	155,121,741
Samsung Fire & Marine Insurance Co. Ltd.	215,055	46,944,498
Shinhan Financial Group Co. Ltd.	1,505,254	86,906,767
Shinsegae Co. Ltd.	76,864	49,799,774
SK Telecom Co. Ltd.	243,490	49,268,371
TOTAL KOREA (SOUTH)		814,377,374
Malaysia - 5.7%
Bandar Raya Developments Bhd	2,950,200	1,905,162
DiGi.com Bhd	4,224,600	32,496,923
IGB Corp. Bhd	9,210,800	5,452,420
KNM Group Bhd	25,853,800	52,378,702
Malaysian Plantations Bhd	99,800	97,936
Public Bank Bhd	1,435,100	5,178,898
Public Bank Bhd (For. Reg.)	11,672,525	42,123,072
Resorts World Bhd	16,973,100	18,160,519
Telekom Malaysia Bhd	19,012,900	21,787,495
TM International Sdn Bhd (a)	19,012,900	43,033,313
Wah Seong Corp. Bhd	5,483,100	4,252,483
TOTAL MALAYSIA		226,866,923
Papua New Guinea - 0.3%
Oil Search Ltd.	2,523,309	11,305,528
Singapore - 4.2%
CapitaCommercial Trust (REIT)	1,442,000	2,381,889
CapitaMall Trust	5,296,000	13,590,502
DBS Group Holdings Ltd.	1,702,000	24,925,684
Ezra Holdings Ltd.	2,423,000	4,288,179
Guocoland Ltd.	934,000	2,011,120
Common Stocks - continued
	Shares	Value
Singapore - continued
Oversea-Chinese Banking Corp. Ltd.	1,799,000	$ 11,740,395
Pan-United Corp. Ltd.	2,769,000	1,265,969
Parkway Holdings Ltd.	3,306,000	8,532,557
SIA Engineering Co. Ltd.	2,041,000	6,396,468
Singapore Telecommunications Ltd.	15,860,000	45,143,868
Starhub Ltd.	5,210,000	11,679,375
Swiber Holdings Ltd. (a)	1,890,000	3,414,571
United Engineers Ltd.	2,735,000	8,006,747
United Overseas Bank Ltd.	1,637,000	24,625,618
TOTAL SINGAPORE		168,002,942
Taiwan - 18.9%
104 Corp.	526,000	2,038,525
Acer, Inc.	358,000	776,024
Advanced Semiconductor Engineering, Inc.	18,841,000	19,356,168
Ambassador Hotel	12,249,000	21,201,159
Chinatrust Financial Holding Co. Ltd. (a)	61,697,000	64,336,308
Chong Hong Construction Co. Ltd.	2,623,550	8,099,637
Chunghwa Telecom Co. Ltd.	27,478,000	70,844,010
Far East Department Stores Co. Ltd.	12,876,000	21,652,063
Far Eastern Textile Ltd.	5,331,000	8,964,519
Farglory Land Developt Co. Ltd.	1,964,000	6,321,439
First Financial Holding Co. Ltd.	40,961,000	49,776,074
Fubon Financial Holding Co. Ltd.	23,253,000	27,722,601
Goldsun Development & Construction Co. Ltd.	14,400,000	10,735,857
Hon Hai Precision Industry Co. Ltd. (Foxconn)	15,072,030	87,370,500
Huaku Construction Co. Ltd.	4,092,000	15,589,851
Hung Poo Real Estate Development Co. Ltd.	3,596,750	6,886,954
Largan Precision Co. Ltd.	2,258,000	30,776,583
Mega Financial Holding Co. Ltd.	16,451,000	14,480,230
Richtek Technology Corp.	2,428,000	23,285,196
Siliconware Precision Industries Co. Ltd.	27,050,000	46,819,443
Taiwan Fertilizer Co. Ltd.	13,985,000	67,748,994
Taiwan Semiconductor Manufacturing Co. Ltd.	45,157,104	98,923,683
Yuanta Financial Holding Co. Ltd. (a)	56,481,500	53,796,322
TOTAL TAIWAN		757,502,140
Thailand - 6.0%
Advanced Info Service PCL (For. Reg.)	5,681,500	16,657,613
Asian Property Development PCL:
(For. Reg.)	17,967,000	4,106,581
NVDR	14,243,400	3,255,506
Bangkok Bank Ltd. PCL (For. Reg.)	9,414,800	41,553,341
Banpu PCL unit	1,200,400	16,499,823
BEC World PCL (For. Reg.)	18,036,500	15,779,094
Bumrungrad Hospital PCL (For. Reg.)	4,060,900	4,128,752
Italian-Thai Development PCL (a)	25,701,400	6,725,146

	Shares	Value
Italian-Thai Development PCL unit	18,449,600	$ 4,827,607
Kasikornbank PCL (For. Reg.)	4,000,300	11,097,932
Land & House PCL (For. Reg.)	40,433,000	13,384,190
Major Cineplex Group PCL (For. Reg.)	9,079,500	5,037,806
Quality Houses PCL	38,090,845	3,146,217
Quality Houses PCL NVDR unit	91,086,575	7,523,544
Siam City Bank PCL:
NVDR	19,689,100	11,048,738
(For. Reg.)	1,528,200	857,565
Siam Commercial Bank PCL (For. Reg.)	17,881,000	50,170,523
Tisco Bank PCL:
(For. Reg.)	4,186,360	3,761,389
NVDR	8,196,100	7,364,087
Total Access Communication PCL	8,292,200	11,857,846
True Corp. PCL (For. Reg.) (a)	100	15
TOTAL THAILAND		238,783,315
United States of America - 5.1%
MSCI AC Far East ex-Japan Index (Goldman Sachs International Warrant Program) warrants 4/2/09 (a)	658,450	202,878,980
TOTAL COMMON STOCKS (Cost $3,240,232,770)		3,778,448,276
Nonconvertible Preferred Stocks - 0.8%

Korea (South) - 0.8%
Samsung Electronics Co. Ltd. (Cost $28,113,584)	64,800	33,328,498
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 2.51% (b)	147,457,287	147,457,287
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	70,880,000	70,880,000
TOTAL MONEY MARKET FUNDS (Cost $218,337,287)		218,337,287
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $3,486,683,641)		4,030,114,061
NET OTHER ASSETS - (0.8)%		(31,478,432)
NET ASSETS - 100%		$ 3,998,635,629
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,519,958
Fidelity Securities Lending Cash Central Fund	127,513
Total	$ 2,647,471

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Southeast Asia

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $65,369,080) - See accompanying schedule: Unaffiliated issuers (cost $3,268,346,354)	$ 3,811,776,774
Fidelity Central Funds (cost $218,337,287)	218,337,287
Total Investments (cost $3,486,683,641)		$ 4,030,114,061
Cash		5,786,563
Foreign currency held at value (cost $7,963,723)		7,956,382
Receivable for investments sold		44,010,226
Receivable for fund shares sold		5,458,024
Dividends receivable		6,431,218
Distributions receivable from Fidelity Central Funds		870,264
Prepaid expenses		11,566
Other receivables		1,795,095
Total assets		4,102,433,399

Liabilities
Payable for investments purchased	$ 19,430,879
Payable for fund shares redeemed	9,683,125
Accrued management fee	2,729,382
Other affiliated payables	848,575
Other payables and accrued expenses	225,809
Collateral on securities loaned, at value	70,880,000
Total liabilities		103,797,770

Net Assets		$ 3,998,635,629
Net Assets consist of:
Paid in capital		$ 3,254,802,053
Undistributed net investment income		1,890,971
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		198,580,335
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		543,362,270
Net Assets, for 116,644,121 shares outstanding		$ 3,998,635,629
Net Asset Value, offering price and redemption price per share ($3,998,635,629 ÷ 116,644,121 shares)		$ 34.28

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 39,200,092
Interest		59,155
Income from Fidelity Central Funds (including $127,513 from security lending)		2,647,471
		41,906,718
Less foreign taxes withheld		(5,197,312)
Total income		36,709,406

Expenses
Management fee Basic fee	$ 16,430,951
Performance adjustment	2,063,598
Transfer agent fees	4,881,249
Accounting and security lending fees	780,299
Custodian fees and expenses	1,345,019
Independent trustees' compensation	10,189
Depreciation in deferred trustee compensation account	(329)
Registration fees	174,783
Audit	48,812
Legal	7,425
Interest	23,582
Miscellaneous	392,949
Total expenses before reductions	26,158,527
Expense reductions	(2,767,292)	23,391,235
Net investment income (loss)		13,318,171
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	231,325,403
Foreign currency transactions	(5,682,171)
Futures contracts	5,594,921
Total net realized gain (loss)		231,238,153
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,855,151,207)
Assets and liabilities in foreign currencies	100,548
Total change in net unrealized appreciation (depreciation)		(1,855,050,659)
Net gain (loss)		(1,623,812,506)
Net increase (decrease) in net assets resulting from operations		$ (1,610,494,335)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,318,171	$ 29,263,280
Net realized gain (loss)	231,238,153	389,303,249
Change in net unrealized appreciation (depreciation)	(1,855,050,659)	2,027,808,797
Net increase (decrease) in net assets resulting from operations	(1,610,494,335)	2,446,375,326
Distributions to shareholders from net investment income	(35,424,593)	(15,348,089)
Distributions to shareholders from net realized gain	(365,645,493)	(86,082,743)
Total distributions	(401,070,086)	(101,430,832)
Share transactions Proceeds from sales of shares	1,227,445,181	3,409,321,043
Reinvestment of distributions	382,538,760	97,580,587
Cost of shares redeemed	(1,898,922,146)	(1,154,364,384)
Net increase (decrease) in net assets resulting from share transactions	(288,938,205)	2,352,537,246
Redemption fees	5,201,761	3,507,067
Total increase (decrease) in net assets	(2,295,300,865)	4,700,988,807

Net Assets
Beginning of period	6,293,936,494	1,592,947,687
End of period (including undistributed net investment income of $1,890,971 and undistributed net investment income of $27,443,001, respectively)	$ 3,998,635,629	$ 6,293,936,494
Other Information Shares
Sold	31,765,711	94,400,629
Issued in reinvestment of distributions	9,350,739	3,728,720
Redeemed	(51,915,142)	(32,941,955)
Net increase (decrease)	(10,798,692)	65,187,394

Financial Highlights

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 49.39	$ 25.59	$ 18.70	$ 14.87	$ 13.72	$ 9.96
Income from Investment Operations
Net investment income (loss) D	.11	.33	.33	.30	.16	.15
Net realized and unrealized gain (loss)	(12.09)	24.95	7.23	3.66	1.10	3.68
Total from investment operations	(11.98)	25.28	7.56	3.96	1.26	3.83
Distributions from net investment income	(.28)	(.23)	(.26)	(.14)	(.13)	(.08)
Distributions from net realized gain	(2.89)	(1.29)	(.43)	-	-	-
Total distributions	(3.17)	(1.52)	(.69)	(.14)	(.13)	(.08)
Redemption fees added to paid in capital D	.04	.04	.02	.01	.02	.01
Net asset value, end of period	$ 34.28	$ 49.39	$ 25.59	$ 18.70	$ 14.87	$ 13.72
Total Return B, C	(25.22)%	104.22%	41.50%	26.84%	9.39%	38.81%
Ratios to Average Net Assets E, G
Expenses before reductions	1.13% A	1.08%	1.21%	1.20%	1.21%	1.32%
Expenses net of fee waivers, if any	1.13% A	1.08%	1.21%	1.20%	1.21%	1.32%
Expenses net of all reductions	1.01% A	.98%	1.04%	1.09%	1.20%	1.32%
Net investment income (loss)	.57% A	.96%	1.44%	1.71%	1.11%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,998,636	$ 6,293,936	$ 1,592,948	$ 783,765	$ 464,874	$ 395,554
Portfolio turnover rate F	150% A	72%	100%	109%	131%	115%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity China Region Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Pacific Basin Fund and Fidelity Southeast Asia Fund (the Funds) are funds of Fidelity Investment Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds are diversified with the exception of Fidelity Latin America Fund. Each Fund is authorized to issue an unlimited number of shares. On January 17, 2008 the Board of Trustees for Fidelity Emerging Markets Fund approved the creation of an additional class of shares. The Fund commenced sale of Class K shares and the existing class was designated Emerging Markets on May 9, 2008. On February 14, 2008, the Board of Trustees of Fidelity China Region Fund approved the creation of additional classes of shares. The Fund commenced sale of shares of Class A, Class T, Class B, Class C, and Institutional Class and the existing class was designated China Region on May 9, 2008. The Fidelity Japan Smaller Companies Fund is currently closed to most new accounts. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
China Region	$ 1,371,646,456	$ 293,345,007	$ (62,410,274)	$ 230,934,733
Emerging Markets	4,402,991,100	1,987,089,661	(224,973,689)	1,762,115,972
Europe	4,806,274,939	837,457,671	(112,172,092)	725,285,579
Europe Capital Appreciation	1,047,421,001	105,304,107	(41,317,477)	63,986,630
Japan	1,891,825,709	106,407,189	(153,245,639)	(46,838,450)
Japan Smaller Companies	602,287,412	106,594,944	(42,578,435)	64,016,509
Latin America	3,547,577,383	2,926,833,510	(90,272,192)	2,836,561,318
Nordic	722,678,286	170,304,157	(25,412,588)	144,891,569
Pacific Basin	845,896,137	207,307,217	(83,144,946)	124,162,271
Southeast Asia	3,520,303,378	602,982,998	(93,172,315)	509,810,683

Emerging Markets Fund hereby designates as a capital gain dividend $254,680,914 for the taxable year ended October 31, 2007, or if subsequently determined to be different, the net capital gain of such year.

Short-Term Trading (Redemption) Fees. Shares held in China Region, Emerging Markets, Japan, Japan Smaller Companies, Latin America, Nordic, Pacific Basin and Southeast Asia less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. Shares held in Europe and Europe Capital Appreciation less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Funds and accounted for as an addition to paid in capital.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Funds invest in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. Certain Funds may use futures contracts to manage their exposure to the stock and bond markets. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in each applicable Fund's Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
China Region	1,086,704,614	1,183,776,458
Emerging Markets	1,765,624,906	1,454,052,227
Europe	2,337,410,888	2,392,917,531
Europe Capital Appreciation	596,349,033	788,371,604
Japan	717,542,690	663,850,262
Japan Smaller Companies	320,719,943	352,377,502
Latin America	1,301,764,173	1,316,983,452
Nordic	346,320,436	458,636,733
Pacific Basin	415,278,459	486,024,573
Southeast Asia	3,432,033,507	4,155,285,231

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for Europe, Europe Capital Appreciation, Japan, Pacific Basin and Southeast Asia is subject to a performance adjustment (up to a maximum ± .20% of each applicable Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on each Fund's relative investment performance as compared to an appropriate benchmark index. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets, including the performance adjustment, if applicable was as follows:

	Individual Rate	Group Rate	Total
China Region	.45%	.26%	.71%
Emerging Markets	.45%	.26%	.71%
Europe	.45%	.26%	.74%
Europe Capital Appreciation	.45%	.26%	.85%
Japan	.45%	.26%	.86%
Japan Smaller Companies	.45%	.26%	.71%
Latin America	.45%	.26%	.71%
Nordic	.45%	.26%	.71%
Pacific Basin	.45%	.26%	.89%
Southeast Asia	.45%	.26%	.80%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc, (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008 Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the Funds' transfer agent. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

China Region	.24%
Emerging Markets	.20%
Europe	.22%
Europe Capital Appreciation	.21%
Japan	.23%
Japan Smaller Companies	.22%
Latin America	.19%
Nordic	.25%
Pacific Basin	.23%
Southeast Asia	.21%

Accounting and Security Lending Fees. FSC maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Emerging Markets	$ 322
Europe Capital Appreciation	2
Latin America	1,203
Southeast Asia	5

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
China Region	Borrower	$ 16,039,000	3.93%	$ 3,502
Emerging Markets	Borrower	4,222,000	4.77%	1,119
Europe	Borrower	10,300,000	4.71%	4,042
Latin America	Borrower	44,676,778	4.19%	46,841
Nordic	Borrower	7,844,000	4.76%	2,074
Pacific Basin	Borrower	5,736,667	3.00%	1,432
Southeast Asia	Borrower	29,831,000	4.36%	21,669

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

China Region	$ 1,590
Emerging Markets	5,865
Europe	4,907
Europe Capital Appreciation	1,141
Japan	1,576
Japan Smaller Companies	672
Latin America	5,510
Nordic	824
Pacific Basin	1,042
Southeast Asia	4,797

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. The value of loaned securities at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Emerging Markets	$ 5,081,000	4.50%	$ 635
Southeast Asia	10,480,000	3.29%	1,913

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Custody expense reduction	Transfer Agent expense reduction
China Region	$ 1,267,253	$ 19,713	$ 12,621
Emerging Markets	1,260,197	2,493	75,201
Europe	1,028,997	6,697	167,840
Europe Capital Appreciation	261,257	-	7,581
Japan	130,106	-	45,360
Japan Smaller Companies	61,111	-	8,544
Latin America	280,559	7,924	44,042
Nordic	101,195	6,761	6,598
Pacific Basin	286,411	-	10,646
Southeast Asia	2,712,377	3,796	51,119

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom Fund 2010 was the owner of record of approximately 10% of Europe. Fidelity Freedom Fund 2020 was the owner of record of approximately 19% and 15% of the total outstanding shares of Europe and Japan, respectively. Fidelity Freedom Fund 2030 was the owner of record of approximately 16% and 13% of the total outstanding shares of Europe and Japan, respectively. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 71% and 59% of the total outstanding shares of Europe and Japan, respectively.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid each fund the following amounts, which is recorded in each applicable Fund's accompanying Statement of Operations:

China Region	$ 92
Emerging Markets	477
Europe	693
Europe Capital Appreciation	2,019
Latin America	380

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on December 13, 2007. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to reduce the required quorum for shareholder meetings.A
	# of Votes	% of Votes
Affirmative	45,014,793,255.82	80.372
Against	6,871,112,667.08	12.268
Abstain	2,163,456,438.02	3.863
Broker Non-Votes	1,958,633,563.89	3.497
TOTAL	56,007,995,924.81	100.000
PROPOSAL 2
To elect the nominees specified below as Trustees.A
James C. Curvey
Affirmative	53,384,952,361.03	95.317
Withheld	2,623,043,563.78	4.683
TOTAL	56,007,995,924.81	100.000
Dennis J. Dirks
Affirmative	53,595,104,608.67	95.692
Withheld	2,412,891,316.14	4.308
TOTAL	56,007,995,924.81	100.000
Albert R. Gamper, Jr.
Affirmative	53,570,235,221.69	95.647
Withheld	2,437,760,703.12	4.353
TOTAL	56,007,995,924.81	100.000
George H. Heilmeier
Affirmative	53,166,350,588.50	94.926
Withheld	2,841,645,336.31	5.074
TOTAL	56,007,995,924.81	100.000
Edward C. Johnson 3d
Affirmative	53,230,508,654.93	95.041
Withheld	2,777,487,269.88	4.959
TOTAL	56,007,995,924.81	100.000
James H. Keyes
Affirmative	53,549,161,456.52	95.610
Withheld	2,458,834,468.29	4.390
TOTAL	56,007,995,924.81	100.000
Marie L. Knowles
Affirmative	53,543,925,066.86	95.601
Withheld	2,464,070,857.95	4.399
TOTAL	56,007,995,924.81	100.000
Ned C. Lautenbach
Affirmative	53,547,116,322.50	95.606
Withheld	2,460,879,602.31	4.394
TOTAL	56,007,995,924.81	100.000
Cornelia M. Small
Affirmative	53,564,793,514.25	95.638
Withheld	2,443,202,410.56	4.362
TOTAL	56,007,995,924.81	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	53,426,544,502.76	95.391
Withheld	2,581,451,422.05	4.609
TOTAL	56,007,995,924.81	100.000
Kenneth L. Wolfe
Affirmative	53,229,881,790.63	95.040
Withheld	2,778,114,134.18	4.960
TOTAL	56,007,995,924.81	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	44,485,656,811.55	94.702
Withheld	2,488,551,854.62	5.298
TOTAL	46,974,208,666.17	100.000
Dennis J. Dirks
Affirmative	44,706,671,638.31	95.173
Withheld	2,267,537,027.86	4.827
TOTAL	46,974,208,666.17	100.000
Edward C. Johnson 3d
Affirmative	44,294,881,638.16	94.296
Withheld	2,679,327,028.01	5.704
TOTAL	46,974,208,666.17	100.000
Alan J. Lacy
Affirmative	44,685,373,413.16	95.127
Withheld	2,288,835,253.01	4.873
TOTAL	46,974,208,666.17	100.000
Ned C. Lautenbach
Affirmative	44,634,541,379.41	95.019
Withheld	2,339,667,286.76	4.981
TOTAL	46,974,208,666.17	100.000
Joseph Mauriello
Affirmative	44,683,962,099.80	95.124
Withheld	2,290,246,566.37	4.876
TOTAL	46,974,208,666.17	100.000
Cornelia M. Small
Affirmative	44,671,688,375.36	95.098
Withheld	2,302,520,290.81	4.902
TOTAL	46,974,208,666.17	100.000
William S. Stavropoulos
Affirmative	44,465,262,087.61	94.659
Withheld	2,508,946,578.56	5.341
TOTAL	46,974,208,666.17	100.000
David M. Thomas
Affirmative	44,694,340,813.87	95.147
Withheld	2,279,867,852.30	4.853
TOTAL	46,974,208,666.17	100.000
Michael E. Wiley
Affirmative	44,686,513,174.78	95.130
Withheld	2,287,695,491.39	4.870
TOTAL	46,974,208,666.17	100.000
PROPOSAL 5

Shareholder proposal for Fidelity Canada Fund concerning "oversight procedures to screen out investments in companies that, in the judgement of the Board, substantially contribute to genocide, patterns of extraordinary and egregious violations of human rights, or crimes against humanity."

	# of Votes	% of Votes
Affirmative	545,276,762.04	23.721
Against	1,445,066,492.42	62.863
Abstain	112,739,966.65	4.905
Broker Non-Votes	195,653,438.02	8.511
TOTAL	2,298,736,659.13	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

Emerging Markets Fund, Japan Fund, Pacific Basin Fund

Brown Brothers Harriman & Co.
Boston, MA

China Region Fund, Latin America Fund, Nordic Fund

Mellon Bank, N.A.
Pittsburgh, PA

Canada Fund, Europe Fund

The Northern Trust Company
Chicago, IL

Europe Capital Appreciation Fund, Japan Smaller Companies Fund, Southeast Asia Fund

Fidelity's International Equity Funds

Aggressive International Fund

Canada Fund

China Region Fund

Diversified International Fund

Emerging Markets Fund

Europe Fund

Europe Capital Appreciation Fund

Global Balanced Fund

International Discovery Fund

International Growth Fund

International Small Cap Fund

International Small Cap Opportunities Fund

International Value Fund

Japan Fund

Japan Smaller Companies Fund

Latin America Fund

Nordic Fund

Overseas Fund

Pacific Basin Fund

Southeast Asia Fund

Total International Equity

Worldwide Fund

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
www.fidelity.com

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and Account Assistance 1-800-544-6666

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TIF-USAN-0608
1.784917.105

Fidelity Advisor
Canada Fund
Class A, Class T, Class B and Class C

Class A, Class T, Class B and Class C
are classes of Fidelity® Canada Fund

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Canada

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on redemptions of Canada, Europe, and Pacific Basin shares purchased prior to October 12, 1990, and redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 918.60	$ 6.25
HypotheticalA	$ 1,000.00	$ 1,018.35	$ 6.57
Class T
Actual	$ 1,000.00	$ 917.20	$ 7.58
HypotheticalA	$ 1,000.00	$ 1,016.96	$ 7.97
Class B
Actual	$ 1,000.00	$ 915.00	$ 10.00
HypotheticalA	$ 1,000.00	$ 1,014.42	$ 10.52
Class C
Actual	$ 1,000.00	$ 914.90	$ 9.95
HypotheticalA	$ 1,000.00	$ 1,014.47	$ 10.47
Canada
Actual	$ 1,000.00	$ 919.90	$ 4.77
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Institutional Class
Actual	$ 1,000.00	$ 919.60	$ 5.15
HypotheticalA	$ 1,000.00	$ 1,019.49	$ 5.42

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Annualized Expense Ratio
Class A	1.31%
Class T	1.59%
Class B	2.10%
Class C	2.09%
Canada	1.00%
Institutional Class	1.08%

Semiannual Report

Canada

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2008
Canada	92.0%
United States of America	8.0%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2007
Canada	94.9%
United States of America	5.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	91.9	96.1
Short-Term Investments and Net Other Assets	8.1	3.9
Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
EnCana Corp. (Oil, Gas & Consumable Fuels)	5.0	3.2
Potash Corp. of Saskatchewan, Inc. (Chemicals)	5.0	3.7
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	4.9	4.7
Research In Motion Ltd. (Communications Equipment)	4.4	4.8
Toronto-Dominion Bank (Commercial Banks)	4.4	3.9
Manulife Financial Corp. (Insurance)	4.2	4.5
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	3.9	3.5
Royal Bank of Canada (Commercial Banks)	3.5	4.0
SNC-Lavalin Group, Inc. (Construction & Engineering)	3.5	3.6
TransCanada Corp. (Oil, Gas & Consumable Fuels)	3.3	3.2
	42.1
Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	27.9	25.6
Financials	21.2	23.7
Materials	14.8	10.9
Industrials	9.2	10.3
Information Technology	6.9	9.5
Telecommunication Services	4.9	6.3
Consumer Discretionary	3.5	6.3
Consumer Staples	3.2	3.4
Health Care	0.3	0.1

Semiannual Report

Canada

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.9%
	Shares	Value
CONSUMER DISCRETIONARY - 3.5%
Hotels, Restaurants & Leisure - 0.6%
Great Canadian Gaming Corp. (a)	1,200,000	$ 12,094,132
Tim Hortons, Inc.	500,000	17,175,000
		29,269,132
Media - 2.0%
Aeroplan Income Fund	650,000	9,842,617
Corus Entertainment, Inc. Class B (non-vtg.)	975,000	18,733,244
Quebecor, Inc. Class B (sub. vtg.)	1,000,000	28,467,878
Thomson Reuters Corp.	500,000	18,518,519
Yellow Pages Income Fund (d)	2,000,000	21,785,324
		97,347,582
Textiles, Apparel & Luxury Goods - 0.9%
Gildan Activewear, Inc. (a)	1,850,000	47,411,876
TOTAL CONSUMER DISCRETIONARY		174,028,590
CONSUMER STAPLES - 3.2%
Food & Staples Retailing - 2.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,300,000	18,020,058
Metro, Inc. Class A (sub. vtg.)	500,000	12,113,991
Shoppers Drug Mart Corp.	1,350,000	71,300,268
		101,434,317
Food Products - 1.2%
Saskatchewan Wheat Pl, Inc.(OLD) (a)(e)	1,273,500	17,412,466
Viterra, Inc. (a)(f)	2,929,300	40,052,091
		57,464,557
TOTAL CONSUMER STAPLES		158,898,874
ENERGY - 27.9%
Energy Equipment & Services - 0.3%
Flint Energy Services Ltd. (a)	650,000	14,528,349
Oil, Gas & Consumable Fuels - 27.6%
Birchcliff Energy Ltd. (a)	500,000	5,461,225
Cameco Corp.	1,900,000	66,050,045
Canadian Natural Resources Ltd.	2,250,000	191,130,474
Canadian Oil Sands Trust	2,700,000	121,260,054
Duvernay Oil Corp. (a)	350,000	16,705,888
Enbridge, Inc.	300,000	12,338,397
EnCana Corp.	3,050,000	246,065,434
Husky Energy, Inc.	1,400,000	63,223,116
Keyera Facilities Income Fund	1,700,000	35,363,916
Nexen, Inc.	1,150,000	39,852,050
Niko Resources Ltd.	550,000	49,697,150
Niko Resources Ltd. (e)	20,000	1,807,169
Petro-Canada	1,000,000	50,104,260
Suncor Energy, Inc.	2,150,000	242,624,864

	Shares	Value
Talisman Energy, Inc.	2,750,000	$ 55,622,580
TransCanada Corp.	4,350,000	159,383,378
		1,356,690,000
TOTAL ENERGY		1,371,218,349
FINANCIALS - 21.2%
Capital Markets - 0.3%
CI Financial Income Fund (d)	600,000	13,369,080
Commercial Banks - 12.2%
Bank of Montreal (d)	1,909,300	94,981,561
Canadian Imperial Bank of Commerce	850,000	62,600,040
National Bank of Canada	1,050,000	56,018,767
Royal Bank of Canada	3,600,000	171,653,262
Toronto-Dominion Bank	3,250,000	213,342,766
		598,596,396
Diversified Financial Services - 0.7%
Onex Corp. (sub. vtg.)	400,000	12,542,945
TSX Group, Inc.	500,000	21,000,894
		33,543,839
Insurance - 6.3%
ING Canada, Inc.	550,000	21,353,391
Manulife Financial Corp.	5,300,000	207,189,951
Power Corp. of Canada (sub. vtg.)	1,350,000	47,345,845
Sun Life Financial, Inc.	750,000	36,260,054
		312,149,241
Real Estate Management & Development - 1.7%
Brookfield Asset Management, Inc. Class A (d)	1,950,000	63,605,898
Brookfield Properties Corp.	1,000,000	20,130,007
		83,735,905
TOTAL FINANCIALS		1,041,394,461
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.3%
Noveko International, Inc. (a)	2,150,000	12,915,798
INDUSTRIALS - 9.2%
Aerospace & Defense - 3.4%
Bombardier, Inc. Class B (sub. vtg.) (a)	20,000,000	131,069,407
CAE, Inc.	2,800,000	32,139,807
Mecachrome International, Inc. (a)(e)	400,000	2,951,048
		166,160,262
Commercial Services & Supplies - 0.4%
Garda World Security Corp. (a)	1,100,000	18,404,329
Construction & Engineering - 3.5%
SNC-Lavalin Group, Inc.	3,400,000	170,523,285
Road & Rail - 1.0%
Canadian National Railway Co.	400,000	20,947,274
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Canadian Pacific Railway Ltd.	350,000	$ 24,111,806
TransForce Income Fund	800,000	6,060,967
		51,120,047
Trading Companies & Distributors - 0.9%
Finning International, Inc.	1,500,000	44,608,281
TOTAL INDUSTRIALS		450,816,204
INFORMATION TECHNOLOGY - 6.9%
Communications Equipment - 4.4%
Research In Motion Ltd. (a)	1,775,000	215,893,262
Internet Software & Services - 1.5%
Google, Inc. Class A (sub. vtg.) (a)	80,000	45,943,200
Open Text Corp. (a)(d)	700,000	25,849,469
		71,792,669
IT Services - 0.6%
CGI Group, Inc. Class A (sub. vtg.) (a)	2,606,300	30,356,369
Software - 0.4%
MacDonald Dettwiler & Associates Ltd. (a)	450,000	18,319,929
TOTAL INFORMATION TECHNOLOGY		336,362,229
MATERIALS - 14.8%
Chemicals - 6.5%
Agrium, Inc.	575,000	45,213,236
Monsanto Co.	265,000	30,215,300
Potash Corp. of Saskatchewan, Inc.	1,325,000	243,733,757
		319,162,293
Metals & Mining - 8.3%
B2Gold Corp.	3,597,200	4,857,702
Barrick Gold Corp.	1,750,000	67,264,919
Eldorado Gold Corp. (a)	2,071,500	14,130,876
Fording Canadian Coal Trust	800,000	49,297,984
Goldcorp, Inc.	3,500,000	124,451,395
Harry Winston Diamond Corp.	400,000	11,851,852
Kinross Gold Corp.	2,750,000	51,963,559
Orezone Resources, Inc. Class A (a)	10,000,000	12,908,351
Shore Gold, Inc. (a)	3,300,000	11,927,316
Yamana Gold, Inc.	4,500,000	57,685,433
		406,339,387
TOTAL MATERIALS		725,501,680
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 1.8%
BCE, Inc.	2,350,000	85,870,321

	Shares	Value
Wireless Telecommunication Services - 3.1%
American Tower Corp. Class A (a)	325,000	$ 14,111,500
Rogers Communications, Inc. Class B (non-vtg.)	3,150,000	140,156,390
		154,267,890
TOTAL TELECOMMUNICATION SERVICES		240,138,211
TOTAL COMMON STOCKS (Cost $3,176,731,324)		4,511,274,396
Government Obligations - 2.4%
Principal Amount
Canadian Government Treasury Bills 2.0184% to 3.4108% 5/1/08 to 8/7/08 (Cost $116,290,595)	CAD	117,250,000	115,993,129
Money Market Funds - 7.8%
	Shares
Fidelity Cash Central Fund, 2.51% (b)	300,193,911	300,193,911
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	85,656,200	85,656,200
TOTAL MONEY MARKET FUNDS (Cost $385,850,111)		385,850,111
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $3,678,872,030)		5,013,117,636
NET OTHER ASSETS - (2.1)%		(101,932,019)
NET ASSETS - 100%		$ 4,911,185,617
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,170,683 or 0.5% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,007,242
Fidelity Securities Lending Cash Central Fund	2,885,493
Total	$ 6,892,735

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Canada

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $85,568,057) - See accompanying schedule: Unaffiliated issuers (cost $3,293,021,919)	$ 4,627,267,525
Fidelity Central Funds (cost $385,850,111)	385,850,111
Total Investments (cost $3,678,872,030)		$ 5,013,117,636
Cash		60,570
Foreign currency held at value (cost $1,697,900)		1,697,900
Receivable for investments sold		56,793,594
Receivable for fund shares sold		10,248,823
Dividends receivable		4,322,036
Distributions receivable from Fidelity Central Funds		938,134
Prepaid expenses		9,125
Other receivables		281,808
Total assets		5,087,469,626

Liabilities
Payable for investments purchased Regular delivery	$ 76,158,454
Delayed delivery	5,568,261
Payable for fund shares redeemed	5,066,667
Accrued management fee	2,791,729
Distribution fees payable	37,132
Other affiliated payables	929,130
Other payables and accrued expenses	76,436
Collateral on securities loaned, at value	85,656,200
Total liabilities		176,284,009

Net Assets		$ 4,911,185,617
Net Assets consist of:
Paid in capital		$ 3,500,494,190
Undistributed net investment income		15,350,159
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		61,000,449
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,334,340,819
Net Assets		$ 4,911,185,617

Statement of Assets and Liabilities - continued

April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($52,597,988 ÷ 865,983 shares)	$ 60.74

Maximum offering price per share (100/94.25 of $60.74)	$ 64.45
Class T: Net Asset Value and redemption price per share ($19,073,585 ÷ 314,399 shares)	$ 60.67

Maximum offering price per share (100/96.50 of $60.67)	$ 62.87
Classs B: Net Asset Value and offering price per share ($5,685,083 ÷ 93,939 shares)A	$ 60.52

Class C: Net Asset Value and offering price per share ($19,109,563 ÷ 316,337 shares)A	$ 60.41

Canada: Net Asset Value, offering price and redemption price per share ($4,806,169,704 ÷ 78,889,201 shares)	$ 60.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,549,694 ÷ 140,512 shares)	$ 60.85

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 41,044,770
Interest		1,706,622
Income from Fidelity Central Funds (including $2,885,493 from security lending)		6,892,735
		49,644,127
Less foreign taxes withheld		(6,132,720)
Total income		43,511,407

Expenses
Management fee Basic fee	$ 16,159,107
Performance adjustment	396,724
Transfer agent fees	4,746,520
Distribution fees	171,804
Accounting and security lending fees	778,178
Custodian fees and expenses	50,424
Independent trustees' compensation	9,330
Registration fees	195,360
Audit	36,788
Legal	7,346
Miscellaneous	493,337
Total expenses before reductions	23,044,918
Expense reductions	(613,344)	22,431,574
Net investment income (loss)		21,079,833
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	70,426,145
Foreign currency transactions	(990,931)
Total net realized gain (loss)		69,435,214
Change in net unrealized appreciation (depreciation) on: Investment securities	(504,886,479)
Assets and liabilities in foreign currencies	(71,403)
Total change in net unrealized appreciation (depreciation)		(504,957,882)
Net gain (loss)		(435,522,668)
Net increase (decrease) in net assets resulting from operations		$ (414,442,835)

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,079,833	$ 33,178,201
Net realized gain (loss)	69,435,214	272,277,024
Change in net unrealized appreciation (depreciation)	(504,957,882)	1,120,719,255
Net increase (decrease) in net assets resulting from operations	(414,442,835)	1,426,174,480
Distributions to shareholders from net investment income	(28,915,997)	(22,989,617)
Distributions to shareholders from net realized gain	(235,022,796)	(65,775,827)
Total distributions	(263,938,793)	(88,765,444)
Share transactions - net increase (decrease)	645,085,631	467,056,549
Redemption fees	1,537,407	1,551,369
Total increase (decrease) in net assets	(31,758,590)	1,806,016,954

Net Assets
Beginning of period	4,942,944,207	3,136,927,253
End of period (including undistributed net investment income of $15,350,159 and undistributed net investment income of $26,450,845, respectively)	$ 4,911,185,617	$ 4,942,944,207

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2008

Year ended October 31,

(Unaudited)

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 70.16	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.18	.19
Net realized and unrealized gain (loss)	(5.94)	15.96
Total from investment operations	(5.76)	16.15
Distributions from net investment income	(.41)	-
Distributions from net realized gain	(3.27)	-
Total distributions	(3.68)	-
Redemption fees added to paid in capital E	.02	.01
Net asset value, end of period	$ 60.74	$ 70.16
Total Return B, C, D	(8.14)%	29.93%
Ratios to Average Net Assets F, I
Expenses before reductions	1.31% A	1.23% A
Expenses net of fee waivers, if any	1.31% A	1.23% A
Expenses net of all reductions	1.29% A	1.22% A
Net investment income (loss)	.62% A	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,598	$ 20,912
Portfolio turnover rate G	44% A	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Six months ended April 30, 2008

Year ended October 31,

(Unaudited)

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 70.09	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.10	.09
Net realized and unrealized gain (loss)	(5.94)	15.99
Total from investment operations	(5.84)	16.08
Distributions from net investment income	(.33)	-
Distributions from net realized gain	(3.27)	-
Total distributions	(3.60)	-
Redemption fees added to paid in capital E	.02	.01
Net asset value, end of period	$ 60.67	$ 70.09
Total Return B, C, D	(8.28)%	29.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.59% A	1.48% A
Expenses net of fee waivers, if any	1.59% A	1.48% A
Expenses net of all reductions	1.56% A	1.47% A
Net investment income (loss)	.34% A	.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,074	$ 14,522
Portfolio turnover rate G	44% A	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2008

Year ended October 31,

(Unaudited)

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 69.88	$ 54.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.06)
Net realized and unrealized gain (loss)	(5.92)	15.93
Total from investment operations	(5.97)	15.87
Distributions from net investment income	(.14)	-
Distributions from net realized gain	(3.27)	-
Total distributions	(3.41)	-
Redemption fees added to paid in capital E	.02	.01
Net asset value, end of period	$ 60.52	$ 69.88
Total Return B, C, D	(8.50)%	29.41%
Ratios to Average Net Assets F, I
Expenses before reductions	2.10% A	2.00% A
Expenses net of fee waivers, if any	2.10% A	2.00% A
Expenses net of all reductions	2.08% A	1.99% A
Net investment income (loss)	(.18)% A	(.21)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,685	$ 4,078
Portfolio turnover rate G	44% A	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Six months ended April 30, 2008

Year ended October 31,

(Unaudited)

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 69.91	$ 54.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.04)
Net realized and unrealized gain (loss)	(5.93)	15.94
Total from investment operations	(5.98)	15.90
Distributions from net investment income	(.27)	-
Distributions from net realized gain	(3.27)	-
Total distributions	(3.54)	-
Redemption fees added to paid in capital E	.02	.01
Net asset value, end of period	$ 60.41	$ 69.91
Total Return B, C, D	(8.51)%	29.46%
Ratios to Average Net Assets F, I
Expenses before reductions	2.09% A	1.99% A
Expenses net of fee waivers, if any	2.09% A	1.99% A
Expenses net of all reductions	2.07% A	1.97% A
Net investment income (loss)	(.16)% A	(.15)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,110	$ 8,752
Portfolio turnover rate G	44% A	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Canada

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 70.25	$ 49.48	$ 39.14	$ 31.87	$ 25.13	$ 17.52
Income from Investment Operations
Net investment income (loss) D	.28	.52	.34	.20	.10	.05
Net realized and unrealized gain (loss)	(5.96)	21.62	10.15	7.12	6.74	7.58
Total from investment operations	(5.68)	22.14	10.49	7.32	6.84	7.63
Distributions from net investment income	(.40)	(.36)	(.16)	(.08)	(.13)	(.04)
Distributions from net realized gain	(3.27)	(1.03)	(.01)	-	-	-
Total distributions	(3.67)	(1.39)	(.17)	(.08)	(.13)	(.04)
Redemption fees added to paid in capital D	.02	.02	.02	.03	.03	.02
Net asset value, end of period	$ 60.92	$ 70.25	$ 49.48	$ 39.14	$ 31.87	$ 25.13
Total Return B, C	(8.01)%	46.03%	26.93%	23.11%	27.45%	43.75%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00% A	.96%	1.00%	1.08%	1.20%	1.42%
Expenses net of fee waivers, if any	1.00% A	.96%	1.00%	1.08%	1.20%	1.42%
Expenses net of all reductions	.97% A	.94%	.97%	1.04%	1.15%	1.37%
Net investment income (loss)	.93% A	.94%	.74%	.55%	.34%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,806,170	$ 4,890,617	$ 3,136,927	$ 1,722,516	$ 413,319	$ 167,205
Portfolio turnover rate F	44% A	42%	50%	24%	47%	52%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Six months ended April 30, 2008

Year ended October 31,

(Unaudited)

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 70.25	$ 54.00
Income from Investment Operations
Net investment income (loss) D	.25	.25
Net realized and unrealized gain (loss)	(5.95)	15.99
Total from investment operations	(5.70)	16.24
Distributions from net investment income	(.45)	-
Distributions from net realized gain	(3.27)	-
Total distributions	(3.72)	-
Redemption fees added to paid in capital D	.02	.01
Net asset value, end of period	$ 60.85	$ 70.25
Total Return B, C	(8.04)%	30.09%
Ratios to Average Net Assets E, H
Expenses before reductions	1.08% A	1.01% A
Expenses net of fee waivers, if any	1.08% A	1.01% A
Expenses net of all reductions	1.06% A	.99% A
Net investment income (loss)	.84% A	.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,550	$ 4,064
Portfolio turnover rate F	44% A	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Canada, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,421,686,383
Unrealized depreciation	(100,120,630)
Net unrealized appreciation (depreciation)	$ 1,321,565,753
Cost for federal income tax purposes	$ 3,691,551,883

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,140,888,956 and $954,292,711, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Canada as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 43,284	$ 5,713
Class T	.25%	.25%	39,648	20,174
Class B	.75%	.25%	22,057	16,693
Class C	.75%	.25%	66,815	49,702
			$ 171,804	$ 92,282

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 72,897
Class T	13,102
Class B*	34,219
Class C*	2,685
$ 122,903

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the transfer agent for Canada shares. For the period, each class paid the following Transfer Agent fees:

	Amount	% of Average Net Assets*
Class A	$ 46,554.27
Class T	23,378.29
Class B	6,926.31
Class C	20,049.30
Canada	4,640,831.21
Institutional Class	8,782.29
	$ 4,746,520

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $672 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4,422 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $527,691 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11,047. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Canada	$ 26,286

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $1,279, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 171,585	$ -
Class T	73,871	-
Class B	8,835	-
Class C	45,389	-
Canada	28,579,266	22,989,617
Institutional Class	37,051	-
Total	$ 28,915,997	$ 22,989,617
From net realized gain
Class A	$ 1,361,853	$ -
Class T	736,454	-
Class B	209,359	-
Class C	549,710	-
Canada	231,896,182	65,775,827
Institutional Class	269,238	-
Total	$ 235,022,796	$ 65,775,827

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007 A	Six months ended April 30, 2008	Year ended October 31, 2007 A
Class A
Shares sold	636,213	308,956	$ 38,175,349	$ 19,422,841
Reinvestment of distributions	24,107	-	1,454,159	-
Shares redeemed	(92,388)	(10,905)	(5,408,855)	(645,019)
Net increase (decrease)	567,932	298,051	$ 34,220,653	$ 18,777,822
Class T
Shares sold	121,396	208,648	$ 7,310,644	$ 12,838,431
Reinvestment of distributions	13,224	-	797,554	-
Shares redeemed	(27,415)	(1,454)	(1,625,445)	(89,047)
Net increase (decrease)	107,205	207,194	$ 6,482,753	$ 12,749,384
Classs B
Shares sold	60,299	110,050	$ 3,610,337	$ 6,654,427
Reinvestment of distributions	2,917	-	175,839	-
Shares redeemed	(27,631)	(51,696)	(1,600,252)	(3,069,986)
Net increase (decrease)	35,585	58,354	$ 2,185,924	$ 3,584,441
Class C
Shares sold	210,880	134,518	$ 12,616,550	$ 8,317,609
Reinvestment of distributions	8,472	-	509,854	-
Shares redeemed	(28,197)	(9,336)	(1,650,968)	(570,425)
Net increase (decrease)	191,155	125,182	$ 11,475,436	$ 7,747,184
Canada
Shares sold	18,611,036	32,853,429	$ 1,127,145,321	$ 1,882,759,894
Reinvestment of distributions	3,970,250	1,757,370	239,922,208	85,654,201
Shares redeemed	(13,309,305)	(28,386,777)	(781,375,050)	(1,547,811,990)
Net increase (decrease)	9,271,981	6,224,022	$ 585,692,479	$ 420,602,105
Institutional Class
Shares sold	100,939	61,781	$ 6,095,406	$ 3,830,515
Reinvestment of distributions	4,721	-	285,066	-
Shares redeemed	(22,992)	(3,937)	(1,352,086)	(234,902)
Net increase (decrease)	82,668	57,844	$ 5,028,386	$ 3,595,613

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on December 13, 2007. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to reduce the required quorum for shareholder meetings.A
	# of Votes	% of Votes
Affirmative	45,014,793,255.82	80.372
Against	6,871,112,667.08	12.268
Abstain	2,163,456,438.02	3.863
Broker Non-Votes	1,958,633,563.89	3.497
TOTAL	56,007,995,924.81	100.000
PROPOSAL 2
To elect the nominees specified below as Trustees.A
James C. Curvey
Affirmative	53,384,952,361.03	95.317
Withheld	2,623,043,563.78	4.683
TOTAL	56,007,995,924.81	100.000
Dennis J. Dirks
Affirmative	53,595,104,608.67	95.692
Withheld	2,412,891,316.14	4.308
TOTAL	56,007,995,924.81	100.000
Albert R. Gamper, Jr.
Affirmative	53,570,235,221.69	95.647
Withheld	2,437,760,703.12	4.353
TOTAL	56,007,995,924.81	100.000
George H. Heilmeier
Affirmative	53,166,350,588.50	94.926
Withheld	2,841,645,336.31	5.074
TOTAL	56,007,995,924.81	100.000
Edward C. Johnson 3d
Affirmative	53,230,508,654.93	95.041
Withheld	2,777,487,269.88	4.959
TOTAL	56,007,995,924.81	100.000
James H. Keyes
Affirmative	53,549,161,456.52	95.610
Withheld	2,458,834,468.29	4.390
TOTAL	56,007,995,924.81	100.000
Marie L. Knowles
Affirmative	53,543,925,066.86	95.601
Withheld	2,464,070,857.95	4.399
TOTAL	56,007,995,924.81	100.000
Ned C. Lautenbach
Affirmative	53,547,116,322.50	95.606
Withheld	2,460,879,602.31	4.394
TOTAL	56,007,995,924.81	100.000
Cornelia M. Small
Affirmative	53,564,793,514.25	95.638
Withheld	2,443,202,410.56	4.362
TOTAL	56,007,995,924.81	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	53,426,544,502.76	95.391
Withheld	2,581,451,422.05	4.609
TOTAL	56,007,995,924.81	100.000
Kenneth L. Wolfe
Affirmative	53,229,881,790.63	95.040
Withheld	2,778,114,134.18	4.960
TOTAL	56,007,995,924.81	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	44,485,656,811.55	94.702
Withheld	2,488,551,854.62	5.298
TOTAL	46,974,208,666.17	100.000
Dennis J. Dirks
Affirmative	44,706,671,638.31	95.173
Withheld	2,267,537,027.86	4.827
TOTAL	46,974,208,666.17	100.000
Edward C. Johnson 3d
Affirmative	44,294,881,638.16	94.296
Withheld	2,679,327,028.01	5.704
TOTAL	46,974,208,666.17	100.000
Alan J. Lacy
Affirmative	44,685,373,413.16	95.127
Withheld	2,288,835,253.01	4.873
TOTAL	46,974,208,666.17	100.000
Ned C. Lautenbach
Affirmative	44,634,541,379.41	95.019
Withheld	2,339,667,286.76	4.981
TOTAL	46,974,208,666.17	100.000
Joseph Mauriello
Affirmative	44,683,962,099.80	95.124
Withheld	2,290,246,566.37	4.876
TOTAL	46,974,208,666.17	100.000
Cornelia M. Small
Affirmative	44,671,688,375.36	95.098
Withheld	2,302,520,290.81	4.902
TOTAL	46,974,208,666.17	100.000
William S. Stavropoulos
Affirmative	44,465,262,087.61	94.659
Withheld	2,508,946,578.56	5.341
TOTAL	46,974,208,666.17	100.000
David M. Thomas
Affirmative	44,694,340,813.87	95.147
Withheld	2,279,867,852.30	4.853
TOTAL	46,974,208,666.17	100.000
Michael E. Wiley
Affirmative	44,686,513,174.78	95.130
Withheld	2,287,695,491.39	4.870
TOTAL	46,974,208,666.17	100.000
PROPOSAL 5

Shareholder proposal for Fidelity Canada Fund concerning "oversight procedures to screen out investments in companies that, in the judgement of the Board, substantially contribute to genocide, patterns of extraordinary and egregious violations of human rights, or crimes against humanity."

	# of Votes	% of Votes
Affirmative	545,276,762.04	23.721
Against	1,445,066,492.42	62.863
Abstain	112,739,966.65	4.905
Broker Non-Votes	195,653,438.02	8.511
TOTAL	2,298,736,659.13	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K. Limited)

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

ACAN-USAN-0608
1.843167.100

Fidelity Advisor
Canada Fund
Institutional Class

Institutional Class is a class of
Fidelity® Canada Fund

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Canada

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on redemptions of Canada, Europe, and Pacific Basin shares purchased prior to October 12, 1990, and redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 918.60	$ 6.25
HypotheticalA	$ 1,000.00	$ 1,018.35	$ 6.57
Class T
Actual	$ 1,000.00	$ 917.20	$ 7.58
HypotheticalA	$ 1,000.00	$ 1,016.96	$ 7.97
Class B
Actual	$ 1,000.00	$ 915.00	$ 10.00
HypotheticalA	$ 1,000.00	$ 1,014.42	$ 10.52
Class C
Actual	$ 1,000.00	$ 914.90	$ 9.95
HypotheticalA	$ 1,000.00	$ 1,014.47	$ 10.47
Canada
Actual	$ 1,000.00	$ 919.90	$ 4.77
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Institutional Class
Actual	$ 1,000.00	$ 919.60	$ 5.15
HypotheticalA	$ 1,000.00	$ 1,019.49	$ 5.42

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Annualized Expense Ratio
Class A	1.31%
Class T	1.59%
Class B	2.10%
Class C	2.09%
Canada	1.00%
Institutional Class	1.08%

Semiannual Report

Canada

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2008
Canada	92.0%
United States of America	8.0%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2007
Canada	94.9%
United States of America	5.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	91.9	96.1
Short-Term Investments and Net Other Assets	8.1	3.9
Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
EnCana Corp. (Oil, Gas & Consumable Fuels)	5.0	3.2
Potash Corp. of Saskatchewan, Inc. (Chemicals)	5.0	3.7
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	4.9	4.7
Research In Motion Ltd. (Communications Equipment)	4.4	4.8
Toronto-Dominion Bank (Commercial Banks)	4.4	3.9
Manulife Financial Corp. (Insurance)	4.2	4.5
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	3.9	3.5
Royal Bank of Canada (Commercial Banks)	3.5	4.0
SNC-Lavalin Group, Inc. (Construction & Engineering)	3.5	3.6
TransCanada Corp. (Oil, Gas & Consumable Fuels)	3.3	3.2
	42.1
Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	27.9	25.6
Financials	21.2	23.7
Materials	14.8	10.9
Industrials	9.2	10.3
Information Technology	6.9	9.5
Telecommunication Services	4.9	6.3
Consumer Discretionary	3.5	6.3
Consumer Staples	3.2	3.4
Health Care	0.3	0.1

Semiannual Report

Canada

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.9%
	Shares	Value
CONSUMER DISCRETIONARY - 3.5%
Hotels, Restaurants & Leisure - 0.6%
Great Canadian Gaming Corp. (a)	1,200,000	$ 12,094,132
Tim Hortons, Inc.	500,000	17,175,000
		29,269,132
Media - 2.0%
Aeroplan Income Fund	650,000	9,842,617
Corus Entertainment, Inc. Class B (non-vtg.)	975,000	18,733,244
Quebecor, Inc. Class B (sub. vtg.)	1,000,000	28,467,878
Thomson Reuters Corp.	500,000	18,518,519
Yellow Pages Income Fund (d)	2,000,000	21,785,324
		97,347,582
Textiles, Apparel & Luxury Goods - 0.9%
Gildan Activewear, Inc. (a)	1,850,000	47,411,876
TOTAL CONSUMER DISCRETIONARY		174,028,590
CONSUMER STAPLES - 3.2%
Food & Staples Retailing - 2.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,300,000	18,020,058
Metro, Inc. Class A (sub. vtg.)	500,000	12,113,991
Shoppers Drug Mart Corp.	1,350,000	71,300,268
		101,434,317
Food Products - 1.2%
Saskatchewan Wheat Pl, Inc.(OLD) (a)(e)	1,273,500	17,412,466
Viterra, Inc. (a)(f)	2,929,300	40,052,091
		57,464,557
TOTAL CONSUMER STAPLES		158,898,874
ENERGY - 27.9%
Energy Equipment & Services - 0.3%
Flint Energy Services Ltd. (a)	650,000	14,528,349
Oil, Gas & Consumable Fuels - 27.6%
Birchcliff Energy Ltd. (a)	500,000	5,461,225
Cameco Corp.	1,900,000	66,050,045
Canadian Natural Resources Ltd.	2,250,000	191,130,474
Canadian Oil Sands Trust	2,700,000	121,260,054
Duvernay Oil Corp. (a)	350,000	16,705,888
Enbridge, Inc.	300,000	12,338,397
EnCana Corp.	3,050,000	246,065,434
Husky Energy, Inc.	1,400,000	63,223,116
Keyera Facilities Income Fund	1,700,000	35,363,916
Nexen, Inc.	1,150,000	39,852,050
Niko Resources Ltd.	550,000	49,697,150
Niko Resources Ltd. (e)	20,000	1,807,169
Petro-Canada	1,000,000	50,104,260
Suncor Energy, Inc.	2,150,000	242,624,864

	Shares	Value
Talisman Energy, Inc.	2,750,000	$ 55,622,580
TransCanada Corp.	4,350,000	159,383,378
		1,356,690,000
TOTAL ENERGY		1,371,218,349
FINANCIALS - 21.2%
Capital Markets - 0.3%
CI Financial Income Fund (d)	600,000	13,369,080
Commercial Banks - 12.2%
Bank of Montreal (d)	1,909,300	94,981,561
Canadian Imperial Bank of Commerce	850,000	62,600,040
National Bank of Canada	1,050,000	56,018,767
Royal Bank of Canada	3,600,000	171,653,262
Toronto-Dominion Bank	3,250,000	213,342,766
		598,596,396
Diversified Financial Services - 0.7%
Onex Corp. (sub. vtg.)	400,000	12,542,945
TSX Group, Inc.	500,000	21,000,894
		33,543,839
Insurance - 6.3%
ING Canada, Inc.	550,000	21,353,391
Manulife Financial Corp.	5,300,000	207,189,951
Power Corp. of Canada (sub. vtg.)	1,350,000	47,345,845
Sun Life Financial, Inc.	750,000	36,260,054
		312,149,241
Real Estate Management & Development - 1.7%
Brookfield Asset Management, Inc. Class A (d)	1,950,000	63,605,898
Brookfield Properties Corp.	1,000,000	20,130,007
		83,735,905
TOTAL FINANCIALS		1,041,394,461
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.3%
Noveko International, Inc. (a)	2,150,000	12,915,798
INDUSTRIALS - 9.2%
Aerospace & Defense - 3.4%
Bombardier, Inc. Class B (sub. vtg.) (a)	20,000,000	131,069,407
CAE, Inc.	2,800,000	32,139,807
Mecachrome International, Inc. (a)(e)	400,000	2,951,048
		166,160,262
Commercial Services & Supplies - 0.4%
Garda World Security Corp. (a)	1,100,000	18,404,329
Construction & Engineering - 3.5%
SNC-Lavalin Group, Inc.	3,400,000	170,523,285
Road & Rail - 1.0%
Canadian National Railway Co.	400,000	20,947,274
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Canadian Pacific Railway Ltd.	350,000	$ 24,111,806
TransForce Income Fund	800,000	6,060,967
		51,120,047
Trading Companies & Distributors - 0.9%
Finning International, Inc.	1,500,000	44,608,281
TOTAL INDUSTRIALS		450,816,204
INFORMATION TECHNOLOGY - 6.9%
Communications Equipment - 4.4%
Research In Motion Ltd. (a)	1,775,000	215,893,262
Internet Software & Services - 1.5%
Google, Inc. Class A (sub. vtg.) (a)	80,000	45,943,200
Open Text Corp. (a)(d)	700,000	25,849,469
		71,792,669
IT Services - 0.6%
CGI Group, Inc. Class A (sub. vtg.) (a)	2,606,300	30,356,369
Software - 0.4%
MacDonald Dettwiler & Associates Ltd. (a)	450,000	18,319,929
TOTAL INFORMATION TECHNOLOGY		336,362,229
MATERIALS - 14.8%
Chemicals - 6.5%
Agrium, Inc.	575,000	45,213,236
Monsanto Co.	265,000	30,215,300
Potash Corp. of Saskatchewan, Inc.	1,325,000	243,733,757
		319,162,293
Metals & Mining - 8.3%
B2Gold Corp.	3,597,200	4,857,702
Barrick Gold Corp.	1,750,000	67,264,919
Eldorado Gold Corp. (a)	2,071,500	14,130,876
Fording Canadian Coal Trust	800,000	49,297,984
Goldcorp, Inc.	3,500,000	124,451,395
Harry Winston Diamond Corp.	400,000	11,851,852
Kinross Gold Corp.	2,750,000	51,963,559
Orezone Resources, Inc. Class A (a)	10,000,000	12,908,351
Shore Gold, Inc. (a)	3,300,000	11,927,316
Yamana Gold, Inc.	4,500,000	57,685,433
		406,339,387
TOTAL MATERIALS		725,501,680
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 1.8%
BCE, Inc.	2,350,000	85,870,321

	Shares	Value
Wireless Telecommunication Services - 3.1%
American Tower Corp. Class A (a)	325,000	$ 14,111,500
Rogers Communications, Inc. Class B (non-vtg.)	3,150,000	140,156,390
		154,267,890
TOTAL TELECOMMUNICATION SERVICES		240,138,211
TOTAL COMMON STOCKS (Cost $3,176,731,324)		4,511,274,396
Government Obligations - 2.4%
Principal Amount
Canadian Government Treasury Bills 2.0184% to 3.4108% 5/1/08 to 8/7/08 (Cost $116,290,595)	CAD	117,250,000	115,993,129
Money Market Funds - 7.8%
	Shares
Fidelity Cash Central Fund, 2.51% (b)	300,193,911	300,193,911
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	85,656,200	85,656,200
TOTAL MONEY MARKET FUNDS (Cost $385,850,111)		385,850,111
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $3,678,872,030)		5,013,117,636
NET OTHER ASSETS - (2.1)%		(101,932,019)
NET ASSETS - 100%		$ 4,911,185,617
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,170,683 or 0.5% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,007,242
Fidelity Securities Lending Cash Central Fund	2,885,493
Total	$ 6,892,735

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Canada

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $85,568,057) - See accompanying schedule: Unaffiliated issuers (cost $3,293,021,919)	$ 4,627,267,525
Fidelity Central Funds (cost $385,850,111)	385,850,111
Total Investments (cost $3,678,872,030)		$ 5,013,117,636
Cash		60,570
Foreign currency held at value (cost $1,697,900)		1,697,900
Receivable for investments sold		56,793,594
Receivable for fund shares sold		10,248,823
Dividends receivable		4,322,036
Distributions receivable from Fidelity Central Funds		938,134
Prepaid expenses		9,125
Other receivables		281,808
Total assets		5,087,469,626

Liabilities
Payable for investments purchased Regular delivery	$ 76,158,454
Delayed delivery	5,568,261
Payable for fund shares redeemed	5,066,667
Accrued management fee	2,791,729
Distribution fees payable	37,132
Other affiliated payables	929,130
Other payables and accrued expenses	76,436
Collateral on securities loaned, at value	85,656,200
Total liabilities		176,284,009

Net Assets		$ 4,911,185,617
Net Assets consist of:
Paid in capital		$ 3,500,494,190
Undistributed net investment income		15,350,159
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		61,000,449
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,334,340,819
Net Assets		$ 4,911,185,617

Statement of Assets and Liabilities - continued

April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($52,597,988 ÷ 865,983 shares)	$ 60.74

Maximum offering price per share (100/94.25 of $60.74)	$ 64.45
Class T: Net Asset Value and redemption price per share ($19,073,585 ÷ 314,399 shares)	$ 60.67

Maximum offering price per share (100/96.50 of $60.67)	$ 62.87
Classs B: Net Asset Value and offering price per share ($5,685,083 ÷ 93,939 shares)A	$ 60.52

Class C: Net Asset Value and offering price per share ($19,109,563 ÷ 316,337 shares)A	$ 60.41

Canada: Net Asset Value, offering price and redemption price per share ($4,806,169,704 ÷ 78,889,201 shares)	$ 60.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,549,694 ÷ 140,512 shares)	$ 60.85

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 41,044,770
Interest		1,706,622
Income from Fidelity Central Funds (including $2,885,493 from security lending)		6,892,735
		49,644,127
Less foreign taxes withheld		(6,132,720)
Total income		43,511,407

Expenses
Management fee Basic fee	$ 16,159,107
Performance adjustment	396,724
Transfer agent fees	4,746,520
Distribution fees	171,804
Accounting and security lending fees	778,178
Custodian fees and expenses	50,424
Independent trustees' compensation	9,330
Registration fees	195,360
Audit	36,788
Legal	7,346
Miscellaneous	493,337
Total expenses before reductions	23,044,918
Expense reductions	(613,344)	22,431,574
Net investment income (loss)		21,079,833
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	70,426,145
Foreign currency transactions	(990,931)
Total net realized gain (loss)		69,435,214
Change in net unrealized appreciation (depreciation) on: Investment securities	(504,886,479)
Assets and liabilities in foreign currencies	(71,403)
Total change in net unrealized appreciation (depreciation)		(504,957,882)
Net gain (loss)		(435,522,668)
Net increase (decrease) in net assets resulting from operations		$ (414,442,835)

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,079,833	$ 33,178,201
Net realized gain (loss)	69,435,214	272,277,024
Change in net unrealized appreciation (depreciation)	(504,957,882)	1,120,719,255
Net increase (decrease) in net assets resulting from operations	(414,442,835)	1,426,174,480
Distributions to shareholders from net investment income	(28,915,997)	(22,989,617)
Distributions to shareholders from net realized gain	(235,022,796)	(65,775,827)
Total distributions	(263,938,793)	(88,765,444)
Share transactions - net increase (decrease)	645,085,631	467,056,549
Redemption fees	1,537,407	1,551,369
Total increase (decrease) in net assets	(31,758,590)	1,806,016,954

Net Assets
Beginning of period	4,942,944,207	3,136,927,253
End of period (including undistributed net investment income of $15,350,159 and undistributed net investment income of $26,450,845, respectively)	$ 4,911,185,617	$ 4,942,944,207

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2008

Year ended October 31,

(Unaudited)

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 70.16	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.18	.19
Net realized and unrealized gain (loss)	(5.94)	15.96
Total from investment operations	(5.76)	16.15
Distributions from net investment income	(.41)	-
Distributions from net realized gain	(3.27)	-
Total distributions	(3.68)	-
Redemption fees added to paid in capital E	.02	.01
Net asset value, end of period	$ 60.74	$ 70.16
Total Return B, C, D	(8.14)%	29.93%
Ratios to Average Net Assets F, I
Expenses before reductions	1.31% A	1.23% A
Expenses net of fee waivers, if any	1.31% A	1.23% A
Expenses net of all reductions	1.29% A	1.22% A
Net investment income (loss)	.62% A	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,598	$ 20,912
Portfolio turnover rate G	44% A	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Six months ended April 30, 2008

Year ended October 31,

(Unaudited)

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 70.09	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.10	.09
Net realized and unrealized gain (loss)	(5.94)	15.99
Total from investment operations	(5.84)	16.08
Distributions from net investment income	(.33)	-
Distributions from net realized gain	(3.27)	-
Total distributions	(3.60)	-
Redemption fees added to paid in capital E	.02	.01
Net asset value, end of period	$ 60.67	$ 70.09
Total Return B, C, D	(8.28)%	29.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.59% A	1.48% A
Expenses net of fee waivers, if any	1.59% A	1.48% A
Expenses net of all reductions	1.56% A	1.47% A
Net investment income (loss)	.34% A	.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,074	$ 14,522
Portfolio turnover rate G	44% A	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2008

Year ended October 31,

(Unaudited)

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 69.88	$ 54.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.06)
Net realized and unrealized gain (loss)	(5.92)	15.93
Total from investment operations	(5.97)	15.87
Distributions from net investment income	(.14)	-
Distributions from net realized gain	(3.27)	-
Total distributions	(3.41)	-
Redemption fees added to paid in capital E	.02	.01
Net asset value, end of period	$ 60.52	$ 69.88
Total Return B, C, D	(8.50)%	29.41%
Ratios to Average Net Assets F, I
Expenses before reductions	2.10% A	2.00% A
Expenses net of fee waivers, if any	2.10% A	2.00% A
Expenses net of all reductions	2.08% A	1.99% A
Net investment income (loss)	(.18)% A	(.21)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,685	$ 4,078
Portfolio turnover rate G	44% A	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Six months ended April 30, 2008

Year ended October 31,

(Unaudited)

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 69.91	$ 54.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.04)
Net realized and unrealized gain (loss)	(5.93)	15.94
Total from investment operations	(5.98)	15.90
Distributions from net investment income	(.27)	-
Distributions from net realized gain	(3.27)	-
Total distributions	(3.54)	-
Redemption fees added to paid in capital E	.02	.01
Net asset value, end of period	$ 60.41	$ 69.91
Total Return B, C, D	(8.51)%	29.46%
Ratios to Average Net Assets F, I
Expenses before reductions	2.09% A	1.99% A
Expenses net of fee waivers, if any	2.09% A	1.99% A
Expenses net of all reductions	2.07% A	1.97% A
Net investment income (loss)	(.16)% A	(.15)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,110	$ 8,752
Portfolio turnover rate G	44% A	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Canada

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 70.25	$ 49.48	$ 39.14	$ 31.87	$ 25.13	$ 17.52
Income from Investment Operations
Net investment income (loss) D	.28	.52	.34	.20	.10	.05
Net realized and unrealized gain (loss)	(5.96)	21.62	10.15	7.12	6.74	7.58
Total from investment operations	(5.68)	22.14	10.49	7.32	6.84	7.63
Distributions from net investment income	(.40)	(.36)	(.16)	(.08)	(.13)	(.04)
Distributions from net realized gain	(3.27)	(1.03)	(.01)	-	-	-
Total distributions	(3.67)	(1.39)	(.17)	(.08)	(.13)	(.04)
Redemption fees added to paid in capital D	.02	.02	.02	.03	.03	.02
Net asset value, end of period	$ 60.92	$ 70.25	$ 49.48	$ 39.14	$ 31.87	$ 25.13
Total Return B, C	(8.01)%	46.03%	26.93%	23.11%	27.45%	43.75%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00% A	.96%	1.00%	1.08%	1.20%	1.42%
Expenses net of fee waivers, if any	1.00% A	.96%	1.00%	1.08%	1.20%	1.42%
Expenses net of all reductions	.97% A	.94%	.97%	1.04%	1.15%	1.37%
Net investment income (loss)	.93% A	.94%	.74%	.55%	.34%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,806,170	$ 4,890,617	$ 3,136,927	$ 1,722,516	$ 413,319	$ 167,205
Portfolio turnover rate F	44% A	42%	50%	24%	47%	52%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Six months ended April 30, 2008

Year ended October 31,

(Unaudited)

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 70.25	$ 54.00
Income from Investment Operations
Net investment income (loss) D	.25	.25
Net realized and unrealized gain (loss)	(5.95)	15.99
Total from investment operations	(5.70)	16.24
Distributions from net investment income	(.45)	-
Distributions from net realized gain	(3.27)	-
Total distributions	(3.72)	-
Redemption fees added to paid in capital D	.02	.01
Net asset value, end of period	$ 60.85	$ 70.25
Total Return B, C	(8.04)%	30.09%
Ratios to Average Net Assets E, H
Expenses before reductions	1.08% A	1.01% A
Expenses net of fee waivers, if any	1.08% A	1.01% A
Expenses net of all reductions	1.06% A	.99% A
Net investment income (loss)	.84% A	.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,550	$ 4,064
Portfolio turnover rate F	44% A	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Canada, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,421,686,383
Unrealized depreciation	(100,120,630)
Net unrealized appreciation (depreciation)	$ 1,321,565,753
Cost for federal income tax purposes	$ 3,691,551,883

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,140,888,956 and $954,292,711, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Canada as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 43,284	$ 5,713
Class T	.25%	.25%	39,648	20,174
Class B	.75%	.25%	22,057	16,693
Class C	.75%	.25%	66,815	49,702
			$ 171,804	$ 92,282

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 72,897
Class T	13,102
Class B*	34,219
Class C*	2,685
$ 122,903

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the transfer agent for Canada shares. For the period, each class paid the following Transfer Agent fees:

	Amount	% of Average Net Assets*
Class A	$ 46,554.27
Class T	23,378.29
Class B	6,926.31
Class C	20,049.30
Canada	4,640,831.21
Institutional Class	8,782.29
	$ 4,746,520

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $672 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4,422 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $527,691 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11,047. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Canada	$ 26,286

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $1,279, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 171,585	$ -
Class T	73,871	-
Class B	8,835	-
Class C	45,389	-
Canada	28,579,266	22,989,617
Institutional Class	37,051	-
Total	$ 28,915,997	$ 22,989,617
From net realized gain
Class A	$ 1,361,853	$ -
Class T	736,454	-
Class B	209,359	-
Class C	549,710	-
Canada	231,896,182	65,775,827
Institutional Class	269,238	-
Total	$ 235,022,796	$ 65,775,827

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007 A	Six months ended April 30, 2008	Year ended October 31, 2007 A
Class A
Shares sold	636,213	308,956	$ 38,175,349	$ 19,422,841
Reinvestment of distributions	24,107	-	1,454,159	-
Shares redeemed	(92,388)	(10,905)	(5,408,855)	(645,019)
Net increase (decrease)	567,932	298,051	$ 34,220,653	$ 18,777,822
Class T
Shares sold	121,396	208,648	$ 7,310,644	$ 12,838,431
Reinvestment of distributions	13,224	-	797,554	-
Shares redeemed	(27,415)	(1,454)	(1,625,445)	(89,047)
Net increase (decrease)	107,205	207,194	$ 6,482,753	$ 12,749,384
Classs B
Shares sold	60,299	110,050	$ 3,610,337	$ 6,654,427
Reinvestment of distributions	2,917	-	175,839	-
Shares redeemed	(27,631)	(51,696)	(1,600,252)	(3,069,986)
Net increase (decrease)	35,585	58,354	$ 2,185,924	$ 3,584,441
Class C
Shares sold	210,880	134,518	$ 12,616,550	$ 8,317,609
Reinvestment of distributions	8,472	-	509,854	-
Shares redeemed	(28,197)	(9,336)	(1,650,968)	(570,425)
Net increase (decrease)	191,155	125,182	$ 11,475,436	$ 7,747,184
Canada
Shares sold	18,611,036	32,853,429	$ 1,127,145,321	$ 1,882,759,894
Reinvestment of distributions	3,970,250	1,757,370	239,922,208	85,654,201
Shares redeemed	(13,309,305)	(28,386,777)	(781,375,050)	(1,547,811,990)
Net increase (decrease)	9,271,981	6,224,022	$ 585,692,479	$ 420,602,105
Institutional Class
Shares sold	100,939	61,781	$ 6,095,406	$ 3,830,515
Reinvestment of distributions	4,721	-	285,066	-
Shares redeemed	(22,992)	(3,937)	(1,352,086)	(234,902)
Net increase (decrease)	82,668	57,844	$ 5,028,386	$ 3,595,613

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on December 13, 2007. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to reduce the required quorum for shareholder meetings.A
	# of Votes	% of Votes
Affirmative	45,014,793,255.82	80.372
Against	6,871,112,667.08	12.268
Abstain	2,163,456,438.02	3.863
Broker Non-Votes	1,958,633,563.89	3.497
TOTAL	56,007,995,924.81	100.000
PROPOSAL 2
To elect the nominees specified below as Trustees.A
James C. Curvey
Affirmative	53,384,952,361.03	95.317
Withheld	2,623,043,563.78	4.683
TOTAL	56,007,995,924.81	100.000
Dennis J. Dirks
Affirmative	53,595,104,608.67	95.692
Withheld	2,412,891,316.14	4.308
TOTAL	56,007,995,924.81	100.000
Albert R. Gamper, Jr.
Affirmative	53,570,235,221.69	95.647
Withheld	2,437,760,703.12	4.353
TOTAL	56,007,995,924.81	100.000
George H. Heilmeier
Affirmative	53,166,350,588.50	94.926
Withheld	2,841,645,336.31	5.074
TOTAL	56,007,995,924.81	100.000
Edward C. Johnson 3d
Affirmative	53,230,508,654.93	95.041
Withheld	2,777,487,269.88	4.959
TOTAL	56,007,995,924.81	100.000
James H. Keyes
Affirmative	53,549,161,456.52	95.610
Withheld	2,458,834,468.29	4.390
TOTAL	56,007,995,924.81	100.000
Marie L. Knowles
Affirmative	53,543,925,066.86	95.601
Withheld	2,464,070,857.95	4.399
TOTAL	56,007,995,924.81	100.000
Ned C. Lautenbach
Affirmative	53,547,116,322.50	95.606
Withheld	2,460,879,602.31	4.394
TOTAL	56,007,995,924.81	100.000
Cornelia M. Small
Affirmative	53,564,793,514.25	95.638
Withheld	2,443,202,410.56	4.362
TOTAL	56,007,995,924.81	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	53,426,544,502.76	95.391
Withheld	2,581,451,422.05	4.609
TOTAL	56,007,995,924.81	100.000
Kenneth L. Wolfe
Affirmative	53,229,881,790.63	95.040
Withheld	2,778,114,134.18	4.960
TOTAL	56,007,995,924.81	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	44,485,656,811.55	94.702
Withheld	2,488,551,854.62	5.298
TOTAL	46,974,208,666.17	100.000
Dennis J. Dirks
Affirmative	44,706,671,638.31	95.173
Withheld	2,267,537,027.86	4.827
TOTAL	46,974,208,666.17	100.000
Edward C. Johnson 3d
Affirmative	44,294,881,638.16	94.296
Withheld	2,679,327,028.01	5.704
TOTAL	46,974,208,666.17	100.000
Alan J. Lacy
Affirmative	44,685,373,413.16	95.127
Withheld	2,288,835,253.01	4.873
TOTAL	46,974,208,666.17	100.000
Ned C. Lautenbach
Affirmative	44,634,541,379.41	95.019
Withheld	2,339,667,286.76	4.981
TOTAL	46,974,208,666.17	100.000
Joseph Mauriello
Affirmative	44,683,962,099.80	95.124
Withheld	2,290,246,566.37	4.876
TOTAL	46,974,208,666.17	100.000
Cornelia M. Small
Affirmative	44,671,688,375.36	95.098
Withheld	2,302,520,290.81	4.902
TOTAL	46,974,208,666.17	100.000
William S. Stavropoulos
Affirmative	44,465,262,087.61	94.659
Withheld	2,508,946,578.56	5.341
TOTAL	46,974,208,666.17	100.000
David M. Thomas
Affirmative	44,694,340,813.87	95.147
Withheld	2,279,867,852.30	4.853
TOTAL	46,974,208,666.17	100.000
Michael E. Wiley
Affirmative	44,686,513,174.78	95.130
Withheld	2,287,695,491.39	4.870
TOTAL	46,974,208,666.17	100.000
PROPOSAL 5

Shareholder proposal for Fidelity Canada Fund concerning "oversight procedures to screen out investments in companies that, in the judgement of the Board, substantially contribute to genocide, patterns of extraordinary and egregious violations of human rights, or crimes against humanity."

	# of Votes	% of Votes
Affirmative	545,276,762.04	23.721
Against	1,445,066,492.42	62.863
Abstain	112,739,966.65	4.905
Broker Non-Votes	195,653,438.02	8.511
TOTAL	2,298,736,659.13	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K. Limited)

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

ACANI-USAN-0608
1.843160.100

Fidelity®
International Discovery
Fund

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.fidelity.com/holdings, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on redemptions of shares purchased prior to October 12, 1990, and redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 880.70	$ 6.17
HypotheticalA	$ 1,000.00	$ 1,018.30	$ 6.62
Class T
Actual	$ 1,000.00	$ 879.10	$ 7.90
HypotheticalA	$ 1,000.00	$ 1,016.46	$ 8.47
Class B
Actual	$ 1,000.00	$ 876.80	$ 10.22
HypotheticalA	$ 1,000.00	$ 1,013.97	$ 10.97
Class C
Actual	$ 1,000.00	$ 876.80	$ 10.13
HypotheticalA	$ 1,000.00	$ 1,014.07	$ 10.87
International Discovery
Actual	$ 1,000.00	$ 881.70	$ 5.10
HypotheticalA	$ 1,000.00	$ 1,019.44	$ 5.47
Institutional Class
Actual	$ 1,000.00	$ 881.90	$ 4.91
HypotheticalA	$ 1,000.00	$ 1,019.64	$ 5.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.32%
Class T	1.69%
Class B	2.19%
Class C	2.17%
International Discovery	1.09%
Institutional Class	1.05%

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2008
United Kingdom 17.5%
Japan 15.4%
Germany 12.6%
Switzerland 8.0%
France 6.7%
Australia 5.4%
United States of America 4.2%
Spain 3.8%
Canada 3.0%
Other 23.4%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2007
United Kingdom 14.7%
Japan 14.3%
Germany 11.1%
France 9.4%
Switzerland 8.5%
Australia 7.2%
United States of America 4.6%
Spain 3.2%
Norway 2.7%
Other 24.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	96.3	96.2
Short-Term Investments and Net Other Assets	3.7	3.8
Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	2.0	1.1
E.ON AG (Germany, Electric Utilities)	2.0	1.6
Nestle SA (Reg.) (Switzerland, Food Products)	1.8	1.2
CSL Ltd. (Australia, Biotechnology)	1.7	1.3
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.6	1.6
Telefonica SA (Spain, Diversified Telecommunication Services)	1.6	1.5
Sumitomo Mitsui Financial Group, Inc. (Japan, Commercial Banks)	1.3	0.7
BHP Billiton PLC (United Kingdom, Metals & Mining)	1.2	1.2
Canon, Inc. (Japan, Office Electronics)	1.1	0.8
Nokia Corp. sponsored ADR (Finland, Communications Equipment)	1.1	1.0
	15.4
Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.2	17.3
Industrials	9.9	15.1
Energy	9.4	7.4
Health Care	9.2	7.6
Information Technology	9.1	8.9
Consumer Staples	8.6	7.8
Materials	8.4	8.1
Consumer Discretionary	7.2	12.6
Telecommunication Services	6.9	4.9
Utilities	6.0	6.1

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value (000s)
Australia - 5.4%
ABB Grain Ltd.	1,700,680	$ 16,026
AXA Asia Pacific Holdings Ltd.	3,949,651	22,130
Babcock & Brown Ltd. (d)	5,309,299	73,618
Babcock & Brown Wind Partners	7,455,047	11,111
Brambles Ltd.	3,864,957	32,446
Cochlear Ltd.	1,233,107	65,949
Commonwealth Bank of Australia	1,124,424	47,568
Computershare Ltd.	6,844,068	57,778
CSL Ltd.	6,334,338	237,740
Macquarie Group Ltd. (d)	308,316	18,444
QBE Insurance Group Ltd.	2,074,346	49,483
Seek Ltd. (d)	3,139,317	14,806
Woolworths Ltd.	3,076,663	83,289
WorleyParsons Ltd.	742,190	27,163
TOTAL AUSTRALIA		757,551
Austria - 0.0%
Strabag SE	54,039	3,796
Belgium - 0.2%
Hansen Transmission International NV	6,191,000	27,080
Bermuda - 0.6%
Aquarius Platinum Ltd. (United Kingdom)	4,644,900	73,189
Ports Design Ltd.	4,763,900	15,343
TOTAL BERMUDA		88,532
Brazil - 1.3%
Bovespa Holding SA	2,235,800	33,963
Petroleo Brasileiro SA - Petrobras sponsored ADR	366,800	44,537
Uniao de Bancos Brasileiros SA (Unibanco) GDR	337,000	49,003
Vivo Participacoes SA (PN) sponsored ADR	7,159,500	48,327
TOTAL BRAZIL		175,830
Canada - 3.0%
Barrick Gold Corp.	442,100	16,993
EnCana Corp.	1,078,200	86,986
Goldcorp, Inc.	568,500	20,214
Niko Resources Ltd.	498,400	45,035
Open Text Corp. (a)(d)	1,733,000	63,996
Petrobank Energy & Resources Ltd. (a)	936,500	45,193
Potash Corp. of Saskatchewan, Inc.	363,400	66,847
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Suncor Energy, Inc.	394,800	$ 44,553
Talisman Energy, Inc.	1,883,200	38,090
TOTAL CANADA		427,907
Cayman Islands - 0.0%
Lee & Man Paper Manufacturing Ltd.	2,575,900	4,793
China - 0.2%
ZTE Corp. (H Shares)	4,990,280	20,907
Cyprus - 0.2%
Aisi Realty Public Ltd. (e)	10,023,000	6,676
Marfin Popular Bank Public Co.	2,692,059	24,039
TOTAL CYPRUS		30,715
Czech Republic - 0.3%
Ceske Energeticke Zavody AS	606,300	45,056
Denmark - 1.2%
Novo Nordisk AS Series B	1,365,000	93,954
Vestas Wind Systems AS (a)	663,400	72,726
TOTAL DENMARK		166,680
Finland - 1.1%
Nokia Corp. sponsored ADR	5,239,700	157,558
France - 6.7%
Alstom SA	592,506	137,819
AXA SA (d)	1,678,966	62,020
BNP Paribas SA	940,539	101,678
Cap Gemini SA (d)	643,800	39,186
CNP Assurances (d)	218,000	25,932
Eutelsat Communications	3,138,785	92,854
Gaz de France	1,298,200	85,807
Groupe Danone	670,500	59,495
Orpea (a)	560,828	30,634
Remy Cointreau SA	185,855	11,562
Sechilienne-Sidec	182,432	14,496
Societe Generale Series A	188,520	22,119
Suez SA (France)	1,954,400	138,821
Total SA Series B	1,443,376	120,879
TOTAL FRANCE		943,302
Germany - 11.6%
Allianz AG (Reg.)	629,430	127,867
Bayer AG (d)	535,200	45,785
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Bayer AG sponsored ADR	1,353,900	$ 115,217
Beiersdorf AG (d)	641,100	54,735
CompuGROUP Holding AG (a)	519,400	7,946
Daimler AG (Reg.)	693,600	53,920
Deutsche Bank AG	298,200	35,550
Deutsche Boerse AG	689,625	101,435
E.ON AG (d)	1,396,700	284,999
Fresenius Medical Care AG	641,600	34,145
GEA Group AG	1,668,100	61,847
Gerresheimer AG	868,000	48,524
K&S AG	89,600	37,709
Linde AG	796,228	116,966
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.) (d)	739,400	143,431
Q-Cells AG (a)(d)	365,515	42,801
RWE AG (d)	700,900	80,903
SGL Carbon AG (a)	661,000	45,207
Siemens AG (Reg.)	833,800	97,538
SolarWorld AG	804,033	43,391
Wincor Nixdorf AG	256,500	19,677
Wirecard AG	1,525,100	32,141
TOTAL GERMANY		1,631,734
Greece - 0.5%
Public Power Corp. of Greece	1,513,945	64,001
Hong Kong - 2.5%
Cheung Kong Holdings Ltd.	3,646,000	56,797
China Mobile (Hong Kong) Ltd.	6,112,000	105,172
Esprit Holdings Ltd.	8,115,900	99,872
Hang Seng Bank Ltd.	1,904,000	38,138
Li & Fung Ltd.	11,821,900	48,922
Wing Hang Bank Ltd.	348,500	4,669
TOTAL HONG KONG		353,570
India - 1.5%
Bharti Airtel Ltd. (a)	1,968,182	43,706
Infosys Technologies Ltd.	1,028,452	44,573
Reliance Industries Ltd.	1,338,272	86,500
Satyam Computer Services Ltd.	3,263,566	38,941
TOTAL INDIA		213,720
Indonesia - 0.9%
PT Bumi Resources Tbk	100,629,500	72,572
Common Stocks - continued
	Shares	Value (000s)
Indonesia - continued
PT Indosat Tbk	41,008,500	$ 26,906
PT Perusahaan Gas Negara Tbk Series B	15,619,500	20,496
TOTAL INDONESIA		119,974
Ireland - 0.4%
C&C Group PLC	4,014,900	27,578
Paddy Power PLC (Ireland)	646,097	22,593
TOTAL IRELAND		50,171
Israel - 1.0%
Israel Chemicals Ltd.	3,441,200	63,353
Nice Systems Ltd. sponsored ADR (a)	918,700	29,251
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,021,400	47,781
TOTAL ISRAEL		140,385
Italy - 1.9%
A2A SpA	7,499,000	27,686
Edison SpA	9,838,300	24,420
Fiat SpA (d)	2,675,400	60,130
Finmeccanica SpA	1,232,600	43,102
Prysmian SpA	1,016,400	24,262
UniCredit SpA	10,574,400	80,574
TOTAL ITALY		260,174
Japan - 14.0%
Aeon Co. Ltd.	1,113,800	16,326
Aeon Mall Co. Ltd.	1,073,500	33,695
Asics Corp.	4,395,000	44,546
Bridgestone Corp.	626,600	11,531
Canon Marketing Japan, Inc.	2,296,500	44,605
Canon, Inc.	3,220,450	161,893
East Japan Railway Co.	10,116	80,713
Fujifilm Holdings Corp.	2,117,800	81,864
Ibiden Co. Ltd.	601,300	26,235
Konica Minolta Holdings, Inc.	6,904,500	104,032
Matsushita Electric Industrial Co. Ltd.	1,553,000	36,243
Mitsubishi Corp.	3,192,200	102,746
Mitsubishi UFJ Financial Group, Inc.	10,890,700	119,987
Mitsui & Co. Ltd.	4,895,000	114,947
Mizuho Financial Group, Inc.	9,800	50,993
Namco Bandai Holdings, Inc.	1,828,400	22,939
NGK Insulators Ltd.	2,945,900	56,730
Nintendo Co. Ltd.	199,800	109,794
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Nippon Building Fund, Inc.	2,590	$ 33,992
Nippon Electric Glass Co. Ltd.	1,705,000	26,517
Nomura Holdings, Inc.	7,513,000	131,171
ORIX Corp.	534,210	96,629
Shiseido Co. Ltd.	511,000	12,259
Sompo Japan Insurance, Inc.	2,738,300	30,505
Sony Corp. sponsored ADR	838,300	38,386
Sony Financial Holdings, Inc.	1,085	4,584
Sumitomo Mitsui Financial Group, Inc.	21,102	181,565
Sumitomo Trust & Banking Co. Ltd.	2,478,800	22,284
Tokyo Electron Ltd.	453,400	29,446
Toyota Motor Corp.	2,765,500	140,915
TOTAL JAPAN		1,968,072
Korea (South) - 1.4%
LG Household & Health Care Ltd.	190,530	39,407
MegaStudy Co. Ltd.	90,351	29,809
NHN Corp. (a)	326,294	75,780
Shinhan Financial Group Co. Ltd.	781,390	45,114
TOTAL KOREA (SOUTH)		190,110
Luxembourg - 0.4%
SES SA (A Shares) FDR unit	2,399,068	59,174
Malaysia - 1.0%
DiGi.com Bhd	4,002,700	30,790
Gamuda Bhd	55,399,400	54,715
IJM Corp. Bhd	8,838,700	16,088
KNM Group Bhd	19,984,600	40,488
Kulim Malaysia Bhd	1,155,000	2,834
TOTAL MALAYSIA		144,915
Mexico - 0.7%
America Movil SAB de CV Series L sponsored ADR	1,715,400	99,425
Netherlands - 1.3%
Advanced Metallurgical Group NV	259,500	17,792
Heineken NV (Bearer) (d)	958,100	55,924
Koninklijke KPN NV	5,865,900	107,918
TOTAL NETHERLANDS		181,634
Norway - 1.3%
Hafslund ASA (B Shares) (d)	674,550	14,909
Petroleum Geo-Services ASA	1,889,000	51,586
Common Stocks - continued
	Shares	Value (000s)
Norway - continued
Pronova BioPharma ASA	6,497,400	$ 22,466
Renewable Energy Corp. AS (a)	1,148,900	39,331
StatoilHydro ASA	1,426,800	51,718
TOTAL NORWAY		180,010
Papua New Guinea - 0.3%
Lihir Gold Ltd. (a)	14,909,774	41,347
Russia - 0.4%
OAO Gazprom sponsored ADR	1,190,300	62,967
Singapore - 0.4%
Keppel Corp. Ltd.	2,418,000	18,401
Singapore Exchange Ltd.	5,967,000	37,797
TOTAL SINGAPORE		56,198
South Africa - 0.2%
JSE Ltd.	2,428,500	20,962
Spain - 3.8%
Banco Santander SA	6,730,500	145,522
Grifols SA	3,045,600	85,343
Repsol YPF SA	1,984,100	80,142
Telefonica SA	7,546,500	216,800
TOTAL SPAIN		527,807
Sweden - 0.8%
H&M Hennes & Mauritz AB (B Shares)	588,550	34,992
Modern Times Group MTG AB (B Shares)	1,087,900	79,943
TOTAL SWEDEN		114,935
Switzerland - 8.0%
ABB Ltd. sponsored ADR	4,794,400	147,044
Actelion Ltd. (Reg.) (a)	1,334,950	67,623
BB BIOTECH AG	354,261	27,243
Credit Suisse Group (Reg.)	463,271	25,792
EFG International	547,410	17,509
Julius Baer Holding AG	1,007,697	74,770
Nestle SA (Reg.)	537,026	257,528
Novartis AG (Reg.)	763,970	38,499
Roche Holding AG (participation certificate)	795,434	132,623
SGS Societe Generale de Surveillance Holding SA (Reg.)	25,313	35,781
Sonova Holding AG	783,960	66,339
Syngenta AG (Switzerland)	401,379	119,263
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Tecan Group AG	212,300	$ 13,991
Zurich Financial Services AG (Reg.)	318,539	97,507
TOTAL SWITZERLAND		1,121,512
Taiwan - 0.6%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	10,203,668	59,149
Wistron Corp.	15,219,615	26,293
TOTAL TAIWAN		85,442
Thailand - 0.5%
Bangkok Bank Ltd. PCL (For. Reg.)	7,593,300	33,514
Total Access Communication PCL	376,200	538
Total Access Communication PCL unit	23,019,300	33,564
TOTAL THAILAND		67,616
United Kingdom - 17.5%
Anglo American PLC (United Kingdom)	1,134,654	73,748
Autonomy Corp. PLC (a)	1,365,900	23,260
BAE Systems PLC	8,033,509	74,552
Barclays PLC	2,799,300	25,310
BG Group PLC	4,347,600	106,409
BG Group PLC sponsored ADR	207,400	25,095
BHP Billiton PLC	4,684,600	167,655
Blinkx PLC	2,595,500	851
British American Tobacco PLC	3,348,600	125,610
British American Tobacco PLC sponsored ADR	404,500	30,556
Capita Group PLC	2,212,793	29,169
Clipper Windpower PLC (a)	2,006,200	20,483
Diageo PLC	3,245,200	66,186
GlaxoSmithKline PLC sponsored ADR	991,900	43,753
HBOS PLC	3,438,500	32,166
HSBC Holdings PLC:
(Hong Kong) (Reg.)	2,722,444	47,182
(United Kingdom) (Reg.)	5,274,900	91,590
Icap PLC	4,468,800	52,067
Imperial Tobacco Group PLC	1,839,900	88,491
Informa PLC	3,117,000	21,412
Man Group PLC	9,448,600	109,242
Misys PLC	7,892,600	24,598
Pearson PLC	382,100	4,991
Prudential PLC	2,542,500	34,880
Reckitt Benckiser Group PLC	2,043,100	119,347
Renovo Group PLC (a)(e)	10,125,200	6,945
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Rio Tinto PLC (Reg.)	1,350,000	$ 157,370
Royal Bank of Scotland Group PLC	7,809,157	53,567
Royal Dutch Shell PLC Class B	7,221,659	287,752
Shire PLC	2,222,100	40,820
SSL International PLC	6,048,805	55,262
Standard Chartered PLC (United Kingdom)	1,148,100	40,952
Tesco PLC	11,600,812	98,950
Vodafone Group PLC	69,326,235	219,388
Xstrata PLC	701,300	55,021
TOTAL UNITED KINGDOM		2,454,630
United States of America - 0.5%
Macquarie Infrastructure Co. LLC	131,000	3,878
Philip Morris International, Inc. (a)	932,400	47,580
ResMed, Inc. (a)(d)	566,955	24,447
TOTAL UNITED STATES OF AMERICA		75,905
TOTAL COMMON STOCKS (Cost $10,962,337)		13,136,097
Nonconvertible Preferred Stocks - 1.3%

Germany - 1.0%
Fresenius AG (non-vtg.)	1,229,200	102,086
Porsche Automobil Holding SE	214,950	39,750
TOTAL GERMANY		141,836
Italy - 0.3%
Intesa Sanpaolo SpA	6,761,102	48,024
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $140,489)		189,860
Government Obligations - 0.1%
Principal Amount (000s)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.07% to 1.59% 6/5/08 to 7/10/08 (f) (Cost $10,973)	$ 11,000	10,974
Money Market Funds - 10.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.51% (b)	741,082,326	$ 741,082
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	775,252,650	775,253
TOTAL MONEY MARKET FUNDS (Cost $1,516,335)		1,516,335
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $12,630,134)		14,853,266
NET OTHER ASSETS - (5.8)%		(816,834)
NET ASSETS - 100%		$ 14,036,432
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,759 Nikkei 225 Index Contracts (Japan)	June 2008	$ 122,514	$ 4,279
550 TOPIX 150 Index Contracts (Japan)	June 2008	71,553	(393)
TOTAL EQUITY INDEX CONTRACTS		$ 194,067	$ 3,886

The face value of futures purchased as a percentage of net assets - 1.4%
Forward Foreign Currency Contracts
	Settlement Dates	Value (000s)	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
85,138 EUR	May 2008	$ 132,739	$ 2,739
40,131,390 JPY	May 2008	386,625	(3,375)
		$ 519,364	$ (636)

(Payable Amount $520,000)

The value of contracts to buy as a percentage of net assets - 3.7%
Currency Abbreviations
EUR	-	European Monetary Unit
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $10,974,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 15,704
Fidelity Securities Lending Cash Central Fund	4,520
Total	$ 20,224
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aisi Realty Public Ltd.	$ 8,752	$ -	$ -	$ -	$ 6,676
Renovo Group PLC	42,523	-	-	-	6,945
Total	$ 51,275	$ -	$ -	$ -	$ 13,621

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $746,122) - See accompanying schedule: Unaffiliated issuers (cost $11,080,054)	$ 13,323,310
Fidelity Central Funds (cost $1,516,335)	1,516,335
Other affiliated issuers (cost $33,745)	13,621
Total Investments (cost $12,630,134)		$ 14,853,266
Receivable for investments sold		172,325
Unrealized appreciation on foreign currency contracts		2,739
Receivable for fund shares sold		16,926
Dividends receivable		39,913
Distributions receivable from Fidelity Central Funds		4,160
Other receivables		1,985
Total assets		15,091,314

Liabilities
Payable to custodian bank	$ 14,888
Payable for investments purchased	232,512
Unrealized depreciation on foreign currency contracts	3,375
Payable for fund shares redeemed	12,276
Accrued management fee	9,329
Distribution fees payable	229
Payable for daily variation on futures contracts	247
Other affiliated payables	2,561
Other payables and accrued expenses	4,212
Collateral on securities loaned, at value	775,253
Total liabilities		1,054,882

Net Assets		$ 14,036,432
Net Assets consist of:
Paid in capital		$ 11,661,476
Undistributed net investment income		75,568
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		76,807
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,222,581
Net Assets		$ 14,036,432

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($617,103 ÷ 15,490.1 shares)	$ 39.84

Maximum offering price per share (100/94.25 of $39.84)	$ 42.27
Class T: Net Asset Value and redemption price per share ($92,658 ÷ 2,340.7 shares)	$ 39.59

Maximum offering price per share (100/96.50 of $39.59)	$ 41.03
Class B: Net Asset Value and offering price per share ($26,636 ÷ 677.9 shares)A	$ 39.29

Class C: Net Asset Value and offering price per share ($58,813 ÷ 1,493.3 shares)A	$ 39.38

International Discovery: Net Asset Value, offering price and redemption price per share ($13,162,610 ÷ 327,935.1 shares)	$ 40.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($78,612 ÷ 1,957.1 shares)	$ 40.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 150,713
Interest		86
Income from Fidelity Central Funds		20,224
		171,023
Less foreign taxes withheld		(12,916)
Total income		158,107

Expenses
Management fee Basic fee	$ 48,640
Performance adjustment	7,546
Transfer agent fees	14,505
Distribution fees	1,117
Accounting and security lending fees	975
Custodian fees and expenses	1,260
Independent trustees' compensation	28
Registration fees	408
Audit	57
Legal	23
Miscellaneous	1,530
Total expenses before reductions	76,089
Expense reductions	(2,786)	73,303
Net investment income (loss)		84,804
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $366)	124,340
Foreign currency transactions	(1,749)
Futures contracts	(12,964)
Total net realized gain (loss)		109,627
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $257)	(1,991,066)
Assets and liabilities in foreign currencies	(575)
Futures contracts	728
Total change in net unrealized appreciation (depreciation)		(1,990,913)
Net gain (loss)		(1,881,286)
Net increase (decrease) in net assets resulting from operations		$ (1,796,482)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 84,804	$ 144,458
Net realized gain (loss)	109,627	608,100
Change in net unrealized appreciation (depreciation)	(1,990,913)	2,677,967
Net increase (decrease) in net assets resulting from operations	(1,796,482)	3,430,525
Distributions to shareholders from net investment income	(129,574)	(85,862)
Distributions to shareholders from net realized gain	(528,707)	(224,325)
Total distributions	(658,281)	(310,187)
Share transactions - net increase (decrease)	1,742,421	3,385,409
Redemption fees	422	502
Total increase (decrease) in net assets	(711,920)	6,506,249

Net Assets
Beginning of period	14,748,352	8,242,103
End of period (including undistributed net investment income of $75,568 and undistributed net investment income of $137,292, respectively)	$ 14,036,432	$ 14,748,352

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 47.34	$ 36.47	$ 30.57	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.20	.44	.42	.28
Net realized and unrealized gain (loss)	(5.66)	11.76	7.19	2.88
Total from investment operations	(5.46)	12.20	7.61	3.16
Distributions from net investment income	(.37)	(.35)	(.31)	-
Distributions from net realized gain	(1.67)	(.98)	(1.40)	-
Total distributions	(2.04)	(1.33)	(1.71)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J
Net asset value, end of period	$ 39.84	$ 47.34	$ 36.47	$ 30.57
Total Return B,C,D	(11.93)%	34.54%	26.01%	11.53%
Ratios to Average Net Assets F,I
Expenses before reductions	1.32% A	1.25%	1.27%	1.42% A
Expenses net of fee waivers, if any	1.32% A	1.25%	1.27%	1.42% A
Expenses net of all reductions	1.28% A	1.22%	1.21%	1.36% A
Net investment income (loss)	1.01% A	1.08%	1.22%	1.15% A
Supplemental Data
Net assets, end of period (in millions)	$ 617	$ 417	$ 140	$ 2
Portfolio turnover rate G	75% A	56%	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 47.06	$ 36.30	$ 30.49	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.13	.29	.27	.20
Net realized and unrealized gain (loss)	(5.64)	11.71	7.18	2.88
Total from investment operations	(5.51)	12.00	7.45	3.08
Distributions from net investment income	(.29)	(.26)	(.24)	-
Distributions from net realized gain	(1.67)	(.98)	(1.40)	-
Total distributions	(1.96)	(1.24)	(1.64)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J
Net asset value, end of period	$ 39.59	$ 47.06	$ 36.30	$ 30.49
Total Return B,C,D	(12.09)%	34.08%	25.49%	11.24%
Ratios to Average Net Assets F,I
Expenses before reductions	1.69% A	1.63%	1.71%	1.75% A
Expenses net of fee waivers, if any	1.69% A	1.63%	1.71%	1.75% A
Expenses net of all reductions	1.65% A	1.60%	1.65%	1.69% A
Net investment income (loss)	.65% A	.70%	.78%	.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 93	$ 53	$ 10	$ 2
Portfolio turnover rate G	75% A	56%	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 46.70	$ 36.12	$ 30.36	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.03	.08	.08	.08
Net realized and unrealized gain (loss)	(5.61)	11.64	7.19	2.87
Total from investment operations	(5.58)	11.72	7.27	2.95
Distributions from net investment income	(.16)	(.16)	(.11)	-
Distributions from net realized gain	(1.67)	(.98)	(1.40)	-
Total distributions	(1.83)	(1.14)	(1.51)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J
Net asset value, end of period	$ 39.29	$ 46.70	$ 36.12	$ 30.36
Total Return B,C,D	(12.32)%	33.37%	24.91%	10.76%
Ratios to Average Net Assets F,I
Expenses before reductions	2.19% A	2.14%	2.27%	2.24% A
Expenses net of fee waivers, if any	2.19% A	2.14%	2.25%	2.24% A
Expenses net of all reductions	2.16% A	2.10%	2.19%	2.18% A
Net investment income (loss)	.14% A	.19%	.24%	.33% A
Supplemental Data
Net assets, end of period (in millions)	$ 27	$ 17	$ 4	$ 1
Portfolio turnover rate G	75% A	56%	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 46.82	$ 36.19	$ 30.41	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.03	.09	.11	.13
Net realized and unrealized gain (loss)	(5.63)	11.66	7.19	2.87
Total from investment operations	(5.60)	11.75	7.30	3.00
Distributions from net investment income	(.17)	(.14)	(.12)	-
Distributions from net realized gain	(1.67)	(.98)	(1.40)	-
Total distributions	(1.84)	(1.12)	(1.52)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J
Net asset value, end of period	$ 39.38	$ 46.82	$ 36.19	$ 30.41
Total Return B,C,D	(12.32)%	33.38%	24.97%	10.94%
Ratios to Average Net Assets F,I
Expenses before reductions	2.17% A	2.11%	2.16%	2.04% A
Expenses net of fee waivers, if any	2.17% A	2.11%	2.16%	2.04% A
Expenses net of all reductions	2.13% A	2.08%	2.11%	1.98% A
Net investment income (loss)	.17% A	.22%	.33%	.53% A
Supplemental Data
Net assets, end of period (in millions)	$ 59	$ 28	$ 6	$ 2
Portfolio turnover rate G	75% A	56%	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Discovery

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 47.68	$ 36.67	$ 30.65	$ 25.31	$ 21.87	$ 16.66
Income from Investment Operations
Net investment income (loss) D	.25	.53	.48	.37	.22	.19
Net realized and unrealized gain (loss)	(5.71)	11.84	7.25	5.24	3.40	5.11
Total from investment operations	(5.46)	12.37	7.73	5.61	3.62	5.30
Distributions from net investment income	(.41)	(.38)	(.31)	(.15)	(.18)	(.09)
Distributions from net realized gain	(1.67)	(.98)	(1.40)	(.12)	-	-
Total distributions	(2.08)	(1.36)	(1.71)	(.27)	(.18)	(.09)
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	- H
Net asset value, end of period	$ 40.14	$ 47.68	$ 36.67	$ 30.65	$ 25.31	$ 21.87
Total Return B,C	(11.83)%	34.85%	26.34%	22.29%	16.65%	31.97%
Ratios to Average Net Assets E,G
Expenses before reductions	1.09% A	1.04%	1.09%	1.08%	1.10%	1.14%
Expenses net of fee waivers, if any	1.09% A	1.04%	1.08%	1.07%	1.10%	1.14%
Expenses net of all reductions	1.05% A	1.00%	1.03%	1.01%	1.06%	1.11%
Net investment income (loss)	1.25% A	1.30%	1.41%	1.35%	.92%	1.08%
Supplemental Data
Net assets, end of period (in millions)	$ 13,163	$ 14,176	$ 8,054	$ 3,949	$ 2,193	$ 1,243
Portfolio turnover rate F	75% A	56%	56%	75%	87%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.73	$ 36.71	$ 30.68	$ 27.41
Income from Investment Operations
Net investment income (loss) D	.26	.55	.51	.38
Net realized and unrealized gain (loss)	(5.71)	11.85	7.25	2.89
Total from investment operations	(5.45)	12.40	7.76	3.27
Distributions from net investment income	(.44)	(.40)	(.33)	-
Distributions from net realized gain	(1.67)	(.98)	(1.40)	-
Total distributions	(2.11)	(1.38)	(1.73)	-
Redemption fees added to paid in capital D	- I	- I	- I	- I
Net asset value, end of period	$ 40.17	$ 47.73	$ 36.71	$ 30.68
Total Return B,C	(11.81)%	34.93%	26.45%	11.93%
Ratios to Average Net Assets E,H
Expenses before reductions	1.05% A	.97%	1.00%	.97% A
Expenses net of fee waivers, if any	1.05% A	.97%	1.00%	.97% A
Expenses net of all reductions	1.01% A	.94%	.95%	.90% A
Net investment income (loss)	1.29% A	1.36%	1.49%	1.60% A
Supplemental Data
Net assets, end of period (in millions)	$ 79	$ 58	$ 28	$ 10
Portfolio turnover rate F	75% A	56%	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Discovery and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. On January 17, 2008, the Board of Trustees approved the creation of an additional class of shares. The Fund commenced the sale of Class K shares on May 9, 2008. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,705,250
Unrealized depreciation	(486,908)
Net unrealized appreciation (depreciation)	$ 2,218,342
Cost for federal income tax purposes	$ 12,634,924

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Forward Foreign Currency Contracts. The Fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the Fund's currency exposure. Contracts to sell generally are used to hedge the Fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) recognized on the date of offset: otherwise, gain (loss) is recognized on settlement date.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are

Semiannual Report

4. Operating Policies - continued

Futures Contracts - continued

made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,038,784 and $4,976,321, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Discovery, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .82% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 623	$ 84
Class T	.25%	.25%	176	3
Class B	.75%	.25%	108	81
Class C	.75%	.25%	210	92
			$ 1,117	$ 260

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 194
Class T	31
Class B*	11
Class C*	5
$ 241

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Company, Inc. (FSC) also an affiliate of FMR was the transfer agent for International Discovery shares. For the period, each class paid the following transfer agent fees.

	Amount	% of Average Net Assets*
Class A	$ 481.19
Class T	109.31
Class B	34.32
Class C	62.29
International Discovery	13,764.21
Institutional Class	55.17
	$ 14,505

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $4,520.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,619 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
International Discovery	$ 167

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment

Semiannual Report

10. Other - continued

of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $5, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 3,599	$ 1,387
Class T	387	80
Class B	67	21
Class C	123	24
International Discovery	124,823	84,038
Institutional Class	575	312
Total	$ 129,574	$ 85,862
From net realized gain
Class A	$ 16,423	$ 3,929
Class T	2,244	302
Class B	719	130
Class C	1,185	170
International Discovery	505,959	219,032
Institutional Class	2,177	762
Total	$ 528,707	$ 224,325

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	8,041	5,675	$ 322,769	$ 234,633
Reinvestment of distributions	252	63	11,025	2,271
Shares redeemed	(1,606)	(770)	(63,511)	(31,203)
Net increase (decrease)	6,687	4,968	$ 270,283	$ 205,701
Class T
Shares sold	1,394	1,031	$ 55,812	$ 42,252
Reinvestment of distributions	59	10	2,571	371
Shares redeemed	(243)	(187)	(9,465)	(7,614)
Net increase (decrease)	1,210	854	$ 48,918	$ 35,009
Class B
Shares sold	351	293	$ 14,161	$ 11,952
Reinvestment of distributions	17	4	721	136
Shares redeemed	(58)	(53)	(2,240)	(2,096)
Net increase (decrease)	310	244	$ 12,642	$ 9,992
Class C
Shares sold	977	481	$ 38,853	$ 19,749
Reinvestment of distributions	25	4	1,076	139
Shares redeemed	(101)	(55)	(3,949)	(2,234)
Net increase (decrease)	901	430	$ 35,980	$ 17,654
International Discovery
Shares sold	63,475	133,089	$ 2,596,482	$ 5,367,776
Reinvestment of distributions	13,646	7,929	600,976	289,550
Shares redeemed	(46,521)	(63,328)	(1,853,670)	(2,558,324)
Net increase (decrease)	30,600	77,690	$ 1,343,788	$ 3,099,002
Institutional Class
Shares sold	1,045	538	$ 41,011	$ 22,351
Reinvestment of distributions	42	19	1,852	700
Shares redeemed	(339)	(120)	(12,053)	(5,000)
Net increase (decrease)	748	437	$ 30,810	$ 18,051

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	44,485,656,811.55	94.702
Withheld	2,488,551,854.62	5.298
TOTAL	46,974,208,666.17	100.000
Dennis J. Dirks
Affirmative	44,706,671,638.31	95.173
Withheld	2,267,537,027.86	4.827
TOTAL	46,974,208,666.17	100.000
Edward C. Johnson 3d
Affirmative	44,294,881,638.16	94.296
Withheld	2,679,327,028.01	5.704
TOTAL	46,974,208,666.17	100.000
Alan J. Lacy
Affirmative	44,685,373,413.16	95.127
Withheld	2,288,835,253.01	4.873
TOTAL	46,974,208,666.17	100.000
Ned C. Lautenbach
Affirmative	44,634,541,379.41	95.019
Withheld	2,339,667,286.76	4.981
TOTAL	46,974,208,666.17	100.000
Joseph Mauriello
Affirmative	44,683,962,099.80	95.124
Withheld	2,290,246,566.37	4.876
TOTAL	46,974,208,666.17	100.000
Cornelia M. Small
Affirmative	44,671,688,375.36	95.098
Withheld	2,302,520,290.81	4.902
TOTAL	46,974,208,666.17	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	44,465,262,087.61	94.659
Withheld	2,508,946,578.56	5.341
TOTAL	46,974,208,666.17	100.000
David M. Thomas
Affirmative	44,694,340,813.87	95.147
Withheld	2,279,867,852.30	4.853
TOTAL	46,974,208,666.17	100.000
Michael E. Wiley
Affirmative	44,686,513,174.78	95.130
Withheld	2,287,695,491.39	4.870
TOTAL	46,974,208,666.17	100.000
PROPOSAL 5

Shareholder proposal concerning "oversight procedures to screen out investments in companies that, in the judgement of the Board, substantially contribute to genocide, patterns of extraordinary and egregious violations of human rights, or crimes against humanity."

	# of Votes	% of Votes
Affirmative	1,337,480,153.27	21.306
Against	4,280,655,741.12	68.193
Abstain	268,134,649.82	4.271
Broker Non-Votes	391,079,068.84	6.230
TOTAL	6,277,349,613.05	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on December 13, 2007. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to reduce the required quorum for shareholder meetings.A
	# of Votes	% of Votes
Affirmative	45,014,793,255.82	80.372
Against	6,871,112,667.08	12.268
Abstain	2,163,456,438.02	3.863
Broker Non-Votes	1,958,633,563.89	3.497
TOTAL	56,007,995,924.81	100.000
PROPOSAL 2
To elect the nominees specified below as Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	53,384,952,361.03	95.317
Withheld	2,623,043,563.78	4.683
TOTAL	56,007,995,924.81	100.000
Dennis J. Dirks
Affirmative	53,595,104,608.67	95.692
Withheld	2,412,891,316.14	4.308
TOTAL	56,007,995,924.81	100.000
Albert R. Gamper, Jr.
Affirmative	53,570,235,221.69	95.647
Withheld	2,437,760,703.12	4.353
TOTAL	56,007,995,924.81	100.000
George H. Heilmeier
Affirmative	53,166,350,588.50	94.926
Withheld	2,841,645,336.31	5.074
TOTAL	56,007,995,924.81	100.000
	# of Votes	% of Votes
Edward C. Johnson 3d
Affirmative	53,230,508,654.93	95.041
Withheld	2,777,487,269.88	4.959
TOTAL	56,007,995,924.81	100.000
James H. Keyes
Affirmative	53,549,161,456.52	95.610
Withheld	2,458,834,468.29	4.390
TOTAL	56,007,995,924.81	100.000
Marie L. Knowles
Affirmative	53,543,925,066.86	95.601
Withheld	2,464,070,857.95	4.399
TOTAL	56,007,995,924.81	100.000
Ned C. Lautenbach
Affirmative	53,547,116,322.50	95.606
Withheld	2,460,879,602.31	4.394
TOTAL	56,007,995,924.81	100.000
Cornelia M. Small
Affirmative	53,564,793,514.25	95.638
Withheld	2,443,202,410.56	4.362
TOTAL	56,007,995,924.81	100.000
William S. Stavropoulos
Affirmative	53,426,544,502.76	95.391
Withheld	2,581,451,422.05	4.609
TOTAL	56,007,995,924.81	100.000
Kenneth L. Wolfe
Affirmative	53,229,881,790.63	95.040
Withheld	2,778,114,134.18	4.960
TOTAL	56,007,995,924.81	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
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Semiannual Report

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Semiannual Report

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Semiannual Report

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(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
International Discovery
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2008

Class A, Class T, Class B, and Class C are classes of Fidelity® International Discovery Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on redemptions of shares purchased prior to October 12, 1990, and redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 880.70	$ 6.17
HypotheticalA	$ 1,000.00	$ 1,018.30	$ 6.62
Class T
Actual	$ 1,000.00	$ 879.10	$ 7.90
HypotheticalA	$ 1,000.00	$ 1,016.46	$ 8.47
Class B
Actual	$ 1,000.00	$ 876.80	$ 10.22
HypotheticalA	$ 1,000.00	$ 1,013.97	$ 10.97
Class C
Actual	$ 1,000.00	$ 876.80	$ 10.13
HypotheticalA	$ 1,000.00	$ 1,014.07	$ 10.87
International Discovery
Actual	$ 1,000.00	$ 881.70	$ 5.10
HypotheticalA	$ 1,000.00	$ 1,019.44	$ 5.47
Institutional Class
Actual	$ 1,000.00	$ 881.90	$ 4.91
HypotheticalA	$ 1,000.00	$ 1,019.64	$ 5.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.32%
Class T	1.69%
Class B	2.19%
Class C	2.17%
International Discovery	1.09%
Institutional Class	1.05%

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2008
United Kingdom 17.5%
Japan 15.4%
Germany 12.6%
Switzerland 8.0%
France 6.7%
Australia 5.4%
United States of America 4.2%
Spain 3.8%
Canada 3.0%
Other 23.4%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2007
United Kingdom 14.7%
Japan 14.3%
Germany 11.1%
France 9.4%
Switzerland 8.5%
Australia 7.2%
United States of America 4.6%
Spain 3.2%
Norway 2.7%
Other 24.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	96.3	96.2
Short-Term Investments and Net Other Assets	3.7	3.8
Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	2.0	1.1
E.ON AG (Germany, Electric Utilities)	2.0	1.6
Nestle SA (Reg.) (Switzerland, Food Products)	1.8	1.2
CSL Ltd. (Australia, Biotechnology)	1.7	1.3
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.6	1.6
Telefonica SA (Spain, Diversified Telecommunication Services)	1.6	1.5
Sumitomo Mitsui Financial Group, Inc. (Japan, Commercial Banks)	1.3	0.7
BHP Billiton PLC (United Kingdom, Metals & Mining)	1.2	1.2
Canon, Inc. (Japan, Office Electronics)	1.1	0.8
Nokia Corp. sponsored ADR (Finland, Communications Equipment)	1.1	1.0
	15.4
Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.2	17.3
Industrials	9.9	15.1
Energy	9.4	7.4
Health Care	9.2	7.6
Information Technology	9.1	8.9
Consumer Staples	8.6	7.8
Materials	8.4	8.1
Consumer Discretionary	7.2	12.6
Telecommunication Services	6.9	4.9
Utilities	6.0	6.1

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value (000s)
Australia - 5.4%
ABB Grain Ltd.	1,700,680	$ 16,026
AXA Asia Pacific Holdings Ltd.	3,949,651	22,130
Babcock & Brown Ltd. (d)	5,309,299	73,618
Babcock & Brown Wind Partners	7,455,047	11,111
Brambles Ltd.	3,864,957	32,446
Cochlear Ltd.	1,233,107	65,949
Commonwealth Bank of Australia	1,124,424	47,568
Computershare Ltd.	6,844,068	57,778
CSL Ltd.	6,334,338	237,740
Macquarie Group Ltd. (d)	308,316	18,444
QBE Insurance Group Ltd.	2,074,346	49,483
Seek Ltd. (d)	3,139,317	14,806
Woolworths Ltd.	3,076,663	83,289
WorleyParsons Ltd.	742,190	27,163
TOTAL AUSTRALIA		757,551
Austria - 0.0%
Strabag SE	54,039	3,796
Belgium - 0.2%
Hansen Transmission International NV	6,191,000	27,080
Bermuda - 0.6%
Aquarius Platinum Ltd. (United Kingdom)	4,644,900	73,189
Ports Design Ltd.	4,763,900	15,343
TOTAL BERMUDA		88,532
Brazil - 1.3%
Bovespa Holding SA	2,235,800	33,963
Petroleo Brasileiro SA - Petrobras sponsored ADR	366,800	44,537
Uniao de Bancos Brasileiros SA (Unibanco) GDR	337,000	49,003
Vivo Participacoes SA (PN) sponsored ADR	7,159,500	48,327
TOTAL BRAZIL		175,830
Canada - 3.0%
Barrick Gold Corp.	442,100	16,993
EnCana Corp.	1,078,200	86,986
Goldcorp, Inc.	568,500	20,214
Niko Resources Ltd.	498,400	45,035
Open Text Corp. (a)(d)	1,733,000	63,996
Petrobank Energy & Resources Ltd. (a)	936,500	45,193
Potash Corp. of Saskatchewan, Inc.	363,400	66,847
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Suncor Energy, Inc.	394,800	$ 44,553
Talisman Energy, Inc.	1,883,200	38,090
TOTAL CANADA		427,907
Cayman Islands - 0.0%
Lee & Man Paper Manufacturing Ltd.	2,575,900	4,793
China - 0.2%
ZTE Corp. (H Shares)	4,990,280	20,907
Cyprus - 0.2%
Aisi Realty Public Ltd. (e)	10,023,000	6,676
Marfin Popular Bank Public Co.	2,692,059	24,039
TOTAL CYPRUS		30,715
Czech Republic - 0.3%
Ceske Energeticke Zavody AS	606,300	45,056
Denmark - 1.2%
Novo Nordisk AS Series B	1,365,000	93,954
Vestas Wind Systems AS (a)	663,400	72,726
TOTAL DENMARK		166,680
Finland - 1.1%
Nokia Corp. sponsored ADR	5,239,700	157,558
France - 6.7%
Alstom SA	592,506	137,819
AXA SA (d)	1,678,966	62,020
BNP Paribas SA	940,539	101,678
Cap Gemini SA (d)	643,800	39,186
CNP Assurances (d)	218,000	25,932
Eutelsat Communications	3,138,785	92,854
Gaz de France	1,298,200	85,807
Groupe Danone	670,500	59,495
Orpea (a)	560,828	30,634
Remy Cointreau SA	185,855	11,562
Sechilienne-Sidec	182,432	14,496
Societe Generale Series A	188,520	22,119
Suez SA (France)	1,954,400	138,821
Total SA Series B	1,443,376	120,879
TOTAL FRANCE		943,302
Germany - 11.6%
Allianz AG (Reg.)	629,430	127,867
Bayer AG (d)	535,200	45,785
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Bayer AG sponsored ADR	1,353,900	$ 115,217
Beiersdorf AG (d)	641,100	54,735
CompuGROUP Holding AG (a)	519,400	7,946
Daimler AG (Reg.)	693,600	53,920
Deutsche Bank AG	298,200	35,550
Deutsche Boerse AG	689,625	101,435
E.ON AG (d)	1,396,700	284,999
Fresenius Medical Care AG	641,600	34,145
GEA Group AG	1,668,100	61,847
Gerresheimer AG	868,000	48,524
K&S AG	89,600	37,709
Linde AG	796,228	116,966
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.) (d)	739,400	143,431
Q-Cells AG (a)(d)	365,515	42,801
RWE AG (d)	700,900	80,903
SGL Carbon AG (a)	661,000	45,207
Siemens AG (Reg.)	833,800	97,538
SolarWorld AG	804,033	43,391
Wincor Nixdorf AG	256,500	19,677
Wirecard AG	1,525,100	32,141
TOTAL GERMANY		1,631,734
Greece - 0.5%
Public Power Corp. of Greece	1,513,945	64,001
Hong Kong - 2.5%
Cheung Kong Holdings Ltd.	3,646,000	56,797
China Mobile (Hong Kong) Ltd.	6,112,000	105,172
Esprit Holdings Ltd.	8,115,900	99,872
Hang Seng Bank Ltd.	1,904,000	38,138
Li & Fung Ltd.	11,821,900	48,922
Wing Hang Bank Ltd.	348,500	4,669
TOTAL HONG KONG		353,570
India - 1.5%
Bharti Airtel Ltd. (a)	1,968,182	43,706
Infosys Technologies Ltd.	1,028,452	44,573
Reliance Industries Ltd.	1,338,272	86,500
Satyam Computer Services Ltd.	3,263,566	38,941
TOTAL INDIA		213,720
Indonesia - 0.9%
PT Bumi Resources Tbk	100,629,500	72,572
Common Stocks - continued
	Shares	Value (000s)
Indonesia - continued
PT Indosat Tbk	41,008,500	$ 26,906
PT Perusahaan Gas Negara Tbk Series B	15,619,500	20,496
TOTAL INDONESIA		119,974
Ireland - 0.4%
C&C Group PLC	4,014,900	27,578
Paddy Power PLC (Ireland)	646,097	22,593
TOTAL IRELAND		50,171
Israel - 1.0%
Israel Chemicals Ltd.	3,441,200	63,353
Nice Systems Ltd. sponsored ADR (a)	918,700	29,251
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,021,400	47,781
TOTAL ISRAEL		140,385
Italy - 1.9%
A2A SpA	7,499,000	27,686
Edison SpA	9,838,300	24,420
Fiat SpA (d)	2,675,400	60,130
Finmeccanica SpA	1,232,600	43,102
Prysmian SpA	1,016,400	24,262
UniCredit SpA	10,574,400	80,574
TOTAL ITALY		260,174
Japan - 14.0%
Aeon Co. Ltd.	1,113,800	16,326
Aeon Mall Co. Ltd.	1,073,500	33,695
Asics Corp.	4,395,000	44,546
Bridgestone Corp.	626,600	11,531
Canon Marketing Japan, Inc.	2,296,500	44,605
Canon, Inc.	3,220,450	161,893
East Japan Railway Co.	10,116	80,713
Fujifilm Holdings Corp.	2,117,800	81,864
Ibiden Co. Ltd.	601,300	26,235
Konica Minolta Holdings, Inc.	6,904,500	104,032
Matsushita Electric Industrial Co. Ltd.	1,553,000	36,243
Mitsubishi Corp.	3,192,200	102,746
Mitsubishi UFJ Financial Group, Inc.	10,890,700	119,987
Mitsui & Co. Ltd.	4,895,000	114,947
Mizuho Financial Group, Inc.	9,800	50,993
Namco Bandai Holdings, Inc.	1,828,400	22,939
NGK Insulators Ltd.	2,945,900	56,730
Nintendo Co. Ltd.	199,800	109,794
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Nippon Building Fund, Inc.	2,590	$ 33,992
Nippon Electric Glass Co. Ltd.	1,705,000	26,517
Nomura Holdings, Inc.	7,513,000	131,171
ORIX Corp.	534,210	96,629
Shiseido Co. Ltd.	511,000	12,259
Sompo Japan Insurance, Inc.	2,738,300	30,505
Sony Corp. sponsored ADR	838,300	38,386
Sony Financial Holdings, Inc.	1,085	4,584
Sumitomo Mitsui Financial Group, Inc.	21,102	181,565
Sumitomo Trust & Banking Co. Ltd.	2,478,800	22,284
Tokyo Electron Ltd.	453,400	29,446
Toyota Motor Corp.	2,765,500	140,915
TOTAL JAPAN		1,968,072
Korea (South) - 1.4%
LG Household & Health Care Ltd.	190,530	39,407
MegaStudy Co. Ltd.	90,351	29,809
NHN Corp. (a)	326,294	75,780
Shinhan Financial Group Co. Ltd.	781,390	45,114
TOTAL KOREA (SOUTH)		190,110
Luxembourg - 0.4%
SES SA (A Shares) FDR unit	2,399,068	59,174
Malaysia - 1.0%
DiGi.com Bhd	4,002,700	30,790
Gamuda Bhd	55,399,400	54,715
IJM Corp. Bhd	8,838,700	16,088
KNM Group Bhd	19,984,600	40,488
Kulim Malaysia Bhd	1,155,000	2,834
TOTAL MALAYSIA		144,915
Mexico - 0.7%
America Movil SAB de CV Series L sponsored ADR	1,715,400	99,425
Netherlands - 1.3%
Advanced Metallurgical Group NV	259,500	17,792
Heineken NV (Bearer) (d)	958,100	55,924
Koninklijke KPN NV	5,865,900	107,918
TOTAL NETHERLANDS		181,634
Norway - 1.3%
Hafslund ASA (B Shares) (d)	674,550	14,909
Petroleum Geo-Services ASA	1,889,000	51,586
Common Stocks - continued
	Shares	Value (000s)
Norway - continued
Pronova BioPharma ASA	6,497,400	$ 22,466
Renewable Energy Corp. AS (a)	1,148,900	39,331
StatoilHydro ASA	1,426,800	51,718
TOTAL NORWAY		180,010
Papua New Guinea - 0.3%
Lihir Gold Ltd. (a)	14,909,774	41,347
Russia - 0.4%
OAO Gazprom sponsored ADR	1,190,300	62,967
Singapore - 0.4%
Keppel Corp. Ltd.	2,418,000	18,401
Singapore Exchange Ltd.	5,967,000	37,797
TOTAL SINGAPORE		56,198
South Africa - 0.2%
JSE Ltd.	2,428,500	20,962
Spain - 3.8%
Banco Santander SA	6,730,500	145,522
Grifols SA	3,045,600	85,343
Repsol YPF SA	1,984,100	80,142
Telefonica SA	7,546,500	216,800
TOTAL SPAIN		527,807
Sweden - 0.8%
H&M Hennes & Mauritz AB (B Shares)	588,550	34,992
Modern Times Group MTG AB (B Shares)	1,087,900	79,943
TOTAL SWEDEN		114,935
Switzerland - 8.0%
ABB Ltd. sponsored ADR	4,794,400	147,044
Actelion Ltd. (Reg.) (a)	1,334,950	67,623
BB BIOTECH AG	354,261	27,243
Credit Suisse Group (Reg.)	463,271	25,792
EFG International	547,410	17,509
Julius Baer Holding AG	1,007,697	74,770
Nestle SA (Reg.)	537,026	257,528
Novartis AG (Reg.)	763,970	38,499
Roche Holding AG (participation certificate)	795,434	132,623
SGS Societe Generale de Surveillance Holding SA (Reg.)	25,313	35,781
Sonova Holding AG	783,960	66,339
Syngenta AG (Switzerland)	401,379	119,263
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Tecan Group AG	212,300	$ 13,991
Zurich Financial Services AG (Reg.)	318,539	97,507
TOTAL SWITZERLAND		1,121,512
Taiwan - 0.6%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	10,203,668	59,149
Wistron Corp.	15,219,615	26,293
TOTAL TAIWAN		85,442
Thailand - 0.5%
Bangkok Bank Ltd. PCL (For. Reg.)	7,593,300	33,514
Total Access Communication PCL	376,200	538
Total Access Communication PCL unit	23,019,300	33,564
TOTAL THAILAND		67,616
United Kingdom - 17.5%
Anglo American PLC (United Kingdom)	1,134,654	73,748
Autonomy Corp. PLC (a)	1,365,900	23,260
BAE Systems PLC	8,033,509	74,552
Barclays PLC	2,799,300	25,310
BG Group PLC	4,347,600	106,409
BG Group PLC sponsored ADR	207,400	25,095
BHP Billiton PLC	4,684,600	167,655
Blinkx PLC	2,595,500	851
British American Tobacco PLC	3,348,600	125,610
British American Tobacco PLC sponsored ADR	404,500	30,556
Capita Group PLC	2,212,793	29,169
Clipper Windpower PLC (a)	2,006,200	20,483
Diageo PLC	3,245,200	66,186
GlaxoSmithKline PLC sponsored ADR	991,900	43,753
HBOS PLC	3,438,500	32,166
HSBC Holdings PLC:
(Hong Kong) (Reg.)	2,722,444	47,182
(United Kingdom) (Reg.)	5,274,900	91,590
Icap PLC	4,468,800	52,067
Imperial Tobacco Group PLC	1,839,900	88,491
Informa PLC	3,117,000	21,412
Man Group PLC	9,448,600	109,242
Misys PLC	7,892,600	24,598
Pearson PLC	382,100	4,991
Prudential PLC	2,542,500	34,880
Reckitt Benckiser Group PLC	2,043,100	119,347
Renovo Group PLC (a)(e)	10,125,200	6,945
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Rio Tinto PLC (Reg.)	1,350,000	$ 157,370
Royal Bank of Scotland Group PLC	7,809,157	53,567
Royal Dutch Shell PLC Class B	7,221,659	287,752
Shire PLC	2,222,100	40,820
SSL International PLC	6,048,805	55,262
Standard Chartered PLC (United Kingdom)	1,148,100	40,952
Tesco PLC	11,600,812	98,950
Vodafone Group PLC	69,326,235	219,388
Xstrata PLC	701,300	55,021
TOTAL UNITED KINGDOM		2,454,630
United States of America - 0.5%
Macquarie Infrastructure Co. LLC	131,000	3,878
Philip Morris International, Inc. (a)	932,400	47,580
ResMed, Inc. (a)(d)	566,955	24,447
TOTAL UNITED STATES OF AMERICA		75,905
TOTAL COMMON STOCKS (Cost $10,962,337)		13,136,097
Nonconvertible Preferred Stocks - 1.3%

Germany - 1.0%
Fresenius AG (non-vtg.)	1,229,200	102,086
Porsche Automobil Holding SE	214,950	39,750
TOTAL GERMANY		141,836
Italy - 0.3%
Intesa Sanpaolo SpA	6,761,102	48,024
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $140,489)		189,860
Government Obligations - 0.1%
Principal Amount (000s)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.07% to 1.59% 6/5/08 to 7/10/08 (f) (Cost $10,973)	$ 11,000	10,974
Money Market Funds - 10.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.51% (b)	741,082,326	$ 741,082
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	775,252,650	775,253
TOTAL MONEY MARKET FUNDS (Cost $1,516,335)		1,516,335
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $12,630,134)		14,853,266
NET OTHER ASSETS - (5.8)%		(816,834)
NET ASSETS - 100%		$ 14,036,432
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,759 Nikkei 225 Index Contracts (Japan)	June 2008	$ 122,514	$ 4,279
550 TOPIX 150 Index Contracts (Japan)	June 2008	71,553	(393)
TOTAL EQUITY INDEX CONTRACTS		$ 194,067	$ 3,886

The face value of futures purchased as a percentage of net assets - 1.4%
Forward Foreign Currency Contracts
	Settlement Dates	Value (000s)	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
85,138 EUR	May 2008	$ 132,739	$ 2,739
40,131,390 JPY	May 2008	386,625	(3,375)
		$ 519,364	$ (636)

(Payable Amount $520,000)

The value of contracts to buy as a percentage of net assets - 3.7%
Currency Abbreviations
EUR	-	European Monetary Unit
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $10,974,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 15,704
Fidelity Securities Lending Cash Central Fund	4,520
Total	$ 20,224
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aisi Realty Public Ltd.	$ 8,752	$ -	$ -	$ -	$ 6,676
Renovo Group PLC	42,523	-	-	-	6,945
Total	$ 51,275	$ -	$ -	$ -	$ 13,621

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $746,122) - See accompanying schedule: Unaffiliated issuers (cost $11,080,054)	$ 13,323,310
Fidelity Central Funds (cost $1,516,335)	1,516,335
Other affiliated issuers (cost $33,745)	13,621
Total Investments (cost $12,630,134)		$ 14,853,266
Receivable for investments sold		172,325
Unrealized appreciation on foreign currency contracts		2,739
Receivable for fund shares sold		16,926
Dividends receivable		39,913
Distributions receivable from Fidelity Central Funds		4,160
Other receivables		1,985
Total assets		15,091,314

Liabilities
Payable to custodian bank	$ 14,888
Payable for investments purchased	232,512
Unrealized depreciation on foreign currency contracts	3,375
Payable for fund shares redeemed	12,276
Accrued management fee	9,329
Distribution fees payable	229
Payable for daily variation on futures contracts	247
Other affiliated payables	2,561
Other payables and accrued expenses	4,212
Collateral on securities loaned, at value	775,253
Total liabilities		1,054,882

Net Assets		$ 14,036,432
Net Assets consist of:
Paid in capital		$ 11,661,476
Undistributed net investment income		75,568
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		76,807
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,222,581
Net Assets		$ 14,036,432

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($617,103 ÷ 15,490.1 shares)	$ 39.84

Maximum offering price per share (100/94.25 of $39.84)	$ 42.27
Class T: Net Asset Value and redemption price per share ($92,658 ÷ 2,340.7 shares)	$ 39.59

Maximum offering price per share (100/96.50 of $39.59)	$ 41.03
Class B: Net Asset Value and offering price per share ($26,636 ÷ 677.9 shares)A	$ 39.29

Class C: Net Asset Value and offering price per share ($58,813 ÷ 1,493.3 shares)A	$ 39.38

International Discovery: Net Asset Value, offering price and redemption price per share ($13,162,610 ÷ 327,935.1 shares)	$ 40.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($78,612 ÷ 1,957.1 shares)	$ 40.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 150,713
Interest		86
Income from Fidelity Central Funds		20,224
		171,023
Less foreign taxes withheld		(12,916)
Total income		158,107

Expenses
Management fee Basic fee	$ 48,640
Performance adjustment	7,546
Transfer agent fees	14,505
Distribution fees	1,117
Accounting and security lending fees	975
Custodian fees and expenses	1,260
Independent trustees' compensation	28
Registration fees	408
Audit	57
Legal	23
Miscellaneous	1,530
Total expenses before reductions	76,089
Expense reductions	(2,786)	73,303
Net investment income (loss)		84,804
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $366)	124,340
Foreign currency transactions	(1,749)
Futures contracts	(12,964)
Total net realized gain (loss)		109,627
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $257)	(1,991,066)
Assets and liabilities in foreign currencies	(575)
Futures contracts	728
Total change in net unrealized appreciation (depreciation)		(1,990,913)
Net gain (loss)		(1,881,286)
Net increase (decrease) in net assets resulting from operations		$ (1,796,482)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 84,804	$ 144,458
Net realized gain (loss)	109,627	608,100
Change in net unrealized appreciation (depreciation)	(1,990,913)	2,677,967
Net increase (decrease) in net assets resulting from operations	(1,796,482)	3,430,525
Distributions to shareholders from net investment income	(129,574)	(85,862)
Distributions to shareholders from net realized gain	(528,707)	(224,325)
Total distributions	(658,281)	(310,187)
Share transactions - net increase (decrease)	1,742,421	3,385,409
Redemption fees	422	502
Total increase (decrease) in net assets	(711,920)	6,506,249

Net Assets
Beginning of period	14,748,352	8,242,103
End of period (including undistributed net investment income of $75,568 and undistributed net investment income of $137,292, respectively)	$ 14,036,432	$ 14,748,352

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 47.34	$ 36.47	$ 30.57	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.20	.44	.42	.28
Net realized and unrealized gain (loss)	(5.66)	11.76	7.19	2.88
Total from investment operations	(5.46)	12.20	7.61	3.16
Distributions from net investment income	(.37)	(.35)	(.31)	-
Distributions from net realized gain	(1.67)	(.98)	(1.40)	-
Total distributions	(2.04)	(1.33)	(1.71)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J
Net asset value, end of period	$ 39.84	$ 47.34	$ 36.47	$ 30.57
Total Return B,C,D	(11.93)%	34.54%	26.01%	11.53%
Ratios to Average Net Assets F,I
Expenses before reductions	1.32% A	1.25%	1.27%	1.42% A
Expenses net of fee waivers, if any	1.32% A	1.25%	1.27%	1.42% A
Expenses net of all reductions	1.28% A	1.22%	1.21%	1.36% A
Net investment income (loss)	1.01% A	1.08%	1.22%	1.15% A
Supplemental Data
Net assets, end of period (in millions)	$ 617	$ 417	$ 140	$ 2
Portfolio turnover rate G	75% A	56%	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 47.06	$ 36.30	$ 30.49	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.13	.29	.27	.20
Net realized and unrealized gain (loss)	(5.64)	11.71	7.18	2.88
Total from investment operations	(5.51)	12.00	7.45	3.08
Distributions from net investment income	(.29)	(.26)	(.24)	-
Distributions from net realized gain	(1.67)	(.98)	(1.40)	-
Total distributions	(1.96)	(1.24)	(1.64)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J
Net asset value, end of period	$ 39.59	$ 47.06	$ 36.30	$ 30.49
Total Return B,C,D	(12.09)%	34.08%	25.49%	11.24%
Ratios to Average Net Assets F,I
Expenses before reductions	1.69% A	1.63%	1.71%	1.75% A
Expenses net of fee waivers, if any	1.69% A	1.63%	1.71%	1.75% A
Expenses net of all reductions	1.65% A	1.60%	1.65%	1.69% A
Net investment income (loss)	.65% A	.70%	.78%	.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 93	$ 53	$ 10	$ 2
Portfolio turnover rate G	75% A	56%	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 46.70	$ 36.12	$ 30.36	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.03	.08	.08	.08
Net realized and unrealized gain (loss)	(5.61)	11.64	7.19	2.87
Total from investment operations	(5.58)	11.72	7.27	2.95
Distributions from net investment income	(.16)	(.16)	(.11)	-
Distributions from net realized gain	(1.67)	(.98)	(1.40)	-
Total distributions	(1.83)	(1.14)	(1.51)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J
Net asset value, end of period	$ 39.29	$ 46.70	$ 36.12	$ 30.36
Total Return B,C,D	(12.32)%	33.37%	24.91%	10.76%
Ratios to Average Net Assets F,I
Expenses before reductions	2.19% A	2.14%	2.27%	2.24% A
Expenses net of fee waivers, if any	2.19% A	2.14%	2.25%	2.24% A
Expenses net of all reductions	2.16% A	2.10%	2.19%	2.18% A
Net investment income (loss)	.14% A	.19%	.24%	.33% A
Supplemental Data
Net assets, end of period (in millions)	$ 27	$ 17	$ 4	$ 1
Portfolio turnover rate G	75% A	56%	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 46.82	$ 36.19	$ 30.41	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.03	.09	.11	.13
Net realized and unrealized gain (loss)	(5.63)	11.66	7.19	2.87
Total from investment operations	(5.60)	11.75	7.30	3.00
Distributions from net investment income	(.17)	(.14)	(.12)	-
Distributions from net realized gain	(1.67)	(.98)	(1.40)	-
Total distributions	(1.84)	(1.12)	(1.52)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J
Net asset value, end of period	$ 39.38	$ 46.82	$ 36.19	$ 30.41
Total Return B,C,D	(12.32)%	33.38%	24.97%	10.94%
Ratios to Average Net Assets F,I
Expenses before reductions	2.17% A	2.11%	2.16%	2.04% A
Expenses net of fee waivers, if any	2.17% A	2.11%	2.16%	2.04% A
Expenses net of all reductions	2.13% A	2.08%	2.11%	1.98% A
Net investment income (loss)	.17% A	.22%	.33%	.53% A
Supplemental Data
Net assets, end of period (in millions)	$ 59	$ 28	$ 6	$ 2
Portfolio turnover rate G	75% A	56%	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Discovery

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 47.68	$ 36.67	$ 30.65	$ 25.31	$ 21.87	$ 16.66
Income from Investment Operations
Net investment income (loss) D	.25	.53	.48	.37	.22	.19
Net realized and unrealized gain (loss)	(5.71)	11.84	7.25	5.24	3.40	5.11
Total from investment operations	(5.46)	12.37	7.73	5.61	3.62	5.30
Distributions from net investment income	(.41)	(.38)	(.31)	(.15)	(.18)	(.09)
Distributions from net realized gain	(1.67)	(.98)	(1.40)	(.12)	-	-
Total distributions	(2.08)	(1.36)	(1.71)	(.27)	(.18)	(.09)
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	- H
Net asset value, end of period	$ 40.14	$ 47.68	$ 36.67	$ 30.65	$ 25.31	$ 21.87
Total Return B,C	(11.83)%	34.85%	26.34%	22.29%	16.65%	31.97%
Ratios to Average Net Assets E,G
Expenses before reductions	1.09% A	1.04%	1.09%	1.08%	1.10%	1.14%
Expenses net of fee waivers, if any	1.09% A	1.04%	1.08%	1.07%	1.10%	1.14%
Expenses net of all reductions	1.05% A	1.00%	1.03%	1.01%	1.06%	1.11%
Net investment income (loss)	1.25% A	1.30%	1.41%	1.35%	.92%	1.08%
Supplemental Data
Net assets, end of period (in millions)	$ 13,163	$ 14,176	$ 8,054	$ 3,949	$ 2,193	$ 1,243
Portfolio turnover rate F	75% A	56%	56%	75%	87%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.73	$ 36.71	$ 30.68	$ 27.41
Income from Investment Operations
Net investment income (loss) D	.26	.55	.51	.38
Net realized and unrealized gain (loss)	(5.71)	11.85	7.25	2.89
Total from investment operations	(5.45)	12.40	7.76	3.27
Distributions from net investment income	(.44)	(.40)	(.33)	-
Distributions from net realized gain	(1.67)	(.98)	(1.40)	-
Total distributions	(2.11)	(1.38)	(1.73)	-
Redemption fees added to paid in capital D	- I	- I	- I	- I
Net asset value, end of period	$ 40.17	$ 47.73	$ 36.71	$ 30.68
Total Return B,C	(11.81)%	34.93%	26.45%	11.93%
Ratios to Average Net Assets E,H
Expenses before reductions	1.05% A	.97%	1.00%	.97% A
Expenses net of fee waivers, if any	1.05% A	.97%	1.00%	.97% A
Expenses net of all reductions	1.01% A	.94%	.95%	.90% A
Net investment income (loss)	1.29% A	1.36%	1.49%	1.60% A
Supplemental Data
Net assets, end of period (in millions)	$ 79	$ 58	$ 28	$ 10
Portfolio turnover rate F	75% A	56%	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Discovery and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. On January 17, 2008, the Board of Trustees approved the creation of an additional class of shares. The Fund commenced the sale of Class K shares on May 9, 2008. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,705,250
Unrealized depreciation	(486,908)
Net unrealized appreciation (depreciation)	$ 2,218,342
Cost for federal income tax purposes	$ 12,634,924

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Forward Foreign Currency Contracts. The Fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the Fund's currency exposure. Contracts to sell generally are used to hedge the Fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) recognized on the date of offset: otherwise, gain (loss) is recognized on settlement date.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are

Semiannual Report

4. Operating Policies - continued

Futures Contracts - continued

made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,038,784 and $4,976,321, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Discovery, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .82% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 623	$ 84
Class T	.25%	.25%	176	3
Class B	.75%	.25%	108	81
Class C	.75%	.25%	210	92
			$ 1,117	$ 260

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 194
Class T	31
Class B*	11
Class C*	5
$ 241

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Company, Inc. (FSC) also an affiliate of FMR was the transfer agent for International Discovery shares. For the period, each class paid the following transfer agent fees.

	Amount	% of Average Net Assets*
Class A	$ 481.19
Class T	109.31
Class B	34.32
Class C	62.29
International Discovery	13,764.21
Institutional Class	55.17
	$ 14,505

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $4,520.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,619 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
International Discovery	$ 167

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment

Semiannual Report

10. Other - continued

of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $5, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 3,599	$ 1,387
Class T	387	80
Class B	67	21
Class C	123	24
International Discovery	124,823	84,038
Institutional Class	575	312
Total	$ 129,574	$ 85,862
From net realized gain
Class A	$ 16,423	$ 3,929
Class T	2,244	302
Class B	719	130
Class C	1,185	170
International Discovery	505,959	219,032
Institutional Class	2,177	762
Total	$ 528,707	$ 224,325

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	8,041	5,675	$ 322,769	$ 234,633
Reinvestment of distributions	252	63	11,025	2,271
Shares redeemed	(1,606)	(770)	(63,511)	(31,203)
Net increase (decrease)	6,687	4,968	$ 270,283	$ 205,701
Class T
Shares sold	1,394	1,031	$ 55,812	$ 42,252
Reinvestment of distributions	59	10	2,571	371
Shares redeemed	(243)	(187)	(9,465)	(7,614)
Net increase (decrease)	1,210	854	$ 48,918	$ 35,009
Class B
Shares sold	351	293	$ 14,161	$ 11,952
Reinvestment of distributions	17	4	721	136
Shares redeemed	(58)	(53)	(2,240)	(2,096)
Net increase (decrease)	310	244	$ 12,642	$ 9,992
Class C
Shares sold	977	481	$ 38,853	$ 19,749
Reinvestment of distributions	25	4	1,076	139
Shares redeemed	(101)	(55)	(3,949)	(2,234)
Net increase (decrease)	901	430	$ 35,980	$ 17,654
International Discovery
Shares sold	63,475	133,089	$ 2,596,482	$ 5,367,776
Reinvestment of distributions	13,646	7,929	600,976	289,550
Shares redeemed	(46,521)	(63,328)	(1,853,670)	(2,558,324)
Net increase (decrease)	30,600	77,690	$ 1,343,788	$ 3,099,002
Institutional Class
Shares sold	1,045	538	$ 41,011	$ 22,351
Reinvestment of distributions	42	19	1,852	700
Shares redeemed	(339)	(120)	(12,053)	(5,000)
Net increase (decrease)	748	437	$ 30,810	$ 18,051

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	44,485,656,811.55	94.702
Withheld	2,488,551,854.62	5.298
TOTAL	46,974,208,666.17	100.000
Dennis J. Dirks
Affirmative	44,706,671,638.31	95.173
Withheld	2,267,537,027.86	4.827
TOTAL	46,974,208,666.17	100.000
Edward C. Johnson 3d
Affirmative	44,294,881,638.16	94.296
Withheld	2,679,327,028.01	5.704
TOTAL	46,974,208,666.17	100.000
Alan J. Lacy
Affirmative	44,685,373,413.16	95.127
Withheld	2,288,835,253.01	4.873
TOTAL	46,974,208,666.17	100.000
Ned C. Lautenbach
Affirmative	44,634,541,379.41	95.019
Withheld	2,339,667,286.76	4.981
TOTAL	46,974,208,666.17	100.000
Joseph Mauriello
Affirmative	44,683,962,099.80	95.124
Withheld	2,290,246,566.37	4.876
TOTAL	46,974,208,666.17	100.000
Cornelia M. Small
Affirmative	44,671,688,375.36	95.098
Withheld	2,302,520,290.81	4.902
TOTAL	46,974,208,666.17	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	44,465,262,087.61	94.659
Withheld	2,508,946,578.56	5.341
TOTAL	46,974,208,666.17	100.000
David M. Thomas
Affirmative	44,694,340,813.87	95.147
Withheld	2,279,867,852.30	4.853
TOTAL	46,974,208,666.17	100.000
Michael E. Wiley
Affirmative	44,686,513,174.78	95.130
Withheld	2,287,695,491.39	4.870
TOTAL	46,974,208,666.17	100.000
PROPOSAL 5

Shareholder proposal concerning "oversight procedures to screen out investments in companies that, in the judgement of the Board, substantially contribute to genocide, patterns of extraordinary and egregious violations of human rights, or crimes against humanity."

	# of Votes	% of Votes
Affirmative	1,337,480,153.27	21.306
Against	4,280,655,741.12	68.193
Abstain	268,134,649.82	4.271
Broker Non-Votes	391,079,068.84	6.230
TOTAL	6,277,349,613.05	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on December 13, 2007. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to reduce the required quorum for shareholder meetings.A
	# of Votes	% of Votes
Affirmative	45,014,793,255.82	80.372
Against	6,871,112,667.08	12.268
Abstain	2,163,456,438.02	3.863
Broker Non-Votes	1,958,633,563.89	3.497
TOTAL	56,007,995,924.81	100.000
PROPOSAL 2
To elect the nominees specified below as Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	53,384,952,361.03	95.317
Withheld	2,623,043,563.78	4.683
TOTAL	56,007,995,924.81	100.000
Dennis J. Dirks
Affirmative	53,595,104,608.67	95.692
Withheld	2,412,891,316.14	4.308
TOTAL	56,007,995,924.81	100.000
Albert R. Gamper, Jr.
Affirmative	53,570,235,221.69	95.647
Withheld	2,437,760,703.12	4.353
TOTAL	56,007,995,924.81	100.000
George H. Heilmeier
Affirmative	53,166,350,588.50	94.926
Withheld	2,841,645,336.31	5.074
TOTAL	56,007,995,924.81	100.000
	# of Votes	% of Votes
Edward C. Johnson 3d
Affirmative	53,230,508,654.93	95.041
Withheld	2,777,487,269.88	4.959
TOTAL	56,007,995,924.81	100.000
James H. Keyes
Affirmative	53,549,161,456.52	95.610
Withheld	2,458,834,468.29	4.390
TOTAL	56,007,995,924.81	100.000
Marie L. Knowles
Affirmative	53,543,925,066.86	95.601
Withheld	2,464,070,857.95	4.399
TOTAL	56,007,995,924.81	100.000
Ned C. Lautenbach
Affirmative	53,547,116,322.50	95.606
Withheld	2,460,879,602.31	4.394
TOTAL	56,007,995,924.81	100.000
Cornelia M. Small
Affirmative	53,564,793,514.25	95.638
Withheld	2,443,202,410.56	4.362
TOTAL	56,007,995,924.81	100.000
William S. Stavropoulos
Affirmative	53,426,544,502.76	95.391
Withheld	2,581,451,422.05	4.609
TOTAL	56,007,995,924.81	100.000
Kenneth L. Wolfe
Affirmative	53,229,881,790.63	95.040
Withheld	2,778,114,134.18	4.960
TOTAL	56,007,995,924.81	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

AID-USAN-0608
1.806663.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
International Discovery
Fund - Institutional Class

Semiannual Report

April 30, 2008

Institutional Class is
a class of Fidelity®
International Discovery Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on redemptions of shares purchased prior to October 12, 1990, and redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 880.70	$ 6.17
HypotheticalA	$ 1,000.00	$ 1,018.30	$ 6.62
Class T
Actual	$ 1,000.00	$ 879.10	$ 7.90
HypotheticalA	$ 1,000.00	$ 1,016.46	$ 8.47
Class B
Actual	$ 1,000.00	$ 876.80	$ 10.22
HypotheticalA	$ 1,000.00	$ 1,013.97	$ 10.97
Class C
Actual	$ 1,000.00	$ 876.80	$ 10.13
HypotheticalA	$ 1,000.00	$ 1,014.07	$ 10.87
International Discovery
Actual	$ 1,000.00	$ 881.70	$ 5.10
HypotheticalA	$ 1,000.00	$ 1,019.44	$ 5.47
Institutional Class
Actual	$ 1,000.00	$ 881.90	$ 4.91
HypotheticalA	$ 1,000.00	$ 1,019.64	$ 5.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.32%
Class T	1.69%
Class B	2.19%
Class C	2.17%
International Discovery	1.09%
Institutional Class	1.05%

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2008
United Kingdom 17.5%
Japan 15.4%
Germany 12.6%
Switzerland 8.0%
France 6.7%
Australia 5.4%
United States of America 4.2%
Spain 3.8%
Canada 3.0%
Other 23.4%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2007
United Kingdom 14.7%
Japan 14.3%
Germany 11.1%
France 9.4%
Switzerland 8.5%
Australia 7.2%
United States of America 4.6%
Spain 3.2%
Norway 2.7%
Other 24.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	96.3	96.2
Short-Term Investments and Net Other Assets	3.7	3.8
Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	2.0	1.1
E.ON AG (Germany, Electric Utilities)	2.0	1.6
Nestle SA (Reg.) (Switzerland, Food Products)	1.8	1.2
CSL Ltd. (Australia, Biotechnology)	1.7	1.3
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.6	1.6
Telefonica SA (Spain, Diversified Telecommunication Services)	1.6	1.5
Sumitomo Mitsui Financial Group, Inc. (Japan, Commercial Banks)	1.3	0.7
BHP Billiton PLC (United Kingdom, Metals & Mining)	1.2	1.2
Canon, Inc. (Japan, Office Electronics)	1.1	0.8
Nokia Corp. sponsored ADR (Finland, Communications Equipment)	1.1	1.0
	15.4
Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.2	17.3
Industrials	9.9	15.1
Energy	9.4	7.4
Health Care	9.2	7.6
Information Technology	9.1	8.9
Consumer Staples	8.6	7.8
Materials	8.4	8.1
Consumer Discretionary	7.2	12.6
Telecommunication Services	6.9	4.9
Utilities	6.0	6.1

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value (000s)
Australia - 5.4%
ABB Grain Ltd.	1,700,680	$ 16,026
AXA Asia Pacific Holdings Ltd.	3,949,651	22,130
Babcock & Brown Ltd. (d)	5,309,299	73,618
Babcock & Brown Wind Partners	7,455,047	11,111
Brambles Ltd.	3,864,957	32,446
Cochlear Ltd.	1,233,107	65,949
Commonwealth Bank of Australia	1,124,424	47,568
Computershare Ltd.	6,844,068	57,778
CSL Ltd.	6,334,338	237,740
Macquarie Group Ltd. (d)	308,316	18,444
QBE Insurance Group Ltd.	2,074,346	49,483
Seek Ltd. (d)	3,139,317	14,806
Woolworths Ltd.	3,076,663	83,289
WorleyParsons Ltd.	742,190	27,163
TOTAL AUSTRALIA		757,551
Austria - 0.0%
Strabag SE	54,039	3,796
Belgium - 0.2%
Hansen Transmission International NV	6,191,000	27,080
Bermuda - 0.6%
Aquarius Platinum Ltd. (United Kingdom)	4,644,900	73,189
Ports Design Ltd.	4,763,900	15,343
TOTAL BERMUDA		88,532
Brazil - 1.3%
Bovespa Holding SA	2,235,800	33,963
Petroleo Brasileiro SA - Petrobras sponsored ADR	366,800	44,537
Uniao de Bancos Brasileiros SA (Unibanco) GDR	337,000	49,003
Vivo Participacoes SA (PN) sponsored ADR	7,159,500	48,327
TOTAL BRAZIL		175,830
Canada - 3.0%
Barrick Gold Corp.	442,100	16,993
EnCana Corp.	1,078,200	86,986
Goldcorp, Inc.	568,500	20,214
Niko Resources Ltd.	498,400	45,035
Open Text Corp. (a)(d)	1,733,000	63,996
Petrobank Energy & Resources Ltd. (a)	936,500	45,193
Potash Corp. of Saskatchewan, Inc.	363,400	66,847
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Suncor Energy, Inc.	394,800	$ 44,553
Talisman Energy, Inc.	1,883,200	38,090
TOTAL CANADA		427,907
Cayman Islands - 0.0%
Lee & Man Paper Manufacturing Ltd.	2,575,900	4,793
China - 0.2%
ZTE Corp. (H Shares)	4,990,280	20,907
Cyprus - 0.2%
Aisi Realty Public Ltd. (e)	10,023,000	6,676
Marfin Popular Bank Public Co.	2,692,059	24,039
TOTAL CYPRUS		30,715
Czech Republic - 0.3%
Ceske Energeticke Zavody AS	606,300	45,056
Denmark - 1.2%
Novo Nordisk AS Series B	1,365,000	93,954
Vestas Wind Systems AS (a)	663,400	72,726
TOTAL DENMARK		166,680
Finland - 1.1%
Nokia Corp. sponsored ADR	5,239,700	157,558
France - 6.7%
Alstom SA	592,506	137,819
AXA SA (d)	1,678,966	62,020
BNP Paribas SA	940,539	101,678
Cap Gemini SA (d)	643,800	39,186
CNP Assurances (d)	218,000	25,932
Eutelsat Communications	3,138,785	92,854
Gaz de France	1,298,200	85,807
Groupe Danone	670,500	59,495
Orpea (a)	560,828	30,634
Remy Cointreau SA	185,855	11,562
Sechilienne-Sidec	182,432	14,496
Societe Generale Series A	188,520	22,119
Suez SA (France)	1,954,400	138,821
Total SA Series B	1,443,376	120,879
TOTAL FRANCE		943,302
Germany - 11.6%
Allianz AG (Reg.)	629,430	127,867
Bayer AG (d)	535,200	45,785
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Bayer AG sponsored ADR	1,353,900	$ 115,217
Beiersdorf AG (d)	641,100	54,735
CompuGROUP Holding AG (a)	519,400	7,946
Daimler AG (Reg.)	693,600	53,920
Deutsche Bank AG	298,200	35,550
Deutsche Boerse AG	689,625	101,435
E.ON AG (d)	1,396,700	284,999
Fresenius Medical Care AG	641,600	34,145
GEA Group AG	1,668,100	61,847
Gerresheimer AG	868,000	48,524
K&S AG	89,600	37,709
Linde AG	796,228	116,966
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.) (d)	739,400	143,431
Q-Cells AG (a)(d)	365,515	42,801
RWE AG (d)	700,900	80,903
SGL Carbon AG (a)	661,000	45,207
Siemens AG (Reg.)	833,800	97,538
SolarWorld AG	804,033	43,391
Wincor Nixdorf AG	256,500	19,677
Wirecard AG	1,525,100	32,141
TOTAL GERMANY		1,631,734
Greece - 0.5%
Public Power Corp. of Greece	1,513,945	64,001
Hong Kong - 2.5%
Cheung Kong Holdings Ltd.	3,646,000	56,797
China Mobile (Hong Kong) Ltd.	6,112,000	105,172
Esprit Holdings Ltd.	8,115,900	99,872
Hang Seng Bank Ltd.	1,904,000	38,138
Li & Fung Ltd.	11,821,900	48,922
Wing Hang Bank Ltd.	348,500	4,669
TOTAL HONG KONG		353,570
India - 1.5%
Bharti Airtel Ltd. (a)	1,968,182	43,706
Infosys Technologies Ltd.	1,028,452	44,573
Reliance Industries Ltd.	1,338,272	86,500
Satyam Computer Services Ltd.	3,263,566	38,941
TOTAL INDIA		213,720
Indonesia - 0.9%
PT Bumi Resources Tbk	100,629,500	72,572
Common Stocks - continued
	Shares	Value (000s)
Indonesia - continued
PT Indosat Tbk	41,008,500	$ 26,906
PT Perusahaan Gas Negara Tbk Series B	15,619,500	20,496
TOTAL INDONESIA		119,974
Ireland - 0.4%
C&C Group PLC	4,014,900	27,578
Paddy Power PLC (Ireland)	646,097	22,593
TOTAL IRELAND		50,171
Israel - 1.0%
Israel Chemicals Ltd.	3,441,200	63,353
Nice Systems Ltd. sponsored ADR (a)	918,700	29,251
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,021,400	47,781
TOTAL ISRAEL		140,385
Italy - 1.9%
A2A SpA	7,499,000	27,686
Edison SpA	9,838,300	24,420
Fiat SpA (d)	2,675,400	60,130
Finmeccanica SpA	1,232,600	43,102
Prysmian SpA	1,016,400	24,262
UniCredit SpA	10,574,400	80,574
TOTAL ITALY		260,174
Japan - 14.0%
Aeon Co. Ltd.	1,113,800	16,326
Aeon Mall Co. Ltd.	1,073,500	33,695
Asics Corp.	4,395,000	44,546
Bridgestone Corp.	626,600	11,531
Canon Marketing Japan, Inc.	2,296,500	44,605
Canon, Inc.	3,220,450	161,893
East Japan Railway Co.	10,116	80,713
Fujifilm Holdings Corp.	2,117,800	81,864
Ibiden Co. Ltd.	601,300	26,235
Konica Minolta Holdings, Inc.	6,904,500	104,032
Matsushita Electric Industrial Co. Ltd.	1,553,000	36,243
Mitsubishi Corp.	3,192,200	102,746
Mitsubishi UFJ Financial Group, Inc.	10,890,700	119,987
Mitsui & Co. Ltd.	4,895,000	114,947
Mizuho Financial Group, Inc.	9,800	50,993
Namco Bandai Holdings, Inc.	1,828,400	22,939
NGK Insulators Ltd.	2,945,900	56,730
Nintendo Co. Ltd.	199,800	109,794
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Nippon Building Fund, Inc.	2,590	$ 33,992
Nippon Electric Glass Co. Ltd.	1,705,000	26,517
Nomura Holdings, Inc.	7,513,000	131,171
ORIX Corp.	534,210	96,629
Shiseido Co. Ltd.	511,000	12,259
Sompo Japan Insurance, Inc.	2,738,300	30,505
Sony Corp. sponsored ADR	838,300	38,386
Sony Financial Holdings, Inc.	1,085	4,584
Sumitomo Mitsui Financial Group, Inc.	21,102	181,565
Sumitomo Trust & Banking Co. Ltd.	2,478,800	22,284
Tokyo Electron Ltd.	453,400	29,446
Toyota Motor Corp.	2,765,500	140,915
TOTAL JAPAN		1,968,072
Korea (South) - 1.4%
LG Household & Health Care Ltd.	190,530	39,407
MegaStudy Co. Ltd.	90,351	29,809
NHN Corp. (a)	326,294	75,780
Shinhan Financial Group Co. Ltd.	781,390	45,114
TOTAL KOREA (SOUTH)		190,110
Luxembourg - 0.4%
SES SA (A Shares) FDR unit	2,399,068	59,174
Malaysia - 1.0%
DiGi.com Bhd	4,002,700	30,790
Gamuda Bhd	55,399,400	54,715
IJM Corp. Bhd	8,838,700	16,088
KNM Group Bhd	19,984,600	40,488
Kulim Malaysia Bhd	1,155,000	2,834
TOTAL MALAYSIA		144,915
Mexico - 0.7%
America Movil SAB de CV Series L sponsored ADR	1,715,400	99,425
Netherlands - 1.3%
Advanced Metallurgical Group NV	259,500	17,792
Heineken NV (Bearer) (d)	958,100	55,924
Koninklijke KPN NV	5,865,900	107,918
TOTAL NETHERLANDS		181,634
Norway - 1.3%
Hafslund ASA (B Shares) (d)	674,550	14,909
Petroleum Geo-Services ASA	1,889,000	51,586
Common Stocks - continued
	Shares	Value (000s)
Norway - continued
Pronova BioPharma ASA	6,497,400	$ 22,466
Renewable Energy Corp. AS (a)	1,148,900	39,331
StatoilHydro ASA	1,426,800	51,718
TOTAL NORWAY		180,010
Papua New Guinea - 0.3%
Lihir Gold Ltd. (a)	14,909,774	41,347
Russia - 0.4%
OAO Gazprom sponsored ADR	1,190,300	62,967
Singapore - 0.4%
Keppel Corp. Ltd.	2,418,000	18,401
Singapore Exchange Ltd.	5,967,000	37,797
TOTAL SINGAPORE		56,198
South Africa - 0.2%
JSE Ltd.	2,428,500	20,962
Spain - 3.8%
Banco Santander SA	6,730,500	145,522
Grifols SA	3,045,600	85,343
Repsol YPF SA	1,984,100	80,142
Telefonica SA	7,546,500	216,800
TOTAL SPAIN		527,807
Sweden - 0.8%
H&M Hennes & Mauritz AB (B Shares)	588,550	34,992
Modern Times Group MTG AB (B Shares)	1,087,900	79,943
TOTAL SWEDEN		114,935
Switzerland - 8.0%
ABB Ltd. sponsored ADR	4,794,400	147,044
Actelion Ltd. (Reg.) (a)	1,334,950	67,623
BB BIOTECH AG	354,261	27,243
Credit Suisse Group (Reg.)	463,271	25,792
EFG International	547,410	17,509
Julius Baer Holding AG	1,007,697	74,770
Nestle SA (Reg.)	537,026	257,528
Novartis AG (Reg.)	763,970	38,499
Roche Holding AG (participation certificate)	795,434	132,623
SGS Societe Generale de Surveillance Holding SA (Reg.)	25,313	35,781
Sonova Holding AG	783,960	66,339
Syngenta AG (Switzerland)	401,379	119,263
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Tecan Group AG	212,300	$ 13,991
Zurich Financial Services AG (Reg.)	318,539	97,507
TOTAL SWITZERLAND		1,121,512
Taiwan - 0.6%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	10,203,668	59,149
Wistron Corp.	15,219,615	26,293
TOTAL TAIWAN		85,442
Thailand - 0.5%
Bangkok Bank Ltd. PCL (For. Reg.)	7,593,300	33,514
Total Access Communication PCL	376,200	538
Total Access Communication PCL unit	23,019,300	33,564
TOTAL THAILAND		67,616
United Kingdom - 17.5%
Anglo American PLC (United Kingdom)	1,134,654	73,748
Autonomy Corp. PLC (a)	1,365,900	23,260
BAE Systems PLC	8,033,509	74,552
Barclays PLC	2,799,300	25,310
BG Group PLC	4,347,600	106,409
BG Group PLC sponsored ADR	207,400	25,095
BHP Billiton PLC	4,684,600	167,655
Blinkx PLC	2,595,500	851
British American Tobacco PLC	3,348,600	125,610
British American Tobacco PLC sponsored ADR	404,500	30,556
Capita Group PLC	2,212,793	29,169
Clipper Windpower PLC (a)	2,006,200	20,483
Diageo PLC	3,245,200	66,186
GlaxoSmithKline PLC sponsored ADR	991,900	43,753
HBOS PLC	3,438,500	32,166
HSBC Holdings PLC:
(Hong Kong) (Reg.)	2,722,444	47,182
(United Kingdom) (Reg.)	5,274,900	91,590
Icap PLC	4,468,800	52,067
Imperial Tobacco Group PLC	1,839,900	88,491
Informa PLC	3,117,000	21,412
Man Group PLC	9,448,600	109,242
Misys PLC	7,892,600	24,598
Pearson PLC	382,100	4,991
Prudential PLC	2,542,500	34,880
Reckitt Benckiser Group PLC	2,043,100	119,347
Renovo Group PLC (a)(e)	10,125,200	6,945
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Rio Tinto PLC (Reg.)	1,350,000	$ 157,370
Royal Bank of Scotland Group PLC	7,809,157	53,567
Royal Dutch Shell PLC Class B	7,221,659	287,752
Shire PLC	2,222,100	40,820
SSL International PLC	6,048,805	55,262
Standard Chartered PLC (United Kingdom)	1,148,100	40,952
Tesco PLC	11,600,812	98,950
Vodafone Group PLC	69,326,235	219,388
Xstrata PLC	701,300	55,021
TOTAL UNITED KINGDOM		2,454,630
United States of America - 0.5%
Macquarie Infrastructure Co. LLC	131,000	3,878
Philip Morris International, Inc. (a)	932,400	47,580
ResMed, Inc. (a)(d)	566,955	24,447
TOTAL UNITED STATES OF AMERICA		75,905
TOTAL COMMON STOCKS (Cost $10,962,337)		13,136,097
Nonconvertible Preferred Stocks - 1.3%

Germany - 1.0%
Fresenius AG (non-vtg.)	1,229,200	102,086
Porsche Automobil Holding SE	214,950	39,750
TOTAL GERMANY		141,836
Italy - 0.3%
Intesa Sanpaolo SpA	6,761,102	48,024
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $140,489)		189,860
Government Obligations - 0.1%
Principal Amount (000s)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.07% to 1.59% 6/5/08 to 7/10/08 (f) (Cost $10,973)	$ 11,000	10,974
Money Market Funds - 10.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.51% (b)	741,082,326	$ 741,082
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	775,252,650	775,253
TOTAL MONEY MARKET FUNDS (Cost $1,516,335)		1,516,335
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $12,630,134)		14,853,266
NET OTHER ASSETS - (5.8)%		(816,834)
NET ASSETS - 100%		$ 14,036,432
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,759 Nikkei 225 Index Contracts (Japan)	June 2008	$ 122,514	$ 4,279
550 TOPIX 150 Index Contracts (Japan)	June 2008	71,553	(393)
TOTAL EQUITY INDEX CONTRACTS		$ 194,067	$ 3,886

The face value of futures purchased as a percentage of net assets - 1.4%
Forward Foreign Currency Contracts
	Settlement Dates	Value (000s)	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
85,138 EUR	May 2008	$ 132,739	$ 2,739
40,131,390 JPY	May 2008	386,625	(3,375)
		$ 519,364	$ (636)

(Payable Amount $520,000)

The value of contracts to buy as a percentage of net assets - 3.7%
Currency Abbreviations
EUR	-	European Monetary Unit
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $10,974,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 15,704
Fidelity Securities Lending Cash Central Fund	4,520
Total	$ 20,224
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aisi Realty Public Ltd.	$ 8,752	$ -	$ -	$ -	$ 6,676
Renovo Group PLC	42,523	-	-	-	6,945
Total	$ 51,275	$ -	$ -	$ -	$ 13,621

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $746,122) - See accompanying schedule: Unaffiliated issuers (cost $11,080,054)	$ 13,323,310
Fidelity Central Funds (cost $1,516,335)	1,516,335
Other affiliated issuers (cost $33,745)	13,621
Total Investments (cost $12,630,134)		$ 14,853,266
Receivable for investments sold		172,325
Unrealized appreciation on foreign currency contracts		2,739
Receivable for fund shares sold		16,926
Dividends receivable		39,913
Distributions receivable from Fidelity Central Funds		4,160
Other receivables		1,985
Total assets		15,091,314

Liabilities
Payable to custodian bank	$ 14,888
Payable for investments purchased	232,512
Unrealized depreciation on foreign currency contracts	3,375
Payable for fund shares redeemed	12,276
Accrued management fee	9,329
Distribution fees payable	229
Payable for daily variation on futures contracts	247
Other affiliated payables	2,561
Other payables and accrued expenses	4,212
Collateral on securities loaned, at value	775,253
Total liabilities		1,054,882

Net Assets		$ 14,036,432
Net Assets consist of:
Paid in capital		$ 11,661,476
Undistributed net investment income		75,568
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		76,807
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,222,581
Net Assets		$ 14,036,432

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($617,103 ÷ 15,490.1 shares)	$ 39.84

Maximum offering price per share (100/94.25 of $39.84)	$ 42.27
Class T: Net Asset Value and redemption price per share ($92,658 ÷ 2,340.7 shares)	$ 39.59

Maximum offering price per share (100/96.50 of $39.59)	$ 41.03
Class B: Net Asset Value and offering price per share ($26,636 ÷ 677.9 shares)A	$ 39.29

Class C: Net Asset Value and offering price per share ($58,813 ÷ 1,493.3 shares)A	$ 39.38

International Discovery: Net Asset Value, offering price and redemption price per share ($13,162,610 ÷ 327,935.1 shares)	$ 40.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($78,612 ÷ 1,957.1 shares)	$ 40.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 150,713
Interest		86
Income from Fidelity Central Funds		20,224
		171,023
Less foreign taxes withheld		(12,916)
Total income		158,107

Expenses
Management fee Basic fee	$ 48,640
Performance adjustment	7,546
Transfer agent fees	14,505
Distribution fees	1,117
Accounting and security lending fees	975
Custodian fees and expenses	1,260
Independent trustees' compensation	28
Registration fees	408
Audit	57
Legal	23
Miscellaneous	1,530
Total expenses before reductions	76,089
Expense reductions	(2,786)	73,303
Net investment income (loss)		84,804
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $366)	124,340
Foreign currency transactions	(1,749)
Futures contracts	(12,964)
Total net realized gain (loss)		109,627
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $257)	(1,991,066)
Assets and liabilities in foreign currencies	(575)
Futures contracts	728
Total change in net unrealized appreciation (depreciation)		(1,990,913)
Net gain (loss)		(1,881,286)
Net increase (decrease) in net assets resulting from operations		$ (1,796,482)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 84,804	$ 144,458
Net realized gain (loss)	109,627	608,100
Change in net unrealized appreciation (depreciation)	(1,990,913)	2,677,967
Net increase (decrease) in net assets resulting from operations	(1,796,482)	3,430,525
Distributions to shareholders from net investment income	(129,574)	(85,862)
Distributions to shareholders from net realized gain	(528,707)	(224,325)
Total distributions	(658,281)	(310,187)
Share transactions - net increase (decrease)	1,742,421	3,385,409
Redemption fees	422	502
Total increase (decrease) in net assets	(711,920)	6,506,249

Net Assets
Beginning of period	14,748,352	8,242,103
End of period (including undistributed net investment income of $75,568 and undistributed net investment income of $137,292, respectively)	$ 14,036,432	$ 14,748,352

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 47.34	$ 36.47	$ 30.57	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.20	.44	.42	.28
Net realized and unrealized gain (loss)	(5.66)	11.76	7.19	2.88
Total from investment operations	(5.46)	12.20	7.61	3.16
Distributions from net investment income	(.37)	(.35)	(.31)	-
Distributions from net realized gain	(1.67)	(.98)	(1.40)	-
Total distributions	(2.04)	(1.33)	(1.71)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J
Net asset value, end of period	$ 39.84	$ 47.34	$ 36.47	$ 30.57
Total Return B,C,D	(11.93)%	34.54%	26.01%	11.53%
Ratios to Average Net Assets F,I
Expenses before reductions	1.32% A	1.25%	1.27%	1.42% A
Expenses net of fee waivers, if any	1.32% A	1.25%	1.27%	1.42% A
Expenses net of all reductions	1.28% A	1.22%	1.21%	1.36% A
Net investment income (loss)	1.01% A	1.08%	1.22%	1.15% A
Supplemental Data
Net assets, end of period (in millions)	$ 617	$ 417	$ 140	$ 2
Portfolio turnover rate G	75% A	56%	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 47.06	$ 36.30	$ 30.49	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.13	.29	.27	.20
Net realized and unrealized gain (loss)	(5.64)	11.71	7.18	2.88
Total from investment operations	(5.51)	12.00	7.45	3.08
Distributions from net investment income	(.29)	(.26)	(.24)	-
Distributions from net realized gain	(1.67)	(.98)	(1.40)	-
Total distributions	(1.96)	(1.24)	(1.64)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J
Net asset value, end of period	$ 39.59	$ 47.06	$ 36.30	$ 30.49
Total Return B,C,D	(12.09)%	34.08%	25.49%	11.24%
Ratios to Average Net Assets F,I
Expenses before reductions	1.69% A	1.63%	1.71%	1.75% A
Expenses net of fee waivers, if any	1.69% A	1.63%	1.71%	1.75% A
Expenses net of all reductions	1.65% A	1.60%	1.65%	1.69% A
Net investment income (loss)	.65% A	.70%	.78%	.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 93	$ 53	$ 10	$ 2
Portfolio turnover rate G	75% A	56%	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 46.70	$ 36.12	$ 30.36	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.03	.08	.08	.08
Net realized and unrealized gain (loss)	(5.61)	11.64	7.19	2.87
Total from investment operations	(5.58)	11.72	7.27	2.95
Distributions from net investment income	(.16)	(.16)	(.11)	-
Distributions from net realized gain	(1.67)	(.98)	(1.40)	-
Total distributions	(1.83)	(1.14)	(1.51)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J
Net asset value, end of period	$ 39.29	$ 46.70	$ 36.12	$ 30.36
Total Return B,C,D	(12.32)%	33.37%	24.91%	10.76%
Ratios to Average Net Assets F,I
Expenses before reductions	2.19% A	2.14%	2.27%	2.24% A
Expenses net of fee waivers, if any	2.19% A	2.14%	2.25%	2.24% A
Expenses net of all reductions	2.16% A	2.10%	2.19%	2.18% A
Net investment income (loss)	.14% A	.19%	.24%	.33% A
Supplemental Data
Net assets, end of period (in millions)	$ 27	$ 17	$ 4	$ 1
Portfolio turnover rate G	75% A	56%	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 46.82	$ 36.19	$ 30.41	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.03	.09	.11	.13
Net realized and unrealized gain (loss)	(5.63)	11.66	7.19	2.87
Total from investment operations	(5.60)	11.75	7.30	3.00
Distributions from net investment income	(.17)	(.14)	(.12)	-
Distributions from net realized gain	(1.67)	(.98)	(1.40)	-
Total distributions	(1.84)	(1.12)	(1.52)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J
Net asset value, end of period	$ 39.38	$ 46.82	$ 36.19	$ 30.41
Total Return B,C,D	(12.32)%	33.38%	24.97%	10.94%
Ratios to Average Net Assets F,I
Expenses before reductions	2.17% A	2.11%	2.16%	2.04% A
Expenses net of fee waivers, if any	2.17% A	2.11%	2.16%	2.04% A
Expenses net of all reductions	2.13% A	2.08%	2.11%	1.98% A
Net investment income (loss)	.17% A	.22%	.33%	.53% A
Supplemental Data
Net assets, end of period (in millions)	$ 59	$ 28	$ 6	$ 2
Portfolio turnover rate G	75% A	56%	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Discovery

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 47.68	$ 36.67	$ 30.65	$ 25.31	$ 21.87	$ 16.66
Income from Investment Operations
Net investment income (loss) D	.25	.53	.48	.37	.22	.19
Net realized and unrealized gain (loss)	(5.71)	11.84	7.25	5.24	3.40	5.11
Total from investment operations	(5.46)	12.37	7.73	5.61	3.62	5.30
Distributions from net investment income	(.41)	(.38)	(.31)	(.15)	(.18)	(.09)
Distributions from net realized gain	(1.67)	(.98)	(1.40)	(.12)	-	-
Total distributions	(2.08)	(1.36)	(1.71)	(.27)	(.18)	(.09)
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	- H
Net asset value, end of period	$ 40.14	$ 47.68	$ 36.67	$ 30.65	$ 25.31	$ 21.87
Total Return B,C	(11.83)%	34.85%	26.34%	22.29%	16.65%	31.97%
Ratios to Average Net Assets E,G
Expenses before reductions	1.09% A	1.04%	1.09%	1.08%	1.10%	1.14%
Expenses net of fee waivers, if any	1.09% A	1.04%	1.08%	1.07%	1.10%	1.14%
Expenses net of all reductions	1.05% A	1.00%	1.03%	1.01%	1.06%	1.11%
Net investment income (loss)	1.25% A	1.30%	1.41%	1.35%	.92%	1.08%
Supplemental Data
Net assets, end of period (in millions)	$ 13,163	$ 14,176	$ 8,054	$ 3,949	$ 2,193	$ 1,243
Portfolio turnover rate F	75% A	56%	56%	75%	87%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 47.73	$ 36.71	$ 30.68	$ 27.41
Income from Investment Operations
Net investment income (loss) D	.26	.55	.51	.38
Net realized and unrealized gain (loss)	(5.71)	11.85	7.25	2.89
Total from investment operations	(5.45)	12.40	7.76	3.27
Distributions from net investment income	(.44)	(.40)	(.33)	-
Distributions from net realized gain	(1.67)	(.98)	(1.40)	-
Total distributions	(2.11)	(1.38)	(1.73)	-
Redemption fees added to paid in capital D	- I	- I	- I	- I
Net asset value, end of period	$ 40.17	$ 47.73	$ 36.71	$ 30.68
Total Return B,C	(11.81)%	34.93%	26.45%	11.93%
Ratios to Average Net Assets E,H
Expenses before reductions	1.05% A	.97%	1.00%	.97% A
Expenses net of fee waivers, if any	1.05% A	.97%	1.00%	.97% A
Expenses net of all reductions	1.01% A	.94%	.95%	.90% A
Net investment income (loss)	1.29% A	1.36%	1.49%	1.60% A
Supplemental Data
Net assets, end of period (in millions)	$ 79	$ 58	$ 28	$ 10
Portfolio turnover rate F	75% A	56%	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Discovery and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. On January 17, 2008, the Board of Trustees approved the creation of an additional class of shares. The Fund commenced the sale of Class K shares on May 9, 2008. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,705,250
Unrealized depreciation	(486,908)
Net unrealized appreciation (depreciation)	$ 2,218,342
Cost for federal income tax purposes	$ 12,634,924

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Forward Foreign Currency Contracts. The Fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the Fund's currency exposure. Contracts to sell generally are used to hedge the Fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) recognized on the date of offset: otherwise, gain (loss) is recognized on settlement date.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are

Semiannual Report

4. Operating Policies - continued

Futures Contracts - continued

made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,038,784 and $4,976,321, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Discovery, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .82% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 623	$ 84
Class T	.25%	.25%	176	3
Class B	.75%	.25%	108	81
Class C	.75%	.25%	210	92
			$ 1,117	$ 260

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 194
Class T	31
Class B*	11
Class C*	5
$ 241

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Company, Inc. (FSC) also an affiliate of FMR was the transfer agent for International Discovery shares. For the period, each class paid the following transfer agent fees.

	Amount	% of Average Net Assets*
Class A	$ 481.19
Class T	109.31
Class B	34.32
Class C	62.29
International Discovery	13,764.21
Institutional Class	55.17
	$ 14,505

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $4,520.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,619 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
International Discovery	$ 167

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment

Semiannual Report

10. Other - continued

of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $5, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 3,599	$ 1,387
Class T	387	80
Class B	67	21
Class C	123	24
International Discovery	124,823	84,038
Institutional Class	575	312
Total	$ 129,574	$ 85,862
From net realized gain
Class A	$ 16,423	$ 3,929
Class T	2,244	302
Class B	719	130
Class C	1,185	170
International Discovery	505,959	219,032
Institutional Class	2,177	762
Total	$ 528,707	$ 224,325

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	8,041	5,675	$ 322,769	$ 234,633
Reinvestment of distributions	252	63	11,025	2,271
Shares redeemed	(1,606)	(770)	(63,511)	(31,203)
Net increase (decrease)	6,687	4,968	$ 270,283	$ 205,701
Class T
Shares sold	1,394	1,031	$ 55,812	$ 42,252
Reinvestment of distributions	59	10	2,571	371
Shares redeemed	(243)	(187)	(9,465)	(7,614)
Net increase (decrease)	1,210	854	$ 48,918	$ 35,009
Class B
Shares sold	351	293	$ 14,161	$ 11,952
Reinvestment of distributions	17	4	721	136
Shares redeemed	(58)	(53)	(2,240)	(2,096)
Net increase (decrease)	310	244	$ 12,642	$ 9,992
Class C
Shares sold	977	481	$ 38,853	$ 19,749
Reinvestment of distributions	25	4	1,076	139
Shares redeemed	(101)	(55)	(3,949)	(2,234)
Net increase (decrease)	901	430	$ 35,980	$ 17,654
International Discovery
Shares sold	63,475	133,089	$ 2,596,482	$ 5,367,776
Reinvestment of distributions	13,646	7,929	600,976	289,550
Shares redeemed	(46,521)	(63,328)	(1,853,670)	(2,558,324)
Net increase (decrease)	30,600	77,690	$ 1,343,788	$ 3,099,002
Institutional Class
Shares sold	1,045	538	$ 41,011	$ 22,351
Reinvestment of distributions	42	19	1,852	700
Shares redeemed	(339)	(120)	(12,053)	(5,000)
Net increase (decrease)	748	437	$ 30,810	$ 18,051

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	44,485,656,811.55	94.702
Withheld	2,488,551,854.62	5.298
TOTAL	46,974,208,666.17	100.000
Dennis J. Dirks
Affirmative	44,706,671,638.31	95.173
Withheld	2,267,537,027.86	4.827
TOTAL	46,974,208,666.17	100.000
Edward C. Johnson 3d
Affirmative	44,294,881,638.16	94.296
Withheld	2,679,327,028.01	5.704
TOTAL	46,974,208,666.17	100.000
Alan J. Lacy
Affirmative	44,685,373,413.16	95.127
Withheld	2,288,835,253.01	4.873
TOTAL	46,974,208,666.17	100.000
Ned C. Lautenbach
Affirmative	44,634,541,379.41	95.019
Withheld	2,339,667,286.76	4.981
TOTAL	46,974,208,666.17	100.000
Joseph Mauriello
Affirmative	44,683,962,099.80	95.124
Withheld	2,290,246,566.37	4.876
TOTAL	46,974,208,666.17	100.000
Cornelia M. Small
Affirmative	44,671,688,375.36	95.098
Withheld	2,302,520,290.81	4.902
TOTAL	46,974,208,666.17	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	44,465,262,087.61	94.659
Withheld	2,508,946,578.56	5.341
TOTAL	46,974,208,666.17	100.000
David M. Thomas
Affirmative	44,694,340,813.87	95.147
Withheld	2,279,867,852.30	4.853
TOTAL	46,974,208,666.17	100.000
Michael E. Wiley
Affirmative	44,686,513,174.78	95.130
Withheld	2,287,695,491.39	4.870
TOTAL	46,974,208,666.17	100.000
PROPOSAL 5

Shareholder proposal concerning "oversight procedures to screen out investments in companies that, in the judgement of the Board, substantially contribute to genocide, patterns of extraordinary and egregious violations of human rights, or crimes against humanity."

	# of Votes	% of Votes
Affirmative	1,337,480,153.27	21.306
Against	4,280,655,741.12	68.193
Abstain	268,134,649.82	4.271
Broker Non-Votes	391,079,068.84	6.230
TOTAL	6,277,349,613.05	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on December 13, 2007. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to reduce the required quorum for shareholder meetings.A
	# of Votes	% of Votes
Affirmative	45,014,793,255.82	80.372
Against	6,871,112,667.08	12.268
Abstain	2,163,456,438.02	3.863
Broker Non-Votes	1,958,633,563.89	3.497
TOTAL	56,007,995,924.81	100.000
PROPOSAL 2
To elect the nominees specified below as Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	53,384,952,361.03	95.317
Withheld	2,623,043,563.78	4.683
TOTAL	56,007,995,924.81	100.000
Dennis J. Dirks
Affirmative	53,595,104,608.67	95.692
Withheld	2,412,891,316.14	4.308
TOTAL	56,007,995,924.81	100.000
Albert R. Gamper, Jr.
Affirmative	53,570,235,221.69	95.647
Withheld	2,437,760,703.12	4.353
TOTAL	56,007,995,924.81	100.000
George H. Heilmeier
Affirmative	53,166,350,588.50	94.926
Withheld	2,841,645,336.31	5.074
TOTAL	56,007,995,924.81	100.000
	# of Votes	% of Votes
Edward C. Johnson 3d
Affirmative	53,230,508,654.93	95.041
Withheld	2,777,487,269.88	4.959
TOTAL	56,007,995,924.81	100.000
James H. Keyes
Affirmative	53,549,161,456.52	95.610
Withheld	2,458,834,468.29	4.390
TOTAL	56,007,995,924.81	100.000
Marie L. Knowles
Affirmative	53,543,925,066.86	95.601
Withheld	2,464,070,857.95	4.399
TOTAL	56,007,995,924.81	100.000
Ned C. Lautenbach
Affirmative	53,547,116,322.50	95.606
Withheld	2,460,879,602.31	4.394
TOTAL	56,007,995,924.81	100.000
Cornelia M. Small
Affirmative	53,564,793,514.25	95.638
Withheld	2,443,202,410.56	4.362
TOTAL	56,007,995,924.81	100.000
William S. Stavropoulos
Affirmative	53,426,544,502.76	95.391
Withheld	2,581,451,422.05	4.609
TOTAL	56,007,995,924.81	100.000
Kenneth L. Wolfe
Affirmative	53,229,881,790.63	95.040
Withheld	2,778,114,134.18	4.960
TOTAL	56,007,995,924.81	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

AIDI-USAN-0608
1.806664.103

Fidelity®
International Small Cap
Fund

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 853.00	$ 7.60
HypotheticalA	$ 1,000.00	$ 1,016.66	$ 8.27
Class T
Actual	$ 1,000.00	$ 851.90	$ 8.75
HypotheticalA	$ 1,000.00	$ 1,015.42	$ 9.52
Class B
Actual	$ 1,000.00	$ 849.60	$ 11.04
HypotheticalA	$ 1,000.00	$ 1,012.93	$ 12.01
Class C
Actual	$ 1,000.00	$ 849.70	$ 11.04
HypotheticalA	$ 1,000.00	$ 1,012.93	$ 12.01
International Small Cap
Actual	$ 1,000.00	$ 853.80	$ 6.78
HypotheticalA	$ 1,000.00	$ 1,017.55	$ 7.37
Institutional Class
Actual	$ 1,000.00	$ 854.20	$ 6.45
HypotheticalA	$ 1,000.00	$ 1,017.90	$ 7.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.65%
Class T	1.90%
Class B	2.40%
Class C	2.40%
International Small Cap	1.47%
Institutional Class	1.40%

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2008
Japan 29.8%
United Kingdom 17.0%
Australia 10.5%
United States of America 7.3%
Canada 3.8%
Germany 3.2%
France 2.8%
Sweden 2.4%
Bermuda 2.3%
Other 20.9%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2007
Japan 27.2%
United Kingdom 15.0%
Australia 13.1%
United States of America 6.2%
Canada 4.5%
France 3.9%
Germany 2.9%
Italy 2.9%
Norway 2.2%
Other 22.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	95.0	95.8
Bonds	0.4	0.3
Short-Term Investments and Net Other Assets	4.6	3.9
Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Phorm, Inc. (United States of America, Media)	1.5	1.6
NDS Group PLC sponsored ADR (United Kingdom, Software)	1.4	0.9
Sylvania Resources Ltd. (Australia, Metals & Mining)	1.4	1.4
Israel Chemicals Ltd. (Israel, Chemicals)	1.4	0.4
Money Partners Co. Ltd. (Japan, Diversified Financial Services)	1.3	0.6
Sarantis SA (Reg.) (Greece, Personal Products)	1.2	1.2
Actelion Ltd. (Reg.) (Switzerland, Biotechnology)	1.1	0.2
Vilmorin & Cie (France, Food Products)	1.1	0.6
Modern Times Group MTG AB (B Shares) (Sweden, Media)	1.1	0.8
Nippon Seiki Co. Ltd. (Japan, Auto Components)	1.1	1.0
	12.6
Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Materials	19.4	18.0
Consumer Discretionary	17.0	15.9
Industrials	14.9	22.5
Information Technology	12.1	8.9
Health Care	8.8	4.6
Energy	8.3	8.6
Financials	7.2	8.7
Consumer Staples	6.9	4.0
Telecommunication Services	0.5	0.5
Utilities	0.3	4.4

Semiannual Report

Investments April 30, 2008

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value (000s)
Australia - 10.5%
Allied Gold Ltd. (a)	18,649,109	$ 12,138
Allied Gold Ltd. (United Kingdom) (a)	461,700	303
Ausenco Ltd.	741,006	11,029
Capital-XX Ltd. (a)(e)	3,379,072	1,444
Centamin Egypt Ltd. (a)	1,905,015	2,519
Centennial Coal Co. Ltd. (d)	337,046	1,434
Coal of Africa Ltd. (a)	3,847,700	11,131
Dwyka Resources Ltd. (a)	5,235,220	3,019
Dyno Nobel Ltd.	1,001,342	2,767
Energy Resources of Australia Ltd.	91,775	1,688
European Gas Ltd. (a)	2,021,976	1,182
Gloucester Coal Ltd.	89,552	831
Incitec Pivot Ltd.	74,333	11,344
International Ferro Metals (a)	3,178,021	9,415
Investika Ltd. (a)	240,000	543
MacArthur Coal Ltd. (d)	105,906	1,709
Meo Australia Ltd. (a)	9,149,454	2,028
Metcash Ltd.	526,327	2,095
Mineral Securities Ltd. CDI (a)	959,371	1,077
Monto Minerals Ltd. (a)	8,206,552	1,346
Monto Minerals Ltd. warrants 5/25/09 (a)	1,485,934	0
Mount Gibson Iron Ltd. (a)	2,866,526	7,922
Navitas Ltd.	517,696	950
Northern Iron Ltd.	749,720	2,730
Phosphagenics Ltd. (a)	8,980,865	1,482
Seek Ltd. (d)	530,878	2,504
Straits Resources Ltd.	270,278	1,739
Sylvania Resources Ltd. (a)	8,420,951	18,110
Sylvania Resources Ltd. (United Kingdom) (a)	1,966,745	4,282
Tanami Gold NL (a)	10,577,816	788
Tassal Group Ltd.	2,501,317	6,441
Tianshan Goldfields Ltd. (a)	64,239	22
WorleyParsons Ltd.	52,378	1,917
Wotif.com Holdings Ltd.	1,442,182	6,081
TOTAL AUSTRALIA		134,010
Belgium - 0.3%
Hansen Transmission International NV	808,800	3,538
Bermuda - 2.3%
Aquarius Platinum Ltd.:
(Australia)	390,057	6,233
(United Kingdom)	263,600	4,154
Common Stocks - continued
	Shares	Value (000s)
Bermuda - continued
Ports Design Ltd.	577,500	$ 1,860
PureCircle Ltd.	500,000	1,804
Seadrill Ltd.	280,400	8,539
Tanzanite One Ltd. (e)	5,808,701	5,486
Trefoil Ltd. (a)	385,100	1,778
TOTAL BERMUDA		29,854
British Virgin Islands - 0.6%
Albidon Ltd. unit (a)	1,469,000	5,476
Kalahari Energy (f)	1,451,000	1,814
TOTAL BRITISH VIRGIN ISLANDS		7,290
Canada - 3.4%
AirSea Lines (f)	1,893,338	1,478
AirSea Lines warrants 8/4/11 (a)(f)	1,862,300	0
Aquiline Resources, Inc. (a)	316,700	2,418
Artumas Group, Inc. (a)	220,000	1,081
Bankers Petroleum Ltd. (a)	2,779,970	4,306
Equinox Minerals Ltd. unit (a)	332,015	1,578
European Goldfields Ltd. (a)	1,089,500	5,907
Red Back Mining, Inc. (a)	807,200	4,929
Rock Well Petroleum, Inc. (f)	770,400	3,501
Sino-Forest Corp. (a)	53,900	816
Starfield Resources, Inc. (a)	4,328,075	3,739
Visual Defence, Inc. (a)(e)	4,664,100	1,275
Western Canadian Coal Corp. (a)	2,369,818	10,001
Western Canadian Coal Corp. (United Kingdom) (a)	548,286	2,317
TOTAL CANADA		43,346
Cayman Islands - 1.1%
Ctrip.com International Ltd. sponsored ADR	35,200	2,185
International Consolidated Minerals, Inc. (a)	852,927	4,579
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	19,700	1,479
New World Department Store China Ltd.	2,150,000	2,348
TCC International Holdings Ltd. (a)	3,748,000	3,381
TOTAL CAYMAN ISLANDS		13,972
China - 0.6%
Baidu.com, Inc. sponsored ADR (a)	4,600	1,682
Focus Media Holding Ltd. ADR (a)	50,400	1,859
Common Stocks - continued
	Shares	Value (000s)
China - continued
Sina Corp. (a)	73,700	$ 3,405
Yantai Changyu Pioneer Wine Co. (B Shares)	139,110	966
TOTAL CHINA		7,912
Cyprus - 0.3%
Buried Hill Energy (Cyprus) PCL (f)	1,947,000	2,142
Mirland Development Corp. PLC (a)	238,500	2,181
TOTAL CYPRUS		4,323
Denmark - 0.4%
Vestas Wind Systems AS (a)	45,350	4,972
Finland - 1.2%
Inion OY (a)	3,590,300	1,606
Metso Corp.	84,700	3,676
Nokian Tyres Ltd. (d)	251,040	10,711
TOTAL FINLAND		15,993
France - 2.8%
Altamir Amboise	230,000	2,585
April Group (d)	21,000	1,121
Audika SA	22,987	1,195
Boursorama (a)	177,000	2,023
Carbone Lorraine	1,186	66
Delachaux SA	2,500	235
Devoteam SA	10,400	344
Guerbet SA	6,164	1,097
Laurent-Perrier Group	25,660	3,722
LeGuide.com SA (a)	21,069	543
Meetic (a)	42,829	1,143
SeLoger.com (a)	147,000	6,884
SR Teleperformance SA	29,000	1,200
Vilmorin & Cie	75,310	14,089
TOTAL FRANCE		36,247
Germany - 3.2%
Delticom AG	53,200	3,280
Freenet AG	68,500	1,170
Fresenius Medical Care AG	130,010	6,919
Gerresheimer AG	103,000	5,758
Interhyp AG	31,130	2,189
Kontron AG	76,220	1,242
Q-Cells AG (a)	51,000	5,972
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Rational AG	6,277	$ 1,392
United Internet AG	112,500	2,418
Vossloh AG	43,100	6,253
Wacker Construction Equipment AG	45,000	898
Wirecard AG	157,300	3,315
TOTAL GERMANY		40,806
Greece - 2.0%
Babis Vovos International Technical SA (a)	43,000	1,309
Fourlis Holdings SA	110,000	3,486
Hellenic Technodomiki Tev SA	193,260	2,414
Jumbo SA	95,700	2,836
Sarantis SA (Reg.)	879,168	15,207
TOTAL GREECE		25,252
Hong Kong - 1.1%
Esprit Holdings Ltd.	332,300	4,089
Li & Fung Ltd.	1,040,000	4,304
Wing Hang Bank Ltd.	67,000	898
Wing Lung Bank Ltd.	285,300	5,144
TOTAL HONG KONG		14,435
India - 0.3%
Educomp Solutions Ltd.	23,036	2,283
Sesa Goa Ltd.	16,366	1,706
TOTAL INDIA		3,989
Indonesia - 0.5%
PT Bumi Resources Tbk	3,817,500	2,753
PT Tambang Batubbara Bukit Asam Tbk	1,045,000	1,201
PT United Tractors Tbk	1,671,500	2,184
TOTAL INDONESIA		6,138
Ireland - 0.9%
Adwalker PLC (a)	9,125,000	340
Kenmare Resources PLC (a)	3,165,500	3,194
Kenmare Resources PLC warrants 7/23/09 (a)	1,712,500	1,081
Paddy Power PLC (Ireland)	152,800	5,343
Petroceltic International PLC (a)	13,644,934	1,877
Vimio PLC (a)	867,300	24
TOTAL IRELAND		11,859
Common Stocks - continued
	Shares	Value (000s)
Israel - 1.4%
Israel Chemicals Ltd.	975,505	$ 17,959
Italy - 0.7%
Amplifon SpA	100,000	341
Seldovia Native Association, Inc. (SNAI) (a)(d)	1,291,190	7,319
Teleunit SpA (a)(e)	12,719,158	759
TOTAL ITALY		8,419
Japan - 29.8%
ABC-Mart, Inc.	75,000	1,941
Access Co. Ltd.	625	534
Ahresty Corp.	93,500	1,365
Ai Holdings Corp.	284,000	1,547
Airport Facilities Co. Ltd.	93,800	635
Alpen Co. Ltd.	71,600	1,175
Apamanshop Holdings Co. Ltd. (d)	29,384	6,629
Atrium Co. Ltd. (d)	27,400	422
C. Uyemura & Co. Ltd.	62,600	2,407
Chiba Bank Ltd.	339,000	2,679
Chugoku Marine Paints Ltd. (d)	179,000	1,372
CMIC Co. Ltd.	5,090	1,778
Create SD Co. Ltd.	57,800	1,274
CyberAgent, Inc. (d)	1,313	1,546
Daicel Chemical Industries Ltd.	205,000	1,212
Daido Steel Co. Ltd.	269,000	1,498
Daikin Industries Ltd.	21,300	1,066
Daikokutenbussan Co. Ltd.	2,300	17
Dainippon Screen Manufacturing Co. Ltd.	358,000	1,554
Daiseki Co. Ltd. (d)	24,530	741
Daito Gyorui Co. Ltd.	381,000	605
Denyo Co. Ltd.	72,900	702
Don Quijote Co. Ltd. (d)	134,500	2,459
EPS Co. Ltd.	1,354	6,477
F&M Co. Ltd.	2,103	525
FamilyMart Co. Ltd.	156,000	5,478
FCM Co. Ltd.	12,500	329
FreeBit Co., Ltd.	650	3,862
Fujitsu Component Ltd. (a)	650	725
Furuno Electric Co. Ltd.	125,400	1,180
Futaba Industrial Co. Ltd.	53,300	1,219
Geo Co. Ltd. (d)	772	645
Green Hospital Supply, Inc.	804	384
H-One Co. Ltd.	21,800	183
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Harakosan Co. Ltd. (d)	5,003	$ 7,802
Harmonic Drive Systems, Inc.	826	3,180
Hikari Tsushin, Inc.	285,800	10,497
Hisaka Works Ltd. (d)	166,000	2,531
Hisamitsu Pharmaceutical Co., Inc.	62,800	2,359
Hitachi Construction Machinery Co. Ltd.	71,600	2,261
Hitachi Metals Ltd.	60,000	901
Hokuto Corp.	363,800	7,752
Hosiden Corp. (d)	103,800	2,107
Ichirokudo Co. Ltd. (a)	1,165	903
Ichiyoshi Securities Co. Ltd. (d)	141,400	1,545
IDU Co. (d)	413	212
Inpex Holdings, Inc.	890	9,987
Itochu Corp.	557,000	5,833
Japan Steel Works Ltd.	105,000	1,942
Japan Vilene Co. Ltd. (d)	194,000	790
Jastec Co. Ltd.	574,500	4,134
Juroku Bank Ltd.	149,000	877
K'S Denki Corp.	150,500	3,136
Kakaku.com, Inc.	245	1,270
Koha Co. Ltd.	51,500	497
Komori Corp.	154,000	3,047
Konica Minolta Holdings, Inc.	112,500	1,695
Kura Corp. Ltd.	5,100	13,027
Kuraray Co. Ltd.	150,500	1,794
LAC Holdings, Inc.	154,700	478
Matsumotokiyoshi Holdings Co. Ltd.	56,200	1,178
MCJ Co. Ltd.	4,956	1,589
Meiko Electronics Co. Ltd.	33,800	922
Message Co. Ltd.	1,644	2,159
Micronics Japan Co. Ltd.	127,200	4,586
Mitsui O.S.K. Lines Ltd.	158,000	2,181
Mitsumi Electric Co. Ltd.	31,900	1,067
Miyano Machinery, Inc.	429,000	970
Money Partners Co. Ltd. (d)	14,184	16,014
Mori Seiki Co. Ltd.	102,000	1,883
Namco Bandai Holdings, Inc.	675,200	8,471
NIC Corp.	290,400	1,403
Nidec Corp.	22,400	1,692
Nihon Dempa Kogyo Co. Ltd. (d)	329,800	9,717
Nihon Kohden Corp.	165,100	3,296
Nihon Nohyaku Co. Ltd. (d)	199,000	1,746
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Nihon Trim Co. Ltd. (d)	219,400	$ 5,345
Nihonwasou Holdings, Inc.	782	223
Nikon Corp.	167,000	4,825
Nippon Chemi-con Corp. (d)	312,000	1,245
Nippon Commercial Investment Corp.	1,123	4,503
Nippon Denko Co. Ltd.	136,000	1,637
Nippon Oil Corp.	176,000	1,213
Nippon Seiki Co. Ltd.	935,000	13,741
Nissha Printing Co. Ltd.	39,200	1,621
Nissin Kogyo Co. Ltd.	609,700	10,409
NOF Corp.	101,000	471
NSK Ltd.	129,000	1,075
NTN Corp.	111,000	854
Obara Corp.	50	1
Oiles Corp.	148,040	2,765
Orix Jreit, Inc.	333	1,986
Otsuka Corp.	64,600	4,964
Pigeon Corp. (d)	87,700	1,615
Produce Co. Ltd. (a)(d)	1,632	6,743
Rinnai Corp. (d)	35,000	1,124
Rohto Pharmaceutical Co. Ltd.	658,000	7,052
Round One Corp.	371	450
Ryobi Ltd. (d)	301,000	1,138
Sakata Seed Corp.	8,900	141
Sammy NetWorks Co. Ltd.	1,015	1,532
Sansha Electric Manufacturing Co. Ltd.	54,000	479
Sanyo Denki Co. Ltd.	271,000	1,247
Sato Corp. (d)	634,900	8,573
Sawada Holdings Co. Ltd. (a)(d)	91,000	560
Sec Carbon Ltd.	132,000	962
Sega Sammy Holdings, Inc. (d)	180,000	2,191
Seria Co. Ltd.	482	373
Shibaura Electronics Co. Ltd. (d)	96,700	1,267
Shimachu Co. Ltd.	80,600	2,218
Shin Nippon Biomedical Laboratories Ltd. (d)	157,700	2,719
Shin-Kobe Electric Machinery Co. Ltd.	419,000	2,422
Shinohara Systems of Construction Co. Ltd.	1,206	711
So-net M3, Inc.	141	568
Sojitz Corp.	501,700	1,932
SRI Sports Ltd.	2,299	3,118
Stanley Electric Co. Ltd.	55,000	1,401
Start Today Co. Ltd. (d)	443	1,580
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Stella Chemifa Corp. (d)	31,900	$ 704
Sumitomo Corp.	175,900	2,368
Sunx Ltd. (d)	284,400	1,596
Sysmex Corp.	67,400	2,752
T&D Holdings, Inc.	18,300	1,172
Taiho Kogyo Co. Ltd.	96,100	1,223
Takano Co. Ltd.	109,200	1,036
Takara Holdings, Inc.	324,000	2,181
Takeei Corp. (d)	92,200	3,622
Takisawa Machine Tool Co. Ltd.	524,000	794
The Suruga Bank Ltd.	196,000	2,773
TMS Entertainment Ltd.	152,000	325
TOA Valve Holding, Inc. (d)	352	892
Tohcello Co. Ltd.	149,000	832
Toho Zinc Co. Ltd.	272,000	1,520
Tohoku Electric Power Co., Inc.	46,300	1,053
Tokai Carbon Co. Ltd.	237,000	2,483
Tokai Rubber Industries Ltd.	83,700	1,225
Tokyo Gas Co. Ltd.	248,000	953
Tokyo Seimitsu Co. Ltd. (d)	60,100	1,203
Toray Industries, Inc.	125,000	782
Toyo Suisan Kaisha Ltd.	384,000	6,824
Toyoda Gosei Co. Ltd.	33,300	1,217
Tsumura & Co.	433,900	10,501
Tyo, Inc. (d)	235,000	371
Ulvac, Inc. (d)	28,500	1,169
Unicom Group Holdings, Inc.	20,500	86
United Arrows Ltd. (d)	104,500	757
United Technology Holdings Co. Ltd.	564	691
VarioSecure Networks, Inc. (d)	937	1,091
Wacom Co. Ltd. (d)	734	1,479
Works Applications Co. Ltd.	3,802	4,320
Xebio Co. Ltd.	129,100	3,902
Yachiyo Industry Co. Ltd.	119,200	1,508
Yamada Denki Co. Ltd.	14,710	1,263
Yonkyu Co. Ltd.	135,500	635
TOTAL JAPAN		381,893
Korea (South) - 1.4%
LG Household & Health Care Ltd.	19,636	4,061
MegaStudy Co. Ltd.	11,483	3,789
Common Stocks - continued
	Shares	Value (000s)
Korea (South) - continued
NHN Corp. (a)	30,451	$ 7,072
Taewoong Co. Ltd.	27,556	2,900
TOTAL KOREA (SOUTH)		17,822
Malaysia - 0.3%
KNM Group Bhd	798,100	1,617
Parkson Holdings Bhd (a)	884,700	1,960
TOTAL MALAYSIA		3,577
Netherlands - 1.0%
Brunel International NV	148,000	3,565
Cryo-Save Group NV	740,000	2,832
Engel East Europe NV	975,032	1,153
InnoConcepts NV	35,000	594
QIAGEN NV (a)	135,000	3,037
SMARTRAC NV (a)	54,600	2,129
TOTAL NETHERLANDS		13,310
Norway - 1.0%
IMAREX NOS ASA (a)	4,475	118
Norwegian Property ASA (d)	451,590	3,939
Pertra AS (A Shares) (a)	175,642	1,667
Revus Energy ASA (a)	35,000	562
Stepstone ASA (a)	2,007,910	6,706
TOTAL NORWAY		12,992
Papua New Guinea - 1.1%
Lihir Gold Ltd. (a)	1,900,789	5,271
New Britain Palm Oil Ltd.	5,528	62
Oil Search Ltd.	1,825,539	8,179
TOTAL PAPUA NEW GUINEA		13,512
Philippines - 0.1%
Alliance Global Group, Inc. (a)	8,680,000	802
Singapore - 0.8%
Banyan Tree Holdings Ltd.	478,000	501
Parkway Holdings Ltd.	628,300	1,622
Raffles Medical Group Ltd.	1,821,000	1,732
Skywest Airlines Ltd. (e)	14,719,299	4,244
Straits Asia Resources Ltd.	754,000	1,835
TOTAL SINGAPORE		9,934
Common Stocks - continued
	Shares	Value (000s)
South Africa - 0.4%
African Rainbow Minerals Ltd.	166,163	$ 5,648
Spain - 0.7%
Grifols SA	310,061	8,688
Laboratorios Farmaceuticos ROVI SA	32,151	494
TOTAL SPAIN		9,182
Sweden - 2.4%
Cision AB	377,800	1,249
Countermine Technologies AB (a)	1,039,728	451
Countermine Technologies AB warrants 3/1/10 (a)	1,085,197	271
Hexagon AB (B Shares)	363,353	6,614
Intrum Justitia AB	133,500	2,163
Meda AB (A Shares) (d)	44,360	530
Modern Times Group MTG AB (B Shares)	189,310	13,911
NeoNet AB	668,050	4,017
Q-Med AB	233,400	1,559
RNB Retail & Brands AB	75,000	328
TOTAL SWEDEN		31,093
Switzerland - 1.7%
Actelion Ltd. (Reg.) (a)	285,940	14,485
Basilea Pharmaceutica AG (a)	4,000	583
Cytos Biotechnology AG (a)	2,450	154
EFG International	79,880	2,555
Temenos Group AG (a)	155,000	4,367
TOTAL SWITZERLAND		22,144
Taiwan - 0.7%
Capital Securities Corp.	709,000	579
Cathay Real Estate Development Co. Ltd.	1,292,000	1,038
Hung Poo Real Estate Development Co. Ltd.	642,000	1,229
Sinyi Realty, Inc.	721,837	2,786
Taiwan Fertilizer Co. Ltd.	681,000	3,299
TOTAL TAIWAN		8,931
Thailand - 0.3%
Banpu PCL unit	266,100	3,658
Total Access Communication PCL	222,600	318
TOTAL THAILAND		3,976
United Kingdom - 17.0%
Advanced Fluid Connections PLC (a)	7,009,687	0
ADVFN PLC (a)(e)	34,675,780	1,482
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Afren PLC (a)	2,681,850	$ 8,412
African Consolidated Resources PLC (a)	10,112,734	3,820
African Copper PLC (a)	1,177,884	913
Air Partner PLC	45,000	778
Alizyme PLC (a)	1,363,700	800
Anglo Asian Mining PLC (a)	2,718,700	662
Ark Therapeutics Group PLC (a)	506,300	740
Autonomy Corp. PLC (a)	453,000	7,714
Aveva Group PLC	180,000	4,370
Axon Group PLC	213,900	1,911
Baltic Oil Terminals PLC (a)	1,314,300	2,156
BioCare Solutions PLC (a)	4,557,670	147
Blackstar Investors PLC (a)	1,639,779	3,146
Block Shield Corp. PLC (a)	1,653,400	1,200
BowLeven PLC (a)	106,800	726
Cambrian Mining PLC (a)(d)	4,026,100	11,867
Celsis International PLC (a)	443,648	1,372
Centurion Electronics PLC (a)(e)	748,299	0
Ceres Power Holdings PLC (a)	103,213	302
Connaught PLC	248,725	2,016
Corac Group PLC (a)	3,979,104	5,459
Craneware PLC	255,000	902
CustomVis PLC (a)(e)	14,939,536	1,262
CVS Group PLC	11,000	57
Datacash Group PLC	1,585,580	8,890
Eclipse Energy Co. Ltd. (f)	102,000	1,521
European Nickel PLC (a)	1,100,000	776
Forum Energy PLC (a)	570,970	324
Gcm Resources PLC (a)	146,431	310
Gemfields Resources PLC (a)	3,909,100	3,053
Hardide Ltd. (a)	6,848,580	869
Hydrodec Group PLC (a)(e)	9,702,286	10,562
Ideal Shopping Direct PLC	234,592	910
IG Group Holdings PLC	1,163,589	8,392
Impact Holdings PLC (a)(e)	10,414,000	466
Inova Holding PLC (a)	1,443,461	221
Intertek Group PLC	94,110	1,821
iomart Group PLC (a)	1,618,840	1,448
ITM Power PLC (a)(d)	1,096,545	1,003
Jubilee Platinum PLC (a)	1,657,843	2,785
Keronite PLC (f)	13,620,267	1,625
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Landround PLC warrants 12/11/09 (a)(f)	166,666	$ 2
London Asia Chinese Private Equity Fund Ltd. warrants 3/31/11 (a)	105,400	38
Max Petroleum PLC (a)	4,114,820	5,543
Meggitt PLC	971,100	5,730
Meldex International PLC (a)	3,324,116	4,197
MicroEmissive Displays (a)	2,196,600	1,103
Motivcom PLC (e)	1,663,300	2,778
NDS Group PLC sponsored ADR (a)	353,400	18,182
Nviro Cleantech PLC	105,000	78
Proteome Sciences PLC (a)	995,632	846
Protherics PLC (a)	1,286,917	1,241
Pureprofile Media PLC (f)	1,108,572	827
Pursuit Dynamics PLC (a)(d)	858,304	3,831
PV Crystalox Solar PLC	1,119,050	3,465
Rambler Metals & Mining PLC (a)	200,000	200
Redhall Group PLC	74,200	401
Renewable Energy Generation Ltd.	500,000	1,126
RGI International Ltd. (a)	200,000	1,582
Rightmove PLC	345,907	2,885
Romag Holdings PLC	50,000	177
Royalblue Group PLC	54,842	892
Sarantel Group PLC Class A (a)	3,142,500	297
SDL PLC (a)	1,296,662	8,701
Serco Group PLC	537,530	4,713
Silverdell PLC (a)	278,716	737
Sinclair Pharma PLC (a)	1,128,371	942
SPI Lasers PLC (a)	3,461,200	2,133
SR Pharma PLC (a)	700,000	571
Stem Cell Sciences PLC (a)	566,649	166
SubSea Resources PLC warrants 11/4/09 (a)	1,805,625	0
Synergy Healthcare PLC	91,134	1,160
Target Resources PLC (a)	1,020,000	294
Target Resources PLC warrants 7/12/08 (a)	1,020,000	0
TMO Biotec (f)	1,000,000	1,381
Toledo Mining Corp. PLC (a)	1,322,604	3,682
Triple Plate Junction PLC (a)	1,439,200	379
Unite Group PLC	427,110	2,471
Valiant Petroleum PLC	20,300	337
Vectura Group PLC (a)	3,556,060	3,146
Wellstream Holdings PLC	268,400	6,708
Xchanging PLC	1,619,200	8,048
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
York Pharma PLC (a)	837,600	$ 874
Zenergy Power PLC (a)	1,469,780	6,561
ZincOx Resources PLC (a)	574,400	1,987
TOTAL UNITED KINGDOM		217,602
United States of America - 2.7%
CTC Media, Inc. (a)	291,000	7,528
Cyberview Technology, Inc. (a)(e)	996,527	3,368
Frontera Resources Corp. (a)	1,157,200	2,071
Frontier Mining Ltd. (a)	6,771,600	791
Phorm, Inc. (e)	664,000	18,812
Sohu.com, Inc. (a)	13,200	913
XL TechGroup, Inc. (a)	1,329,250	634
TOTAL UNITED STATES OF AMERICA		34,117
TOTAL COMMON STOCKS (Cost $1,082,233)		1,216,849
Convertible Bonds - 0.4%
Principal Amount (000s)
Canada - 0.4%
Western Canadian Coal Corp. 7.5% 3/24/11 (Cost $4,061)	CAD	4,714	5,024
Money Market Funds - 9.3%
	Shares
Fidelity Cash Central Fund, 2.51% (b)	61,226,630	61,227
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	57,841,870	57,842
TOTAL MONEY MARKET FUNDS (Cost $119,069)		119,069
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $1,205,363)		1,340,942
NET OTHER ASSETS - (4.7)%		(60,754)
NET ASSETS - 100%		$ 1,280,188
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,291,000 or 1.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AirSea Lines	8/4/06	$ 1,199
AirSea Lines warrants 8/4/11	8/4/06	$ 0
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,142
Eclipse Energy Co. Ltd.	4/28/05	$ 1,459
Kalahari Energy	9/1/06	$ 1,814
Keronite PLC	8/16/06	$ 1,549
Landround PLC warrants 12/11/09	12/12/06	$ 0
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173
Rock Well Petroleum, Inc.	4/13/06	$ 1,004
TMO Biotec	10/27/05	$ 535
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,055
Fidelity Securities Lending Cash Central Fund	873
Total	$ 1,928
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ADVFN PLC	$ 2,066	$ -	$ 21	$ -	$ 1,482
Allied Gold Ltd.	12,802	3,229	16	-	-
Allied Gold Ltd. (United Kingdom)	410	-	-	-	-
BioCare Solutions PLC	1,260	-	17	-	-
Capital-XX Ltd.	3,105	736	-	-	1,444
Centurion Electronics PLC	89	-	-	-	-
Corac Group PLC	5,414	-	767	-	-
CustomVis PLC	591	421	-	-	1,262
Cyberview Technology, Inc.	3,802	-	-	-	3,368
Frontier Mining Ltd.	1,619	-	-	-	-
Healthcare Enterprise Group PLC	373	-	274	-	-
Hydrodec Group PLC	3,795	-	247	-	10,562
Impact Holdings PLC	650	-	-	-	466
Motivcom PLC	5,545	-	270	49	2,778
Phorm, Inc.	28,335	-	-	-	18,812
Skywest Airlines Ltd.	4,437	-	-	222	4,244
SPI Lasers PLC	3,778	-	-	-	-
Sylvania Resources Ltd.	25,111	640	2,145	-	-
Sylvania Resources Ltd. (United Kingdom)	13,425	211	6,910	-	-
Tanzanite One Ltd.	8,937	-	-	410	5,486
Teleunit SpA	1,025	-	-	-	759
Visual Defence, Inc.	1,503	-	-	-	1,275
Total	$ 128,072	$ 5,237	$ 10,667	$ 681	$ 51,938

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2008

Assets
Investment in securities, at value (including securities loaned of $54,563) - See accompanying schedule: Unaffiliated issuers (cost $1,032,305)	$ 1,169,935
Fidelity Central Funds (cost $119,069)	119,069
Other affiliated issuers (cost $53,989)	51,938
Total Investments (cost $1,205,363)		$ 1,340,942
Receivable for investments sold		38,416
Receivable for fund shares sold		595
Dividends receivable		3,690
Interest receivable		35
Distributions receivable from Fidelity Central Funds		297
Prepaid expenses		3
Receivable from investment adviser for expense reductions		5
Other receivables		443
Total assets		1,384,426

Liabilities
Payable to custodian bank	$ 12,635
Payable for investments purchased	30,596
Payable for fund shares redeemed	1,351
Accrued management fee	1,155
Distribution fees payable	36
Other affiliated payables	288
Other payables and accrued expenses	335
Collateral on securities loaned, at value	57,842
Total liabilities		104,238

Net Assets		$ 1,280,188
Net Assets consist of:
Paid in capital		$ 1,108,035
Undistributed net investment income		574
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		36,091
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		135,488
Net Assets		$ 1,280,188

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($27,339 ÷ 1,255.5 shares)	$ 21.78

Maximum offering price per share (100/94.25 of $21.78)	$ 23.11
Class T: Net Asset Value and redemption price per share ($30,031 ÷ 1,385.7 shares)	$ 21.67

Maximum offering price per share (100/96.50 of $21.67)	$ 22.46
Class B: Net Asset Value and offering price per share ($7,436 ÷ 347.9 shares)A	$ 21.37

Class C: Net Asset Value and offering price per share ($14,576 ÷ 679.2 shares)A	$ 21.46

International Small Cap: Net Asset Value, offering price and redemption price per share ($1,195,529 ÷ 54,413.9 shares)	$ 21.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,277 ÷ 240.6 shares)	$ 21.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2008

Investment Income
Dividends (including $681 earned from other affiliated issuers)		$ 9,072
Interest		190
Income from Fidelity Central Funds (including $873 from security lending)		1,928
		11,190
Less foreign taxes withheld		(541)
Total income		10,649

Expenses
Management fee Basic fee	$ 6,023
Performance adjustment	1,865
Transfer agent fees	1,571
Distribution fees	240
Accounting and security lending fees	326
Custodian fees and expenses	250
Independent trustees' compensation	3
Registration fees	48
Audit	69
Legal	3
Miscellaneous	184
Total expenses before reductions	10,582
Expense reductions	(395)	10,187
Net investment income (loss)		462
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $720)	107,127
Other affiliated issuers	94
Foreign currency transactions	(154)
Total net realized gain (loss)		107,067
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $621)	(370,555)
Assets and liabilities in foreign currencies	(115)
Total change in net unrealized appreciation (depreciation)		(370,670)
Net gain (loss)		(263,603)
Net increase (decrease) in net assets resulting from operations		$ (263,141)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2008	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 462	$ 7,040
Net realized gain (loss)	107,067	289,903
Change in net unrealized appreciation (depreciation)	(370,670)	201,775
Net increase (decrease) in net assets resulting from operations	(263,141)	498,718
Distributions to shareholders from net investment income	(6,293)	(3,787)
Distributions to shareholders from net realized gain	(288,048)	(351,004)
Total distributions	(294,341)	(354,791)
Share transactions - net increase (decrease)	55,832	(298,912)
Redemption fees	97	245
Total increase (decrease) in net assets	(501,553)	(154,740)

Net Assets
Beginning of period	1,781,741	1,936,481
End of period (including undistributed net investment income of $574 and undistributed net investment income of $7,171, respectively)	$ 1,280,188	$ 1,781,741

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30,

Years ended October 31,

2008

2007

2006

2005

2004

2003 I

Selected Per-Share Data
Net asset value, beginning of period	$ 31.14	$ 28.79	$ 26.69	$ 21.25	$ 17.69	$ 12.35
Income from Investment Operations
Net investment income (loss) E	(.01)	.03	(.02)	.05	.02	.02 H
Net realized and unrealized gain (loss)	(4.15)	7.97	5.05	6.16	3.83	5.30
Total from investment operations	(4.16)	8.00	5.03	6.21	3.85	5.32
Distributions from net investment income	(.03)	-	(.05)	(.02)	(.02)	-
Distributions from net realized gain	(5.18)	(5.65)	(2.89)	(.77)	(.31)	-
Total distributions	(5.20) L	(5.65)	(2.94)	(.79)	(.33)	-
Redemption fees added to paid in capital E	- K	- K	.01	.02	.04	.02
Net asset value, end of period	$ 21.78	$ 31.14	$ 28.79	$ 26.69	$ 21.25	$ 17.69
Total Return B,C,D	(14.70)%	33.43%	20.22%	30.16%	22.36%	43.24%
Ratios to Average Net Assets F,J
Expenses before reductions	1.80% A	1.53%	1.64%	1.66%	1.71%	1.77% A
Expenses net of fee waivers, if any	1.65% A	1.53%	1.64%	1.66%	1.71%	1.77% A
Expenses net of all reductions	1.60% A	1.49%	1.58%	1.63%	1.69%	1.74% A
Net investment income (loss)	(.09)% A	.10%	(.08) %	.21%	.09%	.28% A
Supplemental Data
Net assets, end of period (in millions)	$ 27	$ 39	$ 37	$ 35	$ 13	$ 5
Portfolio turnover rate G	99% A	70%	84%	79%	77%	84% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. I For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $5.202 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $5.176 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30,

Years ended October 31,

2008

2007

2006

2005

2004

2003 I

Selected Per-Share Data
Net asset value, beginning of period	$ 30.96	$ 28.64	$ 26.57	$ 21.20	$ 17.68	$ 12.35
Income from Investment Operations
Net investment income (loss) E	(.04)	(.04)	(.09)	(.01)	(.03)	- H,K
Net realized and unrealized gain (loss)	(4.13)	7.93	5.03	6.12	3.83	5.31
Total from investment operations	(4.17)	7.89	4.94	6.11	3.80	5.31
Distributions from net investment income	-	-	-	-	(.01)	-
Distributions from net realized gain	(5.12)	(5.57)	(2.88)	(.76)	(.31)	-
Total distributions	(5.12) L	(5.57)	(2.88)	(.76)	(.32)	-
Redemption fees added to paid in capital E	- K	- K	.01	.02	.04	.02
Net asset value, end of period	$ 21.67	$ 30.96	$ 28.64	$ 26.57	$ 21.20	$ 17.68
Total Return B,C,D	(14.81)%	33.07%	19.93%	29.72%	22.07%	43.16%
Ratios to Average Net Assets F,J
Expenses before reductions	2.05% A	1.77%	1.89%	1.92%	1.94%	2.12% A
Expenses net of fee waivers, if any	1.90% A	1.77%	1.89%	1.91%	1.94%	2.12% A
Expenses net of all reductions	1.86% A	1.73%	1.83%	1.88%	1.92%	2.09% A
Net investment income (loss)	(.34)% A	(.14)%	(.32)%	(.04)%	(.14)%	(.07)% A
Supplemental Data
Net assets, end of period (in millions)	$ 30	$ 41	$ 42	$ 42	$ 15	$ 4
Portfolio turnover rate G	99% A	70%	84%	79%	77%	84% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. I For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $5.123 per share is comprised of distributions from net realized gain of $5.123 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30,

Years ended October 31,

2008

2007

2006

2005

2004

2003 I

Selected Per-Share Data
Net asset value, beginning of period	$ 30.49	$ 28.26	$ 26.24	$ 20.99	$ 17.62	$ 12.35
Income from Investment Operations
Net investment income (loss) E	(.09)	(.18)	(.24)	(.14)	(.16)	(.05) H
Net realized and unrealized gain (loss)	(4.08)	7.82	4.98	6.08	3.80	5.30
Total from investment operations	(4.17)	7.64	4.74	5.94	3.64	5.25
Distributions from net realized gain	(4.95) L	(5.41)	(2.73)	(.71)	(.31)	-
Redemption fees added to paid in capital E	- K	- K	.01	.02	.04	.02
Net asset value, end of period	$ 21.37	$ 30.49	$ 28.26	$ 26.24	$ 20.99	$ 17.62
Total Return B,C,D	(15.04)%	32.38%	19.28%	29.13%	21.21%	42.67%
Ratios to Average Net Assets F,J
Expenses before reductions	2.55% A	2.30%	2.48%	2.49%	2.63%	2.76% A
Expenses net of fee waivers, if any	2.40% A	2.30%	2.40%	2.43%	2.63%	2.76% A
Expenses net of all reductions	2.36% A	2.26%	2.34%	2.40%	2.60%	2.73% A
Net investment income (loss)	(.84)% A	(.66)%	(.84)%	(.56)%	(.83)%	(.71)% A
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 11	$ 11	$ 13	$ 5	$ 1
Portfolio turnover rate G	99% A	70%	84%	79%	77%	84% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. I For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $4.949 per share is comprised of distributions from net realized gain of $4.949 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30,

Years ended October 31,

2008

2007

2006

2005

2004

2003 I

Selected Per-Share Data
Net asset value, beginning of period	$ 30.62	$ 28.33	$ 26.31	$ 21.04	$ 17.64	$ 12.35
Income from Investment Operations
Net investment income (loss) E	(.09)	(.17)	(.23)	(.13)	(.12)	(.04) H
Net realized and unrealized gain (loss)	(4.09)	7.85	4.99	6.10	3.80	5.31
Total from investment operations	(4.18)	7.68	4.76	5.97	3.68	5.27
Distributions from net investment income	-	-	-	-	(.01)	-
Distributions from net realized gain	(4.98)	(5.39)	(2.75)	(.72)	(.31)	-
Total distributions	(4.98) L	(5.39)	(2.75)	(.72)	(.32)	-
Redemption fees added to paid in capital E	- K	- K	.01	.02	.04	.02
Net asset value, end of period	$ 21.46	$ 30.62	$ 28.33	$ 26.31	$ 21.04	$ 17.64
Total Return B,C,D	(15.03)%	32.39%	19.34%	29.22%	21.43%	42.83%
Ratios to Average Net Assets F,J
Expenses before reductions	2.54% A	2.26%	2.38%	2.41%	2.43%	2.57% A
Expenses net of fee waivers, if any	2.40% A	2.26%	2.38%	2.41%	2.43%	2.57% A
Expenses net of all reductions	2.36% A	2.22%	2.32%	2.38%	2.40%	2.55% A
Net investment income (loss)	(.84)% A	(.62)%	(.81)%	(.54)%	(.62)%	(.52)% A
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 20	$ 21	$ 25	$ 9	$ 1
Portfolio turnover rate G	99% A	70%	84%	79%	77%	84% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. I For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $4.975 per share is comprised of distributions from net realized gain of $4.975 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap

Six months ended April 30,

Years ended October 31,

2008

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 31.44	$ 29.03	$ 26.89	$ 21.36	$ 17.71	$ 9.87
Income from Investment Operations
Net investment income (loss) D	.01	.12	.08	.15	.10	.07 G
Net realized and unrealized gain (loss)	(4.18)	8.03	5.08	6.19	3.84	7.75
Total from investment operations	(4.17)	8.15	5.16	6.34	3.94	7.82
Distributions from net investment income	(.12)	(.07)	(.14)	(.06)	(.02)	-
Distributions from net realized gain	(5.18)	(5.67)	(2.89)	(.77)	(.31)	(.02)
Total distributions	(5.30) J	(5.74)	(3.03)	(.83)	(.33)	(.02)
Redemption fees added to paid in capital D	- I	- I	.01	.02	.04	.04
Net asset value, end of period	$ 21.97	$ 31.44	$ 29.03	$ 26.89	$ 21.36	$ 17.71
Total Return B,C	(14.62)%	33.82%	20.65%	30.67%	22.84%	79.78%
Ratios to Average Net Assets E,H
Expenses before reductions	1.47% A	1.19%	1.28%	1.28%	1.30%	1.54%
Expenses net of fee waivers, if any	1.47% A	1.19%	1.28%	1.28%	1.30%	1.54%
Expenses net of all reductions	1.42% A	1.15%	1.22%	1.25%	1.28%	1.51%
Net investment income (loss)	.10% A	.45%	.29%	.59%	.50%	.46%
Supplemental Data
Net assets, end of period (in millions)	$ 1,196	$ 1,664	$ 1,816	$ 2,090	$ 1,091	$ 547
Portfolio turnover rate F	99% A	70%	84%	79%	77%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.03 per share. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $5.296 per share is comprised of distributions from net investment income of $.120 and distributions from net realized gain of $5.176 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30,

Years ended October 31,

2008

2007

2006

2005

2004

2003H

Selected Per-Share Data
Net asset value, beginning of period	$ 31.38	$ 28.99	$ 26.86	$ 21.36	$ 17.72	$ 12.35
Income from Investment Operations
Net investment income (loss)D	.02	.12	.08	.14	.10	.04G
Net realized and unrealized gain (loss)	(4.17)	8.01	5.07	6.18	3.84	5.31
Total from investment operations	(4.15)	8.13	5.15	6.32	3.94	5.35
Distributions from net investment income	(.12)	(.07)	(.14)	(.07)	(.03)	-
Distributions from net realized gain	(5.18)	(5.67)	(2.89)	(.77)	(.31)	-
Total distributions	(5.30)K	(5.74)	(3.03)	(.84)	(.34)	-
Redemption fees added to paid in capitalD	-J	-J	.01	.02	.04	.02
Net asset value, end of period	$ 21.93	$ 31.38	$ 28.99	$ 26.86	$ 21.36	$ 17.72
Total ReturnB,C	(14.58)%	33.84%	20.65%	30.59%	22.84%	43.48%
Ratios to Average Net AssetsE,I
Expenses before reductions	1.46%A	1.18%	1.29%	1.30%	1.32%	1.51%A
Expenses net of fee waivers, if any	1.40%A	1.18%	1.29%	1.30%	1.32%	1.51%A
Expenses net of all reductions	1.36%A	1.14%	1.23%	1.27%	1.29%	1.48%A
Net investment income (loss)	.16%A	.45%	.28%	.57%	.49%	.54%A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 8	$ 9	$ 7	$ 3	$ .4
Portfolio turnover rateF	99%A	70%	84%	79%	77%	84%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.01 per share. H For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. KTotal distributions of $5.296 per share is comprised of distributions from net investment income of $.120 and distributions from net realized gain of $5.176 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Small Cap, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 249,108
Unrealized depreciation	(170,684)
Net unrealized appreciation (depreciation)	$ 78,424
Cost for federal income tax purposes	$ 1,262,518

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $679,987 and $904,992, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Small Cap as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was 1.12% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 38	$ 2
Class T	.25%	.25%	81	1
Class B	.75%	.25%	42	32
Class C	.75%	.25%	79	3
			$ 240	$ 38

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and ..25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1
Class T	1
Class B*	5
Class C*	-
$ 7

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Company, Inc. (FSC) also an affiliate of FMR was the transfer agent for International Small Cap shares. For the period, each class paid the following transfer agent fees.

	Amount	% of Average Net Assets*
Class A	$ 46.30
Class T	49.30
Class B	13.31
Class C	23.29
International Small Cap	1,434.22
Institutional Class	6.21
	$ 1,571

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.65%	$ 23
Class T	1.90%	24
Class B	2.40%	6
Class C	2.40%	11
Institutional Class	1.40%	2
		$ 66

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $320 for the period. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
International Small Cap	$ 9

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

10. Other - continued

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $1, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 32	$ -
International Small Cap	6,232	3,765
Institutional Class	29	22
Total	$ 6,293	$ 3,787
From net realized gain
Class A	$ 6,370	$ 6,864
Class T	6,691	7,706
Class B	1,698	2,092
Class C	3,225	3,882
International Small Cap	268,816	328,782
Institutional Class	1,248	1,678
Total	$ 288,048	$ 351,004

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	160	268	$ 3,634	$ 7,316
Reinvestment of distributions	250	252	5,922	6,096
Shares redeemed	(393)	(556)	(8,565)	(14,980)
Net increase (decrease)	17	(36)	$ 991	$ (1,568)
Class T
Shares sold	115	226	$ 2,617	$ 6,120
Reinvestment of distributions	267	297	6,298	7,166
Shares redeemed	(314)	(671)	(6,952)	(17,855)
Net increase (decrease)	68	(148)	$ 1,963	$ (4,569)
Class B
Shares sold	8	19	$ 173	$ 519
Reinvestment of distributions	66	79	1,550	1,892
Shares redeemed	(77)	(149)	(1,690)	(3,957)
Net increase (decrease)	(3)	(51)	$ 33	$ (1,546)
Class C
Shares sold	34	56	$ 760	$ 1,462
Reinvestment of distributions	110	124	2,588	2,967
Shares redeemed	(121)	(277)	(2,621)	(7,298)
Net increase (decrease)	23	(97)	$ 727	$ (2,869)
International Small Cap
Shares sold	3,979	7,028	$ 92,050	$ 194,115
Reinvestment of distributions	10,463	12,767	249,850	311,000
Shares redeemed	(12,940)	(29,445)	(289,698)	(791,655)
Net increase (decrease)	1,502	(9,650)	$ 52,202	$ (286,540)
Institutional Class
Shares sold	44	47	$ 995	$ 1,226
Reinvestment of distributions	31	39	750	938
Shares redeemed	(82)	(150)	(1,829)	(3,984)
Net increase (decrease)	(7)	(64)	$ (84)	$ (1,820)

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity International Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity International Small Cap Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2008, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2008 and for the year ended October 31, 2007, and the financial highlights for the six months ended and for each of the five years in the period ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity International Small Cap Fund as of April 30, 2008, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2008 and for the year ended October 31, 2007, and the financial highlights for the six months ended and for each of the five years in the period ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 18, 2008

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on December 13, 2007. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to reduce the required quorum for shareholder meetings.A
	# of Votes	% of Votes
Affirmative	45,014,793,255.82	80.372
Against	6,871,112,667.08	12.268
Abstain	2,163,456,438.02	3.863
Broker Non-Votes	1,958,633,563.89	3.497
TOTAL	56,007,995,924.81	100.000
PROPOSAL 2
To elect the nominees specified below as Trustees.A
James C. Curvey
Affirmative	53,384,952,361.03	95.317
Withheld	2,623,043,563.78	4.683
TOTAL	56,007,995,924.81	100.000
Dennis J. Dirks
Affirmative	53,595,104,608.67	95.692
Withheld	2,412,891,316.14	4.308
TOTAL	56,007,995,924.81	100.000
Albert R. Gamper, Jr.
Affirmative	53,570,235,221.69	95.647
Withheld	2,437,760,703.12	4.353
TOTAL	56,007,995,924.81	100.000
George H. Heilmeier
Affirmative	53,166,350,588.50	94.926
Withheld	2,841,645,336.31	5.074
TOTAL	56,007,995,924.81	100.000
	# of Votes	% of Votes
Edward C. Johnson 3d
Affirmative	53,230,508,654.93	95.041
Withheld	2,777,487,269.88	4.959
TOTAL	56,007,995,924.81	100.000
James H. Keyes
Affirmative	53,549,161,456.52	95.610
Withheld	2,458,834,468.29	4.390
TOTAL	56,007,995,924.81	100.000
Marie L. Knowles
Affirmative	53,543,925,066.86	95.601
Withheld	2,464,070,857.95	4.399
TOTAL	56,007,995,924.81	100.000
Ned C. Lautenbach
Affirmative	53,547,116,322.50	95.606
Withheld	2,460,879,602.31	4.394
TOTAL	56,007,995,924.81	100.000
Cornelia M. Small
Affirmative	53,564,793,514.25	95.638
Withheld	2,443,202,410.56	4.362
TOTAL	56,007,995,924.81	100.000
William S. Stavropoulos
Affirmative	53,426,544,502.76	95.391
Withheld	2,581,451,422.05	4.609
TOTAL	56,007,995,924.81	100.000
Kenneth L. Wolfe
Affirmative	53,229,881,790.63	95.040
Withheld	2,778,114,134.18	4.960
TOTAL	56,007,995,924.81	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	44,485,656,811.55	94.702
Withheld	2,488,551,854.62	5.298
TOTAL	46,974,208,666.17	100.000
Dennis J. Dirks
Affirmative	44,706,671,638.31	95.173
Withheld	2,267,537,027.86	4.827
TOTAL	46,974,208,666.17	100.000
Edward C. Johnson 3d
Affirmative	44,294,881,638.16	94.296
Withheld	2,679,327,028.01	5.704
TOTAL	46,974,208,666.17	100.000
Alan J. Lacy
Affirmative	44,685,373,413.16	95.127
Withheld	2,288,835,253.01	4.873
TOTAL	46,974,208,666.17	100.000
Ned C. Lautenbach
Affirmative	44,634,541,379.41	95.019
Withheld	2,339,667,286.76	4.981
TOTAL	46,974,208,666.17	100.000
Joseph Mauriello
Affirmative	44,683,962,099.80	95.124
Withheld	2,290,246,566.37	4.876
TOTAL	46,974,208,666.17	100.000
Cornelia M. Small
Affirmative	44,671,688,375.36	95.098
Withheld	2,302,520,290.81	4.902
TOTAL	46,974,208,666.17	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	44,465,262,087.61	94.659
Withheld	2,508,946,578.56	5.341
TOTAL	46,974,208,666.17	100.000
David M. Thomas
Affirmative	44,694,340,813.87	95.147
Withheld	2,279,867,852.30	4.853
TOTAL	46,974,208,666.17	100.000
Michael E. Wiley
Affirmative	44,686,513,174.78	95.130
Withheld	2,287,695,491.39	4.870
TOTAL	46,974,208,666.17	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis
Company

Fidelity International Investment
Advisors

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank
Pittsburgh, PA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

ISC-USAN-0608
1.800661.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
International Small Cap
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2008

Class A, Class T, Class B, and Class C are classes of Fidelity®
International Small Cap Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 853.00	$ 7.60
HypotheticalA	$ 1,000.00	$ 1,016.66	$ 8.27
Class T
Actual	$ 1,000.00	$ 851.90	$ 8.75
HypotheticalA	$ 1,000.00	$ 1,015.42	$ 9.52
Class B
Actual	$ 1,000.00	$ 849.60	$ 11.04
HypotheticalA	$ 1,000.00	$ 1,012.93	$ 12.01
Class C
Actual	$ 1,000.00	$ 849.70	$ 11.04
HypotheticalA	$ 1,000.00	$ 1,012.93	$ 12.01
International Small Cap
Actual	$ 1,000.00	$ 853.80	$ 6.78
HypotheticalA	$ 1,000.00	$ 1,017.55	$ 7.37
Institutional Class
Actual	$ 1,000.00	$ 854.20	$ 6.45
HypotheticalA	$ 1,000.00	$ 1,017.90	$ 7.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.65%
Class T	1.90%
Class B	2.40%
Class C	2.40%
International Small Cap	1.47%
Institutional Class	1.40%

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2008
Japan 29.8%
United Kingdom 17.0%
Australia 10.5%
United States of America 7.3%
Canada 3.8%
Germany 3.2%
France 2.8%
Sweden 2.4%
Bermuda 2.3%
Other 20.9%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2007
Japan 27.2%
United Kingdom 15.0%
Australia 13.1%
United States of America 6.2%
Canada 4.5%
France 3.9%
Germany 2.9%
Italy 2.9%
Norway 2.2%
Other 22.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	95.0	95.8
Bonds	0.4	0.3
Short-Term Investments and Net Other Assets	4.6	3.9
Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Phorm, Inc. (United States of America, Media)	1.5	1.6
NDS Group PLC sponsored ADR (United Kingdom, Software)	1.4	0.9
Sylvania Resources Ltd. (Australia, Metals & Mining)	1.4	1.4
Israel Chemicals Ltd. (Israel, Chemicals)	1.4	0.4
Money Partners Co. Ltd. (Japan, Diversified Financial Services)	1.3	0.6
Sarantis SA (Reg.) (Greece, Personal Products)	1.2	1.2
Actelion Ltd. (Reg.) (Switzerland, Biotechnology)	1.1	0.2
Vilmorin & Cie (France, Food Products)	1.1	0.6
Modern Times Group MTG AB (B Shares) (Sweden, Media)	1.1	0.8
Nippon Seiki Co. Ltd. (Japan, Auto Components)	1.1	1.0
	12.6
Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Materials	19.4	18.0
Consumer Discretionary	17.0	15.9
Industrials	14.9	22.5
Information Technology	12.1	8.9
Health Care	8.8	4.6
Energy	8.3	8.6
Financials	7.2	8.7
Consumer Staples	6.9	4.0
Telecommunication Services	0.5	0.5
Utilities	0.3	4.4

Semiannual Report

Investments April 30, 2008

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value (000s)
Australia - 10.5%
Allied Gold Ltd. (a)	18,649,109	$ 12,138
Allied Gold Ltd. (United Kingdom) (a)	461,700	303
Ausenco Ltd.	741,006	11,029
Capital-XX Ltd. (a)(e)	3,379,072	1,444
Centamin Egypt Ltd. (a)	1,905,015	2,519
Centennial Coal Co. Ltd. (d)	337,046	1,434
Coal of Africa Ltd. (a)	3,847,700	11,131
Dwyka Resources Ltd. (a)	5,235,220	3,019
Dyno Nobel Ltd.	1,001,342	2,767
Energy Resources of Australia Ltd.	91,775	1,688
European Gas Ltd. (a)	2,021,976	1,182
Gloucester Coal Ltd.	89,552	831
Incitec Pivot Ltd.	74,333	11,344
International Ferro Metals (a)	3,178,021	9,415
Investika Ltd. (a)	240,000	543
MacArthur Coal Ltd. (d)	105,906	1,709
Meo Australia Ltd. (a)	9,149,454	2,028
Metcash Ltd.	526,327	2,095
Mineral Securities Ltd. CDI (a)	959,371	1,077
Monto Minerals Ltd. (a)	8,206,552	1,346
Monto Minerals Ltd. warrants 5/25/09 (a)	1,485,934	0
Mount Gibson Iron Ltd. (a)	2,866,526	7,922
Navitas Ltd.	517,696	950
Northern Iron Ltd.	749,720	2,730
Phosphagenics Ltd. (a)	8,980,865	1,482
Seek Ltd. (d)	530,878	2,504
Straits Resources Ltd.	270,278	1,739
Sylvania Resources Ltd. (a)	8,420,951	18,110
Sylvania Resources Ltd. (United Kingdom) (a)	1,966,745	4,282
Tanami Gold NL (a)	10,577,816	788
Tassal Group Ltd.	2,501,317	6,441
Tianshan Goldfields Ltd. (a)	64,239	22
WorleyParsons Ltd.	52,378	1,917
Wotif.com Holdings Ltd.	1,442,182	6,081
TOTAL AUSTRALIA		134,010
Belgium - 0.3%
Hansen Transmission International NV	808,800	3,538
Bermuda - 2.3%
Aquarius Platinum Ltd.:
(Australia)	390,057	6,233
(United Kingdom)	263,600	4,154
Common Stocks - continued
	Shares	Value (000s)
Bermuda - continued
Ports Design Ltd.	577,500	$ 1,860
PureCircle Ltd.	500,000	1,804
Seadrill Ltd.	280,400	8,539
Tanzanite One Ltd. (e)	5,808,701	5,486
Trefoil Ltd. (a)	385,100	1,778
TOTAL BERMUDA		29,854
British Virgin Islands - 0.6%
Albidon Ltd. unit (a)	1,469,000	5,476
Kalahari Energy (f)	1,451,000	1,814
TOTAL BRITISH VIRGIN ISLANDS		7,290
Canada - 3.4%
AirSea Lines (f)	1,893,338	1,478
AirSea Lines warrants 8/4/11 (a)(f)	1,862,300	0
Aquiline Resources, Inc. (a)	316,700	2,418
Artumas Group, Inc. (a)	220,000	1,081
Bankers Petroleum Ltd. (a)	2,779,970	4,306
Equinox Minerals Ltd. unit (a)	332,015	1,578
European Goldfields Ltd. (a)	1,089,500	5,907
Red Back Mining, Inc. (a)	807,200	4,929
Rock Well Petroleum, Inc. (f)	770,400	3,501
Sino-Forest Corp. (a)	53,900	816
Starfield Resources, Inc. (a)	4,328,075	3,739
Visual Defence, Inc. (a)(e)	4,664,100	1,275
Western Canadian Coal Corp. (a)	2,369,818	10,001
Western Canadian Coal Corp. (United Kingdom) (a)	548,286	2,317
TOTAL CANADA		43,346
Cayman Islands - 1.1%
Ctrip.com International Ltd. sponsored ADR	35,200	2,185
International Consolidated Minerals, Inc. (a)	852,927	4,579
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	19,700	1,479
New World Department Store China Ltd.	2,150,000	2,348
TCC International Holdings Ltd. (a)	3,748,000	3,381
TOTAL CAYMAN ISLANDS		13,972
China - 0.6%
Baidu.com, Inc. sponsored ADR (a)	4,600	1,682
Focus Media Holding Ltd. ADR (a)	50,400	1,859
Common Stocks - continued
	Shares	Value (000s)
China - continued
Sina Corp. (a)	73,700	$ 3,405
Yantai Changyu Pioneer Wine Co. (B Shares)	139,110	966
TOTAL CHINA		7,912
Cyprus - 0.3%
Buried Hill Energy (Cyprus) PCL (f)	1,947,000	2,142
Mirland Development Corp. PLC (a)	238,500	2,181
TOTAL CYPRUS		4,323
Denmark - 0.4%
Vestas Wind Systems AS (a)	45,350	4,972
Finland - 1.2%
Inion OY (a)	3,590,300	1,606
Metso Corp.	84,700	3,676
Nokian Tyres Ltd. (d)	251,040	10,711
TOTAL FINLAND		15,993
France - 2.8%
Altamir Amboise	230,000	2,585
April Group (d)	21,000	1,121
Audika SA	22,987	1,195
Boursorama (a)	177,000	2,023
Carbone Lorraine	1,186	66
Delachaux SA	2,500	235
Devoteam SA	10,400	344
Guerbet SA	6,164	1,097
Laurent-Perrier Group	25,660	3,722
LeGuide.com SA (a)	21,069	543
Meetic (a)	42,829	1,143
SeLoger.com (a)	147,000	6,884
SR Teleperformance SA	29,000	1,200
Vilmorin & Cie	75,310	14,089
TOTAL FRANCE		36,247
Germany - 3.2%
Delticom AG	53,200	3,280
Freenet AG	68,500	1,170
Fresenius Medical Care AG	130,010	6,919
Gerresheimer AG	103,000	5,758
Interhyp AG	31,130	2,189
Kontron AG	76,220	1,242
Q-Cells AG (a)	51,000	5,972
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Rational AG	6,277	$ 1,392
United Internet AG	112,500	2,418
Vossloh AG	43,100	6,253
Wacker Construction Equipment AG	45,000	898
Wirecard AG	157,300	3,315
TOTAL GERMANY		40,806
Greece - 2.0%
Babis Vovos International Technical SA (a)	43,000	1,309
Fourlis Holdings SA	110,000	3,486
Hellenic Technodomiki Tev SA	193,260	2,414
Jumbo SA	95,700	2,836
Sarantis SA (Reg.)	879,168	15,207
TOTAL GREECE		25,252
Hong Kong - 1.1%
Esprit Holdings Ltd.	332,300	4,089
Li & Fung Ltd.	1,040,000	4,304
Wing Hang Bank Ltd.	67,000	898
Wing Lung Bank Ltd.	285,300	5,144
TOTAL HONG KONG		14,435
India - 0.3%
Educomp Solutions Ltd.	23,036	2,283
Sesa Goa Ltd.	16,366	1,706
TOTAL INDIA		3,989
Indonesia - 0.5%
PT Bumi Resources Tbk	3,817,500	2,753
PT Tambang Batubbara Bukit Asam Tbk	1,045,000	1,201
PT United Tractors Tbk	1,671,500	2,184
TOTAL INDONESIA		6,138
Ireland - 0.9%
Adwalker PLC (a)	9,125,000	340
Kenmare Resources PLC (a)	3,165,500	3,194
Kenmare Resources PLC warrants 7/23/09 (a)	1,712,500	1,081
Paddy Power PLC (Ireland)	152,800	5,343
Petroceltic International PLC (a)	13,644,934	1,877
Vimio PLC (a)	867,300	24
TOTAL IRELAND		11,859
Common Stocks - continued
	Shares	Value (000s)
Israel - 1.4%
Israel Chemicals Ltd.	975,505	$ 17,959
Italy - 0.7%
Amplifon SpA	100,000	341
Seldovia Native Association, Inc. (SNAI) (a)(d)	1,291,190	7,319
Teleunit SpA (a)(e)	12,719,158	759
TOTAL ITALY		8,419
Japan - 29.8%
ABC-Mart, Inc.	75,000	1,941
Access Co. Ltd.	625	534
Ahresty Corp.	93,500	1,365
Ai Holdings Corp.	284,000	1,547
Airport Facilities Co. Ltd.	93,800	635
Alpen Co. Ltd.	71,600	1,175
Apamanshop Holdings Co. Ltd. (d)	29,384	6,629
Atrium Co. Ltd. (d)	27,400	422
C. Uyemura & Co. Ltd.	62,600	2,407
Chiba Bank Ltd.	339,000	2,679
Chugoku Marine Paints Ltd. (d)	179,000	1,372
CMIC Co. Ltd.	5,090	1,778
Create SD Co. Ltd.	57,800	1,274
CyberAgent, Inc. (d)	1,313	1,546
Daicel Chemical Industries Ltd.	205,000	1,212
Daido Steel Co. Ltd.	269,000	1,498
Daikin Industries Ltd.	21,300	1,066
Daikokutenbussan Co. Ltd.	2,300	17
Dainippon Screen Manufacturing Co. Ltd.	358,000	1,554
Daiseki Co. Ltd. (d)	24,530	741
Daito Gyorui Co. Ltd.	381,000	605
Denyo Co. Ltd.	72,900	702
Don Quijote Co. Ltd. (d)	134,500	2,459
EPS Co. Ltd.	1,354	6,477
F&M Co. Ltd.	2,103	525
FamilyMart Co. Ltd.	156,000	5,478
FCM Co. Ltd.	12,500	329
FreeBit Co., Ltd.	650	3,862
Fujitsu Component Ltd. (a)	650	725
Furuno Electric Co. Ltd.	125,400	1,180
Futaba Industrial Co. Ltd.	53,300	1,219
Geo Co. Ltd. (d)	772	645
Green Hospital Supply, Inc.	804	384
H-One Co. Ltd.	21,800	183
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Harakosan Co. Ltd. (d)	5,003	$ 7,802
Harmonic Drive Systems, Inc.	826	3,180
Hikari Tsushin, Inc.	285,800	10,497
Hisaka Works Ltd. (d)	166,000	2,531
Hisamitsu Pharmaceutical Co., Inc.	62,800	2,359
Hitachi Construction Machinery Co. Ltd.	71,600	2,261
Hitachi Metals Ltd.	60,000	901
Hokuto Corp.	363,800	7,752
Hosiden Corp. (d)	103,800	2,107
Ichirokudo Co. Ltd. (a)	1,165	903
Ichiyoshi Securities Co. Ltd. (d)	141,400	1,545
IDU Co. (d)	413	212
Inpex Holdings, Inc.	890	9,987
Itochu Corp.	557,000	5,833
Japan Steel Works Ltd.	105,000	1,942
Japan Vilene Co. Ltd. (d)	194,000	790
Jastec Co. Ltd.	574,500	4,134
Juroku Bank Ltd.	149,000	877
K'S Denki Corp.	150,500	3,136
Kakaku.com, Inc.	245	1,270
Koha Co. Ltd.	51,500	497
Komori Corp.	154,000	3,047
Konica Minolta Holdings, Inc.	112,500	1,695
Kura Corp. Ltd.	5,100	13,027
Kuraray Co. Ltd.	150,500	1,794
LAC Holdings, Inc.	154,700	478
Matsumotokiyoshi Holdings Co. Ltd.	56,200	1,178
MCJ Co. Ltd.	4,956	1,589
Meiko Electronics Co. Ltd.	33,800	922
Message Co. Ltd.	1,644	2,159
Micronics Japan Co. Ltd.	127,200	4,586
Mitsui O.S.K. Lines Ltd.	158,000	2,181
Mitsumi Electric Co. Ltd.	31,900	1,067
Miyano Machinery, Inc.	429,000	970
Money Partners Co. Ltd. (d)	14,184	16,014
Mori Seiki Co. Ltd.	102,000	1,883
Namco Bandai Holdings, Inc.	675,200	8,471
NIC Corp.	290,400	1,403
Nidec Corp.	22,400	1,692
Nihon Dempa Kogyo Co. Ltd. (d)	329,800	9,717
Nihon Kohden Corp.	165,100	3,296
Nihon Nohyaku Co. Ltd. (d)	199,000	1,746
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Nihon Trim Co. Ltd. (d)	219,400	$ 5,345
Nihonwasou Holdings, Inc.	782	223
Nikon Corp.	167,000	4,825
Nippon Chemi-con Corp. (d)	312,000	1,245
Nippon Commercial Investment Corp.	1,123	4,503
Nippon Denko Co. Ltd.	136,000	1,637
Nippon Oil Corp.	176,000	1,213
Nippon Seiki Co. Ltd.	935,000	13,741
Nissha Printing Co. Ltd.	39,200	1,621
Nissin Kogyo Co. Ltd.	609,700	10,409
NOF Corp.	101,000	471
NSK Ltd.	129,000	1,075
NTN Corp.	111,000	854
Obara Corp.	50	1
Oiles Corp.	148,040	2,765
Orix Jreit, Inc.	333	1,986
Otsuka Corp.	64,600	4,964
Pigeon Corp. (d)	87,700	1,615
Produce Co. Ltd. (a)(d)	1,632	6,743
Rinnai Corp. (d)	35,000	1,124
Rohto Pharmaceutical Co. Ltd.	658,000	7,052
Round One Corp.	371	450
Ryobi Ltd. (d)	301,000	1,138
Sakata Seed Corp.	8,900	141
Sammy NetWorks Co. Ltd.	1,015	1,532
Sansha Electric Manufacturing Co. Ltd.	54,000	479
Sanyo Denki Co. Ltd.	271,000	1,247
Sato Corp. (d)	634,900	8,573
Sawada Holdings Co. Ltd. (a)(d)	91,000	560
Sec Carbon Ltd.	132,000	962
Sega Sammy Holdings, Inc. (d)	180,000	2,191
Seria Co. Ltd.	482	373
Shibaura Electronics Co. Ltd. (d)	96,700	1,267
Shimachu Co. Ltd.	80,600	2,218
Shin Nippon Biomedical Laboratories Ltd. (d)	157,700	2,719
Shin-Kobe Electric Machinery Co. Ltd.	419,000	2,422
Shinohara Systems of Construction Co. Ltd.	1,206	711
So-net M3, Inc.	141	568
Sojitz Corp.	501,700	1,932
SRI Sports Ltd.	2,299	3,118
Stanley Electric Co. Ltd.	55,000	1,401
Start Today Co. Ltd. (d)	443	1,580
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Stella Chemifa Corp. (d)	31,900	$ 704
Sumitomo Corp.	175,900	2,368
Sunx Ltd. (d)	284,400	1,596
Sysmex Corp.	67,400	2,752
T&D Holdings, Inc.	18,300	1,172
Taiho Kogyo Co. Ltd.	96,100	1,223
Takano Co. Ltd.	109,200	1,036
Takara Holdings, Inc.	324,000	2,181
Takeei Corp. (d)	92,200	3,622
Takisawa Machine Tool Co. Ltd.	524,000	794
The Suruga Bank Ltd.	196,000	2,773
TMS Entertainment Ltd.	152,000	325
TOA Valve Holding, Inc. (d)	352	892
Tohcello Co. Ltd.	149,000	832
Toho Zinc Co. Ltd.	272,000	1,520
Tohoku Electric Power Co., Inc.	46,300	1,053
Tokai Carbon Co. Ltd.	237,000	2,483
Tokai Rubber Industries Ltd.	83,700	1,225
Tokyo Gas Co. Ltd.	248,000	953
Tokyo Seimitsu Co. Ltd. (d)	60,100	1,203
Toray Industries, Inc.	125,000	782
Toyo Suisan Kaisha Ltd.	384,000	6,824
Toyoda Gosei Co. Ltd.	33,300	1,217
Tsumura & Co.	433,900	10,501
Tyo, Inc. (d)	235,000	371
Ulvac, Inc. (d)	28,500	1,169
Unicom Group Holdings, Inc.	20,500	86
United Arrows Ltd. (d)	104,500	757
United Technology Holdings Co. Ltd.	564	691
VarioSecure Networks, Inc. (d)	937	1,091
Wacom Co. Ltd. (d)	734	1,479
Works Applications Co. Ltd.	3,802	4,320
Xebio Co. Ltd.	129,100	3,902
Yachiyo Industry Co. Ltd.	119,200	1,508
Yamada Denki Co. Ltd.	14,710	1,263
Yonkyu Co. Ltd.	135,500	635
TOTAL JAPAN		381,893
Korea (South) - 1.4%
LG Household & Health Care Ltd.	19,636	4,061
MegaStudy Co. Ltd.	11,483	3,789
Common Stocks - continued
	Shares	Value (000s)
Korea (South) - continued
NHN Corp. (a)	30,451	$ 7,072
Taewoong Co. Ltd.	27,556	2,900
TOTAL KOREA (SOUTH)		17,822
Malaysia - 0.3%
KNM Group Bhd	798,100	1,617
Parkson Holdings Bhd (a)	884,700	1,960
TOTAL MALAYSIA		3,577
Netherlands - 1.0%
Brunel International NV	148,000	3,565
Cryo-Save Group NV	740,000	2,832
Engel East Europe NV	975,032	1,153
InnoConcepts NV	35,000	594
QIAGEN NV (a)	135,000	3,037
SMARTRAC NV (a)	54,600	2,129
TOTAL NETHERLANDS		13,310
Norway - 1.0%
IMAREX NOS ASA (a)	4,475	118
Norwegian Property ASA (d)	451,590	3,939
Pertra AS (A Shares) (a)	175,642	1,667
Revus Energy ASA (a)	35,000	562
Stepstone ASA (a)	2,007,910	6,706
TOTAL NORWAY		12,992
Papua New Guinea - 1.1%
Lihir Gold Ltd. (a)	1,900,789	5,271
New Britain Palm Oil Ltd.	5,528	62
Oil Search Ltd.	1,825,539	8,179
TOTAL PAPUA NEW GUINEA		13,512
Philippines - 0.1%
Alliance Global Group, Inc. (a)	8,680,000	802
Singapore - 0.8%
Banyan Tree Holdings Ltd.	478,000	501
Parkway Holdings Ltd.	628,300	1,622
Raffles Medical Group Ltd.	1,821,000	1,732
Skywest Airlines Ltd. (e)	14,719,299	4,244
Straits Asia Resources Ltd.	754,000	1,835
TOTAL SINGAPORE		9,934
Common Stocks - continued
	Shares	Value (000s)
South Africa - 0.4%
African Rainbow Minerals Ltd.	166,163	$ 5,648
Spain - 0.7%
Grifols SA	310,061	8,688
Laboratorios Farmaceuticos ROVI SA	32,151	494
TOTAL SPAIN		9,182
Sweden - 2.4%
Cision AB	377,800	1,249
Countermine Technologies AB (a)	1,039,728	451
Countermine Technologies AB warrants 3/1/10 (a)	1,085,197	271
Hexagon AB (B Shares)	363,353	6,614
Intrum Justitia AB	133,500	2,163
Meda AB (A Shares) (d)	44,360	530
Modern Times Group MTG AB (B Shares)	189,310	13,911
NeoNet AB	668,050	4,017
Q-Med AB	233,400	1,559
RNB Retail & Brands AB	75,000	328
TOTAL SWEDEN		31,093
Switzerland - 1.7%
Actelion Ltd. (Reg.) (a)	285,940	14,485
Basilea Pharmaceutica AG (a)	4,000	583
Cytos Biotechnology AG (a)	2,450	154
EFG International	79,880	2,555
Temenos Group AG (a)	155,000	4,367
TOTAL SWITZERLAND		22,144
Taiwan - 0.7%
Capital Securities Corp.	709,000	579
Cathay Real Estate Development Co. Ltd.	1,292,000	1,038
Hung Poo Real Estate Development Co. Ltd.	642,000	1,229
Sinyi Realty, Inc.	721,837	2,786
Taiwan Fertilizer Co. Ltd.	681,000	3,299
TOTAL TAIWAN		8,931
Thailand - 0.3%
Banpu PCL unit	266,100	3,658
Total Access Communication PCL	222,600	318
TOTAL THAILAND		3,976
United Kingdom - 17.0%
Advanced Fluid Connections PLC (a)	7,009,687	0
ADVFN PLC (a)(e)	34,675,780	1,482
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Afren PLC (a)	2,681,850	$ 8,412
African Consolidated Resources PLC (a)	10,112,734	3,820
African Copper PLC (a)	1,177,884	913
Air Partner PLC	45,000	778
Alizyme PLC (a)	1,363,700	800
Anglo Asian Mining PLC (a)	2,718,700	662
Ark Therapeutics Group PLC (a)	506,300	740
Autonomy Corp. PLC (a)	453,000	7,714
Aveva Group PLC	180,000	4,370
Axon Group PLC	213,900	1,911
Baltic Oil Terminals PLC (a)	1,314,300	2,156
BioCare Solutions PLC (a)	4,557,670	147
Blackstar Investors PLC (a)	1,639,779	3,146
Block Shield Corp. PLC (a)	1,653,400	1,200
BowLeven PLC (a)	106,800	726
Cambrian Mining PLC (a)(d)	4,026,100	11,867
Celsis International PLC (a)	443,648	1,372
Centurion Electronics PLC (a)(e)	748,299	0
Ceres Power Holdings PLC (a)	103,213	302
Connaught PLC	248,725	2,016
Corac Group PLC (a)	3,979,104	5,459
Craneware PLC	255,000	902
CustomVis PLC (a)(e)	14,939,536	1,262
CVS Group PLC	11,000	57
Datacash Group PLC	1,585,580	8,890
Eclipse Energy Co. Ltd. (f)	102,000	1,521
European Nickel PLC (a)	1,100,000	776
Forum Energy PLC (a)	570,970	324
Gcm Resources PLC (a)	146,431	310
Gemfields Resources PLC (a)	3,909,100	3,053
Hardide Ltd. (a)	6,848,580	869
Hydrodec Group PLC (a)(e)	9,702,286	10,562
Ideal Shopping Direct PLC	234,592	910
IG Group Holdings PLC	1,163,589	8,392
Impact Holdings PLC (a)(e)	10,414,000	466
Inova Holding PLC (a)	1,443,461	221
Intertek Group PLC	94,110	1,821
iomart Group PLC (a)	1,618,840	1,448
ITM Power PLC (a)(d)	1,096,545	1,003
Jubilee Platinum PLC (a)	1,657,843	2,785
Keronite PLC (f)	13,620,267	1,625
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Landround PLC warrants 12/11/09 (a)(f)	166,666	$ 2
London Asia Chinese Private Equity Fund Ltd. warrants 3/31/11 (a)	105,400	38
Max Petroleum PLC (a)	4,114,820	5,543
Meggitt PLC	971,100	5,730
Meldex International PLC (a)	3,324,116	4,197
MicroEmissive Displays (a)	2,196,600	1,103
Motivcom PLC (e)	1,663,300	2,778
NDS Group PLC sponsored ADR (a)	353,400	18,182
Nviro Cleantech PLC	105,000	78
Proteome Sciences PLC (a)	995,632	846
Protherics PLC (a)	1,286,917	1,241
Pureprofile Media PLC (f)	1,108,572	827
Pursuit Dynamics PLC (a)(d)	858,304	3,831
PV Crystalox Solar PLC	1,119,050	3,465
Rambler Metals & Mining PLC (a)	200,000	200
Redhall Group PLC	74,200	401
Renewable Energy Generation Ltd.	500,000	1,126
RGI International Ltd. (a)	200,000	1,582
Rightmove PLC	345,907	2,885
Romag Holdings PLC	50,000	177
Royalblue Group PLC	54,842	892
Sarantel Group PLC Class A (a)	3,142,500	297
SDL PLC (a)	1,296,662	8,701
Serco Group PLC	537,530	4,713
Silverdell PLC (a)	278,716	737
Sinclair Pharma PLC (a)	1,128,371	942
SPI Lasers PLC (a)	3,461,200	2,133
SR Pharma PLC (a)	700,000	571
Stem Cell Sciences PLC (a)	566,649	166
SubSea Resources PLC warrants 11/4/09 (a)	1,805,625	0
Synergy Healthcare PLC	91,134	1,160
Target Resources PLC (a)	1,020,000	294
Target Resources PLC warrants 7/12/08 (a)	1,020,000	0
TMO Biotec (f)	1,000,000	1,381
Toledo Mining Corp. PLC (a)	1,322,604	3,682
Triple Plate Junction PLC (a)	1,439,200	379
Unite Group PLC	427,110	2,471
Valiant Petroleum PLC	20,300	337
Vectura Group PLC (a)	3,556,060	3,146
Wellstream Holdings PLC	268,400	6,708
Xchanging PLC	1,619,200	8,048
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
York Pharma PLC (a)	837,600	$ 874
Zenergy Power PLC (a)	1,469,780	6,561
ZincOx Resources PLC (a)	574,400	1,987
TOTAL UNITED KINGDOM		217,602
United States of America - 2.7%
CTC Media, Inc. (a)	291,000	7,528
Cyberview Technology, Inc. (a)(e)	996,527	3,368
Frontera Resources Corp. (a)	1,157,200	2,071
Frontier Mining Ltd. (a)	6,771,600	791
Phorm, Inc. (e)	664,000	18,812
Sohu.com, Inc. (a)	13,200	913
XL TechGroup, Inc. (a)	1,329,250	634
TOTAL UNITED STATES OF AMERICA		34,117
TOTAL COMMON STOCKS (Cost $1,082,233)		1,216,849
Convertible Bonds - 0.4%
Principal Amount (000s)
Canada - 0.4%
Western Canadian Coal Corp. 7.5% 3/24/11 (Cost $4,061)	CAD	4,714	5,024
Money Market Funds - 9.3%
	Shares
Fidelity Cash Central Fund, 2.51% (b)	61,226,630	61,227
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	57,841,870	57,842
TOTAL MONEY MARKET FUNDS (Cost $119,069)		119,069
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $1,205,363)		1,340,942
NET OTHER ASSETS - (4.7)%		(60,754)
NET ASSETS - 100%		$ 1,280,188
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,291,000 or 1.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AirSea Lines	8/4/06	$ 1,199
AirSea Lines warrants 8/4/11	8/4/06	$ 0
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,142
Eclipse Energy Co. Ltd.	4/28/05	$ 1,459
Kalahari Energy	9/1/06	$ 1,814
Keronite PLC	8/16/06	$ 1,549
Landround PLC warrants 12/11/09	12/12/06	$ 0
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173
Rock Well Petroleum, Inc.	4/13/06	$ 1,004
TMO Biotec	10/27/05	$ 535
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,055
Fidelity Securities Lending Cash Central Fund	873
Total	$ 1,928
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ADVFN PLC	$ 2,066	$ -	$ 21	$ -	$ 1,482
Allied Gold Ltd.	12,802	3,229	16	-	-
Allied Gold Ltd. (United Kingdom)	410	-	-	-	-
BioCare Solutions PLC	1,260	-	17	-	-
Capital-XX Ltd.	3,105	736	-	-	1,444
Centurion Electronics PLC	89	-	-	-	-
Corac Group PLC	5,414	-	767	-	-
CustomVis PLC	591	421	-	-	1,262
Cyberview Technology, Inc.	3,802	-	-	-	3,368
Frontier Mining Ltd.	1,619	-	-	-	-
Healthcare Enterprise Group PLC	373	-	274	-	-
Hydrodec Group PLC	3,795	-	247	-	10,562
Impact Holdings PLC	650	-	-	-	466
Motivcom PLC	5,545	-	270	49	2,778
Phorm, Inc.	28,335	-	-	-	18,812
Skywest Airlines Ltd.	4,437	-	-	222	4,244
SPI Lasers PLC	3,778	-	-	-	-
Sylvania Resources Ltd.	25,111	640	2,145	-	-
Sylvania Resources Ltd. (United Kingdom)	13,425	211	6,910	-	-
Tanzanite One Ltd.	8,937	-	-	410	5,486
Teleunit SpA	1,025	-	-	-	759
Visual Defence, Inc.	1,503	-	-	-	1,275
Total	$ 128,072	$ 5,237	$ 10,667	$ 681	$ 51,938

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2008

Assets
Investment in securities, at value (including securities loaned of $54,563) - See accompanying schedule: Unaffiliated issuers (cost $1,032,305)	$ 1,169,935
Fidelity Central Funds (cost $119,069)	119,069
Other affiliated issuers (cost $53,989)	51,938
Total Investments (cost $1,205,363)		$ 1,340,942
Receivable for investments sold		38,416
Receivable for fund shares sold		595
Dividends receivable		3,690
Interest receivable		35
Distributions receivable from Fidelity Central Funds		297
Prepaid expenses		3
Receivable from investment adviser for expense reductions		5
Other receivables		443
Total assets		1,384,426

Liabilities
Payable to custodian bank	$ 12,635
Payable for investments purchased	30,596
Payable for fund shares redeemed	1,351
Accrued management fee	1,155
Distribution fees payable	36
Other affiliated payables	288
Other payables and accrued expenses	335
Collateral on securities loaned, at value	57,842
Total liabilities		104,238

Net Assets		$ 1,280,188
Net Assets consist of:
Paid in capital		$ 1,108,035
Undistributed net investment income		574
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		36,091
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		135,488
Net Assets		$ 1,280,188

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($27,339 ÷ 1,255.5 shares)	$ 21.78

Maximum offering price per share (100/94.25 of $21.78)	$ 23.11
Class T: Net Asset Value and redemption price per share ($30,031 ÷ 1,385.7 shares)	$ 21.67

Maximum offering price per share (100/96.50 of $21.67)	$ 22.46
Class B: Net Asset Value and offering price per share ($7,436 ÷ 347.9 shares)A	$ 21.37

Class C: Net Asset Value and offering price per share ($14,576 ÷ 679.2 shares)A	$ 21.46

International Small Cap: Net Asset Value, offering price and redemption price per share ($1,195,529 ÷ 54,413.9 shares)	$ 21.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,277 ÷ 240.6 shares)	$ 21.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2008

Investment Income
Dividends (including $681 earned from other affiliated issuers)		$ 9,072
Interest		190
Income from Fidelity Central Funds (including $873 from security lending)		1,928
		11,190
Less foreign taxes withheld		(541)
Total income		10,649

Expenses
Management fee Basic fee	$ 6,023
Performance adjustment	1,865
Transfer agent fees	1,571
Distribution fees	240
Accounting and security lending fees	326
Custodian fees and expenses	250
Independent trustees' compensation	3
Registration fees	48
Audit	69
Legal	3
Miscellaneous	184
Total expenses before reductions	10,582
Expense reductions	(395)	10,187
Net investment income (loss)		462
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $720)	107,127
Other affiliated issuers	94
Foreign currency transactions	(154)
Total net realized gain (loss)		107,067
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $621)	(370,555)
Assets and liabilities in foreign currencies	(115)
Total change in net unrealized appreciation (depreciation)		(370,670)
Net gain (loss)		(263,603)
Net increase (decrease) in net assets resulting from operations		$ (263,141)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2008	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 462	$ 7,040
Net realized gain (loss)	107,067	289,903
Change in net unrealized appreciation (depreciation)	(370,670)	201,775
Net increase (decrease) in net assets resulting from operations	(263,141)	498,718
Distributions to shareholders from net investment income	(6,293)	(3,787)
Distributions to shareholders from net realized gain	(288,048)	(351,004)
Total distributions	(294,341)	(354,791)
Share transactions - net increase (decrease)	55,832	(298,912)
Redemption fees	97	245
Total increase (decrease) in net assets	(501,553)	(154,740)

Net Assets
Beginning of period	1,781,741	1,936,481
End of period (including undistributed net investment income of $574 and undistributed net investment income of $7,171, respectively)	$ 1,280,188	$ 1,781,741

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30,

Years ended October 31,

2008

2007

2006

2005

2004

2003 I

Selected Per-Share Data
Net asset value, beginning of period	$ 31.14	$ 28.79	$ 26.69	$ 21.25	$ 17.69	$ 12.35
Income from Investment Operations
Net investment income (loss) E	(.01)	.03	(.02)	.05	.02	.02 H
Net realized and unrealized gain (loss)	(4.15)	7.97	5.05	6.16	3.83	5.30
Total from investment operations	(4.16)	8.00	5.03	6.21	3.85	5.32
Distributions from net investment income	(.03)	-	(.05)	(.02)	(.02)	-
Distributions from net realized gain	(5.18)	(5.65)	(2.89)	(.77)	(.31)	-
Total distributions	(5.20) L	(5.65)	(2.94)	(.79)	(.33)	-
Redemption fees added to paid in capital E	- K	- K	.01	.02	.04	.02
Net asset value, end of period	$ 21.78	$ 31.14	$ 28.79	$ 26.69	$ 21.25	$ 17.69
Total Return B,C,D	(14.70)%	33.43%	20.22%	30.16%	22.36%	43.24%
Ratios to Average Net Assets F,J
Expenses before reductions	1.80% A	1.53%	1.64%	1.66%	1.71%	1.77% A
Expenses net of fee waivers, if any	1.65% A	1.53%	1.64%	1.66%	1.71%	1.77% A
Expenses net of all reductions	1.60% A	1.49%	1.58%	1.63%	1.69%	1.74% A
Net investment income (loss)	(.09)% A	.10%	(.08) %	.21%	.09%	.28% A
Supplemental Data
Net assets, end of period (in millions)	$ 27	$ 39	$ 37	$ 35	$ 13	$ 5
Portfolio turnover rate G	99% A	70%	84%	79%	77%	84% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. I For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $5.202 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $5.176 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30,

Years ended October 31,

2008

2007

2006

2005

2004

2003 I

Selected Per-Share Data
Net asset value, beginning of period	$ 30.96	$ 28.64	$ 26.57	$ 21.20	$ 17.68	$ 12.35
Income from Investment Operations
Net investment income (loss) E	(.04)	(.04)	(.09)	(.01)	(.03)	- H,K
Net realized and unrealized gain (loss)	(4.13)	7.93	5.03	6.12	3.83	5.31
Total from investment operations	(4.17)	7.89	4.94	6.11	3.80	5.31
Distributions from net investment income	-	-	-	-	(.01)	-
Distributions from net realized gain	(5.12)	(5.57)	(2.88)	(.76)	(.31)	-
Total distributions	(5.12) L	(5.57)	(2.88)	(.76)	(.32)	-
Redemption fees added to paid in capital E	- K	- K	.01	.02	.04	.02
Net asset value, end of period	$ 21.67	$ 30.96	$ 28.64	$ 26.57	$ 21.20	$ 17.68
Total Return B,C,D	(14.81)%	33.07%	19.93%	29.72%	22.07%	43.16%
Ratios to Average Net Assets F,J
Expenses before reductions	2.05% A	1.77%	1.89%	1.92%	1.94%	2.12% A
Expenses net of fee waivers, if any	1.90% A	1.77%	1.89%	1.91%	1.94%	2.12% A
Expenses net of all reductions	1.86% A	1.73%	1.83%	1.88%	1.92%	2.09% A
Net investment income (loss)	(.34)% A	(.14)%	(.32)%	(.04)%	(.14)%	(.07)% A
Supplemental Data
Net assets, end of period (in millions)	$ 30	$ 41	$ 42	$ 42	$ 15	$ 4
Portfolio turnover rate G	99% A	70%	84%	79%	77%	84% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. I For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $5.123 per share is comprised of distributions from net realized gain of $5.123 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30,

Years ended October 31,

2008

2007

2006

2005

2004

2003 I

Selected Per-Share Data
Net asset value, beginning of period	$ 30.49	$ 28.26	$ 26.24	$ 20.99	$ 17.62	$ 12.35
Income from Investment Operations
Net investment income (loss) E	(.09)	(.18)	(.24)	(.14)	(.16)	(.05) H
Net realized and unrealized gain (loss)	(4.08)	7.82	4.98	6.08	3.80	5.30
Total from investment operations	(4.17)	7.64	4.74	5.94	3.64	5.25
Distributions from net realized gain	(4.95) L	(5.41)	(2.73)	(.71)	(.31)	-
Redemption fees added to paid in capital E	- K	- K	.01	.02	.04	.02
Net asset value, end of period	$ 21.37	$ 30.49	$ 28.26	$ 26.24	$ 20.99	$ 17.62
Total Return B,C,D	(15.04)%	32.38%	19.28%	29.13%	21.21%	42.67%
Ratios to Average Net Assets F,J
Expenses before reductions	2.55% A	2.30%	2.48%	2.49%	2.63%	2.76% A
Expenses net of fee waivers, if any	2.40% A	2.30%	2.40%	2.43%	2.63%	2.76% A
Expenses net of all reductions	2.36% A	2.26%	2.34%	2.40%	2.60%	2.73% A
Net investment income (loss)	(.84)% A	(.66)%	(.84)%	(.56)%	(.83)%	(.71)% A
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 11	$ 11	$ 13	$ 5	$ 1
Portfolio turnover rate G	99% A	70%	84%	79%	77%	84% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. I For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $4.949 per share is comprised of distributions from net realized gain of $4.949 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30,

Years ended October 31,

2008

2007

2006

2005

2004

2003 I

Selected Per-Share Data
Net asset value, beginning of period	$ 30.62	$ 28.33	$ 26.31	$ 21.04	$ 17.64	$ 12.35
Income from Investment Operations
Net investment income (loss) E	(.09)	(.17)	(.23)	(.13)	(.12)	(.04) H
Net realized and unrealized gain (loss)	(4.09)	7.85	4.99	6.10	3.80	5.31
Total from investment operations	(4.18)	7.68	4.76	5.97	3.68	5.27
Distributions from net investment income	-	-	-	-	(.01)	-
Distributions from net realized gain	(4.98)	(5.39)	(2.75)	(.72)	(.31)	-
Total distributions	(4.98) L	(5.39)	(2.75)	(.72)	(.32)	-
Redemption fees added to paid in capital E	- K	- K	.01	.02	.04	.02
Net asset value, end of period	$ 21.46	$ 30.62	$ 28.33	$ 26.31	$ 21.04	$ 17.64
Total Return B,C,D	(15.03)%	32.39%	19.34%	29.22%	21.43%	42.83%
Ratios to Average Net Assets F,J
Expenses before reductions	2.54% A	2.26%	2.38%	2.41%	2.43%	2.57% A
Expenses net of fee waivers, if any	2.40% A	2.26%	2.38%	2.41%	2.43%	2.57% A
Expenses net of all reductions	2.36% A	2.22%	2.32%	2.38%	2.40%	2.55% A
Net investment income (loss)	(.84)% A	(.62)%	(.81)%	(.54)%	(.62)%	(.52)% A
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 20	$ 21	$ 25	$ 9	$ 1
Portfolio turnover rate G	99% A	70%	84%	79%	77%	84% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. I For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $4.975 per share is comprised of distributions from net realized gain of $4.975 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap

Six months ended April 30,

Years ended October 31,

2008

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 31.44	$ 29.03	$ 26.89	$ 21.36	$ 17.71	$ 9.87
Income from Investment Operations
Net investment income (loss) D	.01	.12	.08	.15	.10	.07 G
Net realized and unrealized gain (loss)	(4.18)	8.03	5.08	6.19	3.84	7.75
Total from investment operations	(4.17)	8.15	5.16	6.34	3.94	7.82
Distributions from net investment income	(.12)	(.07)	(.14)	(.06)	(.02)	-
Distributions from net realized gain	(5.18)	(5.67)	(2.89)	(.77)	(.31)	(.02)
Total distributions	(5.30) J	(5.74)	(3.03)	(.83)	(.33)	(.02)
Redemption fees added to paid in capital D	- I	- I	.01	.02	.04	.04
Net asset value, end of period	$ 21.97	$ 31.44	$ 29.03	$ 26.89	$ 21.36	$ 17.71
Total Return B,C	(14.62)%	33.82%	20.65%	30.67%	22.84%	79.78%
Ratios to Average Net Assets E,H
Expenses before reductions	1.47% A	1.19%	1.28%	1.28%	1.30%	1.54%
Expenses net of fee waivers, if any	1.47% A	1.19%	1.28%	1.28%	1.30%	1.54%
Expenses net of all reductions	1.42% A	1.15%	1.22%	1.25%	1.28%	1.51%
Net investment income (loss)	.10% A	.45%	.29%	.59%	.50%	.46%
Supplemental Data
Net assets, end of period (in millions)	$ 1,196	$ 1,664	$ 1,816	$ 2,090	$ 1,091	$ 547
Portfolio turnover rate F	99% A	70%	84%	79%	77%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.03 per share. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $5.296 per share is comprised of distributions from net investment income of $.120 and distributions from net realized gain of $5.176 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30,

Years ended October 31,

2008

2007

2006

2005

2004

2003H

Selected Per-Share Data
Net asset value, beginning of period	$ 31.38	$ 28.99	$ 26.86	$ 21.36	$ 17.72	$ 12.35
Income from Investment Operations
Net investment income (loss)D	.02	.12	.08	.14	.10	.04G
Net realized and unrealized gain (loss)	(4.17)	8.01	5.07	6.18	3.84	5.31
Total from investment operations	(4.15)	8.13	5.15	6.32	3.94	5.35
Distributions from net investment income	(.12)	(.07)	(.14)	(.07)	(.03)	-
Distributions from net realized gain	(5.18)	(5.67)	(2.89)	(.77)	(.31)	-
Total distributions	(5.30)K	(5.74)	(3.03)	(.84)	(.34)	-
Redemption fees added to paid in capitalD	-J	-J	.01	.02	.04	.02
Net asset value, end of period	$ 21.93	$ 31.38	$ 28.99	$ 26.86	$ 21.36	$ 17.72
Total ReturnB,C	(14.58)%	33.84%	20.65%	30.59%	22.84%	43.48%
Ratios to Average Net AssetsE,I
Expenses before reductions	1.46%A	1.18%	1.29%	1.30%	1.32%	1.51%A
Expenses net of fee waivers, if any	1.40%A	1.18%	1.29%	1.30%	1.32%	1.51%A
Expenses net of all reductions	1.36%A	1.14%	1.23%	1.27%	1.29%	1.48%A
Net investment income (loss)	.16%A	.45%	.28%	.57%	.49%	.54%A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 8	$ 9	$ 7	$ 3	$ .4
Portfolio turnover rateF	99%A	70%	84%	79%	77%	84%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.01 per share. H For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. KTotal distributions of $5.296 per share is comprised of distributions from net investment income of $.120 and distributions from net realized gain of $5.176 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Small Cap, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 249,108
Unrealized depreciation	(170,684)
Net unrealized appreciation (depreciation)	$ 78,424
Cost for federal income tax purposes	$ 1,262,518

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $679,987 and $904,992, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Small Cap as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was 1.12% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 38	$ 2
Class T	.25%	.25%	81	1
Class B	.75%	.25%	42	32
Class C	.75%	.25%	79	3
			$ 240	$ 38

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and ..25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1
Class T	1
Class B*	5
Class C*	-
$ 7

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Company, Inc. (FSC) also an affiliate of FMR was the transfer agent for International Small Cap shares. For the period, each class paid the following transfer agent fees.

	Amount	% of Average Net Assets*
Class A	$ 46.30
Class T	49.30
Class B	13.31
Class C	23.29
International Small Cap	1,434.22
Institutional Class	6.21
	$ 1,571

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.65%	$ 23
Class T	1.90%	24
Class B	2.40%	6
Class C	2.40%	11
Institutional Class	1.40%	2
		$ 66

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $320 for the period. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
International Small Cap	$ 9

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

10. Other - continued

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $1, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 32	$ -
International Small Cap	6,232	3,765
Institutional Class	29	22
Total	$ 6,293	$ 3,787
From net realized gain
Class A	$ 6,370	$ 6,864
Class T	6,691	7,706
Class B	1,698	2,092
Class C	3,225	3,882
International Small Cap	268,816	328,782
Institutional Class	1,248	1,678
Total	$ 288,048	$ 351,004

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	160	268	$ 3,634	$ 7,316
Reinvestment of distributions	250	252	5,922	6,096
Shares redeemed	(393)	(556)	(8,565)	(14,980)
Net increase (decrease)	17	(36)	$ 991	$ (1,568)
Class T
Shares sold	115	226	$ 2,617	$ 6,120
Reinvestment of distributions	267	297	6,298	7,166
Shares redeemed	(314)	(671)	(6,952)	(17,855)
Net increase (decrease)	68	(148)	$ 1,963	$ (4,569)
Class B
Shares sold	8	19	$ 173	$ 519
Reinvestment of distributions	66	79	1,550	1,892
Shares redeemed	(77)	(149)	(1,690)	(3,957)
Net increase (decrease)	(3)	(51)	$ 33	$ (1,546)
Class C
Shares sold	34	56	$ 760	$ 1,462
Reinvestment of distributions	110	124	2,588	2,967
Shares redeemed	(121)	(277)	(2,621)	(7,298)
Net increase (decrease)	23	(97)	$ 727	$ (2,869)
International Small Cap
Shares sold	3,979	7,028	$ 92,050	$ 194,115
Reinvestment of distributions	10,463	12,767	249,850	311,000
Shares redeemed	(12,940)	(29,445)	(289,698)	(791,655)
Net increase (decrease)	1,502	(9,650)	$ 52,202	$ (286,540)
Institutional Class
Shares sold	44	47	$ 995	$ 1,226
Reinvestment of distributions	31	39	750	938
Shares redeemed	(82)	(150)	(1,829)	(3,984)
Net increase (decrease)	(7)	(64)	$ (84)	$ (1,820)

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity International Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity International Small Cap Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2008, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2008 and for the year ended October 31, 2007, and the financial highlights for the six months ended and for each of the five years in the period ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity International Small Cap Fund as of April 30, 2008, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2008 and for the year ended October 31, 2007, and the financial highlights for the six months ended and for each of the five years in the period ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 18, 2008

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on December 13, 2007. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to reduce the required quorum for shareholder meetings.A
	# of Votes	% of Votes
Affirmative	45,014,793,255.82	80.372
Against	6,871,112,667.08	12.268
Abstain	2,163,456,438.02	3.863
Broker Non-Votes	1,958,633,563.89	3.497
TOTAL	56,007,995,924.81	100.000
PROPOSAL 2
To elect the nominees specified below as Trustees.A
James C. Curvey
Affirmative	53,384,952,361.03	95.317
Withheld	2,623,043,563.78	4.683
TOTAL	56,007,995,924.81	100.000
Dennis J. Dirks
Affirmative	53,595,104,608.67	95.692
Withheld	2,412,891,316.14	4.308
TOTAL	56,007,995,924.81	100.000
Albert R. Gamper, Jr.
Affirmative	53,570,235,221.69	95.647
Withheld	2,437,760,703.12	4.353
TOTAL	56,007,995,924.81	100.000
George H. Heilmeier
Affirmative	53,166,350,588.50	94.926
Withheld	2,841,645,336.31	5.074
TOTAL	56,007,995,924.81	100.000
	# of Votes	% of Votes
Edward C. Johnson 3d
Affirmative	53,230,508,654.93	95.041
Withheld	2,777,487,269.88	4.959
TOTAL	56,007,995,924.81	100.000
James H. Keyes
Affirmative	53,549,161,456.52	95.610
Withheld	2,458,834,468.29	4.390
TOTAL	56,007,995,924.81	100.000
Marie L. Knowles
Affirmative	53,543,925,066.86	95.601
Withheld	2,464,070,857.95	4.399
TOTAL	56,007,995,924.81	100.000
Ned C. Lautenbach
Affirmative	53,547,116,322.50	95.606
Withheld	2,460,879,602.31	4.394
TOTAL	56,007,995,924.81	100.000
Cornelia M. Small
Affirmative	53,564,793,514.25	95.638
Withheld	2,443,202,410.56	4.362
TOTAL	56,007,995,924.81	100.000
William S. Stavropoulos
Affirmative	53,426,544,502.76	95.391
Withheld	2,581,451,422.05	4.609
TOTAL	56,007,995,924.81	100.000
Kenneth L. Wolfe
Affirmative	53,229,881,790.63	95.040
Withheld	2,778,114,134.18	4.960
TOTAL	56,007,995,924.81	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	44,485,656,811.55	94.702
Withheld	2,488,551,854.62	5.298
TOTAL	46,974,208,666.17	100.000
Dennis J. Dirks
Affirmative	44,706,671,638.31	95.173
Withheld	2,267,537,027.86	4.827
TOTAL	46,974,208,666.17	100.000
Edward C. Johnson 3d
Affirmative	44,294,881,638.16	94.296
Withheld	2,679,327,028.01	5.704
TOTAL	46,974,208,666.17	100.000
Alan J. Lacy
Affirmative	44,685,373,413.16	95.127
Withheld	2,288,835,253.01	4.873
TOTAL	46,974,208,666.17	100.000
Ned C. Lautenbach
Affirmative	44,634,541,379.41	95.019
Withheld	2,339,667,286.76	4.981
TOTAL	46,974,208,666.17	100.000
Joseph Mauriello
Affirmative	44,683,962,099.80	95.124
Withheld	2,290,246,566.37	4.876
TOTAL	46,974,208,666.17	100.000
Cornelia M. Small
Affirmative	44,671,688,375.36	95.098
Withheld	2,302,520,290.81	4.902
TOTAL	46,974,208,666.17	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	44,465,262,087.61	94.659
Withheld	2,508,946,578.56	5.341
TOTAL	46,974,208,666.17	100.000
David M. Thomas
Affirmative	44,694,340,813.87	95.147
Withheld	2,279,867,852.30	4.853
TOTAL	46,974,208,666.17	100.000
Michael E. Wiley
Affirmative	44,686,513,174.78	95.130
Withheld	2,287,695,491.39	4.870
TOTAL	46,974,208,666.17	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis
Company

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank

Pittsburgh, PA

AISC-USAN-0608
1.800643.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
International Small Cap
Fund - Institutional Class

Semiannual Report

April 30, 2008

Institutional Class is a class of
Fidelity® International Small Cap Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 853.00	$ 7.60
HypotheticalA	$ 1,000.00	$ 1,016.66	$ 8.27
Class T
Actual	$ 1,000.00	$ 851.90	$ 8.75
HypotheticalA	$ 1,000.00	$ 1,015.42	$ 9.52
Class B
Actual	$ 1,000.00	$ 849.60	$ 11.04
HypotheticalA	$ 1,000.00	$ 1,012.93	$ 12.01
Class C
Actual	$ 1,000.00	$ 849.70	$ 11.04
HypotheticalA	$ 1,000.00	$ 1,012.93	$ 12.01
International Small Cap
Actual	$ 1,000.00	$ 853.80	$ 6.78
HypotheticalA	$ 1,000.00	$ 1,017.55	$ 7.37
Institutional Class
Actual	$ 1,000.00	$ 854.20	$ 6.45
HypotheticalA	$ 1,000.00	$ 1,017.90	$ 7.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.65%
Class T	1.90%
Class B	2.40%
Class C	2.40%
International Small Cap	1.47%
Institutional Class	1.40%

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2008
Japan 29.8%
United Kingdom 17.0%
Australia 10.5%
United States of America 7.3%
Canada 3.8%
Germany 3.2%
France 2.8%
Sweden 2.4%
Bermuda 2.3%
Other 20.9%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2007
Japan 27.2%
United Kingdom 15.0%
Australia 13.1%
United States of America 6.2%
Canada 4.5%
France 3.9%
Germany 2.9%
Italy 2.9%
Norway 2.2%
Other 22.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	95.0	95.8
Bonds	0.4	0.3
Short-Term Investments and Net Other Assets	4.6	3.9
Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Phorm, Inc. (United States of America, Media)	1.5	1.6
NDS Group PLC sponsored ADR (United Kingdom, Software)	1.4	0.9
Sylvania Resources Ltd. (Australia, Metals & Mining)	1.4	1.4
Israel Chemicals Ltd. (Israel, Chemicals)	1.4	0.4
Money Partners Co. Ltd. (Japan, Diversified Financial Services)	1.3	0.6
Sarantis SA (Reg.) (Greece, Personal Products)	1.2	1.2
Actelion Ltd. (Reg.) (Switzerland, Biotechnology)	1.1	0.2
Vilmorin & Cie (France, Food Products)	1.1	0.6
Modern Times Group MTG AB (B Shares) (Sweden, Media)	1.1	0.8
Nippon Seiki Co. Ltd. (Japan, Auto Components)	1.1	1.0
	12.6
Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Materials	19.4	18.0
Consumer Discretionary	17.0	15.9
Industrials	14.9	22.5
Information Technology	12.1	8.9
Health Care	8.8	4.6
Energy	8.3	8.6
Financials	7.2	8.7
Consumer Staples	6.9	4.0
Telecommunication Services	0.5	0.5
Utilities	0.3	4.4

Semiannual Report

Investments April 30, 2008

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value (000s)
Australia - 10.5%
Allied Gold Ltd. (a)	18,649,109	$ 12,138
Allied Gold Ltd. (United Kingdom) (a)	461,700	303
Ausenco Ltd.	741,006	11,029
Capital-XX Ltd. (a)(e)	3,379,072	1,444
Centamin Egypt Ltd. (a)	1,905,015	2,519
Centennial Coal Co. Ltd. (d)	337,046	1,434
Coal of Africa Ltd. (a)	3,847,700	11,131
Dwyka Resources Ltd. (a)	5,235,220	3,019
Dyno Nobel Ltd.	1,001,342	2,767
Energy Resources of Australia Ltd.	91,775	1,688
European Gas Ltd. (a)	2,021,976	1,182
Gloucester Coal Ltd.	89,552	831
Incitec Pivot Ltd.	74,333	11,344
International Ferro Metals (a)	3,178,021	9,415
Investika Ltd. (a)	240,000	543
MacArthur Coal Ltd. (d)	105,906	1,709
Meo Australia Ltd. (a)	9,149,454	2,028
Metcash Ltd.	526,327	2,095
Mineral Securities Ltd. CDI (a)	959,371	1,077
Monto Minerals Ltd. (a)	8,206,552	1,346
Monto Minerals Ltd. warrants 5/25/09 (a)	1,485,934	0
Mount Gibson Iron Ltd. (a)	2,866,526	7,922
Navitas Ltd.	517,696	950
Northern Iron Ltd.	749,720	2,730
Phosphagenics Ltd. (a)	8,980,865	1,482
Seek Ltd. (d)	530,878	2,504
Straits Resources Ltd.	270,278	1,739
Sylvania Resources Ltd. (a)	8,420,951	18,110
Sylvania Resources Ltd. (United Kingdom) (a)	1,966,745	4,282
Tanami Gold NL (a)	10,577,816	788
Tassal Group Ltd.	2,501,317	6,441
Tianshan Goldfields Ltd. (a)	64,239	22
WorleyParsons Ltd.	52,378	1,917
Wotif.com Holdings Ltd.	1,442,182	6,081
TOTAL AUSTRALIA		134,010
Belgium - 0.3%
Hansen Transmission International NV	808,800	3,538
Bermuda - 2.3%
Aquarius Platinum Ltd.:
(Australia)	390,057	6,233
(United Kingdom)	263,600	4,154
Common Stocks - continued
	Shares	Value (000s)
Bermuda - continued
Ports Design Ltd.	577,500	$ 1,860
PureCircle Ltd.	500,000	1,804
Seadrill Ltd.	280,400	8,539
Tanzanite One Ltd. (e)	5,808,701	5,486
Trefoil Ltd. (a)	385,100	1,778
TOTAL BERMUDA		29,854
British Virgin Islands - 0.6%
Albidon Ltd. unit (a)	1,469,000	5,476
Kalahari Energy (f)	1,451,000	1,814
TOTAL BRITISH VIRGIN ISLANDS		7,290
Canada - 3.4%
AirSea Lines (f)	1,893,338	1,478
AirSea Lines warrants 8/4/11 (a)(f)	1,862,300	0
Aquiline Resources, Inc. (a)	316,700	2,418
Artumas Group, Inc. (a)	220,000	1,081
Bankers Petroleum Ltd. (a)	2,779,970	4,306
Equinox Minerals Ltd. unit (a)	332,015	1,578
European Goldfields Ltd. (a)	1,089,500	5,907
Red Back Mining, Inc. (a)	807,200	4,929
Rock Well Petroleum, Inc. (f)	770,400	3,501
Sino-Forest Corp. (a)	53,900	816
Starfield Resources, Inc. (a)	4,328,075	3,739
Visual Defence, Inc. (a)(e)	4,664,100	1,275
Western Canadian Coal Corp. (a)	2,369,818	10,001
Western Canadian Coal Corp. (United Kingdom) (a)	548,286	2,317
TOTAL CANADA		43,346
Cayman Islands - 1.1%
Ctrip.com International Ltd. sponsored ADR	35,200	2,185
International Consolidated Minerals, Inc. (a)	852,927	4,579
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	19,700	1,479
New World Department Store China Ltd.	2,150,000	2,348
TCC International Holdings Ltd. (a)	3,748,000	3,381
TOTAL CAYMAN ISLANDS		13,972
China - 0.6%
Baidu.com, Inc. sponsored ADR (a)	4,600	1,682
Focus Media Holding Ltd. ADR (a)	50,400	1,859
Common Stocks - continued
	Shares	Value (000s)
China - continued
Sina Corp. (a)	73,700	$ 3,405
Yantai Changyu Pioneer Wine Co. (B Shares)	139,110	966
TOTAL CHINA		7,912
Cyprus - 0.3%
Buried Hill Energy (Cyprus) PCL (f)	1,947,000	2,142
Mirland Development Corp. PLC (a)	238,500	2,181
TOTAL CYPRUS		4,323
Denmark - 0.4%
Vestas Wind Systems AS (a)	45,350	4,972
Finland - 1.2%
Inion OY (a)	3,590,300	1,606
Metso Corp.	84,700	3,676
Nokian Tyres Ltd. (d)	251,040	10,711
TOTAL FINLAND		15,993
France - 2.8%
Altamir Amboise	230,000	2,585
April Group (d)	21,000	1,121
Audika SA	22,987	1,195
Boursorama (a)	177,000	2,023
Carbone Lorraine	1,186	66
Delachaux SA	2,500	235
Devoteam SA	10,400	344
Guerbet SA	6,164	1,097
Laurent-Perrier Group	25,660	3,722
LeGuide.com SA (a)	21,069	543
Meetic (a)	42,829	1,143
SeLoger.com (a)	147,000	6,884
SR Teleperformance SA	29,000	1,200
Vilmorin & Cie	75,310	14,089
TOTAL FRANCE		36,247
Germany - 3.2%
Delticom AG	53,200	3,280
Freenet AG	68,500	1,170
Fresenius Medical Care AG	130,010	6,919
Gerresheimer AG	103,000	5,758
Interhyp AG	31,130	2,189
Kontron AG	76,220	1,242
Q-Cells AG (a)	51,000	5,972
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Rational AG	6,277	$ 1,392
United Internet AG	112,500	2,418
Vossloh AG	43,100	6,253
Wacker Construction Equipment AG	45,000	898
Wirecard AG	157,300	3,315
TOTAL GERMANY		40,806
Greece - 2.0%
Babis Vovos International Technical SA (a)	43,000	1,309
Fourlis Holdings SA	110,000	3,486
Hellenic Technodomiki Tev SA	193,260	2,414
Jumbo SA	95,700	2,836
Sarantis SA (Reg.)	879,168	15,207
TOTAL GREECE		25,252
Hong Kong - 1.1%
Esprit Holdings Ltd.	332,300	4,089
Li & Fung Ltd.	1,040,000	4,304
Wing Hang Bank Ltd.	67,000	898
Wing Lung Bank Ltd.	285,300	5,144
TOTAL HONG KONG		14,435
India - 0.3%
Educomp Solutions Ltd.	23,036	2,283
Sesa Goa Ltd.	16,366	1,706
TOTAL INDIA		3,989
Indonesia - 0.5%
PT Bumi Resources Tbk	3,817,500	2,753
PT Tambang Batubbara Bukit Asam Tbk	1,045,000	1,201
PT United Tractors Tbk	1,671,500	2,184
TOTAL INDONESIA		6,138
Ireland - 0.9%
Adwalker PLC (a)	9,125,000	340
Kenmare Resources PLC (a)	3,165,500	3,194
Kenmare Resources PLC warrants 7/23/09 (a)	1,712,500	1,081
Paddy Power PLC (Ireland)	152,800	5,343
Petroceltic International PLC (a)	13,644,934	1,877
Vimio PLC (a)	867,300	24
TOTAL IRELAND		11,859
Common Stocks - continued
	Shares	Value (000s)
Israel - 1.4%
Israel Chemicals Ltd.	975,505	$ 17,959
Italy - 0.7%
Amplifon SpA	100,000	341
Seldovia Native Association, Inc. (SNAI) (a)(d)	1,291,190	7,319
Teleunit SpA (a)(e)	12,719,158	759
TOTAL ITALY		8,419
Japan - 29.8%
ABC-Mart, Inc.	75,000	1,941
Access Co. Ltd.	625	534
Ahresty Corp.	93,500	1,365
Ai Holdings Corp.	284,000	1,547
Airport Facilities Co. Ltd.	93,800	635
Alpen Co. Ltd.	71,600	1,175
Apamanshop Holdings Co. Ltd. (d)	29,384	6,629
Atrium Co. Ltd. (d)	27,400	422
C. Uyemura & Co. Ltd.	62,600	2,407
Chiba Bank Ltd.	339,000	2,679
Chugoku Marine Paints Ltd. (d)	179,000	1,372
CMIC Co. Ltd.	5,090	1,778
Create SD Co. Ltd.	57,800	1,274
CyberAgent, Inc. (d)	1,313	1,546
Daicel Chemical Industries Ltd.	205,000	1,212
Daido Steel Co. Ltd.	269,000	1,498
Daikin Industries Ltd.	21,300	1,066
Daikokutenbussan Co. Ltd.	2,300	17
Dainippon Screen Manufacturing Co. Ltd.	358,000	1,554
Daiseki Co. Ltd. (d)	24,530	741
Daito Gyorui Co. Ltd.	381,000	605
Denyo Co. Ltd.	72,900	702
Don Quijote Co. Ltd. (d)	134,500	2,459
EPS Co. Ltd.	1,354	6,477
F&M Co. Ltd.	2,103	525
FamilyMart Co. Ltd.	156,000	5,478
FCM Co. Ltd.	12,500	329
FreeBit Co., Ltd.	650	3,862
Fujitsu Component Ltd. (a)	650	725
Furuno Electric Co. Ltd.	125,400	1,180
Futaba Industrial Co. Ltd.	53,300	1,219
Geo Co. Ltd. (d)	772	645
Green Hospital Supply, Inc.	804	384
H-One Co. Ltd.	21,800	183
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Harakosan Co. Ltd. (d)	5,003	$ 7,802
Harmonic Drive Systems, Inc.	826	3,180
Hikari Tsushin, Inc.	285,800	10,497
Hisaka Works Ltd. (d)	166,000	2,531
Hisamitsu Pharmaceutical Co., Inc.	62,800	2,359
Hitachi Construction Machinery Co. Ltd.	71,600	2,261
Hitachi Metals Ltd.	60,000	901
Hokuto Corp.	363,800	7,752
Hosiden Corp. (d)	103,800	2,107
Ichirokudo Co. Ltd. (a)	1,165	903
Ichiyoshi Securities Co. Ltd. (d)	141,400	1,545
IDU Co. (d)	413	212
Inpex Holdings, Inc.	890	9,987
Itochu Corp.	557,000	5,833
Japan Steel Works Ltd.	105,000	1,942
Japan Vilene Co. Ltd. (d)	194,000	790
Jastec Co. Ltd.	574,500	4,134
Juroku Bank Ltd.	149,000	877
K'S Denki Corp.	150,500	3,136
Kakaku.com, Inc.	245	1,270
Koha Co. Ltd.	51,500	497
Komori Corp.	154,000	3,047
Konica Minolta Holdings, Inc.	112,500	1,695
Kura Corp. Ltd.	5,100	13,027
Kuraray Co. Ltd.	150,500	1,794
LAC Holdings, Inc.	154,700	478
Matsumotokiyoshi Holdings Co. Ltd.	56,200	1,178
MCJ Co. Ltd.	4,956	1,589
Meiko Electronics Co. Ltd.	33,800	922
Message Co. Ltd.	1,644	2,159
Micronics Japan Co. Ltd.	127,200	4,586
Mitsui O.S.K. Lines Ltd.	158,000	2,181
Mitsumi Electric Co. Ltd.	31,900	1,067
Miyano Machinery, Inc.	429,000	970
Money Partners Co. Ltd. (d)	14,184	16,014
Mori Seiki Co. Ltd.	102,000	1,883
Namco Bandai Holdings, Inc.	675,200	8,471
NIC Corp.	290,400	1,403
Nidec Corp.	22,400	1,692
Nihon Dempa Kogyo Co. Ltd. (d)	329,800	9,717
Nihon Kohden Corp.	165,100	3,296
Nihon Nohyaku Co. Ltd. (d)	199,000	1,746
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Nihon Trim Co. Ltd. (d)	219,400	$ 5,345
Nihonwasou Holdings, Inc.	782	223
Nikon Corp.	167,000	4,825
Nippon Chemi-con Corp. (d)	312,000	1,245
Nippon Commercial Investment Corp.	1,123	4,503
Nippon Denko Co. Ltd.	136,000	1,637
Nippon Oil Corp.	176,000	1,213
Nippon Seiki Co. Ltd.	935,000	13,741
Nissha Printing Co. Ltd.	39,200	1,621
Nissin Kogyo Co. Ltd.	609,700	10,409
NOF Corp.	101,000	471
NSK Ltd.	129,000	1,075
NTN Corp.	111,000	854
Obara Corp.	50	1
Oiles Corp.	148,040	2,765
Orix Jreit, Inc.	333	1,986
Otsuka Corp.	64,600	4,964
Pigeon Corp. (d)	87,700	1,615
Produce Co. Ltd. (a)(d)	1,632	6,743
Rinnai Corp. (d)	35,000	1,124
Rohto Pharmaceutical Co. Ltd.	658,000	7,052
Round One Corp.	371	450
Ryobi Ltd. (d)	301,000	1,138
Sakata Seed Corp.	8,900	141
Sammy NetWorks Co. Ltd.	1,015	1,532
Sansha Electric Manufacturing Co. Ltd.	54,000	479
Sanyo Denki Co. Ltd.	271,000	1,247
Sato Corp. (d)	634,900	8,573
Sawada Holdings Co. Ltd. (a)(d)	91,000	560
Sec Carbon Ltd.	132,000	962
Sega Sammy Holdings, Inc. (d)	180,000	2,191
Seria Co. Ltd.	482	373
Shibaura Electronics Co. Ltd. (d)	96,700	1,267
Shimachu Co. Ltd.	80,600	2,218
Shin Nippon Biomedical Laboratories Ltd. (d)	157,700	2,719
Shin-Kobe Electric Machinery Co. Ltd.	419,000	2,422
Shinohara Systems of Construction Co. Ltd.	1,206	711
So-net M3, Inc.	141	568
Sojitz Corp.	501,700	1,932
SRI Sports Ltd.	2,299	3,118
Stanley Electric Co. Ltd.	55,000	1,401
Start Today Co. Ltd. (d)	443	1,580
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Stella Chemifa Corp. (d)	31,900	$ 704
Sumitomo Corp.	175,900	2,368
Sunx Ltd. (d)	284,400	1,596
Sysmex Corp.	67,400	2,752
T&D Holdings, Inc.	18,300	1,172
Taiho Kogyo Co. Ltd.	96,100	1,223
Takano Co. Ltd.	109,200	1,036
Takara Holdings, Inc.	324,000	2,181
Takeei Corp. (d)	92,200	3,622
Takisawa Machine Tool Co. Ltd.	524,000	794
The Suruga Bank Ltd.	196,000	2,773
TMS Entertainment Ltd.	152,000	325
TOA Valve Holding, Inc. (d)	352	892
Tohcello Co. Ltd.	149,000	832
Toho Zinc Co. Ltd.	272,000	1,520
Tohoku Electric Power Co., Inc.	46,300	1,053
Tokai Carbon Co. Ltd.	237,000	2,483
Tokai Rubber Industries Ltd.	83,700	1,225
Tokyo Gas Co. Ltd.	248,000	953
Tokyo Seimitsu Co. Ltd. (d)	60,100	1,203
Toray Industries, Inc.	125,000	782
Toyo Suisan Kaisha Ltd.	384,000	6,824
Toyoda Gosei Co. Ltd.	33,300	1,217
Tsumura & Co.	433,900	10,501
Tyo, Inc. (d)	235,000	371
Ulvac, Inc. (d)	28,500	1,169
Unicom Group Holdings, Inc.	20,500	86
United Arrows Ltd. (d)	104,500	757
United Technology Holdings Co. Ltd.	564	691
VarioSecure Networks, Inc. (d)	937	1,091
Wacom Co. Ltd. (d)	734	1,479
Works Applications Co. Ltd.	3,802	4,320
Xebio Co. Ltd.	129,100	3,902
Yachiyo Industry Co. Ltd.	119,200	1,508
Yamada Denki Co. Ltd.	14,710	1,263
Yonkyu Co. Ltd.	135,500	635
TOTAL JAPAN		381,893
Korea (South) - 1.4%
LG Household & Health Care Ltd.	19,636	4,061
MegaStudy Co. Ltd.	11,483	3,789
Common Stocks - continued
	Shares	Value (000s)
Korea (South) - continued
NHN Corp. (a)	30,451	$ 7,072
Taewoong Co. Ltd.	27,556	2,900
TOTAL KOREA (SOUTH)		17,822
Malaysia - 0.3%
KNM Group Bhd	798,100	1,617
Parkson Holdings Bhd (a)	884,700	1,960
TOTAL MALAYSIA		3,577
Netherlands - 1.0%
Brunel International NV	148,000	3,565
Cryo-Save Group NV	740,000	2,832
Engel East Europe NV	975,032	1,153
InnoConcepts NV	35,000	594
QIAGEN NV (a)	135,000	3,037
SMARTRAC NV (a)	54,600	2,129
TOTAL NETHERLANDS		13,310
Norway - 1.0%
IMAREX NOS ASA (a)	4,475	118
Norwegian Property ASA (d)	451,590	3,939
Pertra AS (A Shares) (a)	175,642	1,667
Revus Energy ASA (a)	35,000	562
Stepstone ASA (a)	2,007,910	6,706
TOTAL NORWAY		12,992
Papua New Guinea - 1.1%
Lihir Gold Ltd. (a)	1,900,789	5,271
New Britain Palm Oil Ltd.	5,528	62
Oil Search Ltd.	1,825,539	8,179
TOTAL PAPUA NEW GUINEA		13,512
Philippines - 0.1%
Alliance Global Group, Inc. (a)	8,680,000	802
Singapore - 0.8%
Banyan Tree Holdings Ltd.	478,000	501
Parkway Holdings Ltd.	628,300	1,622
Raffles Medical Group Ltd.	1,821,000	1,732
Skywest Airlines Ltd. (e)	14,719,299	4,244
Straits Asia Resources Ltd.	754,000	1,835
TOTAL SINGAPORE		9,934
Common Stocks - continued
	Shares	Value (000s)
South Africa - 0.4%
African Rainbow Minerals Ltd.	166,163	$ 5,648
Spain - 0.7%
Grifols SA	310,061	8,688
Laboratorios Farmaceuticos ROVI SA	32,151	494
TOTAL SPAIN		9,182
Sweden - 2.4%
Cision AB	377,800	1,249
Countermine Technologies AB (a)	1,039,728	451
Countermine Technologies AB warrants 3/1/10 (a)	1,085,197	271
Hexagon AB (B Shares)	363,353	6,614
Intrum Justitia AB	133,500	2,163
Meda AB (A Shares) (d)	44,360	530
Modern Times Group MTG AB (B Shares)	189,310	13,911
NeoNet AB	668,050	4,017
Q-Med AB	233,400	1,559
RNB Retail & Brands AB	75,000	328
TOTAL SWEDEN		31,093
Switzerland - 1.7%
Actelion Ltd. (Reg.) (a)	285,940	14,485
Basilea Pharmaceutica AG (a)	4,000	583
Cytos Biotechnology AG (a)	2,450	154
EFG International	79,880	2,555
Temenos Group AG (a)	155,000	4,367
TOTAL SWITZERLAND		22,144
Taiwan - 0.7%
Capital Securities Corp.	709,000	579
Cathay Real Estate Development Co. Ltd.	1,292,000	1,038
Hung Poo Real Estate Development Co. Ltd.	642,000	1,229
Sinyi Realty, Inc.	721,837	2,786
Taiwan Fertilizer Co. Ltd.	681,000	3,299
TOTAL TAIWAN		8,931
Thailand - 0.3%
Banpu PCL unit	266,100	3,658
Total Access Communication PCL	222,600	318
TOTAL THAILAND		3,976
United Kingdom - 17.0%
Advanced Fluid Connections PLC (a)	7,009,687	0
ADVFN PLC (a)(e)	34,675,780	1,482
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Afren PLC (a)	2,681,850	$ 8,412
African Consolidated Resources PLC (a)	10,112,734	3,820
African Copper PLC (a)	1,177,884	913
Air Partner PLC	45,000	778
Alizyme PLC (a)	1,363,700	800
Anglo Asian Mining PLC (a)	2,718,700	662
Ark Therapeutics Group PLC (a)	506,300	740
Autonomy Corp. PLC (a)	453,000	7,714
Aveva Group PLC	180,000	4,370
Axon Group PLC	213,900	1,911
Baltic Oil Terminals PLC (a)	1,314,300	2,156
BioCare Solutions PLC (a)	4,557,670	147
Blackstar Investors PLC (a)	1,639,779	3,146
Block Shield Corp. PLC (a)	1,653,400	1,200
BowLeven PLC (a)	106,800	726
Cambrian Mining PLC (a)(d)	4,026,100	11,867
Celsis International PLC (a)	443,648	1,372
Centurion Electronics PLC (a)(e)	748,299	0
Ceres Power Holdings PLC (a)	103,213	302
Connaught PLC	248,725	2,016
Corac Group PLC (a)	3,979,104	5,459
Craneware PLC	255,000	902
CustomVis PLC (a)(e)	14,939,536	1,262
CVS Group PLC	11,000	57
Datacash Group PLC	1,585,580	8,890
Eclipse Energy Co. Ltd. (f)	102,000	1,521
European Nickel PLC (a)	1,100,000	776
Forum Energy PLC (a)	570,970	324
Gcm Resources PLC (a)	146,431	310
Gemfields Resources PLC (a)	3,909,100	3,053
Hardide Ltd. (a)	6,848,580	869
Hydrodec Group PLC (a)(e)	9,702,286	10,562
Ideal Shopping Direct PLC	234,592	910
IG Group Holdings PLC	1,163,589	8,392
Impact Holdings PLC (a)(e)	10,414,000	466
Inova Holding PLC (a)	1,443,461	221
Intertek Group PLC	94,110	1,821
iomart Group PLC (a)	1,618,840	1,448
ITM Power PLC (a)(d)	1,096,545	1,003
Jubilee Platinum PLC (a)	1,657,843	2,785
Keronite PLC (f)	13,620,267	1,625
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Landround PLC warrants 12/11/09 (a)(f)	166,666	$ 2
London Asia Chinese Private Equity Fund Ltd. warrants 3/31/11 (a)	105,400	38
Max Petroleum PLC (a)	4,114,820	5,543
Meggitt PLC	971,100	5,730
Meldex International PLC (a)	3,324,116	4,197
MicroEmissive Displays (a)	2,196,600	1,103
Motivcom PLC (e)	1,663,300	2,778
NDS Group PLC sponsored ADR (a)	353,400	18,182
Nviro Cleantech PLC	105,000	78
Proteome Sciences PLC (a)	995,632	846
Protherics PLC (a)	1,286,917	1,241
Pureprofile Media PLC (f)	1,108,572	827
Pursuit Dynamics PLC (a)(d)	858,304	3,831
PV Crystalox Solar PLC	1,119,050	3,465
Rambler Metals & Mining PLC (a)	200,000	200
Redhall Group PLC	74,200	401
Renewable Energy Generation Ltd.	500,000	1,126
RGI International Ltd. (a)	200,000	1,582
Rightmove PLC	345,907	2,885
Romag Holdings PLC	50,000	177
Royalblue Group PLC	54,842	892
Sarantel Group PLC Class A (a)	3,142,500	297
SDL PLC (a)	1,296,662	8,701
Serco Group PLC	537,530	4,713
Silverdell PLC (a)	278,716	737
Sinclair Pharma PLC (a)	1,128,371	942
SPI Lasers PLC (a)	3,461,200	2,133
SR Pharma PLC (a)	700,000	571
Stem Cell Sciences PLC (a)	566,649	166
SubSea Resources PLC warrants 11/4/09 (a)	1,805,625	0
Synergy Healthcare PLC	91,134	1,160
Target Resources PLC (a)	1,020,000	294
Target Resources PLC warrants 7/12/08 (a)	1,020,000	0
TMO Biotec (f)	1,000,000	1,381
Toledo Mining Corp. PLC (a)	1,322,604	3,682
Triple Plate Junction PLC (a)	1,439,200	379
Unite Group PLC	427,110	2,471
Valiant Petroleum PLC	20,300	337
Vectura Group PLC (a)	3,556,060	3,146
Wellstream Holdings PLC	268,400	6,708
Xchanging PLC	1,619,200	8,048
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
York Pharma PLC (a)	837,600	$ 874
Zenergy Power PLC (a)	1,469,780	6,561
ZincOx Resources PLC (a)	574,400	1,987
TOTAL UNITED KINGDOM		217,602
United States of America - 2.7%
CTC Media, Inc. (a)	291,000	7,528
Cyberview Technology, Inc. (a)(e)	996,527	3,368
Frontera Resources Corp. (a)	1,157,200	2,071
Frontier Mining Ltd. (a)	6,771,600	791
Phorm, Inc. (e)	664,000	18,812
Sohu.com, Inc. (a)	13,200	913
XL TechGroup, Inc. (a)	1,329,250	634
TOTAL UNITED STATES OF AMERICA		34,117
TOTAL COMMON STOCKS (Cost $1,082,233)		1,216,849
Convertible Bonds - 0.4%
Principal Amount (000s)
Canada - 0.4%
Western Canadian Coal Corp. 7.5% 3/24/11 (Cost $4,061)	CAD	4,714	5,024
Money Market Funds - 9.3%
	Shares
Fidelity Cash Central Fund, 2.51% (b)	61,226,630	61,227
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	57,841,870	57,842
TOTAL MONEY MARKET FUNDS (Cost $119,069)		119,069
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $1,205,363)		1,340,942
NET OTHER ASSETS - (4.7)%		(60,754)
NET ASSETS - 100%		$ 1,280,188
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,291,000 or 1.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AirSea Lines	8/4/06	$ 1,199
AirSea Lines warrants 8/4/11	8/4/06	$ 0
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,142
Eclipse Energy Co. Ltd.	4/28/05	$ 1,459
Kalahari Energy	9/1/06	$ 1,814
Keronite PLC	8/16/06	$ 1,549
Landround PLC warrants 12/11/09	12/12/06	$ 0
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173
Rock Well Petroleum, Inc.	4/13/06	$ 1,004
TMO Biotec	10/27/05	$ 535
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,055
Fidelity Securities Lending Cash Central Fund	873
Total	$ 1,928
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ADVFN PLC	$ 2,066	$ -	$ 21	$ -	$ 1,482
Allied Gold Ltd.	12,802	3,229	16	-	-
Allied Gold Ltd. (United Kingdom)	410	-	-	-	-
BioCare Solutions PLC	1,260	-	17	-	-
Capital-XX Ltd.	3,105	736	-	-	1,444
Centurion Electronics PLC	89	-	-	-	-
Corac Group PLC	5,414	-	767	-	-
CustomVis PLC	591	421	-	-	1,262
Cyberview Technology, Inc.	3,802	-	-	-	3,368
Frontier Mining Ltd.	1,619	-	-	-	-
Healthcare Enterprise Group PLC	373	-	274	-	-
Hydrodec Group PLC	3,795	-	247	-	10,562
Impact Holdings PLC	650	-	-	-	466
Motivcom PLC	5,545	-	270	49	2,778
Phorm, Inc.	28,335	-	-	-	18,812
Skywest Airlines Ltd.	4,437	-	-	222	4,244
SPI Lasers PLC	3,778	-	-	-	-
Sylvania Resources Ltd.	25,111	640	2,145	-	-
Sylvania Resources Ltd. (United Kingdom)	13,425	211	6,910	-	-
Tanzanite One Ltd.	8,937	-	-	410	5,486
Teleunit SpA	1,025	-	-	-	759
Visual Defence, Inc.	1,503	-	-	-	1,275
Total	$ 128,072	$ 5,237	$ 10,667	$ 681	$ 51,938

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2008

Assets
Investment in securities, at value (including securities loaned of $54,563) - See accompanying schedule: Unaffiliated issuers (cost $1,032,305)	$ 1,169,935
Fidelity Central Funds (cost $119,069)	119,069
Other affiliated issuers (cost $53,989)	51,938
Total Investments (cost $1,205,363)		$ 1,340,942
Receivable for investments sold		38,416
Receivable for fund shares sold		595
Dividends receivable		3,690
Interest receivable		35
Distributions receivable from Fidelity Central Funds		297
Prepaid expenses		3
Receivable from investment adviser for expense reductions		5
Other receivables		443
Total assets		1,384,426

Liabilities
Payable to custodian bank	$ 12,635
Payable for investments purchased	30,596
Payable for fund shares redeemed	1,351
Accrued management fee	1,155
Distribution fees payable	36
Other affiliated payables	288
Other payables and accrued expenses	335
Collateral on securities loaned, at value	57,842
Total liabilities		104,238

Net Assets		$ 1,280,188
Net Assets consist of:
Paid in capital		$ 1,108,035
Undistributed net investment income		574
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		36,091
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		135,488
Net Assets		$ 1,280,188

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($27,339 ÷ 1,255.5 shares)	$ 21.78

Maximum offering price per share (100/94.25 of $21.78)	$ 23.11
Class T: Net Asset Value and redemption price per share ($30,031 ÷ 1,385.7 shares)	$ 21.67

Maximum offering price per share (100/96.50 of $21.67)	$ 22.46
Class B: Net Asset Value and offering price per share ($7,436 ÷ 347.9 shares)A	$ 21.37

Class C: Net Asset Value and offering price per share ($14,576 ÷ 679.2 shares)A	$ 21.46

International Small Cap: Net Asset Value, offering price and redemption price per share ($1,195,529 ÷ 54,413.9 shares)	$ 21.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,277 ÷ 240.6 shares)	$ 21.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2008

Investment Income
Dividends (including $681 earned from other affiliated issuers)		$ 9,072
Interest		190
Income from Fidelity Central Funds (including $873 from security lending)		1,928
		11,190
Less foreign taxes withheld		(541)
Total income		10,649

Expenses
Management fee Basic fee	$ 6,023
Performance adjustment	1,865
Transfer agent fees	1,571
Distribution fees	240
Accounting and security lending fees	326
Custodian fees and expenses	250
Independent trustees' compensation	3
Registration fees	48
Audit	69
Legal	3
Miscellaneous	184
Total expenses before reductions	10,582
Expense reductions	(395)	10,187
Net investment income (loss)		462
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $720)	107,127
Other affiliated issuers	94
Foreign currency transactions	(154)
Total net realized gain (loss)		107,067
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $621)	(370,555)
Assets and liabilities in foreign currencies	(115)
Total change in net unrealized appreciation (depreciation)		(370,670)
Net gain (loss)		(263,603)
Net increase (decrease) in net assets resulting from operations		$ (263,141)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2008	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 462	$ 7,040
Net realized gain (loss)	107,067	289,903
Change in net unrealized appreciation (depreciation)	(370,670)	201,775
Net increase (decrease) in net assets resulting from operations	(263,141)	498,718
Distributions to shareholders from net investment income	(6,293)	(3,787)
Distributions to shareholders from net realized gain	(288,048)	(351,004)
Total distributions	(294,341)	(354,791)
Share transactions - net increase (decrease)	55,832	(298,912)
Redemption fees	97	245
Total increase (decrease) in net assets	(501,553)	(154,740)

Net Assets
Beginning of period	1,781,741	1,936,481
End of period (including undistributed net investment income of $574 and undistributed net investment income of $7,171, respectively)	$ 1,280,188	$ 1,781,741

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30,

Years ended October 31,

2008

2007

2006

2005

2004

2003 I

Selected Per-Share Data
Net asset value, beginning of period	$ 31.14	$ 28.79	$ 26.69	$ 21.25	$ 17.69	$ 12.35
Income from Investment Operations
Net investment income (loss) E	(.01)	.03	(.02)	.05	.02	.02 H
Net realized and unrealized gain (loss)	(4.15)	7.97	5.05	6.16	3.83	5.30
Total from investment operations	(4.16)	8.00	5.03	6.21	3.85	5.32
Distributions from net investment income	(.03)	-	(.05)	(.02)	(.02)	-
Distributions from net realized gain	(5.18)	(5.65)	(2.89)	(.77)	(.31)	-
Total distributions	(5.20) L	(5.65)	(2.94)	(.79)	(.33)	-
Redemption fees added to paid in capital E	- K	- K	.01	.02	.04	.02
Net asset value, end of period	$ 21.78	$ 31.14	$ 28.79	$ 26.69	$ 21.25	$ 17.69
Total Return B,C,D	(14.70)%	33.43%	20.22%	30.16%	22.36%	43.24%
Ratios to Average Net Assets F,J
Expenses before reductions	1.80% A	1.53%	1.64%	1.66%	1.71%	1.77% A
Expenses net of fee waivers, if any	1.65% A	1.53%	1.64%	1.66%	1.71%	1.77% A
Expenses net of all reductions	1.60% A	1.49%	1.58%	1.63%	1.69%	1.74% A
Net investment income (loss)	(.09)% A	.10%	(.08) %	.21%	.09%	.28% A
Supplemental Data
Net assets, end of period (in millions)	$ 27	$ 39	$ 37	$ 35	$ 13	$ 5
Portfolio turnover rate G	99% A	70%	84%	79%	77%	84% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. I For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $5.202 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $5.176 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30,

Years ended October 31,

2008

2007

2006

2005

2004

2003 I

Selected Per-Share Data
Net asset value, beginning of period	$ 30.96	$ 28.64	$ 26.57	$ 21.20	$ 17.68	$ 12.35
Income from Investment Operations
Net investment income (loss) E	(.04)	(.04)	(.09)	(.01)	(.03)	- H,K
Net realized and unrealized gain (loss)	(4.13)	7.93	5.03	6.12	3.83	5.31
Total from investment operations	(4.17)	7.89	4.94	6.11	3.80	5.31
Distributions from net investment income	-	-	-	-	(.01)	-
Distributions from net realized gain	(5.12)	(5.57)	(2.88)	(.76)	(.31)	-
Total distributions	(5.12) L	(5.57)	(2.88)	(.76)	(.32)	-
Redemption fees added to paid in capital E	- K	- K	.01	.02	.04	.02
Net asset value, end of period	$ 21.67	$ 30.96	$ 28.64	$ 26.57	$ 21.20	$ 17.68
Total Return B,C,D	(14.81)%	33.07%	19.93%	29.72%	22.07%	43.16%
Ratios to Average Net Assets F,J
Expenses before reductions	2.05% A	1.77%	1.89%	1.92%	1.94%	2.12% A
Expenses net of fee waivers, if any	1.90% A	1.77%	1.89%	1.91%	1.94%	2.12% A
Expenses net of all reductions	1.86% A	1.73%	1.83%	1.88%	1.92%	2.09% A
Net investment income (loss)	(.34)% A	(.14)%	(.32)%	(.04)%	(.14)%	(.07)% A
Supplemental Data
Net assets, end of period (in millions)	$ 30	$ 41	$ 42	$ 42	$ 15	$ 4
Portfolio turnover rate G	99% A	70%	84%	79%	77%	84% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. I For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $5.123 per share is comprised of distributions from net realized gain of $5.123 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30,

Years ended October 31,

2008

2007

2006

2005

2004

2003 I

Selected Per-Share Data
Net asset value, beginning of period	$ 30.49	$ 28.26	$ 26.24	$ 20.99	$ 17.62	$ 12.35
Income from Investment Operations
Net investment income (loss) E	(.09)	(.18)	(.24)	(.14)	(.16)	(.05) H
Net realized and unrealized gain (loss)	(4.08)	7.82	4.98	6.08	3.80	5.30
Total from investment operations	(4.17)	7.64	4.74	5.94	3.64	5.25
Distributions from net realized gain	(4.95) L	(5.41)	(2.73)	(.71)	(.31)	-
Redemption fees added to paid in capital E	- K	- K	.01	.02	.04	.02
Net asset value, end of period	$ 21.37	$ 30.49	$ 28.26	$ 26.24	$ 20.99	$ 17.62
Total Return B,C,D	(15.04)%	32.38%	19.28%	29.13%	21.21%	42.67%
Ratios to Average Net Assets F,J
Expenses before reductions	2.55% A	2.30%	2.48%	2.49%	2.63%	2.76% A
Expenses net of fee waivers, if any	2.40% A	2.30%	2.40%	2.43%	2.63%	2.76% A
Expenses net of all reductions	2.36% A	2.26%	2.34%	2.40%	2.60%	2.73% A
Net investment income (loss)	(.84)% A	(.66)%	(.84)%	(.56)%	(.83)%	(.71)% A
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 11	$ 11	$ 13	$ 5	$ 1
Portfolio turnover rate G	99% A	70%	84%	79%	77%	84% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. I For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $4.949 per share is comprised of distributions from net realized gain of $4.949 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30,

Years ended October 31,

2008

2007

2006

2005

2004

2003 I

Selected Per-Share Data
Net asset value, beginning of period	$ 30.62	$ 28.33	$ 26.31	$ 21.04	$ 17.64	$ 12.35
Income from Investment Operations
Net investment income (loss) E	(.09)	(.17)	(.23)	(.13)	(.12)	(.04) H
Net realized and unrealized gain (loss)	(4.09)	7.85	4.99	6.10	3.80	5.31
Total from investment operations	(4.18)	7.68	4.76	5.97	3.68	5.27
Distributions from net investment income	-	-	-	-	(.01)	-
Distributions from net realized gain	(4.98)	(5.39)	(2.75)	(.72)	(.31)	-
Total distributions	(4.98) L	(5.39)	(2.75)	(.72)	(.32)	-
Redemption fees added to paid in capital E	- K	- K	.01	.02	.04	.02
Net asset value, end of period	$ 21.46	$ 30.62	$ 28.33	$ 26.31	$ 21.04	$ 17.64
Total Return B,C,D	(15.03)%	32.39%	19.34%	29.22%	21.43%	42.83%
Ratios to Average Net Assets F,J
Expenses before reductions	2.54% A	2.26%	2.38%	2.41%	2.43%	2.57% A
Expenses net of fee waivers, if any	2.40% A	2.26%	2.38%	2.41%	2.43%	2.57% A
Expenses net of all reductions	2.36% A	2.22%	2.32%	2.38%	2.40%	2.55% A
Net investment income (loss)	(.84)% A	(.62)%	(.81)%	(.54)%	(.62)%	(.52)% A
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 20	$ 21	$ 25	$ 9	$ 1
Portfolio turnover rate G	99% A	70%	84%	79%	77%	84% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. I For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $4.975 per share is comprised of distributions from net realized gain of $4.975 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap

Six months ended April 30,

Years ended October 31,

2008

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 31.44	$ 29.03	$ 26.89	$ 21.36	$ 17.71	$ 9.87
Income from Investment Operations
Net investment income (loss) D	.01	.12	.08	.15	.10	.07 G
Net realized and unrealized gain (loss)	(4.18)	8.03	5.08	6.19	3.84	7.75
Total from investment operations	(4.17)	8.15	5.16	6.34	3.94	7.82
Distributions from net investment income	(.12)	(.07)	(.14)	(.06)	(.02)	-
Distributions from net realized gain	(5.18)	(5.67)	(2.89)	(.77)	(.31)	(.02)
Total distributions	(5.30) J	(5.74)	(3.03)	(.83)	(.33)	(.02)
Redemption fees added to paid in capital D	- I	- I	.01	.02	.04	.04
Net asset value, end of period	$ 21.97	$ 31.44	$ 29.03	$ 26.89	$ 21.36	$ 17.71
Total Return B,C	(14.62)%	33.82%	20.65%	30.67%	22.84%	79.78%
Ratios to Average Net Assets E,H
Expenses before reductions	1.47% A	1.19%	1.28%	1.28%	1.30%	1.54%
Expenses net of fee waivers, if any	1.47% A	1.19%	1.28%	1.28%	1.30%	1.54%
Expenses net of all reductions	1.42% A	1.15%	1.22%	1.25%	1.28%	1.51%
Net investment income (loss)	.10% A	.45%	.29%	.59%	.50%	.46%
Supplemental Data
Net assets, end of period (in millions)	$ 1,196	$ 1,664	$ 1,816	$ 2,090	$ 1,091	$ 547
Portfolio turnover rate F	99% A	70%	84%	79%	77%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.03 per share. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $5.296 per share is comprised of distributions from net investment income of $.120 and distributions from net realized gain of $5.176 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30,

Years ended October 31,

2008

2007

2006

2005

2004

2003H

Selected Per-Share Data
Net asset value, beginning of period	$ 31.38	$ 28.99	$ 26.86	$ 21.36	$ 17.72	$ 12.35
Income from Investment Operations
Net investment income (loss)D	.02	.12	.08	.14	.10	.04G
Net realized and unrealized gain (loss)	(4.17)	8.01	5.07	6.18	3.84	5.31
Total from investment operations	(4.15)	8.13	5.15	6.32	3.94	5.35
Distributions from net investment income	(.12)	(.07)	(.14)	(.07)	(.03)	-
Distributions from net realized gain	(5.18)	(5.67)	(2.89)	(.77)	(.31)	-
Total distributions	(5.30)K	(5.74)	(3.03)	(.84)	(.34)	-
Redemption fees added to paid in capitalD	-J	-J	.01	.02	.04	.02
Net asset value, end of period	$ 21.93	$ 31.38	$ 28.99	$ 26.86	$ 21.36	$ 17.72
Total ReturnB,C	(14.58)%	33.84%	20.65%	30.59%	22.84%	43.48%
Ratios to Average Net AssetsE,I
Expenses before reductions	1.46%A	1.18%	1.29%	1.30%	1.32%	1.51%A
Expenses net of fee waivers, if any	1.40%A	1.18%	1.29%	1.30%	1.32%	1.51%A
Expenses net of all reductions	1.36%A	1.14%	1.23%	1.27%	1.29%	1.48%A
Net investment income (loss)	.16%A	.45%	.28%	.57%	.49%	.54%A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 8	$ 9	$ 7	$ 3	$ .4
Portfolio turnover rateF	99%A	70%	84%	79%	77%	84%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.01 per share. H For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. KTotal distributions of $5.296 per share is comprised of distributions from net investment income of $.120 and distributions from net realized gain of $5.176 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Small Cap, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 249,108
Unrealized depreciation	(170,684)
Net unrealized appreciation (depreciation)	$ 78,424
Cost for federal income tax purposes	$ 1,262,518

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $679,987 and $904,992, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Small Cap as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was 1.12% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 38	$ 2
Class T	.25%	.25%	81	1
Class B	.75%	.25%	42	32
Class C	.75%	.25%	79	3
			$ 240	$ 38

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and ..25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1
Class T	1
Class B*	5
Class C*	-
$ 7

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Company, Inc. (FSC) also an affiliate of FMR was the transfer agent for International Small Cap shares. For the period, each class paid the following transfer agent fees.

	Amount	% of Average Net Assets*
Class A	$ 46.30
Class T	49.30
Class B	13.31
Class C	23.29
International Small Cap	1,434.22
Institutional Class	6.21
	$ 1,571

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.65%	$ 23
Class T	1.90%	24
Class B	2.40%	6
Class C	2.40%	11
Institutional Class	1.40%	2
		$ 66

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $320 for the period. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
International Small Cap	$ 9

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

10. Other - continued

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $1, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 32	$ -
International Small Cap	6,232	3,765
Institutional Class	29	22
Total	$ 6,293	$ 3,787
From net realized gain
Class A	$ 6,370	$ 6,864
Class T	6,691	7,706
Class B	1,698	2,092
Class C	3,225	3,882
International Small Cap	268,816	328,782
Institutional Class	1,248	1,678
Total	$ 288,048	$ 351,004

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	160	268	$ 3,634	$ 7,316
Reinvestment of distributions	250	252	5,922	6,096
Shares redeemed	(393)	(556)	(8,565)	(14,980)
Net increase (decrease)	17	(36)	$ 991	$ (1,568)
Class T
Shares sold	115	226	$ 2,617	$ 6,120
Reinvestment of distributions	267	297	6,298	7,166
Shares redeemed	(314)	(671)	(6,952)	(17,855)
Net increase (decrease)	68	(148)	$ 1,963	$ (4,569)
Class B
Shares sold	8	19	$ 173	$ 519
Reinvestment of distributions	66	79	1,550	1,892
Shares redeemed	(77)	(149)	(1,690)	(3,957)
Net increase (decrease)	(3)	(51)	$ 33	$ (1,546)
Class C
Shares sold	34	56	$ 760	$ 1,462
Reinvestment of distributions	110	124	2,588	2,967
Shares redeemed	(121)	(277)	(2,621)	(7,298)
Net increase (decrease)	23	(97)	$ 727	$ (2,869)
International Small Cap
Shares sold	3,979	7,028	$ 92,050	$ 194,115
Reinvestment of distributions	10,463	12,767	249,850	311,000
Shares redeemed	(12,940)	(29,445)	(289,698)	(791,655)
Net increase (decrease)	1,502	(9,650)	$ 52,202	$ (286,540)
Institutional Class
Shares sold	44	47	$ 995	$ 1,226
Reinvestment of distributions	31	39	750	938
Shares redeemed	(82)	(150)	(1,829)	(3,984)
Net increase (decrease)	(7)	(64)	$ (84)	$ (1,820)

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity International Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity International Small Cap Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2008, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2008 and for the year ended October 31, 2007, and the financial highlights for the six months ended and for each of the five years in the period ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity International Small Cap Fund as of April 30, 2008, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2008 and for the year ended October 31, 2007, and the financial highlights for the six months ended and for each of the five years in the period ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 18, 2008

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on December 13, 2007. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to reduce the required quorum for shareholder meetings.A
	# of Votes	% of Votes
Affirmative	45,014,793,255.82	80.372
Against	6,871,112,667.08	12.268
Abstain	2,163,456,438.02	3.863
Broker Non-Votes	1,958,633,563.89	3.497
TOTAL	56,007,995,924.81	100.000
PROPOSAL 2
To elect the nominees specified below as Trustees.A
James C. Curvey
Affirmative	53,384,952,361.03	95.317
Withheld	2,623,043,563.78	4.683
TOTAL	56,007,995,924.81	100.000
Dennis J. Dirks
Affirmative	53,595,104,608.67	95.692
Withheld	2,412,891,316.14	4.308
TOTAL	56,007,995,924.81	100.000
Albert R. Gamper, Jr.
Affirmative	53,570,235,221.69	95.647
Withheld	2,437,760,703.12	4.353
TOTAL	56,007,995,924.81	100.000
George H. Heilmeier
Affirmative	53,166,350,588.50	94.926
Withheld	2,841,645,336.31	5.074
TOTAL	56,007,995,924.81	100.000
	# of Votes	% of Votes
Edward C. Johnson 3d
Affirmative	53,230,508,654.93	95.041
Withheld	2,777,487,269.88	4.959
TOTAL	56,007,995,924.81	100.000
James H. Keyes
Affirmative	53,549,161,456.52	95.610
Withheld	2,458,834,468.29	4.390
TOTAL	56,007,995,924.81	100.000
Marie L. Knowles
Affirmative	53,543,925,066.86	95.601
Withheld	2,464,070,857.95	4.399
TOTAL	56,007,995,924.81	100.000
Ned C. Lautenbach
Affirmative	53,547,116,322.50	95.606
Withheld	2,460,879,602.31	4.394
TOTAL	56,007,995,924.81	100.000
Cornelia M. Small
Affirmative	53,564,793,514.25	95.638
Withheld	2,443,202,410.56	4.362
TOTAL	56,007,995,924.81	100.000
William S. Stavropoulos
Affirmative	53,426,544,502.76	95.391
Withheld	2,581,451,422.05	4.609
TOTAL	56,007,995,924.81	100.000
Kenneth L. Wolfe
Affirmative	53,229,881,790.63	95.040
Withheld	2,778,114,134.18	4.960
TOTAL	56,007,995,924.81	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	44,485,656,811.55	94.702
Withheld	2,488,551,854.62	5.298
TOTAL	46,974,208,666.17	100.000
Dennis J. Dirks
Affirmative	44,706,671,638.31	95.173
Withheld	2,267,537,027.86	4.827
TOTAL	46,974,208,666.17	100.000
Edward C. Johnson 3d
Affirmative	44,294,881,638.16	94.296
Withheld	2,679,327,028.01	5.704
TOTAL	46,974,208,666.17	100.000
Alan J. Lacy
Affirmative	44,685,373,413.16	95.127
Withheld	2,288,835,253.01	4.873
TOTAL	46,974,208,666.17	100.000
Ned C. Lautenbach
Affirmative	44,634,541,379.41	95.019
Withheld	2,339,667,286.76	4.981
TOTAL	46,974,208,666.17	100.000
Joseph Mauriello
Affirmative	44,683,962,099.80	95.124
Withheld	2,290,246,566.37	4.876
TOTAL	46,974,208,666.17	100.000
Cornelia M. Small
Affirmative	44,671,688,375.36	95.098
Withheld	2,302,520,290.81	4.902
TOTAL	46,974,208,666.17	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	44,465,262,087.61	94.659
Withheld	2,508,946,578.56	5.341
TOTAL	46,974,208,666.17	100.000
David M. Thomas
Affirmative	44,694,340,813.87	95.147
Withheld	2,279,867,852.30	4.853
TOTAL	46,974,208,666.17	100.000
Michael E. Wiley
Affirmative	44,686,513,174.78	95.130
Withheld	2,287,695,491.39	4.870
TOTAL	46,974,208,666.17	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis
Company

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank

Pittsburgh, PA

AISCI-USAN-0608
1.800646.104

Fidelity®
International Small Cap Opportunities
Fund

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 809.20	$ 7.42
HypotheticalA	$ 1,000.00	$ 1,016.66	$ 8.27
Class T
Actual	$ 1,000.00	$ 808.10	$ 8.54
HypotheticalA	$ 1,000.00	$ 1,015.42	$ 9.52
Class B
Actual	$ 1,000.00	$ 806.20	$ 10.78
HypotheticalA	$ 1,000.00	$ 1,012.93	$ 12.01
Class C
Actual	$ 1,000.00	$ 806.30	$ 10.78
HypotheticalA	$ 1,000.00	$ 1,012.93	$ 12.01
International Small Cap Opportunities
Actual	$ 1,000.00	$ 810.20	$ 6.39
HypotheticalA	$ 1,000.00	$ 1,017.80	$ 7.12
Institutional Class
Actual	$ 1,000.00	$ 810.20	$ 6.26
HypotheticalA	$ 1,000.00	$ 1,017.95	$ 6.97
A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.65%
Class T	1.90%
Class B	2.40%
Class C	2.40%
International Small Cap Opportunities	1.42%
Institutional Class	1.39%

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2008
Japan 25.1%
United Kingdom 8.6%
Germany 7.3%
Netherlands 6.8%
United States of America 6.6%
China 6.3%
Cayman Islands 5.9%
Norway 5.9%
Papua New Guinea 5.9%
Other 21.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2007
Japan 28.5%
United States of America 12.1%
United Kingdom 10.0%
Germany 8.6%
Norway 6.1%
Papua New Guinea 5.3%
Netherlands 4.5%
France 3.5%
Cayman Islands 3.0%
Other 18.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.6	95.0
Short-Term Investments and Net Other Assets	1.4	5.0
Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Lihir Gold Ltd. (Papua New Guinea, Metals & Mining)	5.9	5.3
Himax Technologies, Inc. sponsored ADR (Cayman Islands, Semiconductors & Semiconductor Equipment)	3.9	1.1
GEA Group AG (Germany, Machinery)	2.9	2.0
Downer EDI Ltd. (Australia, Commercial Services & Supplies)	2.9	1.5
HannStar Display Corp. (Taiwan, Electronic Equipment & Instruments)	2.7	1.6
Chiquita Brands International, Inc. (United States of America, Food Products)	2.4	1.3
Marine Harvest ASA (Norway, Food Products)	2.3	1.7
Global Bio-Chem Technology Group Co. Ltd. (China, Food Products)	2.3	1.2
Gemalto NV (Netherlands, Computers & Peripherals)	2.0	0.0
SGL Carbon AG (Germany, Electrical Equipment)	2.0	1.8
	29.3
Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	27.8	28.1
Information Technology	24.0	17.0
Consumer Staples	14.1	10.6
Materials	11.0	16.1
Financials	9.7	8.3
Consumer Discretionary	5.8	4.4
Health Care	4.2	5.5
Energy	2.0	4.6
Telecommunication Services	0.0	0.4

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Australia - 5.3%
Babcock & Brown Ltd. (d)	1,439,928	$ 19,965,718
Downer EDI Ltd.	4,307,343	29,456,034
Silex Systems Ltd. (a)(d)	900,000	4,915,276
TOTAL AUSTRALIA		54,337,028
Austria - 0.7%
Andritz AG	113,496	6,771,766
Bermuda - 0.5%
Noble Group Ltd.	3,250,000	5,344,370
Brazil - 1.8%
Cosan SA Industria e Comercio	1,070,000	18,841,836
Cayman Islands - 5.9%
CNinsure, Inc. ADR	415,900	5,843,395
Himax Technologies, Inc. sponsored ADR (d)	7,953,009	40,003,638
LDK Solar Co. Ltd. Sponsored ADR (d)	458,200	14,543,268
TOTAL CAYMAN ISLANDS		60,390,301
China - 6.3%
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	1,829,041	9,949,983
First Tractor Co. Ltd. (H Shares) (a)	15,940,000	7,813,375
Focus Media Holding Ltd. ADR (a)(d)	370,000	13,649,300
Global Bio-Chem Technology Group Co. Ltd.	50,703,300	23,552,215
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	280,000	9,601,200
TOTAL CHINA		64,566,073
Finland - 2.3%
KCI Konecranes Oyj	180,000	7,879,184
Outotec Oyj	250,406	15,710,625
TOTAL FINLAND		23,589,809
France - 1.9%
Nexans SA (d)	98,374	13,102,733
Ubisoft Entertainment SA (a)	58,569	5,906,511
TOTAL FRANCE		19,009,244
Germany - 7.3%
Demag Cranes AG	123,000	6,828,064
GEA Group AG	804,800	29,838,866
Q-Cells AG (a)(d)	149,285	17,480,992
SGL Carbon AG (a)	300,008	20,518,085
TOTAL GERMANY		74,666,007
Common Stocks - continued
	Shares	Value
Hong Kong - 1.1%
BYD Electronic International Co. Ltd.	4,928,000	$ 5,450,859
China State Construction International Holdings Ltd.	3,500,000	5,829,478
TOTAL HONG KONG		11,280,337
Italy - 1.1%
Impregilo SpA (a)	1,800,000	10,981,402
Japan - 25.1%
Acca Networks Co. Ltd.	1,574	1,990,598
Access Co. Ltd. (a)(d)	2,000	5,668,957
Air Water, Inc.	391,000	3,949,498
Asics Corp.	446,000	4,520,432
Capcom Co. Ltd. (d)	218,900	6,593,660
CyberAgent, Inc. (d)	4,535	5,338,864
DeNA Co. Ltd.	200	1,421,131
Hikari Tsushin, Inc. (d)	184,100	6,761,608
Ibiden Co. Ltd.	135,000	5,890,199
Ichiyoshi Securities Co. Ltd. (d)	727,400	7,948,956
JAFCO Co. Ltd.	187,400	7,483,836
Japan Steel Works Ltd.	549,000	10,156,158
JGC Corp.	259,000	4,813,848
KK daVinci Advisors (a)(d)	10,292	9,874,107
Kurita Water Industries Ltd.	243,800	8,718,494
Miraial Co. Ltd.	85,900	2,630,776
Mitsumi Electric Co. Ltd.	220,400	7,374,923
Nabtesco Corp.	277,000	4,101,817
Namco Bandai Holdings, Inc.	265,100	3,325,950
NGK Insulators Ltd.	475,000	9,147,260
Nidec Sankyo Corp. (d)	1,233,000	9,269,929
Nintendo Co. Ltd.	19,500	10,715,640
Nippon Carbon Co. Ltd. (d)	1,207,000	5,166,504
Osaka Titanium Technolo Co. Ltd. (d)	39,800	2,710,581
Pal Co. Ltd. (d)	251,000	4,157,131
Rakuten, Inc.	21,728	13,570,879
SBI E*TRADE Securities Co. Ltd.	9,989	9,292,687
SBI Holdings, Inc. (d)	28,255	7,427,969
Sojitz Corp.	2,784,700	10,725,045
Sparx Group Co. Ltd. (d)	24,756	10,859,378
Sugi Pharmacy Co. Ltd. (d)	546,500	14,457,934
Sumco Corp.	362,100	9,191,907
Sumco Techxiv Corp.	205,800	6,275,246
Toho Titanium Co. Ltd. (d)	99,100	2,581,904
Tokai Carbon Co. Ltd.	951,000	9,962,257
Common Stocks - continued
	Shares	Value
Japan - continued
Tokyo Tatemono Co. Ltd.	613,000	$ 5,351,029
Ulvac, Inc. (d)	77,000	3,158,646
Wacom Co. Ltd. (d)	2,553	5,143,804
TOTAL JAPAN		257,729,542
Korea (South) - 1.1%
CJ CheilJedang Corp. (a)	44,860	11,402,248
Netherlands - 6.8%
Advanced Metallurgical Group NV (d)	244,778	16,782,839
Gemalto NV (a)	642,300	20,775,831
Koninklijke Wessanen NV	1,017,015	13,415,745
QIAGEN NV (a)	845,000	18,767,450
TOTAL NETHERLANDS		69,741,865
Norway - 5.9%
Marine Harvest ASA (a)(d)	36,207,000	23,972,022
Norwegian Property ASA (d)	293,400	2,559,324
Petroleum Geo-Services ASA	503,100	13,738,880
Pronova BioPharma ASA	1,000,000	3,457,760
Renewable Energy Corp. AS (a)(d)	485,000	16,603,389
TOTAL NORWAY		60,331,375
Papua New Guinea - 5.9%
Lihir Gold Ltd. (a)(d)	14,300,867	39,658,521
Lihir Gold Ltd. sponsored ADR	720,000	20,541,600
TOTAL PAPUA NEW GUINEA		60,200,121
Portugal - 0.8%
Banif SGPS SA	1,610,654	7,719,183
Spain - 0.4%
Tecnicas Reunidas SA	50,000	3,794,254
Switzerland - 1.5%
BB BIOTECH AG	200,000	15,380,162
Taiwan - 3.1%
HannStar Display Corp. (a)	58,942,292	27,295,716
Prime View International Co. Ltd.	2,919,000	4,544,235
TOTAL TAIWAN		31,839,951
United Kingdom - 8.6%
ARM Holdings PLC sponsored ADR	1,877,100	11,206,287
Autonomy Corp. PLC (a)	626,200	10,663,786
BlueBay Asset Management	708,100	4,575,609
Common Stocks - continued
	Shares	Value
United Kingdom - continued
easyJet PLC (a)	1,100,000	$ 6,752,594
Informa PLC	1,140,000	7,831,120
Invensys PLC (a)	3,400,000	20,212,549
Max Petroleum PLC (a)	4,500,000	6,061,677
Premier Foods PLC	5,990,000	15,363,407
Renovo Group PLC (a)	8,702,203	5,969,244
TOTAL UNITED KINGDOM		88,636,273
United States of America - 5.2%
AGCO Corp. (a)	92,700	5,574,051
Chiquita Brands International, Inc. (a)(d)	1,087,400	24,738,350
SiRF Technology Holdings, Inc. (a)(d)	1,400,000	8,274,000
Titanium Metals Corp. (d)	965,829	14,719,234
TOTAL UNITED STATES OF AMERICA		53,305,635
TOTAL COMMON STOCKS (Cost $924,217,012)		1,009,858,782
Money Market Funds - 17.8%

Fidelity Cash Central Fund, 2.51% (b)	763,271	763,271
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	181,846,700	181,846,700
TOTAL MONEY MARKET FUNDS (Cost $182,609,971)		182,609,971
TOTAL INVESTMENT PORTFOLIO - 116.4% (Cost $1,106,826,983)	1,192,468,753
NET OTHER ASSETS - (16.4)%	(167,640,041)
NET ASSETS - 100%	$ 1,024,828,712
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 219,457
Fidelity Securities Lending Cash Central Fund	2,025,719
Total	$ 2,245,176
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
First Tractor Co. Ltd. (H Shares)	$ 11,999,397	$ -	$ 1,621,480	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $171,831,255) - See accompanying schedule: Unaffiliated issuers (cost $924,217,012)	$ 1,009,858,782
Fidelity Central Funds (cost $182,609,971)	182,609,971
Total Investments (cost $1,106,826,983)		$ 1,192,468,753
Cash		7,049
Foreign currency held at value (cost $809,193)		809,046
Receivable for investments sold		16,098,888
Receivable for fund shares sold		503,379
Dividends receivable		3,224,567
Distributions receivable from Fidelity Central Funds		406,022
Prepaid expenses		2,746
Receivable from investment adviser for expense reductions		12,860
Other receivables		136,925
Total assets		1,213,670,235

Liabilities
Payable for investments purchased	$ 3,910,771
Payable for fund shares redeemed	1,790,825
Accrued management fee	915,746
Distribution fees payable	50,200
Other affiliated payables	277,533
Other payables and accrued expenses	49,748
Collateral on securities loaned, at value	181,846,700
Total liabilities		188,841,523

Net Assets		$ 1,024,828,712
Net Assets consist of:
Paid in capital		$ 1,003,752,360
Undistributed net investment income		682,720
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(65,143,378)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		85,537,010
Net Assets		$ 1,024,828,712

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($48,445,996 ÷ 3,551,066 shares)	$ 13.64

Maximum offering price per share (100/94.25 of $13.64)	$ 14.47
Class T: Net Asset Value and redemption price per share ($29,870,249 ÷ 2,200,491 shares)	$ 13.57

Maximum offering price per share (100/96.50 of $13.57)	$ 14.06
Class B: Net Asset Value and offering price per share ($7,220,760 ÷ 536,964 shares)A	$ 13.45

Class C: Net Asset Value and offering price per share ($26,761,762 ÷ 1,992,979 shares)A	$ 13.43

International Small Cap Opportunities: Net Asset Value, offering price and redemption price per share ($898,954,855 ÷ 65,512,019 shares)	$ 13.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($13,575,090 ÷ 990,219 shares)	$ 13.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 7,409,859
Interest		1,893
Income from Fidelity Central Funds (including $2,025,719 from security lending)		2,245,176
		9,656,928
Less foreign taxes withheld		(637,357)
Total income		9,019,571

Expenses
Management fee Basic fee	$ 4,943,260
Performance adjustment	1,169,580
Transfer agent fees	1,406,895
Distribution fees	344,370
Accounting and security lending fees	284,890
Custodian fees and expenses	128,629
Independent trustees' compensation	2,591
Registration fees	44,924
Audit	36,560
Legal	2,891
Interest	34,185
Miscellaneous	188,522
Total expenses before reductions	8,587,297
Expense reductions	(279,344)	8,307,953
Net investment income (loss)		711,618
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(58,502,678)
Other affiliated issuers	64,894
Foreign currency transactions	397,051
Total net realized gain (loss)		(58,040,733)
Change in net unrealized appreciation (depreciation) on: Investment securities	(250,051,832)
Assets and liabilities in foreign currencies	(44,812)
Total change in net unrealized appreciation (depreciation)		(250,096,644)
Net gain (loss)		(308,137,377)
Net increase (decrease) in net assets resulting from operations		$ (307,425,759)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 711,618	$ 5,724,841
Net realized gain (loss)	(58,040,733)	184,590,119
Change in net unrealized appreciation (depreciation)	(250,096,644)	219,203,434
Net increase (decrease) in net assets resulting from operations	(307,425,759)	409,518,394
Distributions to shareholders from net investment income	(4,817,372)	-
Distributions to shareholders from net realized gain	(154,491,926)	-
Total distributions	(159,309,298)	-
Share transactions - net increase (decrease)	(139,316,924)	127,196,896
Redemption fees	205,905	783,954
Total increase (decrease) in net assets	(605,846,076)	537,499,244

Net Assets
Beginning of period	1,630,674,788	1,093,175,544
End of period (including undistributed net investment income of $682,720 and undistributed net investment income of $5,724,841, respectively)	$ 1,024,828,712	$ 1,630,674,788

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 18.97	$ 14.18	$ 10.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.02	- J	- J
Net realized and unrealized gain (loss)	(3.43)	4.76	3.74	.40
Total from investment operations	(3.43)	4.78	3.74	.40
Distributions from net investment income	(.03)	-	-	-
Distributions from net realized gain	(1.88)	-	- J	-
Total distributions	(1.90) K	-	- J	-
Redemption fees added to paid in capital E	- J	.01	.03	.01
Net asset value, end of period	$ 13.64	$ 18.97	$ 14.18	$ 10.41
Total Return B, C, D	(19.08)%	33.78%	36.25%	4.10%
Ratios to Average Net Assets F, I
Expenses before reductions	1.73% A	1.63%	1.63%	2.67% A
Expenses net of fee waivers, if any	1.65% A	1.63%	1.63%	1.65% A
Expenses net of all reductions	1.61% A	1.59%	1.51%	1.54% A
Net investment income (loss)	(.05)% A	.10%	.02%	(.09)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,446	$ 70,785	$ 35,674	$ 5,533
Portfolio turnover rate G	68% A	107%	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period August 2, 2005 (commencement of operations) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $1.903 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 18.85	$ 14.12	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.02)	(.03)	(.01)
Net realized and unrealized gain (loss)	(3.41)	4.74	3.74	.38
Total from investment operations	(3.43)	4.72	3.71	.37
Distributions from net realized gain	(1.85) K	-	-	-
Redemption fees added to paid in capital E	- J	.01	.03	.01
Net asset value, end of period	$ 13.57	$ 18.85	$ 14.12	$ 10.38
Total Return B, C, D	(19.19)%	33.50%	36.03%	3.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.99% A	1.85%	1.85%	2.92% A
Expenses net of fee waivers, if any	1.90% A	1.85%	1.85%	1.90% A
Expenses net of all reductions	1.86% A	1.81%	1.74%	1.78% A
Net investment income (loss)	(.30)% A	(.13)%	(.20)%	(.33)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,870	$ 46,568	$ 28,309	$ 2,704
Portfolio turnover rate G	68% A	107%	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period August 2, 2005 (commencement of operations) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $1.852 per share is comprised of distributions from net realized gain of $1.852 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 18.64	$ 14.04	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.11)	(.10)	(.02)
Net realized and unrealized gain (loss)	(3.37)	4.70	3.74	.38
Total from investment operations	(3.43)	4.59	3.64	.36
Distributions from net realized gain	(1.76) K	-	-	-
Redemption fees added to paid in capital E	- J	.01	.03	.01
Net asset value, end of period	$ 13.45	$ 18.64	$ 14.04	$ 10.37
Total Return B, C, D	(19.38)%	32.76%	35.39%	3.70%
Ratios to Average Net Assets F, I
Expenses before reductions	2.49% A	2.40%	2.45%	3.43% A
Expenses net of fee waivers, if any	2.40% A	2.40%	2.41%	2.40% A
Expenses net of all reductions	2.36% A	2.36%	2.30%	2.27% A
Net investment income (loss)	(.80)% A	(.67)%	(.76)%	(.82)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,221	$ 10,975	$ 7,709	$ 1,705
Portfolio turnover rate G	68% A	107%	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period August 2, 2005 (commencement of operations) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $1.760 per share is comprised of distributions from net realized gain of $1.760 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 18.63	$ 14.03	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.11)	(.10)	(.02)
Net realized and unrealized gain (loss)	(3.36)	4.70	3.73	.38
Total from investment operations	(3.42)	4.59	3.63	.36
Distributions from net realized gain	(1.78) K	-	-	-
Redemption fees added to paid in capital E	- J	.01	.03	.01
Net asset value, end of period	$ 13.43	$ 18.63	$ 14.03	$ 10.37
Total Return B, C, D	(19.37)%	32.79%	35.29%	3.70%
Ratios to Average Net Assets F, I
Expenses before reductions	2.49% A	2.38%	2.38%	3.32% A
Expenses net of fee waivers, if any	2.40% A	2.38%	2.38%	2.40% A
Expenses net of all reductions	2.36% A	2.34%	2.27%	2.29% A
Net investment income (loss)	(.80)% A	(.66)%	(.73)%	(.84)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,762	$ 40,894	$ 26,320	$ 3,317
Portfolio turnover rate G	68% A	107%	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period August 2, 2005 (commencement of operations) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $1.775 per share is comprised of distributions from net realized gain of $1.775 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap Opportunities

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 19.09	$ 14.23	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.07	.05	- I
Net realized and unrealized gain (loss)	(3.44)	4.78	3.75	.39
Total from investment operations	(3.43)	4.85	3.80	.39
Distributions from net investment income	(.06)	-	-	-
Distributions from net realized gain	(1.88)	-	- I	-
Total distributions	(1.94) J	-	- I	-
Redemption fees added to paid in capital D	- I	.01	.03	.01
Net asset value, end of period	$ 13.72	$ 19.09	$ 14.23	$ 10.40
Total Return B, C	(18.98)%	34.15%	36.86%	4.00%
Ratios to Average Net Assets E, H
Expenses before reductions	1.42% A	1.30%	1.28%	2.25% A
Expenses net of fee waivers, if any	1.42% A	1.30%	1.28%	1.40% A
Expenses net of all reductions	1.38% A	1.25%	1.16%	1.31% A
Net investment income (loss)	.18% A	.43%	.37%	.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 898,955	$ 1,433,844	$ 981,210	$ 197,349
Portfolio turnover rate F	68% A	107%	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 2, 2005 (commencement of operations) to October 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $1.942 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 19.09	$ 14.22	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.08	.05	- I
Net realized and unrealized gain (loss)	(3.45)	4.78	3.74	.39
Total from investment operations	(3.43)	4.86	3.79	.39
Distributions from net investment income	(.07)	-	-	-
Distributions from net realized gain	(1.88)	-	- I	-
Total distributions	(1.95) J	-	- I	-
Redemption fees added to paid in capital D	- I	.01	.03	.01
Net asset value, end of period	$ 13.71	$ 19.09	$ 14.22	$ 10.40
Total Return B, C	(18.98)%	34.25%	36.77%	4.00%
Ratios to Average Net Assets E, H
Expenses before reductions	1.39% A	1.29%	1.25%	2.25% A
Expenses net of fee waivers, if any	1.39% A	1.29%	1.25%	1.40% A
Expenses net of all reductions	1.35% A	1.25%	1.14%	1.29% A
Net investment income (loss)	.21% A	.44%	.40%	.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,575	$ 27,609	$ 13,954	$ 2,849
Portfolio turnover rate F	68% A	107%	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 2, 2005 (commencement of operations) to October 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $1.952 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Small Cap Opportunities, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), certain foreign taxes, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 180,961,552
Unrealized depreciation	(99,961,349)
Net unrealized appreciation (depreciation)	$ 81,000,203
Cost for federal income tax purposes	$ 1,111,468,550

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $403,798,880 and $634,542,242, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Small Cap Opportunities as compared to an appropriate benchmark index. The Fund's performance adjustment took effect in August 2006. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate, including the performance adjustment, was 1.06% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 66,369	$ 7,159
Class T	.25%	.25%	85,086	3,118
Class B	.75%	.25%	40,611	30,688
Class C	.75%	.25%	152,304	33,431
			$ 344,370	$ 74,396

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12,508
Class T	4,526
Class B*	19,440
Class C*	3,892
$ 40,366

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for International Small Cap Opportunities shares. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 80,041.30
Class T	51,679.30
Class B	12,401.31
Class C	46,327.30
International Small Cap Opportunities	1,196,556.24
Institutional Clas	19,891.21
	$ 1,406,895

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,170 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,173,520	3.69%	$ 31,658

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,205 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $10,703,000. The weighted average interest rate was 4.25%. The interest expense amounted to $2,527 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

10. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.65%	$ 21,383
Class T	1.90%	13,851
Class B	2.40%	3,401
Class C	2.40%	12,522
		$ 51,157

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $225,580 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
International Small Cap Opportunities	$ 2,607

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 91,280	$ -
International Small Cap Opportunities	4,620,425	-
Institutional Class	105,667	-
Total	$ 4,817,372	$ -
From net realized gain
Class A	$ 6,856,940	$ -
Class T	4,515,065	-
Class B	1,019,225	-
Class C	3,838,504	-
International Small Cap Opportunities	135,580,534	-
Institutional Class	2,681,658	-
Total	$ 154,491,926	$ -

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	505,370	2,107,892	$ 7,177,740	$ 35,531,826
Reinvestment of distributions	416,175	-	6,313,370	-
Shares redeemed	(1,101,413)	(892,381)	(15,249,839)	(14,908,147)
Net increase (decrease)	(179,868)	1,215,511	$ (1,758,729)	$ 20,623,679
Class T
Shares sold	173,264	1,311,252	$ 2,467,403	$ 21,607,239
Reinvestment of distributions	288,615	-	4,360,975	-
Shares redeemed	(731,545)	(845,477)	(10,011,389)	(14,215,111)
Net increase (decrease)	(269,666)	465,775	$ (3,183,011)	$ 7,392,128

Semiannual Report

13. Share Transactions - continued

Transactions for each class of shares were as follows - continued

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class B
Shares sold	44,285	286,293	$ 626,855	$ 4,653,400
Reinvestment of distributions	61,167	-	917,505	-
Shares redeemed	(157,363)	(246,522)	(2,137,014)	(4,027,585)
Net increase (decrease)	(51,911)	39,771	$ (592,654)	$ 625,815
Class C
Shares sold	162,520	888,414	$ 2,310,015	$ 14,698,282
Reinvestment of distributions	216,878	-	3,248,838	-
Shares redeemed	(581,499)	(569,219)	(7,782,183)	(9,379,169)
Net increase (decrease)	(202,101)	319,195	$ (2,223,330)	$ 5,319,113
International Small Cap Opportunities
Shares sold	6,837,498	48,402,736	$ 97,669,217	$ 800,622,633
Reinvestment of distributions	8,363,264	-	127,539,782	-
Shares redeemed	(24,781,966)	(42,286,931)	(350,820,196)	(715,447,148)
Net increase (decrease)	(9,581,204)	6,115,805	$ (125,611,197)	$ 85,175,485
Institutional Class
Shares sold	98,379	903,141	$ 1,441,182	$ 15,436,027
Reinvestment of distributions	149,148	-	2,273,017	-
Shares redeemed	(703,752)	(437,882)	(9,662,202)	(7,375,351)
Net increase (decrease)	(456,225)	465,259	$ (5,948,003)	$ 8,060,676

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on December 13, 2007. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to reduce the required quorum for shareholder meetings.A
	# of Votes	% of Votes
Affirmative	45,014,793,255.82	80.372
Against	6,871,112,667.08	12.268
Abstain	2,163,456,438.02	3.863
Broker Non-Votes	1,958,633,563.89	3.497
TOTAL	56,007,995,924.81	100.000
PROPOSAL 2
To elect the nominees specified below as Trustees.A
James C. Curvey
Affirmative	53,384,952,361.03	95.317
Withheld	2,623,043,563.78	4.683
TOTAL	56,007,995,924.81	100.000
Dennis J. Dirks
Affirmative	53,595,104,608.67	95.692
Withheld	2,412,891,316.14	4.308
TOTAL	56,007,995,924.81	100.000
Albert R. Gamper, Jr.
Affirmative	53,570,235,221.69	95.647
Withheld	2,437,760,703.12	4.353
TOTAL	56,007,995,924.81	100.000
George H. Heilmeier
Affirmative	53,166,350,588.50	94.926
Withheld	2,841,645,336.31	5.074
TOTAL	56,007,995,924.81	100.000
Edward C. Johnson 3d
Affirmative	53,230,508,654.93	95.041
Withheld	2,777,487,269.88	4.959
TOTAL	56,007,995,924.81	100.000
James H. Keyes
Affirmative	53,549,161,456.52	95.610
Withheld	2,458,834,468.29	4.390
TOTAL	56,007,995,924.81	100.000
Marie L. Knowles
Affirmative	53,543,925,066.86	95.601
Withheld	2,464,070,857.95	4.399
TOTAL	56,007,995,924.81	100.000
Ned C. Lautenbach
Affirmative	53,547,116,322.50	95.606
Withheld	2,460,879,602.31	4.394
TOTAL	56,007,995,924.81	100.000
Cornelia M. Small
Affirmative	53,564,793,514.25	95.638
Withheld	2,443,202,410.56	4.362
TOTAL	56,007,995,924.81	100.000
William S. Stavropoulos
Affirmative	53,426,544,502.76	95.391
Withheld	2,581,451,422.05	4.609
TOTAL	56,007,995,924.81	100.000
Kenneth L. Wolfe
Affirmative	53,229,881,790.63	95.040
Withheld	2,778,114,134.18	4.960
TOTAL	56,007,995,924.81	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	44,485,656,811.55	94.702
Withheld	2,488,551,854.62	5.298
TOTAL	46,974,208,666.17	100.000
Dennis J. Dirks
Affirmative	44,706,671,638.31	95.173
Withheld	2,267,537,027.86	4.827
TOTAL	46,974,208,666.17	100.000
Edward C. Johnson 3d
Affirmative	44,294,881,638.16	94.296
Withheld	2,679,327,028.01	5.704
TOTAL	46,974,208,666.17	100.000
Alan J. Lacy
Affirmative	44,685,373,413.16	95.127
Withheld	2,288,835,253.01	4.873
TOTAL	46,974,208,666.17	100.000
Ned C. Lautenbach
Affirmative	44,634,541,379.41	95.019
Withheld	2,339,667,286.76	4.981
TOTAL	46,974,208,666.17	100.000
Joseph Mauriello
Affirmative	44,683,962,099.80	95.124
Withheld	2,290,246,566.37	4.876
TOTAL	46,974,208,666.17	100.000
Cornelia M. Small
Affirmative	44,671,688,375.36	95.098
Withheld	2,302,520,290.81	4.902
TOTAL	46,974,208,666.17	100.000
William S. Stavropoulos
Affirmative	44,465,262,087.61	94.659
Withheld	2,508,946,578.56	5.341
TOTAL	46,974,208,666.17	100.000
David M. Thomas
Affirmative	44,694,340,813.87	95.147
Withheld	2,279,867,852.30	4.853
TOTAL	46,974,208,666.17	100.000
Michael E. Wiley
Affirmative	44,686,513,174.78	95.130
Withheld	2,287,695,491.39	4.870
TOTAL	46,974,208,666.17	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

ILS-USAN-0608
1.815077.102

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
International Small Cap Opportunities
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2008

Class A, Class T, Class B
and Class C are classes of
Fidelity® International
Small Cap Opportunities Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 809.20	$ 7.42
HypotheticalA	$ 1,000.00	$ 1,016.66	$ 8.27
Class T
Actual	$ 1,000.00	$ 808.10	$ 8.54
HypotheticalA	$ 1,000.00	$ 1,015.42	$ 9.52
Class B
Actual	$ 1,000.00	$ 806.20	$ 10.78
HypotheticalA	$ 1,000.00	$ 1,012.93	$ 12.01
Class C
Actual	$ 1,000.00	$ 806.30	$ 10.78
HypotheticalA	$ 1,000.00	$ 1,012.93	$ 12.01
International Small Cap Opportunities
Actual	$ 1,000.00	$ 810.20	$ 6.39
HypotheticalA	$ 1,000.00	$ 1,017.80	$ 7.12
Institutional Class
Actual	$ 1,000.00	$ 810.20	$ 6.26
HypotheticalA	$ 1,000.00	$ 1,017.95	$ 6.97

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.65%
Class T	1.90%
Class B	2.40%
Class C	2.40%
International Small Cap Opportunities	1.42%
Institutional Class	1.39%

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2008
Japan 25.1%
United Kingdom 8.6%
Germany 7.3%
Netherlands 6.8%
United States of America 6.6%
China 6.3%
Cayman Islands 5.9%
Norway 5.9%
Papua New Guinea 5.9%
Other 21.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2007
Japan 28.5%
United States of America 12.1%
United Kingdom 10.0%
Germany 8.6%
Norway 6.1%
Papua New Guinea 5.3%
Netherlands 4.5%
France 3.5%
Cayman Islands 3.0%
Other 18.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.6	95.0
Short-Term Investments and Net Other Assets	1.4	5.0
Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Lihir Gold Ltd. (Papua New Guinea, Metals & Mining)	5.9	5.3
Himax Technologies, Inc. sponsored ADR (Cayman Islands, Semiconductors & Semiconductor Equipment)	3.9	1.1
GEA Group AG (Germany, Machinery)	2.9	2.0
Downer EDI Ltd. (Australia, Commercial Services & Supplies)	2.9	1.5
HannStar Display Corp. (Taiwan, Electronic Equipment & Instruments)	2.7	1.6
Chiquita Brands International, Inc. (United States of America, Food Products)	2.4	1.3
Marine Harvest ASA (Norway, Food Products)	2.3	1.7
Global Bio-Chem Technology Group Co. Ltd. (China, Food Products)	2.3	1.2
Gemalto NV (Netherlands, Computers & Peripherals)	2.0	0.0
SGL Carbon AG (Germany, Electrical Equipment)	2.0	1.8
	29.3
Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	27.8	28.1
Information Technology	24.0	17.0
Consumer Staples	14.1	10.6
Materials	11.0	16.1
Financials	9.7	8.3
Consumer Discretionary	5.8	4.4
Health Care	4.2	5.5
Energy	2.0	4.6
Telecommunication Services	0.0	0.4

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Australia - 5.3%
Babcock & Brown Ltd. (d)	1,439,928	$ 19,965,718
Downer EDI Ltd.	4,307,343	29,456,034
Silex Systems Ltd. (a)(d)	900,000	4,915,276
TOTAL AUSTRALIA		54,337,028
Austria - 0.7%
Andritz AG	113,496	6,771,766
Bermuda - 0.5%
Noble Group Ltd.	3,250,000	5,344,370
Brazil - 1.8%
Cosan SA Industria e Comercio	1,070,000	18,841,836
Cayman Islands - 5.9%
CNinsure, Inc. ADR	415,900	5,843,395
Himax Technologies, Inc. sponsored ADR (d)	7,953,009	40,003,638
LDK Solar Co. Ltd. Sponsored ADR (d)	458,200	14,543,268
TOTAL CAYMAN ISLANDS		60,390,301
China - 6.3%
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	1,829,041	9,949,983
First Tractor Co. Ltd. (H Shares) (a)	15,940,000	7,813,375
Focus Media Holding Ltd. ADR (a)(d)	370,000	13,649,300
Global Bio-Chem Technology Group Co. Ltd.	50,703,300	23,552,215
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	280,000	9,601,200
TOTAL CHINA		64,566,073
Finland - 2.3%
KCI Konecranes Oyj	180,000	7,879,184
Outotec Oyj	250,406	15,710,625
TOTAL FINLAND		23,589,809
France - 1.9%
Nexans SA (d)	98,374	13,102,733
Ubisoft Entertainment SA (a)	58,569	5,906,511
TOTAL FRANCE		19,009,244
Germany - 7.3%
Demag Cranes AG	123,000	6,828,064
GEA Group AG	804,800	29,838,866
Q-Cells AG (a)(d)	149,285	17,480,992
SGL Carbon AG (a)	300,008	20,518,085
TOTAL GERMANY		74,666,007
Common Stocks - continued
	Shares	Value
Hong Kong - 1.1%
BYD Electronic International Co. Ltd.	4,928,000	$ 5,450,859
China State Construction International Holdings Ltd.	3,500,000	5,829,478
TOTAL HONG KONG		11,280,337
Italy - 1.1%
Impregilo SpA (a)	1,800,000	10,981,402
Japan - 25.1%
Acca Networks Co. Ltd.	1,574	1,990,598
Access Co. Ltd. (a)(d)	2,000	5,668,957
Air Water, Inc.	391,000	3,949,498
Asics Corp.	446,000	4,520,432
Capcom Co. Ltd. (d)	218,900	6,593,660
CyberAgent, Inc. (d)	4,535	5,338,864
DeNA Co. Ltd.	200	1,421,131
Hikari Tsushin, Inc. (d)	184,100	6,761,608
Ibiden Co. Ltd.	135,000	5,890,199
Ichiyoshi Securities Co. Ltd. (d)	727,400	7,948,956
JAFCO Co. Ltd.	187,400	7,483,836
Japan Steel Works Ltd.	549,000	10,156,158
JGC Corp.	259,000	4,813,848
KK daVinci Advisors (a)(d)	10,292	9,874,107
Kurita Water Industries Ltd.	243,800	8,718,494
Miraial Co. Ltd.	85,900	2,630,776
Mitsumi Electric Co. Ltd.	220,400	7,374,923
Nabtesco Corp.	277,000	4,101,817
Namco Bandai Holdings, Inc.	265,100	3,325,950
NGK Insulators Ltd.	475,000	9,147,260
Nidec Sankyo Corp. (d)	1,233,000	9,269,929
Nintendo Co. Ltd.	19,500	10,715,640
Nippon Carbon Co. Ltd. (d)	1,207,000	5,166,504
Osaka Titanium Technolo Co. Ltd. (d)	39,800	2,710,581
Pal Co. Ltd. (d)	251,000	4,157,131
Rakuten, Inc.	21,728	13,570,879
SBI E*TRADE Securities Co. Ltd.	9,989	9,292,687
SBI Holdings, Inc. (d)	28,255	7,427,969
Sojitz Corp.	2,784,700	10,725,045
Sparx Group Co. Ltd. (d)	24,756	10,859,378
Sugi Pharmacy Co. Ltd. (d)	546,500	14,457,934
Sumco Corp.	362,100	9,191,907
Sumco Techxiv Corp.	205,800	6,275,246
Toho Titanium Co. Ltd. (d)	99,100	2,581,904
Tokai Carbon Co. Ltd.	951,000	9,962,257
Common Stocks - continued
	Shares	Value
Japan - continued
Tokyo Tatemono Co. Ltd.	613,000	$ 5,351,029
Ulvac, Inc. (d)	77,000	3,158,646
Wacom Co. Ltd. (d)	2,553	5,143,804
TOTAL JAPAN		257,729,542
Korea (South) - 1.1%
CJ CheilJedang Corp. (a)	44,860	11,402,248
Netherlands - 6.8%
Advanced Metallurgical Group NV (d)	244,778	16,782,839
Gemalto NV (a)	642,300	20,775,831
Koninklijke Wessanen NV	1,017,015	13,415,745
QIAGEN NV (a)	845,000	18,767,450
TOTAL NETHERLANDS		69,741,865
Norway - 5.9%
Marine Harvest ASA (a)(d)	36,207,000	23,972,022
Norwegian Property ASA (d)	293,400	2,559,324
Petroleum Geo-Services ASA	503,100	13,738,880
Pronova BioPharma ASA	1,000,000	3,457,760
Renewable Energy Corp. AS (a)(d)	485,000	16,603,389
TOTAL NORWAY		60,331,375
Papua New Guinea - 5.9%
Lihir Gold Ltd. (a)(d)	14,300,867	39,658,521
Lihir Gold Ltd. sponsored ADR	720,000	20,541,600
TOTAL PAPUA NEW GUINEA		60,200,121
Portugal - 0.8%
Banif SGPS SA	1,610,654	7,719,183
Spain - 0.4%
Tecnicas Reunidas SA	50,000	3,794,254
Switzerland - 1.5%
BB BIOTECH AG	200,000	15,380,162
Taiwan - 3.1%
HannStar Display Corp. (a)	58,942,292	27,295,716
Prime View International Co. Ltd.	2,919,000	4,544,235
TOTAL TAIWAN		31,839,951
United Kingdom - 8.6%
ARM Holdings PLC sponsored ADR	1,877,100	11,206,287
Autonomy Corp. PLC (a)	626,200	10,663,786
BlueBay Asset Management	708,100	4,575,609
Common Stocks - continued
	Shares	Value
United Kingdom - continued
easyJet PLC (a)	1,100,000	$ 6,752,594
Informa PLC	1,140,000	7,831,120
Invensys PLC (a)	3,400,000	20,212,549
Max Petroleum PLC (a)	4,500,000	6,061,677
Premier Foods PLC	5,990,000	15,363,407
Renovo Group PLC (a)	8,702,203	5,969,244
TOTAL UNITED KINGDOM		88,636,273
United States of America - 5.2%
AGCO Corp. (a)	92,700	5,574,051
Chiquita Brands International, Inc. (a)(d)	1,087,400	24,738,350
SiRF Technology Holdings, Inc. (a)(d)	1,400,000	8,274,000
Titanium Metals Corp. (d)	965,829	14,719,234
TOTAL UNITED STATES OF AMERICA		53,305,635
TOTAL COMMON STOCKS (Cost $924,217,012)		1,009,858,782
Money Market Funds - 17.8%

Fidelity Cash Central Fund, 2.51% (b)	763,271	763,271
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	181,846,700	181,846,700
TOTAL MONEY MARKET FUNDS (Cost $182,609,971)		182,609,971
TOTAL INVESTMENT PORTFOLIO - 116.4% (Cost $1,106,826,983)	1,192,468,753
NET OTHER ASSETS - (16.4)%	(167,640,041)
NET ASSETS - 100%	$ 1,024,828,712
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 219,457
Fidelity Securities Lending Cash Central Fund	2,025,719
Total	$ 2,245,176
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
First Tractor Co. Ltd. (H Shares)	$ 11,999,397	$ -	$ 1,621,480	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $171,831,255) - See accompanying schedule: Unaffiliated issuers (cost $924,217,012)	$ 1,009,858,782
Fidelity Central Funds (cost $182,609,971)	182,609,971
Total Investments (cost $1,106,826,983)		$ 1,192,468,753
Cash		7,049
Foreign currency held at value (cost $809,193)		809,046
Receivable for investments sold		16,098,888
Receivable for fund shares sold		503,379
Dividends receivable		3,224,567
Distributions receivable from Fidelity Central Funds		406,022
Prepaid expenses		2,746
Receivable from investment adviser for expense reductions		12,860
Other receivables		136,925
Total assets		1,213,670,235

Liabilities
Payable for investments purchased	$ 3,910,771
Payable for fund shares redeemed	1,790,825
Accrued management fee	915,746
Distribution fees payable	50,200
Other affiliated payables	277,533
Other payables and accrued expenses	49,748
Collateral on securities loaned, at value	181,846,700
Total liabilities		188,841,523

Net Assets		$ 1,024,828,712
Net Assets consist of:
Paid in capital		$ 1,003,752,360
Undistributed net investment income		682,720
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(65,143,378)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		85,537,010
Net Assets		$ 1,024,828,712

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($48,445,996 ÷ 3,551,066 shares)	$ 13.64

Maximum offering price per share (100/94.25 of $13.64)	$ 14.47
Class T: Net Asset Value and redemption price per share ($29,870,249 ÷ 2,200,491 shares)	$ 13.57

Maximum offering price per share (100/96.50 of $13.57)	$ 14.06
Class B: Net Asset Value and offering price per share ($7,220,760 ÷ 536,964 shares)A	$ 13.45

Class C: Net Asset Value and offering price per share ($26,761,762 ÷ 1,992,979 shares)A	$ 13.43

International Small Cap Opportunities: Net Asset Value, offering price and redemption price per share ($898,954,855 ÷ 65,512,019 shares)	$ 13.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($13,575,090 ÷ 990,219 shares)	$ 13.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 7,409,859
Interest		1,893
Income from Fidelity Central Funds (including $2,025,719 from security lending)		2,245,176
		9,656,928
Less foreign taxes withheld		(637,357)
Total income		9,019,571

Expenses
Management fee Basic fee	$ 4,943,260
Performance adjustment	1,169,580
Transfer agent fees	1,406,895
Distribution fees	344,370
Accounting and security lending fees	284,890
Custodian fees and expenses	128,629
Independent trustees' compensation	2,591
Registration fees	44,924
Audit	36,560
Legal	2,891
Interest	34,185
Miscellaneous	188,522
Total expenses before reductions	8,587,297
Expense reductions	(279,344)	8,307,953
Net investment income (loss)		711,618
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(58,502,678)
Other affiliated issuers	64,894
Foreign currency transactions	397,051
Total net realized gain (loss)		(58,040,733)
Change in net unrealized appreciation (depreciation) on: Investment securities	(250,051,832)
Assets and liabilities in foreign currencies	(44,812)
Total change in net unrealized appreciation (depreciation)		(250,096,644)
Net gain (loss)		(308,137,377)
Net increase (decrease) in net assets resulting from operations		$ (307,425,759)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 711,618	$ 5,724,841
Net realized gain (loss)	(58,040,733)	184,590,119
Change in net unrealized appreciation (depreciation)	(250,096,644)	219,203,434
Net increase (decrease) in net assets resulting from operations	(307,425,759)	409,518,394
Distributions to shareholders from net investment income	(4,817,372)	-
Distributions to shareholders from net realized gain	(154,491,926)	-
Total distributions	(159,309,298)	-
Share transactions - net increase (decrease)	(139,316,924)	127,196,896
Redemption fees	205,905	783,954
Total increase (decrease) in net assets	(605,846,076)	537,499,244

Net Assets
Beginning of period	1,630,674,788	1,093,175,544
End of period (including undistributed net investment income of $682,720 and undistributed net investment income of $5,724,841, respectively)	$ 1,024,828,712	$ 1,630,674,788

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 18.97	$ 14.18	$ 10.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.02	- J	- J
Net realized and unrealized gain (loss)	(3.43)	4.76	3.74	.40
Total from investment operations	(3.43)	4.78	3.74	.40
Distributions from net investment income	(.03)	-	-	-
Distributions from net realized gain	(1.88)	-	- J	-
Total distributions	(1.90) K	-	- J	-
Redemption fees added to paid in capital E	- J	.01	.03	.01
Net asset value, end of period	$ 13.64	$ 18.97	$ 14.18	$ 10.41
Total Return B, C, D	(19.08)%	33.78%	36.25%	4.10%
Ratios to Average Net Assets F, I
Expenses before reductions	1.73% A	1.63%	1.63%	2.67% A
Expenses net of fee waivers, if any	1.65% A	1.63%	1.63%	1.65% A
Expenses net of all reductions	1.61% A	1.59%	1.51%	1.54% A
Net investment income (loss)	(.05)% A	.10%	.02%	(.09)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,446	$ 70,785	$ 35,674	$ 5,533
Portfolio turnover rate G	68% A	107%	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period August 2, 2005 (commencement of operations) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $1.903 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 18.85	$ 14.12	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.02)	(.03)	(.01)
Net realized and unrealized gain (loss)	(3.41)	4.74	3.74	.38
Total from investment operations	(3.43)	4.72	3.71	.37
Distributions from net realized gain	(1.85) K	-	-	-
Redemption fees added to paid in capital E	- J	.01	.03	.01
Net asset value, end of period	$ 13.57	$ 18.85	$ 14.12	$ 10.38
Total Return B, C, D	(19.19)%	33.50%	36.03%	3.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.99% A	1.85%	1.85%	2.92% A
Expenses net of fee waivers, if any	1.90% A	1.85%	1.85%	1.90% A
Expenses net of all reductions	1.86% A	1.81%	1.74%	1.78% A
Net investment income (loss)	(.30)% A	(.13)%	(.20)%	(.33)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,870	$ 46,568	$ 28,309	$ 2,704
Portfolio turnover rate G	68% A	107%	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period August 2, 2005 (commencement of operations) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $1.852 per share is comprised of distributions from net realized gain of $1.852 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 18.64	$ 14.04	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.11)	(.10)	(.02)
Net realized and unrealized gain (loss)	(3.37)	4.70	3.74	.38
Total from investment operations	(3.43)	4.59	3.64	.36
Distributions from net realized gain	(1.76) K	-	-	-
Redemption fees added to paid in capital E	- J	.01	.03	.01
Net asset value, end of period	$ 13.45	$ 18.64	$ 14.04	$ 10.37
Total Return B, C, D	(19.38)%	32.76%	35.39%	3.70%
Ratios to Average Net Assets F, I
Expenses before reductions	2.49% A	2.40%	2.45%	3.43% A
Expenses net of fee waivers, if any	2.40% A	2.40%	2.41%	2.40% A
Expenses net of all reductions	2.36% A	2.36%	2.30%	2.27% A
Net investment income (loss)	(.80)% A	(.67)%	(.76)%	(.82)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,221	$ 10,975	$ 7,709	$ 1,705
Portfolio turnover rate G	68% A	107%	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period August 2, 2005 (commencement of operations) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $1.760 per share is comprised of distributions from net realized gain of $1.760 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 18.63	$ 14.03	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.11)	(.10)	(.02)
Net realized and unrealized gain (loss)	(3.36)	4.70	3.73	.38
Total from investment operations	(3.42)	4.59	3.63	.36
Distributions from net realized gain	(1.78) K	-	-	-
Redemption fees added to paid in capital E	- J	.01	.03	.01
Net asset value, end of period	$ 13.43	$ 18.63	$ 14.03	$ 10.37
Total Return B, C, D	(19.37)%	32.79%	35.29%	3.70%
Ratios to Average Net Assets F, I
Expenses before reductions	2.49% A	2.38%	2.38%	3.32% A
Expenses net of fee waivers, if any	2.40% A	2.38%	2.38%	2.40% A
Expenses net of all reductions	2.36% A	2.34%	2.27%	2.29% A
Net investment income (loss)	(.80)% A	(.66)%	(.73)%	(.84)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,762	$ 40,894	$ 26,320	$ 3,317
Portfolio turnover rate G	68% A	107%	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period August 2, 2005 (commencement of operations) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $1.775 per share is comprised of distributions from net realized gain of $1.775 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap Opportunities

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 19.09	$ 14.23	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.07	.05	- I
Net realized and unrealized gain (loss)	(3.44)	4.78	3.75	.39
Total from investment operations	(3.43)	4.85	3.80	.39
Distributions from net investment income	(.06)	-	-	-
Distributions from net realized gain	(1.88)	-	- I	-
Total distributions	(1.94) J	-	- I	-
Redemption fees added to paid in capital D	- I	.01	.03	.01
Net asset value, end of period	$ 13.72	$ 19.09	$ 14.23	$ 10.40
Total Return B, C	(18.98)%	34.15%	36.86%	4.00%
Ratios to Average Net Assets E, H
Expenses before reductions	1.42% A	1.30%	1.28%	2.25% A
Expenses net of fee waivers, if any	1.42% A	1.30%	1.28%	1.40% A
Expenses net of all reductions	1.38% A	1.25%	1.16%	1.31% A
Net investment income (loss)	.18% A	.43%	.37%	.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 898,955	$ 1,433,844	$ 981,210	$ 197,349
Portfolio turnover rate F	68% A	107%	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 2, 2005 (commencement of operations) to October 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $1.942 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 19.09	$ 14.22	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.08	.05	- I
Net realized and unrealized gain (loss)	(3.45)	4.78	3.74	.39
Total from investment operations	(3.43)	4.86	3.79	.39
Distributions from net investment income	(.07)	-	-	-
Distributions from net realized gain	(1.88)	-	- I	-
Total distributions	(1.95) J	-	- I	-
Redemption fees added to paid in capital D	- I	.01	.03	.01
Net asset value, end of period	$ 13.71	$ 19.09	$ 14.22	$ 10.40
Total Return B, C	(18.98)%	34.25%	36.77%	4.00%
Ratios to Average Net Assets E, H
Expenses before reductions	1.39% A	1.29%	1.25%	2.25% A
Expenses net of fee waivers, if any	1.39% A	1.29%	1.25%	1.40% A
Expenses net of all reductions	1.35% A	1.25%	1.14%	1.29% A
Net investment income (loss)	.21% A	.44%	.40%	.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,575	$ 27,609	$ 13,954	$ 2,849
Portfolio turnover rate F	68% A	107%	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 2, 2005 (commencement of operations) to October 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $1.952 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Small Cap Opportunities, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), certain foreign taxes, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 180,961,552
Unrealized depreciation	(99,961,349)
Net unrealized appreciation (depreciation)	$ 81,000,203
Cost for federal income tax purposes	$ 1,111,468,550

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $403,798,880 and $634,542,242, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Small Cap Opportunities as compared to an appropriate benchmark index. The Fund's performance adjustment took effect in August 2006. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate, including the performance adjustment, was 1.06% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 66,369	$ 7,159
Class T	.25%	.25%	85,086	3,118
Class B	.75%	.25%	40,611	30,688
Class C	.75%	.25%	152,304	33,431
			$ 344,370	$ 74,396

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12,508
Class T	4,526
Class B*	19,440
Class C*	3,892
$ 40,366

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for International Small Cap Opportunities shares. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 80,041.30
Class T	51,679.30
Class B	12,401.31
Class C	46,327.30
International Small Cap Opportunities	1,196,556.24
Institutional Clas	19,891.21
	$ 1,406,895

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,170 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,173,520	3.69%	$ 31,658

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,205 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $10,703,000. The weighted average interest rate was 4.25%. The interest expense amounted to $2,527 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

10. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.65%	$ 21,383
Class T	1.90%	13,851
Class B	2.40%	3,401
Class C	2.40%	12,522
		$ 51,157

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $225,580 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
International Small Cap Opportunities	$ 2,607

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 91,280	$ -
International Small Cap Opportunities	4,620,425	-
Institutional Class	105,667	-
Total	$ 4,817,372	$ -
From net realized gain
Class A	$ 6,856,940	$ -
Class T	4,515,065	-
Class B	1,019,225	-
Class C	3,838,504	-
International Small Cap Opportunities	135,580,534	-
Institutional Class	2,681,658	-
Total	$ 154,491,926	$ -

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	505,370	2,107,892	$ 7,177,740	$ 35,531,826
Reinvestment of distributions	416,175	-	6,313,370	-
Shares redeemed	(1,101,413)	(892,381)	(15,249,839)	(14,908,147)
Net increase (decrease)	(179,868)	1,215,511	$ (1,758,729)	$ 20,623,679
Class T
Shares sold	173,264	1,311,252	$ 2,467,403	$ 21,607,239
Reinvestment of distributions	288,615	-	4,360,975	-
Shares redeemed	(731,545)	(845,477)	(10,011,389)	(14,215,111)
Net increase (decrease)	(269,666)	465,775	$ (3,183,011)	$ 7,392,128

Semiannual Report

13. Share Transactions - continued

Transactions for each class of shares were as follows - continued

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class B
Shares sold	44,285	286,293	$ 626,855	$ 4,653,400
Reinvestment of distributions	61,167	-	917,505	-
Shares redeemed	(157,363)	(246,522)	(2,137,014)	(4,027,585)
Net increase (decrease)	(51,911)	39,771	$ (592,654)	$ 625,815
Class C
Shares sold	162,520	888,414	$ 2,310,015	$ 14,698,282
Reinvestment of distributions	216,878	-	3,248,838	-
Shares redeemed	(581,499)	(569,219)	(7,782,183)	(9,379,169)
Net increase (decrease)	(202,101)	319,195	$ (2,223,330)	$ 5,319,113
International Small Cap Opportunities
Shares sold	6,837,498	48,402,736	$ 97,669,217	$ 800,622,633
Reinvestment of distributions	8,363,264	-	127,539,782	-
Shares redeemed	(24,781,966)	(42,286,931)	(350,820,196)	(715,447,148)
Net increase (decrease)	(9,581,204)	6,115,805	$ (125,611,197)	$ 85,175,485
Institutional Class
Shares sold	98,379	903,141	$ 1,441,182	$ 15,436,027
Reinvestment of distributions	149,148	-	2,273,017	-
Shares redeemed	(703,752)	(437,882)	(9,662,202)	(7,375,351)
Net increase (decrease)	(456,225)	465,259	$ (5,948,003)	$ 8,060,676

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on December 13, 2007. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to reduce the required quorum for shareholder meetings.A
	# of Votes	% of Votes
Affirmative	45,014,793,255.82	80.372
Against	6,871,112,667.08	12.268
Abstain	2,163,456,438.02	3.863
Broker Non-Votes	1,958,633,563.89	3.497
TOTAL	56,007,995,924.81	100.000
PROPOSAL 2
To elect the nominees specified below as Trustees.A
James C. Curvey
Affirmative	53,384,952,361.03	95.317
Withheld	2,623,043,563.78	4.683
TOTAL	56,007,995,924.81	100.000
Dennis J. Dirks
Affirmative	53,595,104,608.67	95.692
Withheld	2,412,891,316.14	4.308
TOTAL	56,007,995,924.81	100.000
Albert R. Gamper, Jr.
Affirmative	53,570,235,221.69	95.647
Withheld	2,437,760,703.12	4.353
TOTAL	56,007,995,924.81	100.000
George H. Heilmeier
Affirmative	53,166,350,588.50	94.926
Withheld	2,841,645,336.31	5.074
TOTAL	56,007,995,924.81	100.000
Edward C. Johnson 3d
Affirmative	53,230,508,654.93	95.041
Withheld	2,777,487,269.88	4.959
TOTAL	56,007,995,924.81	100.000
James H. Keyes
Affirmative	53,549,161,456.52	95.610
Withheld	2,458,834,468.29	4.390
TOTAL	56,007,995,924.81	100.000
Marie L. Knowles
Affirmative	53,543,925,066.86	95.601
Withheld	2,464,070,857.95	4.399
TOTAL	56,007,995,924.81	100.000
Ned C. Lautenbach
Affirmative	53,547,116,322.50	95.606
Withheld	2,460,879,602.31	4.394
TOTAL	56,007,995,924.81	100.000
Cornelia M. Small
Affirmative	53,564,793,514.25	95.638
Withheld	2,443,202,410.56	4.362
TOTAL	56,007,995,924.81	100.000
William S. Stavropoulos
Affirmative	53,426,544,502.76	95.391
Withheld	2,581,451,422.05	4.609
TOTAL	56,007,995,924.81	100.000
Kenneth L. Wolfe
Affirmative	53,229,881,790.63	95.040
Withheld	2,778,114,134.18	4.960
TOTAL	56,007,995,924.81	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	44,485,656,811.55	94.702
Withheld	2,488,551,854.62	5.298
TOTAL	46,974,208,666.17	100.000
Dennis J. Dirks
Affirmative	44,706,671,638.31	95.173
Withheld	2,267,537,027.86	4.827
TOTAL	46,974,208,666.17	100.000
Edward C. Johnson 3d
Affirmative	44,294,881,638.16	94.296
Withheld	2,679,327,028.01	5.704
TOTAL	46,974,208,666.17	100.000
Alan J. Lacy
Affirmative	44,685,373,413.16	95.127
Withheld	2,288,835,253.01	4.873
TOTAL	46,974,208,666.17	100.000
Ned C. Lautenbach
Affirmative	44,634,541,379.41	95.019
Withheld	2,339,667,286.76	4.981
TOTAL	46,974,208,666.17	100.000
Joseph Mauriello
Affirmative	44,683,962,099.80	95.124
Withheld	2,290,246,566.37	4.876
TOTAL	46,974,208,666.17	100.000
Cornelia M. Small
Affirmative	44,671,688,375.36	95.098
Withheld	2,302,520,290.81	4.902
TOTAL	46,974,208,666.17	100.000
William S. Stavropoulos
Affirmative	44,465,262,087.61	94.659
Withheld	2,508,946,578.56	5.341
TOTAL	46,974,208,666.17	100.000
David M. Thomas
Affirmative	44,694,340,813.87	95.147
Withheld	2,279,867,852.30	4.853
TOTAL	46,974,208,666.17	100.000
Michael E. Wiley
Affirmative	44,686,513,174.78	95.130
Withheld	2,287,695,491.39	4.870
TOTAL	46,974,208,666.17	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

AILS-USAN-0608
1.815093.102

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
International Small Cap Opportunities
Fund - Institutional Class

Semiannual Report

April 30, 2008

Institutional Class
is a class of Fidelity®
International Small Cap
Opportunities Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 809.20	$ 7.42
HypotheticalA	$ 1,000.00	$ 1,016.66	$ 8.27
Class T
Actual	$ 1,000.00	$ 808.10	$ 8.54
HypotheticalA	$ 1,000.00	$ 1,015.42	$ 9.52
Class B
Actual	$ 1,000.00	$ 806.20	$ 10.78
HypotheticalA	$ 1,000.00	$ 1,012.93	$ 12.01
Class C
Actual	$ 1,000.00	$ 806.30	$ 10.78
HypotheticalA	$ 1,000.00	$ 1,012.93	$ 12.01
International Small Cap Opportunities
Actual	$ 1,000.00	$ 810.20	$ 6.39
HypotheticalA	$ 1,000.00	$ 1,017.80	$ 7.12
Institutional Class
Actual	$ 1,000.00	$ 810.20	$ 6.26
HypotheticalA	$ 1,000.00	$ 1,017.95	$ 6.97

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.65%
Class T	1.90%
Class B	2.40%
Class C	2.40%
International Small Cap Opportunities	1.42%
Institutional Class	1.39%

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2008
Japan 25.1%
United Kingdom 8.6%
Germany 7.3%
Netherlands 6.8%
United States of America 6.6%
China 6.3%
Cayman Islands 5.9%
Norway 5.9%
Papua New Guinea 5.9%
Other 21.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2007
Japan 28.5%
United States of America 12.1%
United Kingdom 10.0%
Germany 8.6%
Norway 6.1%
Papua New Guinea 5.3%
Netherlands 4.5%
France 3.5%
Cayman Islands 3.0%
Other 18.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.6	95.0
Short-Term Investments and Net Other Assets	1.4	5.0
Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Lihir Gold Ltd. (Papua New Guinea, Metals & Mining)	5.9	5.3
Himax Technologies, Inc. sponsored ADR (Cayman Islands, Semiconductors & Semiconductor Equipment)	3.9	1.1
GEA Group AG (Germany, Machinery)	2.9	2.0
Downer EDI Ltd. (Australia, Commercial Services & Supplies)	2.9	1.5
HannStar Display Corp. (Taiwan, Electronic Equipment & Instruments)	2.7	1.6
Chiquita Brands International, Inc. (United States of America, Food Products)	2.4	1.3
Marine Harvest ASA (Norway, Food Products)	2.3	1.7
Global Bio-Chem Technology Group Co. Ltd. (China, Food Products)	2.3	1.2
Gemalto NV (Netherlands, Computers & Peripherals)	2.0	0.0
SGL Carbon AG (Germany, Electrical Equipment)	2.0	1.8
	29.3
Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	27.8	28.1
Information Technology	24.0	17.0
Consumer Staples	14.1	10.6
Materials	11.0	16.1
Financials	9.7	8.3
Consumer Discretionary	5.8	4.4
Health Care	4.2	5.5
Energy	2.0	4.6
Telecommunication Services	0.0	0.4

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Australia - 5.3%
Babcock & Brown Ltd. (d)	1,439,928	$ 19,965,718
Downer EDI Ltd.	4,307,343	29,456,034
Silex Systems Ltd. (a)(d)	900,000	4,915,276
TOTAL AUSTRALIA		54,337,028
Austria - 0.7%
Andritz AG	113,496	6,771,766
Bermuda - 0.5%
Noble Group Ltd.	3,250,000	5,344,370
Brazil - 1.8%
Cosan SA Industria e Comercio	1,070,000	18,841,836
Cayman Islands - 5.9%
CNinsure, Inc. ADR	415,900	5,843,395
Himax Technologies, Inc. sponsored ADR (d)	7,953,009	40,003,638
LDK Solar Co. Ltd. Sponsored ADR (d)	458,200	14,543,268
TOTAL CAYMAN ISLANDS		60,390,301
China - 6.3%
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	1,829,041	9,949,983
First Tractor Co. Ltd. (H Shares) (a)	15,940,000	7,813,375
Focus Media Holding Ltd. ADR (a)(d)	370,000	13,649,300
Global Bio-Chem Technology Group Co. Ltd.	50,703,300	23,552,215
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	280,000	9,601,200
TOTAL CHINA		64,566,073
Finland - 2.3%
KCI Konecranes Oyj	180,000	7,879,184
Outotec Oyj	250,406	15,710,625
TOTAL FINLAND		23,589,809
France - 1.9%
Nexans SA (d)	98,374	13,102,733
Ubisoft Entertainment SA (a)	58,569	5,906,511
TOTAL FRANCE		19,009,244
Germany - 7.3%
Demag Cranes AG	123,000	6,828,064
GEA Group AG	804,800	29,838,866
Q-Cells AG (a)(d)	149,285	17,480,992
SGL Carbon AG (a)	300,008	20,518,085
TOTAL GERMANY		74,666,007
Common Stocks - continued
	Shares	Value
Hong Kong - 1.1%
BYD Electronic International Co. Ltd.	4,928,000	$ 5,450,859
China State Construction International Holdings Ltd.	3,500,000	5,829,478
TOTAL HONG KONG		11,280,337
Italy - 1.1%
Impregilo SpA (a)	1,800,000	10,981,402
Japan - 25.1%
Acca Networks Co. Ltd.	1,574	1,990,598
Access Co. Ltd. (a)(d)	2,000	5,668,957
Air Water, Inc.	391,000	3,949,498
Asics Corp.	446,000	4,520,432
Capcom Co. Ltd. (d)	218,900	6,593,660
CyberAgent, Inc. (d)	4,535	5,338,864
DeNA Co. Ltd.	200	1,421,131
Hikari Tsushin, Inc. (d)	184,100	6,761,608
Ibiden Co. Ltd.	135,000	5,890,199
Ichiyoshi Securities Co. Ltd. (d)	727,400	7,948,956
JAFCO Co. Ltd.	187,400	7,483,836
Japan Steel Works Ltd.	549,000	10,156,158
JGC Corp.	259,000	4,813,848
KK daVinci Advisors (a)(d)	10,292	9,874,107
Kurita Water Industries Ltd.	243,800	8,718,494
Miraial Co. Ltd.	85,900	2,630,776
Mitsumi Electric Co. Ltd.	220,400	7,374,923
Nabtesco Corp.	277,000	4,101,817
Namco Bandai Holdings, Inc.	265,100	3,325,950
NGK Insulators Ltd.	475,000	9,147,260
Nidec Sankyo Corp. (d)	1,233,000	9,269,929
Nintendo Co. Ltd.	19,500	10,715,640
Nippon Carbon Co. Ltd. (d)	1,207,000	5,166,504
Osaka Titanium Technolo Co. Ltd. (d)	39,800	2,710,581
Pal Co. Ltd. (d)	251,000	4,157,131
Rakuten, Inc.	21,728	13,570,879
SBI E*TRADE Securities Co. Ltd.	9,989	9,292,687
SBI Holdings, Inc. (d)	28,255	7,427,969
Sojitz Corp.	2,784,700	10,725,045
Sparx Group Co. Ltd. (d)	24,756	10,859,378
Sugi Pharmacy Co. Ltd. (d)	546,500	14,457,934
Sumco Corp.	362,100	9,191,907
Sumco Techxiv Corp.	205,800	6,275,246
Toho Titanium Co. Ltd. (d)	99,100	2,581,904
Tokai Carbon Co. Ltd.	951,000	9,962,257
Common Stocks - continued
	Shares	Value
Japan - continued
Tokyo Tatemono Co. Ltd.	613,000	$ 5,351,029
Ulvac, Inc. (d)	77,000	3,158,646
Wacom Co. Ltd. (d)	2,553	5,143,804
TOTAL JAPAN		257,729,542
Korea (South) - 1.1%
CJ CheilJedang Corp. (a)	44,860	11,402,248
Netherlands - 6.8%
Advanced Metallurgical Group NV (d)	244,778	16,782,839
Gemalto NV (a)	642,300	20,775,831
Koninklijke Wessanen NV	1,017,015	13,415,745
QIAGEN NV (a)	845,000	18,767,450
TOTAL NETHERLANDS		69,741,865
Norway - 5.9%
Marine Harvest ASA (a)(d)	36,207,000	23,972,022
Norwegian Property ASA (d)	293,400	2,559,324
Petroleum Geo-Services ASA	503,100	13,738,880
Pronova BioPharma ASA	1,000,000	3,457,760
Renewable Energy Corp. AS (a)(d)	485,000	16,603,389
TOTAL NORWAY		60,331,375
Papua New Guinea - 5.9%
Lihir Gold Ltd. (a)(d)	14,300,867	39,658,521
Lihir Gold Ltd. sponsored ADR	720,000	20,541,600
TOTAL PAPUA NEW GUINEA		60,200,121
Portugal - 0.8%
Banif SGPS SA	1,610,654	7,719,183
Spain - 0.4%
Tecnicas Reunidas SA	50,000	3,794,254
Switzerland - 1.5%
BB BIOTECH AG	200,000	15,380,162
Taiwan - 3.1%
HannStar Display Corp. (a)	58,942,292	27,295,716
Prime View International Co. Ltd.	2,919,000	4,544,235
TOTAL TAIWAN		31,839,951
United Kingdom - 8.6%
ARM Holdings PLC sponsored ADR	1,877,100	11,206,287
Autonomy Corp. PLC (a)	626,200	10,663,786
BlueBay Asset Management	708,100	4,575,609
Common Stocks - continued
	Shares	Value
United Kingdom - continued
easyJet PLC (a)	1,100,000	$ 6,752,594
Informa PLC	1,140,000	7,831,120
Invensys PLC (a)	3,400,000	20,212,549
Max Petroleum PLC (a)	4,500,000	6,061,677
Premier Foods PLC	5,990,000	15,363,407
Renovo Group PLC (a)	8,702,203	5,969,244
TOTAL UNITED KINGDOM		88,636,273
United States of America - 5.2%
AGCO Corp. (a)	92,700	5,574,051
Chiquita Brands International, Inc. (a)(d)	1,087,400	24,738,350
SiRF Technology Holdings, Inc. (a)(d)	1,400,000	8,274,000
Titanium Metals Corp. (d)	965,829	14,719,234
TOTAL UNITED STATES OF AMERICA		53,305,635
TOTAL COMMON STOCKS (Cost $924,217,012)		1,009,858,782
Money Market Funds - 17.8%

Fidelity Cash Central Fund, 2.51% (b)	763,271	763,271
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	181,846,700	181,846,700
TOTAL MONEY MARKET FUNDS (Cost $182,609,971)		182,609,971
TOTAL INVESTMENT PORTFOLIO - 116.4% (Cost $1,106,826,983)	1,192,468,753
NET OTHER ASSETS - (16.4)%	(167,640,041)
NET ASSETS - 100%	$ 1,024,828,712
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 219,457
Fidelity Securities Lending Cash Central Fund	2,025,719
Total	$ 2,245,176
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
First Tractor Co. Ltd. (H Shares)	$ 11,999,397	$ -	$ 1,621,480	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $171,831,255) - See accompanying schedule: Unaffiliated issuers (cost $924,217,012)	$ 1,009,858,782
Fidelity Central Funds (cost $182,609,971)	182,609,971
Total Investments (cost $1,106,826,983)		$ 1,192,468,753
Cash		7,049
Foreign currency held at value (cost $809,193)		809,046
Receivable for investments sold		16,098,888
Receivable for fund shares sold		503,379
Dividends receivable		3,224,567
Distributions receivable from Fidelity Central Funds		406,022
Prepaid expenses		2,746
Receivable from investment adviser for expense reductions		12,860
Other receivables		136,925
Total assets		1,213,670,235

Liabilities
Payable for investments purchased	$ 3,910,771
Payable for fund shares redeemed	1,790,825
Accrued management fee	915,746
Distribution fees payable	50,200
Other affiliated payables	277,533
Other payables and accrued expenses	49,748
Collateral on securities loaned, at value	181,846,700
Total liabilities		188,841,523

Net Assets		$ 1,024,828,712
Net Assets consist of:
Paid in capital		$ 1,003,752,360
Undistributed net investment income		682,720
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(65,143,378)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		85,537,010
Net Assets		$ 1,024,828,712

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($48,445,996 ÷ 3,551,066 shares)	$ 13.64

Maximum offering price per share (100/94.25 of $13.64)	$ 14.47
Class T: Net Asset Value and redemption price per share ($29,870,249 ÷ 2,200,491 shares)	$ 13.57

Maximum offering price per share (100/96.50 of $13.57)	$ 14.06
Class B: Net Asset Value and offering price per share ($7,220,760 ÷ 536,964 shares)A	$ 13.45

Class C: Net Asset Value and offering price per share ($26,761,762 ÷ 1,992,979 shares)A	$ 13.43

International Small Cap Opportunities: Net Asset Value, offering price and redemption price per share ($898,954,855 ÷ 65,512,019 shares)	$ 13.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($13,575,090 ÷ 990,219 shares)	$ 13.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 7,409,859
Interest		1,893
Income from Fidelity Central Funds (including $2,025,719 from security lending)		2,245,176
		9,656,928
Less foreign taxes withheld		(637,357)
Total income		9,019,571

Expenses
Management fee Basic fee	$ 4,943,260
Performance adjustment	1,169,580
Transfer agent fees	1,406,895
Distribution fees	344,370
Accounting and security lending fees	284,890
Custodian fees and expenses	128,629
Independent trustees' compensation	2,591
Registration fees	44,924
Audit	36,560
Legal	2,891
Interest	34,185
Miscellaneous	188,522
Total expenses before reductions	8,587,297
Expense reductions	(279,344)	8,307,953
Net investment income (loss)		711,618
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(58,502,678)
Other affiliated issuers	64,894
Foreign currency transactions	397,051
Total net realized gain (loss)		(58,040,733)
Change in net unrealized appreciation (depreciation) on: Investment securities	(250,051,832)
Assets and liabilities in foreign currencies	(44,812)
Total change in net unrealized appreciation (depreciation)		(250,096,644)
Net gain (loss)		(308,137,377)
Net increase (decrease) in net assets resulting from operations		$ (307,425,759)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 711,618	$ 5,724,841
Net realized gain (loss)	(58,040,733)	184,590,119
Change in net unrealized appreciation (depreciation)	(250,096,644)	219,203,434
Net increase (decrease) in net assets resulting from operations	(307,425,759)	409,518,394
Distributions to shareholders from net investment income	(4,817,372)	-
Distributions to shareholders from net realized gain	(154,491,926)	-
Total distributions	(159,309,298)	-
Share transactions - net increase (decrease)	(139,316,924)	127,196,896
Redemption fees	205,905	783,954
Total increase (decrease) in net assets	(605,846,076)	537,499,244

Net Assets
Beginning of period	1,630,674,788	1,093,175,544
End of period (including undistributed net investment income of $682,720 and undistributed net investment income of $5,724,841, respectively)	$ 1,024,828,712	$ 1,630,674,788

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 18.97	$ 14.18	$ 10.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.02	- J	- J
Net realized and unrealized gain (loss)	(3.43)	4.76	3.74	.40
Total from investment operations	(3.43)	4.78	3.74	.40
Distributions from net investment income	(.03)	-	-	-
Distributions from net realized gain	(1.88)	-	- J	-
Total distributions	(1.90) K	-	- J	-
Redemption fees added to paid in capital E	- J	.01	.03	.01
Net asset value, end of period	$ 13.64	$ 18.97	$ 14.18	$ 10.41
Total Return B, C, D	(19.08)%	33.78%	36.25%	4.10%
Ratios to Average Net Assets F, I
Expenses before reductions	1.73% A	1.63%	1.63%	2.67% A
Expenses net of fee waivers, if any	1.65% A	1.63%	1.63%	1.65% A
Expenses net of all reductions	1.61% A	1.59%	1.51%	1.54% A
Net investment income (loss)	(.05)% A	.10%	.02%	(.09)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,446	$ 70,785	$ 35,674	$ 5,533
Portfolio turnover rate G	68% A	107%	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period August 2, 2005 (commencement of operations) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $1.903 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 18.85	$ 14.12	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.02)	(.03)	(.01)
Net realized and unrealized gain (loss)	(3.41)	4.74	3.74	.38
Total from investment operations	(3.43)	4.72	3.71	.37
Distributions from net realized gain	(1.85) K	-	-	-
Redemption fees added to paid in capital E	- J	.01	.03	.01
Net asset value, end of period	$ 13.57	$ 18.85	$ 14.12	$ 10.38
Total Return B, C, D	(19.19)%	33.50%	36.03%	3.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.99% A	1.85%	1.85%	2.92% A
Expenses net of fee waivers, if any	1.90% A	1.85%	1.85%	1.90% A
Expenses net of all reductions	1.86% A	1.81%	1.74%	1.78% A
Net investment income (loss)	(.30)% A	(.13)%	(.20)%	(.33)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,870	$ 46,568	$ 28,309	$ 2,704
Portfolio turnover rate G	68% A	107%	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period August 2, 2005 (commencement of operations) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $1.852 per share is comprised of distributions from net realized gain of $1.852 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 18.64	$ 14.04	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.11)	(.10)	(.02)
Net realized and unrealized gain (loss)	(3.37)	4.70	3.74	.38
Total from investment operations	(3.43)	4.59	3.64	.36
Distributions from net realized gain	(1.76) K	-	-	-
Redemption fees added to paid in capital E	- J	.01	.03	.01
Net asset value, end of period	$ 13.45	$ 18.64	$ 14.04	$ 10.37
Total Return B, C, D	(19.38)%	32.76%	35.39%	3.70%
Ratios to Average Net Assets F, I
Expenses before reductions	2.49% A	2.40%	2.45%	3.43% A
Expenses net of fee waivers, if any	2.40% A	2.40%	2.41%	2.40% A
Expenses net of all reductions	2.36% A	2.36%	2.30%	2.27% A
Net investment income (loss)	(.80)% A	(.67)%	(.76)%	(.82)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,221	$ 10,975	$ 7,709	$ 1,705
Portfolio turnover rate G	68% A	107%	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period August 2, 2005 (commencement of operations) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $1.760 per share is comprised of distributions from net realized gain of $1.760 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 18.63	$ 14.03	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.11)	(.10)	(.02)
Net realized and unrealized gain (loss)	(3.36)	4.70	3.73	.38
Total from investment operations	(3.42)	4.59	3.63	.36
Distributions from net realized gain	(1.78) K	-	-	-
Redemption fees added to paid in capital E	- J	.01	.03	.01
Net asset value, end of period	$ 13.43	$ 18.63	$ 14.03	$ 10.37
Total Return B, C, D	(19.37)%	32.79%	35.29%	3.70%
Ratios to Average Net Assets F, I
Expenses before reductions	2.49% A	2.38%	2.38%	3.32% A
Expenses net of fee waivers, if any	2.40% A	2.38%	2.38%	2.40% A
Expenses net of all reductions	2.36% A	2.34%	2.27%	2.29% A
Net investment income (loss)	(.80)% A	(.66)%	(.73)%	(.84)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,762	$ 40,894	$ 26,320	$ 3,317
Portfolio turnover rate G	68% A	107%	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period August 2, 2005 (commencement of operations) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $1.775 per share is comprised of distributions from net realized gain of $1.775 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap Opportunities

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 19.09	$ 14.23	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.07	.05	- I
Net realized and unrealized gain (loss)	(3.44)	4.78	3.75	.39
Total from investment operations	(3.43)	4.85	3.80	.39
Distributions from net investment income	(.06)	-	-	-
Distributions from net realized gain	(1.88)	-	- I	-
Total distributions	(1.94) J	-	- I	-
Redemption fees added to paid in capital D	- I	.01	.03	.01
Net asset value, end of period	$ 13.72	$ 19.09	$ 14.23	$ 10.40
Total Return B, C	(18.98)%	34.15%	36.86%	4.00%
Ratios to Average Net Assets E, H
Expenses before reductions	1.42% A	1.30%	1.28%	2.25% A
Expenses net of fee waivers, if any	1.42% A	1.30%	1.28%	1.40% A
Expenses net of all reductions	1.38% A	1.25%	1.16%	1.31% A
Net investment income (loss)	.18% A	.43%	.37%	.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 898,955	$ 1,433,844	$ 981,210	$ 197,349
Portfolio turnover rate F	68% A	107%	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 2, 2005 (commencement of operations) to October 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $1.942 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 19.09	$ 14.22	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.08	.05	- I
Net realized and unrealized gain (loss)	(3.45)	4.78	3.74	.39
Total from investment operations	(3.43)	4.86	3.79	.39
Distributions from net investment income	(.07)	-	-	-
Distributions from net realized gain	(1.88)	-	- I	-
Total distributions	(1.95) J	-	- I	-
Redemption fees added to paid in capital D	- I	.01	.03	.01
Net asset value, end of period	$ 13.71	$ 19.09	$ 14.22	$ 10.40
Total Return B, C	(18.98)%	34.25%	36.77%	4.00%
Ratios to Average Net Assets E, H
Expenses before reductions	1.39% A	1.29%	1.25%	2.25% A
Expenses net of fee waivers, if any	1.39% A	1.29%	1.25%	1.40% A
Expenses net of all reductions	1.35% A	1.25%	1.14%	1.29% A
Net investment income (loss)	.21% A	.44%	.40%	.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,575	$ 27,609	$ 13,954	$ 2,849
Portfolio turnover rate F	68% A	107%	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 2, 2005 (commencement of operations) to October 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $1.952 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Small Cap Opportunities, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), certain foreign taxes, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 180,961,552
Unrealized depreciation	(99,961,349)
Net unrealized appreciation (depreciation)	$ 81,000,203
Cost for federal income tax purposes	$ 1,111,468,550

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $403,798,880 and $634,542,242, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Small Cap Opportunities as compared to an appropriate benchmark index. The Fund's performance adjustment took effect in August 2006. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate, including the performance adjustment, was 1.06% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 66,369	$ 7,159
Class T	.25%	.25%	85,086	3,118
Class B	.75%	.25%	40,611	30,688
Class C	.75%	.25%	152,304	33,431
			$ 344,370	$ 74,396

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12,508
Class T	4,526
Class B*	19,440
Class C*	3,892
$ 40,366

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for International Small Cap Opportunities shares. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 80,041.30
Class T	51,679.30
Class B	12,401.31
Class C	46,327.30
International Small Cap Opportunities	1,196,556.24
Institutional Clas	19,891.21
	$ 1,406,895

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,170 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,173,520	3.69%	$ 31,658

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,205 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $10,703,000. The weighted average interest rate was 4.25%. The interest expense amounted to $2,527 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

10. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.65%	$ 21,383
Class T	1.90%	13,851
Class B	2.40%	3,401
Class C	2.40%	12,522
		$ 51,157

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $225,580 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
International Small Cap Opportunities	$ 2,607

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 91,280	$ -
International Small Cap Opportunities	4,620,425	-
Institutional Class	105,667	-
Total	$ 4,817,372	$ -
From net realized gain
Class A	$ 6,856,940	$ -
Class T	4,515,065	-
Class B	1,019,225	-
Class C	3,838,504	-
International Small Cap Opportunities	135,580,534	-
Institutional Class	2,681,658	-
Total	$ 154,491,926	$ -

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	505,370	2,107,892	$ 7,177,740	$ 35,531,826
Reinvestment of distributions	416,175	-	6,313,370	-
Shares redeemed	(1,101,413)	(892,381)	(15,249,839)	(14,908,147)
Net increase (decrease)	(179,868)	1,215,511	$ (1,758,729)	$ 20,623,679
Class T
Shares sold	173,264	1,311,252	$ 2,467,403	$ 21,607,239
Reinvestment of distributions	288,615	-	4,360,975	-
Shares redeemed	(731,545)	(845,477)	(10,011,389)	(14,215,111)
Net increase (decrease)	(269,666)	465,775	$ (3,183,011)	$ 7,392,128

Semiannual Report

13. Share Transactions - continued

Transactions for each class of shares were as follows - continued

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class B
Shares sold	44,285	286,293	$ 626,855	$ 4,653,400
Reinvestment of distributions	61,167	-	917,505	-
Shares redeemed	(157,363)	(246,522)	(2,137,014)	(4,027,585)
Net increase (decrease)	(51,911)	39,771	$ (592,654)	$ 625,815
Class C
Shares sold	162,520	888,414	$ 2,310,015	$ 14,698,282
Reinvestment of distributions	216,878	-	3,248,838	-
Shares redeemed	(581,499)	(569,219)	(7,782,183)	(9,379,169)
Net increase (decrease)	(202,101)	319,195	$ (2,223,330)	$ 5,319,113
International Small Cap Opportunities
Shares sold	6,837,498	48,402,736	$ 97,669,217	$ 800,622,633
Reinvestment of distributions	8,363,264	-	127,539,782	-
Shares redeemed	(24,781,966)	(42,286,931)	(350,820,196)	(715,447,148)
Net increase (decrease)	(9,581,204)	6,115,805	$ (125,611,197)	$ 85,175,485
Institutional Class
Shares sold	98,379	903,141	$ 1,441,182	$ 15,436,027
Reinvestment of distributions	149,148	-	2,273,017	-
Shares redeemed	(703,752)	(437,882)	(9,662,202)	(7,375,351)
Net increase (decrease)	(456,225)	465,259	$ (5,948,003)	$ 8,060,676

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on December 13, 2007. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to reduce the required quorum for shareholder meetings.A
	# of Votes	% of Votes
Affirmative	45,014,793,255.82	80.372
Against	6,871,112,667.08	12.268
Abstain	2,163,456,438.02	3.863
Broker Non-Votes	1,958,633,563.89	3.497
TOTAL	56,007,995,924.81	100.000
PROPOSAL 2
To elect the nominees specified below as Trustees.A
James C. Curvey
Affirmative	53,384,952,361.03	95.317
Withheld	2,623,043,563.78	4.683
TOTAL	56,007,995,924.81	100.000
Dennis J. Dirks
Affirmative	53,595,104,608.67	95.692
Withheld	2,412,891,316.14	4.308
TOTAL	56,007,995,924.81	100.000
Albert R. Gamper, Jr.
Affirmative	53,570,235,221.69	95.647
Withheld	2,437,760,703.12	4.353
TOTAL	56,007,995,924.81	100.000
George H. Heilmeier
Affirmative	53,166,350,588.50	94.926
Withheld	2,841,645,336.31	5.074
TOTAL	56,007,995,924.81	100.000
Edward C. Johnson 3d
Affirmative	53,230,508,654.93	95.041
Withheld	2,777,487,269.88	4.959
TOTAL	56,007,995,924.81	100.000
James H. Keyes
Affirmative	53,549,161,456.52	95.610
Withheld	2,458,834,468.29	4.390
TOTAL	56,007,995,924.81	100.000
Marie L. Knowles
Affirmative	53,543,925,066.86	95.601
Withheld	2,464,070,857.95	4.399
TOTAL	56,007,995,924.81	100.000
Ned C. Lautenbach
Affirmative	53,547,116,322.50	95.606
Withheld	2,460,879,602.31	4.394
TOTAL	56,007,995,924.81	100.000
Cornelia M. Small
Affirmative	53,564,793,514.25	95.638
Withheld	2,443,202,410.56	4.362
TOTAL	56,007,995,924.81	100.000
William S. Stavropoulos
Affirmative	53,426,544,502.76	95.391
Withheld	2,581,451,422.05	4.609
TOTAL	56,007,995,924.81	100.000
Kenneth L. Wolfe
Affirmative	53,229,881,790.63	95.040
Withheld	2,778,114,134.18	4.960
TOTAL	56,007,995,924.81	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	44,485,656,811.55	94.702
Withheld	2,488,551,854.62	5.298
TOTAL	46,974,208,666.17	100.000
Dennis J. Dirks
Affirmative	44,706,671,638.31	95.173
Withheld	2,267,537,027.86	4.827
TOTAL	46,974,208,666.17	100.000
Edward C. Johnson 3d
Affirmative	44,294,881,638.16	94.296
Withheld	2,679,327,028.01	5.704
TOTAL	46,974,208,666.17	100.000
Alan J. Lacy
Affirmative	44,685,373,413.16	95.127
Withheld	2,288,835,253.01	4.873
TOTAL	46,974,208,666.17	100.000
Ned C. Lautenbach
Affirmative	44,634,541,379.41	95.019
Withheld	2,339,667,286.76	4.981
TOTAL	46,974,208,666.17	100.000
Joseph Mauriello
Affirmative	44,683,962,099.80	95.124
Withheld	2,290,246,566.37	4.876
TOTAL	46,974,208,666.17	100.000
Cornelia M. Small
Affirmative	44,671,688,375.36	95.098
Withheld	2,302,520,290.81	4.902
TOTAL	46,974,208,666.17	100.000
William S. Stavropoulos
Affirmative	44,465,262,087.61	94.659
Withheld	2,508,946,578.56	5.341
TOTAL	46,974,208,666.17	100.000
David M. Thomas
Affirmative	44,694,340,813.87	95.147
Withheld	2,279,867,852.30	4.853
TOTAL	46,974,208,666.17	100.000
Michael E. Wiley
Affirmative	44,686,513,174.78	95.130
Withheld	2,287,695,491.39	4.870
TOTAL	46,974,208,666.17	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

AILSI-USAN-0608
1.815084.102

Fidelity®
International Value
Fund

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 907.00	$ 6.73
HypotheticalA	$ 1,000.00	$ 1,017.80	$ 7.12
Class T
Actual	$ 1,000.00	$ 905.80	$ 7.96
HypotheticalA	$ 1,000.00	$ 1,016.51	$ 8.42
Class B
Actual	$ 1,000.00	$ 904.10	$ 10.32
HypotheticalA	$ 1,000.00	$ 1,014.02	$ 10.92
Class C
Actual	$ 1,000.00	$ 904.20	$ 10.27
HypotheticalA	$ 1,000.00	$ 1,014.07	$ 10.87
International Value
Actual	$ 1,000.00	$ 908.60	$ 5.22
HypotheticalA	$ 1,000.00	$ 1,019.39	$ 5.52
Institutional Class
Actual	$ 1,000.00	$ 909.30	$ 4.94
HypotheticalA	$ 1,000.00	$ 1,019.69	$ 5.22

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.42%
Class T	1.68%
Class B	2.18%
Class C	2.17%
International Value	1.10%
Institutional Class	1.04%

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2008
Japan 17.8%
United Kingdom 14.8%
Germany 11.3%
France 8.8%
Switzerland 6.1%
Spain 5.3%
United States of America 4.5%
Italy 4.5%
Norway 4.4%
Other 22.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2007
Japan 18.8%
United Kingdom 16.3%
France 11.8%
Germany 11.1%
Switzerland 8.8%
Spain 4.8%
Cayman Islands 3.8%
Norway 3.3%
Australia 2.4%
Other 18.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.1	98.9
Short-Term Investments and Net Other Assets	2.9	1.1
Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
UniCredit SpA (Italy, Commercial Banks)	3.1	1.0
Mitsui & Co. Ltd. (Japan, Trading Companies & Distributors)	2.8	2.4
Royal Dutch Shell PLC Class A sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	2.7	0.0
Allianz AG sponsored ADR (Germany, Insurance)	2.5	1.8
Toyota Motor Corp. (Japan, Automobiles)	2.5	2.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.4	1.7
AXA SA sponsored ADR (France, Insurance)	2.2	2.2
Daimler AG (Germany, Automobiles)	2.2	2.2
E.ON AG (Germany, Electric Utilities)	2.1	3.4
Banco Santander SA (Spain, Commercial Banks)	2.0	2.1
	24.5
Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	33.1	37.2
Energy	15.4	11.2
Consumer Discretionary	10.2	9.7
Industrials	9.6	9.9
Materials	6.7	7.4
Utilities	6.2	7.7
Information Technology	4.7	4.9
Telecommunication Services	4.4	2.5
Health Care	3.5	3.3
Consumer Staples	3.3	5.1

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Australia - 2.1%
AMP Ltd.	362,775	$ 2,679,328
Macquarie Airports unit	402,325	1,191,608
Macquarie Group Ltd. (d)	28,606	1,711,237
Macquarie Infrastructure Group unit	667,419	1,781,607
TOTAL AUSTRALIA		7,363,780
Bermuda - 1.0%
Seadrill Ltd.	120,100	3,657,269
Brazil - 2.3%
Petroleo Brasileiro SA - Petrobras sponsored ADR	41,500	5,038,930
TAM SA (PN) sponsored ADR (ltd. vtg.) (d)	34,500	814,200
TIM Participacoes SA sponsored ADR (non-vtg.)	32,400	1,087,992
Uniao de Bancos Brasileiros SA (Unibanco) GDR	8,400	1,221,444
TOTAL BRAZIL		8,162,566
Canada - 2.2%
BCE, Inc.	50,900	1,859,915
EnCana Corp.	31,300	2,525,196
First Quantum Minerals Ltd.	20,200	1,773,693
Petrobank Energy & Resources Ltd. (a)	21,100	1,018,231
RONA, Inc. (a)	48,500	647,245
TOTAL CANADA		7,824,280
Cayman Islands - 1.4%
Chaoda Modern Agriculture (Holdings) Ltd.	1,338,800	1,924,069
Subsea 7, Inc. (a)	115,000	3,033,153
TOTAL CAYMAN ISLANDS		4,957,222
China - 0.5%
China Construction Bank Corp. (H Shares)	939,000	848,253
Nine Dragons Paper (Holdings) Ltd.	730,000	785,908
TOTAL CHINA		1,634,161
Cyprus - 0.4%
Marfin Popular Bank Public Co.	148,100	1,322,458
Finland - 0.1%
Nokia Corp. sponsored ADR	16,100	484,127
France - 8.8%
Accor SA	20,200	1,680,774
Alcatel-Lucent SA	124,300	831,777
AXA SA sponsored ADR	216,400	8,017,620
BNP Paribas SA	30,900	3,340,481
Common Stocks - continued
	Shares	Value
France - continued
Compagnie de St. Gobain	12,600	$ 1,017,915
Gaz de France	23,900	1,579,718
Renault SA	9,400	969,240
Societe Generale Series A	5,535	649,434
Suez SA (France)	14,200	1,008,627
Total SA:
Series B	37,200	3,115,400
sponsored ADR	66,300	5,569,200
Unibail-Rodamco	11,272	2,916,832
Vallourec SA	2,800	766,032
TOTAL FRANCE		31,463,050
Germany - 10.9%
Allianz AG sponsored ADR	436,500	8,852,220
Daimler AG	99,800	7,726,516
E.ON AG (d)	36,200	7,386,660
GFK AG	36,000	1,643,838
Lanxess AG	27,200	1,061,973
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	35,700	6,925,168
RWE AG (d)	45,900	5,298,133
TOTAL GERMANY		38,894,508
Hong Kong - 1.3%
Swire Pacific Ltd. (A Shares)	393,800	4,605,951
India - 0.8%
Satyam Computer Services Ltd.	94,192	1,123,900
Satyam Computer Services Ltd. sponsored ADR	34,400	883,392
Suzlon Energy Ltd.	123,207	874,785
TOTAL INDIA		2,882,077
Ireland - 1.2%
Bank of Ireland	126,671	1,744,596
C&C Group PLC	102,300	702,682
CRH PLC sponsored ADR (d)	51,100	1,973,482
TOTAL IRELAND		4,420,760
Israel - 0.3%
Israel Chemicals Ltd.	60,400	1,111,981
Italy - 4.2%
Fiat SpA	57,700	1,296,817
Common Stocks - continued
	Shares	Value
Italy - continued
Finmeccanica SpA	68,700	$ 2,402,346
UniCredit SpA	1,460,600	11,129,371
TOTAL ITALY		14,828,534
Japan - 17.8%
Aeon Co. Ltd.	215,200	3,154,347
Canon, Inc.	51,450	2,586,410
Central Japan Ry Co.	75	736,128
Denso Corp.	69,000	2,406,382
East Japan Railway Co.	220	1,755,328
Fujitsu Ltd.	137,000	876,363
Ibiden Co. Ltd.	20,300	885,711
Japan Tobacco, Inc.	155	753,596
JGC Corp.	43,000	799,210
JSR Corp.	45,800	1,034,220
Konica Minolta Holdings, Inc.	159,500	2,403,237
Kubota Corp.	128,000	896,668
Leopalace21 Corp.	88,200	1,560,067
Mitsubishi Estate Co. Ltd.	25,000	726,942
Mitsui & Co. Ltd.	433,000	10,167,962
ORIX Corp.	35,560	6,432,160
Osaka Gas Co. Ltd.	836,000	2,982,939
Sumitomo Metal Industries Ltd.	300,000	1,263,399
Sumitomo Mitsui Financial Group, Inc.	122	1,049,708
Sumitomo Realty & Development Co. Ltd.	33,000	827,057
Sumitomo Trust & Banking Co. Ltd.	108,000	970,886
Takeda Pharmaceutical Co. Ltd.	72,600	3,837,881
Tokuyama Corp.	268,000	2,432,664
Tokyo Tatemono Co. Ltd.	88,000	768,174
Toyota Motor Corp.	172,900	8,810,032
Toyota Motor Corp. sponsored ADR	11,800	1,197,700
Xebio Co. Ltd.	53,200	1,607,897
Yamada Denki Co. Ltd.	8,340	715,921
TOTAL JAPAN		63,638,989
Kazakhstan - 0.4%
JSC Halyk Bank of Kazakhstan unit	94,100	1,515,010
Korea (South) - 0.2%
Kookmin Bank sponsored ADR	10,700	746,325
Mexico - 0.5%
America Movil SAB de CV Series L sponsored ADR	30,100	1,744,596
Common Stocks - continued
	Shares	Value
Netherlands - 1.3%
Heineken NV (Bearer)	14,100	$ 823,010
ING Groep NV sponsored ADR	84,800	3,221,552
Koninklijke KPN NV	27,000	496,734
TOTAL NETHERLANDS		4,541,296
Norway - 4.4%
DnB Nor ASA	127,500	1,911,248
Fred Olsen Energy ASA	15,500	985,118
Orkla ASA (A Shares) (d)	326,150	4,331,580
Petroleum Geo-Services ASA	194,150	5,301,935
StatoilHydro ASA sponsored ADR	85,500	3,092,535
TOTAL NORWAY		15,622,416
Philippines - 0.4%
Philippine Long Distance Telephone Co. sponsored ADR	26,400	1,613,040
Russia - 1.1%
JSC MMC 'Norilsk Nickel' sponsored ADR	12,200	331,840
OAO Gazprom sponsored ADR	68,100	3,602,490
TOTAL RUSSIA		3,934,330
Singapore - 0.8%
DBS Group Holdings Ltd.	195,000	2,855,763
South Africa - 1.2%
Impala Platinum Holdings Ltd.	106,100	4,322,364
Spain - 5.3%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	136,700	3,133,164
Banco Santander SA	331,200	7,160,953
Banco Santander SA sponsored ADR (d)	157,900	3,330,111
Gestevision Telecinco SA	84,000	1,768,976
Telefonica SA sponsored ADR	40,000	3,455,200
TOTAL SPAIN		18,848,404
Sweden - 2.0%
Svenska Cellulosa AB (SCA) (B Shares) (d)	206,200	3,478,164
Telefonaktiebolaget LM Ericsson (B Shares) (d)	1,474,000	3,722,810
TOTAL SWEDEN		7,200,974
Switzerland - 6.1%
Compagnie Financiere Richemont unit	15,783	961,691
Credit Suisse Group sponsored ADR	60,500	3,227,675
Nestle SA (Reg.)	4,194	2,011,210
Roche Holding AG (participation certificate)	52,175	8,699,190
Common Stocks - continued
	Shares	Value
Switzerland - continued
Swiss Life Holding	8,785	$ 2,631,940
Zurich Financial Services AG (Reg.)	14,411	4,411,318
TOTAL SWITZERLAND		21,943,024
Taiwan - 0.6%
Advanced Semiconductor Engineering, Inc.	380,000	390,390
AU Optronics Corp.	466,000	910,649
Hon Hai Precision Industry Co. Ltd. (Foxconn)	140,000	811,561
TOTAL TAIWAN		2,112,600
Turkey - 0.4%
Turkiye Garanti Bankasi AS	249,000	1,337,660
United Kingdom - 14.8%
3i Group PLC	137,510	2,349,910
Aegis Group PLC	682,400	1,709,545
Anglo American PLC (United Kingdom)	34,200	2,222,860
BAE Systems PLC	203,300	1,886,656
Barratt Developments PLC	40,600	222,997
BHP Billiton PLC	63,200	2,261,833
BP PLC	192,100	2,327,746
British American Tobacco PLC	39,600	1,485,440
easyJet PLC (a)	169,400	1,039,899
HBOS PLC	369,200	3,453,761
HSBC Holdings PLC (United Kingdom) (Reg.)	74,905	1,300,603
Informa PLC	253,600	1,742,081
Misys PLC	446,400	1,391,242
National Grid PLC	277,200	3,860,756
Prudential PLC	158,228	2,170,718
Rolls-Royce Group PLC	314,919	2,748,745
Royal Bank of Scotland Group PLC	750,400	5,147,341
Royal Dutch Shell PLC Class A sponsored ADR	122,000	9,797,820
Tesco PLC	128,500	1,096,053
Vodafone Group PLC sponsored ADR	138,312	4,378,958
Yell Group PLC	99,300	327,739
TOTAL UNITED KINGDOM		52,922,703
United States of America - 1.6%
Transocean, Inc. (a)	38,239	5,638,723
TOTAL COMMON STOCKS (Cost $336,960,280)		344,150,941
Nonconvertible Preferred Stocks - 0.7%
	Shares	Value
Germany - 0.4%
ProSiebenSat.1 Media AG	81,500	$ 1,269,752
Italy - 0.3%
Telecom Italia SpA (Risp)	639,200	1,052,737
United Kingdom - 0.0%
Rolls-Royce Group PLC B Shares (a)	25,268,902	50,241
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,179,478)		2,372,730
Money Market Funds - 17.2%

Fidelity Cash Central Fund, 2.51% (b)	38,786,491	38,786,491
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	22,435,915	22,435,915
TOTAL MONEY MARKET FUNDS (Cost $61,222,406)		61,222,406
TOTAL INVESTMENT PORTFOLIO - 114.3% (Cost $401,362,164)		407,746,077
NET OTHER ASSETS - (14.3)%		(50,908,954)
NET ASSETS - 100%		$ 356,837,123
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 57,602
Fidelity Securities Lending Cash Central Fund	240,388
Total	$ 297,990

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $21,873,329) - See accompanying schedule: Unaffiliated issuers (cost $340,139,758)	$ 346,523,671
Fidelity Central Funds (cost $61,222,406)	61,222,406
Total Investments (cost $401,362,164)		$ 407,746,077
Receivable for investments sold		5,368,690
Receivable for fund shares sold		400,905
Dividends receivable		2,287,535
Distributions receivable from Fidelity Central Funds		170,326
Prepaid expenses		856
Other receivables		13,631
Total assets		415,988,020

Liabilities
Payable to custodian bank	$ 247,947
Payable for investments purchased	35,584,142
Payable for fund shares redeemed	574,043
Accrued management fee	192,912
Distribution fees payable	9,159
Other affiliated payables	73,354
Other payables and accrued expenses	33,425
Collateral on securities loaned, at value	22,435,915
Total liabilities		59,150,897

Net Assets		$ 356,837,123
Net Assets consist of:
Paid in capital		$ 340,943,726
Undistributed net investment income		3,112,886
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		6,368,171
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,412,340
Net Assets		$ 356,837,123

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,312,808 ÷ 569,222 shares)	$ 11.09

Maximum offering price per share (100/94.25 of $11.09)	$ 11.77
Class T: Net Asset Value and redemption price per share ($4,507,410 ÷ 407,697 shares)	$ 11.06

Maximum offering price per share (100/96.50 of $11.06)	$ 11.46
Class B: Net Asset Value and offering price per share ($2,462,694 ÷ 223,125 shares)A	$ 11.04

Class C: Net Asset Value and offering price per share ($4,938,266 ÷ 447,858 shares)A	$ 11.03

International Value: Net Asset Value, offering price and redemption price per share ($335,656,339 ÷ 30,203,120 shares)	$ 11.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,959,606 ÷ 266,206 shares)	$ 11.12

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 5,665,849
Interest		8,940
Income from Fidelity Central Funds		297,990
		5,972,779
Less foreign taxes withheld		(530,448)
Total income		5,442,331

Expenses
Management fee Basic fee	$ 1,181,441
Performance adjustment	21,393
Transfer agent fees	375,318
Distribution fees	56,455
Accounting and security lending fees	88,175
Custodian fees and expenses	35,586
Independent trustees' compensation	734
Registration fees	72,344
Audit	29,179
Legal	776
Miscellaneous	46,289
Total expenses before reductions	1,907,690
Expense reductions	(16,352)	1,891,338
Net investment income (loss)		3,550,993
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,475,659
Foreign currency transactions	(35,524)
Total net realized gain (loss)		7,440,135
Change in net unrealized appreciation (depreciation) on: Investment securities	(49,441,562)
Assets and liabilities in foreign currencies	22,990
Total change in net unrealized appreciation (depreciation)		(49,418,572)
Net gain (loss)		(41,978,437)
Net increase (decrease) in net assets resulting from operations		$ (38,427,444)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,550,993	$ 6,846,508
Net realized gain (loss)	7,440,135	23,723,355
Change in net unrealized appreciation (depreciation)	(49,418,572)	43,769,419
Net increase (decrease) in net assets resulting from operations	(38,427,444)	74,339,282
Distributions to shareholders from net investment income	(5,562,901)	(978,516)
Distributions to shareholders from net realized gain	(18,717,865)	(557,946)
Total distributions	(24,280,766)	(1,536,462)
Share transactions - net increase (decrease)	14,635,378	101,052,444
Redemption fees	17,016	30,746
Total increase (decrease) in net assets	(48,055,816)	173,886,010

Net Assets
Beginning of period	404,892,939	231,006,929
End of period (including undistributed net investment income of $3,112,886 and undistributed net investment income of $6,624,232, respectively)	$ 356,837,123	$ 404,892,939

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006 I

Selected Per-Share Data
Net asset value, beginning of period	$ 13.02	$ 10.60	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.18	.06 H
Net realized and unrealized gain (loss)	(1.26)	2.29	.54
Total from investment operations	(1.16)	2.47	.60
Distributions from net investment income	(.15)	(.03)	-
Distributions from net realized gain	(.62)	(.02)	-
Total distributions	(.77)	(.05)	-
Redemption fees added to paid in capital E, K	-	-	-
Net asset value, end of period	$ 11.09	$ 13.02	$ 10.60
Total Return B, C, D	(9.30)%	23.43%	6.00%
Ratios to Average Net Assets F, J
Expenses before reductions	1.42% A	1.38%	1.75% A
Expenses net of fee waivers, if any	1.42% A	1.38%	1.50% A
Expenses net of all reductions	1.41% A	1.37%	1.46% A
Net investment income (loss)	1.84% A	1.49%	1.29% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,313	$ 6,052	$ 1,537
Portfolio turnover rate G	72% A	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .63%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006 I

Selected Per-Share Data
Net asset value, beginning of period	$ 12.99	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.15	.05 H
Net realized and unrealized gain (loss)	(1.26)	2.29	.54
Total from investment operations	(1.17)	2.44	.59
Distributions from net investment income	(.14)	(.02)	-
Distributions from net realized gain	(.62)	(.02)	-
Total distributions	(.76)	(.04)	-
Redemption fees added to paid in capital E, K	-	-	-
Net asset value, end of period	$ 11.06	$ 12.99	$ 10.59
Total Return B, C, D	(9.42)%	23.13%	5.90%
Ratios to Average Net Assets F, J
Expenses before reductions	1.68% A	1.60%	2.01% A
Expenses net of fee waivers, if any	1.68% A	1.60%	1.75% A
Expenses net of all reductions	1.67% A	1.58%	1.71% A
Net investment income (loss)	1.58% A	1.27%	1.04% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,507	$ 5,081	$ 1,789
Portfolio turnover rate G	72% A	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .38%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006 I

Selected Per-Share Data
Net asset value, beginning of period	$ 12.93	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.09	.02 H
Net realized and unrealized gain (loss)	(1.25)	2.29	.54
Total from investment operations	(1.19)	2.38	.56
Distributions from net investment income	(.08)	-	-
Distributions from net realized gain	(.62)	(.01)	-
Total distributions	(.70)	(.01)	-
Redemption fees added to paid in capital E, K	-	-	-
Net asset value, end of period	$ 11.04	$ 12.93	$ 10.56
Total Return B, C, D	(9.59)%	22.59%	5.60%
Ratios to Average Net Assets F, J
Expenses before reductions	2.18% A	2.10%	2.50% A
Expenses net of fee waivers, if any	2.18% A	2.10%	2.25% A
Expenses net of all reductions	2.17% A	2.08%	2.21% A
Net investment income (loss)	1.08% A	.77%	.54% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,463	$ 2,651	$ 1,304
Portfolio turnover rate G	72% A	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006 I

Selected Per-Share Data
Net asset value, beginning of period	$ 12.92	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.09	.02 H
Net realized and unrealized gain (loss)	(1.25)	2.29	.54
Total from investment operations	(1.19)	2.38	.56
Distributions from net investment income	(.08)	-	-
Distributions from net realized gain	(.62)	(.02)	-
Total distributions	(.70)	(.02)	-
Redemption fees added to paid in capital E, K	-	-	-
Net asset value, end of period	$ 11.03	$ 12.92	$ 10.56
Total Return B, C, D	(9.58)%	22.56%	5.60%
Ratios to Average Net Assets F, J
Expenses before reductions	2.17% A	2.07%	2.47% A
Expenses net of fee waivers, if any	2.17% A	2.07%	2.25% A
Expenses net of all reductions	2.16% A	2.05%	2.21% A
Net investment income (loss)	1.09% A	.80%	.54% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,938	$ 5,996	$ 2,183
Portfolio turnover rate G	72% A	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Value

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.06	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.22	.07 G
Net realized and unrealized gain (loss)	(1.26)	2.29	.54
Total from investment operations	(1.14)	2.51	.61
Distributions from net investment income	(.19)	(.04)	-
Distributions from net realized gain	(.62)	(.02)	-
Total distributions	(.81)	(.06)	-
Redemption fees added to paid in capital D, J	-	-	-
Net asset value, end of period	$ 11.11	$ 13.06	$ 10.61
Total Return B, C	(9.14)%	23.81%	6.10%
Ratios to Average Net Assets E, I
Expenses before reductions	1.10% A	1.03%	1.50% A
Expenses net of fee waivers, if any	1.10% A	1.03%	1.25% A
Expenses net of all reductions	1.09% A	1.02%	1.21% A
Net investment income (loss)	2.16% A	1.84%	1.54% A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 335,656	$ 381,148	$ 221,130
Portfolio turnover rate F	72% A	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .88%.

H For the period May 18, 2006 (commencement of operations) to October 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.07	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.22	.07 G
Net realized and unrealized gain (loss)	(1.25)	2.30	.54
Total from investment operations	(1.13)	2.52	.61
Distributions from net investment income	(.20)	(.04)	-
Distributions from net realized gain	(.62)	(.02)	-
Total distributions	(.82)	(.06)	-
Redemption fees added to paid in capital D, J	-	-	-
Net asset value, end of period	$ 11.12	$ 13.07	$ 10.61
Total Return B, C	(9.07)%	23.91%	6.10%
Ratios to Average Net Assets E, I
Expenses before reductions	1.04% A	.98%	1.38% A
Expenses net of fee waivers, if any	1.04% A	.98%	1.25% A
Expenses net of all reductions	1.03% A	.96%	1.21% A
Net investment income (loss)	2.22% A	1.89%	1.54% A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,960	$ 3,965	$ 3,064
Portfolio turnover rate F	72% A	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .88%.

H For the period May 18, 2006 (commencement of operations) to October 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Value Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.
Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Noncash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 35,542,337
Unrealized depreciation	(29,325,788)
Net unrealized appreciation (depreciation)	$ 6,216,549
Cost for federal income tax purposes	$ 401,529,528

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $123,348,723 and $135,463,782, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 7,412	$ 1,496
Class T	.25%	.25%	11,296	2,429
Class B	.75%	.25%	11,907	10,231
Class C	.75%	.25%	25,840	10,435
			$ 56,455	$ 24,591

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,990
Class T	787
Class B*	633
Class C*	100
$ 5,510

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for International Value shares. For the period, each class paid the following transfer agent fees.

	Amount	% of Average Net Assets*
Class A	$ 8,568.29
Class T	6,707.30
Class B	3,586.30
Class C	7,477.29
International Value	346,524.22
Institutional Class	2,456.15
	$ 375,318

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $216 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $342 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $240,388.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $16,334 for the period. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
International Value	$ 18

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 71,380	$ 5,613
Class T	53,705	4,267
Class B	15,783	-
Class C	37,642	-
International Value	5,325,188	956,069
Institutional Class	59,203	12,567
Total	$ 5,562,901	$ 978,516
From net realized gain
Class A	$ 297,020	$ 3,983
Class T	246,645	4,693
Class B	128,753	1,788
Class C	295,420	4,566
International Value	17,561,793	536,333
Institutional Class	188,234	6,583
Total	$ 18,717,865	$ 557,946

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	199,161	556,341	$ 2,206,174	$ 6,434,905
Reinvestment of distributions	30,184	863	357,686	9,431
Shares redeemed	(125,000)	(237,384)	(1,340,891)	(2,953,175)
Net increase (decrease)	104,345	319,820	$ 1,222,969	$ 3,491,161
Class T
Shares sold	74,164	281,943	$ 828,367	$ 3,296,913
Reinvestment of distributions	21,586	806	255,358	8,796
Shares redeemed	(79,331)	(60,435)	(861,001)	(714,379)
Net increase (decrease)	16,419	222,314	$ 222,724	$ 2,591,330
Class B
Shares sold	22,051	114,852	$ 244,336	$ 1,342,524
Reinvestment of distributions	10,866	151	128,544	1,653
Shares redeemed	(14,834)	(33,404)	(161,640)	(398,508)
Net increase (decrease)	18,083	81,599	$ 211,240	$ 945,669
Class C
Shares sold	48,023	337,076	$ 542,749	$ 3,929,869
Reinvestment of distributions	22,711	319	268,223	3,483
Shares redeemed	(86,900)	(80,082)	(907,168)	(988,817)
Net increase (decrease)	(16,166)	257,313	$ (96,196)	$ 2,944,535
International Value
Shares sold	6,532,269	26,426,338	$ 72,765,558	$ 309,978,984
Reinvestment of distributions	1,810,134	127,337	21,468,187	1,391,798
Shares redeemed	(7,316,502)	(18,219,061)	(80,820,986)	(220,454,791)
Net increase (decrease)	1,025,901	8,334,614	$ 13,412,759	$ 90,915,991
Institutional Class
Shares sold	40,392	75,655	$ 460,790	$ 870,496
Reinvestment of distributions	6,826	692	80,952	7,564
Shares redeemed	(84,347)	(61,819)	(879,860)	(714,302)
Net increase (decrease)	(37,129)	14,528	$ (338,118)	$ 163,758

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on December 13, 2007. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to reduce the required quorum for shareholder meetings.A
	# of Votes	% of Votes
Affirmative	45,014,793,255.82	80.372
Against	6,871,112,667.08	12.268
Abstain	2,163,456,438.02	3.863
Broker Non-Votes	1,958,633,563.89	3.497
TOTAL	56,007,995,924.81	100.000
PROPOSAL 2
To elect the nominees specified below as Trustees.A
James C. Curvey
Affirmative	53,384,952,361.03	95.317
Withheld	2,623,043,563.78	4.683
TOTAL	56,007,995,924.81	100.000
Dennis J. Dirks
Affirmative	53,595,104,608.67	95.692
Withheld	2,412,891,316.14	4.308
TOTAL	56,007,995,924.81	100.000
Albert R. Gamper, Jr.
Affirmative	53,570,235,221.69	95.647
Withheld	2,437,760,703.12	4.353
TOTAL	56,007,995,924.81	100.000
George H. Heilmeier
Affirmative	53,166,350,588.50	94.926
Withheld	2,841,645,336.31	5.074
TOTAL	56,007,995,924.81	100.000
	# of Votes	% of Votes
Edward C. Johnson 3d
Affirmative	53,230,508,654.93	95.041
Withheld	2,777,487,269.88	4.959
TOTAL	56,007,995,924.81	100.000
James H. Keyes
Affirmative	53,549,161,456.52	95.610
Withheld	2,458,834,468.29	4.390
TOTAL	56,007,995,924.81	100.000
Marie L. Knowles
Affirmative	53,543,925,066.86	95.601
Withheld	2,464,070,857.95	4.399
TOTAL	56,007,995,924.81	100.000
Ned C. Lautenbach
Affirmative	53,547,116,322.50	95.606
Withheld	2,460,879,602.31	4.394
TOTAL	56,007,995,924.81	100.000
Cornelia M. Small
Affirmative	53,564,793,514.25	95.638
Withheld	2,443,202,410.56	4.362
TOTAL	56,007,995,924.81	100.000
William S. Stavropoulos
Affirmative	53,426,544,502.76	95.391
Withheld	2,581,451,422.05	4.609
TOTAL	56,007,995,924.81	100.000
Kenneth L. Wolfe
Affirmative	53,229,881,790.63	95.040
Withheld	2,778,114,134.18	4.960
TOTAL	56,007,995,924.81	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	44,485,656,811.55	94.702
Withheld	2,488,551,854.62	5.298
TOTAL	46,974,208,666.17	100.000
Dennis J. Dirks
Affirmative	44,706,671,638.31	95.173
Withheld	2,267,537,027.86	4.827
TOTAL	46,974,208,666.17	100.000
Edward C. Johnson 3d
Affirmative	44,294,881,638.16	94.296
Withheld	2,679,327,028.01	5.704
TOTAL	46,974,208,666.17	100.000
Alan J. Lacy
Affirmative	44,685,373,413.16	95.127
Withheld	2,288,835,253.01	4.873
TOTAL	46,974,208,666.17	100.000
Ned C. Lautenbach
Affirmative	44,634,541,379.41	95.019
Withheld	2,339,667,286.76	4.981
TOTAL	46,974,208,666.17	100.000
Joseph Mauriello
Affirmative	44,683,962,099.80	95.124
Withheld	2,290,246,566.37	4.876
TOTAL	46,974,208,666.17	100.000
Cornelia M. Small
Affirmative	44,671,688,375.36	95.098
Withheld	2,302,520,290.81	4.902
TOTAL	46,974,208,666.17	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	44,465,262,087.61	94.659
Withheld	2,508,946,578.56	5.341
TOTAL	46,974,208,666.17	100.000
David M. Thomas
Affirmative	44,694,340,813.87	95.147
Withheld	2,279,867,852.30	4.853
TOTAL	46,974,208,666.17	100.000
Michael E. Wiley
Affirmative	44,686,513,174.78	95.130
Withheld	2,287,695,491.39	4.870
TOTAL	46,974,208,666.17	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment
Advisors

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, Illinois

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

FIV-USAN-0608
1.827484.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
International Value
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2008

Class A, Class T, Class B, and Class C are classes of Fidelity® International Value Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 907.00	$ 6.73
HypotheticalA	$ 1,000.00	$ 1,017.80	$ 7.12
Class T
Actual	$ 1,000.00	$ 905.80	$ 7.96
HypotheticalA	$ 1,000.00	$ 1,016.51	$ 8.42
Class B
Actual	$ 1,000.00	$ 904.10	$ 10.32
HypotheticalA	$ 1,000.00	$ 1,014.02	$ 10.92
Class C
Actual	$ 1,000.00	$ 904.20	$ 10.27
HypotheticalA	$ 1,000.00	$ 1,014.07	$ 10.87
International Value
Actual	$ 1,000.00	$ 908.60	$ 5.22
HypotheticalA	$ 1,000.00	$ 1,019.39	$ 5.52
Institutional Class
Actual	$ 1,000.00	$ 909.30	$ 4.94
HypotheticalA	$ 1,000.00	$ 1,019.69	$ 5.22

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.42%
Class T	1.68%
Class B	2.18%
Class C	2.17%
International Value	1.10%
Institutional Class	1.04%

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2008
Japan 17.8%
United Kingdom 14.8%
Germany 11.3%
France 8.8%
Switzerland 6.1%
Spain 5.3%
United States of America 4.5%
Italy 4.5%
Norway 4.4%
Other 22.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2007
Japan 18.8%
United Kingdom 16.3%
France 11.8%
Germany 11.1%
Switzerland 8.8%
Spain 4.8%
Cayman Islands 3.8%
Norway 3.3%
Australia 2.4%
Other 18.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.1	98.9
Short-Term Investments and Net Other Assets	2.9	1.1
Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
UniCredit SpA (Italy, Commercial Banks)	3.1	1.0
Mitsui & Co. Ltd. (Japan, Trading Companies & Distributors)	2.8	2.4
Royal Dutch Shell PLC Class A sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	2.7	0.0
Allianz AG sponsored ADR (Germany, Insurance)	2.5	1.8
Toyota Motor Corp. (Japan, Automobiles)	2.5	2.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.4	1.7
AXA SA sponsored ADR (France, Insurance)	2.2	2.2
Daimler AG (Germany, Automobiles)	2.2	2.2
E.ON AG (Germany, Electric Utilities)	2.1	3.4
Banco Santander SA (Spain, Commercial Banks)	2.0	2.1
	24.5
Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	33.1	37.2
Energy	15.4	11.2
Consumer Discretionary	10.2	9.7
Industrials	9.6	9.9
Materials	6.7	7.4
Utilities	6.2	7.7
Information Technology	4.7	4.9
Telecommunication Services	4.4	2.5
Health Care	3.5	3.3
Consumer Staples	3.3	5.1

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Australia - 2.1%
AMP Ltd.	362,775	$ 2,679,328
Macquarie Airports unit	402,325	1,191,608
Macquarie Group Ltd. (d)	28,606	1,711,237
Macquarie Infrastructure Group unit	667,419	1,781,607
TOTAL AUSTRALIA		7,363,780
Bermuda - 1.0%
Seadrill Ltd.	120,100	3,657,269
Brazil - 2.3%
Petroleo Brasileiro SA - Petrobras sponsored ADR	41,500	5,038,930
TAM SA (PN) sponsored ADR (ltd. vtg.) (d)	34,500	814,200
TIM Participacoes SA sponsored ADR (non-vtg.)	32,400	1,087,992
Uniao de Bancos Brasileiros SA (Unibanco) GDR	8,400	1,221,444
TOTAL BRAZIL		8,162,566
Canada - 2.2%
BCE, Inc.	50,900	1,859,915
EnCana Corp.	31,300	2,525,196
First Quantum Minerals Ltd.	20,200	1,773,693
Petrobank Energy & Resources Ltd. (a)	21,100	1,018,231
RONA, Inc. (a)	48,500	647,245
TOTAL CANADA		7,824,280
Cayman Islands - 1.4%
Chaoda Modern Agriculture (Holdings) Ltd.	1,338,800	1,924,069
Subsea 7, Inc. (a)	115,000	3,033,153
TOTAL CAYMAN ISLANDS		4,957,222
China - 0.5%
China Construction Bank Corp. (H Shares)	939,000	848,253
Nine Dragons Paper (Holdings) Ltd.	730,000	785,908
TOTAL CHINA		1,634,161
Cyprus - 0.4%
Marfin Popular Bank Public Co.	148,100	1,322,458
Finland - 0.1%
Nokia Corp. sponsored ADR	16,100	484,127
France - 8.8%
Accor SA	20,200	1,680,774
Alcatel-Lucent SA	124,300	831,777
AXA SA sponsored ADR	216,400	8,017,620
BNP Paribas SA	30,900	3,340,481
Common Stocks - continued
	Shares	Value
France - continued
Compagnie de St. Gobain	12,600	$ 1,017,915
Gaz de France	23,900	1,579,718
Renault SA	9,400	969,240
Societe Generale Series A	5,535	649,434
Suez SA (France)	14,200	1,008,627
Total SA:
Series B	37,200	3,115,400
sponsored ADR	66,300	5,569,200
Unibail-Rodamco	11,272	2,916,832
Vallourec SA	2,800	766,032
TOTAL FRANCE		31,463,050
Germany - 10.9%
Allianz AG sponsored ADR	436,500	8,852,220
Daimler AG	99,800	7,726,516
E.ON AG (d)	36,200	7,386,660
GFK AG	36,000	1,643,838
Lanxess AG	27,200	1,061,973
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	35,700	6,925,168
RWE AG (d)	45,900	5,298,133
TOTAL GERMANY		38,894,508
Hong Kong - 1.3%
Swire Pacific Ltd. (A Shares)	393,800	4,605,951
India - 0.8%
Satyam Computer Services Ltd.	94,192	1,123,900
Satyam Computer Services Ltd. sponsored ADR	34,400	883,392
Suzlon Energy Ltd.	123,207	874,785
TOTAL INDIA		2,882,077
Ireland - 1.2%
Bank of Ireland	126,671	1,744,596
C&C Group PLC	102,300	702,682
CRH PLC sponsored ADR (d)	51,100	1,973,482
TOTAL IRELAND		4,420,760
Israel - 0.3%
Israel Chemicals Ltd.	60,400	1,111,981
Italy - 4.2%
Fiat SpA	57,700	1,296,817
Common Stocks - continued
	Shares	Value
Italy - continued
Finmeccanica SpA	68,700	$ 2,402,346
UniCredit SpA	1,460,600	11,129,371
TOTAL ITALY		14,828,534
Japan - 17.8%
Aeon Co. Ltd.	215,200	3,154,347
Canon, Inc.	51,450	2,586,410
Central Japan Ry Co.	75	736,128
Denso Corp.	69,000	2,406,382
East Japan Railway Co.	220	1,755,328
Fujitsu Ltd.	137,000	876,363
Ibiden Co. Ltd.	20,300	885,711
Japan Tobacco, Inc.	155	753,596
JGC Corp.	43,000	799,210
JSR Corp.	45,800	1,034,220
Konica Minolta Holdings, Inc.	159,500	2,403,237
Kubota Corp.	128,000	896,668
Leopalace21 Corp.	88,200	1,560,067
Mitsubishi Estate Co. Ltd.	25,000	726,942
Mitsui & Co. Ltd.	433,000	10,167,962
ORIX Corp.	35,560	6,432,160
Osaka Gas Co. Ltd.	836,000	2,982,939
Sumitomo Metal Industries Ltd.	300,000	1,263,399
Sumitomo Mitsui Financial Group, Inc.	122	1,049,708
Sumitomo Realty & Development Co. Ltd.	33,000	827,057
Sumitomo Trust & Banking Co. Ltd.	108,000	970,886
Takeda Pharmaceutical Co. Ltd.	72,600	3,837,881
Tokuyama Corp.	268,000	2,432,664
Tokyo Tatemono Co. Ltd.	88,000	768,174
Toyota Motor Corp.	172,900	8,810,032
Toyota Motor Corp. sponsored ADR	11,800	1,197,700
Xebio Co. Ltd.	53,200	1,607,897
Yamada Denki Co. Ltd.	8,340	715,921
TOTAL JAPAN		63,638,989
Kazakhstan - 0.4%
JSC Halyk Bank of Kazakhstan unit	94,100	1,515,010
Korea (South) - 0.2%
Kookmin Bank sponsored ADR	10,700	746,325
Mexico - 0.5%
America Movil SAB de CV Series L sponsored ADR	30,100	1,744,596
Common Stocks - continued
	Shares	Value
Netherlands - 1.3%
Heineken NV (Bearer)	14,100	$ 823,010
ING Groep NV sponsored ADR	84,800	3,221,552
Koninklijke KPN NV	27,000	496,734
TOTAL NETHERLANDS		4,541,296
Norway - 4.4%
DnB Nor ASA	127,500	1,911,248
Fred Olsen Energy ASA	15,500	985,118
Orkla ASA (A Shares) (d)	326,150	4,331,580
Petroleum Geo-Services ASA	194,150	5,301,935
StatoilHydro ASA sponsored ADR	85,500	3,092,535
TOTAL NORWAY		15,622,416
Philippines - 0.4%
Philippine Long Distance Telephone Co. sponsored ADR	26,400	1,613,040
Russia - 1.1%
JSC MMC 'Norilsk Nickel' sponsored ADR	12,200	331,840
OAO Gazprom sponsored ADR	68,100	3,602,490
TOTAL RUSSIA		3,934,330
Singapore - 0.8%
DBS Group Holdings Ltd.	195,000	2,855,763
South Africa - 1.2%
Impala Platinum Holdings Ltd.	106,100	4,322,364
Spain - 5.3%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	136,700	3,133,164
Banco Santander SA	331,200	7,160,953
Banco Santander SA sponsored ADR (d)	157,900	3,330,111
Gestevision Telecinco SA	84,000	1,768,976
Telefonica SA sponsored ADR	40,000	3,455,200
TOTAL SPAIN		18,848,404
Sweden - 2.0%
Svenska Cellulosa AB (SCA) (B Shares) (d)	206,200	3,478,164
Telefonaktiebolaget LM Ericsson (B Shares) (d)	1,474,000	3,722,810
TOTAL SWEDEN		7,200,974
Switzerland - 6.1%
Compagnie Financiere Richemont unit	15,783	961,691
Credit Suisse Group sponsored ADR	60,500	3,227,675
Nestle SA (Reg.)	4,194	2,011,210
Roche Holding AG (participation certificate)	52,175	8,699,190
Common Stocks - continued
	Shares	Value
Switzerland - continued
Swiss Life Holding	8,785	$ 2,631,940
Zurich Financial Services AG (Reg.)	14,411	4,411,318
TOTAL SWITZERLAND		21,943,024
Taiwan - 0.6%
Advanced Semiconductor Engineering, Inc.	380,000	390,390
AU Optronics Corp.	466,000	910,649
Hon Hai Precision Industry Co. Ltd. (Foxconn)	140,000	811,561
TOTAL TAIWAN		2,112,600
Turkey - 0.4%
Turkiye Garanti Bankasi AS	249,000	1,337,660
United Kingdom - 14.8%
3i Group PLC	137,510	2,349,910
Aegis Group PLC	682,400	1,709,545
Anglo American PLC (United Kingdom)	34,200	2,222,860
BAE Systems PLC	203,300	1,886,656
Barratt Developments PLC	40,600	222,997
BHP Billiton PLC	63,200	2,261,833
BP PLC	192,100	2,327,746
British American Tobacco PLC	39,600	1,485,440
easyJet PLC (a)	169,400	1,039,899
HBOS PLC	369,200	3,453,761
HSBC Holdings PLC (United Kingdom) (Reg.)	74,905	1,300,603
Informa PLC	253,600	1,742,081
Misys PLC	446,400	1,391,242
National Grid PLC	277,200	3,860,756
Prudential PLC	158,228	2,170,718
Rolls-Royce Group PLC	314,919	2,748,745
Royal Bank of Scotland Group PLC	750,400	5,147,341
Royal Dutch Shell PLC Class A sponsored ADR	122,000	9,797,820
Tesco PLC	128,500	1,096,053
Vodafone Group PLC sponsored ADR	138,312	4,378,958
Yell Group PLC	99,300	327,739
TOTAL UNITED KINGDOM		52,922,703
United States of America - 1.6%
Transocean, Inc. (a)	38,239	5,638,723
TOTAL COMMON STOCKS (Cost $336,960,280)		344,150,941
Nonconvertible Preferred Stocks - 0.7%
	Shares	Value
Germany - 0.4%
ProSiebenSat.1 Media AG	81,500	$ 1,269,752
Italy - 0.3%
Telecom Italia SpA (Risp)	639,200	1,052,737
United Kingdom - 0.0%
Rolls-Royce Group PLC B Shares (a)	25,268,902	50,241
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,179,478)		2,372,730
Money Market Funds - 17.2%

Fidelity Cash Central Fund, 2.51% (b)	38,786,491	38,786,491
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	22,435,915	22,435,915
TOTAL MONEY MARKET FUNDS (Cost $61,222,406)		61,222,406
TOTAL INVESTMENT PORTFOLIO - 114.3% (Cost $401,362,164)		407,746,077
NET OTHER ASSETS - (14.3)%		(50,908,954)
NET ASSETS - 100%		$ 356,837,123
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 57,602
Fidelity Securities Lending Cash Central Fund	240,388
Total	$ 297,990

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $21,873,329) - See accompanying schedule: Unaffiliated issuers (cost $340,139,758)	$ 346,523,671
Fidelity Central Funds (cost $61,222,406)	61,222,406
Total Investments (cost $401,362,164)		$ 407,746,077
Receivable for investments sold		5,368,690
Receivable for fund shares sold		400,905
Dividends receivable		2,287,535
Distributions receivable from Fidelity Central Funds		170,326
Prepaid expenses		856
Other receivables		13,631
Total assets		415,988,020

Liabilities
Payable to custodian bank	$ 247,947
Payable for investments purchased	35,584,142
Payable for fund shares redeemed	574,043
Accrued management fee	192,912
Distribution fees payable	9,159
Other affiliated payables	73,354
Other payables and accrued expenses	33,425
Collateral on securities loaned, at value	22,435,915
Total liabilities		59,150,897

Net Assets		$ 356,837,123
Net Assets consist of:
Paid in capital		$ 340,943,726
Undistributed net investment income		3,112,886
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		6,368,171
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,412,340
Net Assets		$ 356,837,123

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,312,808 ÷ 569,222 shares)	$ 11.09

Maximum offering price per share (100/94.25 of $11.09)	$ 11.77
Class T: Net Asset Value and redemption price per share ($4,507,410 ÷ 407,697 shares)	$ 11.06

Maximum offering price per share (100/96.50 of $11.06)	$ 11.46
Class B: Net Asset Value and offering price per share ($2,462,694 ÷ 223,125 shares)A	$ 11.04

Class C: Net Asset Value and offering price per share ($4,938,266 ÷ 447,858 shares)A	$ 11.03

International Value: Net Asset Value, offering price and redemption price per share ($335,656,339 ÷ 30,203,120 shares)	$ 11.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,959,606 ÷ 266,206 shares)	$ 11.12

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 5,665,849
Interest		8,940
Income from Fidelity Central Funds		297,990
		5,972,779
Less foreign taxes withheld		(530,448)
Total income		5,442,331

Expenses
Management fee Basic fee	$ 1,181,441
Performance adjustment	21,393
Transfer agent fees	375,318
Distribution fees	56,455
Accounting and security lending fees	88,175
Custodian fees and expenses	35,586
Independent trustees' compensation	734
Registration fees	72,344
Audit	29,179
Legal	776
Miscellaneous	46,289
Total expenses before reductions	1,907,690
Expense reductions	(16,352)	1,891,338
Net investment income (loss)		3,550,993
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,475,659
Foreign currency transactions	(35,524)
Total net realized gain (loss)		7,440,135
Change in net unrealized appreciation (depreciation) on: Investment securities	(49,441,562)
Assets and liabilities in foreign currencies	22,990
Total change in net unrealized appreciation (depreciation)		(49,418,572)
Net gain (loss)		(41,978,437)
Net increase (decrease) in net assets resulting from operations		$ (38,427,444)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,550,993	$ 6,846,508
Net realized gain (loss)	7,440,135	23,723,355
Change in net unrealized appreciation (depreciation)	(49,418,572)	43,769,419
Net increase (decrease) in net assets resulting from operations	(38,427,444)	74,339,282
Distributions to shareholders from net investment income	(5,562,901)	(978,516)
Distributions to shareholders from net realized gain	(18,717,865)	(557,946)
Total distributions	(24,280,766)	(1,536,462)
Share transactions - net increase (decrease)	14,635,378	101,052,444
Redemption fees	17,016	30,746
Total increase (decrease) in net assets	(48,055,816)	173,886,010

Net Assets
Beginning of period	404,892,939	231,006,929
End of period (including undistributed net investment income of $3,112,886 and undistributed net investment income of $6,624,232, respectively)	$ 356,837,123	$ 404,892,939

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006 I

Selected Per-Share Data
Net asset value, beginning of period	$ 13.02	$ 10.60	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.18	.06 H
Net realized and unrealized gain (loss)	(1.26)	2.29	.54
Total from investment operations	(1.16)	2.47	.60
Distributions from net investment income	(.15)	(.03)	-
Distributions from net realized gain	(.62)	(.02)	-
Total distributions	(.77)	(.05)	-
Redemption fees added to paid in capital E, K	-	-	-
Net asset value, end of period	$ 11.09	$ 13.02	$ 10.60
Total Return B, C, D	(9.30)%	23.43%	6.00%
Ratios to Average Net Assets F, J
Expenses before reductions	1.42% A	1.38%	1.75% A
Expenses net of fee waivers, if any	1.42% A	1.38%	1.50% A
Expenses net of all reductions	1.41% A	1.37%	1.46% A
Net investment income (loss)	1.84% A	1.49%	1.29% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,313	$ 6,052	$ 1,537
Portfolio turnover rate G	72% A	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .63%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006 I

Selected Per-Share Data
Net asset value, beginning of period	$ 12.99	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.15	.05 H
Net realized and unrealized gain (loss)	(1.26)	2.29	.54
Total from investment operations	(1.17)	2.44	.59
Distributions from net investment income	(.14)	(.02)	-
Distributions from net realized gain	(.62)	(.02)	-
Total distributions	(.76)	(.04)	-
Redemption fees added to paid in capital E, K	-	-	-
Net asset value, end of period	$ 11.06	$ 12.99	$ 10.59
Total Return B, C, D	(9.42)%	23.13%	5.90%
Ratios to Average Net Assets F, J
Expenses before reductions	1.68% A	1.60%	2.01% A
Expenses net of fee waivers, if any	1.68% A	1.60%	1.75% A
Expenses net of all reductions	1.67% A	1.58%	1.71% A
Net investment income (loss)	1.58% A	1.27%	1.04% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,507	$ 5,081	$ 1,789
Portfolio turnover rate G	72% A	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .38%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006 I

Selected Per-Share Data
Net asset value, beginning of period	$ 12.93	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.09	.02 H
Net realized and unrealized gain (loss)	(1.25)	2.29	.54
Total from investment operations	(1.19)	2.38	.56
Distributions from net investment income	(.08)	-	-
Distributions from net realized gain	(.62)	(.01)	-
Total distributions	(.70)	(.01)	-
Redemption fees added to paid in capital E, K	-	-	-
Net asset value, end of period	$ 11.04	$ 12.93	$ 10.56
Total Return B, C, D	(9.59)%	22.59%	5.60%
Ratios to Average Net Assets F, J
Expenses before reductions	2.18% A	2.10%	2.50% A
Expenses net of fee waivers, if any	2.18% A	2.10%	2.25% A
Expenses net of all reductions	2.17% A	2.08%	2.21% A
Net investment income (loss)	1.08% A	.77%	.54% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,463	$ 2,651	$ 1,304
Portfolio turnover rate G	72% A	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006 I

Selected Per-Share Data
Net asset value, beginning of period	$ 12.92	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.09	.02 H
Net realized and unrealized gain (loss)	(1.25)	2.29	.54
Total from investment operations	(1.19)	2.38	.56
Distributions from net investment income	(.08)	-	-
Distributions from net realized gain	(.62)	(.02)	-
Total distributions	(.70)	(.02)	-
Redemption fees added to paid in capital E, K	-	-	-
Net asset value, end of period	$ 11.03	$ 12.92	$ 10.56
Total Return B, C, D	(9.58)%	22.56%	5.60%
Ratios to Average Net Assets F, J
Expenses before reductions	2.17% A	2.07%	2.47% A
Expenses net of fee waivers, if any	2.17% A	2.07%	2.25% A
Expenses net of all reductions	2.16% A	2.05%	2.21% A
Net investment income (loss)	1.09% A	.80%	.54% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,938	$ 5,996	$ 2,183
Portfolio turnover rate G	72% A	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Value

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.06	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.22	.07 G
Net realized and unrealized gain (loss)	(1.26)	2.29	.54
Total from investment operations	(1.14)	2.51	.61
Distributions from net investment income	(.19)	(.04)	-
Distributions from net realized gain	(.62)	(.02)	-
Total distributions	(.81)	(.06)	-
Redemption fees added to paid in capital D, J	-	-	-
Net asset value, end of period	$ 11.11	$ 13.06	$ 10.61
Total Return B, C	(9.14)%	23.81%	6.10%
Ratios to Average Net Assets E, I
Expenses before reductions	1.10% A	1.03%	1.50% A
Expenses net of fee waivers, if any	1.10% A	1.03%	1.25% A
Expenses net of all reductions	1.09% A	1.02%	1.21% A
Net investment income (loss)	2.16% A	1.84%	1.54% A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 335,656	$ 381,148	$ 221,130
Portfolio turnover rate F	72% A	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .88%.

H For the period May 18, 2006 (commencement of operations) to October 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.07	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.22	.07 G
Net realized and unrealized gain (loss)	(1.25)	2.30	.54
Total from investment operations	(1.13)	2.52	.61
Distributions from net investment income	(.20)	(.04)	-
Distributions from net realized gain	(.62)	(.02)	-
Total distributions	(.82)	(.06)	-
Redemption fees added to paid in capital D, J	-	-	-
Net asset value, end of period	$ 11.12	$ 13.07	$ 10.61
Total Return B, C	(9.07)%	23.91%	6.10%
Ratios to Average Net Assets E, I
Expenses before reductions	1.04% A	.98%	1.38% A
Expenses net of fee waivers, if any	1.04% A	.98%	1.25% A
Expenses net of all reductions	1.03% A	.96%	1.21% A
Net investment income (loss)	2.22% A	1.89%	1.54% A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,960	$ 3,965	$ 3,064
Portfolio turnover rate F	72% A	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .88%.

H For the period May 18, 2006 (commencement of operations) to October 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Value Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Noncash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 35,542,337
Unrealized depreciation	(29,325,788)
Net unrealized appreciation (depreciation)	$ 6,216,549
Cost for federal income tax purposes	$ 401,529,528

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $123,348,723 and $135,463,782, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 7,412	$ 1,496
Class T	.25%	.25%	11,296	2,429
Class B	.75%	.25%	11,907	10,231
Class C	.75%	.25%	25,840	10,435
			$ 56,455	$ 24,591

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,990
Class T	787
Class B*	633
Class C*	100
$ 5,510

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for International Value shares. For the period, each class paid the following transfer agent fees.

	Amount	% of Average Net Assets*
Class A	$ 8,568.29
Class T	6,707.30
Class B	3,586.30
Class C	7,477.29
International Value	346,524.22
Institutional Class	2,456.15
	$ 375,318

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $216 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $342 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $240,388.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $16,334 for the period. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
International Value	$ 18

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 71,380	$ 5,613
Class T	53,705	4,267
Class B	15,783	-
Class C	37,642	-
International Value	5,325,188	956,069
Institutional Class	59,203	12,567
Total	$ 5,562,901	$ 978,516
From net realized gain
Class A	$ 297,020	$ 3,983
Class T	246,645	4,693
Class B	128,753	1,788
Class C	295,420	4,566
International Value	17,561,793	536,333
Institutional Class	188,234	6,583
Total	$ 18,717,865	$ 557,946

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	199,161	556,341	$ 2,206,174	$ 6,434,905
Reinvestment of distributions	30,184	863	357,686	9,431
Shares redeemed	(125,000)	(237,384)	(1,340,891)	(2,953,175)
Net increase (decrease)	104,345	319,820	$ 1,222,969	$ 3,491,161
Class T
Shares sold	74,164	281,943	$ 828,367	$ 3,296,913
Reinvestment of distributions	21,586	806	255,358	8,796
Shares redeemed	(79,331)	(60,435)	(861,001)	(714,379)
Net increase (decrease)	16,419	222,314	$ 222,724	$ 2,591,330
Class B
Shares sold	22,051	114,852	$ 244,336	$ 1,342,524
Reinvestment of distributions	10,866	151	128,544	1,653
Shares redeemed	(14,834)	(33,404)	(161,640)	(398,508)
Net increase (decrease)	18,083	81,599	$ 211,240	$ 945,669
Class C
Shares sold	48,023	337,076	$ 542,749	$ 3,929,869
Reinvestment of distributions	22,711	319	268,223	3,483
Shares redeemed	(86,900)	(80,082)	(907,168)	(988,817)
Net increase (decrease)	(16,166)	257,313	$ (96,196)	$ 2,944,535
International Value
Shares sold	6,532,269	26,426,338	$ 72,765,558	$ 309,978,984
Reinvestment of distributions	1,810,134	127,337	21,468,187	1,391,798
Shares redeemed	(7,316,502)	(18,219,061)	(80,820,986)	(220,454,791)
Net increase (decrease)	1,025,901	8,334,614	$ 13,412,759	$ 90,915,991
Institutional Class
Shares sold	40,392	75,655	$ 460,790	$ 870,496
Reinvestment of distributions	6,826	692	80,952	7,564
Shares redeemed	(84,347)	(61,819)	(879,860)	(714,302)
Net increase (decrease)	(37,129)	14,528	$ (338,118)	$ 163,758

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on December 13, 2007. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to reduce the required quorum for shareholder meetings.A
	# of Votes	% of Votes
Affirmative	45,014,793,255.82	80.372
Against	6,871,112,667.08	12.268
Abstain	2,163,456,438.02	3.863
Broker Non-Votes	1,958,633,563.89	3.497
TOTAL	56,007,995,924.81	100.000
PROPOSAL 2
To elect the nominees specified below as Trustees.A
James C. Curvey
Affirmative	53,384,952,361.03	95.317
Withheld	2,623,043,563.78	4.683
TOTAL	56,007,995,924.81	100.000
Dennis J. Dirks
Affirmative	53,595,104,608.67	95.692
Withheld	2,412,891,316.14	4.308
TOTAL	56,007,995,924.81	100.000
Albert R. Gamper, Jr.
Affirmative	53,570,235,221.69	95.647
Withheld	2,437,760,703.12	4.353
TOTAL	56,007,995,924.81	100.000
George H. Heilmeier
Affirmative	53,166,350,588.50	94.926
Withheld	2,841,645,336.31	5.074
TOTAL	56,007,995,924.81	100.000
	# of Votes	% of Votes
Edward C. Johnson 3d
Affirmative	53,230,508,654.93	95.041
Withheld	2,777,487,269.88	4.959
TOTAL	56,007,995,924.81	100.000
James H. Keyes
Affirmative	53,549,161,456.52	95.610
Withheld	2,458,834,468.29	4.390
TOTAL	56,007,995,924.81	100.000
Marie L. Knowles
Affirmative	53,543,925,066.86	95.601
Withheld	2,464,070,857.95	4.399
TOTAL	56,007,995,924.81	100.000
Ned C. Lautenbach
Affirmative	53,547,116,322.50	95.606
Withheld	2,460,879,602.31	4.394
TOTAL	56,007,995,924.81	100.000
Cornelia M. Small
Affirmative	53,564,793,514.25	95.638
Withheld	2,443,202,410.56	4.362
TOTAL	56,007,995,924.81	100.000
William S. Stavropoulos
Affirmative	53,426,544,502.76	95.391
Withheld	2,581,451,422.05	4.609
TOTAL	56,007,995,924.81	100.000
Kenneth L. Wolfe
Affirmative	53,229,881,790.63	95.040
Withheld	2,778,114,134.18	4.960
TOTAL	56,007,995,924.81	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	44,485,656,811.55	94.702
Withheld	2,488,551,854.62	5.298
TOTAL	46,974,208,666.17	100.000
Dennis J. Dirks
Affirmative	44,706,671,638.31	95.173
Withheld	2,267,537,027.86	4.827
TOTAL	46,974,208,666.17	100.000
Edward C. Johnson 3d
Affirmative	44,294,881,638.16	94.296
Withheld	2,679,327,028.01	5.704
TOTAL	46,974,208,666.17	100.000
Alan J. Lacy
Affirmative	44,685,373,413.16	95.127
Withheld	2,288,835,253.01	4.873
TOTAL	46,974,208,666.17	100.000
Ned C. Lautenbach
Affirmative	44,634,541,379.41	95.019
Withheld	2,339,667,286.76	4.981
TOTAL	46,974,208,666.17	100.000
Joseph Mauriello
Affirmative	44,683,962,099.80	95.124
Withheld	2,290,246,566.37	4.876
TOTAL	46,974,208,666.17	100.000
Cornelia M. Small
Affirmative	44,671,688,375.36	95.098
Withheld	2,302,520,290.81	4.902
TOTAL	46,974,208,666.17	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	44,465,262,087.61	94.659
Withheld	2,508,946,578.56	5.341
TOTAL	46,974,208,666.17	100.000
David M. Thomas
Affirmative	44,694,340,813.87	95.147
Withheld	2,279,867,852.30	4.853
TOTAL	46,974,208,666.17	100.000
Michael E. Wiley
Affirmative	44,686,513,174.78	95.130
Withheld	2,287,695,491.39	4.870
TOTAL	46,974,208,666.17	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

AFIV-USAN-0608
1.827499.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
International Value
Fund - Institutional Class

Semiannual Report

April 30, 2008

Institutional Class is
a class of Fidelity®
International Value Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 907.00	$ 6.73
HypotheticalA	$ 1,000.00	$ 1,017.80	$ 7.12
Class T
Actual	$ 1,000.00	$ 905.80	$ 7.96
HypotheticalA	$ 1,000.00	$ 1,016.51	$ 8.42
Class B
Actual	$ 1,000.00	$ 904.10	$ 10.32
HypotheticalA	$ 1,000.00	$ 1,014.02	$ 10.92
Class C
Actual	$ 1,000.00	$ 904.20	$ 10.27
HypotheticalA	$ 1,000.00	$ 1,014.07	$ 10.87
International Value
Actual	$ 1,000.00	$ 908.60	$ 5.22
HypotheticalA	$ 1,000.00	$ 1,019.39	$ 5.52
Institutional Class
Actual	$ 1,000.00	$ 909.30	$ 4.94
HypotheticalA	$ 1,000.00	$ 1,019.69	$ 5.22

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.42%
Class T	1.68%
Class B	2.18%
Class C	2.17%
International Value	1.10%
Institutional Class	1.04%

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2008
Japan 17.8%
United Kingdom 14.8%
Germany 11.3%
France 8.8%
Switzerland 6.1%
Spain 5.3%
United States of America 4.5%
Italy 4.5%
Norway 4.4%
Other 22.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2007
Japan 18.8%
United Kingdom 16.3%
France 11.8%
Germany 11.1%
Switzerland 8.8%
Spain 4.8%
Cayman Islands 3.8%
Norway 3.3%
Australia 2.4%
Other 18.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.1	98.9
Short-Term Investments and Net Other Assets	2.9	1.1
Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
UniCredit SpA (Italy, Commercial Banks)	3.1	1.0
Mitsui & Co. Ltd. (Japan, Trading Companies & Distributors)	2.8	2.4
Royal Dutch Shell PLC Class A sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	2.7	0.0
Allianz AG sponsored ADR (Germany, Insurance)	2.5	1.8
Toyota Motor Corp. (Japan, Automobiles)	2.5	2.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.4	1.7
AXA SA sponsored ADR (France, Insurance)	2.2	2.2
Daimler AG (Germany, Automobiles)	2.2	2.2
E.ON AG (Germany, Electric Utilities)	2.1	3.4
Banco Santander SA (Spain, Commercial Banks)	2.0	2.1
	24.5
Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	33.1	37.2
Energy	15.4	11.2
Consumer Discretionary	10.2	9.7
Industrials	9.6	9.9
Materials	6.7	7.4
Utilities	6.2	7.7
Information Technology	4.7	4.9
Telecommunication Services	4.4	2.5
Health Care	3.5	3.3
Consumer Staples	3.3	5.1

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Australia - 2.1%
AMP Ltd.	362,775	$ 2,679,328
Macquarie Airports unit	402,325	1,191,608
Macquarie Group Ltd. (d)	28,606	1,711,237
Macquarie Infrastructure Group unit	667,419	1,781,607
TOTAL AUSTRALIA		7,363,780
Bermuda - 1.0%
Seadrill Ltd.	120,100	3,657,269
Brazil - 2.3%
Petroleo Brasileiro SA - Petrobras sponsored ADR	41,500	5,038,930
TAM SA (PN) sponsored ADR (ltd. vtg.) (d)	34,500	814,200
TIM Participacoes SA sponsored ADR (non-vtg.)	32,400	1,087,992
Uniao de Bancos Brasileiros SA (Unibanco) GDR	8,400	1,221,444
TOTAL BRAZIL		8,162,566
Canada - 2.2%
BCE, Inc.	50,900	1,859,915
EnCana Corp.	31,300	2,525,196
First Quantum Minerals Ltd.	20,200	1,773,693
Petrobank Energy & Resources Ltd. (a)	21,100	1,018,231
RONA, Inc. (a)	48,500	647,245
TOTAL CANADA		7,824,280
Cayman Islands - 1.4%
Chaoda Modern Agriculture (Holdings) Ltd.	1,338,800	1,924,069
Subsea 7, Inc. (a)	115,000	3,033,153
TOTAL CAYMAN ISLANDS		4,957,222
China - 0.5%
China Construction Bank Corp. (H Shares)	939,000	848,253
Nine Dragons Paper (Holdings) Ltd.	730,000	785,908
TOTAL CHINA		1,634,161
Cyprus - 0.4%
Marfin Popular Bank Public Co.	148,100	1,322,458
Finland - 0.1%
Nokia Corp. sponsored ADR	16,100	484,127
France - 8.8%
Accor SA	20,200	1,680,774
Alcatel-Lucent SA	124,300	831,777
AXA SA sponsored ADR	216,400	8,017,620
BNP Paribas SA	30,900	3,340,481
Common Stocks - continued
	Shares	Value
France - continued
Compagnie de St. Gobain	12,600	$ 1,017,915
Gaz de France	23,900	1,579,718
Renault SA	9,400	969,240
Societe Generale Series A	5,535	649,434
Suez SA (France)	14,200	1,008,627
Total SA:
Series B	37,200	3,115,400
sponsored ADR	66,300	5,569,200
Unibail-Rodamco	11,272	2,916,832
Vallourec SA	2,800	766,032
TOTAL FRANCE		31,463,050
Germany - 10.9%
Allianz AG sponsored ADR	436,500	8,852,220
Daimler AG	99,800	7,726,516
E.ON AG (d)	36,200	7,386,660
GFK AG	36,000	1,643,838
Lanxess AG	27,200	1,061,973
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	35,700	6,925,168
RWE AG (d)	45,900	5,298,133
TOTAL GERMANY		38,894,508
Hong Kong - 1.3%
Swire Pacific Ltd. (A Shares)	393,800	4,605,951
India - 0.8%
Satyam Computer Services Ltd.	94,192	1,123,900
Satyam Computer Services Ltd. sponsored ADR	34,400	883,392
Suzlon Energy Ltd.	123,207	874,785
TOTAL INDIA		2,882,077
Ireland - 1.2%
Bank of Ireland	126,671	1,744,596
C&C Group PLC	102,300	702,682
CRH PLC sponsored ADR (d)	51,100	1,973,482
TOTAL IRELAND		4,420,760
Israel - 0.3%
Israel Chemicals Ltd.	60,400	1,111,981
Italy - 4.2%
Fiat SpA	57,700	1,296,817
Common Stocks - continued
	Shares	Value
Italy - continued
Finmeccanica SpA	68,700	$ 2,402,346
UniCredit SpA	1,460,600	11,129,371
TOTAL ITALY		14,828,534
Japan - 17.8%
Aeon Co. Ltd.	215,200	3,154,347
Canon, Inc.	51,450	2,586,410
Central Japan Ry Co.	75	736,128
Denso Corp.	69,000	2,406,382
East Japan Railway Co.	220	1,755,328
Fujitsu Ltd.	137,000	876,363
Ibiden Co. Ltd.	20,300	885,711
Japan Tobacco, Inc.	155	753,596
JGC Corp.	43,000	799,210
JSR Corp.	45,800	1,034,220
Konica Minolta Holdings, Inc.	159,500	2,403,237
Kubota Corp.	128,000	896,668
Leopalace21 Corp.	88,200	1,560,067
Mitsubishi Estate Co. Ltd.	25,000	726,942
Mitsui & Co. Ltd.	433,000	10,167,962
ORIX Corp.	35,560	6,432,160
Osaka Gas Co. Ltd.	836,000	2,982,939
Sumitomo Metal Industries Ltd.	300,000	1,263,399
Sumitomo Mitsui Financial Group, Inc.	122	1,049,708
Sumitomo Realty & Development Co. Ltd.	33,000	827,057
Sumitomo Trust & Banking Co. Ltd.	108,000	970,886
Takeda Pharmaceutical Co. Ltd.	72,600	3,837,881
Tokuyama Corp.	268,000	2,432,664
Tokyo Tatemono Co. Ltd.	88,000	768,174
Toyota Motor Corp.	172,900	8,810,032
Toyota Motor Corp. sponsored ADR	11,800	1,197,700
Xebio Co. Ltd.	53,200	1,607,897
Yamada Denki Co. Ltd.	8,340	715,921
TOTAL JAPAN		63,638,989
Kazakhstan - 0.4%
JSC Halyk Bank of Kazakhstan unit	94,100	1,515,010
Korea (South) - 0.2%
Kookmin Bank sponsored ADR	10,700	746,325
Mexico - 0.5%
America Movil SAB de CV Series L sponsored ADR	30,100	1,744,596
Common Stocks - continued
	Shares	Value
Netherlands - 1.3%
Heineken NV (Bearer)	14,100	$ 823,010
ING Groep NV sponsored ADR	84,800	3,221,552
Koninklijke KPN NV	27,000	496,734
TOTAL NETHERLANDS		4,541,296
Norway - 4.4%
DnB Nor ASA	127,500	1,911,248
Fred Olsen Energy ASA	15,500	985,118
Orkla ASA (A Shares) (d)	326,150	4,331,580
Petroleum Geo-Services ASA	194,150	5,301,935
StatoilHydro ASA sponsored ADR	85,500	3,092,535
TOTAL NORWAY		15,622,416
Philippines - 0.4%
Philippine Long Distance Telephone Co. sponsored ADR	26,400	1,613,040
Russia - 1.1%
JSC MMC 'Norilsk Nickel' sponsored ADR	12,200	331,840
OAO Gazprom sponsored ADR	68,100	3,602,490
TOTAL RUSSIA		3,934,330
Singapore - 0.8%
DBS Group Holdings Ltd.	195,000	2,855,763
South Africa - 1.2%
Impala Platinum Holdings Ltd.	106,100	4,322,364
Spain - 5.3%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	136,700	3,133,164
Banco Santander SA	331,200	7,160,953
Banco Santander SA sponsored ADR (d)	157,900	3,330,111
Gestevision Telecinco SA	84,000	1,768,976
Telefonica SA sponsored ADR	40,000	3,455,200
TOTAL SPAIN		18,848,404
Sweden - 2.0%
Svenska Cellulosa AB (SCA) (B Shares) (d)	206,200	3,478,164
Telefonaktiebolaget LM Ericsson (B Shares) (d)	1,474,000	3,722,810
TOTAL SWEDEN		7,200,974
Switzerland - 6.1%
Compagnie Financiere Richemont unit	15,783	961,691
Credit Suisse Group sponsored ADR	60,500	3,227,675
Nestle SA (Reg.)	4,194	2,011,210
Roche Holding AG (participation certificate)	52,175	8,699,190
Common Stocks - continued
	Shares	Value
Switzerland - continued
Swiss Life Holding	8,785	$ 2,631,940
Zurich Financial Services AG (Reg.)	14,411	4,411,318
TOTAL SWITZERLAND		21,943,024
Taiwan - 0.6%
Advanced Semiconductor Engineering, Inc.	380,000	390,390
AU Optronics Corp.	466,000	910,649
Hon Hai Precision Industry Co. Ltd. (Foxconn)	140,000	811,561
TOTAL TAIWAN		2,112,600
Turkey - 0.4%
Turkiye Garanti Bankasi AS	249,000	1,337,660
United Kingdom - 14.8%
3i Group PLC	137,510	2,349,910
Aegis Group PLC	682,400	1,709,545
Anglo American PLC (United Kingdom)	34,200	2,222,860
BAE Systems PLC	203,300	1,886,656
Barratt Developments PLC	40,600	222,997
BHP Billiton PLC	63,200	2,261,833
BP PLC	192,100	2,327,746
British American Tobacco PLC	39,600	1,485,440
easyJet PLC (a)	169,400	1,039,899
HBOS PLC	369,200	3,453,761
HSBC Holdings PLC (United Kingdom) (Reg.)	74,905	1,300,603
Informa PLC	253,600	1,742,081
Misys PLC	446,400	1,391,242
National Grid PLC	277,200	3,860,756
Prudential PLC	158,228	2,170,718
Rolls-Royce Group PLC	314,919	2,748,745
Royal Bank of Scotland Group PLC	750,400	5,147,341
Royal Dutch Shell PLC Class A sponsored ADR	122,000	9,797,820
Tesco PLC	128,500	1,096,053
Vodafone Group PLC sponsored ADR	138,312	4,378,958
Yell Group PLC	99,300	327,739
TOTAL UNITED KINGDOM		52,922,703
United States of America - 1.6%
Transocean, Inc. (a)	38,239	5,638,723
TOTAL COMMON STOCKS (Cost $336,960,280)		344,150,941
Nonconvertible Preferred Stocks - 0.7%
	Shares	Value
Germany - 0.4%
ProSiebenSat.1 Media AG	81,500	$ 1,269,752
Italy - 0.3%
Telecom Italia SpA (Risp)	639,200	1,052,737
United Kingdom - 0.0%
Rolls-Royce Group PLC B Shares (a)	25,268,902	50,241
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,179,478)		2,372,730
Money Market Funds - 17.2%

Fidelity Cash Central Fund, 2.51% (b)	38,786,491	38,786,491
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	22,435,915	22,435,915
TOTAL MONEY MARKET FUNDS (Cost $61,222,406)		61,222,406
TOTAL INVESTMENT PORTFOLIO - 114.3% (Cost $401,362,164)		407,746,077
NET OTHER ASSETS - (14.3)%		(50,908,954)
NET ASSETS - 100%		$ 356,837,123
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 57,602
Fidelity Securities Lending Cash Central Fund	240,388
Total	$ 297,990

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $21,873,329) - See accompanying schedule: Unaffiliated issuers (cost $340,139,758)	$ 346,523,671
Fidelity Central Funds (cost $61,222,406)	61,222,406
Total Investments (cost $401,362,164)		$ 407,746,077
Receivable for investments sold		5,368,690
Receivable for fund shares sold		400,905
Dividends receivable		2,287,535
Distributions receivable from Fidelity Central Funds		170,326
Prepaid expenses		856
Other receivables		13,631
Total assets		415,988,020

Liabilities
Payable to custodian bank	$ 247,947
Payable for investments purchased	35,584,142
Payable for fund shares redeemed	574,043
Accrued management fee	192,912
Distribution fees payable	9,159
Other affiliated payables	73,354
Other payables and accrued expenses	33,425
Collateral on securities loaned, at value	22,435,915
Total liabilities		59,150,897

Net Assets		$ 356,837,123
Net Assets consist of:
Paid in capital		$ 340,943,726
Undistributed net investment income		3,112,886
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		6,368,171
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,412,340
Net Assets		$ 356,837,123

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,312,808 ÷ 569,222 shares)	$ 11.09

Maximum offering price per share (100/94.25 of $11.09)	$ 11.77
Class T: Net Asset Value and redemption price per share ($4,507,410 ÷ 407,697 shares)	$ 11.06

Maximum offering price per share (100/96.50 of $11.06)	$ 11.46
Class B: Net Asset Value and offering price per share ($2,462,694 ÷ 223,125 shares)A	$ 11.04

Class C: Net Asset Value and offering price per share ($4,938,266 ÷ 447,858 shares)A	$ 11.03

International Value: Net Asset Value, offering price and redemption price per share ($335,656,339 ÷ 30,203,120 shares)	$ 11.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,959,606 ÷ 266,206 shares)	$ 11.12

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 5,665,849
Interest		8,940
Income from Fidelity Central Funds		297,990
		5,972,779
Less foreign taxes withheld		(530,448)
Total income		5,442,331

Expenses
Management fee Basic fee	$ 1,181,441
Performance adjustment	21,393
Transfer agent fees	375,318
Distribution fees	56,455
Accounting and security lending fees	88,175
Custodian fees and expenses	35,586
Independent trustees' compensation	734
Registration fees	72,344
Audit	29,179
Legal	776
Miscellaneous	46,289
Total expenses before reductions	1,907,690
Expense reductions	(16,352)	1,891,338
Net investment income (loss)		3,550,993
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,475,659
Foreign currency transactions	(35,524)
Total net realized gain (loss)		7,440,135
Change in net unrealized appreciation (depreciation) on: Investment securities	(49,441,562)
Assets and liabilities in foreign currencies	22,990
Total change in net unrealized appreciation (depreciation)		(49,418,572)
Net gain (loss)		(41,978,437)
Net increase (decrease) in net assets resulting from operations		$ (38,427,444)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,550,993	$ 6,846,508
Net realized gain (loss)	7,440,135	23,723,355
Change in net unrealized appreciation (depreciation)	(49,418,572)	43,769,419
Net increase (decrease) in net assets resulting from operations	(38,427,444)	74,339,282
Distributions to shareholders from net investment income	(5,562,901)	(978,516)
Distributions to shareholders from net realized gain	(18,717,865)	(557,946)
Total distributions	(24,280,766)	(1,536,462)
Share transactions - net increase (decrease)	14,635,378	101,052,444
Redemption fees	17,016	30,746
Total increase (decrease) in net assets	(48,055,816)	173,886,010

Net Assets
Beginning of period	404,892,939	231,006,929
End of period (including undistributed net investment income of $3,112,886 and undistributed net investment income of $6,624,232, respectively)	$ 356,837,123	$ 404,892,939

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006 I

Selected Per-Share Data
Net asset value, beginning of period	$ 13.02	$ 10.60	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.18	.06 H
Net realized and unrealized gain (loss)	(1.26)	2.29	.54
Total from investment operations	(1.16)	2.47	.60
Distributions from net investment income	(.15)	(.03)	-
Distributions from net realized gain	(.62)	(.02)	-
Total distributions	(.77)	(.05)	-
Redemption fees added to paid in capital E, K	-	-	-
Net asset value, end of period	$ 11.09	$ 13.02	$ 10.60
Total Return B, C, D	(9.30)%	23.43%	6.00%
Ratios to Average Net Assets F, J
Expenses before reductions	1.42% A	1.38%	1.75% A
Expenses net of fee waivers, if any	1.42% A	1.38%	1.50% A
Expenses net of all reductions	1.41% A	1.37%	1.46% A
Net investment income (loss)	1.84% A	1.49%	1.29% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,313	$ 6,052	$ 1,537
Portfolio turnover rate G	72% A	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .63%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006 I

Selected Per-Share Data
Net asset value, beginning of period	$ 12.99	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.15	.05 H
Net realized and unrealized gain (loss)	(1.26)	2.29	.54
Total from investment operations	(1.17)	2.44	.59
Distributions from net investment income	(.14)	(.02)	-
Distributions from net realized gain	(.62)	(.02)	-
Total distributions	(.76)	(.04)	-
Redemption fees added to paid in capital E, K	-	-	-
Net asset value, end of period	$ 11.06	$ 12.99	$ 10.59
Total Return B, C, D	(9.42)%	23.13%	5.90%
Ratios to Average Net Assets F, J
Expenses before reductions	1.68% A	1.60%	2.01% A
Expenses net of fee waivers, if any	1.68% A	1.60%	1.75% A
Expenses net of all reductions	1.67% A	1.58%	1.71% A
Net investment income (loss)	1.58% A	1.27%	1.04% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,507	$ 5,081	$ 1,789
Portfolio turnover rate G	72% A	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .38%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006 I

Selected Per-Share Data
Net asset value, beginning of period	$ 12.93	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.09	.02 H
Net realized and unrealized gain (loss)	(1.25)	2.29	.54
Total from investment operations	(1.19)	2.38	.56
Distributions from net investment income	(.08)	-	-
Distributions from net realized gain	(.62)	(.01)	-
Total distributions	(.70)	(.01)	-
Redemption fees added to paid in capital E, K	-	-	-
Net asset value, end of period	$ 11.04	$ 12.93	$ 10.56
Total Return B, C, D	(9.59)%	22.59%	5.60%
Ratios to Average Net Assets F, J
Expenses before reductions	2.18% A	2.10%	2.50% A
Expenses net of fee waivers, if any	2.18% A	2.10%	2.25% A
Expenses net of all reductions	2.17% A	2.08%	2.21% A
Net investment income (loss)	1.08% A	.77%	.54% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,463	$ 2,651	$ 1,304
Portfolio turnover rate G	72% A	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006 I

Selected Per-Share Data
Net asset value, beginning of period	$ 12.92	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.09	.02 H
Net realized and unrealized gain (loss)	(1.25)	2.29	.54
Total from investment operations	(1.19)	2.38	.56
Distributions from net investment income	(.08)	-	-
Distributions from net realized gain	(.62)	(.02)	-
Total distributions	(.70)	(.02)	-
Redemption fees added to paid in capital E, K	-	-	-
Net asset value, end of period	$ 11.03	$ 12.92	$ 10.56
Total Return B, C, D	(9.58)%	22.56%	5.60%
Ratios to Average Net Assets F, J
Expenses before reductions	2.17% A	2.07%	2.47% A
Expenses net of fee waivers, if any	2.17% A	2.07%	2.25% A
Expenses net of all reductions	2.16% A	2.05%	2.21% A
Net investment income (loss)	1.09% A	.80%	.54% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,938	$ 5,996	$ 2,183
Portfolio turnover rate G	72% A	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Value

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.06	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.22	.07 G
Net realized and unrealized gain (loss)	(1.26)	2.29	.54
Total from investment operations	(1.14)	2.51	.61
Distributions from net investment income	(.19)	(.04)	-
Distributions from net realized gain	(.62)	(.02)	-
Total distributions	(.81)	(.06)	-
Redemption fees added to paid in capital D, J	-	-	-
Net asset value, end of period	$ 11.11	$ 13.06	$ 10.61
Total Return B, C	(9.14)%	23.81%	6.10%
Ratios to Average Net Assets E, I
Expenses before reductions	1.10% A	1.03%	1.50% A
Expenses net of fee waivers, if any	1.10% A	1.03%	1.25% A
Expenses net of all reductions	1.09% A	1.02%	1.21% A
Net investment income (loss)	2.16% A	1.84%	1.54% A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 335,656	$ 381,148	$ 221,130
Portfolio turnover rate F	72% A	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .88%.

H For the period May 18, 2006 (commencement of operations) to October 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.07	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.22	.07 G
Net realized and unrealized gain (loss)	(1.25)	2.30	.54
Total from investment operations	(1.13)	2.52	.61
Distributions from net investment income	(.20)	(.04)	-
Distributions from net realized gain	(.62)	(.02)	-
Total distributions	(.82)	(.06)	-
Redemption fees added to paid in capital D, J	-	-	-
Net asset value, end of period	$ 11.12	$ 13.07	$ 10.61
Total Return B, C	(9.07)%	23.91%	6.10%
Ratios to Average Net Assets E, I
Expenses before reductions	1.04% A	.98%	1.38% A
Expenses net of fee waivers, if any	1.04% A	.98%	1.25% A
Expenses net of all reductions	1.03% A	.96%	1.21% A
Net investment income (loss)	2.22% A	1.89%	1.54% A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,960	$ 3,965	$ 3,064
Portfolio turnover rate F	72% A	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .88%.

H For the period May 18, 2006 (commencement of operations) to October 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Value Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Noncash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 35,542,337
Unrealized depreciation	(29,325,788)
Net unrealized appreciation (depreciation)	$ 6,216,549
Cost for federal income tax purposes	$ 401,529,528

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $123,348,723 and $135,463,782, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 7,412	$ 1,496
Class T	.25%	.25%	11,296	2,429
Class B	.75%	.25%	11,907	10,231
Class C	.75%	.25%	25,840	10,435
			$ 56,455	$ 24,591

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,990
Class T	787
Class B*	633
Class C*	100
$ 5,510

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for International Value shares. For the period, each class paid the following transfer agent fees.

	Amount	% of Average Net Assets*
Class A	$ 8,568.29
Class T	6,707.30
Class B	3,586.30
Class C	7,477.29
International Value	346,524.22
Institutional Class	2,456.15
	$ 375,318

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $216 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $342 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $240,388.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $16,334 for the period. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
International Value	$ 18

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 71,380	$ 5,613
Class T	53,705	4,267
Class B	15,783	-
Class C	37,642	-
International Value	5,325,188	956,069
Institutional Class	59,203	12,567
Total	$ 5,562,901	$ 978,516
From net realized gain
Class A	$ 297,020	$ 3,983
Class T	246,645	4,693
Class B	128,753	1,788
Class C	295,420	4,566
International Value	17,561,793	536,333
Institutional Class	188,234	6,583
Total	$ 18,717,865	$ 557,946

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	199,161	556,341	$ 2,206,174	$ 6,434,905
Reinvestment of distributions	30,184	863	357,686	9,431
Shares redeemed	(125,000)	(237,384)	(1,340,891)	(2,953,175)
Net increase (decrease)	104,345	319,820	$ 1,222,969	$ 3,491,161
Class T
Shares sold	74,164	281,943	$ 828,367	$ 3,296,913
Reinvestment of distributions	21,586	806	255,358	8,796
Shares redeemed	(79,331)	(60,435)	(861,001)	(714,379)
Net increase (decrease)	16,419	222,314	$ 222,724	$ 2,591,330
Class B
Shares sold	22,051	114,852	$ 244,336	$ 1,342,524
Reinvestment of distributions	10,866	151	128,544	1,653
Shares redeemed	(14,834)	(33,404)	(161,640)	(398,508)
Net increase (decrease)	18,083	81,599	$ 211,240	$ 945,669
Class C
Shares sold	48,023	337,076	$ 542,749	$ 3,929,869
Reinvestment of distributions	22,711	319	268,223	3,483
Shares redeemed	(86,900)	(80,082)	(907,168)	(988,817)
Net increase (decrease)	(16,166)	257,313	$ (96,196)	$ 2,944,535
International Value
Shares sold	6,532,269	26,426,338	$ 72,765,558	$ 309,978,984
Reinvestment of distributions	1,810,134	127,337	21,468,187	1,391,798
Shares redeemed	(7,316,502)	(18,219,061)	(80,820,986)	(220,454,791)
Net increase (decrease)	1,025,901	8,334,614	$ 13,412,759	$ 90,915,991
Institutional Class
Shares sold	40,392	75,655	$ 460,790	$ 870,496
Reinvestment of distributions	6,826	692	80,952	7,564
Shares redeemed	(84,347)	(61,819)	(879,860)	(714,302)
Net increase (decrease)	(37,129)	14,528	$ (338,118)	$ 163,758

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on December 13, 2007. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to reduce the required quorum for shareholder meetings.A
	# of Votes	% of Votes
Affirmative	45,014,793,255.82	80.372
Against	6,871,112,667.08	12.268
Abstain	2,163,456,438.02	3.863
Broker Non-Votes	1,958,633,563.89	3.497
TOTAL	56,007,995,924.81	100.000
PROPOSAL 2
To elect the nominees specified below as Trustees.A
James C. Curvey
Affirmative	53,384,952,361.03	95.317
Withheld	2,623,043,563.78	4.683
TOTAL	56,007,995,924.81	100.000
Dennis J. Dirks
Affirmative	53,595,104,608.67	95.692
Withheld	2,412,891,316.14	4.308
TOTAL	56,007,995,924.81	100.000
Albert R. Gamper, Jr.
Affirmative	53,570,235,221.69	95.647
Withheld	2,437,760,703.12	4.353
TOTAL	56,007,995,924.81	100.000
George H. Heilmeier
Affirmative	53,166,350,588.50	94.926
Withheld	2,841,645,336.31	5.074
TOTAL	56,007,995,924.81	100.000
	# of Votes	% of Votes
Edward C. Johnson 3d
Affirmative	53,230,508,654.93	95.041
Withheld	2,777,487,269.88	4.959
TOTAL	56,007,995,924.81	100.000
James H. Keyes
Affirmative	53,549,161,456.52	95.610
Withheld	2,458,834,468.29	4.390
TOTAL	56,007,995,924.81	100.000
Marie L. Knowles
Affirmative	53,543,925,066.86	95.601
Withheld	2,464,070,857.95	4.399
TOTAL	56,007,995,924.81	100.000
Ned C. Lautenbach
Affirmative	53,547,116,322.50	95.606
Withheld	2,460,879,602.31	4.394
TOTAL	56,007,995,924.81	100.000
Cornelia M. Small
Affirmative	53,564,793,514.25	95.638
Withheld	2,443,202,410.56	4.362
TOTAL	56,007,995,924.81	100.000
William S. Stavropoulos
Affirmative	53,426,544,502.76	95.391
Withheld	2,581,451,422.05	4.609
TOTAL	56,007,995,924.81	100.000
Kenneth L. Wolfe
Affirmative	53,229,881,790.63	95.040
Withheld	2,778,114,134.18	4.960
TOTAL	56,007,995,924.81	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	44,485,656,811.55	94.702
Withheld	2,488,551,854.62	5.298
TOTAL	46,974,208,666.17	100.000
Dennis J. Dirks
Affirmative	44,706,671,638.31	95.173
Withheld	2,267,537,027.86	4.827
TOTAL	46,974,208,666.17	100.000
Edward C. Johnson 3d
Affirmative	44,294,881,638.16	94.296
Withheld	2,679,327,028.01	5.704
TOTAL	46,974,208,666.17	100.000
Alan J. Lacy
Affirmative	44,685,373,413.16	95.127
Withheld	2,288,835,253.01	4.873
TOTAL	46,974,208,666.17	100.000
Ned C. Lautenbach
Affirmative	44,634,541,379.41	95.019
Withheld	2,339,667,286.76	4.981
TOTAL	46,974,208,666.17	100.000
Joseph Mauriello
Affirmative	44,683,962,099.80	95.124
Withheld	2,290,246,566.37	4.876
TOTAL	46,974,208,666.17	100.000
Cornelia M. Small
Affirmative	44,671,688,375.36	95.098
Withheld	2,302,520,290.81	4.902
TOTAL	46,974,208,666.17	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	44,465,262,087.61	94.659
Withheld	2,508,946,578.56	5.341
TOTAL	46,974,208,666.17	100.000
David M. Thomas
Affirmative	44,694,340,813.87	95.147
Withheld	2,279,867,852.30	4.853
TOTAL	46,974,208,666.17	100.000
Michael E. Wiley
Affirmative	44,686,513,174.78	95.130
Withheld	2,287,695,491.39	4.870
TOTAL	46,974,208,666.17	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

AFIVI-USAN-0608
1.827491.101

Fidelity®
Total International Equity Fund
and
Fidelity
International Growth Fund

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Fidelity Total International Equity Fund
	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements
	<Click Here>	Board Approval of Investment Advisory Contracts and Management Fees
Fidelity International Growth Fund
	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements
	<Click Here>	Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Total International Equity Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Fidelity Total International Equity Fund
Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 908.00	$ 7.12
Hypothetical A	$ 1,000.00	$ 1,017.40	$ 7.52
Class T
Actual	$ 1,000.00	$ 907.00	$ 8.30
Hypothetical A	$ 1,000.00	$ 1,016.16	$ 8.77
Class B
Actual	$ 1,000.00	$ 905.00	$ 10.66
Hypothetical A	$ 1,000.00	$ 1,013.67	$ 11.27
Class C
Actual	$ 1,000.00	$ 905.00	$ 10.66
Hypothetica A	$ 1,000.00	$ 1,013.67	$ 11.27
Total International Equity
Actual	$ 1,000.00	$ 909.50	$ 5.93
Hypothetical A	$ 1,000.00	$ 1,018.65	$ 6.27
Institutional Class
Actual	$ 1,000.00	$ 909.50	$ 5.93
Hypothetical A	$ 1,000.00	$ 1,018.65	$ 6.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50%
Class T	1.75%
Class B	2.25%
Class C	2.25%
Total International Equity	1.25%
Institutional Class	1.25%

Semiannual Report

Fidelity Total International Equity Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2008
United Kingdom 14.5%
Japan 12.8%
Germany 8.7%
France 6.7%
Switzerland 6.7%
United States of America 6.0%
Spain 3.6%
Australia 3.5%
Brazil 3.4%
Other 34.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2008
% of fund's net assets
Stocks and Investment Companies	98.2
Short-Term Investments and Net Other Assets	1.8
Top Ten Stocks as of April 30, 2008
% of fund's net assets
E.ON AG (Germany, Electric Utilities)	2.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.0
Nestle SA (Reg.) (Switzerland, Food Products)	1.9
UniCredit SpA (Italy, Commercial Banks)	1.4
Petroleo Brasileiro SA - Petrobras sponsored ADR (Brazil, Oil, Gas & Consumable Fuels)	1.4
Banco Santander SA (Spain, Diversified Financials)	1.4
Mitsui & Co. Ltd. (Japan, Trading Companies & Distributors)	1.3
Toyota Motor Corp. (Japan, Automobiles)	1.3
Royal Dutch Shell PLC Class A sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	1.3
BHP Billiton PLC (United Kingdom, Metals & Mining)	1.2
15.3
Market Sectors as of April 30, 2008
% of fund's net assets
Financials	22.2
Industrials	11.1
Materials	11.0
Energy	10.8
Information Technology	10.4
Consumer Staples	9.2
Consumer Discretionary	7.1
Telecommunication Services	5.7
Utilities	5.1
Health Care	5.0

Semiannual Report

Fidelity Total International Equity Fund

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Argentina - 0.0%
Inversiones y Representaciones SA sponsored GDR (a)	1,200	$ 16,704
Australia - 3.5%
AMP Ltd.	40,791	301,268
ASX Ltd.	2,977	100,781
Babcock & Brown Ltd.	7,000	97,060
Cochlear Ltd.	4,650	248,693
CSL Ltd.	17,974	674,599
Downer EDI Ltd.	13,634	93,237
Leighton Holdings Ltd.	2,779	123,437
Macquarie Airports unit	38,152	112,999
Macquarie Group Ltd.	2,881	172,344
Macquarie Infrastructure Group unit	66,221	176,770
Silex Systems Ltd. (a)	10,000	54,614
Sino Gold Mining Ltd. (a)	1,364	6,446
Woolworths Ltd.	12,801	346,539
WorleyParsons Ltd.	5,758	210,732
TOTAL AUSTRALIA		2,719,519
Austria - 0.1%
Raiffeisen International Bank Holding AG	300	48,753
Belgium - 0.6%
Hansen Transmission International NV	19,100	83,546
InBev SA	4,400	362,675
TOTAL BELGIUM		446,221
Bermuda - 0.9%
Aquarius Platinum Ltd.:
(Australia)	6,599	105,443
(United Kingdom)	900	14,181
China Solar Energy Holding Ltd. (a)	140,000	6,827
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	6,000	17,760
Credicorp Ltd. (NY Shares)	500	40,180
Global Digital Creations Holdings Ltd. (a)	64,000	3,613
Pacific Basin Shipping Ltd.	24,000	43,915
Ports Design Ltd.	35,500	114,338
Samling Global Ltd.	44,000	8,130
Seadrill Ltd.	11,900	362,377
TOTAL BERMUDA		716,764
Brazil - 3.4%
Anhanguera Educacional Participacoes SA unit (a)	1,418	23,281
Banco Bradesco SA (PN)	5,900	136,656
Common Stocks - continued
	Shares	Value
Brazil - continued
Banco Daycoval SA (PN)	5,000	$ 37,601
Bolsa de Mercadorias & Futuros - BM&F SA	8,800	89,472
Bovespa Holding SA	5,800	88,106
Companhia Vale do Rio Doce sponsored ADR	9,900	386,892
GVT Holding SA (a)	900	21,875
Medial Saude SA (a)	700	6,949
MRV Engenharia e Participacoes SA	9,600	193,479
Net Servicos de Comunicacao SA sponsored ADR	2,400	32,760
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	1,200	121,320
sponsored ADR	8,800	1,068,496
TAM SA (PN) sponsored ADR (ltd. vtg.)	3,400	80,240
TIM Participacoes SA sponsored ADR (non-vtg.)	3,300	110,814
Uniao de Bancos Brasileiros SA (Unibanco) GDR	1,400	203,574
TOTAL BRAZIL		2,601,515
Canada - 2.6%
Addax Petroleum, Inc.	500	22,282
BCE, Inc.	5,000	182,703
EnCana Corp.	3,100	250,099
First Quantum Minerals Ltd.	2,300	201,955
Goldcorp, Inc.	5,300	188,455
Harry Winston Diamond Corp.	4,600	136,296
Petrobank Energy & Resources Ltd. (a)	2,100	101,340
Potash Corp. of Saskatchewan, Inc.	2,100	386,295
Research In Motion Ltd. (a)	3,500	425,705
RONA, Inc. (a)	4,600	61,388
Sino-Forest Corp. (a)	700	10,600
SouthGobi Energy Resources Ltd. (a)	800	10,327
TOTAL CANADA		1,977,445
Cayman Islands - 1.8%
AAC Acoustic Technology Holdings, Inc. (a)	14,000	13,833
AirMedia Group, Inc. ADR	100	1,986
Chaoda Modern Agriculture (Holdings) Ltd.	242,575	348,619
Foxconn International Holdings Ltd. (a)	23,000	35,711
Hidili Industry International Development Ltd.	12,000	18,324
Himax Technologies, Inc. sponsored ADR	79,300	398,879
Intime Department Store Group Co. Ltd.	60,000	44,732
LDK Solar Co. Ltd. Sponsored ADR	4,000	126,960
Lee & Man Paper Manufacturing Ltd.	2,800	5,210
SinoCom Software Group Ltd.	154,000	28,061
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Subsea 7, Inc. (a)	11,500	$ 303,315
Yingli Green Energy Holding Co. Ltd. ADR	1,700	37,451
TOTAL CAYMAN ISLANDS		1,363,081
China - 1.6%
Anhui Conch Cement Co. Ltd. (H Shares)	6,000	47,965
China Coal Energy Co. Ltd. (H Shares)	13,000	27,524
China Communications Construction Co. Ltd. (H Shares)	35,000	83,176
China Construction Bank Corp. (H Shares)	216,000	195,125
China Merchants Bank Co. Ltd. (H Shares)	14,000	58,474
China Nepstar Chain Drugstore Ltd. ADR	100	1,181
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)	5,000	27,200
First Tractor Co. Ltd. (H Shares) (a)	134,000	65,683
Focus Media Holding Ltd. ADR (a)	2,000	73,780
Global Bio-Chem Technology Group Co. Ltd.	512,000	237,829
Golden Eagle Retail Group Ltd. (H Shares)	42,000	42,576
Industrial & Commercial Bank of China	148,000	117,175
Nine Dragons Paper (Holdings) Ltd.	78,000	83,974
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	3,800	130,302
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	19,000	18,480
TOTAL CHINA		1,210,444
Cyprus - 0.3%
Marfin Popular Bank Public Co.	14,100	125,906
Mirland Development Corp. PLC (a)	5,200	47,559
XXI Century Investments Public Ltd. (a)	1,500	42,797
TOTAL CYPRUS		216,262
Czech Republic - 0.0%
Ceske Energeticke Zavody AS	300	22,294
Denmark - 0.4%
Novo Nordisk AS Series B sponsored ADR	1,100	75,559
Vestas Wind Systems AS (a)	1,860	203,906
TOTAL DENMARK		279,465
Egypt - 0.1%
Eastern Tobacco Co.	500	36,161
Telecom Egypt SAE	4,500	16,306
TOTAL EGYPT		52,467
Finland - 1.1%
Metso Corp.	2,600	112,836
Common Stocks - continued
	Shares	Value
Finland - continued
Nokia Corp. sponsored ADR	23,100	$ 694,617
Wartsila Corp.	1,000	68,688
TOTAL FINLAND		876,141
France - 6.7%
Accor SA	2,000	166,413
Alcatel-Lucent SA	12,000	80,300
Alstom SA	1,594	370,771
AXA SA sponsored ADR	21,800	807,690
BNP Paribas SA	3,100	335,129
Compagnie de St. Gobain	1,300	105,023
Compagnie Generale de Geophysique SA (a)	491	124,050
Delachaux SA	2,300	216,473
Gaz de France	2,700	178,462
Groupe Danone	4,236	375,873
L'Oreal SA	618	73,524
Laurent-Perrier Group	800	116,033
Meetic (a)	2,258	60,277
Remy Cointreau SA	2,051	127,592
Renault SA	900	92,800
SeLoger.com (a)	1,518	71,092
Societe Generale Series A	600	70,399
Suez SA (France)	6,666	473,486
Total SA:
Series B	3,700	309,865
sponsored ADR	6,700	562,800
Unibail-Rodamco	1,100	284,645
Vallourec SA	300	82,075
VINCI SA	1,764	130,612
TOTAL FRANCE		5,215,384
Georgia - 0.1%
Bank of Georgia unit (a)	1,800	43,092
Germany - 8.5%
Allianz AG sponsored ADR	44,000	892,320
Bayer AG	4,100	350,748
Continental AG	1,300	153,283
Daimler AG	10,100	781,942
Deutsche Boerse AG	2,600	382,426
E.ON AG	8,100	1,652,824
GEA Group AG	2,600	96,398
GFK AG	3,600	164,384
Common Stocks - continued
	Shares	Value
Germany - continued
Lanxess AG	2,600	$ 101,512
Linde AG	1,400	205,659
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	3,600	698,336
RWE AG	4,600	530,967
SGL Carbon AG (a)	1,000	68,392
Siemens AG sponsored ADR	4,400	521,180
TOTAL GERMANY		6,600,371
Hong Kong - 1.7%
BYD Electronic International Co. Ltd.	50,000	55,305
China Mobile (Hong Kong) Ltd.	8,500	146,263
China Mobile (Hong Kong) Ltd. sponsored ADR	2,300	198,536
China State Construction International Holdings Ltd.	14,000	23,318
CNOOC Ltd. sponsored ADR	560	99,428
CNPC (Hong Kong) Ltd.	40,000	19,248
Hong Kong Exchanges & Clearing Ltd.	12,000	245,138
REXCAPITAL Financial Holdings Ltd. (a)	350,000	40,869
Swire Pacific Ltd. (A Shares)	39,500	461,999
TOTAL HONG KONG		1,290,104
India - 1.7%
Areva T&D India Ltd.	690	28,495
Axis Bank Ltd. GDR (Reg. S)	3,700	86,025
Bank of India	4,463	37,767
Bharat Heavy Electricals Ltd.	396	18,622
Bharti Airtel Ltd. (a)	15,720	349,085
Cambridge Solutions Ltd. (a)	7,801	9,334
GAIL India Ltd.	1,181	12,849
Indian Overseas Bank	14,137	53,039
Infosys Technologies Ltd.	2,124	92,054
JSW Steel Ltd.	639	13,827
Kalpataru Power Transmission Ltd.	768	20,642
LANCO Infratech Ltd. (a)	3,570	47,425
Pantaloon Retail India Ltd.	3,194	41,761
Reliance Industries Ltd. GDR (Reg. S) (b)	1,458	190,998
Rural Electrification Corp. Ltd.	130	394
Satyam Computer Services Ltd.	9,346	111,517
Satyam Computer Services Ltd. sponsored ADR	3,400	87,312
Sintex Industries Ltd.	5,239	59,883
Subex Ltd.	1,147	4,415
Suzlon Energy Ltd.	11,683	82,951
TOTAL INDIA		1,348,395
Common Stocks - continued
	Shares	Value
Indonesia - 0.2%
PT Bumi Resources Tbk	100,500	$ 72,479
PT International Nickel Indonesia Tbk	18,500	13,342
PT Perusahaan Gas Negara Tbk Series B	34,000	44,615
TOTAL INDONESIA		130,436
Ireland - 0.6%
Bank of Ireland	12,600	173,536
C&C Group PLC	10,400	71,436
CRH PLC sponsored ADR	5,000	193,100
Dragon Oil PLC (a)	4,700	46,537
TOTAL IRELAND		484,609
Israel - 0.8%
BluePhoenix Solutions Ltd. (a)	2,200	18,810
Cellcom Israel Ltd.	700	23,142
ECtel Ltd. (a)	9,100	20,384
Israel Chemicals Ltd.	10,600	195,149
Leadcom Integrated Solutions	18,200	6,514
Orckit Communications Ltd. (a)	4,400	31,988
Ormat Industries Ltd.	1,700	22,147
Partner Communications Co. Ltd. ADR	9,900	230,373
RADWARE Ltd. (a)	5,300	52,417
Retalix Ltd. (a)	1,900	26,790
TOTAL ISRAEL		627,714
Italy - 2.5%
Fiat SpA	22,700	510,186
Finmeccanica SpA	6,900	241,284
Impregilo SpA (a)	16,600	101,273
UniCredit SpA	147,100	1,120,862
TOTAL ITALY		1,973,605
Japan - 12.8%
Aeon Co. Ltd.	21,700	318,073
Canon, Inc.	7,800	392,109
DeNA Co. Ltd.	10	71,057
Denso Corp.	6,800	237,151
East Japan Railway Co.	29	231,384
Fujitsu Ltd.	14,000	89,555
Ibiden Co. Ltd.	2,000	87,262
Ichiyoshi Securities Co. Ltd.	7,600	83,052
Japan Steel Works Ltd.	13,000	240,492
Japan Tobacco, Inc.	55	267,405
Common Stocks - continued
	Shares	Value
Japan - continued
JGC Corp.	5,000	$ 92,931
JSR Corp.	4,500	101,615
Kobayashi Pharmaceutical Co. Ltd.	2,000	69,968
Konica Minolta Holdings, Inc.	16,000	241,077
Kubota Corp.	13,000	91,068
Leopalace21 Corp.	8,800	155,653
Mitsubishi Estate Co. Ltd.	3,000	87,233
Mitsui & Co. Ltd.	44,000	1,033,234
Nintendo Co. Ltd.	1,200	659,424
ORIX Corp.	3,580	647,557
Osaka Gas Co. Ltd.	112,000	399,628
Osaka Securities Exchange Co. Ltd.	10	54,390
Rakuten, Inc.	169	105,554
SBI E*TRADE Securities Co. Ltd.	78	72,563
SBI Holdings, Inc.	265	69,666
Shin-Etsu Chemical Co. Ltd.	1,400	86,676
Shiseido Co. Ltd.	7,000	167,933
Sojitz Corp.	18,300	70,481
Sony Financial Holdings, Inc.	27	114,073
Sparx Group Co. Ltd.	489	214,503
Sugi Pharmacy Co. Ltd.	1,000	26,456
Sumco Techxiv Corp.	3,100	94,525
Sumitomo Metal Industries Ltd.	30,000	126,340
Sumitomo Mitsui Financial Group, Inc.	31	266,729
Sumitomo Realty & Development Co. Ltd.	3,000	75,187
Sumitomo Trust & Banking Co. Ltd.	12,000	107,876
Takeda Pharmaceutical Co. Ltd.	7,300	385,903
Tokai Carbon Co. Ltd.	5,000	52,378
Tokuyama Corp.	27,000	245,082
Tokyo Tatemono Co. Ltd.	9,000	78,563
Torishima Pump Manufacturing Co. Ltd.	21,000	363,216
Toyota Motor Corp.	17,400	886,608
Toyota Motor Corp. sponsored ADR	1,300	131,950
USS Co. Ltd.	1,940	137,748
Wacom Co. Ltd.	60	120,888
Xebio Co. Ltd.	5,100	154,140
Yamada Denki Co. Ltd.	910	78,116
TOTAL JAPAN		9,884,472
Kazakhstan - 0.2%
JSC Halyk Bank of Kazakhstan unit	10,900	175,490
Common Stocks - continued
	Shares	Value
Korea (South) - 1.5%
Daegu Bank Co. Ltd.	2,340	$ 37,085
Daelim Industrial Co.	230	31,064
Doosan Co. Ltd. (a)	110	18,914
GS Engineering & Construction Corp.	210	30,875
Hanjin Heavy Industries & Consolidated Co. Ltd.	99	5,674
Hyundai Steel Co.	340	26,739
Hyunjin Materials Co. Ltd.	782	30,789
Jinsung T.E.C. Co. Ltd.	2,278	32,016
Kookmin Bank	1,413	98,449
Kookmin Bank sponsored ADR	1,000	69,750
KT&G Corp.	530	43,847
LG Electronics, Inc.	110	17,159
MegaStudy Co. Ltd.	100	32,993
NHN Corp. (a)	1,060	246,180
POSCO sponsored ADR	400	49,360
Pusan Bank	2,810	45,235
Samsung Electronics Co. Ltd.	410	290,566
TK Corp.	1,148	44,341
TOTAL KOREA (SOUTH)		1,151,036
Luxembourg - 0.8%
ArcelorMittal SA (NY Reg.) Class A	6,700	596,903
Evraz Group SA GDR	400	41,500
TOTAL LUXEMBOURG		638,403
Malaysia - 0.2%
Bandar Raya Developments Bhd	79,200	51,145
Gamuda Bhd	41,400	40,889
Public Bank Bhd	14,800	53,409
TOTAL MALAYSIA		145,443
Mauritius - 0.1%
Golden Agri-Resources Ltd.	68,000	42,622
Mexico - 1.2%
America Movil SAB de CV Series L sponsored ADR	14,300	828,828
Banco Compartamos SA de CV	3,600	15,122
Grupo Financiero Banorte SA de CV Series O	10,039	44,324
Megacable Holdings SAB de CV unit	2,200	6,481
Wal-Mart de Mexico SA de CV Series V	5,100	20,636
TOTAL MEXICO		915,391
Common Stocks - continued
	Shares	Value
Netherlands - 1.5%
Advanced Metallurgical Group NV	2,150	$ 147,412
AmRest Holdings NV (a)	2,600	101,112
ASML Holding NV (NY Shares)	9,200	260,912
Gemalto NV (a)	4,900	158,495
Heineken NV (Bearer)	1,300	75,880
ING Groep NV sponsored ADR	8,900	338,111
Koninklijke KPN NV	3,000	55,193
TOTAL NETHERLANDS		1,137,115
Norway - 2.4%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	15,000	28,585
DnB Nor ASA	12,800	191,874
Fred Olsen Energy ASA	1,500	95,334
Marine Harvest ASA (a)	74,000	48,994
Orkla ASA (A Shares)	32,400	430,303
Petroleum Geo-Services ASA	21,800	595,324
Pronova BioPharma ASA	41,400	143,151
StatoilHydro ASA sponsored ADR	8,600	311,062
TOTAL NORWAY		1,844,627
Papua New Guinea - 0.2%
Lihir Gold Ltd. (a)	48,662	134,947
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	400	25,028
Philippines - 0.3%
Alliance Global Group, Inc. (a)	310,000	28,632
Jollibee Food Corp.	65,500	68,253
Philippine Long Distance Telephone Co. sponsored ADR	2,700	164,970
TOTAL PHILIPPINES		261,855
Poland - 0.0%
Eurocash SA	1,200	7,136
Russia - 1.7%
JSC MMC 'Norilsk Nickel' sponsored ADR	3,900	106,080
Lukoil Oil Co. sponsored ADR	500	44,900
Mechel Steel Group OAO sponsored ADR	400	58,320
Mobile TeleSystems OJSC sponsored ADR	500	38,790
OAO Gazprom sponsored ADR	12,380	654,902
OAO Raspadskaya (a)	4,700	39,715
OAO TatNeft unit	300	38,475
OAO TMK unit	400	13,200
OJSC Rosneft unit	6,700	65,660
Common Stocks - continued
	Shares	Value
Russia - continued
Sberbank (Savings Bank of the Russian Federation) GDR	290	$ 110,821
Uralkali JSC (a)	4,100	42,845
Vimpel Communications sponsored ADR	2,000	60,320
Wimm-Bill-Dann Foods OJSC sponsored ADR	300	36,510
TOTAL RUSSIA		1,310,538
Singapore - 0.7%
DBS Group Holdings Ltd.	20,000	292,899
Ezra Holdings Ltd.	7,000	12,388
Singapore Exchange Ltd.	35,000	221,702
Straits Asia Resources Ltd.	18,000	43,802
TOTAL SINGAPORE		570,791
South Africa - 2.5%
African Rainbow Minerals Ltd.	15,863	539,209
Anglo Platinum Ltd.	494	79,225
Discovery Holdings Ltd.	700	2,301
Impala Platinum Holdings Ltd.	12,700	517,380
JSE Ltd.	8,710	75,183
MTN Group Ltd.	25,003	477,876
Murray & Roberts Holdings Ltd.	10,014	117,221
Nedbank Group Ltd.	2,800	42,405
Northam Platinum Ltd.	900	7,856
Raubex Group Ltd.	15,481	79,858
Truworths International Ltd.	8,400	28,443
TOTAL SOUTH AFRICA		1,966,957
Spain - 3.6%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	15,300	350,676
Banco Santander SA	33,400	722,149
Banco Santander SA sponsored ADR	15,900	335,331
Gestevision Telecinco SA	8,500	179,003
Grifols SA	7,590	212,685
Inditex SA	2,800	152,900
Telefonica SA sponsored ADR	9,400	811,972
TOTAL SPAIN		2,764,716
Sweden - 1.4%
H&M Hennes & Mauritz AB (B Shares)	3,100	184,311
Svenska Cellulosa AB (SCA) (B Shares)	20,800	350,853
Common Stocks - continued
	Shares	Value
Sweden - continued
Swedish Match Co.	9,600	$ 210,832
Telefonaktiebolaget LM Ericsson (B Shares)	146,000	368,745
TOTAL SWEDEN		1,114,741
Switzerland - 6.7%
ABB Ltd. sponsored ADR	17,700	542,859
Compagnie Financiere Richemont unit	1,718	104,681
Credit Suisse Group sponsored ADR	6,100	325,435
EFG International	3,600	115,149
Nestle SA (Reg.)	3,125	1,498,577
Roche Holding AG (participation certificate)	9,337	1,556,767
SGS Societe Generale de Surveillance Holding SA (Reg.)	72	101,775
Sonova Holding AG	1,312	111,021
Swiss Life Holding	885	265,141
The Swatch Group AG:
(Bearer)	299	80,780
(Reg.)	182	9,377
Zurich Financial Services AG (Reg.)	1,430	437,734
TOTAL SWITZERLAND		5,149,296
Taiwan - 1.4%
Advanced Semiconductor Engineering, Inc.	35,000	35,957
AU Optronics Corp.	45,000	87,938
AU Optronics Corp. sponsored ADR	2,400	46,848
China Steel Corp.	27,000	44,339
Everlight Electronics Co. Ltd.	10,000	38,427
First Financial Holding Co. Ltd.	46,000	55,900
Formosa Plastics Corp.	11,000	31,431
HannStar Display Corp. (a)	350,000	162,082
High Tech Computer Corp.	2,000	51,564
Hon Hai Precision Industry Co. Ltd. (Foxconn)	33,000	191,296
Innolux Display Corp.	22,000	64,813
MediaTek, Inc.	3,000	38,919
Powertech Technology, Inc.	5,000	20,117
Prime View International Co. Ltd.	89,000	138,553
Siliconware Precision Industries Co. Ltd.	14,000	24,232
Taiwan Cement Corp.	9,000	14,632
TOTAL TAIWAN		1,047,048
Common Stocks - continued
	Shares	Value
Thailand - 0.1%
PTT PCL (For. Reg.)	5,100	$ 53,701
Siam Commercial Bank PCL (For. Reg.)	21,700	60,886
TOTAL THAILAND		114,587
Turkey - 0.6%
Anadolu Efes Biracilik ve Malt Sanyii AS	10,100	91,883
Asya Katilim Bankasi AS (a)	19,100	132,566
Enka Insaat ve Sanayi AS	1,100	15,183
Tupras-Turkiye Petrol Rafinerileri AS	1,000	27,057
Turkiye Garanti Bankasi AS	30,200	162,238
TOTAL TURKEY		428,927
United Arab Emirates - 0.0%
DP World Ltd.	6,947	7,294
United Kingdom - 14.5%
3i Group PLC	13,700	234,119
Aegis Group PLC	67,000	167,848
Anglo American PLC:
ADR	9,500	311,125
(United Kingdom)	3,400	220,986
Autonomy Corp. PLC (a)	7,300	124,314
BAE Systems PLC	65,600	608,778
Barratt Developments PLC	4,400	24,167
BG Group PLC	12,400	303,494
BHP Billiton PLC	6,400	229,046
BHP Billiton PLC ADR	10,000	720,800
BP PLC	18,800	227,806
British American Tobacco PLC	3,900	146,293
British American Tobacco PLC sponsored ADR	3,300	249,282
Cairn Energy PLC	300	18,694
Datacash Group PLC	27,900	156,432
easyJet PLC (a)	16,800	103,131
Expro International Group PLC	2,500	75,454
HBOS PLC	37,200	347,995
HSBC Holdings PLC (United Kingdom) (Reg.)	7,163	124,374
Informa PLC	31,400	215,699
International Power PLC	15,500	135,368
Man Group PLC	32,975	381,246
Max Petroleum PLC (a)	76,100	102,510
Meggitt PLC	11,000	64,901
Misys PLC	43,200	134,636
National Grid PLC	41,400	576,607
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Premier Foods PLC	59,000	$ 151,326
Prudential PLC	15,700	215,387
Randgold Resources Ltd. sponsored ADR	300	13,656
Reckitt Benckiser Group PLC	7,400	432,269
Renovo Group PLC (a)	53,700	36,835
Rio Tinto PLC sponsored ADR	1,490	700,300
Rolls-Royce Group PLC	44,600	389,287
Royal Bank of Scotland Group PLC	75,600	518,575
Royal Dutch Shell PLC Class A sponsored ADR	12,300	987,813
Serco Group PLC	33,700	295,488
Sibir Energy PLC	1,800	22,368
Tesco PLC	82,400	702,838
Vodafone Group PLC sponsored ADR	13,800	436,908
Xstrata PLC	3,000	235,369
Yell Group PLC	9,000	29,704
TOTAL UNITED KINGDOM		11,173,228
United States of America - 3.6%
Allergan, Inc.	1,500	84,555
Berkshire Hathaway, Inc. Class B (a)	30	133,710
Cypress Semiconductor Corp. (a)	10,000	281,200
EnergySolutions, Inc.	2,600	56,810
FMC Technologies, Inc. (a)	3,200	215,040
Freeport-McMoRan Copper & Gold, Inc. Class B	300	34,125
Gilead Sciences, Inc. (a)	4,100	212,216
Juniper Networks, Inc. (a)	11,400	314,868
Merck & Co., Inc.	2,600	98,904
Philip Morris International, Inc. (a)	2,700	137,781
Pricesmart, Inc.	3,100	88,505
Titanium Metals Corp.	2,000	30,480
Transocean, Inc. (a)	3,820	563,297
Valero Energy Corp.	2,500	122,125
Varian Semiconductor Equipment Associates, Inc. (a)	2,200	80,586
Visa, Inc.	2,800	233,660
VMware, Inc. Class A	1,238	82,500
TOTAL UNITED STATES OF AMERICA		2,770,362
Vietnam - 0.0%
Luks Group (Vietnam Holdings) Co. Ltd.	34,000	31,412
TOTAL COMMON STOCKS (Cost $75,723,098)		75,074,247
Nonconvertible Preferred Stocks - 0.4%
	Shares	Value
Brazil - 0.0%
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	750	$ 36,052
Germany - 0.2%
ProSiebenSat.1 Media AG	8,200	127,754
Italy - 0.2%
Telecom Italia SpA (Risp)	71,400	117,593
United Kingdom - 0.0%
Rolls-Royce Group PLC B Shares (a)	3,763,200	7,482
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $342,815)		288,881
Investment Companies - 0.6%

United States of America - 0.6%
iShares MSCI EAFE Growth Index ETF (Cost $499,672)	6,600	499,092
Cash Equivalents - 1.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.95%, dated 4/30/08 due 5/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $1,380,000)	$ 1,380,075	1,380,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $77,945,585)		77,242,220
NET OTHER ASSETS - 0.0%		1,272
NET ASSETS - 100%		$ 77,243,492
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $190,998 or 0.2% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,380,000 due 5/01/08 at 1.95%
BNP Paribas Securities Corp.	$ 643,908
Fortis Securities LLC	294,591
HSBC Securities (USA), Inc.	147,167
ING Financial Markets LLC	294,334
$ 1,380,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total International Equity Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,380,000) - See accompanying schedule: Unaffiliated issuers (cost $77,945,585)		$ 77,242,220
Cash		22,132
Foreign currency held at value (cost $57)		57
Receivable for investments sold		372,780
Receivable for fund shares sold		256,680
Dividends receivable		368,049
Prepaid expenses		38,720
Other receivables		4,620
Total assets		78,305,258

Liabilities
Payable for investments purchased	$ 762,488
Payable for fund shares redeemed	140,884
Accrued management fee	67,294
Distribution fees payable	11,048
Other affiliated payables	15,963
Other payables and accrued expenses	64,089
Total liabilities		1,061,766

Net Assets		$ 77,243,492
Net Assets consist of:
Paid in capital		$ 79,786,462
Undistributed net investment income		421,613
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,257,081)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(707,502)
Net Assets		$ 77,243,492

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,233,205 ÷ 906,386 shares)	$ 9.08

Maximum offering price per share (100/94.25 of $9.08)	$ 9.63
Class T: Net Asset Value and redemption price per share ($4,727,533 ÷ 521,104 shares)	$ 9.07

Maximum offering price per share (100/96.50 of $9.07)	$ 9.40
Class B: Net Asset Value and offering price per share ($4,604,991 ÷ 508,870 shares)A	$ 9.05

Class C: Net Asset Value and offering price per share ($4,697,365 ÷ 519,084 shares)A	$ 9.05

Total International Equity: Net Asset Value, offering price and redemption price per share ($50,112,785 ÷ 5,512,830 shares)	$ 9.09

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,867,613 ÷ 535,478 shares)	$ 9.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total International Equity Fund
Financial Statements - continued

Statement of Operations

For the period November 1, 2007 (commencement of operations) to April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 890,391
Interest		43,104
		933,495
Less foreign taxes withheld		(83,312)
Total income		850,183

Expenses
Management fee	$ 201,827
Transfer agent fees	61,241
Distribution fees	63,348
Accounting fees and expenses	14,784
Custodian fees and expenses	278,938
Independent trustees' compensation	92
Registration fees	55,993
Audit	29,844
Legal	2,766
Miscellaneous	1,339
Total expenses before reductions	710,172
Expense reductions	(297,431)	412,741
Net investment income (loss)		437,442
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,221,716)
Foreign currency transactions	(35,365)
Total net realized gain (loss)		(2,257,081)
Change in net unrealized appreciation (depreciation) on: Investment securities	(703,365)
Assets and liabilities in foreign currencies	(4,137)
Total change in net unrealized appreciation (depreciation)		(707,502)
Net gain (loss)		(2,964,583)
Net increase (decrease) in net assets resulting from operations		$ (2,527,141)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period November 1, 2007 (commencement of operations) to April 30, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 437,442
Net realized gain (loss)	(2,257,081)
Change in net unrealized appreciation (depreciation)	(707,502)
Net increase (decrease) in net assets resulting from operations	(2,527,141)
Distributions to shareholders from net investment income	(15,829)
Share transactions - net increase (decrease)	79,780,522
Redemption fees	5,940
Total increase (decrease) in net assets	77,243,492

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $421,613)	$ 77,243,492

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended April 30, 2008 F

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07
Net realized and unrealized gain (loss)	(.99)
Total from investment operations	(.92)
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 9.08
Total Return B, C, D	(9.20)%
Ratios to Average Net Assets G
Expenses before reductions	2.39% A
Expenses net of fee waivers, if any	1.50% A
Expenses net of all reductions	1.47% A
Net investment income (loss)	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,233
Portfolio turnover rate	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 1, 2007 (commencement of operations) to April 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended April 30, 2008 F

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06
Net realized and unrealized gain (loss)	(.99)
Total from investment operations	(.93)
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 9.07
Total Return B, C, D	(9.30)%
Ratios to Average Net Assets G
Expenses before reductions	2.78% A
Expenses net of fee waivers, if any	1.75% A
Expenses net of all reductions	1.72% A
Net investment income (loss)	1.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,728
Portfolio turnover rate	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 1, 2007 (commencement of operations) to April 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended April 30, 2008 F

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03
Net realized and unrealized gain (loss)	(.98)
Total from investment operations	(.95)
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 9.05
Total Return B, C, D	(9.50)%
Ratios to Average Net Assets G
Expenses before reductions	3.28% A
Expenses net of fee waivers, if any	2.25% A
Expenses net of all reductions	2.22% A
Net investment income (loss)	.75% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,605
Portfolio turnover rate	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 1, 2007 (commencement of operations) to April 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended April 30, 2008 F

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03
Net realized and unrealized gain (loss)	(.98)
Total from investment operations	(.95)
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 9.05
Total Return B, C, D	(9.50)%
Ratios to Average Net Assets G
Expenses before reductions	3.27% A
Expenses net of fee waivers, if any	2.25% A
Expenses net of all reductions	2.23% A
Net investment income (loss)	.75% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,697
Portfolio turnover rate	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 1, 2007 (commencement of operations) to April 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total International Equity

Period ended April 30, 2008 E

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08
Net realized and unrealized gain (loss)	(.98)
Total from investment operations	(.90)
Distributions from net investment income	(.01)
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 9.09
Total Return B, C	(9.05)%
Ratios to Average Net Assets F
Expenses before reductions	2.28% A
Expenses net of fee waivers, if any	1.25% A
Expenses net of all reductions	1.22% A
Net investment income (loss)	1.75% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,113
Portfolio turnover rate	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 1, 2007 (commencement of operations) to April 30, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended April 30, 2008 E

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08
Net realized and unrealized gain (loss)	(.98)
Total from investment operations	(.90)
Distributions from net investment income	(.01)
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 9.09
Total Return B, C	(9.05)%
Ratios to Average Net Assets F
Expenses before reductions	2.27% A
Expenses net of fee waivers, if any	1.25% A
Expenses net of all reductions	1.23% A
Net investment income (loss)	1.75% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,868
Portfolio turnover rate	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 1, 2007 (commencement of operations) to April 30, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity Total International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Total International Equity, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Expenses - continued

Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's tax return. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 4,596,626
Unrealized depreciation	(5,570,961)
Net unrealized appreciation (depreciation)	$ (974,335)
Cost for federal income tax purposes	$ 78,216,555

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Semiannual Report

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $99,132,475 and $20,345,164, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Total International Equity, as compared to an appropriate benchmark index. The Fund's performance adjustment will not take effect until November 1, 2008. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 6,621	$ 5,993
Class T	.25%	.25%	11,516	11,188
Class B	.75%	.25%	22,505	22,466
Class C	.75%	.25%	22,706	22,515
			$ 63,348	$ 62,162

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 493
Class T	144
Class B*	-
Class C*	-
$ 637

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 4,021.15
Class T	3,554.15
Class B	3,441.15
Class C	3,539.16
Total International Equity	43,082.26
Institutional Class	3,604.16
	$ 61,241

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,072 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $17 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

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Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 23,808
Class T	1.75%	23,704
Class B	2.25%	23,104
Class C	2.25%	23,302
Total International Equity	1.25%	172,873
Institutional Class	1.25%	23,699
		$ 290,490

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,941 for the period.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

FMR or its affiliates were the owners of record of 31% of the total outstanding shares of the Fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

For the period November 1, 2007 (commencement of operations) to April 30, 2008
From net investment income
Total International Equity	$ 13,264
Institutional Class	2,565
Total	$ 15,829

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	For the period November 1, 2007 (commencement of operations) to April 30, 2008	For the period November 1, 2007 (commencement of operations) to April 30, 2008
Class A
Shares sold	912,091	$ 8,583,495
Shares redeemed	(5,705)	(50,638)
Net increase (decrease)	906,386	$ 8,532,857
Class T
Shares sold	521,104	$ 5,191,337
Net increase (decrease)	521,104	$ 5,191,337
Class B
Shares sold	508,946	$ 5,075,845
Shares redeemed	(76)	(680)
Net increase (decrease)	508,870	$ 5,075,165
Class C
Shares sold	521,437	$ 5,190,447
Shares redeemed	(2,353)	(21,294)
Net increase (decrease)	519,084	$ 5,169,153
Total International Equity
Shares sold	6,336,488	$ 57,633,290
Reinvestment of distributions	1,313	12,459
Shares redeemed	(824,971)	(7,149,117)
Net increase (decrease)	5,512,830	$ 50,496,632
Institutional Class
Shares sold	535,238	$ 5,313,078
Reinvestment of distributions	270	2,565
Shares redeemed	(30)	(265)
Net increase (decrease)	535,478	$ 5,315,378

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total International Equity Fund

On October 18, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for the fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, may choose to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio managers and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge.

Investment Performance. Fidelity Total International Equity Fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute performance for each class, as well as the fund's relative investment performance for each class measured against a broad-based securities market index and a peer group of mutual funds deemed appropriate by the Board.

The Board considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders. The Board considered that the fund's performance adjustment fee is calculated based on the results of the retail class and does not take into account the performance of the Advisor classes. The Board considered FMR's belief that the retail class is the appropriate class on which to base the performance fee because: (i) the class does not have a 12b-1 fee; and (ii) distribution-related expenses should be excluded from the calculation because they are not related to evaluating an adviser's investment management skills.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and projected total operating expenses for each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's net management fee and projected total expenses for each class of the fund were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets.

The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Fidelity International Growth Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Fidelity International Growth Fund

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 913.00	$ 7.13
HypotheticalA	$ 1,000.00	$ 1,017.40	$ 7.52
Class T
Actual	$ 1,000.00	$ 912.00	$ 8.32
HypotheticalA	$ 1,000.00	$ 1,016.16	$ 8.77
Class B
Actual	$ 1,000.00	$ 910.00	$ 10.69
HypotheticalA	$ 1,000.00	$ 1,013.67	$ 11.27
Class C
Actual	$ 1,000.00	$ 910.00	$ 10.69
HypotheticalA	$ 1,000.00	$ 1,013.67	$ 11.27
International Growth
Actual	$ 1,000.00	$ 914.50	$ 5.95
HypotheticalA	$ 1,000.00	$ 1,018.65	$ 6.27
Institutional Class
Actual	$ 1,000.00	$ 914.50	$ 5.95
HypotheticalA	$ 1,000.00	$ 1,018.65	$ 6.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50%
Class T	1.75%
Class B	2.25%
Class C	2.25%
International Growth	1.25%
Institutional Class	1.25%

Semiannual Report

Fidelity International Growth Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2008
United Kingdom 18.6%
Switzerland 10.2%
United States of America 8.6%
Germany 8.6%
Japan 7.9%
France 7.0%
Australia 5.8%
Canada 3.9%
South Africa 3.8%
Other 25.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2008
% of fund's net assets
Stocks and Investment Companies	99.6
Short-Term Investments and Net Other Assets	0.4
Top Ten Stocks as of April 30, 2008
% of fund's net assets
Nestle SA (Reg.) (Switzerland, Food Products)	4.5
E.ON AG (Germany, Electric Utilities)	3.2
BHP Billiton PLC ADR (United Kingdom, Metals & Mining)	2.5
Rio Tinto PLC sponsored ADR (United Kingdom, Metals & Mining)	2.4
Nintendo Co. Ltd. (Japan, Software)	2.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.3
CSL Ltd. (Australia, Biotechnology)	2.3
Nokia Corp. sponsored ADR (Finland, Communications Equipment)	2.2
ArcelorMittal SA (NY Reg.) Class A (Luxembourg, Metals & Mining)	2.1
Tesco PLC (United Kingdom, Food & Staples Retailing)	2.1
26.0
Market Sectors as of April 30, 2008
% of fund's net assets
Consumer Staples	17.4
Materials	15.7
Industrials	14.5
Information Technology	11.3
Financials	9.2
Health Care	8.0
Telecommunication Services	6.6
Consumer Discretionary	5.1
Utilities	5.0
Energy	4.9

Semiannual Report

Fidelity International Growth Fund

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Australia - 5.8%
ASX Ltd.	2,890	$ 97,836
Cochlear Ltd.	4,218	225,588
CSL Ltd.	17,248	647,351
Leighton Holdings Ltd.	2,718	120,727
Woolworths Ltd.	12,515	338,797
WorleyParsons Ltd.	5,630	206,047
TOTAL AUSTRALIA		1,636,346
Belgium - 1.5%
Hansen Transmission International NV	18,800	82,234
InBev SA	4,100	337,947
TOTAL BELGIUM		420,181
Bermuda - 0.6%
Aquarius Platinum Ltd.:
(Australia)	3,401	54,343
(United Kingdom)	800	12,606
Ports Design Ltd.	34,500	111,117
TOTAL BERMUDA		178,066
Brazil - 2.4%
Bolsa de Mercadorias & Futuros - BM&F SA	8,000	81,338
Bovespa Holding SA	5,600	85,068
Companhia Vale do Rio Doce sponsored ADR	1,700	66,436
MRV Engenharia e Participacoes SA	9,200	185,417
Petroleo Brasileiro SA - Petrobras sponsored ADR	2,050	248,911
TOTAL BRAZIL		667,170
Canada - 3.9%
Goldcorp, Inc.	5,200	184,899
Harry Winston Diamond Corp.	4,400	130,370
Potash Corp. of Saskatchewan, Inc.	2,100	386,295
Research In Motion Ltd. (a)	3,100	377,053
TOTAL CANADA		1,078,617
Cayman Islands - 0.3%
Chaoda Modern Agriculture (Holdings) Ltd.	62,400	89,679
Denmark - 0.9%
Novo Nordisk AS Series B sponsored ADR	1,000	68,690
Vestas Wind Systems AS (a)	1,760	192,943
TOTAL DENMARK		261,633
Common Stocks - continued
	Shares	Value
Finland - 2.8%
Metso Corp.	2,600	$ 112,836
Nokia Corp. sponsored ADR	20,600	619,442
Wartsila Corp.	920	63,193
TOTAL FINLAND		795,471
France - 7.0%
Alstom SA	1,555	361,699
Compagnie Generale de Geophysique SA (a)	448	113,186
Delachaux SA	2,200	207,061
Groupe Danone	4,095	363,361
L'Oreal SA	667	79,354
Laurent-Perrier Group	800	116,033
Meetic (a)	1,889	50,426
Remy Cointreau SA	1,904	118,447
SeLoger.com (a)	1,367	64,021
Suez SA (France)	5,165	366,870
VINCI SA	1,697	125,651
TOTAL FRANCE		1,966,109
Germany - 8.6%
Bayer AG	3,700	316,529
Continental AG	1,200	141,492
Deutsche Boerse AG	2,400	353,008
E.ON AG	4,400	897,826
Linde AG	1,300	190,969
Siemens AG sponsored ADR	4,200	497,490
TOTAL GERMANY		2,397,314
Hong Kong - 1.2%
China Mobile (Hong Kong) Ltd. sponsored ADR	1,000	86,320
Hong Kong Exchanges & Clearing Ltd.	12,000	245,138
TOTAL HONG KONG		331,458
India - 1.7%
Bharti Airtel Ltd. (a)	15,369	341,291
Reliance Industries Ltd. GDR (Reg. S) (b)	976	127,856
TOTAL INDIA		469,147
Israel - 0.8%
Partner Communications Co. Ltd. ADR	9,600	223,392
Italy - 1.3%
Fiat SpA	16,300	366,345
Common Stocks - continued
	Shares	Value
Japan - 7.9%
Japan Steel Works Ltd.	12,000	$ 221,993
Japan Tobacco, Inc.	35	170,167
Kobayashi Pharmaceutical Co. Ltd.	2,000	69,968
Nintendo Co. Ltd.	1,200	659,424
Osaka Securities Exchange Co. Ltd.	10	54,390
Shiseido Co. Ltd.	6,000	143,942
Sony Financial Holdings, Inc.	27	114,073
Sparx Group Co. Ltd.	250	109,664
Sumitomo Mitsui Financial Group, Inc.	20	172,083
Torishima Pump Manufacturing Co. Ltd.	20,200	349,379
USS Co. Ltd.	1,900	134,908
TOTAL JAPAN		2,199,991
Korea (South) - 0.9%
NHN Corp. (a)	1,036	240,606
Luxembourg - 2.1%
ArcelorMittal SA (NY Reg.) Class A	6,600	587,994
Malaysia - 0.3%
Bandar Raya Developments Bhd	67,700	43,719
Gamuda Bhd	35,200	34,765
TOTAL MALAYSIA		78,484
Mexico - 1.7%
America Movil SAB de CV Series L sponsored ADR	7,500	434,700
Banco Compartamos SA de CV	3,400	14,282
Wal-Mart de Mexico SA de CV Series V	4,900	19,827
TOTAL MEXICO		468,809
Netherlands - 1.2%
AmRest Holdings NV (a)	2,300	89,446
ASML Holding NV (NY Shares)	8,800	249,568
TOTAL NETHERLANDS		339,014
Papua New Guinea - 0.1%
Lihir Gold Ltd. (a)	9,338	25,896
Philippines - 0.2%
Jollibee Food Corp.	43,800	45,641
Singapore - 0.8%
Singapore Exchange Ltd.	35,000	221,702
South Africa - 3.8%
African Rainbow Minerals Ltd.	13,939	473,809
Anglo Platinum Ltd.	454	72,810
Common Stocks - continued
	Shares	Value
South Africa - continued
JSE Ltd.	7,289	$ 62,917
MTN Group Ltd.	16,000	305,804
Murray & Roberts Holdings Ltd.	6,232	72,950
Raubex Group Ltd.	15,221	78,517
TOTAL SOUTH AFRICA		1,066,807
Spain - 2.8%
Grifols SA	7,283	204,082
Inditex SA	2,600	141,979
Telefonica SA sponsored ADR	5,200	449,176
TOTAL SPAIN		795,237
Sweden - 1.4%
H&M Hennes & Mauritz AB (B Shares)	3,000	178,366
Swedish Match Co.	9,200	202,048
TOTAL SWEDEN		380,414
Switzerland - 10.2%
ABB Ltd. sponsored ADR	17,400	533,658
EFG International	3,450	110,351
Nestle SA (Reg.)	2,648	1,269,837
Roche Holding AG (participation certificate)	3,901	650,418
SGS Societe Generale de Surveillance Holding SA (Reg.)	70	98,948
Sonova Holding AG	1,286	108,821
The Swatch Group AG:
(Bearer)	291	78,618
(Reg.)	164	8,450
TOTAL SWITZERLAND		2,859,101
Turkey - 0.6%
Anadolu Efes Biracilik ve Malt Sanyii AS	7,800	70,959
Asya Katilim Bankasi AS (a)	13,500	93,699
TOTAL TURKEY		164,658
United Kingdom - 18.6%
Anglo American PLC ADR	9,300	304,575
Autonomy Corp. PLC (a)	7,100	120,908
BAE Systems PLC	44,300	411,111
BG Group PLC	11,900	291,257
BHP Billiton PLC ADR	9,800	706,384
British American Tobacco PLC sponsored ADR	3,200	241,728
Datacash Group PLC	26,900	150,825
Expro International Group PLC	2,300	69,418
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Informa PLC	6,400	$ 43,964
International Power PLC	15,100	131,874
Man Group PLC	32,237	372,714
Meggitt PLC	9,300	54,871
Reckitt Benckiser Group PLC	7,200	420,587
Rio Tinto PLC sponsored ADR	1,450	681,500
Rolls-Royce Group PLC	12,500	109,105
Serco Group PLC	32,900	288,473
Tesco PLC	68,200	581,718
Xstrata PLC	2,800	219,678
TOTAL UNITED KINGDOM		5,200,690
United States of America - 6.3%
Allergan, Inc.	1,500	84,555
Berkshire Hathaway, Inc. Class B (a)	30	133,710
EnergySolutions, Inc.	2,100	45,885
FMC Technologies, Inc. (a)	3,100	208,320
Gilead Sciences, Inc. (a)	4,000	207,040
Juniper Networks, Inc. (a)	10,800	298,296
Merck & Co., Inc.	2,400	91,296
Philip Morris International, Inc. (a)	2,600	132,678
Pricesmart, Inc.	2,900	82,795
Valero Energy Corp.	2,220	108,447
Varian Semiconductor Equipment Associates, Inc. (a)	2,100	76,923
Visa, Inc.	2,700	225,315
VMware, Inc. Class A	1,137	75,770
TOTAL UNITED STATES OF AMERICA		1,771,030
TOTAL COMMON STOCKS (Cost $27,289,571)		27,327,002
Nonconvertible Preferred Stocks - 0.0%

United Kingdom - 0.0%
Rolls-Royce Group PLC B Shares (a) (Cost $2,065)	1,039,360	2,067
Investment Companies - 1.9%

United States of America - 1.9%
iShares MSCI EAFE Growth Index ETF (Cost $531,305)	7,100	536,902
Cash Equivalents - 1.7%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 1.95%, dated 4/30/08 due 5/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $470,000)	$ 470,025	$ 470,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $28,292,941)		28,335,971
NET OTHER ASSETS - (1.3)%		(352,378)
NET ASSETS - 100%		$ 27,983,593
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $127,856 or 0.5% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$470,000 due 5/01/08 at 1.95%
BNP Paribas Securities Corp.	$ 219,302
Fortis Securities LLC	100,332
HSBC Securities (USA), Inc.	50,122
ING Financial Markets LLC	100,244
$ 470,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Growth Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $470,000) - See accompanying schedule: Unaffiliated issuers (cost $28,292,941)		$ 28,335,971
Cash		386
Foreign currency held at value (cost $9)		9
Receivable for investments sold		34,487
Receivable for fund shares sold		54,408
Dividends receivable		99,331
Prepaid expenses		38,720
Receivable from investment adviser for expense reductions		400
Other receivables		1,305
Total assets		28,565,017

Liabilities
Payable for investments purchased	$ 439,226
Payable for fund shares redeemed	88,828
Accrued management fee	16,087
Distribution fees payable	2,257
Other affiliated payables	6,897
Other payables and accrued expenses	28,129
Total liabilities		581,424

Net Assets		$ 27,983,593
Net Assets consist of:
Paid in capital		$ 28,743,008
Undistributed net investment income		124,881
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(926,097)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		41,801
Net Assets		$ 27,983,593

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Growth Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($969,084 ÷ 106,151 shares)	$ 9.13

Maximum offering price per share (100/94.25 of $9.13)	$ 9.69
Class T: Net Asset Value and redemption price per share ($940,415 ÷ 103,127 shares)	$ 9.12

Maximum offering price per share (100/96.50 of $9.12)	$ 9.45
Class B: Net Asset Value and offering price per share ($1,037,787 ÷ 114,072 shares)A	$ 9.10

Class C: Net Asset Value and offering price per share ($1,121,456 ÷ 123,295 shares)A	$ 9.10

International Growth: Net Asset Value, offering price and redemption price per share ($23,056,289 ÷ 2,523,440 shares)	$ 9.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($858,562 ÷ 93,964 shares)	$ 9.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

For the period November 1, 2007 (commencement of operations) to April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 272,256
Interest		13,740
		285,996
Less foreign taxes withheld		(24,410)
Total income		261,586

Expenses
Management fee	$ 68,104
Transfer agent fees	26,113
Distribution fees	11,628
Accounting fees and expenses	4,987
Custodian fees and expenses	91,492
Independent trustees' compensation	31
Registration fees	50,804
Audit	21,849
Legal	4
Miscellaneous	1,061
Total expenses before reductions	276,073
Expense reductions	(146,862)	129,211
Net investment income (loss)		132,375
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(919,787)
Foreign currency transactions	(6,310)
Total net realized gain (loss)		(926,097)
Change in net unrealized appreciation (depreciation) on: Investment securities	43,030
Assets and liabilities in foreign currencies	(1,229)
Total change in net unrealized appreciation (depreciation)		41,801
Net gain (loss)		(884,296)
Net increase (decrease) in net assets resulting from operations		$ (751,921)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Growth Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period November 1, 2007 (commencement of operations) to April 30, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 132,375
Net realized gain (loss)	(926,097)
Change in net unrealized appreciation (depreciation)	41,801
Net increase (decrease) in net assets resulting from operations	(751,921)
Distributions to shareholders from net investment income	(7,494)
Share transactions - net increase (decrease)	28,740,011
Redemption fees	2,997
Total increase (decrease) in net assets	27,983,593

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $124,881)	$ 27,983,593

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended April 30, 2008 F

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06
Net realized and unrealized gain (loss)	(.93)
Total from investment operations	(.87)
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 9.13
Total ReturnB, C, D	(8.70)%
Ratios to Average Net Assets G
Expenses before reductions	3.29% A
Expenses net of fee waivers, if any	1.50% A
Expenses net of all reductions	1.47% A
Net investment income (loss)	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 969
Portfolio turnover rate	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 1, 2007 (commencement of operations) to April 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended April 30, 2008 F

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04
Net realized and unrealized gain (loss)	(.92)
Total from investment operations	(.88)
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 9.12
Total Return B, C, D	(8.80)%
Ratios to Average Net Assets G
Expenses before reductions	3.51% A
Expenses net of fee waivers, if any	1.75% A
Expenses net of all reductions	1.72% A
Net investment income (loss)	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 940
Portfolio turnover rate	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 1, 2007 (commencement of operations) to April 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended April 30, 2008 F

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	(.92)
Total from investment operations	(.90)
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 9.10
Total Return B, C, D	(9.00)%
Ratios to Average Net Assets G
Expenses before reductions	4.01% A
Expenses net of fee waivers, if any	2.25% A
Expenses net of all reductions	2.22% A
Net investment income (loss)	.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,038
Portfolio turnover rate	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 1, 2007 (commencement of operations) to April 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended April 30, 2008 F

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	(.92)
Total from investment operations	(.90)
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 9.10
Total Return B, C, D	(9.00)%
Ratios to Average Net Assets G
Expenses before reductions	3.97% A
Expenses net of fee waivers, if any	2.25% A
Expenses net of all reductions	2.22% A
Net investment income (loss)	.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,121
Portfolio turnover rate	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 1, 2007 (commencement of operations) to April 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Growth

Period ended April 30, 2008 E

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07
Net realized and unrealized gain (loss)	(.92)
Total from investment operations	(.85)
Distributions from net investment income	(.01)
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 9.14
Total Return B, C	(8.55)%
Ratios to Average Net Assets F
Expenses before reductions	2.66% A
Expenses net of fee waivers, if any	1.25%A
Expenses net of all reductions	1.22%A
Net investment income (loss)	1.49%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,056
Portfolio turnover rate	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 1, 2007 (commencement of operations) to April 30, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended April 30, 2008 E

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.07
Net realized and unrealized gain (loss)	(.92)
Total from investment operations	(.85)
Distributions from net investment income	(.01)
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 9.14
Total ReturnB, C	(8.55)%
Ratios to Average Net AssetsF
Expenses before reductions	3.04% A
Expenses net of fee waivers, if any	1.25% A
Expenses net of all reductions	1.22% A
Net investment income (loss)	1.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 859
Portfolio turnover rate	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 1, 2007 (commencement of operations) to April 30, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Growth, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's tax return. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,655,195
Unrealized depreciation	(1,784,781)
Net unrealized appreciation (depreciation)	$ (129,586)
Cost for federal income tax purposes	$ 28,465,557

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $35,650,604 and $6,907,872, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Growth, as compared to an appropriate benchmark index. The Fund's performance adjustment will not take effect until November 1, 2008. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate was ..71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,065	$ 927
Class T	.25%	.25%	2,182	1,803
Class B	.75%	.25%	4,160	4,020
Class C	.75%	.25%	4,221	3,740
			$ 11,628	$ 10,490

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 885
Class T	115
Class B*	-
Class C*	-
$ 1,000

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 903.21
Class T	691.16
Class B	883.21
Class C	900.21
International Growth	22,129.29
Institutional Class	607.15
	$ 26,113

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $464 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

7. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 7,632
Class T	1.75%	7,698
Class B	2.25%	7,345
Class C	2.25%	7,282
International Growth	1.25%	106,958
Institutional Class	1.25%	7,332
		$ 144,247

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,480 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $135.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

FMR or its affiliates were the owners of record of 20% of the total outstanding shares of the Fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

For the period November 1, 2007 (commencement of operations) to April 30, 2008
From net investment income
International Growth	$ 7,036
Institutional Class	458
Total	$ 7,494

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	For the period November 1, 2007 (commencement of operations) to April 30, 2008	For the period November 1, 2007 (commencement of operations) to April 30, 2008
Class A
Shares sold	110,978	$ 1,077,695
Shares redeemed	(4,827)	(41,958)
Net increase (decrease)	106,151	$ 1,035,737
Class T
Shares sold	111,667	$ 1,091,436
Shares redeemed	(8,540)	(73,770)
Net increase (decrease)	103,127	$ 1,017,666
Class B
Shares sold	114,423	$ 1,103,965
Shares redeemed	(351)	(3,008)
Net increase (decrease)	114,072	$ 1,100,957
Class C
Shares sold	123,295	$ 1,177,309
Net increase (decrease)	123,295	$ 1,177,309
International Growth
Shares sold	2,928,144	$ 27,037,961
Reinvestment of distributions	663	6,366
Shares redeemed	(405,367)	(3,564,279)
Net increase (decrease)	2,523,440	$ 23,480,048
Institutional Class
Shares sold	93,916	$ 927,836
Reinvestment of distributions	48	458
Net increase (decrease)	93,964	$ 928,294

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Growth Fund

On October 18, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for the fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, may choose to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio managers and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge.

Investment Performance. Fidelity International Growth Fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute performance for each class, as well as the fund's relative investment performance for each class measured against a broad-based securities market index and a peer group of mutual funds deemed appropriate by the Board.

The Board considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders. The Board considered that the fund's performance adjustment fee is calculated based on the results of the retail class and does not take into account the performance of the Advisor classes. The Board considered FMR's belief that the retail class is the appropriate class on which to base the performance fee because: (i) the class does not have a 12b-1 fee; and (ii) distribution-related expenses should be excluded from the calculation because they are not related to evaluating an adviser's investment management skills.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and projected total operating expenses for each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Semiannual Report

Based on its review, the Board concluded that the fund's net management fee and projected total expenses for each class of the fund were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets.

The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	44,485,656,811.55	94.702
Withheld	2,488,551,854.62	5.298
TOTAL	46,974,208,666.17	100.000
Dennis J. Dirks
Affirmative	44,706,671,638.31	95.173
Withheld	2,267,537,027.86	4.827
TOTAL	46,974,208,666.17	100.000
Edward C. Johnson 3d
Affirmative	44,294,881,638.16	94.296
Withheld	2,679,327,028.01	5.704
TOTAL	46,974,208,666.17	100.000
Alan J. Lacy
Affirmative	44,685,373,413.16	95.127
Withheld	2,288,835,253.01	4.873
TOTAL	46,974,208,666.17	100.000
Ned C. Lautenbach
Affirmative	44,634,541,379.41	95.019
Withheld	2,339,667,286.76	4.981
TOTAL	46,974,208,666.17	100.000
Joseph Mauriello
Affirmative	44,683,962,099.80	95.124
Withheld	2,290,246,566.37	4.876
TOTAL	46,974,208,666.17	100.000
Cornelia M. Small
Affirmative	44,671,688,375.36	95.098
Withheld	2,302,520,290.81	4.902
TOTAL	46,974,208,666.17	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	44,465,262,087.61	94.659
Withheld	2,508,946,578.56	5.341
TOTAL	46,974,208,666.17	100.000
David M. Thomas
Affirmative	44,694,340,813.87	95.147
Withheld	2,279,867,852.30	4.853
TOTAL	46,974,208,666.17	100.000
Michael E. Wiley
Affirmative	44,686,513,174.78	95.130
Withheld	2,287,695,491.39	4.870
TOTAL	46,974,208,666.17	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

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281 East Flatiron Circle
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3445 Peachtree Road, N.E.
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1000 Abernathy Road
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Illinois

One North LaSalle Street
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401 North Michigan Avenue
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1415 West 22nd Street
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Indiana

4729 East 82nd Street
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5400 College Boulevard
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Maine

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Maryland

7315 Wisconsin Avenue
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610 York Road
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Massachusetts

801 Boylston Street
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Boston, MA

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44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
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551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
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Minnesota

7740 France Avenue South
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8342 3rd Street North
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Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
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New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
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1271 Avenue of the Americas
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980 Madison Avenue
New York, NY

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New York, NY

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New York, NY

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New York, NY

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New York, NY

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North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
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Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
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28699 Chagrin Boulevard
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7493 SW Bridgeport Road
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Pennsylvania

600 West DeKalb Pike
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1735 Market Street
Philadelphia, PA

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Rhode Island

10 Memorial Boulevard
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Tennessee

3018 Peoples Street
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Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

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(such as changing name, address, bank, etc.)

Fidelity Investments
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Buying shares

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Fidelity Investments
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Fidelity Investments
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General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

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(U.K.) Inc.

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The Fidelity Telephone Connection

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Automated line for quickest service

IGF/TIE-USAN-0608
1.867295.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Total International Equity
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2008

Class A, Class T,
Class B, and Class C are
classes of Fidelity® Total
International Equity Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Total International Equity Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 908.00	$ 7.12
Hypothetical A	$ 1,000.00	$ 1,017.40	$ 7.52
Class T
Actual	$ 1,000.00	$ 907.00	$ 8.30
Hypothetical A	$ 1,000.00	$ 1,016.16	$ 8.77
Class B
Actual	$ 1,000.00	$ 905.00	$ 10.66
Hypothetical A	$ 1,000.00	$ 1,013.67	$ 11.27
Class C
Actual	$ 1,000.00	$ 905.00	$ 10.66
Hypothetica A	$ 1,000.00	$ 1,013.67	$ 11.27
Total International Equity
Actual	$ 1,000.00	$ 909.50	$ 5.93
Hypothetical A	$ 1,000.00	$ 1,018.65	$ 6.27
Institutional Class
Actual	$ 1,000.00	$ 909.50	$ 5.93
Hypothetical A	$ 1,000.00	$ 1,018.65	$ 6.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50%
Class T	1.75%
Class B	2.25%
Class C	2.25%
Total International Equity	1.25%
Institutional Class	1.25%

Semiannual Report

Fidelity Total International Equity Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2008
United Kingdom 14.5%
Japan 12.8%
Germany 8.7%
France 6.7%
Switzerland 6.7%
United States of America 6.0%
Spain 3.6%
Australia 3.5%
Brazil 3.4%
Other 34.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2008
% of fund's net assets
Stocks and Investment Companies	98.2
Short-Term Investments and Net Other Assets	1.8
Top Ten Stocks as of April 30, 2008
% of fund's net assets
E.ON AG (Germany, Electric Utilities)	2.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.0
Nestle SA (Reg.) (Switzerland, Food Products)	1.9
UniCredit SpA (Italy, Commercial Banks)	1.4
Petroleo Brasileiro SA - Petrobras sponsored ADR (Brazil, Oil, Gas & Consumable Fuels)	1.4
Banco Santander SA (Spain, Diversified Financials)	1.4
Mitsui & Co. Ltd. (Japan, Trading Companies & Distributors)	1.3
Toyota Motor Corp. (Japan, Automobiles)	1.3
Royal Dutch Shell PLC Class A sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	1.3
BHP Billiton PLC (United Kingdom, Metals & Mining)	1.2
15.3
Market Sectors as of April 30, 2008
% of fund's net assets
Financials	22.2
Industrials	11.1
Materials	11.0
Energy	10.8
Information Technology	10.4
Consumer Staples	9.2
Consumer Discretionary	7.1
Telecommunication Services	5.7
Utilities	5.1
Health Care	5.0

Semiannual Report

Fidelity Total International Equity Fund

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Argentina - 0.0%
Inversiones y Representaciones SA sponsored GDR (a)	1,200	$ 16,704
Australia - 3.5%
AMP Ltd.	40,791	301,268
ASX Ltd.	2,977	100,781
Babcock & Brown Ltd.	7,000	97,060
Cochlear Ltd.	4,650	248,693
CSL Ltd.	17,974	674,599
Downer EDI Ltd.	13,634	93,237
Leighton Holdings Ltd.	2,779	123,437
Macquarie Airports unit	38,152	112,999
Macquarie Group Ltd.	2,881	172,344
Macquarie Infrastructure Group unit	66,221	176,770
Silex Systems Ltd. (a)	10,000	54,614
Sino Gold Mining Ltd. (a)	1,364	6,446
Woolworths Ltd.	12,801	346,539
WorleyParsons Ltd.	5,758	210,732
TOTAL AUSTRALIA		2,719,519
Austria - 0.1%
Raiffeisen International Bank Holding AG	300	48,753
Belgium - 0.6%
Hansen Transmission International NV	19,100	83,546
InBev SA	4,400	362,675
TOTAL BELGIUM		446,221
Bermuda - 0.9%
Aquarius Platinum Ltd.:
(Australia)	6,599	105,443
(United Kingdom)	900	14,181
China Solar Energy Holding Ltd. (a)	140,000	6,827
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	6,000	17,760
Credicorp Ltd. (NY Shares)	500	40,180
Global Digital Creations Holdings Ltd. (a)	64,000	3,613
Pacific Basin Shipping Ltd.	24,000	43,915
Ports Design Ltd.	35,500	114,338
Samling Global Ltd.	44,000	8,130
Seadrill Ltd.	11,900	362,377
TOTAL BERMUDA		716,764
Brazil - 3.4%
Anhanguera Educacional Participacoes SA unit (a)	1,418	23,281
Banco Bradesco SA (PN)	5,900	136,656
Common Stocks - continued
	Shares	Value
Brazil - continued
Banco Daycoval SA (PN)	5,000	$ 37,601
Bolsa de Mercadorias & Futuros - BM&F SA	8,800	89,472
Bovespa Holding SA	5,800	88,106
Companhia Vale do Rio Doce sponsored ADR	9,900	386,892
GVT Holding SA (a)	900	21,875
Medial Saude SA (a)	700	6,949
MRV Engenharia e Participacoes SA	9,600	193,479
Net Servicos de Comunicacao SA sponsored ADR	2,400	32,760
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	1,200	121,320
sponsored ADR	8,800	1,068,496
TAM SA (PN) sponsored ADR (ltd. vtg.)	3,400	80,240
TIM Participacoes SA sponsored ADR (non-vtg.)	3,300	110,814
Uniao de Bancos Brasileiros SA (Unibanco) GDR	1,400	203,574
TOTAL BRAZIL		2,601,515
Canada - 2.6%
Addax Petroleum, Inc.	500	22,282
BCE, Inc.	5,000	182,703
EnCana Corp.	3,100	250,099
First Quantum Minerals Ltd.	2,300	201,955
Goldcorp, Inc.	5,300	188,455
Harry Winston Diamond Corp.	4,600	136,296
Petrobank Energy & Resources Ltd. (a)	2,100	101,340
Potash Corp. of Saskatchewan, Inc.	2,100	386,295
Research In Motion Ltd. (a)	3,500	425,705
RONA, Inc. (a)	4,600	61,388
Sino-Forest Corp. (a)	700	10,600
SouthGobi Energy Resources Ltd. (a)	800	10,327
TOTAL CANADA		1,977,445
Cayman Islands - 1.8%
AAC Acoustic Technology Holdings, Inc. (a)	14,000	13,833
AirMedia Group, Inc. ADR	100	1,986
Chaoda Modern Agriculture (Holdings) Ltd.	242,575	348,619
Foxconn International Holdings Ltd. (a)	23,000	35,711
Hidili Industry International Development Ltd.	12,000	18,324
Himax Technologies, Inc. sponsored ADR	79,300	398,879
Intime Department Store Group Co. Ltd.	60,000	44,732
LDK Solar Co. Ltd. Sponsored ADR	4,000	126,960
Lee & Man Paper Manufacturing Ltd.	2,800	5,210
SinoCom Software Group Ltd.	154,000	28,061
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Subsea 7, Inc. (a)	11,500	$ 303,315
Yingli Green Energy Holding Co. Ltd. ADR	1,700	37,451
TOTAL CAYMAN ISLANDS		1,363,081
China - 1.6%
Anhui Conch Cement Co. Ltd. (H Shares)	6,000	47,965
China Coal Energy Co. Ltd. (H Shares)	13,000	27,524
China Communications Construction Co. Ltd. (H Shares)	35,000	83,176
China Construction Bank Corp. (H Shares)	216,000	195,125
China Merchants Bank Co. Ltd. (H Shares)	14,000	58,474
China Nepstar Chain Drugstore Ltd. ADR	100	1,181
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)	5,000	27,200
First Tractor Co. Ltd. (H Shares) (a)	134,000	65,683
Focus Media Holding Ltd. ADR (a)	2,000	73,780
Global Bio-Chem Technology Group Co. Ltd.	512,000	237,829
Golden Eagle Retail Group Ltd. (H Shares)	42,000	42,576
Industrial & Commercial Bank of China	148,000	117,175
Nine Dragons Paper (Holdings) Ltd.	78,000	83,974
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	3,800	130,302
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	19,000	18,480
TOTAL CHINA		1,210,444
Cyprus - 0.3%
Marfin Popular Bank Public Co.	14,100	125,906
Mirland Development Corp. PLC (a)	5,200	47,559
XXI Century Investments Public Ltd. (a)	1,500	42,797
TOTAL CYPRUS		216,262
Czech Republic - 0.0%
Ceske Energeticke Zavody AS	300	22,294
Denmark - 0.4%
Novo Nordisk AS Series B sponsored ADR	1,100	75,559
Vestas Wind Systems AS (a)	1,860	203,906
TOTAL DENMARK		279,465
Egypt - 0.1%
Eastern Tobacco Co.	500	36,161
Telecom Egypt SAE	4,500	16,306
TOTAL EGYPT		52,467
Finland - 1.1%
Metso Corp.	2,600	112,836
Common Stocks - continued
	Shares	Value
Finland - continued
Nokia Corp. sponsored ADR	23,100	$ 694,617
Wartsila Corp.	1,000	68,688
TOTAL FINLAND		876,141
France - 6.7%
Accor SA	2,000	166,413
Alcatel-Lucent SA	12,000	80,300
Alstom SA	1,594	370,771
AXA SA sponsored ADR	21,800	807,690
BNP Paribas SA	3,100	335,129
Compagnie de St. Gobain	1,300	105,023
Compagnie Generale de Geophysique SA (a)	491	124,050
Delachaux SA	2,300	216,473
Gaz de France	2,700	178,462
Groupe Danone	4,236	375,873
L'Oreal SA	618	73,524
Laurent-Perrier Group	800	116,033
Meetic (a)	2,258	60,277
Remy Cointreau SA	2,051	127,592
Renault SA	900	92,800
SeLoger.com (a)	1,518	71,092
Societe Generale Series A	600	70,399
Suez SA (France)	6,666	473,486
Total SA:
Series B	3,700	309,865
sponsored ADR	6,700	562,800
Unibail-Rodamco	1,100	284,645
Vallourec SA	300	82,075
VINCI SA	1,764	130,612
TOTAL FRANCE		5,215,384
Georgia - 0.1%
Bank of Georgia unit (a)	1,800	43,092
Germany - 8.5%
Allianz AG sponsored ADR	44,000	892,320
Bayer AG	4,100	350,748
Continental AG	1,300	153,283
Daimler AG	10,100	781,942
Deutsche Boerse AG	2,600	382,426
E.ON AG	8,100	1,652,824
GEA Group AG	2,600	96,398
GFK AG	3,600	164,384
Common Stocks - continued
	Shares	Value
Germany - continued
Lanxess AG	2,600	$ 101,512
Linde AG	1,400	205,659
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	3,600	698,336
RWE AG	4,600	530,967
SGL Carbon AG (a)	1,000	68,392
Siemens AG sponsored ADR	4,400	521,180
TOTAL GERMANY		6,600,371
Hong Kong - 1.7%
BYD Electronic International Co. Ltd.	50,000	55,305
China Mobile (Hong Kong) Ltd.	8,500	146,263
China Mobile (Hong Kong) Ltd. sponsored ADR	2,300	198,536
China State Construction International Holdings Ltd.	14,000	23,318
CNOOC Ltd. sponsored ADR	560	99,428
CNPC (Hong Kong) Ltd.	40,000	19,248
Hong Kong Exchanges & Clearing Ltd.	12,000	245,138
REXCAPITAL Financial Holdings Ltd. (a)	350,000	40,869
Swire Pacific Ltd. (A Shares)	39,500	461,999
TOTAL HONG KONG		1,290,104
India - 1.7%
Areva T&D India Ltd.	690	28,495
Axis Bank Ltd. GDR (Reg. S)	3,700	86,025
Bank of India	4,463	37,767
Bharat Heavy Electricals Ltd.	396	18,622
Bharti Airtel Ltd. (a)	15,720	349,085
Cambridge Solutions Ltd. (a)	7,801	9,334
GAIL India Ltd.	1,181	12,849
Indian Overseas Bank	14,137	53,039
Infosys Technologies Ltd.	2,124	92,054
JSW Steel Ltd.	639	13,827
Kalpataru Power Transmission Ltd.	768	20,642
LANCO Infratech Ltd. (a)	3,570	47,425
Pantaloon Retail India Ltd.	3,194	41,761
Reliance Industries Ltd. GDR (Reg. S) (b)	1,458	190,998
Rural Electrification Corp. Ltd.	130	394
Satyam Computer Services Ltd.	9,346	111,517
Satyam Computer Services Ltd. sponsored ADR	3,400	87,312
Sintex Industries Ltd.	5,239	59,883
Subex Ltd.	1,147	4,415
Suzlon Energy Ltd.	11,683	82,951
TOTAL INDIA		1,348,395
Common Stocks - continued
	Shares	Value
Indonesia - 0.2%
PT Bumi Resources Tbk	100,500	$ 72,479
PT International Nickel Indonesia Tbk	18,500	13,342
PT Perusahaan Gas Negara Tbk Series B	34,000	44,615
TOTAL INDONESIA		130,436
Ireland - 0.6%
Bank of Ireland	12,600	173,536
C&C Group PLC	10,400	71,436
CRH PLC sponsored ADR	5,000	193,100
Dragon Oil PLC (a)	4,700	46,537
TOTAL IRELAND		484,609
Israel - 0.8%
BluePhoenix Solutions Ltd. (a)	2,200	18,810
Cellcom Israel Ltd.	700	23,142
ECtel Ltd. (a)	9,100	20,384
Israel Chemicals Ltd.	10,600	195,149
Leadcom Integrated Solutions	18,200	6,514
Orckit Communications Ltd. (a)	4,400	31,988
Ormat Industries Ltd.	1,700	22,147
Partner Communications Co. Ltd. ADR	9,900	230,373
RADWARE Ltd. (a)	5,300	52,417
Retalix Ltd. (a)	1,900	26,790
TOTAL ISRAEL		627,714
Italy - 2.5%
Fiat SpA	22,700	510,186
Finmeccanica SpA	6,900	241,284
Impregilo SpA (a)	16,600	101,273
UniCredit SpA	147,100	1,120,862
TOTAL ITALY		1,973,605
Japan - 12.8%
Aeon Co. Ltd.	21,700	318,073
Canon, Inc.	7,800	392,109
DeNA Co. Ltd.	10	71,057
Denso Corp.	6,800	237,151
East Japan Railway Co.	29	231,384
Fujitsu Ltd.	14,000	89,555
Ibiden Co. Ltd.	2,000	87,262
Ichiyoshi Securities Co. Ltd.	7,600	83,052
Japan Steel Works Ltd.	13,000	240,492
Japan Tobacco, Inc.	55	267,405
Common Stocks - continued
	Shares	Value
Japan - continued
JGC Corp.	5,000	$ 92,931
JSR Corp.	4,500	101,615
Kobayashi Pharmaceutical Co. Ltd.	2,000	69,968
Konica Minolta Holdings, Inc.	16,000	241,077
Kubota Corp.	13,000	91,068
Leopalace21 Corp.	8,800	155,653
Mitsubishi Estate Co. Ltd.	3,000	87,233
Mitsui & Co. Ltd.	44,000	1,033,234
Nintendo Co. Ltd.	1,200	659,424
ORIX Corp.	3,580	647,557
Osaka Gas Co. Ltd.	112,000	399,628
Osaka Securities Exchange Co. Ltd.	10	54,390
Rakuten, Inc.	169	105,554
SBI E*TRADE Securities Co. Ltd.	78	72,563
SBI Holdings, Inc.	265	69,666
Shin-Etsu Chemical Co. Ltd.	1,400	86,676
Shiseido Co. Ltd.	7,000	167,933
Sojitz Corp.	18,300	70,481
Sony Financial Holdings, Inc.	27	114,073
Sparx Group Co. Ltd.	489	214,503
Sugi Pharmacy Co. Ltd.	1,000	26,456
Sumco Techxiv Corp.	3,100	94,525
Sumitomo Metal Industries Ltd.	30,000	126,340
Sumitomo Mitsui Financial Group, Inc.	31	266,729
Sumitomo Realty & Development Co. Ltd.	3,000	75,187
Sumitomo Trust & Banking Co. Ltd.	12,000	107,876
Takeda Pharmaceutical Co. Ltd.	7,300	385,903
Tokai Carbon Co. Ltd.	5,000	52,378
Tokuyama Corp.	27,000	245,082
Tokyo Tatemono Co. Ltd.	9,000	78,563
Torishima Pump Manufacturing Co. Ltd.	21,000	363,216
Toyota Motor Corp.	17,400	886,608
Toyota Motor Corp. sponsored ADR	1,300	131,950
USS Co. Ltd.	1,940	137,748
Wacom Co. Ltd.	60	120,888
Xebio Co. Ltd.	5,100	154,140
Yamada Denki Co. Ltd.	910	78,116
TOTAL JAPAN		9,884,472
Kazakhstan - 0.2%
JSC Halyk Bank of Kazakhstan unit	10,900	175,490
Common Stocks - continued
	Shares	Value
Korea (South) - 1.5%
Daegu Bank Co. Ltd.	2,340	$ 37,085
Daelim Industrial Co.	230	31,064
Doosan Co. Ltd. (a)	110	18,914
GS Engineering & Construction Corp.	210	30,875
Hanjin Heavy Industries & Consolidated Co. Ltd.	99	5,674
Hyundai Steel Co.	340	26,739
Hyunjin Materials Co. Ltd.	782	30,789
Jinsung T.E.C. Co. Ltd.	2,278	32,016
Kookmin Bank	1,413	98,449
Kookmin Bank sponsored ADR	1,000	69,750
KT&G Corp.	530	43,847
LG Electronics, Inc.	110	17,159
MegaStudy Co. Ltd.	100	32,993
NHN Corp. (a)	1,060	246,180
POSCO sponsored ADR	400	49,360
Pusan Bank	2,810	45,235
Samsung Electronics Co. Ltd.	410	290,566
TK Corp.	1,148	44,341
TOTAL KOREA (SOUTH)		1,151,036
Luxembourg - 0.8%
ArcelorMittal SA (NY Reg.) Class A	6,700	596,903
Evraz Group SA GDR	400	41,500
TOTAL LUXEMBOURG		638,403
Malaysia - 0.2%
Bandar Raya Developments Bhd	79,200	51,145
Gamuda Bhd	41,400	40,889
Public Bank Bhd	14,800	53,409
TOTAL MALAYSIA		145,443
Mauritius - 0.1%
Golden Agri-Resources Ltd.	68,000	42,622
Mexico - 1.2%
America Movil SAB de CV Series L sponsored ADR	14,300	828,828
Banco Compartamos SA de CV	3,600	15,122
Grupo Financiero Banorte SA de CV Series O	10,039	44,324
Megacable Holdings SAB de CV unit	2,200	6,481
Wal-Mart de Mexico SA de CV Series V	5,100	20,636
TOTAL MEXICO		915,391
Common Stocks - continued
	Shares	Value
Netherlands - 1.5%
Advanced Metallurgical Group NV	2,150	$ 147,412
AmRest Holdings NV (a)	2,600	101,112
ASML Holding NV (NY Shares)	9,200	260,912
Gemalto NV (a)	4,900	158,495
Heineken NV (Bearer)	1,300	75,880
ING Groep NV sponsored ADR	8,900	338,111
Koninklijke KPN NV	3,000	55,193
TOTAL NETHERLANDS		1,137,115
Norway - 2.4%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	15,000	28,585
DnB Nor ASA	12,800	191,874
Fred Olsen Energy ASA	1,500	95,334
Marine Harvest ASA (a)	74,000	48,994
Orkla ASA (A Shares)	32,400	430,303
Petroleum Geo-Services ASA	21,800	595,324
Pronova BioPharma ASA	41,400	143,151
StatoilHydro ASA sponsored ADR	8,600	311,062
TOTAL NORWAY		1,844,627
Papua New Guinea - 0.2%
Lihir Gold Ltd. (a)	48,662	134,947
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	400	25,028
Philippines - 0.3%
Alliance Global Group, Inc. (a)	310,000	28,632
Jollibee Food Corp.	65,500	68,253
Philippine Long Distance Telephone Co. sponsored ADR	2,700	164,970
TOTAL PHILIPPINES		261,855
Poland - 0.0%
Eurocash SA	1,200	7,136
Russia - 1.7%
JSC MMC 'Norilsk Nickel' sponsored ADR	3,900	106,080
Lukoil Oil Co. sponsored ADR	500	44,900
Mechel Steel Group OAO sponsored ADR	400	58,320
Mobile TeleSystems OJSC sponsored ADR	500	38,790
OAO Gazprom sponsored ADR	12,380	654,902
OAO Raspadskaya (a)	4,700	39,715
OAO TatNeft unit	300	38,475
OAO TMK unit	400	13,200
OJSC Rosneft unit	6,700	65,660
Common Stocks - continued
	Shares	Value
Russia - continued
Sberbank (Savings Bank of the Russian Federation) GDR	290	$ 110,821
Uralkali JSC (a)	4,100	42,845
Vimpel Communications sponsored ADR	2,000	60,320
Wimm-Bill-Dann Foods OJSC sponsored ADR	300	36,510
TOTAL RUSSIA		1,310,538
Singapore - 0.7%
DBS Group Holdings Ltd.	20,000	292,899
Ezra Holdings Ltd.	7,000	12,388
Singapore Exchange Ltd.	35,000	221,702
Straits Asia Resources Ltd.	18,000	43,802
TOTAL SINGAPORE		570,791
South Africa - 2.5%
African Rainbow Minerals Ltd.	15,863	539,209
Anglo Platinum Ltd.	494	79,225
Discovery Holdings Ltd.	700	2,301
Impala Platinum Holdings Ltd.	12,700	517,380
JSE Ltd.	8,710	75,183
MTN Group Ltd.	25,003	477,876
Murray & Roberts Holdings Ltd.	10,014	117,221
Nedbank Group Ltd.	2,800	42,405
Northam Platinum Ltd.	900	7,856
Raubex Group Ltd.	15,481	79,858
Truworths International Ltd.	8,400	28,443
TOTAL SOUTH AFRICA		1,966,957
Spain - 3.6%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	15,300	350,676
Banco Santander SA	33,400	722,149
Banco Santander SA sponsored ADR	15,900	335,331
Gestevision Telecinco SA	8,500	179,003
Grifols SA	7,590	212,685
Inditex SA	2,800	152,900
Telefonica SA sponsored ADR	9,400	811,972
TOTAL SPAIN		2,764,716
Sweden - 1.4%
H&M Hennes & Mauritz AB (B Shares)	3,100	184,311
Svenska Cellulosa AB (SCA) (B Shares)	20,800	350,853
Common Stocks - continued
	Shares	Value
Sweden - continued
Swedish Match Co.	9,600	$ 210,832
Telefonaktiebolaget LM Ericsson (B Shares)	146,000	368,745
TOTAL SWEDEN		1,114,741
Switzerland - 6.7%
ABB Ltd. sponsored ADR	17,700	542,859
Compagnie Financiere Richemont unit	1,718	104,681
Credit Suisse Group sponsored ADR	6,100	325,435
EFG International	3,600	115,149
Nestle SA (Reg.)	3,125	1,498,577
Roche Holding AG (participation certificate)	9,337	1,556,767
SGS Societe Generale de Surveillance Holding SA (Reg.)	72	101,775
Sonova Holding AG	1,312	111,021
Swiss Life Holding	885	265,141
The Swatch Group AG:
(Bearer)	299	80,780
(Reg.)	182	9,377
Zurich Financial Services AG (Reg.)	1,430	437,734
TOTAL SWITZERLAND		5,149,296
Taiwan - 1.4%
Advanced Semiconductor Engineering, Inc.	35,000	35,957
AU Optronics Corp.	45,000	87,938
AU Optronics Corp. sponsored ADR	2,400	46,848
China Steel Corp.	27,000	44,339
Everlight Electronics Co. Ltd.	10,000	38,427
First Financial Holding Co. Ltd.	46,000	55,900
Formosa Plastics Corp.	11,000	31,431
HannStar Display Corp. (a)	350,000	162,082
High Tech Computer Corp.	2,000	51,564
Hon Hai Precision Industry Co. Ltd. (Foxconn)	33,000	191,296
Innolux Display Corp.	22,000	64,813
MediaTek, Inc.	3,000	38,919
Powertech Technology, Inc.	5,000	20,117
Prime View International Co. Ltd.	89,000	138,553
Siliconware Precision Industries Co. Ltd.	14,000	24,232
Taiwan Cement Corp.	9,000	14,632
TOTAL TAIWAN		1,047,048
Common Stocks - continued
	Shares	Value
Thailand - 0.1%
PTT PCL (For. Reg.)	5,100	$ 53,701
Siam Commercial Bank PCL (For. Reg.)	21,700	60,886
TOTAL THAILAND		114,587
Turkey - 0.6%
Anadolu Efes Biracilik ve Malt Sanyii AS	10,100	91,883
Asya Katilim Bankasi AS (a)	19,100	132,566
Enka Insaat ve Sanayi AS	1,100	15,183
Tupras-Turkiye Petrol Rafinerileri AS	1,000	27,057
Turkiye Garanti Bankasi AS	30,200	162,238
TOTAL TURKEY		428,927
United Arab Emirates - 0.0%
DP World Ltd.	6,947	7,294
United Kingdom - 14.5%
3i Group PLC	13,700	234,119
Aegis Group PLC	67,000	167,848
Anglo American PLC:
ADR	9,500	311,125
(United Kingdom)	3,400	220,986
Autonomy Corp. PLC (a)	7,300	124,314
BAE Systems PLC	65,600	608,778
Barratt Developments PLC	4,400	24,167
BG Group PLC	12,400	303,494
BHP Billiton PLC	6,400	229,046
BHP Billiton PLC ADR	10,000	720,800
BP PLC	18,800	227,806
British American Tobacco PLC	3,900	146,293
British American Tobacco PLC sponsored ADR	3,300	249,282
Cairn Energy PLC	300	18,694
Datacash Group PLC	27,900	156,432
easyJet PLC (a)	16,800	103,131
Expro International Group PLC	2,500	75,454
HBOS PLC	37,200	347,995
HSBC Holdings PLC (United Kingdom) (Reg.)	7,163	124,374
Informa PLC	31,400	215,699
International Power PLC	15,500	135,368
Man Group PLC	32,975	381,246
Max Petroleum PLC (a)	76,100	102,510
Meggitt PLC	11,000	64,901
Misys PLC	43,200	134,636
National Grid PLC	41,400	576,607
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Premier Foods PLC	59,000	$ 151,326
Prudential PLC	15,700	215,387
Randgold Resources Ltd. sponsored ADR	300	13,656
Reckitt Benckiser Group PLC	7,400	432,269
Renovo Group PLC (a)	53,700	36,835
Rio Tinto PLC sponsored ADR	1,490	700,300
Rolls-Royce Group PLC	44,600	389,287
Royal Bank of Scotland Group PLC	75,600	518,575
Royal Dutch Shell PLC Class A sponsored ADR	12,300	987,813
Serco Group PLC	33,700	295,488
Sibir Energy PLC	1,800	22,368
Tesco PLC	82,400	702,838
Vodafone Group PLC sponsored ADR	13,800	436,908
Xstrata PLC	3,000	235,369
Yell Group PLC	9,000	29,704
TOTAL UNITED KINGDOM		11,173,228
United States of America - 3.6%
Allergan, Inc.	1,500	84,555
Berkshire Hathaway, Inc. Class B (a)	30	133,710
Cypress Semiconductor Corp. (a)	10,000	281,200
EnergySolutions, Inc.	2,600	56,810
FMC Technologies, Inc. (a)	3,200	215,040
Freeport-McMoRan Copper & Gold, Inc. Class B	300	34,125
Gilead Sciences, Inc. (a)	4,100	212,216
Juniper Networks, Inc. (a)	11,400	314,868
Merck & Co., Inc.	2,600	98,904
Philip Morris International, Inc. (a)	2,700	137,781
Pricesmart, Inc.	3,100	88,505
Titanium Metals Corp.	2,000	30,480
Transocean, Inc. (a)	3,820	563,297
Valero Energy Corp.	2,500	122,125
Varian Semiconductor Equipment Associates, Inc. (a)	2,200	80,586
Visa, Inc.	2,800	233,660
VMware, Inc. Class A	1,238	82,500
TOTAL UNITED STATES OF AMERICA		2,770,362
Vietnam - 0.0%
Luks Group (Vietnam Holdings) Co. Ltd.	34,000	31,412
TOTAL COMMON STOCKS (Cost $75,723,098)		75,074,247
Nonconvertible Preferred Stocks - 0.4%
	Shares	Value
Brazil - 0.0%
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	750	$ 36,052
Germany - 0.2%
ProSiebenSat.1 Media AG	8,200	127,754
Italy - 0.2%
Telecom Italia SpA (Risp)	71,400	117,593
United Kingdom - 0.0%
Rolls-Royce Group PLC B Shares (a)	3,763,200	7,482
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $342,815)		288,881
Investment Companies - 0.6%

United States of America - 0.6%
iShares MSCI EAFE Growth Index ETF (Cost $499,672)	6,600	499,092
Cash Equivalents - 1.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.95%, dated 4/30/08 due 5/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $1,380,000)	$ 1,380,075	1,380,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $77,945,585)		77,242,220
NET OTHER ASSETS - 0.0%		1,272
NET ASSETS - 100%		$ 77,243,492
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $190,998 or 0.2% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,380,000 due 5/01/08 at 1.95%
BNP Paribas Securities Corp.	$ 643,908
Fortis Securities LLC	294,591
HSBC Securities (USA), Inc.	147,167
ING Financial Markets LLC	294,334
$ 1,380,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total International Equity Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,380,000) - See accompanying schedule: Unaffiliated issuers (cost $77,945,585)		$ 77,242,220
Cash		22,132
Foreign currency held at value (cost $57)		57
Receivable for investments sold		372,780
Receivable for fund shares sold		256,680
Dividends receivable		368,049
Prepaid expenses		38,720
Other receivables		4,620
Total assets		78,305,258

Liabilities
Payable for investments purchased	$ 762,488
Payable for fund shares redeemed	140,884
Accrued management fee	67,294
Distribution fees payable	11,048
Other affiliated payables	15,963
Other payables and accrued expenses	64,089
Total liabilities		1,061,766

Net Assets		$ 77,243,492
Net Assets consist of:
Paid in capital		$ 79,786,462
Undistributed net investment income		421,613
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,257,081)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(707,502)
Net Assets		$ 77,243,492

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total International Equity Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,233,205 ÷ 906,386 shares)	$ 9.08

Maximum offering price per share (100/94.25 of $9.08)	$ 9.63
Class T: Net Asset Value and redemption price per share ($4,727,533 ÷ 521,104 shares)	$ 9.07

Maximum offering price per share (100/96.50 of $9.07)	$ 9.40
Class B: Net Asset Value and offering price per share ($4,604,991 ÷ 508,870 shares)A	$ 9.05

Class C: Net Asset Value and offering price per share ($4,697,365 ÷ 519,084 shares)A	$ 9.05

Total International Equity: Net Asset Value, offering price and redemption price per share ($50,112,785 ÷ 5,512,830 shares)	$ 9.09

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,867,613 ÷ 535,478 shares)	$ 9.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

For the period November 1, 2007 (commencement of operations) to April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 890,391
Interest		43,104
		933,495
Less foreign taxes withheld		(83,312)
Total income		850,183

Expenses
Management fee	$ 201,827
Transfer agent fees	61,241
Distribution fees	63,348
Accounting fees and expenses	14,784
Custodian fees and expenses	278,938
Independent trustees' compensation	92
Registration fees	55,993
Audit	29,844
Legal	2,766
Miscellaneous	1,339
Total expenses before reductions	710,172
Expense reductions	(297,431)	412,741
Net investment income (loss)		437,442
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,221,716)
Foreign currency transactions	(35,365)
Total net realized gain (loss)		(2,257,081)
Change in net unrealized appreciation (depreciation) on: Investment securities	(703,365)
Assets and liabilities in foreign currencies	(4,137)
Total change in net unrealized appreciation (depreciation)		(707,502)
Net gain (loss)		(2,964,583)
Net increase (decrease) in net assets resulting from operations		$ (2,527,141)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total International Equity Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period November 1, 2007 (commencement of operations) to April 30, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 437,442
Net realized gain (loss)	(2,257,081)
Change in net unrealized appreciation (depreciation)	(707,502)
Net increase (decrease) in net assets resulting from operations	(2,527,141)
Distributions to shareholders from net investment income	(15,829)
Share transactions - net increase (decrease)	79,780,522
Redemption fees	5,940
Total increase (decrease) in net assets	77,243,492

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $421,613)	$ 77,243,492

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended April 30, 2008 F

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07
Net realized and unrealized gain (loss)	(.99)
Total from investment operations	(.92)
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 9.08
Total Return B, C, D	(9.20)%
Ratios to Average Net Assets G
Expenses before reductions	2.39% A
Expenses net of fee waivers, if any	1.50% A
Expenses net of all reductions	1.47% A
Net investment income (loss)	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,233
Portfolio turnover rate	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 1, 2007 (commencement of operations) to April 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended April 30, 2008 F

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06
Net realized and unrealized gain (loss)	(.99)
Total from investment operations	(.93)
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 9.07
Total Return B, C, D	(9.30)%
Ratios to Average Net Assets G
Expenses before reductions	2.78% A
Expenses net of fee waivers, if any	1.75% A
Expenses net of all reductions	1.72% A
Net investment income (loss)	1.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,728
Portfolio turnover rate	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 1, 2007 (commencement of operations) to April 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended April 30, 2008 F

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03
Net realized and unrealized gain (loss)	(.98)
Total from investment operations	(.95)
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 9.05
Total Return B, C, D	(9.50)%
Ratios to Average Net Assets G
Expenses before reductions	3.28% A
Expenses net of fee waivers, if any	2.25% A
Expenses net of all reductions	2.22% A
Net investment income (loss)	.75% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,605
Portfolio turnover rate	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 1, 2007 (commencement of operations) to April 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended April 30, 2008 F

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03
Net realized and unrealized gain (loss)	(.98)
Total from investment operations	(.95)
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 9.05
Total Return B, C, D	(9.50)%
Ratios to Average Net Assets G
Expenses before reductions	3.27% A
Expenses net of fee waivers, if any	2.25% A
Expenses net of all reductions	2.23% A
Net investment income (loss)	.75% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,697
Portfolio turnover rate	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 1, 2007 (commencement of operations) to April 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total International Equity

Period ended April 30, 2008 E

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08
Net realized and unrealized gain (loss)	(.98)
Total from investment operations	(.90)
Distributions from net investment income	(.01)
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 9.09
Total Return B, C	(9.05)%
Ratios to Average Net Assets F
Expenses before reductions	2.28% A
Expenses net of fee waivers, if any	1.25% A
Expenses net of all reductions	1.22% A
Net investment income (loss)	1.75% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,113
Portfolio turnover rate	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 1, 2007 (commencement of operations) to April 30, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended April 30, 2008 E

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08
Net realized and unrealized gain (loss)	(.98)
Total from investment operations	(.90)
Distributions from net investment income	(.01)
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 9.09
Total Return B, C	(9.05)%
Ratios to Average Net Assets F
Expenses before reductions	2.27% A
Expenses net of fee waivers, if any	1.25% A
Expenses net of all reductions	1.23% A
Net investment income (loss)	1.75% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,868
Portfolio turnover rate	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 1, 2007 (commencement of operations) to April 30, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity Total International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Total International Equity, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses - continued

Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's tax return. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 4,596,626
Unrealized depreciation	(5,570,961)
Net unrealized appreciation (depreciation)	$ (974,335)
Cost for federal income tax purposes	$ 78,216,555

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $99,132,475 and $20,345,164, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Total International Equity, as compared to an appropriate benchmark index. The Fund's performance adjustment will not take effect until November 1, 2008. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 6,621	$ 5,993
Class T	.25%	.25%	11,516	11,188
Class B	.75%	.25%	22,505	22,466
Class C	.75%	.25%	22,706	22,515
			$ 63,348	$ 62,162

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 493
Class T	144
Class B*	-
Class C*	-
$ 637

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 4,021.15
Class T	3,554.15
Class B	3,441.15
Class C	3,539.16
Total International Equity	43,082.26
Institutional Class	3,604.16
	$ 61,241

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,072 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $17 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

7. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 23,808
Class T	1.75%	23,704
Class B	2.25%	23,104
Class C	2.25%	23,302
Total International Equity	1.25%	172,873
Institutional Class	1.25%	23,699
		$ 290,490

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,941 for the period.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

FMR or its affiliates were the owners of record of 31% of the total outstanding shares of the Fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

For the period November 1, 2007 (commencement of operations) to April 30, 2008
From net investment income
Total International Equity	$ 13,264
Institutional Class	2,565
Total	$ 15,829

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	For the period November 1, 2007 (commencement of operations) to April 30, 2008	For the period November 1, 2007 (commencement of operations) to April 30, 2008
Class A
Shares sold	912,091	$ 8,583,495
Shares redeemed	(5,705)	(50,638)
Net increase (decrease)	906,386	$ 8,532,857
Class T
Shares sold	521,104	$ 5,191,337
Net increase (decrease)	521,104	$ 5,191,337
Class B
Shares sold	508,946	$ 5,075,845
Shares redeemed	(76)	(680)
Net increase (decrease)	508,870	$ 5,075,165
Class C
Shares sold	521,437	$ 5,190,447
Shares redeemed	(2,353)	(21,294)
Net increase (decrease)	519,084	$ 5,169,153
Total International Equity
Shares sold	6,336,488	$ 57,633,290
Reinvestment of distributions	1,313	12,459
Shares redeemed	(824,971)	(7,149,117)
Net increase (decrease)	5,512,830	$ 50,496,632
Institutional Class
Shares sold	535,238	$ 5,313,078
Reinvestment of distributions	270	2,565
Shares redeemed	(30)	(265)
Net increase (decrease)	535,478	$ 5,315,378

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	44,485,656,811.55	94.702
Withheld	2,488,551,854.62	5.298
TOTAL	46,974,208,666.17	100.000
Dennis J. Dirks
Affirmative	44,706,671,638.31	95.173
Withheld	2,267,537,027.86	4.827
TOTAL	46,974,208,666.17	100.000
Edward C. Johnson 3d
Affirmative	44,294,881,638.16	94.296
Withheld	2,679,327,028.01	5.704
TOTAL	46,974,208,666.17	100.000
Alan J. Lacy
Affirmative	44,685,373,413.16	95.127
Withheld	2,288,835,253.01	4.873
TOTAL	46,974,208,666.17	100.000
Ned C. Lautenbach
Affirmative	44,634,541,379.41	95.019
Withheld	2,339,667,286.76	4.981
TOTAL	46,974,208,666.17	100.000
Joseph Mauriello
Affirmative	44,683,962,099.80	95.124
Withheld	2,290,246,566.37	4.876
TOTAL	46,974,208,666.17	100.000
Cornelia M. Small
Affirmative	44,671,688,375.36	95.098
Withheld	2,302,520,290.81	4.902
TOTAL	46,974,208,666.17	100.000
William S. Stavropoulos
Affirmative	44,465,262,087.61	94.659
Withheld	2,508,946,578.56	5.341
TOTAL	46,974,208,666.17	100.000
David M. Thomas
Affirmative	44,694,340,813.87	95.147
Withheld	2,279,867,852.30	4.853
TOTAL	46,974,208,666.17	100.000
Michael E. Wiley
Affirmative	44,686,513,174.78	95.130
Withheld	2,287,695,491.39	4.870
TOTAL	46,974,208,666.17	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total International Equity Fund

On October 18, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for the fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, may choose to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio managers and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge.

Investment Performance. Fidelity Total International Equity Fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute performance for each class, as well as the fund's relative investment performance for each class measured against a broad-based securities market index and a peer group of mutual funds deemed appropriate by the Board.

The Board considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders. The Board considered that the fund's performance adjustment fee is calculated based on the results of the retail class and does not take into account the performance of the Advisor classes. The Board considered FMR's belief that the retail class is the appropriate class on which to base the performance fee because: (i) the class does not have a 12b-1 fee; and (ii) distribution-related expenses should be excluded from the calculation because they are not related to evaluating an adviser's investment management skills.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and projected total operating expenses for each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's net management fee and projected total expenses for each class of the fund were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets.

The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank & Trust Company

Quincy, MA

ATIE-USAN-0608
1.853366.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Total International Equity
Fund - Institutional Class

Semiannual Report

April 30, 2008

Institutional Class is
a class of Fidelity®
Total International Equity Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Total International Equity Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 908.00	$ 7.12
Hypothetical A	$ 1,000.00	$ 1,017.40	$ 7.52
Class T
Actual	$ 1,000.00	$ 907.00	$ 8.30
Hypothetical A	$ 1,000.00	$ 1,016.16	$ 8.77
Class B
Actual	$ 1,000.00	$ 905.00	$ 10.66
Hypothetical A	$ 1,000.00	$ 1,013.67	$ 11.27
Class C
Actual	$ 1,000.00	$ 905.00	$ 10.66
Hypothetica A	$ 1,000.00	$ 1,013.67	$ 11.27
Total International Equity
Actual	$ 1,000.00	$ 909.50	$ 5.93
Hypothetical A	$ 1,000.00	$ 1,018.65	$ 6.27
Institutional Class
Actual	$ 1,000.00	$ 909.50	$ 5.93
Hypothetical A	$ 1,000.00	$ 1,018.65	$ 6.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50%
Class T	1.75%
Class B	2.25%
Class C	2.25%
Total International Equity	1.25%
Institutional Class	1.25%

Semiannual Report

Fidelity Total International Equity Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2008
United Kingdom 14.5%
Japan 12.8%
Germany 8.7%
France 6.7%
Switzerland 6.7%
United States of America 6.0%
Spain 3.6%
Australia 3.5%
Brazil 3.4%
Other 34.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2008
% of fund's net assets
Stocks and Investment Companies	98.2
Short-Term Investments and Net Other Assets	1.8
Top Ten Stocks as of April 30, 2008
% of fund's net assets
E.ON AG (Germany, Electric Utilities)	2.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.0
Nestle SA (Reg.) (Switzerland, Food Products)	1.9
UniCredit SpA (Italy, Commercial Banks)	1.4
Petroleo Brasileiro SA - Petrobras sponsored ADR (Brazil, Oil, Gas & Consumable Fuels)	1.4
Banco Santander SA (Spain, Diversified Financials)	1.4
Mitsui & Co. Ltd. (Japan, Trading Companies & Distributors)	1.3
Toyota Motor Corp. (Japan, Automobiles)	1.3
Royal Dutch Shell PLC Class A sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	1.3
BHP Billiton PLC (United Kingdom, Metals & Mining)	1.2
15.3
Market Sectors as of April 30, 2008
% of fund's net assets
Financials	22.2
Industrials	11.1
Materials	11.0
Energy	10.8
Information Technology	10.4
Consumer Staples	9.2
Consumer Discretionary	7.1
Telecommunication Services	5.7
Utilities	5.1
Health Care	5.0

Semiannual Report

Fidelity Total International Equity Fund

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Argentina - 0.0%
Inversiones y Representaciones SA sponsored GDR (a)	1,200	$ 16,704
Australia - 3.5%
AMP Ltd.	40,791	301,268
ASX Ltd.	2,977	100,781
Babcock & Brown Ltd.	7,000	97,060
Cochlear Ltd.	4,650	248,693
CSL Ltd.	17,974	674,599
Downer EDI Ltd.	13,634	93,237
Leighton Holdings Ltd.	2,779	123,437
Macquarie Airports unit	38,152	112,999
Macquarie Group Ltd.	2,881	172,344
Macquarie Infrastructure Group unit	66,221	176,770
Silex Systems Ltd. (a)	10,000	54,614
Sino Gold Mining Ltd. (a)	1,364	6,446
Woolworths Ltd.	12,801	346,539
WorleyParsons Ltd.	5,758	210,732
TOTAL AUSTRALIA		2,719,519
Austria - 0.1%
Raiffeisen International Bank Holding AG	300	48,753
Belgium - 0.6%
Hansen Transmission International NV	19,100	83,546
InBev SA	4,400	362,675
TOTAL BELGIUM		446,221
Bermuda - 0.9%
Aquarius Platinum Ltd.:
(Australia)	6,599	105,443
(United Kingdom)	900	14,181
China Solar Energy Holding Ltd. (a)	140,000	6,827
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	6,000	17,760
Credicorp Ltd. (NY Shares)	500	40,180
Global Digital Creations Holdings Ltd. (a)	64,000	3,613
Pacific Basin Shipping Ltd.	24,000	43,915
Ports Design Ltd.	35,500	114,338
Samling Global Ltd.	44,000	8,130
Seadrill Ltd.	11,900	362,377
TOTAL BERMUDA		716,764
Brazil - 3.4%
Anhanguera Educacional Participacoes SA unit (a)	1,418	23,281
Banco Bradesco SA (PN)	5,900	136,656
Common Stocks - continued
	Shares	Value
Brazil - continued
Banco Daycoval SA (PN)	5,000	$ 37,601
Bolsa de Mercadorias & Futuros - BM&F SA	8,800	89,472
Bovespa Holding SA	5,800	88,106
Companhia Vale do Rio Doce sponsored ADR	9,900	386,892
GVT Holding SA (a)	900	21,875
Medial Saude SA (a)	700	6,949
MRV Engenharia e Participacoes SA	9,600	193,479
Net Servicos de Comunicacao SA sponsored ADR	2,400	32,760
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	1,200	121,320
sponsored ADR	8,800	1,068,496
TAM SA (PN) sponsored ADR (ltd. vtg.)	3,400	80,240
TIM Participacoes SA sponsored ADR (non-vtg.)	3,300	110,814
Uniao de Bancos Brasileiros SA (Unibanco) GDR	1,400	203,574
TOTAL BRAZIL		2,601,515
Canada - 2.6%
Addax Petroleum, Inc.	500	22,282
BCE, Inc.	5,000	182,703
EnCana Corp.	3,100	250,099
First Quantum Minerals Ltd.	2,300	201,955
Goldcorp, Inc.	5,300	188,455
Harry Winston Diamond Corp.	4,600	136,296
Petrobank Energy & Resources Ltd. (a)	2,100	101,340
Potash Corp. of Saskatchewan, Inc.	2,100	386,295
Research In Motion Ltd. (a)	3,500	425,705
RONA, Inc. (a)	4,600	61,388
Sino-Forest Corp. (a)	700	10,600
SouthGobi Energy Resources Ltd. (a)	800	10,327
TOTAL CANADA		1,977,445
Cayman Islands - 1.8%
AAC Acoustic Technology Holdings, Inc. (a)	14,000	13,833
AirMedia Group, Inc. ADR	100	1,986
Chaoda Modern Agriculture (Holdings) Ltd.	242,575	348,619
Foxconn International Holdings Ltd. (a)	23,000	35,711
Hidili Industry International Development Ltd.	12,000	18,324
Himax Technologies, Inc. sponsored ADR	79,300	398,879
Intime Department Store Group Co. Ltd.	60,000	44,732
LDK Solar Co. Ltd. Sponsored ADR	4,000	126,960
Lee & Man Paper Manufacturing Ltd.	2,800	5,210
SinoCom Software Group Ltd.	154,000	28,061
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Subsea 7, Inc. (a)	11,500	$ 303,315
Yingli Green Energy Holding Co. Ltd. ADR	1,700	37,451
TOTAL CAYMAN ISLANDS		1,363,081
China - 1.6%
Anhui Conch Cement Co. Ltd. (H Shares)	6,000	47,965
China Coal Energy Co. Ltd. (H Shares)	13,000	27,524
China Communications Construction Co. Ltd. (H Shares)	35,000	83,176
China Construction Bank Corp. (H Shares)	216,000	195,125
China Merchants Bank Co. Ltd. (H Shares)	14,000	58,474
China Nepstar Chain Drugstore Ltd. ADR	100	1,181
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)	5,000	27,200
First Tractor Co. Ltd. (H Shares) (a)	134,000	65,683
Focus Media Holding Ltd. ADR (a)	2,000	73,780
Global Bio-Chem Technology Group Co. Ltd.	512,000	237,829
Golden Eagle Retail Group Ltd. (H Shares)	42,000	42,576
Industrial & Commercial Bank of China	148,000	117,175
Nine Dragons Paper (Holdings) Ltd.	78,000	83,974
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	3,800	130,302
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	19,000	18,480
TOTAL CHINA		1,210,444
Cyprus - 0.3%
Marfin Popular Bank Public Co.	14,100	125,906
Mirland Development Corp. PLC (a)	5,200	47,559
XXI Century Investments Public Ltd. (a)	1,500	42,797
TOTAL CYPRUS		216,262
Czech Republic - 0.0%
Ceske Energeticke Zavody AS	300	22,294
Denmark - 0.4%
Novo Nordisk AS Series B sponsored ADR	1,100	75,559
Vestas Wind Systems AS (a)	1,860	203,906
TOTAL DENMARK		279,465
Egypt - 0.1%
Eastern Tobacco Co.	500	36,161
Telecom Egypt SAE	4,500	16,306
TOTAL EGYPT		52,467
Finland - 1.1%
Metso Corp.	2,600	112,836
Common Stocks - continued
	Shares	Value
Finland - continued
Nokia Corp. sponsored ADR	23,100	$ 694,617
Wartsila Corp.	1,000	68,688
TOTAL FINLAND		876,141
France - 6.7%
Accor SA	2,000	166,413
Alcatel-Lucent SA	12,000	80,300
Alstom SA	1,594	370,771
AXA SA sponsored ADR	21,800	807,690
BNP Paribas SA	3,100	335,129
Compagnie de St. Gobain	1,300	105,023
Compagnie Generale de Geophysique SA (a)	491	124,050
Delachaux SA	2,300	216,473
Gaz de France	2,700	178,462
Groupe Danone	4,236	375,873
L'Oreal SA	618	73,524
Laurent-Perrier Group	800	116,033
Meetic (a)	2,258	60,277
Remy Cointreau SA	2,051	127,592
Renault SA	900	92,800
SeLoger.com (a)	1,518	71,092
Societe Generale Series A	600	70,399
Suez SA (France)	6,666	473,486
Total SA:
Series B	3,700	309,865
sponsored ADR	6,700	562,800
Unibail-Rodamco	1,100	284,645
Vallourec SA	300	82,075
VINCI SA	1,764	130,612
TOTAL FRANCE		5,215,384
Georgia - 0.1%
Bank of Georgia unit (a)	1,800	43,092
Germany - 8.5%
Allianz AG sponsored ADR	44,000	892,320
Bayer AG	4,100	350,748
Continental AG	1,300	153,283
Daimler AG	10,100	781,942
Deutsche Boerse AG	2,600	382,426
E.ON AG	8,100	1,652,824
GEA Group AG	2,600	96,398
GFK AG	3,600	164,384
Common Stocks - continued
	Shares	Value
Germany - continued
Lanxess AG	2,600	$ 101,512
Linde AG	1,400	205,659
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	3,600	698,336
RWE AG	4,600	530,967
SGL Carbon AG (a)	1,000	68,392
Siemens AG sponsored ADR	4,400	521,180
TOTAL GERMANY		6,600,371
Hong Kong - 1.7%
BYD Electronic International Co. Ltd.	50,000	55,305
China Mobile (Hong Kong) Ltd.	8,500	146,263
China Mobile (Hong Kong) Ltd. sponsored ADR	2,300	198,536
China State Construction International Holdings Ltd.	14,000	23,318
CNOOC Ltd. sponsored ADR	560	99,428
CNPC (Hong Kong) Ltd.	40,000	19,248
Hong Kong Exchanges & Clearing Ltd.	12,000	245,138
REXCAPITAL Financial Holdings Ltd. (a)	350,000	40,869
Swire Pacific Ltd. (A Shares)	39,500	461,999
TOTAL HONG KONG		1,290,104
India - 1.7%
Areva T&D India Ltd.	690	28,495
Axis Bank Ltd. GDR (Reg. S)	3,700	86,025
Bank of India	4,463	37,767
Bharat Heavy Electricals Ltd.	396	18,622
Bharti Airtel Ltd. (a)	15,720	349,085
Cambridge Solutions Ltd. (a)	7,801	9,334
GAIL India Ltd.	1,181	12,849
Indian Overseas Bank	14,137	53,039
Infosys Technologies Ltd.	2,124	92,054
JSW Steel Ltd.	639	13,827
Kalpataru Power Transmission Ltd.	768	20,642
LANCO Infratech Ltd. (a)	3,570	47,425
Pantaloon Retail India Ltd.	3,194	41,761
Reliance Industries Ltd. GDR (Reg. S) (b)	1,458	190,998
Rural Electrification Corp. Ltd.	130	394
Satyam Computer Services Ltd.	9,346	111,517
Satyam Computer Services Ltd. sponsored ADR	3,400	87,312
Sintex Industries Ltd.	5,239	59,883
Subex Ltd.	1,147	4,415
Suzlon Energy Ltd.	11,683	82,951
TOTAL INDIA		1,348,395
Common Stocks - continued
	Shares	Value
Indonesia - 0.2%
PT Bumi Resources Tbk	100,500	$ 72,479
PT International Nickel Indonesia Tbk	18,500	13,342
PT Perusahaan Gas Negara Tbk Series B	34,000	44,615
TOTAL INDONESIA		130,436
Ireland - 0.6%
Bank of Ireland	12,600	173,536
C&C Group PLC	10,400	71,436
CRH PLC sponsored ADR	5,000	193,100
Dragon Oil PLC (a)	4,700	46,537
TOTAL IRELAND		484,609
Israel - 0.8%
BluePhoenix Solutions Ltd. (a)	2,200	18,810
Cellcom Israel Ltd.	700	23,142
ECtel Ltd. (a)	9,100	20,384
Israel Chemicals Ltd.	10,600	195,149
Leadcom Integrated Solutions	18,200	6,514
Orckit Communications Ltd. (a)	4,400	31,988
Ormat Industries Ltd.	1,700	22,147
Partner Communications Co. Ltd. ADR	9,900	230,373
RADWARE Ltd. (a)	5,300	52,417
Retalix Ltd. (a)	1,900	26,790
TOTAL ISRAEL		627,714
Italy - 2.5%
Fiat SpA	22,700	510,186
Finmeccanica SpA	6,900	241,284
Impregilo SpA (a)	16,600	101,273
UniCredit SpA	147,100	1,120,862
TOTAL ITALY		1,973,605
Japan - 12.8%
Aeon Co. Ltd.	21,700	318,073
Canon, Inc.	7,800	392,109
DeNA Co. Ltd.	10	71,057
Denso Corp.	6,800	237,151
East Japan Railway Co.	29	231,384
Fujitsu Ltd.	14,000	89,555
Ibiden Co. Ltd.	2,000	87,262
Ichiyoshi Securities Co. Ltd.	7,600	83,052
Japan Steel Works Ltd.	13,000	240,492
Japan Tobacco, Inc.	55	267,405
Common Stocks - continued
	Shares	Value
Japan - continued
JGC Corp.	5,000	$ 92,931
JSR Corp.	4,500	101,615
Kobayashi Pharmaceutical Co. Ltd.	2,000	69,968
Konica Minolta Holdings, Inc.	16,000	241,077
Kubota Corp.	13,000	91,068
Leopalace21 Corp.	8,800	155,653
Mitsubishi Estate Co. Ltd.	3,000	87,233
Mitsui & Co. Ltd.	44,000	1,033,234
Nintendo Co. Ltd.	1,200	659,424
ORIX Corp.	3,580	647,557
Osaka Gas Co. Ltd.	112,000	399,628
Osaka Securities Exchange Co. Ltd.	10	54,390
Rakuten, Inc.	169	105,554
SBI E*TRADE Securities Co. Ltd.	78	72,563
SBI Holdings, Inc.	265	69,666
Shin-Etsu Chemical Co. Ltd.	1,400	86,676
Shiseido Co. Ltd.	7,000	167,933
Sojitz Corp.	18,300	70,481
Sony Financial Holdings, Inc.	27	114,073
Sparx Group Co. Ltd.	489	214,503
Sugi Pharmacy Co. Ltd.	1,000	26,456
Sumco Techxiv Corp.	3,100	94,525
Sumitomo Metal Industries Ltd.	30,000	126,340
Sumitomo Mitsui Financial Group, Inc.	31	266,729
Sumitomo Realty & Development Co. Ltd.	3,000	75,187
Sumitomo Trust & Banking Co. Ltd.	12,000	107,876
Takeda Pharmaceutical Co. Ltd.	7,300	385,903
Tokai Carbon Co. Ltd.	5,000	52,378
Tokuyama Corp.	27,000	245,082
Tokyo Tatemono Co. Ltd.	9,000	78,563
Torishima Pump Manufacturing Co. Ltd.	21,000	363,216
Toyota Motor Corp.	17,400	886,608
Toyota Motor Corp. sponsored ADR	1,300	131,950
USS Co. Ltd.	1,940	137,748
Wacom Co. Ltd.	60	120,888
Xebio Co. Ltd.	5,100	154,140
Yamada Denki Co. Ltd.	910	78,116
TOTAL JAPAN		9,884,472
Kazakhstan - 0.2%
JSC Halyk Bank of Kazakhstan unit	10,900	175,490
Common Stocks - continued
	Shares	Value
Korea (South) - 1.5%
Daegu Bank Co. Ltd.	2,340	$ 37,085
Daelim Industrial Co.	230	31,064
Doosan Co. Ltd. (a)	110	18,914
GS Engineering & Construction Corp.	210	30,875
Hanjin Heavy Industries & Consolidated Co. Ltd.	99	5,674
Hyundai Steel Co.	340	26,739
Hyunjin Materials Co. Ltd.	782	30,789
Jinsung T.E.C. Co. Ltd.	2,278	32,016
Kookmin Bank	1,413	98,449
Kookmin Bank sponsored ADR	1,000	69,750
KT&G Corp.	530	43,847
LG Electronics, Inc.	110	17,159
MegaStudy Co. Ltd.	100	32,993
NHN Corp. (a)	1,060	246,180
POSCO sponsored ADR	400	49,360
Pusan Bank	2,810	45,235
Samsung Electronics Co. Ltd.	410	290,566
TK Corp.	1,148	44,341
TOTAL KOREA (SOUTH)		1,151,036
Luxembourg - 0.8%
ArcelorMittal SA (NY Reg.) Class A	6,700	596,903
Evraz Group SA GDR	400	41,500
TOTAL LUXEMBOURG		638,403
Malaysia - 0.2%
Bandar Raya Developments Bhd	79,200	51,145
Gamuda Bhd	41,400	40,889
Public Bank Bhd	14,800	53,409
TOTAL MALAYSIA		145,443
Mauritius - 0.1%
Golden Agri-Resources Ltd.	68,000	42,622
Mexico - 1.2%
America Movil SAB de CV Series L sponsored ADR	14,300	828,828
Banco Compartamos SA de CV	3,600	15,122
Grupo Financiero Banorte SA de CV Series O	10,039	44,324
Megacable Holdings SAB de CV unit	2,200	6,481
Wal-Mart de Mexico SA de CV Series V	5,100	20,636
TOTAL MEXICO		915,391
Common Stocks - continued
	Shares	Value
Netherlands - 1.5%
Advanced Metallurgical Group NV	2,150	$ 147,412
AmRest Holdings NV (a)	2,600	101,112
ASML Holding NV (NY Shares)	9,200	260,912
Gemalto NV (a)	4,900	158,495
Heineken NV (Bearer)	1,300	75,880
ING Groep NV sponsored ADR	8,900	338,111
Koninklijke KPN NV	3,000	55,193
TOTAL NETHERLANDS		1,137,115
Norway - 2.4%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	15,000	28,585
DnB Nor ASA	12,800	191,874
Fred Olsen Energy ASA	1,500	95,334
Marine Harvest ASA (a)	74,000	48,994
Orkla ASA (A Shares)	32,400	430,303
Petroleum Geo-Services ASA	21,800	595,324
Pronova BioPharma ASA	41,400	143,151
StatoilHydro ASA sponsored ADR	8,600	311,062
TOTAL NORWAY		1,844,627
Papua New Guinea - 0.2%
Lihir Gold Ltd. (a)	48,662	134,947
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	400	25,028
Philippines - 0.3%
Alliance Global Group, Inc. (a)	310,000	28,632
Jollibee Food Corp.	65,500	68,253
Philippine Long Distance Telephone Co. sponsored ADR	2,700	164,970
TOTAL PHILIPPINES		261,855
Poland - 0.0%
Eurocash SA	1,200	7,136
Russia - 1.7%
JSC MMC 'Norilsk Nickel' sponsored ADR	3,900	106,080
Lukoil Oil Co. sponsored ADR	500	44,900
Mechel Steel Group OAO sponsored ADR	400	58,320
Mobile TeleSystems OJSC sponsored ADR	500	38,790
OAO Gazprom sponsored ADR	12,380	654,902
OAO Raspadskaya (a)	4,700	39,715
OAO TatNeft unit	300	38,475
OAO TMK unit	400	13,200
OJSC Rosneft unit	6,700	65,660
Common Stocks - continued
	Shares	Value
Russia - continued
Sberbank (Savings Bank of the Russian Federation) GDR	290	$ 110,821
Uralkali JSC (a)	4,100	42,845
Vimpel Communications sponsored ADR	2,000	60,320
Wimm-Bill-Dann Foods OJSC sponsored ADR	300	36,510
TOTAL RUSSIA		1,310,538
Singapore - 0.7%
DBS Group Holdings Ltd.	20,000	292,899
Ezra Holdings Ltd.	7,000	12,388
Singapore Exchange Ltd.	35,000	221,702
Straits Asia Resources Ltd.	18,000	43,802
TOTAL SINGAPORE		570,791
South Africa - 2.5%
African Rainbow Minerals Ltd.	15,863	539,209
Anglo Platinum Ltd.	494	79,225
Discovery Holdings Ltd.	700	2,301
Impala Platinum Holdings Ltd.	12,700	517,380
JSE Ltd.	8,710	75,183
MTN Group Ltd.	25,003	477,876
Murray & Roberts Holdings Ltd.	10,014	117,221
Nedbank Group Ltd.	2,800	42,405
Northam Platinum Ltd.	900	7,856
Raubex Group Ltd.	15,481	79,858
Truworths International Ltd.	8,400	28,443
TOTAL SOUTH AFRICA		1,966,957
Spain - 3.6%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	15,300	350,676
Banco Santander SA	33,400	722,149
Banco Santander SA sponsored ADR	15,900	335,331
Gestevision Telecinco SA	8,500	179,003
Grifols SA	7,590	212,685
Inditex SA	2,800	152,900
Telefonica SA sponsored ADR	9,400	811,972
TOTAL SPAIN		2,764,716
Sweden - 1.4%
H&M Hennes & Mauritz AB (B Shares)	3,100	184,311
Svenska Cellulosa AB (SCA) (B Shares)	20,800	350,853
Common Stocks - continued
	Shares	Value
Sweden - continued
Swedish Match Co.	9,600	$ 210,832
Telefonaktiebolaget LM Ericsson (B Shares)	146,000	368,745
TOTAL SWEDEN		1,114,741
Switzerland - 6.7%
ABB Ltd. sponsored ADR	17,700	542,859
Compagnie Financiere Richemont unit	1,718	104,681
Credit Suisse Group sponsored ADR	6,100	325,435
EFG International	3,600	115,149
Nestle SA (Reg.)	3,125	1,498,577
Roche Holding AG (participation certificate)	9,337	1,556,767
SGS Societe Generale de Surveillance Holding SA (Reg.)	72	101,775
Sonova Holding AG	1,312	111,021
Swiss Life Holding	885	265,141
The Swatch Group AG:
(Bearer)	299	80,780
(Reg.)	182	9,377
Zurich Financial Services AG (Reg.)	1,430	437,734
TOTAL SWITZERLAND		5,149,296
Taiwan - 1.4%
Advanced Semiconductor Engineering, Inc.	35,000	35,957
AU Optronics Corp.	45,000	87,938
AU Optronics Corp. sponsored ADR	2,400	46,848
China Steel Corp.	27,000	44,339
Everlight Electronics Co. Ltd.	10,000	38,427
First Financial Holding Co. Ltd.	46,000	55,900
Formosa Plastics Corp.	11,000	31,431
HannStar Display Corp. (a)	350,000	162,082
High Tech Computer Corp.	2,000	51,564
Hon Hai Precision Industry Co. Ltd. (Foxconn)	33,000	191,296
Innolux Display Corp.	22,000	64,813
MediaTek, Inc.	3,000	38,919
Powertech Technology, Inc.	5,000	20,117
Prime View International Co. Ltd.	89,000	138,553
Siliconware Precision Industries Co. Ltd.	14,000	24,232
Taiwan Cement Corp.	9,000	14,632
TOTAL TAIWAN		1,047,048
Common Stocks - continued
	Shares	Value
Thailand - 0.1%
PTT PCL (For. Reg.)	5,100	$ 53,701
Siam Commercial Bank PCL (For. Reg.)	21,700	60,886
TOTAL THAILAND		114,587
Turkey - 0.6%
Anadolu Efes Biracilik ve Malt Sanyii AS	10,100	91,883
Asya Katilim Bankasi AS (a)	19,100	132,566
Enka Insaat ve Sanayi AS	1,100	15,183
Tupras-Turkiye Petrol Rafinerileri AS	1,000	27,057
Turkiye Garanti Bankasi AS	30,200	162,238
TOTAL TURKEY		428,927
United Arab Emirates - 0.0%
DP World Ltd.	6,947	7,294
United Kingdom - 14.5%
3i Group PLC	13,700	234,119
Aegis Group PLC	67,000	167,848
Anglo American PLC:
ADR	9,500	311,125
(United Kingdom)	3,400	220,986
Autonomy Corp. PLC (a)	7,300	124,314
BAE Systems PLC	65,600	608,778
Barratt Developments PLC	4,400	24,167
BG Group PLC	12,400	303,494
BHP Billiton PLC	6,400	229,046
BHP Billiton PLC ADR	10,000	720,800
BP PLC	18,800	227,806
British American Tobacco PLC	3,900	146,293
British American Tobacco PLC sponsored ADR	3,300	249,282
Cairn Energy PLC	300	18,694
Datacash Group PLC	27,900	156,432
easyJet PLC (a)	16,800	103,131
Expro International Group PLC	2,500	75,454
HBOS PLC	37,200	347,995
HSBC Holdings PLC (United Kingdom) (Reg.)	7,163	124,374
Informa PLC	31,400	215,699
International Power PLC	15,500	135,368
Man Group PLC	32,975	381,246
Max Petroleum PLC (a)	76,100	102,510
Meggitt PLC	11,000	64,901
Misys PLC	43,200	134,636
National Grid PLC	41,400	576,607
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Premier Foods PLC	59,000	$ 151,326
Prudential PLC	15,700	215,387
Randgold Resources Ltd. sponsored ADR	300	13,656
Reckitt Benckiser Group PLC	7,400	432,269
Renovo Group PLC (a)	53,700	36,835
Rio Tinto PLC sponsored ADR	1,490	700,300
Rolls-Royce Group PLC	44,600	389,287
Royal Bank of Scotland Group PLC	75,600	518,575
Royal Dutch Shell PLC Class A sponsored ADR	12,300	987,813
Serco Group PLC	33,700	295,488
Sibir Energy PLC	1,800	22,368
Tesco PLC	82,400	702,838
Vodafone Group PLC sponsored ADR	13,800	436,908
Xstrata PLC	3,000	235,369
Yell Group PLC	9,000	29,704
TOTAL UNITED KINGDOM		11,173,228
United States of America - 3.6%
Allergan, Inc.	1,500	84,555
Berkshire Hathaway, Inc. Class B (a)	30	133,710
Cypress Semiconductor Corp. (a)	10,000	281,200
EnergySolutions, Inc.	2,600	56,810
FMC Technologies, Inc. (a)	3,200	215,040
Freeport-McMoRan Copper & Gold, Inc. Class B	300	34,125
Gilead Sciences, Inc. (a)	4,100	212,216
Juniper Networks, Inc. (a)	11,400	314,868
Merck & Co., Inc.	2,600	98,904
Philip Morris International, Inc. (a)	2,700	137,781
Pricesmart, Inc.	3,100	88,505
Titanium Metals Corp.	2,000	30,480
Transocean, Inc. (a)	3,820	563,297
Valero Energy Corp.	2,500	122,125
Varian Semiconductor Equipment Associates, Inc. (a)	2,200	80,586
Visa, Inc.	2,800	233,660
VMware, Inc. Class A	1,238	82,500
TOTAL UNITED STATES OF AMERICA		2,770,362
Vietnam - 0.0%
Luks Group (Vietnam Holdings) Co. Ltd.	34,000	31,412
TOTAL COMMON STOCKS (Cost $75,723,098)		75,074,247
Nonconvertible Preferred Stocks - 0.4%
	Shares	Value
Brazil - 0.0%
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	750	$ 36,052
Germany - 0.2%
ProSiebenSat.1 Media AG	8,200	127,754
Italy - 0.2%
Telecom Italia SpA (Risp)	71,400	117,593
United Kingdom - 0.0%
Rolls-Royce Group PLC B Shares (a)	3,763,200	7,482
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $342,815)		288,881
Investment Companies - 0.6%

United States of America - 0.6%
iShares MSCI EAFE Growth Index ETF (Cost $499,672)	6,600	499,092
Cash Equivalents - 1.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.95%, dated 4/30/08 due 5/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $1,380,000)	$ 1,380,075	1,380,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $77,945,585)		77,242,220
NET OTHER ASSETS - 0.0%		1,272
NET ASSETS - 100%		$ 77,243,492
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $190,998 or 0.2% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,380,000 due 5/01/08 at 1.95%
BNP Paribas Securities Corp.	$ 643,908
Fortis Securities LLC	294,591
HSBC Securities (USA), Inc.	147,167
ING Financial Markets LLC	294,334
$ 1,380,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total International Equity Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,380,000) - See accompanying schedule: Unaffiliated issuers (cost $77,945,585)		$ 77,242,220
Cash		22,132
Foreign currency held at value (cost $57)		57
Receivable for investments sold		372,780
Receivable for fund shares sold		256,680
Dividends receivable		368,049
Prepaid expenses		38,720
Other receivables		4,620
Total assets		78,305,258

Liabilities
Payable for investments purchased	$ 762,488
Payable for fund shares redeemed	140,884
Accrued management fee	67,294
Distribution fees payable	11,048
Other affiliated payables	15,963
Other payables and accrued expenses	64,089
Total liabilities		1,061,766

Net Assets		$ 77,243,492
Net Assets consist of:
Paid in capital		$ 79,786,462
Undistributed net investment income		421,613
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,257,081)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(707,502)
Net Assets		$ 77,243,492

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total International Equity Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,233,205 ÷ 906,386 shares)	$ 9.08

Maximum offering price per share (100/94.25 of $9.08)	$ 9.63
Class T: Net Asset Value and redemption price per share ($4,727,533 ÷ 521,104 shares)	$ 9.07

Maximum offering price per share (100/96.50 of $9.07)	$ 9.40
Class B: Net Asset Value and offering price per share ($4,604,991 ÷ 508,870 shares)A	$ 9.05

Class C: Net Asset Value and offering price per share ($4,697,365 ÷ 519,084 shares)A	$ 9.05

Total International Equity: Net Asset Value, offering price and redemption price per share ($50,112,785 ÷ 5,512,830 shares)	$ 9.09

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,867,613 ÷ 535,478 shares)	$ 9.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

For the period November 1, 2007 (commencement of operations) to April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 890,391
Interest		43,104
		933,495
Less foreign taxes withheld		(83,312)
Total income		850,183

Expenses
Management fee	$ 201,827
Transfer agent fees	61,241
Distribution fees	63,348
Accounting fees and expenses	14,784
Custodian fees and expenses	278,938
Independent trustees' compensation	92
Registration fees	55,993
Audit	29,844
Legal	2,766
Miscellaneous	1,339
Total expenses before reductions	710,172
Expense reductions	(297,431)	412,741
Net investment income (loss)		437,442
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,221,716)
Foreign currency transactions	(35,365)
Total net realized gain (loss)		(2,257,081)
Change in net unrealized appreciation (depreciation) on: Investment securities	(703,365)
Assets and liabilities in foreign currencies	(4,137)
Total change in net unrealized appreciation (depreciation)		(707,502)
Net gain (loss)		(2,964,583)
Net increase (decrease) in net assets resulting from operations		$ (2,527,141)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total International Equity Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period November 1, 2007 (commencement of operations) to April 30, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 437,442
Net realized gain (loss)	(2,257,081)
Change in net unrealized appreciation (depreciation)	(707,502)
Net increase (decrease) in net assets resulting from operations	(2,527,141)
Distributions to shareholders from net investment income	(15,829)
Share transactions - net increase (decrease)	79,780,522
Redemption fees	5,940
Total increase (decrease) in net assets	77,243,492

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $421,613)	$ 77,243,492

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended April 30, 2008 F

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07
Net realized and unrealized gain (loss)	(.99)
Total from investment operations	(.92)
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 9.08
Total Return B, C, D	(9.20)%
Ratios to Average Net Assets G
Expenses before reductions	2.39% A
Expenses net of fee waivers, if any	1.50% A
Expenses net of all reductions	1.47% A
Net investment income (loss)	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,233
Portfolio turnover rate	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 1, 2007 (commencement of operations) to April 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended April 30, 2008 F

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06
Net realized and unrealized gain (loss)	(.99)
Total from investment operations	(.93)
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 9.07
Total Return B, C, D	(9.30)%
Ratios to Average Net Assets G
Expenses before reductions	2.78% A
Expenses net of fee waivers, if any	1.75% A
Expenses net of all reductions	1.72% A
Net investment income (loss)	1.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,728
Portfolio turnover rate	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 1, 2007 (commencement of operations) to April 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended April 30, 2008 F

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03
Net realized and unrealized gain (loss)	(.98)
Total from investment operations	(.95)
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 9.05
Total Return B, C, D	(9.50)%
Ratios to Average Net Assets G
Expenses before reductions	3.28% A
Expenses net of fee waivers, if any	2.25% A
Expenses net of all reductions	2.22% A
Net investment income (loss)	.75% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,605
Portfolio turnover rate	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 1, 2007 (commencement of operations) to April 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended April 30, 2008 F

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03
Net realized and unrealized gain (loss)	(.98)
Total from investment operations	(.95)
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 9.05
Total Return B, C, D	(9.50)%
Ratios to Average Net Assets G
Expenses before reductions	3.27% A
Expenses net of fee waivers, if any	2.25% A
Expenses net of all reductions	2.23% A
Net investment income (loss)	.75% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,697
Portfolio turnover rate	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 1, 2007 (commencement of operations) to April 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total International Equity

Period ended April 30, 2008 E

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08
Net realized and unrealized gain (loss)	(.98)
Total from investment operations	(.90)
Distributions from net investment income	(.01)
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 9.09
Total Return B, C	(9.05)%
Ratios to Average Net Assets F
Expenses before reductions	2.28% A
Expenses net of fee waivers, if any	1.25% A
Expenses net of all reductions	1.22% A
Net investment income (loss)	1.75% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,113
Portfolio turnover rate	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 1, 2007 (commencement of operations) to April 30, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended April 30, 2008 E

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08
Net realized and unrealized gain (loss)	(.98)
Total from investment operations	(.90)
Distributions from net investment income	(.01)
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 9.09
Total Return B, C	(9.05)%
Ratios to Average Net Assets F
Expenses before reductions	2.27% A
Expenses net of fee waivers, if any	1.25% A
Expenses net of all reductions	1.23% A
Net investment income (loss)	1.75% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,868
Portfolio turnover rate	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 1, 2007 (commencement of operations) to April 30, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity Total International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Total International Equity, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses - continued

Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's tax return. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 4,596,626
Unrealized depreciation	(5,570,961)
Net unrealized appreciation (depreciation)	$ (974,335)
Cost for federal income tax purposes	$ 78,216,555

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $99,132,475 and $20,345,164, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Total International Equity, as compared to an appropriate benchmark index. The Fund's performance adjustment will not take effect until November 1, 2008. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 6,621	$ 5,993
Class T	.25%	.25%	11,516	11,188
Class B	.75%	.25%	22,505	22,466
Class C	.75%	.25%	22,706	22,515
			$ 63,348	$ 62,162

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 493
Class T	144
Class B*	-
Class C*	-
$ 637

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 4,021.15
Class T	3,554.15
Class B	3,441.15
Class C	3,539.16
Total International Equity	43,082.26
Institutional Class	3,604.16
	$ 61,241

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,072 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $17 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

7. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 23,808
Class T	1.75%	23,704
Class B	2.25%	23,104
Class C	2.25%	23,302
Total International Equity	1.25%	172,873
Institutional Class	1.25%	23,699
		$ 290,490

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,941 for the period.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

FMR or its affiliates were the owners of record of 31% of the total outstanding shares of the Fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

For the period November 1, 2007 (commencement of operations) to April 30, 2008
From net investment income
Total International Equity	$ 13,264
Institutional Class	2,565
Total	$ 15,829

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	For the period November 1, 2007 (commencement of operations) to April 30, 2008	For the period November 1, 2007 (commencement of operations) to April 30, 2008
Class A
Shares sold	912,091	$ 8,583,495
Shares redeemed	(5,705)	(50,638)
Net increase (decrease)	906,386	$ 8,532,857
Class T
Shares sold	521,104	$ 5,191,337
Net increase (decrease)	521,104	$ 5,191,337
Class B
Shares sold	508,946	$ 5,075,845
Shares redeemed	(76)	(680)
Net increase (decrease)	508,870	$ 5,075,165
Class C
Shares sold	521,437	$ 5,190,447
Shares redeemed	(2,353)	(21,294)
Net increase (decrease)	519,084	$ 5,169,153
Total International Equity
Shares sold	6,336,488	$ 57,633,290
Reinvestment of distributions	1,313	12,459
Shares redeemed	(824,971)	(7,149,117)
Net increase (decrease)	5,512,830	$ 50,496,632
Institutional Class
Shares sold	535,238	$ 5,313,078
Reinvestment of distributions	270	2,565
Shares redeemed	(30)	(265)
Net increase (decrease)	535,478	$ 5,315,378

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	44,485,656,811.55	94.702
Withheld	2,488,551,854.62	5.298
TOTAL	46,974,208,666.17	100.000
Dennis J. Dirks
Affirmative	44,706,671,638.31	95.173
Withheld	2,267,537,027.86	4.827
TOTAL	46,974,208,666.17	100.000
Edward C. Johnson 3d
Affirmative	44,294,881,638.16	94.296
Withheld	2,679,327,028.01	5.704
TOTAL	46,974,208,666.17	100.000
Alan J. Lacy
Affirmative	44,685,373,413.16	95.127
Withheld	2,288,835,253.01	4.873
TOTAL	46,974,208,666.17	100.000
Ned C. Lautenbach
Affirmative	44,634,541,379.41	95.019
Withheld	2,339,667,286.76	4.981
TOTAL	46,974,208,666.17	100.000
Joseph Mauriello
Affirmative	44,683,962,099.80	95.124
Withheld	2,290,246,566.37	4.876
TOTAL	46,974,208,666.17	100.000
Cornelia M. Small
Affirmative	44,671,688,375.36	95.098
Withheld	2,302,520,290.81	4.902
TOTAL	46,974,208,666.17	100.000
William S. Stavropoulos
Affirmative	44,465,262,087.61	94.659
Withheld	2,508,946,578.56	5.341
TOTAL	46,974,208,666.17	100.000
David M. Thomas
Affirmative	44,694,340,813.87	95.147
Withheld	2,279,867,852.30	4.853
TOTAL	46,974,208,666.17	100.000
Michael E. Wiley
Affirmative	44,686,513,174.78	95.130
Withheld	2,287,695,491.39	4.870
TOTAL	46,974,208,666.17	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total International Equity Fund

On October 18, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for the fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, may choose to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio managers and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge.

Investment Performance. Fidelity Total International Equity Fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute performance for each class, as well as the fund's relative investment performance for each class measured against a broad-based securities market index and a peer group of mutual funds deemed appropriate by the Board.

The Board considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders. The Board considered that the fund's performance adjustment fee is calculated based on the results of the retail class and does not take into account the performance of the Advisor classes. The Board considered FMR's belief that the retail class is the appropriate class on which to base the performance fee because: (i) the class does not have a 12b-1 fee; and (ii) distribution-related expenses should be excluded from the calculation because they are not related to evaluating an adviser's investment management skills.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and projected total operating expenses for each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's net management fee and projected total expenses for each class of the fund were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets.

The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank & Trust Company

Quincy, MA

ATIEI-USAN-0608
1.853359.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
International Growth
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2008

Class A, Class T,
Class B, and Class C are
classes of Fidelity®
International Growth Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity International Growth Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 913.00	$ 7.13
HypotheticalA	$ 1,000.00	$ 1,017.40	$ 7.52
Class T
Actual	$ 1,000.00	$ 912.00	$ 8.32
HypotheticalA	$ 1,000.00	$ 1,016.16	$ 8.77
Class B
Actual	$ 1,000.00	$ 910.00	$ 10.69
HypotheticalA	$ 1,000.00	$ 1,013.67	$ 11.27
Class C
Actual	$ 1,000.00	$ 910.00	$ 10.69
HypotheticalA	$ 1,000.00	$ 1,013.67	$ 11.27
International Growth
Actual	$ 1,000.00	$ 914.50	$ 5.95
HypotheticalA	$ 1,000.00	$ 1,018.65	$ 6.27
Institutional Class
Actual	$ 1,000.00	$ 914.50	$ 5.95
HypotheticalA	$ 1,000.00	$ 1,018.65	$ 6.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50%
Class T	1.75%
Class B	2.25%
Class C	2.25%
International Growth	1.25%
Institutional Class	1.25%

Semiannual Report

Fidelity International Growth Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2008
United Kingdom 18.6%
Switzerland 10.2%
United States of America 8.6%
Germany 8.6%
Japan 7.9%
France 7.0%
Australia 5.8%
Canada 3.9%
South Africa 3.8%
Other 25.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2008
% of fund's net assets
Stocks and Investment Companies	99.6
Short-Term Investments and Net Other Assets	0.4
Top Ten Stocks as of April 30, 2008
% of fund's net assets
Nestle SA (Reg.) (Switzerland, Food Products)	4.5
E.ON AG (Germany, Electric Utilities)	3.2
BHP Billiton PLC ADR (United Kingdom, Metals & Mining)	2.5
Rio Tinto PLC sponsored ADR (United Kingdom, Metals & Mining)	2.4
Nintendo Co. Ltd. (Japan, Software)	2.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.3
CSL Ltd. (Australia, Biotechnology)	2.3
Nokia Corp. sponsored ADR (Finland, Communications Equipment)	2.2
ArcelorMittal SA (NY Reg.) Class A (Luxembourg, Metals & Mining)	2.1
Tesco PLC (United Kingdom, Food & Staples Retailing)	2.1
26.0
Market Sectors as of April 30, 2008
% of fund's net assets
Consumer Staples	17.4
Materials	15.7
Industrials	14.5
Information Technology	11.3
Financials	9.2
Health Care	8.0
Telecommunication Services	6.6
Consumer Discretionary	5.1
Utilities	5.0
Energy	4.9

Semiannual Report

Fidelity International Growth Fund

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Australia - 5.8%
ASX Ltd.	2,890	$ 97,836
Cochlear Ltd.	4,218	225,588
CSL Ltd.	17,248	647,351
Leighton Holdings Ltd.	2,718	120,727
Woolworths Ltd.	12,515	338,797
WorleyParsons Ltd.	5,630	206,047
TOTAL AUSTRALIA		1,636,346
Belgium - 1.5%
Hansen Transmission International NV	18,800	82,234
InBev SA	4,100	337,947
TOTAL BELGIUM		420,181
Bermuda - 0.6%
Aquarius Platinum Ltd.:
(Australia)	3,401	54,343
(United Kingdom)	800	12,606
Ports Design Ltd.	34,500	111,117
TOTAL BERMUDA		178,066
Brazil - 2.4%
Bolsa de Mercadorias & Futuros - BM&F SA	8,000	81,338
Bovespa Holding SA	5,600	85,068
Companhia Vale do Rio Doce sponsored ADR	1,700	66,436
MRV Engenharia e Participacoes SA	9,200	185,417
Petroleo Brasileiro SA - Petrobras sponsored ADR	2,050	248,911
TOTAL BRAZIL		667,170
Canada - 3.9%
Goldcorp, Inc.	5,200	184,899
Harry Winston Diamond Corp.	4,400	130,370
Potash Corp. of Saskatchewan, Inc.	2,100	386,295
Research In Motion Ltd. (a)	3,100	377,053
TOTAL CANADA		1,078,617
Cayman Islands - 0.3%
Chaoda Modern Agriculture (Holdings) Ltd.	62,400	89,679
Denmark - 0.9%
Novo Nordisk AS Series B sponsored ADR	1,000	68,690
Vestas Wind Systems AS (a)	1,760	192,943
TOTAL DENMARK		261,633
Common Stocks - continued
	Shares	Value
Finland - 2.8%
Metso Corp.	2,600	$ 112,836
Nokia Corp. sponsored ADR	20,600	619,442
Wartsila Corp.	920	63,193
TOTAL FINLAND		795,471
France - 7.0%
Alstom SA	1,555	361,699
Compagnie Generale de Geophysique SA (a)	448	113,186
Delachaux SA	2,200	207,061
Groupe Danone	4,095	363,361
L'Oreal SA	667	79,354
Laurent-Perrier Group	800	116,033
Meetic (a)	1,889	50,426
Remy Cointreau SA	1,904	118,447
SeLoger.com (a)	1,367	64,021
Suez SA (France)	5,165	366,870
VINCI SA	1,697	125,651
TOTAL FRANCE		1,966,109
Germany - 8.6%
Bayer AG	3,700	316,529
Continental AG	1,200	141,492
Deutsche Boerse AG	2,400	353,008
E.ON AG	4,400	897,826
Linde AG	1,300	190,969
Siemens AG sponsored ADR	4,200	497,490
TOTAL GERMANY		2,397,314
Hong Kong - 1.2%
China Mobile (Hong Kong) Ltd. sponsored ADR	1,000	86,320
Hong Kong Exchanges & Clearing Ltd.	12,000	245,138
TOTAL HONG KONG		331,458
India - 1.7%
Bharti Airtel Ltd. (a)	15,369	341,291
Reliance Industries Ltd. GDR (Reg. S) (b)	976	127,856
TOTAL INDIA		469,147
Israel - 0.8%
Partner Communications Co. Ltd. ADR	9,600	223,392
Italy - 1.3%
Fiat SpA	16,300	366,345
Common Stocks - continued
	Shares	Value
Japan - 7.9%
Japan Steel Works Ltd.	12,000	$ 221,993
Japan Tobacco, Inc.	35	170,167
Kobayashi Pharmaceutical Co. Ltd.	2,000	69,968
Nintendo Co. Ltd.	1,200	659,424
Osaka Securities Exchange Co. Ltd.	10	54,390
Shiseido Co. Ltd.	6,000	143,942
Sony Financial Holdings, Inc.	27	114,073
Sparx Group Co. Ltd.	250	109,664
Sumitomo Mitsui Financial Group, Inc.	20	172,083
Torishima Pump Manufacturing Co. Ltd.	20,200	349,379
USS Co. Ltd.	1,900	134,908
TOTAL JAPAN		2,199,991
Korea (South) - 0.9%
NHN Corp. (a)	1,036	240,606
Luxembourg - 2.1%
ArcelorMittal SA (NY Reg.) Class A	6,600	587,994
Malaysia - 0.3%
Bandar Raya Developments Bhd	67,700	43,719
Gamuda Bhd	35,200	34,765
TOTAL MALAYSIA		78,484
Mexico - 1.7%
America Movil SAB de CV Series L sponsored ADR	7,500	434,700
Banco Compartamos SA de CV	3,400	14,282
Wal-Mart de Mexico SA de CV Series V	4,900	19,827
TOTAL MEXICO		468,809
Netherlands - 1.2%
AmRest Holdings NV (a)	2,300	89,446
ASML Holding NV (NY Shares)	8,800	249,568
TOTAL NETHERLANDS		339,014
Papua New Guinea - 0.1%
Lihir Gold Ltd. (a)	9,338	25,896
Philippines - 0.2%
Jollibee Food Corp.	43,800	45,641
Singapore - 0.8%
Singapore Exchange Ltd.	35,000	221,702
South Africa - 3.8%
African Rainbow Minerals Ltd.	13,939	473,809
Anglo Platinum Ltd.	454	72,810
Common Stocks - continued
	Shares	Value
South Africa - continued
JSE Ltd.	7,289	$ 62,917
MTN Group Ltd.	16,000	305,804
Murray & Roberts Holdings Ltd.	6,232	72,950
Raubex Group Ltd.	15,221	78,517
TOTAL SOUTH AFRICA		1,066,807
Spain - 2.8%
Grifols SA	7,283	204,082
Inditex SA	2,600	141,979
Telefonica SA sponsored ADR	5,200	449,176
TOTAL SPAIN		795,237
Sweden - 1.4%
H&M Hennes & Mauritz AB (B Shares)	3,000	178,366
Swedish Match Co.	9,200	202,048
TOTAL SWEDEN		380,414
Switzerland - 10.2%
ABB Ltd. sponsored ADR	17,400	533,658
EFG International	3,450	110,351
Nestle SA (Reg.)	2,648	1,269,837
Roche Holding AG (participation certificate)	3,901	650,418
SGS Societe Generale de Surveillance Holding SA (Reg.)	70	98,948
Sonova Holding AG	1,286	108,821
The Swatch Group AG:
(Bearer)	291	78,618
(Reg.)	164	8,450
TOTAL SWITZERLAND		2,859,101
Turkey - 0.6%
Anadolu Efes Biracilik ve Malt Sanyii AS	7,800	70,959
Asya Katilim Bankasi AS (a)	13,500	93,699
TOTAL TURKEY		164,658
United Kingdom - 18.6%
Anglo American PLC ADR	9,300	304,575
Autonomy Corp. PLC (a)	7,100	120,908
BAE Systems PLC	44,300	411,111
BG Group PLC	11,900	291,257
BHP Billiton PLC ADR	9,800	706,384
British American Tobacco PLC sponsored ADR	3,200	241,728
Datacash Group PLC	26,900	150,825
Expro International Group PLC	2,300	69,418
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Informa PLC	6,400	$ 43,964
International Power PLC	15,100	131,874
Man Group PLC	32,237	372,714
Meggitt PLC	9,300	54,871
Reckitt Benckiser Group PLC	7,200	420,587
Rio Tinto PLC sponsored ADR	1,450	681,500
Rolls-Royce Group PLC	12,500	109,105
Serco Group PLC	32,900	288,473
Tesco PLC	68,200	581,718
Xstrata PLC	2,800	219,678
TOTAL UNITED KINGDOM		5,200,690
United States of America - 6.3%
Allergan, Inc.	1,500	84,555
Berkshire Hathaway, Inc. Class B (a)	30	133,710
EnergySolutions, Inc.	2,100	45,885
FMC Technologies, Inc. (a)	3,100	208,320
Gilead Sciences, Inc. (a)	4,000	207,040
Juniper Networks, Inc. (a)	10,800	298,296
Merck & Co., Inc.	2,400	91,296
Philip Morris International, Inc. (a)	2,600	132,678
Pricesmart, Inc.	2,900	82,795
Valero Energy Corp.	2,220	108,447
Varian Semiconductor Equipment Associates, Inc. (a)	2,100	76,923
Visa, Inc.	2,700	225,315
VMware, Inc. Class A	1,137	75,770
TOTAL UNITED STATES OF AMERICA		1,771,030
TOTAL COMMON STOCKS (Cost $27,289,571)		27,327,002
Nonconvertible Preferred Stocks - 0.0%

United Kingdom - 0.0%
Rolls-Royce Group PLC B Shares (a) (Cost $2,065)	1,039,360	2,067
Investment Companies - 1.9%

United States of America - 1.9%
iShares MSCI EAFE Growth Index ETF (Cost $531,305)	7,100	536,902
Cash Equivalents - 1.7%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 1.95%, dated 4/30/08 due 5/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $470,000)	$ 470,025	$ 470,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $28,292,941)		28,335,971
NET OTHER ASSETS - (1.3)%		(352,378)
NET ASSETS - 100%		$ 27,983,593
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $127,856 or 0.5% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$470,000 due 5/01/08 at 1.95%
BNP Paribas Securities Corp.	$ 219,302
Fortis Securities LLC	100,332
HSBC Securities (USA), Inc.	50,122
ING Financial Markets LLC	100,244
$ 470,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Growth Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $470,000) - See accompanying schedule: Unaffiliated issuers (cost $28,292,941)		$ 28,335,971
Cash		386
Foreign currency held at value (cost $9)		9
Receivable for investments sold		34,487
Receivable for fund shares sold		54,408
Dividends receivable		99,331
Prepaid expenses		38,720
Receivable from investment adviser for expense reductions		400
Other receivables		1,305
Total assets		28,565,017

Liabilities
Payable for investments purchased	$ 439,226
Payable for fund shares redeemed	88,828
Accrued management fee	16,087
Distribution fees payable	2,257
Other affiliated payables	6,897
Other payables and accrued expenses	28,129
Total liabilities		581,424

Net Assets		$ 27,983,593
Net Assets consist of:
Paid in capital		$ 28,743,008
Undistributed net investment income		124,881
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(926,097)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		41,801
Net Assets		$ 27,983,593

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($969,084 ÷ 106,151 shares)	$ 9.13

Maximum offering price per share (100/94.25 of $9.13)	$ 9.69
Class T: Net Asset Value and redemption price per share ($940,415 ÷ 103,127 shares)	$ 9.12

Maximum offering price per share (100/96.50 of $9.12)	$ 9.45
Class B: Net Asset Value and offering price per share ($1,037,787 ÷ 114,072 shares)A	$ 9.10

Class C: Net Asset Value and offering price per share ($1,121,456 ÷ 123,295 shares)A	$ 9.10

International Growth: Net Asset Value, offering price and redemption price per share ($23,056,289 ÷ 2,523,440 shares)	$ 9.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($858,562 ÷ 93,964 shares)	$ 9.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Growth Fund
Financial Statements - continued

Statement of Operations

For the period November 1, 2007 (commencement of operations) to April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 272,256
Interest		13,740
		285,996
Less foreign taxes withheld		(24,410)
Total income		261,586

Expenses
Management fee	$ 68,104
Transfer agent fees	26,113
Distribution fees	11,628
Accounting fees and expenses	4,987
Custodian fees and expenses	91,492
Independent trustees' compensation	31
Registration fees	50,804
Audit	21,849
Legal	4
Miscellaneous	1,061
Total expenses before reductions	276,073
Expense reductions	(146,862)	129,211
Net investment income (loss)		132,375
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(919,787)
Foreign currency transactions	(6,310)
Total net realized gain (loss)		(926,097)
Change in net unrealized appreciation (depreciation) on: Investment securities	43,030
Assets and liabilities in foreign currencies	(1,229)
Total change in net unrealized appreciation (depreciation)		41,801
Net gain (loss)		(884,296)
Net increase (decrease) in net assets resulting from operations		$ (751,921)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period November 1, 2007 (commencement of operations) to April 30, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 132,375
Net realized gain (loss)	(926,097)
Change in net unrealized appreciation (depreciation)	41,801
Net increase (decrease) in net assets resulting from operations	(751,921)
Distributions to shareholders from net investment income	(7,494)
Share transactions - net increase (decrease)	28,740,011
Redemption fees	2,997
Total increase (decrease) in net assets	27,983,593

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $124,881)	$ 27,983,593

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended April 30, 2008 F

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06
Net realized and unrealized gain (loss)	(.93)
Total from investment operations	(.87)
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 9.13
Total ReturnB, C, D	(8.70)%
Ratios to Average Net Assets G
Expenses before reductions	3.29% A
Expenses net of fee waivers, if any	1.50% A
Expenses net of all reductions	1.47% A
Net investment income (loss)	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 969
Portfolio turnover rate	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 1, 2007 (commencement of operations) to April 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended April 30, 2008 F

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04
Net realized and unrealized gain (loss)	(.92)
Total from investment operations	(.88)
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 9.12
Total Return B, C, D	(8.80)%
Ratios to Average Net Assets G
Expenses before reductions	3.51% A
Expenses net of fee waivers, if any	1.75% A
Expenses net of all reductions	1.72% A
Net investment income (loss)	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 940
Portfolio turnover rate	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 1, 2007 (commencement of operations) to April 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended April 30, 2008 F

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	(.92)
Total from investment operations	(.90)
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 9.10
Total Return B, C, D	(9.00)%
Ratios to Average Net Assets G
Expenses before reductions	4.01% A
Expenses net of fee waivers, if any	2.25% A
Expenses net of all reductions	2.22% A
Net investment income (loss)	.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,038
Portfolio turnover rate	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 1, 2007 (commencement of operations) to April 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended April 30, 2008 F

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	(.92)
Total from investment operations	(.90)
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 9.10
Total Return B, C, D	(9.00)%
Ratios to Average Net Assets G
Expenses before reductions	3.97% A
Expenses net of fee waivers, if any	2.25% A
Expenses net of all reductions	2.22% A
Net investment income (loss)	.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,121
Portfolio turnover rate	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 1, 2007 (commencement of operations) to April 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Growth

Period ended April 30, 2008 E

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07
Net realized and unrealized gain (loss)	(.92)
Total from investment operations	(.85)
Distributions from net investment income	(.01)
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 9.14
Total Return B, C	(8.55)%
Ratios to Average Net Assets F
Expenses before reductions	2.66% A
Expenses net of fee waivers, if any	1.25%A
Expenses net of all reductions	1.22%A
Net investment income (loss)	1.49%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,056
Portfolio turnover rate	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 1, 2007 (commencement of operations) to April 30, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended April 30, 2008 E

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.07
Net realized and unrealized gain (loss)	(.92)
Total from investment operations	(.85)
Distributions from net investment income	(.01)
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 9.14
Total ReturnB, C	(8.55)%
Ratios to Average Net AssetsF
Expenses before reductions	3.04% A
Expenses net of fee waivers, if any	1.25% A
Expenses net of all reductions	1.22% A
Net investment income (loss)	1.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 859
Portfolio turnover rate	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 1, 2007 (commencement of operations) to April 30, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Growth, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's tax return. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,655,195
Unrealized depreciation	(1,784,781)
Net unrealized appreciation (depreciation)	$ (129,586)
Cost for federal income tax purposes	$ 28,465,557

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Semiannual Report

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $35,650,604 and $6,907,872, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Growth, as compared to an appropriate benchmark index. The Fund's performance adjustment will not take effect until November 1, 2008. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate was ..71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,065	$ 927
Class T	.25%	.25%	2,182	1,803
Class B	.75%	.25%	4,160	4,020
Class C	.75%	.25%	4,221	3,740
			$ 11,628	$ 10,490

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 885
Class T	115
Class B*	-
Class C*	-
$ 1,000

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 903.21
Class T	691.16
Class B	883.21
Class C	900.21
International Growth	22,129.29
Institutional Class	607.15
	$ 26,113

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $464 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 7,632
Class T	1.75%	7,698
Class B	2.25%	7,345
Class C	2.25%	7,282
International Growth	1.25%	106,958
Institutional Class	1.25%	7,332
		$ 144,247

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,480 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $135.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

FMR or its affiliates were the owners of record of 20% of the total outstanding shares of the Fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

For the period November 1, 2007 (commencement of operations) to April 30, 2008
From net investment income
International Growth	$ 7,036
Institutional Class	458
Total	$ 7,494

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	For the period November 1, 2007 (commencement of operations) to April 30, 2008	For the period November 1, 2007 (commencement of operations) to April 30, 2008
Class A
Shares sold	110,978	$ 1,077,695
Shares redeemed	(4,827)	(41,958)
Net increase (decrease)	106,151	$ 1,035,737
Class T
Shares sold	111,667	$ 1,091,436
Shares redeemed	(8,540)	(73,770)
Net increase (decrease)	103,127	$ 1,017,666
Class B
Shares sold	114,423	$ 1,103,965
Shares redeemed	(351)	(3,008)
Net increase (decrease)	114,072	$ 1,100,957
Class C
Shares sold	123,295	$ 1,177,309
Net increase (decrease)	123,295	$ 1,177,309
International Growth
Shares sold	2,928,144	$ 27,037,961
Reinvestment of distributions	663	6,366
Shares redeemed	(405,367)	(3,564,279)
Net increase (decrease)	2,523,440	$ 23,480,048
Institutional Class
Shares sold	93,916	$ 927,836
Reinvestment of distributions	48	458
Net increase (decrease)	93,964	$ 928,294

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	44,485,656,811.55	94.702
Withheld	2,488,551,854.62	5.298
TOTAL	46,974,208,666.17	100.000
Dennis J. Dirks
Affirmative	44,706,671,638.31	95.173
Withheld	2,267,537,027.86	4.827
TOTAL	46,974,208,666.17	100.000
Edward C. Johnson 3d
Affirmative	44,294,881,638.16	94.296
Withheld	2,679,327,028.01	5.704
TOTAL	46,974,208,666.17	100.000
Alan J. Lacy
Affirmative	44,685,373,413.16	95.127
Withheld	2,288,835,253.01	4.873
TOTAL	46,974,208,666.17	100.000
Ned C. Lautenbach
Affirmative	44,634,541,379.41	95.019
Withheld	2,339,667,286.76	4.981
TOTAL	46,974,208,666.17	100.000
Joseph Mauriello
Affirmative	44,683,962,099.80	95.124
Withheld	2,290,246,566.37	4.876
TOTAL	46,974,208,666.17	100.000
Cornelia M. Small
Affirmative	44,671,688,375.36	95.098
Withheld	2,302,520,290.81	4.902
TOTAL	46,974,208,666.17	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	44,465,262,087.61	94.659
Withheld	2,508,946,578.56	5.341
TOTAL	46,974,208,666.17	100.000
David M. Thomas
Affirmative	44,694,340,813.87	95.147
Withheld	2,279,867,852.30	4.853
TOTAL	46,974,208,666.17	100.000
Michael E. Wiley
Affirmative	44,686,513,174.78	95.130
Withheld	2,287,695,491.39	4.870
TOTAL	46,974,208,666.17	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Growth Fund

On October 18, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for the fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, may choose to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio managers and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge.

Investment Performance. Fidelity International Growth Fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute performance for each class, as well as the fund's relative investment performance for each class measured against a broad-based securities market index and a peer group of mutual funds deemed appropriate by the Board.

The Board considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders. The Board considered that the fund's performance adjustment fee is calculated based on the results of the retail class and does not take into account the performance of the Advisor classes. The Board considered FMR's belief that the retail class is the appropriate class on which to base the performance fee because: (i) the class does not have a 12b-1 fee; and (ii) distribution-related expenses should be excluded from the calculation because they are not related to evaluating an adviser's investment management skills.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and projected total operating expenses for each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Semiannual Report

Based on its review, the Board concluded that the fund's net management fee and projected total expenses for each class of the fund were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets.

The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AIGF-USAN-0608
1.853351.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
International Growth
Fund - Institutional Class

Semiannual Report

April 30, 2008

Institutional Class is
a class of Fidelity®
International Growth Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.
One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity International Growth Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 913.00	$ 7.13
HypotheticalA	$ 1,000.00	$ 1,017.40	$ 7.52
Class T
Actual	$ 1,000.00	$ 912.00	$ 8.32
HypotheticalA	$ 1,000.00	$ 1,016.16	$ 8.77
Class B
Actual	$ 1,000.00	$ 910.00	$ 10.69
HypotheticalA	$ 1,000.00	$ 1,013.67	$ 11.27
Class C
Actual	$ 1,000.00	$ 910.00	$ 10.69
HypotheticalA	$ 1,000.00	$ 1,013.67	$ 11.27
International Growth
Actual	$ 1,000.00	$ 914.50	$ 5.95
HypotheticalA	$ 1,000.00	$ 1,018.65	$ 6.27
Institutional Class
Actual	$ 1,000.00	$ 914.50	$ 5.95
HypotheticalA	$ 1,000.00	$ 1,018.65	$ 6.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50%
Class T	1.75%
Class B	2.25%
Class C	2.25%
International Growth	1.25%
Institutional Class	1.25%

Semiannual Report

Fidelity International Growth Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2008
United Kingdom 18.6%
Switzerland 10.2%
United States of America 8.6%
Germany 8.6%
Japan 7.9%
France 7.0%
Australia 5.8%
Canada 3.9%
South Africa 3.8%
Other 25.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2008
% of fund's net assets
Stocks and Investment Companies	99.6
Short-Term Investments and Net Other Assets	0.4
Top Ten Stocks as of April 30, 2008
% of fund's net assets
Nestle SA (Reg.) (Switzerland, Food Products)	4.5
E.ON AG (Germany, Electric Utilities)	3.2
BHP Billiton PLC ADR (United Kingdom, Metals & Mining)	2.5
Rio Tinto PLC sponsored ADR (United Kingdom, Metals & Mining)	2.4
Nintendo Co. Ltd. (Japan, Software)	2.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.3
CSL Ltd. (Australia, Biotechnology)	2.3
Nokia Corp. sponsored ADR (Finland, Communications Equipment)	2.2
ArcelorMittal SA (NY Reg.) Class A (Luxembourg, Metals & Mining)	2.1
Tesco PLC (United Kingdom, Food & Staples Retailing)	2.1
26.0
Market Sectors as of April 30, 2008
% of fund's net assets
Consumer Staples	17.4
Materials	15.7
Industrials	14.5
Information Technology	11.3
Financials	9.2
Health Care	8.0
Telecommunication Services	6.6
Consumer Discretionary	5.1
Utilities	5.0
Energy	4.9

Semiannual Report

Fidelity International Growth Fund

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Australia - 5.8%
ASX Ltd.	2,890	$ 97,836
Cochlear Ltd.	4,218	225,588
CSL Ltd.	17,248	647,351
Leighton Holdings Ltd.	2,718	120,727
Woolworths Ltd.	12,515	338,797
WorleyParsons Ltd.	5,630	206,047
TOTAL AUSTRALIA		1,636,346
Belgium - 1.5%
Hansen Transmission International NV	18,800	82,234
InBev SA	4,100	337,947
TOTAL BELGIUM		420,181
Bermuda - 0.6%
Aquarius Platinum Ltd.:
(Australia)	3,401	54,343
(United Kingdom)	800	12,606
Ports Design Ltd.	34,500	111,117
TOTAL BERMUDA		178,066
Brazil - 2.4%
Bolsa de Mercadorias & Futuros - BM&F SA	8,000	81,338
Bovespa Holding SA	5,600	85,068
Companhia Vale do Rio Doce sponsored ADR	1,700	66,436
MRV Engenharia e Participacoes SA	9,200	185,417
Petroleo Brasileiro SA - Petrobras sponsored ADR	2,050	248,911
TOTAL BRAZIL		667,170
Canada - 3.9%
Goldcorp, Inc.	5,200	184,899
Harry Winston Diamond Corp.	4,400	130,370
Potash Corp. of Saskatchewan, Inc.	2,100	386,295
Research In Motion Ltd. (a)	3,100	377,053
TOTAL CANADA		1,078,617
Cayman Islands - 0.3%
Chaoda Modern Agriculture (Holdings) Ltd.	62,400	89,679
Denmark - 0.9%
Novo Nordisk AS Series B sponsored ADR	1,000	68,690
Vestas Wind Systems AS (a)	1,760	192,943
TOTAL DENMARK		261,633
Common Stocks - continued
	Shares	Value
Finland - 2.8%
Metso Corp.	2,600	$ 112,836
Nokia Corp. sponsored ADR	20,600	619,442
Wartsila Corp.	920	63,193
TOTAL FINLAND		795,471
France - 7.0%
Alstom SA	1,555	361,699
Compagnie Generale de Geophysique SA (a)	448	113,186
Delachaux SA	2,200	207,061
Groupe Danone	4,095	363,361
L'Oreal SA	667	79,354
Laurent-Perrier Group	800	116,033
Meetic (a)	1,889	50,426
Remy Cointreau SA	1,904	118,447
SeLoger.com (a)	1,367	64,021
Suez SA (France)	5,165	366,870
VINCI SA	1,697	125,651
TOTAL FRANCE		1,966,109
Germany - 8.6%
Bayer AG	3,700	316,529
Continental AG	1,200	141,492
Deutsche Boerse AG	2,400	353,008
E.ON AG	4,400	897,826
Linde AG	1,300	190,969
Siemens AG sponsored ADR	4,200	497,490
TOTAL GERMANY		2,397,314
Hong Kong - 1.2%
China Mobile (Hong Kong) Ltd. sponsored ADR	1,000	86,320
Hong Kong Exchanges & Clearing Ltd.	12,000	245,138
TOTAL HONG KONG		331,458
India - 1.7%
Bharti Airtel Ltd. (a)	15,369	341,291
Reliance Industries Ltd. GDR (Reg. S) (b)	976	127,856
TOTAL INDIA		469,147
Israel - 0.8%
Partner Communications Co. Ltd. ADR	9,600	223,392
Italy - 1.3%
Fiat SpA	16,300	366,345
Common Stocks - continued
	Shares	Value
Japan - 7.9%
Japan Steel Works Ltd.	12,000	$ 221,993
Japan Tobacco, Inc.	35	170,167
Kobayashi Pharmaceutical Co. Ltd.	2,000	69,968
Nintendo Co. Ltd.	1,200	659,424
Osaka Securities Exchange Co. Ltd.	10	54,390
Shiseido Co. Ltd.	6,000	143,942
Sony Financial Holdings, Inc.	27	114,073
Sparx Group Co. Ltd.	250	109,664
Sumitomo Mitsui Financial Group, Inc.	20	172,083
Torishima Pump Manufacturing Co. Ltd.	20,200	349,379
USS Co. Ltd.	1,900	134,908
TOTAL JAPAN		2,199,991
Korea (South) - 0.9%
NHN Corp. (a)	1,036	240,606
Luxembourg - 2.1%
ArcelorMittal SA (NY Reg.) Class A	6,600	587,994
Malaysia - 0.3%
Bandar Raya Developments Bhd	67,700	43,719
Gamuda Bhd	35,200	34,765
TOTAL MALAYSIA		78,484
Mexico - 1.7%
America Movil SAB de CV Series L sponsored ADR	7,500	434,700
Banco Compartamos SA de CV	3,400	14,282
Wal-Mart de Mexico SA de CV Series V	4,900	19,827
TOTAL MEXICO		468,809
Netherlands - 1.2%
AmRest Holdings NV (a)	2,300	89,446
ASML Holding NV (NY Shares)	8,800	249,568
TOTAL NETHERLANDS		339,014
Papua New Guinea - 0.1%
Lihir Gold Ltd. (a)	9,338	25,896
Philippines - 0.2%
Jollibee Food Corp.	43,800	45,641
Singapore - 0.8%
Singapore Exchange Ltd.	35,000	221,702
South Africa - 3.8%
African Rainbow Minerals Ltd.	13,939	473,809
Anglo Platinum Ltd.	454	72,810
Common Stocks - continued
	Shares	Value
South Africa - continued
JSE Ltd.	7,289	$ 62,917
MTN Group Ltd.	16,000	305,804
Murray & Roberts Holdings Ltd.	6,232	72,950
Raubex Group Ltd.	15,221	78,517
TOTAL SOUTH AFRICA		1,066,807
Spain - 2.8%
Grifols SA	7,283	204,082
Inditex SA	2,600	141,979
Telefonica SA sponsored ADR	5,200	449,176
TOTAL SPAIN		795,237
Sweden - 1.4%
H&M Hennes & Mauritz AB (B Shares)	3,000	178,366
Swedish Match Co.	9,200	202,048
TOTAL SWEDEN		380,414
Switzerland - 10.2%
ABB Ltd. sponsored ADR	17,400	533,658
EFG International	3,450	110,351
Nestle SA (Reg.)	2,648	1,269,837
Roche Holding AG (participation certificate)	3,901	650,418
SGS Societe Generale de Surveillance Holding SA (Reg.)	70	98,948
Sonova Holding AG	1,286	108,821
The Swatch Group AG:
(Bearer)	291	78,618
(Reg.)	164	8,450
TOTAL SWITZERLAND		2,859,101
Turkey - 0.6%
Anadolu Efes Biracilik ve Malt Sanyii AS	7,800	70,959
Asya Katilim Bankasi AS (a)	13,500	93,699
TOTAL TURKEY		164,658
United Kingdom - 18.6%
Anglo American PLC ADR	9,300	304,575
Autonomy Corp. PLC (a)	7,100	120,908
BAE Systems PLC	44,300	411,111
BG Group PLC	11,900	291,257
BHP Billiton PLC ADR	9,800	706,384
British American Tobacco PLC sponsored ADR	3,200	241,728
Datacash Group PLC	26,900	150,825
Expro International Group PLC	2,300	69,418
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Informa PLC	6,400	$ 43,964
International Power PLC	15,100	131,874
Man Group PLC	32,237	372,714
Meggitt PLC	9,300	54,871
Reckitt Benckiser Group PLC	7,200	420,587
Rio Tinto PLC sponsored ADR	1,450	681,500
Rolls-Royce Group PLC	12,500	109,105
Serco Group PLC	32,900	288,473
Tesco PLC	68,200	581,718
Xstrata PLC	2,800	219,678
TOTAL UNITED KINGDOM		5,200,690
United States of America - 6.3%
Allergan, Inc.	1,500	84,555
Berkshire Hathaway, Inc. Class B (a)	30	133,710
EnergySolutions, Inc.	2,100	45,885
FMC Technologies, Inc. (a)	3,100	208,320
Gilead Sciences, Inc. (a)	4,000	207,040
Juniper Networks, Inc. (a)	10,800	298,296
Merck & Co., Inc.	2,400	91,296
Philip Morris International, Inc. (a)	2,600	132,678
Pricesmart, Inc.	2,900	82,795
Valero Energy Corp.	2,220	108,447
Varian Semiconductor Equipment Associates, Inc. (a)	2,100	76,923
Visa, Inc.	2,700	225,315
VMware, Inc. Class A	1,137	75,770
TOTAL UNITED STATES OF AMERICA		1,771,030
TOTAL COMMON STOCKS (Cost $27,289,571)		27,327,002
Nonconvertible Preferred Stocks - 0.0%

United Kingdom - 0.0%
Rolls-Royce Group PLC B Shares (a) (Cost $2,065)	1,039,360	2,067
Investment Companies - 1.9%

United States of America - 1.9%
iShares MSCI EAFE Growth Index ETF (Cost $531,305)	7,100	536,902
Cash Equivalents - 1.7%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 1.95%, dated 4/30/08 due 5/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $470,000)	$ 470,025	$ 470,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $28,292,941)		28,335,971
NET OTHER ASSETS - (1.3)%		(352,378)
NET ASSETS - 100%		$ 27,983,593
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $127,856 or 0.5% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$470,000 due 5/01/08 at 1.95%
BNP Paribas Securities Corp.	$ 219,302
Fortis Securities LLC	100,332
HSBC Securities (USA), Inc.	50,122
ING Financial Markets LLC	100,244
$ 470,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Growth Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $470,000) - See accompanying schedule: Unaffiliated issuers (cost $28,292,941)		$ 28,335,971
Cash		386
Foreign currency held at value (cost $9)		9
Receivable for investments sold		34,487
Receivable for fund shares sold		54,408
Dividends receivable		99,331
Prepaid expenses		38,720
Receivable from investment adviser for expense reductions		400
Other receivables		1,305
Total assets		28,565,017

Liabilities
Payable for investments purchased	$ 439,226
Payable for fund shares redeemed	88,828
Accrued management fee	16,087
Distribution fees payable	2,257
Other affiliated payables	6,897
Other payables and accrued expenses	28,129
Total liabilities		581,424

Net Assets		$ 27,983,593
Net Assets consist of:
Paid in capital		$ 28,743,008
Undistributed net investment income		124,881
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(926,097)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		41,801
Net Assets		$ 27,983,593

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($969,084 ÷ 106,151 shares)	$ 9.13

Maximum offering price per share (100/94.25 of $9.13)	$ 9.69
Class T: Net Asset Value and redemption price per share ($940,415 ÷ 103,127 shares)	$ 9.12

Maximum offering price per share (100/96.50 of $9.12)	$ 9.45
Class B: Net Asset Value and offering price per share ($1,037,787 ÷ 114,072 shares)A	$ 9.10

Class C: Net Asset Value and offering price per share ($1,121,456 ÷ 123,295 shares)A	$ 9.10

International Growth: Net Asset Value, offering price and redemption price per share ($23,056,289 ÷ 2,523,440 shares)	$ 9.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($858,562 ÷ 93,964 shares)	$ 9.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Growth Fund
Financial Statements - continued

Statement of Operations

For the period November 1, 2007 (commencement of operations) to April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 272,256
Interest		13,740
		285,996
Less foreign taxes withheld		(24,410)
Total income		261,586

Expenses
Management fee	$ 68,104
Transfer agent fees	26,113
Distribution fees	11,628
Accounting fees and expenses	4,987
Custodian fees and expenses	91,492
Independent trustees' compensation	31
Registration fees	50,804
Audit	21,849
Legal	4
Miscellaneous	1,061
Total expenses before reductions	276,073
Expense reductions	(146,862)	129,211
Net investment income (loss)		132,375
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(919,787)
Foreign currency transactions	(6,310)
Total net realized gain (loss)		(926,097)
Change in net unrealized appreciation (depreciation) on: Investment securities	43,030
Assets and liabilities in foreign currencies	(1,229)
Total change in net unrealized appreciation (depreciation)		41,801
Net gain (loss)		(884,296)
Net increase (decrease) in net assets resulting from operations		$ (751,921)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period November 1, 2007 (commencement of operations) to April 30, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 132,375
Net realized gain (loss)	(926,097)
Change in net unrealized appreciation (depreciation)	41,801
Net increase (decrease) in net assets resulting from operations	(751,921)
Distributions to shareholders from net investment income	(7,494)
Share transactions - net increase (decrease)	28,740,011
Redemption fees	2,997
Total increase (decrease) in net assets	27,983,593

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $124,881)	$ 27,983,593

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended April 30, 2008 F

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06
Net realized and unrealized gain (loss)	(.93)
Total from investment operations	(.87)
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 9.13
Total ReturnB, C, D	(8.70)%
Ratios to Average Net Assets G
Expenses before reductions	3.29% A
Expenses net of fee waivers, if any	1.50% A
Expenses net of all reductions	1.47% A
Net investment income (loss)	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 969
Portfolio turnover rate	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 1, 2007 (commencement of operations) to April 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended April 30, 2008 F

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04
Net realized and unrealized gain (loss)	(.92)
Total from investment operations	(.88)
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 9.12
Total Return B, C, D	(8.80)%
Ratios to Average Net Assets G
Expenses before reductions	3.51% A
Expenses net of fee waivers, if any	1.75% A
Expenses net of all reductions	1.72% A
Net investment income (loss)	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 940
Portfolio turnover rate	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 1, 2007 (commencement of operations) to April 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended April 30, 2008 F

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	(.92)
Total from investment operations	(.90)
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 9.10
Total Return B, C, D	(9.00)%
Ratios to Average Net Assets G
Expenses before reductions	4.01% A
Expenses net of fee waivers, if any	2.25% A
Expenses net of all reductions	2.22% A
Net investment income (loss)	.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,038
Portfolio turnover rate	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 1, 2007 (commencement of operations) to April 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended April 30, 2008 F

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	(.92)
Total from investment operations	(.90)
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 9.10
Total Return B, C, D	(9.00)%
Ratios to Average Net Assets G
Expenses before reductions	3.97% A
Expenses net of fee waivers, if any	2.25% A
Expenses net of all reductions	2.22% A
Net investment income (loss)	.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,121
Portfolio turnover rate	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 1, 2007 (commencement of operations) to April 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Growth

Period ended April 30, 2008 E

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07
Net realized and unrealized gain (loss)	(.92)
Total from investment operations	(.85)
Distributions from net investment income	(.01)
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 9.14
Total Return B, C	(8.55)%
Ratios to Average Net Assets F
Expenses before reductions	2.66% A
Expenses net of fee waivers, if any	1.25%A
Expenses net of all reductions	1.22%A
Net investment income (loss)	1.49%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,056
Portfolio turnover rate	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 1, 2007 (commencement of operations) to April 30, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended April 30, 2008 E

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.07
Net realized and unrealized gain (loss)	(.92)
Total from investment operations	(.85)
Distributions from net investment income	(.01)
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 9.14
Total ReturnB, C	(8.55)%
Ratios to Average Net AssetsF
Expenses before reductions	3.04% A
Expenses net of fee waivers, if any	1.25% A
Expenses net of all reductions	1.22% A
Net investment income (loss)	1.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 859
Portfolio turnover rate	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 1, 2007 (commencement of operations) to April 30, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Growth, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's tax return. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,655,195
Unrealized depreciation	(1,784,781)
Net unrealized appreciation (depreciation)	$ (129,586)
Cost for federal income tax purposes	$ 28,465,557

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Semiannual Report

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $35,650,604 and $6,907,872, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Growth, as compared to an appropriate benchmark index. The Fund's performance adjustment will not take effect until November 1, 2008. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate was ..71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,065	$ 927
Class T	.25%	.25%	2,182	1,803
Class B	.75%	.25%	4,160	4,020
Class C	.75%	.25%	4,221	3,740
			$ 11,628	$ 10,490

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 885
Class T	115
Class B*	-
Class C*	-
$ 1,000

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 903.21
Class T	691.16
Class B	883.21
Class C	900.21
International Growth	22,129.29
Institutional Class	607.15
	$ 26,113

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $464 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 7,632
Class T	1.75%	7,698
Class B	2.25%	7,345
Class C	2.25%	7,282
International Growth	1.25%	106,958
Institutional Class	1.25%	7,332
		$ 144,247

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,480 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $135.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

FMR or its affiliates were the owners of record of 20% of the total outstanding shares of the Fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

For the period November 1, 2007 (commencement of operations) to April 30, 2008
From net investment income
International Growth	$ 7,036
Institutional Class	458
Total	$ 7,494

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	For the period November 1, 2007 (commencement of operations) to April 30, 2008	For the period November 1, 2007 (commencement of operations) to April 30, 2008
Class A
Shares sold	110,978	$ 1,077,695
Shares redeemed	(4,827)	(41,958)
Net increase (decrease)	106,151	$ 1,035,737
Class T
Shares sold	111,667	$ 1,091,436
Shares redeemed	(8,540)	(73,770)
Net increase (decrease)	103,127	$ 1,017,666
Class B
Shares sold	114,423	$ 1,103,965
Shares redeemed	(351)	(3,008)
Net increase (decrease)	114,072	$ 1,100,957
Class C
Shares sold	123,295	$ 1,177,309
Net increase (decrease)	123,295	$ 1,177,309
International Growth
Shares sold	2,928,144	$ 27,037,961
Reinvestment of distributions	663	6,366
Shares redeemed	(405,367)	(3,564,279)
Net increase (decrease)	2,523,440	$ 23,480,048
Institutional Class
Shares sold	93,916	$ 927,836
Reinvestment of distributions	48	458
Net increase (decrease)	93,964	$ 928,294

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	44,485,656,811.55	94.702
Withheld	2,488,551,854.62	5.298
TOTAL	46,974,208,666.17	100.000
Dennis J. Dirks
Affirmative	44,706,671,638.31	95.173
Withheld	2,267,537,027.86	4.827
TOTAL	46,974,208,666.17	100.000
Edward C. Johnson 3d
Affirmative	44,294,881,638.16	94.296
Withheld	2,679,327,028.01	5.704
TOTAL	46,974,208,666.17	100.000
Alan J. Lacy
Affirmative	44,685,373,413.16	95.127
Withheld	2,288,835,253.01	4.873
TOTAL	46,974,208,666.17	100.000
Ned C. Lautenbach
Affirmative	44,634,541,379.41	95.019
Withheld	2,339,667,286.76	4.981
TOTAL	46,974,208,666.17	100.000
Joseph Mauriello
Affirmative	44,683,962,099.80	95.124
Withheld	2,290,246,566.37	4.876
TOTAL	46,974,208,666.17	100.000
Cornelia M. Small
Affirmative	44,671,688,375.36	95.098
Withheld	2,302,520,290.81	4.902
TOTAL	46,974,208,666.17	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	44,465,262,087.61	94.659
Withheld	2,508,946,578.56	5.341
TOTAL	46,974,208,666.17	100.000
David M. Thomas
Affirmative	44,694,340,813.87	95.147
Withheld	2,279,867,852.30	4.853
TOTAL	46,974,208,666.17	100.000
Michael E. Wiley
Affirmative	44,686,513,174.78	95.130
Withheld	2,287,695,491.39	4.870
TOTAL	46,974,208,666.17	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Growth Fund

On October 18, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for the fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, may choose to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio managers and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge.

Investment Performance. Fidelity International Growth Fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute performance for each class, as well as the fund's relative investment performance for each class measured against a broad-based securities market index and a peer group of mutual funds deemed appropriate by the Board.

The Board considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders. The Board considered that the fund's performance adjustment fee is calculated based on the results of the retail class and does not take into account the performance of the Advisor classes. The Board considered FMR's belief that the retail class is the appropriate class on which to base the performance fee because: (i) the class does not have a 12b-1 fee; and (ii) distribution-related expenses should be excluded from the calculation because they are not related to evaluating an adviser's investment management skills.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and projected total operating expenses for each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Semiannual Report

Based on its review, the Board concluded that the fund's net management fee and projected total expenses for each class of the fund were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets.

The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AIGFI-USAN-0608
1.853344.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Investment Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/ Kenneth Robins
Kenneth Robins
President and Treasurer

Date:	June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth Robins
Kenneth Robins
President and Treasurer

Date:	June 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	June 30, 2008